UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   811-22027

                                         FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                                       Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss JW

Fund Management LLC

100 Springdale Rd., Suite A3-416

                                       Cherry Hill, NJ 08003

(Name and address of agent for service)

Registrant’s telephone number, including area code:   856-528-3500

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

ARABESQUE SYSTEMATIC USA FUND

Semi-Annual Report

Performance Data

March 31, 2020

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2020
	Six Months†	1 Year	Since Inception**
Institutional Class*	-11.48%	-11.55%	2.54%
MSCI USA Index (Net Returns)	-12.57%	-7.68%	4.10%**

†	Not annualized.

*	The Arabesque Systematic USA Fund (the “Fund”) Institutional Class shares commenced operations on May 3, 2017.

**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (844) 567-2134. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, are 1.44% and 0.95%, respectively, of the Fund’s average daily net assets for Institutional Class shares. These ratios are stated in the current prospectus dated February 1, 2020, and may differ from the actual expenses incurred by the Fund for the period covered by this report. Arabesque Asset Management Ltd (“Arabesque” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, dividend and interest expense on securities sold short, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.95% (on an annual basis) with respect to the Fund’s average daily net assets of the Institutional Class (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount that was in effect at the time of the Expense Limitation.

A 1.00% redemption fee applies to shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the performance of the MSCI USA Index (Net Returns). The MSCI USA Index (Net Returns) is a widely recognized index, designed to measure the performance of the large and mid-cap segments of the US market. With 624 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the US. You cannot invest directly into an index.

Mutual fund investing involves risk, including possible loss of principal.

ARABESQUE SYSTEMATIC USA FUND

Fund Expense Disclosure

March 31, 2020

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six month period from October 1, 2019 through March 31, 2020 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2

ARABESQUE SYSTEMATIC USA FUND

Fund Expense Disclosure (Concluded)

March 31, 2020

(Unaudited)

	Arabesque Systematic USA Fund
	Beginning Account Value	Ending Account Value	Expenses Paid
	October 1, 2019	March 31, 2020	During Period*
Institutional Class
Actual	$1,000.00	$885.20	$4.48
Hypothetical (5% return before expenses)	1,000.00	1,020.25	4.80

*

Expenses are equal to an annualized expense ratio for the six-month period ended March 31, 2020 of 0.95% for the Institutional Class of the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (183), then divided by 366 to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six-month total return for the Fund of (11.48)% for Institutional Class shares.

3

ARABESQUE SYSTEMATIC USA FUND

Portfolio Holdings Summary Table

March 31, 2020

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net
	Assets	Value
COMMON STOCKS:
Consumer, Non-cyclical	9.2%	$2,903,954
Industrial	4.3	1,347,960
Technology	4.1	1,279,280
Consumer, Cyclical	4.0	1,243,019
Utilities	2.2	702,964
Communications	2.0	614,775
Other Assets In Excess of Liabilities	74.2	23,304,006

NET ASSETS	100.0%	$31,395,958

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

ARABESQUE SYSTEMATIC USA FUND

Portfolio of Investments

March 31, 2020

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — 25.8%
Communications — 2.0%
Cogent Communications Holdings, Inc.	7,500	$614,775

Consumer, Cyclical — 4.0%
Costco Wholesale Corp.	2,200	627,286
Domino’s Pizza, Inc.	1,900	615,733

		1,243,019

Consumer, Non-cyclical — 9.2%
Acceleron Pharma, Inc.*	5,400	485,298
ChemoCentryx, Inc.*	19,000	763,420
Clorox Co. (The)	1,700	294,525
Quidel Corp.*	7,100	694,451
Vertex Pharmaceuticals Inc*	2,800	666,260

		2,903,954

Industrial — 4.3%
AAON, Inc.	13,500	652,320
Federal Signal Corp.	25,500	695,640

		1,347,960

Technology — 4.1%
Adobe Inc.*	2,048	651,756
Everbridge, Inc.*	5,900	627,524

		1,279,280

Utilities — 2.2%
American States Water Co.	8,600	702,964

TOTAL COMMON STOCKS (Cost $7,832,091)		8,091,952

Value
TOTAL INVESTMENTS - 25.8% (Cost $7,832,091)	$8,091,952
OTHER ASSETS IN EXCESS OF LIABILITIES - 74.2%	23,304,006

NET ASSETS - 100.0%	$31,395,958

*	Non-income producing.

The accompanying notes are an integral part of the financial statements.

5

ARABESQUE SYSTEMATIC USA FUND

Statement of Assets and Liabilities

March 31, 2020

(Unaudited)

Assets
Investments, at value (Cost $7,832,091)	$8,091,952
Cash	23,879,685
Receivable for investments sold	694,418
Receivable for capital shares sold	149,933
Dividends receivable	6,883
Prepaid expenses and other assets	24,084

Total assets	32,846,955

Liabilities
Payable for investments purchased	1,227,736
Payable for capital shares redeemed	161,896
Payable for administration and accounting fees	16,998
Payable for audit fees	14,565
Payable for legal fees	12,047
Payable for printing fees	5,426
Payable to Investment Adviser	3,666
Payable for transfer agent fees	3,428
Payable for custodian fees	3,149
Payable for Trustees and Officers	2,086

Total liabilities	1,450,997

Net Assets	$31,395,958

Net Assets Consisted of:
Capital stock, $0.01 par value	$30,008
Paid-in capital	33,460,948
Total distributable earnings	(2,094,998)

Net Assets	$31,395,958

Institutional Class:
Shares outstanding	3,000,777

Net asset value, offering and redemption price per share ($31,395,958 / 3,000,777 shares)	$10.46

The accompanying notes are an integral part of the financial statements.

6

ARABESQUE SYSTEMATIC USA FUND

Statement of Operations

For the Six Months Ended March 31, 2020

(Unaudited)

Investment Income
Dividends	$200,482

Total investment income	200,482

Expenses
Advisory fees (Note 2)	143,530
Administration and accounting fees (Note 2)	33,689
Trustees’ and officers’ fees (Note 2)	20,360
Legal fees	17,423
Transfer agent fees (Note 2)	16,223
Registration and filing fees	15,289
Audit fees	14,596
Printing and shareholder reporting fees	8,984
Custodian fees (Note 2)	8,950
Other expenses	4,743

Total expenses before waivers and reimbursements	283,787

Less: waivers and reimbursements (Note 2)	(101,982)

Net expenses after waivers and reimbursements	181,805

Net investment income	18,677

Net realized and unrealized gain/(loss) from investments
Net realized loss from investments	(743,848)
Net change in unrealized appreciation/(depreciation) on investments	(3,344,388)

Net realized and unrealized loss on investments	(4,088,236)

Net decrease in net assets resulting from operations	$(4,069,559)

The accompanying notes are an integral part of the financial statements.

7

ARABESQUE SYSTEMATIC USA FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	March 31, 2020	Year Ended
	(Unaudited)	September 30, 2019
Increase/(Decrease) in Net Assets from Operations:
Net investment income	$18,677	$195,327
Net realized loss from investments	(743,848)	(1,629,689)
Net change in unrealized appreciation/(depreciation) on investments	(3,344,388)	(2,116,510)

Net decrease in net assets resulting from operations	(4,069,559)	(3,550,872)

Less Dividends and Distributions to Shareholders From:
Total distributable earnings	(176,950)	(985,769)

Net decrease in net assets from dividends and distributions to shareholders	(176,950)	(985,769)

Increase/(Decrease) in Net Assets Derived from Capital Share Transactions (Note 4)	(3,803,351)	1,329,116

Total decrease in net assets	(8,049,860)	(3,207,525)

Net assets
Beginning of period	39,445,818	42,653,343

End of period	$31,395,958	$39,445,818

The accompanying notes are an integral part of the financial statements.

8

ARABESQUE SYSTEMATIC USA FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the
	Six Months Ended		For the	For the	For the Period
	March 31, 2020		Year Ended	Year Ended	May 3, 2017* to
	(Unaudited)		September 30, 2019	September 30, 2018	September 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$11.87		$13.14	$10.54	$10.00

Net investment income/(loss)(1)	0.01		0.06	(0.02)	(0.01)
Net realized and unrealized gain/(loss) on investments	(1.37)		(1.07)	2.62	0.55

Net increase/(decrease) in net assets resulting from operations	(1.36)		(1.01)	2.60	0.54

Dividends and distributions to shareholders from:
Net investment income	(0.05)		— (2)	— (2)	—
Net realized capital gains	—		(0.26)	—	—

Total dividends and distributions to shareholders	(0.05)		(0.26)	—	—

Net asset value, end of period	$10.46		$11.87	$13.14	$10.54

Total investment return(3)	(11.48)%		(7.52)%	24.69%	5.40%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$31,396		$39,469	$42,653	$15,114
Ratio of expenses to average net assets	0.95	%(4)	0.95%	0.95%	0.95	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	1.48	%(4)	1.44%	1.73%	3.25	%(4)
Ratio of net investment income/(loss) to average net assets	0.10	%(4)	0.48%	(0.20)%	(0.16	)%(4)
Portfolio turnover rate	127	%(6)	307%	190%	82	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

9

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements

March 31, 2020

(Unaudited)

1. Organization and Significant Accounting Policies

The Arabesque Systematic USA Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on May 3, 2017. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers two separate classes of shares, Investor Class and Institutional Class shares. As of March 31, 2020, Investor Class shares have not been issued.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Arabesque Asset Management Ltd (“Arabesque” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined

10

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund’s investments carried at fair value:

Level 2
			Other	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
	03/31/20	Price	Inputs	Inputs
Common Stocks*	$8,091,952	$8,091,952	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

11

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended March 31, 2020, there were no transfers in or out of Level 3.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

12

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to its long-term implications. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Fund management is continuing to monitor this development and evaluate its impact on the Fund.

Recent Regulatory Reporting Updates and Accounting Pronouncements — In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (the “2018 ASU”) which adds, modifies and removes disclosure requirements related to certain aspects of fair value measurement. The 2018 ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. As of March 31, 2020, the Fund has fully adopted the provisions of the 2018 ASU, which did not have a material impact on the Fund’s financial statements and related disclosures or impact the Fund’s net assets or results of operations.

2. Transactions with Related Parties and Other Service Providers

Arabesque serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, dividend and interest expense on securities sold short, interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.95% (on an annual basis) with respect to the Fund’s average daily net assets of the Institutional Class (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount that was in effect at the time of the Expense Limitation. As of March 31, 2020, the amount of potential recovery was as follows:

Expiration
September 30, 2020	September 30, 2021	September 30, 2022	March 31, 2023	Total
$70,327	$146,253	$177,367	$101,982	$495,929

As of March 31, 2020, the Adviser earned advisory fees of $143,530 and waived fees and reimbursed expenses of $101,982.

13

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon and the Transfer Agent have the ability to recover such amounts previously waived, if the Fund terminates its agreements with BNY Mellon and the Transfer Agent within three years of commencing operations. As of March 31, 2020, the amount of potential recovery was $125,414. The ability to recover such amounts previously waived expires on May 3, 2020.

The Trust, on behalf of the Fund, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Fund for these services are included in Transfer Agent fees in the Statement of Operations.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. Duff & Phelps, LLC (“D&P”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and D&P are compensated for their services provided to the Trust.

14

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

3. Investment in Securities

For the six months ended March 31, 2020, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$42,380,370	$67,679,464

4. Capital Share Transactions

For the six months ended March 31, 2020 and for the year ended September 30, 2019, transactions in capital shares of the Fund (authorized shares unlimited) were as follows:

	For the Six Months Ended
	March 31, 2020		For the Year Ended
	(Unaudited)		September 30, 2019
	Shares	Amount	Shares	Amount
Institutional Class
Sales	129,558	$1,542,568	1,206,500	$14,375,436
Reinvestments	11,642	140,519	75,042	839,629
Redemptions	(464,547)	(5,486,472)	(1,202,656)	(13,886,811)
Redemption Fees*	—	34	—	862

Net increase/(decrease)	(323,347)	$(3,803,351)	78,886	$1,329,116

*

There is a 1.00% redemption fee that may be charged on shares redeemed which have been held for 30 days or less. The redemption fee is retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

15

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements (Concluded)

March 31, 2020

(Unaudited)

For the year ended September 30, 2019, the tax character of distributions paid by the Fund was $766,938 of ordinary income dividends and $218,831 of long-term capital gains distributions. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of September 30, 2019, the components of distributable earnings on a tax basis were as follows:

Capital Loss	Undistributed	Unrealized	Qualified	Total
Carryforward	Ordinary Income	Appreciation	Late-Year Losses	Distributable Earnings
$(105,001)	$176,951	$3,549,618	$(1,470,057)	$2,151,511

As of March 31, 2020, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$7,832,091

Gross unrealized appreciation	$466,165
Gross unrealized depreciation	(206,304)

Net unrealized appreciation	$259,861

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain net capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30, and (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2019, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2019. As of September 30, 2019, the Fund had long-term capital gain deferrals of $534,570 and short-term capital loss deferrals of $2,004,627.

Accumulated capital losses represent net capital loss carryforwards as of September 30, 2019 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2019, the Fund had $105,001 of short-term capital loss carryforwards which have an unlimited period of capital loss carryforward.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

16

ARABESQUE SYSTEMATIC USA FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (844) 567-2134 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to their reports on Form N-PORT. The Trust’s portfolio holdings on Form N-PORT are available on the SEC’s website at http://www.sec.gov.

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on March 10-11, 2020 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between Arabesque Asset Management Ltd (“Arabesque” or the “Adviser”) and the Trust (the “Arabesque Agreement”) on behalf of the Arabesque Systematic USA Fund (“Arabesque USA Fund”) and the Arabesque Systematic Fund (together the “Arabesque Funds”). At the Meeting, the Board considered the continuation of the Arabesque Agreement with respect to each Fund for an additional one year period.

In determining whether to continue the Arabesque Agreement for an additional one-year period, the Trustees, including the Independent Trustees, considered information provided by Arabesque in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “Arabesque 15(c) Response”) regarding (i) the services performed by Arabesque for the Arabesque Funds, (ii) the size and qualifications of Arabesque’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Arabesque Funds, (iv) investment performance of the Arabesque Funds, (v) Arabesque’s financial condition, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Arabesque Funds and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Arabesque’s ability to service the Arabesque Funds, and (x) compliance with the Arabesque Funds’ investment objectives, policies and practices (including

17

ARABESQUE SYSTEMATIC USA FUND

Other Information

(Unaudited) (Continued)

codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. The Trustees received reports at Board meetings throughout the year covering matters such as the relative performance of the Arabesque USA Fund, compliance with the Fund’s investment objective, policies, strategies and limitations, compliance of portfolio management personnel with the applicable code of ethics, and adherence to pricing procedures as established by the Board (each, as applicable). The Trustees noted that the Arabesque Systematic Fund had not yet launched, so certain information was available with respect to the Arabesque USA Fund only.

The Board noted that representatives of Arabesque joined the Meeting in-person and via teleconference and discussed Arabesque’s history, performance, investment strategy, and compliance program. Representatives of Arabesque responded to questions from the Board. In addition to the Arabesque 15(c) Response, the Trustees also considered other factors they believed to be relevant to considering the continuation of the Arabesque Agreement, including the matters discussed below. In their deliberations, the Trustees did not identify any particular information as controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Arabesque Funds and Arabesque, as provided by the terms of the Arabesque Agreement, including the advisory fees under the Arabesque Agreement, are fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

The Trustees considered the services provided by Arabesque to the Arabesque USA Fund. The Trustees considered Arabesque’s personnel and the depth of Arabesque’s personnel who provide investment management services to the Arabesque USA Fund and their experience. Based on the Arabesque 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided by Arabesque are appropriate and consistent with the terms of the Arabesque Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Arabesque USA Fund is likely to benefit from the continued provision of those services, (iv) Arabesque has sufficient personnel, with the appropriate skills and experience, to serve the Arabesque USA Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Arabesque USA Fund is likely to continue under the Arabesque Agreement.

The Board discussed Arabesque’s business continuity plan, and its ability to continue to manage the Arabesque Funds effectively in light of the recent volatility in financial markets as a result of the COVID-19 virus outbreak.

The Trustees considered the investment performance for the Arabesque USA Fund and Arabesque. The Trustees reviewed historical performance charts prepared by a third-party, which showed the performance of the Fund as compared to the Lipper Multi-Strategy Funds Index and the MSCI USA ND Index, for the year-to-date, one year, two year and since inception periods ended December 31, 2019. The Trustees noted that the Institutional Class shares of the Arabesque USA Fund outperformed the Lipper Multi-Strategy

18

ARABESQUE SYSTEMATIC USA FUND

Other Information

(Unaudited) (Concluded)

Funds Index for the year-to-date, one year, two year and since inception periods ended December 31, 2019 and underperformed the MSCI USA ND Index for the year-to-date, one year, two year and since inception periods ended December 31, 2019, and concluded that Arabesque had adequately explained the factors contributing to the Arabesque USA Fund’s performance over such periods.

The Trustees also considered information regarding Arabesque’s advisory fee and an analysis of this fee in relation to the delivery of services to the Arabesque USA Fund and any other ancillary benefit resulting from the Arabesque’s relationship with the Arabesque USA Fund. The Trustees considered the fees that Arabesque charges to certain other separately managed account (“SMA”) clients advised by Arabesque, and evaluated the explanations provided by Arabesque as to differences in fees charged to the Arabesque USA Fund and such SMA, particularly the operational differences in managing a SMA versus a US registered mutual fund. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Arabesque USA Fund versus those mutual funds in the Lipper Multi-Strategy Funds category with $250 million or less in assets (the “Peer Group”). The Trustees noted that the contractual advisory fee and net total expense ratio of the Fund’s Institutional Class shares were each lower than the median of the contractual advisory fee and net total expense ratio of the Peer Group. The Trustees concluded that the advisory fee and services provided by Arabesque are sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Arabesque USA Fund based on the information provided at the Board Meeting.

The Trustees considered the costs of the services provided by Arabesque, the compensation and benefits received by Arabesque in providing services to the Arabesque USA Fund, its profitability and certain additional information related to Arabesque’s financial condition. In addition, the Trustees considered any direct or indirect revenues received by affiliates of Arabesque.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Arabesque USA Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the Arabesque USA Fund increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the advisory fee does not include “breakpoint” reductions in the advisory fee rate at specific asset levels but that Arabesque has contractually agreed to waive fees and/or reimburse certain expenses of the Arabesque USA Fund for the benefit of shareholders.

At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board unanimously approved the continuation of the Arabesque Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

19

Investment Adviser

Arabesque Asset Management Ltd

43 Grosvenor Street

London W1K 3HL

England

The United Kingdom

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7096

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

ARA-0320

ARABESQUE

SYSTEMATIC USA

FUND

of

FundVantage Trust

Institutional Class

SEMI-ANNUAL

REPORT

March 31, 2020

(Unaudited)

IMPORTANT NOTE: Beginning on January 1, 2021, paper copies of the Arabesque Systematic Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from Arabesque Systematic Funds or from your financial intermediary. Instead, annual and semi-annual shareholder reports will be available on the Arabesque Systematic Funds’ website (https://arabesque.com/), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through Arabesque Systematic Funds, call Shareholder Services toll-free at (844) 567-2134 or write to the Arabesque Systematic Funds at:

Arabesque Systematic Funds

FundVantage Trust

c/o BNY Mellon Investment Servicing

P.O. Box 9829

Providence, RI 02940-8029

Your election to receive shareholder reports in paper will apply to all Arabesque Systematic Funds that you hold through the financial intermediary, or directly with Arabesque Systematic Funds.

This report is submitted for the general information of the shareholders of the Arabesque Systematic USA Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Arabesque Systematic USA Fund.

GOTHAM FUNDS

of

FundVantage Trust

Gotham Absolute Return Fund

Gotham Enhanced Return Fund

Gotham Neutral Fund

Gotham Large Value Fund

Gotham Defensive Long 500 Fund

Gotham Total Return Fund

SEMI-ANNUAL REPORT

March 31, 2020

(Unaudited)

Important Information on Paperless Delivery

Beginning on January 1, 2021, paper copies of the Gotham Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from the Gotham Funds or from your financial intermediary. Instead, annual and semi-annual shareholder reports will be available on the Gotham Funds’ website (www.GothamFunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through the Gotham Funds, call the Gotham Funds toll-free at 1 (877) 974-6852 or write to the Gotham Funds at Gotham Funds, FundVantage Trust, c/o BNY Mellon Investment Servicing, P.O. Box 9829, Providence, RI 02940-8029. Your election to receive shareholder reports in paper will apply to all Gotham Funds that you hold through the financial intermediary, or directly with the Gotham Funds.

This report is submitted for the general information of the shareholders of the Gotham Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Gotham Funds.

GOTHAM FUNDS

SEMI-ANNUAL REPORT

AS OF MARCH 31, 2020

[THIS PAGE INTENTIONALLY LEFT BLANK.]

GOTHAM FUNDS

Important Information

The performance data quoted in this report represents past performance and does not guarantee future results. The investment return and principal value of an investment in a Gotham Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

Each Gotham Fund covered by this report (each a “Fund”) compares its performance to an unmanaged index. An index does not reflect operational and transactional costs which apply to a mutual fund. It is not possible to invest directly in an index.

Mutual fund investing involves risks, including possible loss of principal. Each Fund except Gotham Large Value Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Each Fund except Gotham Large Value Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. Gotham Enhanced Return Fund and Gotham Defensive Long 500 Fund utilize one or more swap agreements in their investment programs. The use of derivatives such as swaps exposes a Fund to additional risks including increased volatility, lack of liquidity and possible losses greater than a Fund’s initial investments. Gotham Total Return Fund will primarily engage in short sales, leverage and swaps through its investments in underlying funds. Certain Funds may invest in securities of large-, mid- and small-cap companies. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. A Fund may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs to a Fund. There can be no guarantee that a Fund will achieve its objectives.

A prospective investor should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Funds, and should be read carefully before investing. A copy of the prospectus or summary prospectus is available at www.GothamFunds.com or by calling (877) 974-6852.

1

GOTHAM FUNDS

Gotham Absolute Return Fund

Semi-Annual Report

Performance Data

March 31, 2020

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2020
	Six				Since
	Months*	1 Year	3 Year	5 Year	Inception
Institutional Class Shares	-14.06%	-12.19%	-1.75%	-0.81%	4.51%*	*
HFRX Equity Hedge Index	-11.04%	-9.44%	-2.36%	-1.77%	0.97%*	**

*	Not Annualized.
**	The Gotham Absolute Return Fund (the “Fund”) commenced operations on August 31, 2012.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2020, the “Total Annual Fund Operating Expenses” are 2.17% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.15% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2022, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.

2

GOTHAM FUNDS

Gotham Enhanced Return Fund

Semi-Annual Report

Performance Data

March 31, 2020

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2020
	Six				Since
	Months*	1 Year	3 Year	5 Year	Inception
Institutional Class Shares	-22.05%	-19.33%	-1.96%	0.21%	5.30%*	*
S&P 500® Total Return Index	-12.31%	-6.98%	5.10%	6.73%	9.19%*	**

*	Not Annualized.
**	The Gotham Enhanced Return Fund (the “Fund”) commenced operations on May 31, 2013.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2020, the “Total Annual Fund Operating Expenses” are 2.15% for Institutional Class Shares of the Fund’s average daily net assets. This ratio may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2022, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

3

GOTHAM FUNDS

Gotham Neutral Fund

Semi-Annual Report

Performance Data

March 31, 2020

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2020
	Six				Since
	Months*	1 Year	3 Year	5 Year	Inception
Institutional Class Shares	-8.89%	-7.64%	-3.09%	-1.96%	-0.41%*	*
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	1.04%	2.25%	1.83%	1.19%	0.91%*	**

*	Not Annualized.
**	The Gotham Neutral Fund (the “Fund”) commenced operations on August 30, 2013.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2020, the “Total Annual Fund Operating Expenses” are 2.14% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.15% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2022, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Index”). The Index is an index comprised of a single Treasury bill issue purchased at the beginning of the month and held for a full month, then sold and rolled into a newly selected Treasury bill issue.

4

GOTHAM FUNDS

Gotham Large Value Fund

Semi-Annual Report

Performance Data

March 31, 2020

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2020
	Six			Since
	Months*	1 Year	3 Year	Inception
Institutional Class Shares	-19.54%	-15.80%	1.61%	5.55%*	*
S&P 500® Total Return Index	-12.31%	-6.98%	5.10%	7.85%*	**

*	Not Annualized.
**	The Gotham Large Value Fund (the “Fund”) commenced operations on December 31, 2015.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2020, the “Total Annual Fund Operating Expenses” are 1.05% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 0.75% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.75% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2022, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

5

GOTHAM FUNDS

Gotham Defensive Long 500 Fund

Semi-Annual Report

Performance Data

March 31, 2020

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2020
	Six			Since
	Months*	1 Year	3 Year	Inception
Institutional Class Shares	-18.63%	-14.14%	1.78%	4.60%*	*
S&P 500® Total Return Index	-12.31%	-6.98%	5.10%	7.27%*	**

*	Not Annualized.
**	The Gotham Defensive Long 500 Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2020, the “Total Annual Fund Operating Expenses” are 2.03% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.35% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.35% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2022, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

6

GOTHAM FUNDS

Gotham Total Return Fund

Semi-Annual Report

Performance Data

March 31, 2020

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2020
	Six				Since
	Months*	1 Year	3 years	5 years	Inception
Institutional Class Shares	-16.21%	-13.27%	0.67%	2.96%	2.96%*	*
Investor Class Shares	-16.30%	-13.49%	N/A	N/A	-5.03%*	*
HFRX Equity Hedge Index	-11.04%	-9.44%	-2.36%	-1.77%	-1.77%*	**

*	Not Annualized.
**	Institutional Class shares and Investor Class shares of the Gotham Total Return Fund (the “Fund”) incepted on March 31, 2015 and December 29, 2017, respectively.
***	Benchmark performance is from inception date of the Fund’s Institutional Class shares only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class and Investor Class to the value of the shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2020, the “Total Annual Fund Operating Expenses” and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.16% and 1.47% for the Institutional Class shares, respectively, and 2.41% and 1.72% for the Investor Class shares, respectively, of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, management fees (if any) and brokerage commissions), do not exceed 0.00% with respect to Institutional Class shares, (on an annual basis) and 0.25% with respect to Investor Class shares, (on an annual basis), of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2022, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The recoupment of fees waived or expenses reimbursed are limited to the lesser of (a) the Expense Limitation in effect at the time fees were waived or expenses were reimbursed, and (b) the Expense Limitation in effect at the time of recoupment.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.

The Fund normally allocates the majority of its assets among mutual funds advised by Gotham. Therefore, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of fees and expenses of the underlying funds in addition to the Fund’s own expenses. The Fund also is subject to the risks of the underlying funds, which may include any or all of the risks described in Important Information.

7

GOTHAM FUNDS

Fund Expense Disclosure

March 31, 2020

(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2019, and held for the entire period through March 31, 2020.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Absolute Return Fund
Institutional Class
Actual	$1,000.00	$859.40	2.64%	$12.28
Hypothetical (5% return before expenses)	1,000.00	1,011.79	2.64%	13.29

Gotham Enhanced Return Fund
Institutional Class
Actual	$1,000.00	$779.50	2.15%	$9.56
Hypothetical (5% return before expenses)	1,000.00	1,014.25	2.15%	10.83

Gotham Neutral Fund
Institutional Class
Actual	$1,000.00	$911.10	2.62%	$12.52
Hypothetical (5% return before expenses)	1,000.00	1,011.90	2.62%	13.18

8

GOTHAM FUNDS

Fund Expense Disclosure (Concluded)

March 31, 2020

(Unaudited)

	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Large Value Fund
Institutional Class
Actual	$1,000.00	$804.60	0.75%	$3.38
Hypothetical (5% return before expenses)	1,000.00	1,021.25	0.75%	3.79

Gotham Defensive Long 500 Fund
Institutional Class
Actual	$1,000.00	$813.70	1.35%	$6.12
Hypothetical (5% return before expenses)	1,000.00	1,018.25	1.35%	6.81

Gotham Total Return Fund
Institutional Class
Actual	$1,000.00	$837.90	0.00%	$—
Hypothetical (5% return before expenses)	1,000.00	1,025.00	0.00%	—
Investor Class
Actual	$1,000.00	$837.00	0.25%	$1.15
Hypothetical (5% return before expenses)	1,000.00	1,023.75	0.25%	1.26

*

Annualized expense ratios include dividend expense on securities sold short and interest expense on securities sold short and borrowings, except for Gotham Large Value Fund, which does not short securities or use leverage.

**

Expenses are equal to a Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the six-month period ended March 31, 2020, multiplied by the average account value over the period, multiplied by the number of days in the most recent period, then divided by 366 to reflect the period. Hypothetical expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366 to reflect the period.

9

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2020

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Absolute Return Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	20.6%	$121,498,928
Materials	10.8	63,943,002
Energy	9.8	57,907,760
Retailing	9.4	55,676,804
Pharmaceuticals, Biotechnology & Life Sciences	9.1	53,451,180
Technology Hardware & Equipment	8.3	48,762,986
Software & Services	7.6	44,966,702
Health Care Equipment & Services	7.5	44,252,324
Food, Beverage & Tobacco	7.4	43,528,236
Consumer Durables & Apparel	4.8	28,520,603
Transportation	4.8	28,021,581
Semiconductors & Semiconductor Equipment	4.4	25,881,160
Consumer Services	3.5	20,693,601
Media & Entertainment	2.5	14,789,833
Commercial & Professional Services	2.4	14,108,339
Telecommunication Services	2.1	12,208,894
Automobiles & Components	1.7	9,917,985
Household & Personal Products	1.3	7,527,074
Food & Staples Retailing	1.1	6,418,027
Utilities	1.0	5,715,829
Corporate Bonds and Notes:
Capital Goods	0.0	708

Total Long Positions	120.1	707,791,556

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Food & Staples Retailing	(0.2)%	$(1,142,457)
Household & Personal Products	(0.4)	(2,506,493)
Automobiles & Components	(1.1)	(6,396,519)
Consumer Durables & Apparel	(1.4)	(8,094,738)
Consumer Services	(1.5)	(8,561,863)
Telecommunication Services	(1.5)	(9,049,842)
Commercial & Professional Services	(1.7)	(10,144,443)
Transportation	(2.4)	(14,016,711)
Materials	(2.4)	(14,366,537)
Technology Hardware & Equipment	(2.6)	(15,534,220)
Utilities	(3.0)	(17,755,615)
Food, Beverage & Tobacco	(3.2)	(18,582,700)
Energy	(3.5)	(20,436,436)
Media & Entertainment	(3.5)	(20,779,124)
Retailing	(3.6)	(21,000,483)
Semiconductors & Semiconductor Equipment	(4.0)	(23,477,338)
Capital Goods	(4.0)	(23,639,934)
Health Care Equipment & Services	(6.3)	(37,127,931)
Pharmaceuticals, Biotechnology & Life Sciences	(6.4)	(38,016,784)
Software & Services	(7.4)	(43,563,237)

Total Short Positions	(60.1)	(354,193,405)

Other Assets in Excess of Liabilities	40.0	235,753,233

NET ASSETS	100.0%	$589,351,384

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

10

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2020

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced Return Fund

	% of Net Assets	Value
Common Stocks:
Capital Goods	16.1%	$44,533,494
Retailing	7.9	21,755,619
Materials	7.4	20,540,442
Health Care Equipment & Services	7.4	20,526,944
Software & Services	7.3	20,106,834
Energy	6.9	19,147,337
Pharmaceuticals, Biotechnology & Life Sciences	6.2	17,048,693
Technology Hardware & Equipment	6.1	16,947,166
Food, Beverage & Tobacco	6.1	16,851,433
Consumer Durables & Apparel	4.4	12,071,021
Semiconductors & Semiconductor Equipment	3.6	9,970,364
Transportation	3.5	9,827,611
Consumer Services	2.8	7,701,982
Media & Entertainment	2.5	6,905,375
Telecommunication Services	2.4	6,640,237
Commercial & Professional Services	1.9	5,149,832
Automobiles & Components	1.1	2,995,264
Household & Personal Products	0.8	2,229,757
Utilities	0.8	2,222,379
Food & Staples Retailing	0.7	1,970,204

Total Common Stocks	95.9	265,141,988

Other Assets in Excess of Liabilities	4.1	11,291,179

NET ASSETS	100.0%	$276,433,167

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

11

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2020

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Neutral Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	17.2%	$22,869,008
Materials	12.1	16,153,420
Retailing	10.3	13,725,301
Software & Services	8.9	11,872,083
Energy	8.6	11,460,973
Health Care Equipment & Services	8.4	11,142,733
Pharmaceuticals, Biotechnology & Life Sciences	8.2	10,958,679
Food, Beverage & Tobacco	7.8	10,406,281
Technology Hardware & Equipment	7.3	9,767,998
Consumer Durables & Apparel	6.3	8,327,612
Transportation	4.7	6,320,573
Consumer Services	3.8	5,101,335
Semiconductors & Semiconductor Equipment	3.7	4,977,518
Commercial & Professional Services	3.6	4,830,110
Media & Entertainment	2.7	3,659,302
Telecommunication Services	1.6	2,073,671
Utilities	1.4	1,797,758
Household & Personal Products	1.4	1,795,844
Automobiles & Components	1.3	1,763,114
Food & Staples Retailing	0.7	991,177
Corporate Bonds and Notes:
Capital Goods	0.0	645

Total Long Positions	120.0	159,995,135

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Food & Staples Retailing	(0.1)%	$(179,495)
Household & Personal Products	(0.4)	(618,955)
Automobiles & Components	(1.6)	(2,127,982)
Consumer Durables & Apparel	(2.0)	(2,643,567)
Consumer Services	(2.1)	(2,775,323)
Telecommunication Services	(2.3)	(3,026,360)
Commercial & Professional Services	(2.6)	(3,438,069)
Materials	(3.6)	(4,809,399)
Transportation	(3.8)	(5,091,512)
Utilities	(3.8)	(5,105,409)
Food, Beverage & Tobacco	(4.4)	(5,916,796)
Technology Hardware & Equipment	(4.6)	(6,133,191)
Media & Entertainment	(5.4)	(7,194,691)
Energy	(5.6)	(7,445,869)
Retailing	(6.0)	(8,034,820)
Capital Goods	(6.3)	(8,403,014)
Semiconductors & Semiconductor Equipment	(7.7)	(10,238,315)
Health Care Equipment & Services	(9.5)	(12,647,767)
Pharmaceuticals, Biotechnology & Life Sciences	(11.4)	(15,157,814)
Software & Services	(11.9)	(15,842,288)

Total Short Positions	(95.1)	(126,830,636)

Other Assets in Excess of Liabilities	75.1	100,162,683

NET ASSETS	100.0%	$133,327,182

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

12

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2020

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Large Value Fund

	% of Net Assets	Value
COMMON STOCKS:
Capital Goods	15.4%	$7,105,721
Pharmaceuticals, Biotechnology & Life Sciences	8.5	3,924,075
Retailing	8.0	3,681,498
Insurance	7.9	3,628,585
Real Estate	7.1	3,273,204
Energy	7.1	3,269,755
Food, Beverage & Tobacco	6.0	2,774,738
Materials	5.0	2,302,122
Diversified Financials	4.5	2,084,006
Technology Hardware & Equipment	4.5	2,050,322
Health Care Equipment & Services	3.9	1,806,368
Banks	3.7	1,679,557
Telecommunication Services	3.3	1,526,144
Software & Services	3.3	1,494,213
Consumer Durables & Apparel	2.1	963,572
Transportation	1.8	816,769
Consumer Services	1.4	624,103
Automobiles & Components	1.2	530,424
Food & Staples Retailing	1.1	525,707
Media & Entertainment	0.9	429,080
Household & Personal Products	0.8	377,255
Commercial & Professional Services	0.8	367,835
Utilities	0.5	220,472
Semiconductors & Semiconductor Equipment	0.0	2,435

Total Common Stocks	98.8	45,457,960

Other Assets in Excess of Liabilities	1.2	551,124

NET ASSETS	100.0%	$46,009,084

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

13

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2020

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

Gotham Defensive Long 500 Fund

	% of Net Assets	Value
COMMON STOCKS:
Capital Goods	13.6%	$5,663,421
Pharmaceuticals, Biotechnology & Life Sciences	9.2	3,817,546
Retailing	7.4	3,076,875
Food, Beverage & Tobacco	7.0	2,903,667
Insurance	5.8	2,393,726
Telecommunication Services	5.4	2,261,230
Health Care Equipment & Services	5.4	2,260,217
Software & Services	5.3	2,185,442
Energy	4.9	2,052,768
Technology Hardware & Equipment	4.5	1,864,795
Real Estate	4.3	1,778,465
Diversified Financials	3.4	1,398,122
Materials	3.3	1,386,642
Food & Staples Retailing	3.2	1,350,362
Household & Personal Products	2.9	1,192,641
Media & Entertainment	2.6	1,086,476
Transportation	1.5	634,939
Consumer Durables & Apparel	1.5	609,024
Consumer Services	1.4	584,362
Commercial & Professional Services	0.5	190,573
Utilities	0.4	170,764
Automobiles & Components	0.4	153,316
Semiconductors & Semiconductor Equipment	0.0	19,835
Banks	0.0	7,820

Total Common Stocks	93.9	39,043,028

Other Assets in Excess of Liabilities	6.1	2,539,228

NET ASSETS	100.0%	$41,582,256

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

14

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2020

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

Gotham Total Return Fund

	% of Net Assets	Value
Affiliated Equity Registered Investment Companies	99.6%	$28,425,622
Other Assets in Excess of Liabilities	0.4	103,228

NET ASSETS	100.0%	$28,528,850

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

15

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments

March 31, 2020

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 120.1%
COMMON STOCKS — 120.1%
Automobiles & Components — 1.7%
Adient PLC (Ireland)†*	47,891	$434,371
American Axle & Manufacturing Holdings, Inc.†*	118,527	427,882
Aptiv PLC (Jersey)	24,964	1,229,227
BorgWarner, Inc.†	84,761	2,065,626
Fiat Chrysler Automobiles NV (Netherlands)†	102,421	736,407
General Motors Co.†	155,850	3,238,563
Gentherm, Inc.*	4,526	142,116
Magna International, Inc. (Canada)	28,340	904,613
Visteon Corp.*	15,406	739,180

		9,917,985

Capital Goods — 20.6%
3M Co.†	44,816	6,117,832
A.O. Smith Corp.†	32,623	1,233,476
Advanced Drainage Systems, Inc.	2,339	68,860
AECOM*	11,326	338,081
Albany International Corp., Class A	14,173	670,808
Allegion PLC (Ireland)	15,436	1,420,421
Altra Industrial Motion Corp.	378	6,611
AMETEK, Inc.†	35,053	2,524,517
Arconic, Inc.†	139,590	2,241,815
Arcosa, Inc.	6,633	263,595
Atkore International Group, Inc.*	22,638	476,983
AZZ, Inc.	44	1,237
Ballard Power Systems, Inc. (Canada)*	223	1,697
Bloom Energy Corp., Class A†*	71,783	375,425
BMC Stock Holdings, Inc.*	27,860	493,958
Builders FirstSource, Inc.†*	51,939	635,214
CAE, Inc. (Canada)	11,059	139,565
Carlisle Cos., Inc.	2,005	251,186
Caterpillar, Inc.†	43,899	5,094,040
Chart Industries, Inc.*	2,132	61,785
Colfax Corp.†*	43,254	856,429
Cummins, Inc.†	24,927	3,373,122
Curtiss-Wright Corp.	3,652	337,481
Deere & Co.	2,892	399,559
Donaldson Co., Inc.	2,243	86,647
Douglas Dynamics, Inc.	1,069	37,960
Dover Corp.†	24,028	2,016,910
Eaton Corp. PLC (Ireland)†	57,890	4,497,474
EMCOR Group, Inc.	9,097	557,828

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Emerson Electric Co.†	98,974	$4,716,111
Energy Recovery, Inc.*	691	5,141
Enerpac Tool Group Corp.	13,848	229,184
Flowserve Corp.†	36,983	883,524
Fortive Corp.	23,200	1,280,408
Fortune Brands Home & Security, Inc.	33,353	1,442,517
Foundation Building Materials, Inc.*	15,698	161,532
FuelCell Energy, Inc.*	85,291	128,789
Generac Holdings, Inc.*	3,012	280,628
General Dynamics Corp.†	35,318	4,672,925
Gibraltar Industries, Inc.*	11,828	507,658
GMS, Inc.*	29,219	459,615
GrafTech International Ltd.†	68,607	557,089
Herc Holdings, Inc.*	12,338	252,435
Hexcel Corp.	8,737	324,929
Honeywell International, Inc.†	47,132	6,305,790
Hubbell, Inc.†	11,344	1,301,611
Huntington Ingalls Industries, Inc.	1,429	260,378
IDEX Corp.	11,355	1,568,239
IES Holdings, Inc.*	90	1,588
Illinois Tool Works, Inc.†	22,842	3,246,305
Ingersoll Rand, Inc.†*	61,935	1,535,988
ITT, Inc.†	32,345	1,467,169
Kaman Corp.	9,215	354,501
Lennox International, Inc.	1,484	269,776
Lockheed Martin Corp.†	12,325	4,177,559
Manitowoc Co., Inc. (The)*	39,059	332,002
Masco Corp.†	67,943	2,348,790
Masonite International Corp. (Canada)*	1,022	48,494
MasTec, Inc.*	26,948	882,008
Middleby Corp. (The)*	6,083	346,001
Miller Industries, Inc.	11	311
MRC Global, Inc.†*	86,574	368,805
Mueller Industries, Inc.	11,708	280,290
National Presto Industries, Inc.	20	1,416
Navistar International Corp.†*	33,629	554,542
Northrop Grumman Corp.†	12,103	3,661,763
NOW, Inc.†*	96,542	498,157
nVent Electric PLC (Ireland)	9,104	153,584
Owens Corning†	31,775	1,233,188
PACCAR, Inc.	18,523	1,132,311
Patrick Industries, Inc.	3,610	101,658

The accompanying notes are an integral part of the financial statements.

16

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Pentair PLC (Ireland)	17,922	$533,359
Quanex Building Products Corp.	259	2,611
Quanta Services, Inc.	18,385	583,356
Raytheon Co.†	42,270	5,543,710
Regal Beloit Corp.†	15,914	1,001,786
Rexnord Corp.†	27,855	631,473
Sensata Technologies Holding PLC (United Kingdom)*	12,024	347,854
Simpson Manufacturing Co., Inc.	11,587	718,162
SiteOne Landscape Supply, Inc.*	19,678	1,448,694
Snap-on, Inc.	10,601	1,153,601
Spartan Motors, Inc.	1,616	20,863
Spirit AeroSystems Holdings, Inc., Class A†	18,075	432,535
SPX Corp.*	14,520	473,933
SPX FLOW, Inc.†*	36,122	1,026,587
Stanley Black & Decker, Inc.†	35,185	3,518,500
Terex Corp.	24,500	351,820
Textron, Inc.	13,278	354,124
Timken Co. (The)†	13,109	423,945
TPI Composites, Inc.*	8,726	128,970
Trane Technologies PLC (Ireland)†	52,782	4,359,265
TransDigm Group, Inc.	7,781	2,491,398
TriMas Corp.*	15	346
Triumph Group, Inc.	361	2,440
United Rentals, Inc.†*	18,933	1,948,206
United Technologies Corp.†*	59,282	5,592,071
Universal Forest Products, Inc.†	33,022	1,228,088
Wabash National Corp.	37,429	270,237
Watts Water Technologies, Inc., Class A	2,839	240,321
Welbilt, Inc.*	1,611	8,264
Westinghouse Air Brake Technologies Corp.†	32,211	1,550,316
Woodward, Inc.	4,091	243,169
WW Grainger, Inc.	2,558	635,663
Xylem, Inc.	20,237	1,318,036

		121,498,928

Commercial & Professional Services — 2.4%
ABM Industries, Inc.	1,026	24,993
ACCO Brands Corp.	490	2,474
ASGN, Inc.*	4,956	175,046
Brady Corp., Class A	6,122	276,286
Cimpress PLC (Ireland)*	13,186	701,495

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Cintas Corp.†	15,801	$2,737,049
Clean Harbors, Inc.*	11,078	568,745
Deluxe Corp.†	19,043	493,785
Heritage-Crystal Clean, Inc.*	192	3,118
Herman Miller, Inc.	21,411	475,324
HNI Corp.	1,207	30,404
Huron Consulting Group, Inc.*	1,220	55,339
IAA, Inc.*	241	7,220
Interface, Inc.	2,962	22,393
ManpowerGroup, Inc.†	28,260	1,497,497
Nielsen Holdings PLC (United Kingdom)	30,075	377,140
Republic Services, Inc.†	10,152	762,009
Robert Half International, Inc.†	32,011	1,208,415
Stantec, Inc. (Canada)	643	16,435
Steelcase, Inc., Class A†	54,065	533,622
Tetra Tech, Inc.	9,079	641,159
Thomson Reuters Corp. (Canada)†	11,226	761,796
TransUnion	6,424	425,140
TriNet Group, Inc.*	4,963	186,907
UniFirst Corp.	5,249	793,072
Waste Management, Inc.	14,385	1,331,476

		14,108,339

Consumer Durables & Apparel — 4.8%
BRP, Inc., sub-voting shares (Canada)	411	6,736
Brunswick Corp.†	33,749	1,193,702
Capri Holdings Ltd. (British Virgin Islands)†*	39,280	423,831
Carter’s, Inc.	522	34,311
DR Horton, Inc.	18,842	640,628
Garmin Ltd. (Switzerland)	17,575	1,317,422
Hanesbrands, Inc.†	86,312	679,276
La-Z-Boy, Inc.	5,151	105,853
Leggett & Platt, Inc.†	54,466	1,453,153
Malibu Boats, Inc., Class A*	2,317	66,706
Mattel, Inc.†*	105,988	933,754
Mohawk Industries, Inc.*	31,664	2,414,063
Newell Brands, Inc.†	136,635	1,814,513
NIKE, Inc., Class B	19,488	1,612,437
Oxford Industries, Inc.	650	23,569
Polaris, Inc.	18,337	882,927
PulteGroup, Inc.†	38,034	848,919

The accompanying notes are an integral part of the financial statements.

17

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
PVH Corp.†	34,074	$1,282,545
Ralph Lauren Corp.†	37,751	2,522,899
Skyline Champion Corp.*	12,539	196,612
Steven Madden Ltd.†	44,584	1,035,686
Tapestry, Inc.†	68,184	882,983
Tempur Sealy International, Inc.*	25,696	1,123,172
TopBuild Corp.†*	24,347	1,744,219
Under Armour, Inc., Class C†*	88,628	714,342
Universal Electronics, Inc.*	3,265	125,278
VF Corp.†	57,126	3,089,374
Whirlpool Corp.†	15,754	1,351,693

		28,520,603

Consumer Services — 3.5%
Bloomin’ Brands, Inc.†	61,438	438,667
Boyd Gaming Corp.†	32,920	474,706
Carnival Corp. (Panama)†	33,929	446,845
Choice Hotels International, Inc.	543	33,259
Cracker Barrel Old Country Store, Inc.	5,868	488,335
Darden Restaurants, Inc.	496	27,012
Denny’s Corp.*	447	3,433
Dine Brands Global, Inc.	99	2,839
frontdoor, Inc.†*	17,687	615,154
Hilton Worldwide Holdings, Inc.†	23,294	1,589,583
Hyatt Hotels Corp., Class A	24,279	1,162,964
Jack in the Box, Inc.	6,670	233,784
Las Vegas Sands Corp.	10,915	463,560
Laureate Education, Inc., Class A†*	38,360	403,164
Marriott International, Inc., Class A	9,578	716,530
McDonald’s Corp.†	21,045	3,479,791
MGM Resorts International†	138,027	1,628,719
Perdoceo Education Corp.†*	35,283	380,704
Restaurant Brands International, Inc. (Canada)	15,659	626,830
Royal Caribbean Cruises Ltd. (Liberia)	21,424	689,210
Scientific Games Corp.†*	32,982	319,925
Starbucks Corp.†	23,419	1,539,565
Strategic Education, Inc.	7,915	1,106,201
Texas Roadhouse, Inc.	5,335	220,336
WW International, Inc.†*	28,667	484,759
Wyndham Hotels & Resorts, Inc.	14,631	461,023
Yum! Brands, Inc.†	38,767	2,656,703

		20,693,601

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — 9.8%
Apache Corp.†	142,679	$596,398
Cactus, Inc., Class A	26,064	302,342
Canadian Natural Resources Ltd. (Canada)	31,568	427,746
Cenovus Energy, Inc. (Canada)	105,510	213,130
Chevron Corp.†	144,945	10,502,715
Concho Resources, Inc.†	59,589	2,553,389
ConocoPhillips†	168,945	5,203,506
Core Laboratories NV (Netherlands)†	37,760	390,438
CVR Energy, Inc.†	49,189	813,094
Devon Energy Corp.†	36,506	252,256
DHT Holdings, Inc. (Marshall Islands)†	68,308	523,922
DMC Global, Inc.	17,149	394,598
Dorian LPG Ltd. (Marshall Islands)*	25,589	222,880
Enbridge, Inc. (Canada)	15,427	448,771
EOG Resources, Inc.†	83,257	2,990,592
Exxon Mobil Corp.†	83,127	3,156,332
Frank’s International NV (Netherlands)*	6,294	16,301
Halliburton Co.†	259,100	1,774,835
Helmerich & Payne, Inc.†	96,173	1,505,107
HollyFrontier Corp.†	56,249	1,378,663
Imperial Oil Ltd. (Canada)	2,444	27,544
Kinder Morgan, Inc.†	312,006	4,343,124
Magnolia Oil & Gas Corp., Class A*	4,683	18,732
Marathon Petroleum Corp.†	113,972	2,692,019
National Oilwell Varco, Inc.†	235,975	2,319,634
Nordic American Tankers Ltd. (Bermuda)†	81,451	368,973
Patterson-UTI Energy, Inc.†	235,891	554,344
PDC Energy, Inc.†*	65,143	404,538
Phillips 66†	56,304	3,020,710
Range Resources Corp.†	114,417	260,871
Schlumberger Ltd. (Curacao)†	222,165	2,997,006
Suncor Energy, Inc. (Canada)†	46,061	727,764
TechnipFMC PLC (United Kingdom)† .	226,176	1,524,426
Valero Energy Corp.†	77,874	3,532,365
Williams Cos., Inc. (The)†	90,060	1,274,349
World Fuel Services Corp.	6,924	174,346

		57,907,760

Food & Staples Retailing — 1.1%
Rite Aid Corp.†*	30,335	455,025

The accompanying notes are an integral part of the financial statements.

18

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Sprouts Farmers Market, Inc.†*	32,711	$608,097
Sysco Corp.†	28,467	1,298,949
United Natural Foods, Inc.*	3,835	35,205
Walgreens Boots Alliance, Inc.†	34,577	1,581,898
Walmart, Inc.†	21,465	2,438,853

		6,418,027

Food, Beverage & Tobacco — 7.4%
Altria Group, Inc.†	153,576	5,938,784
Archer-Daniels-Midland Co.†	98,401	3,461,747
Bunge Ltd. (Bermuda)	22,744	933,186
Campbell Soup Co.†	78,618	3,629,007
Coca-Cola Co. (The)†	60,760	2,688,630
Coca-Cola Consolidated, Inc.	730	152,227
Conagra Brands, Inc.†	14,858	435,934
Constellation Brands, Inc., Class A	17,557	2,516,972
General Mills, Inc.†	42,819	2,259,559
Hershey Co. (The)†	27,518	3,646,135
Hostess Brands, Inc.*	17,426	185,761
JM Smucker Co. (The)	12,358	1,371,738
John B. Sanfilippo & Son, Inc.	4,943	441,904
Kellogg Co.†	3,200	191,968
Keurig Dr Pepper, Inc.	27,111	657,984
Lamb Weston Holdings, Inc.	28,872	1,648,591
McCormick & Co., Inc., non-voting shares	16,058	2,267,550
Molson Coors Beverage Co., Class B†	33,258	1,297,395
Mondelez International, Inc., Class A†	42,993	2,153,090
National Beverage Corp.*	11,417	486,935
PepsiCo, Inc.	9,311	1,118,251
Philip Morris International, Inc.†	35,000	2,553,600
Pilgrim’s Pride Corp.*	20,010	362,581
TreeHouse Foods, Inc.*	6,089	268,829
Tyson Foods, Inc., Class A†	49,419	2,859,878

		43,528,236

Health Care Equipment & Services — 7.5%
Alcon, Inc. (Switzerland)*	1,684	85,581
Allscripts Healthcare Solutions, Inc.†* .	129,673	912,898
AmerisourceBergen Corp.†	16,318	1,444,143
AMN Healthcare Services, Inc.*	1,791	103,538
Apollo Medical Holdings, Inc.*	175	2,261
Cerner Corp.	29,685	1,869,858
Cigna Corp.	11,755	2,082,751

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
CONMED Corp.	12,855	$736,206
CVS Health Corp.†	91,233	5,412,854
Danaher Corp.†	4,385	606,928
DaVita, Inc.†*	49,517	3,766,263
DENTSPLY SIRONA, Inc.†	44,357	1,722,382
DexCom, Inc.*	6,253	1,683,745
Envista Holdings Corp.*	9,666	144,410
Haemonetics Corp.*	3,455	344,325
Hanger, Inc.*	284	4,425
HCA Healthcare, Inc.	16,237	1,458,894
Henry Schein, Inc.†*	35,579	1,797,451
HMS Holdings Corp.†*	41,045	1,037,207
Inogen, Inc.*	6,320	326,491
Integer Holdings Corp.†*	7,461	468,998
Integra LifeSciences Holdings Corp.* .	8,581	383,313
Laboratory Corp. of America Holdings*	9,638	1,218,147
Lantheus Holdings, Inc.*	15,184	193,748
LivaNova PLC (United Kingdom)*	2,975	134,619
Magellan Health, Inc.*	4,920	236,701
Masimo Corp.*	2	354
McKesson Corp.	5,395	729,728
MEDNAX, Inc.†*	43,850	510,414
Medtronic PLC (Ireland)†	61,269	5,525,239
Natus Medical, Inc.*	23,294	538,790
Novocure Ltd. (Jersey)*	10,882	732,794
Omnicell, Inc.*	9,934	651,472
Patterson Cos., Inc.	7,540	115,287
Quest Diagnostics, Inc.†	21,924	1,760,497
Select Medical Holdings Corp.*	21,056	315,840
STAAR Surgical Co.*	6,678	215,432
Teladoc Health, Inc.*	12,119	1,878,566
UnitedHealth Group, Inc.	2,415	602,253
Universal Health Services, Inc., Class B†	19,107	1,893,122
Vapotherm, Inc.*	229	4,312
West Pharmaceutical Services, Inc.	122	18,574
Zimmer Biomet Holdings, Inc.	5,753	581,513

		44,252,324

Household & Personal Products — 1.3%
Colgate-Palmolive Co.†	33,970	2,254,249
Coty, Inc., Class A†	175,599	906,091
elf Beauty, Inc.†*	33,589	330,516

The accompanying notes are an integral part of the financial statements.

19

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Kimberly-Clark Corp.†	7,583	$969,638
Procter & Gamble Co. (The)†	27,878	3,066,580

		7,527,074

Materials — 10.8%
Allegheny Technologies, Inc.†*	108,216	919,836
Amcor PLC (Jersey)†	121,137	983,632
Ashland Global Holdings, Inc.	27,722	1,388,041
Avery Dennison Corp.	15,011	1,529,171
Axalta Coating Systems Ltd. (Bermuda)†*	60,109	1,038,083
Boise Cascade Co.	16,723	397,673
Cabot Corp.	25,226	658,903
Celanese Corp.	22,365	1,641,367
CF Industries Holdings, Inc.†	42,671	1,160,651
Chemours Co. (The)†	70,427	624,687
Coeur Mining, Inc.†*	77,955	250,236
Commercial Metals Co.†	83,124	1,312,528
Compass Minerals International, Inc.	62	2,385
Corteva, Inc.†	187,939	4,416,566
Dow, Inc.†	121,481	3,552,105
DuPont de Nemours, Inc.†	76,124	2,595,829
Eagle Materials, Inc.	778	45,451
Eastman Chemical Co.†	33,669	1,568,302
Ecolab, Inc.	10,232	1,594,453
Element Solutions, Inc.†*	86,222	720,816
Equinox Gold Corp. (Canada)*	577	3,826
First Majestic Silver Corp. (Canada)*	20,855	129,092
FMC Corp.†	46,569	3,804,222
Forterra, Inc.*	186	1,112
Franco-Nevada Corp. (Canada)	1,779	177,046
FutureFuel Corp.	572	6,446
Graphic Packaging Holding Co.†	58,211	710,174
H.B. Fuller Co.	13,910	388,506
Huntsman Corp.	24,382	351,832
Innospec, Inc.†	11,607	806,570
International Flavors & Fragrances, Inc.	13,792	1,407,887
International Paper Co.†	63,232	1,968,412
Kaiser Aluminum Corp.	7,177	497,223
Kinross Gold Corp. (Canada)*	5,027	20,007
Kirkland Lake Gold Ltd. (Canada)	13,508	399,837
Kronos Worldwide, Inc.	3,267	27,573
Linde PLC (Ireland)	11,256	1,947,288

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
LyondellBasell Industries NV, Class A (Netherlands)†	58,425	$2,899,633
Martin Marietta Materials, Inc.	9,980	1,888,515
Minerals Technologies, Inc.	4,109	148,992
Mosaic Co. (The)†	85,605	926,246
NewMarket Corp.	1,994	763,443
Newmont Corp.	13,014	589,274
Nucor Corp.†	50,286	1,811,302
Packaging Corp. of America†	15,890	1,379,729
Pan American Silver Corp. (Canada)†	38,899	557,423
PolyOne Corp.†	46,218	876,756
PPG Industries, Inc.†	41,175	3,442,230
Reliance Steel & Aluminum Co.†	18,449	1,615,948
Schweitzer-Mauduit International, Inc.	9,205	256,083
Sealed Air Corp.	13,395	330,990
Sherwin-Williams Co. (The)	2,473	1,136,393
Sonoco Products Co.	6,034	279,676
Southern Copper Corp.	9,094	256,087
SSR Mining, Inc. (Canada)*	6,491	73,868
Summit Materials, Inc., Class A†*	79,368	1,190,520
Tredegar Corp.	839	13,114
Trinseo SA (Luxembourg)†	21,674	392,516
Verso Corp., Class A*	39,852	449,531
Vulcan Materials Co.	10,190	1,101,233
Westrock Co.†	50,307	1,421,676
Worthington Industries, Inc.	7,644	200,655
Yamana Gold, Inc. (Canada)†	324,873	893,401

		63,943,002

Media & Entertainment — 2.5%
Activision Blizzard, Inc.†	6,802	404,583
Alphabet, Inc., Class A*	318	369,500
Boston Omaha Corp., Class A*	20	362
Charter Communications, Inc., Class A†*	5,247	2,289,319
Comcast Corp., Class A	8,552	294,018
Discovery, Inc., Class A†*	82,491	1,603,625
EverQuote, Inc., Class A*	11,037	289,721
Interpublic Group of Cos., Inc. (The)†	139,567	2,259,590
MSG Networks, Inc., Class A*	17,596	179,479
News Corp., Class A†	62,475	560,713
Omnicom Group, Inc.†	39,427	2,164,542
Scholastic Corp.	472	12,031
Take-Two Interactive Software, Inc.*	9,773	1,159,176

The accompanying notes are an integral part of the financial statements.

20

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
TripAdvisor, Inc.†	53,074	$922,957
Walt Disney Co. (The)	16,361	1,580,473
Yelp, Inc.†*	38,810	699,744

		14,789,833

Pharmaceuticals, Biotechnology & Life Sciences — 9.1%
AbbVie, Inc.†	55,792	4,250,792
Akcea Therapeutics, Inc.*	2,720	38,896
Alexion Pharmaceuticals, Inc.†*	35,417	3,180,092
Allergan PLC (Ireland)	17,572	3,112,001
Amgen, Inc.†	2,873	582,443
Anika Therapeutics, Inc.*	9,051	261,664
Arrowhead Pharmaceuticals, Inc.†*	25,771	741,432
Biogen, Inc.†*	30,119	9,529,049
Bio-Rad Laboratories, Inc., Class A*	4,954	1,736,674
Bristol-Myers Squibb Co.†	91,021	5,073,511
Catalyst Pharmaceuticals, Inc.*	16,267	62,628
Charles River Laboratories International, Inc.*	6,250	788,812
Coherus Biosciences, Inc.†*	28,748	466,293
Eagle Pharmaceuticals, Inc.*	6,923	318,458
Enanta Pharmaceuticals, Inc.*	5,019	258,127
Gilead Sciences, Inc.†	50,188	3,752,055
ImmunoGen, Inc.*	3,071	10,472
Innoviva, Inc.*	20,125	236,670
Ionis Pharmaceuticals, Inc.†*	22,925	1,083,894
Ironwood Pharmaceuticals, Inc.*	18,086	182,488
Johnson & Johnson†	19,924	2,612,634
Medpace Holdings, Inc.†*	17,088	1,253,918
Merck & Co., Inc.†	46,449	3,573,786
Mylan NV (Netherlands)*	52,491	782,641
Natera, Inc.*	9,845	293,972
Neurocrine Biosciences, Inc.*	3,004	259,996
Pacira BioSciences, Inc.*	14,693	492,656
PerkinElmer, Inc.	547	41,178
Pfizer, Inc.†	204,602	6,678,209
QIAGEN NV (Netherlands)†*	11,647	484,515
Supernus Pharmaceuticals, Inc.*	11,842	213,038
United Therapeutics Corp.†*	5,585	529,598
Vanda Pharmaceuticals, Inc.†*	54,883	568,588

		53,451,180

Retailing — 9.4%
1-800-Flowers.com, Inc., Class A*	3,586	47,443
Advance Auto Parts, Inc.	13,408	1,251,235
American Eagle Outfitters, Inc.†	74,125	589,294

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
AutoNation, Inc.*	18,281	$512,965
AutoZone, Inc.†*	1,974	1,670,004
Best Buy Co., Inc.†	52,407	2,987,199
Big Lots, Inc.	19,450	276,579
Booking Holdings, Inc.*	5,627	7,570,116
Buckle, Inc. (The)	21,953	300,976
Burlington Stores, Inc.*	3,565	564,910
Camping World Holdings, Inc., Class A	50	284
Designer Brands, Inc., Class A	4,332	21,573
Dick’s Sporting Goods, Inc.	17,664	375,537
Dillard’s, Inc., Class A	6,120	226,134
Dollar General Corp.†	7,980	1,205,060
eBay, Inc.†	69,947	2,102,607
Expedia Group, Inc.†	38,196	2,149,289
Foot Locker, Inc.†	74,825	1,649,891
Gap, Inc. (The)†	174,850	1,230,944
Genuine Parts Co.†	27,609	1,858,914
Group 1 Automotive, Inc.†	5,585	247,192
Guess?, Inc.	23,404	158,445
Home Depot, Inc. (The)†	7,802	1,456,712
Kohl’s Corp.†	34,340	501,021
L Brands, Inc.	1,223	14,138
LKQ Corp.†*	117,567	2,411,299
Macy’s, Inc.†	75,589	371,142
National Vision Holdings, Inc.*	26,064	506,163
Nordstrom, Inc.	18,447	282,977
Office Depot, Inc.	106,120	174,037
Ollie’s Bargain Outlet Holdings, Inc.*	9,127	422,945
O’Reilly Automotive, Inc.*	2,768	833,307
RH†*	19,089	1,917,872
Ross Stores, Inc.†	27,364	2,379,847
Shoe Carnival, Inc.	217	4,507
Signet Jewelers Ltd. (Bermuda)†	87,365	563,504
Sleep Number Corp.*	16,743	320,796
Sonic Automotive, Inc., Class A	16,729	222,161
Stamps.com, Inc.*	8,607	1,119,599
Target Corp.†	42,862	3,984,880
TJX Cos., Inc. (The)†	167,148	7,991,346
Tractor Supply Co.	16,117	1,362,692
Ulta Beauty, Inc.*	5,152	905,207
Williams-Sonoma, Inc.	14,253	606,038
Zumiez, Inc.*	18,939	328,023

		55,676,804

The accompanying notes are an integral part of the financial statements.

21

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 4.4%
Amkor Technology, Inc.†*	80,162	$624,462
Applied Materials, Inc.†	73,743	3,378,904
Brooks Automation, Inc.†	34,673	1,057,526
CEVA, Inc.*	369	9,199
Cirrus Logic, Inc.†*	33,574	2,203,462
Diodes, Inc.†*	20,156	819,039
Enphase Energy, Inc.*	26,420	853,102
Ichor Holdings Ltd. (Cayman Islands)*	91	1,744
Impinj, Inc.*	9,714	162,321
Intel Corp.†	50,999	2,760,066
KLA Corp.†	10,145	1,458,242
Lam Research Corp.†	1,917	460,080
Lattice Semiconductor Corp.†*	92,742	1,652,663
PDF Solutions, Inc.*	36	422
Photronics, Inc.*	10,683	109,608
Qorvo, Inc.†*	40,302	3,249,550
Skyworks Solutions, Inc.†	26,574	2,375,184
Synaptics, Inc.†*	41,872	2,423,133
Teradyne, Inc.	5,795	313,915
Texas Instruments, Inc.	3,224	322,174
Ultra Clean Holdings, Inc.†*	33,683	464,825
Universal Display Corp.	8,966	1,181,539

		25,881,160

Software & Services — 7.6%
Accenture PLC, Class A (Ireland)†	22,345	3,648,045
Alliance Data Systems Corp.†	14,927	502,294
Alteryx, Inc., Class A*	16,717	1,590,957
Amdocs, Ltd. (Guernsey)	8,760	481,537
Aspen Technology, Inc.†*	4,545	432,093
Automatic Data Processing, Inc.	2,913	398,149
Blackbaud, Inc.	6,920	384,406
CACI International, Inc., Class A*	2,296	484,800
Cardtronics PLC, Class A (United Kingdom)*	896	18,744
Citrix Systems, Inc.	3,030	428,896
CommVault Systems, Inc.*	6,157	249,235
Coupa Software, Inc.*	1,067	149,092
CSG Systems International, Inc.	8,564	358,403
Descartes Systems Group, Inc. (The) (Canada)*	176	6,053
Digital Turbine, Inc.†*	41,959	180,843
DXC Technology Co.	2,042	26,648
Euronet Worldwide, Inc.*	2,856	244,816

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
FleetCor Technologies, Inc.†*	4,727	$881,775
Gartner, Inc.*	4,381	436,216
GoDaddy, Inc., Class A*	25,440	1,452,878
Hackett Group, Inc. (The)	1,253	15,938
International Business Machines Corp.†	46,072	5,110,767
KBR, Inc.	16,402	339,193
Leidos Holdings, Inc.†	35,697	3,271,630
ManTech International Corp., Class A	4,421	321,274
Microsoft Corp.†	2	315
MicroStrategy, Inc., Class A*	1,483	175,142
Mitek Systems, Inc.*	431	3,396
NortonLifeLock, Inc.	210,077	3,930,541
Nuance Communications, Inc.†*	26,706	448,127
Open Text Corp. (Canada)†	7,437	259,700
Oracle Corp.†	83,237	4,022,844
Paychex, Inc.†	26,454	1,664,486
Paylocity Holding Corp.†*	7,263	641,468
Perficient, Inc.*	578	15,658
Perspecta, Inc.	29,491	537,916
Progress Software Corp.	6,845	219,040
PTC, Inc.*	17,187	1,052,016
Qualys, Inc.†*	16,814	1,462,650
Sabre Corp.†	34,524	204,727
Science Applications International Corp.	1,387	103,512
SecureWorks Corp., Class A*	44	506
Sprout Social, Inc., Class A*	494	7,884
SPS Commerce, Inc.†*	37,846	1,760,217
Square, Inc., Class A†*	25,196	1,319,766
SS&C Technologies Holdings, Inc.†	29,979	1,313,680
SVMK, Inc.*	2,202	29,749
TiVo Corp.	26,740	189,319
Virtusa Corp.*	4,350	123,540
Visa, Inc., Class A†	9,341	1,505,022
Western Union Co. (The)†	93,285	1,691,257
WEX, Inc.*	8,317	869,542

		44,966,702

Technology Hardware & Equipment — 8.3%
Amphenol Corp., Class A†	28,208	2,055,799
Apple, Inc.†	18,636	4,738,949
Arrow Electronics, Inc.*	9,510	493,284
Avnet, Inc.†	41,469	1,040,872
Badger Meter, Inc.	7,506	402,322

The accompanying notes are an integral part of the financial statements.

22

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Belden, Inc.†	5,708	$205,945
CDW Corp.	19,361	1,805,801
Celestica, Inc. (Canada)*	4,226	14,791
Ciena Corp.†*	34,963	1,391,877
Cisco Systems, Inc.†	135,278	5,317,778
Coherent, Inc.*	19	2,022
Comtech Telecommunications Corp.	576	7,655
Corning, Inc.†	93,194	1,914,205
Diebold Nixdorf, Inc.†*	108,721	382,698
EchoStar Corp., Class A†*	42,580	1,361,283
F5 Networks, Inc.†*	12,012	1,280,840
FLIR Systems, Inc.	7,688	245,170
Hewlett Packard Enterprise Co.†	221,982	2,155,445
HP, Inc.†	227,702	3,952,907
InterDigital, Inc.	5,728	255,641
IPG Photonics Corp.*	203	22,387
Juniper Networks, Inc.†	69,808	1,336,125
Keysight Technologies, Inc.†*	10,063	842,072
Lumentum Holdings, Inc.†*	38,464	2,834,797
Methode Electronics, Inc.	6,071	160,457
Motorola Solutions, Inc.†	19,413	2,580,376
NCR Corp.†*	48,480	858,096
NetApp, Inc.†	50,409	2,101,551
OSI Systems, Inc.*	11,080	763,634
Rogers Corp.*	1,786	168,634
Sanmina Corp.*	10,453	285,158
SYNNEX Corp.	14,139	1,033,561
TE Connectivity Ltd. (Switzerland)†	26,167	1,647,998
Trimble, Inc.*	7,130	226,948
Ubiquiti, Inc.	1,681	237,996
Vishay Intertechnology, Inc.†	30,690	442,243
Xerox Holdings Corp.†	144,672	2,740,088
Zebra Technologies Corp., Class A†* .	7,928	1,455,581

		48,762,986

Telecommunication Services — 2.1%
AT&T, Inc.†	204,306	5,955,520
BCE, Inc. (Canada)	610	24,925
Iridium Communications, Inc.*	20,641	460,914
T-Mobile US, Inc.*	8,680	728,252
Verizon Communications, Inc.†	93,789	5,039,283

		12,208,894

Transportation — 4.8%
Alaska Air Group, Inc.†	72,562	2,065,840

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
American Airlines Group, Inc.	3,800	$46,322
ArcBest Corp.	26,024	455,940
Canadian Pacific Railway Ltd. (Canada)	2,478	544,144
CH Robinson Worldwide, Inc.	14,270	944,674
CSX Corp.†	50,773	2,909,293
Delta Air Lines, Inc.†	132,743	3,787,158
Echo Global Logistics, Inc.*	22,720	388,058
Expeditors International of Washington, Inc.†	31,155	2,078,662
Hub Group, Inc., Class A†*	16,573	753,574
JB Hunt Transport Services, Inc.	12,308	1,135,167
JetBlue Airways Corp.†*	36,858	329,879
Kansas City Southern†	24,398	3,102,938
Landstar System, Inc.	3,229	309,532
Norfolk Southern Corp.†	12,997	1,897,562
Schneider National, Inc., Class B	38,898	752,287
Southwest Airlines Co.†	113,375	4,037,284
Union Pacific Corp.	6,644	937,070
United Airlines Holdings, Inc.†*	40,641	1,282,224
Werner Enterprises, Inc.	7,280	263,973

		28,021,581

Utilities — 1.0%
American Water Works Co., Inc.	5,706	682,209
Evergy, Inc.†	35,599	1,959,725
MDU Resources Group, Inc.	10,944	235,296
NRG Energy, Inc.†	48,534	1,323,037
Public Service Enterprise Group, Inc.	6,605	296,631
Southern Co. (The)†	17,699	958,224
Vistra Energy Corp.	16,335	260,707

		5,715,829

TOTAL COMMON STOCKS (Cost $852,346,686)		707,790,848

The accompanying notes are an integral part of the financial statements.

23

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — 0.0%
Capital Goods — 0.0%
Mueller Industries, Inc. 6.00%, 03/01/2027	$785	$708

TOTAL CORPORATE BONDS AND NOTES (Cost $785)		708

TOTAL LONG POSITIONS - 120.1%		707,791,556

(Cost $852,347,471)

	Number of Shares
SHORT POSITIONS — (60.1)%
COMMON STOCKS — (60.1)%
Automobiles & Components — (1.1)%
Cooper Tire & Rubber Co.	(10,074)	(164,206)
Dana, Inc.	(31,408)	(245,296)
Delphi Technologies PLC (Jersey)*	(97,351)	(783,676)
Dorman Products, Inc.*	(14,840)	(820,207)
Fox Factory Holding Corp.*	(22,375)	(939,750)
Gentex Corp.	(7,413)	(164,272)
Harley-Davidson, Inc.	(27,093)	(512,870)
LCI Industries	(4,793)	(320,316)
Lear Corp.	(7,192)	(584,350)
Standard Motor Products, Inc.	(4,879)	(202,820)
Tenneco, Inc., Class A	(37,029)	(133,304)
Thor Industries, Inc.	(31,227)	(1,317,155)
Winnebago Industries, Inc.	(7,490)	(208,297)

		(6,396,519)

Capital Goods — (4.0)%
AAON, Inc.	(13,114)	(633,668)
Alamo Group, Inc.	(3,663)	(325,201)
Allison Transmission Holdings, Inc.	(37,805)	(1,232,821)
Ameresco, Inc., Class A*	(2,434)	(41,451)
Apogee Enterprises, Inc.	(174)	(3,623)
Argan, Inc.	(16,800)	(580,776)
Astec Industries, Inc.	(8,012)	(280,180)
Beacon Roofing Supply, Inc.*	(21,368)	(353,427)
Boeing Co. (The)	(19,319)	(2,881,236)
BWX Technologies, Inc.	(3,885)	(189,238)
Comfort Systems USA, Inc.	(97)	(3,545)
Construction Partners, Inc., Class A*	(7,898)	(133,397)
Cubic Corp.	(11,125)	(459,574)
EnerSys.	(19,046)	(943,158)
ESCO Technologies, Inc.	(3,379)	(256,500)
Evoqua Water Technologies Corp.*	(29,990)	(336,188)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Fastenal Co.	(23,073)	$(721,031)
Federal Signal Corp.	(22,603)	(616,610)
Gorman-Rupp Co. (The)	(52)	(1,623)
Graco, Inc.	(6,415)	(312,603)
Hillenbrand, Inc.	(33,371)	(637,720)
Hyster-Yale Materials Handling, Inc.	(7,734)	(310,056)
John Bean Technologies Corp.	(5,058)	(375,658)
Kadant, Inc.	(2,244)	(167,515)
Kennametal, Inc.	(27,507)	(512,180)
Kratos Defense & Security Solutions, Inc.*	(40,613)	(562,084)
Lindsay Corp.	(3,236)	(296,353)
Maxar Technologies, Inc.	(30,781)	(328,741)
Mercury Systems, Inc.*	(7,658)	(546,322)
Meritor, Inc.*	(61,421)	(813,828)
Moog, Inc., Class A	(9,226)	(466,190)
Mueller Water Products, Inc., Class A	(143,185)	(1,146,912)
Nordson Corp.	(1,619)	(218,678)
NV5 Global, Inc.*	(16,381)	(676,371)
Parker-Hannifin Corp.	(606)	(78,616)
PGT Innovations, Inc.*	(32,840)	(275,528)
Primoris Services Corp.	(15,282)	(242,984)
Proto Labs, Inc.*	(2,289)	(174,262)
Raven Industries, Inc.	(8,269)	(175,551)
Resideo Technologies, Inc.*	(123,248)	(596,520)
REV Group, Inc.	(36,419)	(151,867)
Rush Enterprises, Inc., Class A	(8,131)	(259,542)
Sunrun, Inc.*	(139,695)	(1,410,920)
Toro Co. (The)	(14,584)	(949,273)
Trex Co., Inc.*	(11,964)	(958,795)
Valmont Industries, Inc.	(83)	(8,796)
Vectrus, Inc.*	(1,390)	(57,560)
Vicor Corp.*	(12,776)	(569,043)
Vivint Solar, Inc.*	(83,803)	(366,219)

		(23,639,934)

Commercial & Professional Services — (1.7)%
BrightView Holdings, Inc.*	(171)	(1,891)
Brink’s Co. (The)	(4,734)	(246,405)
Casella Waste Systems, Inc., Class A*	(27,425)	(1,071,220)
Copart, Inc.*	(34,538)	(2,366,544)
CoStar Group, Inc.*	(1,772)	(1,040,536)
Covanta Holding Corp.	(16,443)	(140,588)
Exponent, Inc.	(4,108)	(295,406)

The accompanying notes are an integral part of the financial statements.

24

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Forrester Research, Inc.*	(867)	$(25,342)
Insperity, Inc.	(20,749)	(773,938)
Korn Ferry	(17,020)	(413,926)
Matthews International Corp., Class A	(101)	(2,443)
MSA Safety, Inc.	(8,190)	(828,828)
Rollins, Inc.	(21,970)	(793,996)
US Ecology, Inc.	(18,243)	(554,587)
Verisk Analytics, Inc.	(11,399)	(1,588,793)

		(10,144,443)

Consumer Durables & Apparel — (1.4)%
Acushnet Holdings Corp.	(634)	(16,306)
Callaway Golf Co.	(37,561)	(383,873)
Columbia Sportswear Co.	(6,203)	(432,783)
G-III Apparel Group Ltd.*	(2,187)	(16,840)
Gildan Activewear, Inc. (Canada)	(14,804)	(188,899)
GoPro, Inc., Class A*	(176,703)	(462,962)
Hasbro, Inc.	(16,001)	(1,144,872)
Helen of Troy Ltd. (Bermuda)*	(3,522)	(507,274)
iRobot Corp.*	(15,082)	(616,854)
Levi Strauss & Co., Class A	(57,498)	(714,700)
Lululemon Athletica, Inc.*	(1,197)	(226,891)
Skechers U.S.A., Inc., Class A*	(25,260)	(599,672)
Sonos, Inc.*	(38,993)	(330,661)
Sturm Ruger & Co., Inc.	(11,867)	(604,149)
Wolverine World Wide, Inc.	(59,300)	(901,360)
YETI Holdings, Inc.*	(48,496)	(946,642)

		(8,094,738)

Consumer Services — (1.5)%
Aramark	(19,487)	(389,155)
Brinker International, Inc.	(21,266)	(255,405)
Carriage Services, Inc.	(29)	(468)
Churchill Downs, Inc.	(5,235)	(538,943)
Graham Holdings Co., Class B	(601)	(205,043)
K12, Inc.*	(28,567)	(538,774)
Monarch Casino & Resort, Inc.*	(9,369)	(262,988)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(51,871)	(568,506)
Regis Corp.*	(26,902)	(158,991)
ServiceMaster Global Holdings, Inc.*	(13,676)	(369,252)
Shake Shack, Inc., Class A*	(15,979)	(603,047)
Stars Group, Inc. (The) (Canada)*	(40,616)	(829,379)
Vail Resorts, Inc.	(8,661)	(1,279,316)
Wendy’s Co. (The)	(45,442)	(676,177)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Wingstop, Inc.	(23,669)	$(1,886,419)

		(8,561,863)

Energy — (3.5)%
Antero Resources Corp.*	(83,995)	(59,880)
Cabot Oil & Gas Corp.	(84,025)	(1,444,390)
Cameco Corp. (Canada)	(18,784)	(143,510)
Clean Energy Fuels Corp.*	(2,027)	(3,608)
Delek US Holdings, Inc.	(55,297)	(871,481)
Diamondback Energy, Inc.	(33,524)	(878,329)
EQT Corp.	(130,200)	(920,514)
Equitrans Midstream Corp.	(273,647)	(1,376,444)
Hess Corp.	(84,807)	(2,824,073)
Marathon Oil Corp.	(463,859)	(1,526,096)
Noble Energy, Inc.	(73,257)	(442,472)
Northern Oil and Gas, Inc.*	(478,242)	(317,122)
Occidental Petroleum Corp.	(202,007)	(2,339,241)
ONEOK, Inc.	(35,149)	(766,600)
Par Pacific Holdings, Inc.*	(43,902)	(311,704)
Pembina Pipeline Corp. (Canada)	(34,093)	(641,289)
Pioneer Natural Resources Co.	(13,100)	(918,965)
Renewable Energy Group, Inc.*	(17,161)	(352,315)
RPC, Inc.	(166,071)	(342,106)
SEACOR Holdings, Inc.*	(36)	(971)
SFL Corp. Ltd. (Bermuda)	(74,163)	(702,324)
Solaris Oilfield Infrastructure, Inc., Class A	(32,462)	(170,426)
Southwestern Energy Co.*	(1,130,792)	(1,911,039)
Talos Energy, Inc.*	(2,157)	(12,403)
Targa Resources Corp.	(32,499)	(224,568)
WPX Energy, Inc.*	(306,415)	(934,566)

		(20,436,436)

Food & Staples Retailing — (0.2)%
Casey’s General Stores, Inc.	(1,523)	(201,782)
PriceSmart, Inc.	(11,119)	(584,303)
US Foods Holding Corp.*	(20,056)	(355,192)
Village Super Market, Inc., Class A	(48)	(1,180)

		(1,142,457)

Food, Beverage & Tobacco — (3.2)%
B&G Foods, Inc.	(78,626)	(1,422,344)
Boston Beer Co., Inc. (The), Class A*	(8,298)	(3,050,013)
Brown-Forman Corp., Class B	(33,617)	(1,866,080)
Darling Ingredients, Inc.*	(33,918)	(650,208)
Freshpet, Inc.*	(22,642)	(1,446,145)

The accompanying notes are an integral part of the financial statements.

25

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Hain Celestial Group, Inc. (The)*	(6,562)	$(170,415)
Hormel Foods Corp.	(67,203)	(3,134,348)
J&J Snack Foods Corp.	(1,684)	(203,764)
Kraft Heinz Co. (The)	(9,778)	(241,908)
Lancaster Colony Corp.	(1,318)	(190,636)
MGP Ingredients, Inc.	(16,681)	(448,552)
Monster Beverage Corp.*	(22,259)	(1,252,291)
Post Holdings, Inc.*	(18,138)	(1,504,910)
Primo Water Corp. (Canada)	(109,171)	(989,087)
Simply Good Foods Co. (The)*	(85,762)	(1,651,776)
Universal Corp.	(8,148)	(360,223)

		(18,582,700)

Health Care Equipment & Services — (6.3)%
Addus HomeCare Corp.*	(12,668)	(856,357)
Amedisys, Inc.*	(7,259)	(1,332,317)
AtriCure, Inc.*	(14,721)	(494,478)
Avanos Medical, Inc.*	(34,055)	(917,101)
Axogen, Inc.*	(41,982)	(436,613)
Baxter International, Inc.	(8,084)	(656,340)
Becton Dickinson and Co.	(2,162)	(496,763)
BioTelemetry, Inc.*	(16,469)	(634,221)
Cantel Medical Corp.	(43,543)	(1,563,194)
Cardiovascular Systems, Inc.*	(11,257)	(396,359)
Centene Corp.*	(32,484)	(1,929,874)
Chemed Corp.	(878)	(380,350)
Cooper Cos., Inc. (The)	(5,197)	(1,432,657)
Covetrus, Inc.*	(30,680)	(249,735)
Edwards Lifesciences Corp.*	(2,026)	(382,144)
Encompass Health Corp.	(43,561)	(2,789,211)
Ensign Group, Inc. (The)	(19,481)	(732,680)
Evolent Health, Inc., Class A*	(57,626)	(312,909)
Glaukos Corp.*	(39,026)	(1,204,342)
HealthEquity, Inc.*	(23,031)	(1,165,138)
Hill-Rom Holdings, Inc.	(3,112)	(313,067)
Hologic, Inc.*	(3,706)	(130,081)
Humana, Inc.	(1,529)	(480,137)
ICU Medical, Inc.*	(6,087)	(1,228,174)
IDEXX Laboratories, Inc.*	(1,893)	(458,560)
Inspire Medical Systems, Inc.*	(6,796)	(409,663)
iRhythm Technologies, Inc.*	(5,842)	(475,247)
LeMaitre Vascular, Inc.	(151)	(3,763)
LHC Group, Inc.*	(15,246)	(2,137,489)
Merit Medical Systems, Inc.*	(68,253)	(2,132,906)
Mesa Laboratories, Inc.	(1,398)	(316,074)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Molina Healthcare, Inc.*	(1,066)	$(148,931)
OraSure Technologies, Inc.*	(2,762)	(29,719)
Penumbra, Inc.*	(2,060)	(332,340)
PetIQ, Inc.*	(41,524)	(964,603)
Quidel Corp.*	(4,149)	(405,814)
RadNet, Inc.*	(34,957)	(367,398)
ResMed, Inc.	(8,156)	(1,201,297)
SI-BONE, Inc.*	(116)	(1,386)
Simulations Plus, Inc.	(72)	(2,514)
Stryker Corp.	(932)	(155,169)
Surgery Partners, Inc.*	(962)	(6,282)
Tabula Rasa HealthCare, Inc.*	(26,391)	(1,379,985)
Tandem Diabetes Care, Inc.*	(16,090)	(1,035,392)
US Physical Therapy, Inc.	(7,362)	(507,978)
Varex Imaging Corp.*	(192)	(4,360)
Varian Medical Systems, Inc.*	(11,289)	(1,158,929)
Veeva Systems, Inc., Class A*	(13,846)	(2,165,099)
Vocera Communications, Inc.*	(38,267)	(812,791)

		(37,127,931)

Household & Personal Products — (0.4)%
Central Garden & Pet Co., Class A*	(27,010)	(690,646)
Energizer Holdings, Inc.	(31,411)	(950,183)
WD-40 Co.	(4,310)	(865,664)

		(2,506,493)

Materials — (2.4)%
Albemarle Corp.	(14,605)	(823,284)
Balchem Corp.	(2,656)	(262,200)
Berry Global Group, Inc.*	(73,671)	(2,483,449)
Cleveland-Cliffs, Inc.	(137,725)	(544,014)
Ferro Corp.*	(9,207)	(86,178)
Fortuna Silver Mines, Inc. (Canada)*	(347,285)	(802,228)
Freeport-McMoRan, Inc.	(73,384)	(495,342)
GCP Applied Technologies, Inc.*	(13,505)	(240,389)
Greif, Inc., Class A	(4,885)	(151,875)
Hecla Mining Co.	(260,205)	(473,573)
Hudbay Minerals, Inc. (Canada)	(3,888)	(7,387)
Livent Corp.*	(214,795)	(1,127,674)
Louisiana-Pacific Corp.	(107,408)	(1,845,269)
Methanex Corp. (Canada)	(32,554)	(396,182)
New Gold, Inc. (Canada)*	(14,658)	(7,484)
Norbord, Inc. (Canada)	(5,261)	(62,290)
Nutrien Ltd. (Canada)	(20,304)	(689,118)
O-I Glass, Inc.	(53,086)	(377,441)

The accompanying notes are an integral part of the financial statements.

26

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Quaker Chemical Corp.	(7,966)	$(1,005,946)
Ranpak Holdings Corp.*	(44)	(275)
Scotts Miracle-Gro Co. (The)	(5,381)	(551,014)
Steel Dynamics, Inc.	(2,448)	(55,178)
Stepan Co.	(23)	(2,035)
Tronox Holdings PLC, Class A (United Kingdom)	(143,001)	(712,145)
United States Steel Corp.	(38,031)	(239,976)
Warrior Met Coal, Inc.	(24,221)	(257,227)
Westlake Chemical Corp.	(17,484)	(667,364)

		(14,366,537)

Media & Entertainment — (3.5)%
Altice USA, Inc., Class A*	(58,305)	(1,299,618)
AMC Networks, Inc., Class A*	(18,935)	(460,310)
ANGI Homeservices, Inc., Class A*	(29,690)	(155,872)
Cable One, Inc.	(677)	(1,112,995)
Cars.com, Inc.*	(503)	(2,163)
Eventbrite, Inc., Class A*	(8,894)	(64,926)
EW Scripps Co. (The), Class A	(22,225)	(167,576)
Glu Mobile, Inc.*	(44,164)	(277,792)
Gray Television, Inc.*	(38,357)	(411,954)
Live Nation Entertainment, Inc.*	(14,897)	(677,218)
Madison Square Garden Co. (The), Class A*	(5,253)	(1,110,537)
Meredith Corp.	(43,794)	(535,163)
Nexstar Media Group, Inc., Class A	(23,622)	(1,363,698)
Roku, Inc.*	(34,961)	(3,058,388)
Sciplay Corp., Class A*	(185)	(1,762)
Sinclair Broadcast Group, Inc., Class A	(134,186)	(2,157,711)
Sirius XM Holdings, Inc.	(155,956)	(770,423)
TEGNA, Inc.	(170,355)	(1,850,055)
Twitter, Inc.*	(17,844)	(438,249)
ViacomCBS, Inc., Class B	(230,356)	(3,227,288)
World Wrestling Entertainment, Inc., Class A	(48,200)	(1,635,426)

		(20,779,124)

Pharmaceuticals, Biotechnology & Life Sciences — (6.4)%
Agilent Technologies, Inc.	(19,573)	(1,401,818)
Akebia Therapeutics, Inc.*	(21,211)	(160,779)
Alector, Inc.*	(2,053)	(49,539)
Allogene Therapeutics, Inc.*	(32,990)	(641,326)
Amneal Pharmaceuticals, Inc.*	(29,383)	(102,253)
ANI Pharmaceuticals, Inc.*	(8,974)	(365,601)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Arena Pharmaceuticals, Inc.*	(16,332)	$(685,944)
Atreca, Inc., Class A*	(880)	(14,564)
Aurinia Pharmaceuticals, Inc. (Canada)*	(29,931)	(434,299)
Avantor, Inc.*	(1,872)	(23,381)
Avrobio, Inc.*	(1,041)	(16,198)
Axsome Therapeutics, Inc.*	(2,990)	(175,902)
Bausch Health Cos, Inc. (Canada)*	(98,524)	(1,527,122)
Bluebird Bio, Inc.*	(40,202)	(1,847,684)
Blueprint Medicines Corp.*	(2,692)	(157,428)
Bruker Corp.	(276)	(9,897)
Cara Therapeutics, Inc.*	(24,695)	(326,221)
CareDx, Inc.*	(34,556)	(754,357)
Castle Biosciences, Inc.*	(349)	(10,404)
Catalent, Inc.*	(24,067)	(1,250,281)
Codexis, Inc.*	(34,267)	(382,420)
Crinetics Pharmaceuticals, Inc.*	(92)	(1,352)
Deciphera Pharmaceuticals, Inc.*	(13,766)	(566,746)
Denali Therapeutics, Inc.*	(11,559)	(202,398)
Editas Medicine, Inc.*	(2,141)	(42,456)
Elanco Animal Health, Inc.*	(33,540)	(750,961)
Emergent BioSolutions, Inc.*	(20,594)	(1,191,569)
Endo International PLC (Ireland)*	(102,339)	(378,654)
Epizyme, Inc.*	(15,054)	(233,488)
Esperion Therapeutics, Inc.*	(8,855)	(279,198)
Exelixis, Inc.*	(37,437)	(644,665)
FibroGen, Inc.*	(19,265)	(669,459)
Flexion Therapeutics, Inc.*	(1,869)	(14,709)
Gossamer Bio, Inc.*	(18,038)	(183,086)
Halozyme Therapeutics, Inc.*	(7,629)	(137,246)
Homology Medicines, Inc.*	(123)	(1,911)
Horizon Therapeutics PLC (Ireland)*	(21,488)	(636,475)
Insmed, Inc.*	(1,088)	(17,441)
Intersect ENT, Inc.*	(23,653)	(280,288)
Intra-Cellular Therapies, Inc.*	(11,551)	(177,539)
Invitae Corp.*	(49,586)	(677,841)
Jazz Pharmaceuticals PLC (Ireland)* .	(9,980)	(995,405)
Karuna Therapeutics, Inc.*	(554)	(39,888)
Ligand Pharmaceuticals, Inc.*	(12,181)	(885,802)
Luminex Corp.	(38,990)	(1,073,395)
MeiraGTx Holdings PLC (Cayman Islands)*	(214)	(2,876)
Mirati Therapeutics, Inc.*	(1,981)	(152,279)

The accompanying notes are an integral part of the financial statements.

27

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Myovant Sciences Ltd. (Bermuda)*	(21,733)	$(164,084)
Myriad Genetics, Inc.*	(100,350)	(1,436,008)
NanoString Technologies, Inc.*	(19,591)	(471,164)
Nektar Therapeutics*	(24,180)	(431,613)
NGM Biopharmaceuticals, Inc.*	(815)	(10,049)
Pacific Biosciences of California, Inc.*	(193,902)	(593,340)
Perrigo Co. PLC (Ireland)	(73,721)	(3,545,243)
PRA Health Sciences, Inc.*	(202)	(16,774)
Principia Biopharma, Inc.*	(9,286)	(551,403)
Provention Bio, Inc.*	(2,319)	(21,335)
Reata Pharmaceuticals, Inc., Class A*	(3,371)	(486,570)
REGENXBIO, Inc.*	(25,765)	(834,271)
Replimune Group, Inc.*	(1,302)	(12,981)
Revance Therapeutics, Inc.*	(22,322)	(330,366)
Rubius Therapeutics, Inc.*	(1,143)	(5,086)
Sage Therapeutics, Inc.*	(17,596)	(505,357)
Sangamo Therapeutics, Inc.*	(86,208)	(549,145)
Sarepta Therapeutics, Inc.*	(6,318)	(618,027)
SpringWorks Therapeutics, Inc.*	(522)	(14,094)
Stoke Therapeutics, Inc.*	(369)	(8,450)
Syneos Health, Inc.*	(12,599)	(496,653)
Theravance Biopharma, Inc. (Cayman Islands)*	(16,976)	(392,315)
Thermo Fisher Scientific, Inc.	(7,708)	(2,185,989)
Tricida, Inc.*	(14,945)	(328,790)
Ultragenyx Pharmaceutical, Inc.*	(14,416)	(640,503)
Viking Therapeutics, Inc.*	(4,983)	(23,320)
Waters Corp.*	(9,382)	(1,707,993)
Xencor, Inc.*	(16,838)	(503,119)
Y-mAbs Therapeutics, Inc.*	(1,608)	(41,969)
Zogenix, Inc.*	(7,801)	(192,919)
Zymeworks, Inc. (Canada)*	(9,115)	(323,309)

		(38,016,784)

Retailing — (3.6)%
Abercrombie & Fitch Co., Class A	(59,328)	(539,292)
Asbury Automotive Group, Inc.*	(2,111)	(116,591)
Bed Bath & Beyond, Inc.	(61,390)	(258,452)
Boot Barn Holdings, Inc.*	(19,976)	(258,290)
CarMax, Inc.*	(20,054)	(1,079,507)
Carvana Co.*	(14,597)	(804,149)
Core-Mark Holding Co., Inc.	(14,962)	(427,464)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Dollar Tree, Inc.*	(19,466)	$(1,430,167)
Etsy, Inc.*	(28,055)	(1,078,434)
Five Below, Inc.*	(23,556)	(1,657,871)
Floor & Decor Holdings, Inc., Class A*	(20,939)	(671,933)
Grubhub, Inc.*	(24,422)	(994,708)
Lowe’s Cos., Inc.	(33,268)	(2,862,711)
Monro, Inc.	(27,387)	(1,199,824)
Murphy USA, Inc.*	(6,863)	(578,963)
PetMed Express, Inc.	(986)	(28,377)
Quotient Technology, Inc.*	(7,803)	(50,720)
Qurate Retail, Inc.*	(99,458)	(607,191)
Stitch Fix, Inc., Class A*	(17,058)	(216,637)
Tiffany & Co.	(6,993)	(905,594)
Urban Outfitters, Inc.*	(48,371)	(688,803)
Wayfair, Inc., Class A*	(85,045)	(4,544,805)

		(21,000,483)

Semiconductors & Semiconductor Equipment — (4.0)%
Advanced Energy Industries, Inc.*	(38,363)	(1,860,222)
Broadcom, Inc.	(15,595)	(3,697,574)
Cabot Microelectronics Corp.	(1,821)	(207,849)
Cree, Inc.*	(38,385)	(1,361,132)
Cypress Semiconductor Corp.	(48,308)	(1,126,543)
Entegris, Inc.	(2,977)	(133,280)
First Solar, Inc.*	(19,010)	(685,501)
FormFactor, Inc.*	(12,967)	(260,507)
Marvell Technology Group Ltd. (Bermuda)	(68,248)	(1,544,452)
MaxLinear, Inc.*	(29,162)	(340,321)
Microchip Technology, Inc.	(3,098)	(210,044)
Micron Technology, Inc.*	(98,386)	(4,138,115)
MKS Instruments, Inc.	(18,210)	(1,483,204)
ON Semiconductor Corp.*	(224,531)	(2,793,166)
Onto Innovation, Inc.*	(9,405)	(279,046)
Rambus, Inc.*	(27,394)	(304,073)
Semtech Corp.*	(32,725)	(1,227,188)
Xilinx, Inc.	(23,417)	(1,825,121)

		(23,477,338)

Software & Services — (7.4)%
2U, Inc.*	(49,868)	(1,058,199)
8x8, Inc.*	(117,210)	(1,624,531)
ACI Worldwide, Inc.*	(13,515)	(326,387)
Akamai Technologies, Inc.*	(9,509)	(869,978)
Altair Engineering, Inc., Class A*	(34,851)	(923,552)

The accompanying notes are an integral part of the financial statements.

28

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Anaplan, Inc.*	(8,027)	$(242,897)
ANSYS, Inc.*	(13,086)	(3,042,102)
Appfolio, Inc., Class A*	(1,565)	(173,637)
Appian Corp.*	(5,309)	(213,581)
Autodesk, Inc.*	(1,953)	(304,863)
Avaya Holdings Corp.*	(178,311)	(1,442,536)
Benefitfocus, Inc.*	(52,486)	(467,650)
BlackBerry Ltd. (Canada)*	(161,524)	(667,094)
Bottomline Technologies DE, Inc.*	(5,202)	(190,653)
Cadence Design Systems, Inc.*	(4,104)	(271,028)
Ceridian HCM Holding, Inc.*	(22,383)	(1,120,717)
Conduent, Inc.*	(208,243)	(510,195)
CoreLogic, Inc.	(15,484)	(472,881)
Dropbox, Inc., Class A*	(23,464)	(424,698)
Elastic NV (Netherlands)*	(3,512)	(196,005)
Envestnet, Inc.*	(18,277)	(982,937)
Fair Isaac Corp.*	(57)	(17,538)
FireEye, Inc.*	(58,451)	(618,412)
Five9, Inc.*	(6,885)	(526,427)
Fortinet, Inc.*	(8,081)	(817,555)
Globant SA (Luxembourg)*	(6,576)	(577,899)
Guidewire Software, Inc.*	(19,550)	(1,550,510)
Intuit, Inc.	(2,823)	(649,290)
LivePerson, Inc.*	(45,826)	(1,042,542)
LogMeIn, Inc.	(2,343)	(195,125)
MAXIMUS, Inc.	(4,743)	(276,043)
New Relic, Inc.*	(19,738)	(912,685)
NIC, Inc.	(1,520)	(34,960)
Nutanix, Inc., Class A*	(101,397)	(1,602,073)
Palo Alto Networks, Inc.*	(6,061)	(993,762)
Paycom Software, Inc.*	(2,828)	(571,284)
Ping Identity Holding Corp.*	(13,574)	(271,751)
Pluralsight, Inc., Class A*	(27,492)	(301,862)
PROS Holdings, Inc.*	(8,586)	(266,424)
RealPage, Inc.*	(2,585)	(136,824)
salesforce.com, Inc.*	(954)	(137,357)
Slack Technologies, Inc., Class A*	(53,311)	(1,430,867)
Splunk, Inc.*	(9,665)	(1,220,013)
Switch, Inc., Class A	(109,026)	(1,573,245)
Synopsys, Inc.*	(26,038)	(3,353,434)
Tenable Holdings, Inc.*	(10,089)	(220,546)
Trade Desk, Inc. (The), Class A*	(9,618)	(1,856,274)
Tucows, Inc., Class A*	(3,751)	(181,023)
Twilio, Inc., Class A*	(9,021)	(807,289)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Varonis Systems, Inc.*	(9,420)	$(599,771)
VeriSign, Inc.*	(3,862)	(695,508)
VMware, Inc., Class A*	(17,919)	(2,169,991)
Yext, Inc.*	(81,962)	(835,193)
Zscaler, Inc.*	(16,681)	(1,015,206)
Zuora, Inc., Class A*	(71,855)	(578,433)

		(43,563,237)

Technology Hardware & Equipment — (2.6)%
3D Systems Corp.*	(70,656)	(544,758)
Arista Networks, Inc.*	(2,477)	(501,716)
CommScope Holding Co., Inc.*	(48,717)	(443,812)
Dell Technologies, Inc., Class C*	(14,776)	(584,391)
Dolby Laboratories, Inc., Class A	(5,969)	(323,579)
Fabrinet (Cayman Islands)*	(14,497)	(790,956)
Fitbit, Inc., Class A*	(37,306)	(248,458)
II-VI, Inc.*	(69,984)	(1,994,544)
Infinera Corp.*	(238,038)	(1,261,601)
Inseego Corp.*	(42,423)	(264,295)
Insight Enterprises, Inc.*	(30,164)	(1,270,809)
KEMET Corp.	(35,941)	(868,335)
Littelfuse, Inc.	(7,657)	(1,021,597)
MTS Systems Corp.	(234)	(5,265)
NETGEAR, Inc.*	(23,532)	(537,471)
NetScout Systems, Inc.*	(7,384)	(174,779)
nLight, Inc.*	(54,587)	(572,618)
Novanta, Inc. (Canada)*	(14,527)	(1,160,417)
PC Connection, Inc.	(214)	(8,819)
Plantronics, Inc.	(8,138)	(81,868)
Plexus Corp.*	(11,473)	(625,967)
Seagate Technology PLC (Ireland)	(4,978)	(242,926)
Stratasys Ltd. (Israel)*	(53,539)	(853,947)
Western Digital Corp.	(27,662)	(1,151,292)

		(15,534,220)

Telecommunication Services — (1.5)%
ATN International, Inc.	(3,576)	(209,947)
Bandwidth, Inc., Class A*	(9,887)	(665,296)
Boingo Wireless, Inc.*	(87,994)	(933,616)
Rogers Communications, Inc., Class B (Canada)	(4,732)	(196,520)
Shenandoah Telecommunications Co.	(11,801)	(581,199)
Sprint Corp.*	(608,340)	(5,243,891)
United States Cellular Corp.*	(3,078)	(90,155)

The accompanying notes are an integral part of the financial statements.

29

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Concluded)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Vonage Holdings Corp.*	(156,185)	$(1,129,218)

		(9,049,842)

Transportation — (2.4)%
Air Transport Services Group, Inc.*	(69,752)	(1,275,067)
Allegiant Travel Co.	(6,459)	(528,346)
Atlas Air Worldwide Holdings, Inc.*	(25,281)	(648,963)
FedEx Corp.	(36,773)	(4,459,094)
Golden Ocean Group Ltd. (Bermuda)	(3,358)	(10,511)
Hawaiian Holdings, Inc.	(14,169)	(147,924)
Heartland Express, Inc.	(17,407)	(323,248)
Knight-Swift Transportation Holdings, Inc.	(1,111)	(36,441)
Marten Transport Ltd.	(779)	(15,985)
Matson, Inc.	(19,954)	(610,991)
Ryder System, Inc.	(51,419)	(1,359,518)
Saia, Inc.*	(11,215)	(824,751)
SkyWest, Inc.	(15,561)	(407,543)
United Parcel Service, Inc., Class B	(36,035)	(3,366,390)
Universal Logistics Holdings, Inc.	(148)	(1,939)

		(14,016,711)

Utilities — (3.0)%
Algonquin Power & Utilities Corp. (Canada)	(1,651)	(22,123)
ALLETE, Inc.	(6,925)	(420,209)
Atmos Energy Corp.	(5,371)	(532,964)
Avangrid, Inc.	(11,089)	(485,476)
Black Hills Corp.	(21,136)	(1,353,338)
CenterPoint Energy, Inc.	(29,687)	(458,664)
Clearway Energy, Inc., Class A	(3,063)	(52,592)
DTE Energy Co.	(26,976)	(2,561,911)
Edison International	(30,783)	(1,686,601)
Exelon Corp.	(32,540)	(1,197,797)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Fortis, Inc. (Canada)	(13,639)	$(525,783)
National Fuel Gas Co.	(15,793)	(588,921)
New Jersey Resources Corp.	(1,260)	(42,802)
NorthWestern Corp.	(6,486)	(388,057)
ONE Gas, Inc.	(2,392)	(200,019)
Ormat Technologies, Inc.	(3,911)	(264,618)
Pinnacle West Capital Corp.	(15,750)	(1,193,692)
Portland General Electric Co.	(11,922)	(571,541)
PPL Corp.	(86,645)	(2,138,399)
SJW Group	(1,708)	(98,671)
South Jersey Industries, Inc.	(19,433)	(485,825)
Southwest Gas Holdings, Inc.	(20,876)	(1,452,135)
Spire, Inc.	(13,665)	(1,017,769)
Sunnova Energy International, Inc.*	(1,165)	(11,732)
Unitil Corp.	(76)	(3,976)

		(17,755,615)

TOTAL COMMON STOCK (Proceeds $475,439,997)		(354,193,405)

TOTAL SECURITIES SOLD SHORT - (60.1)%		(354,193,405)

(Proceeds $475,439,997)

OTHER ASSETS IN EXCESS OF LIABILITIES - 40.0%		235,753,233

NET ASSETS - 100.0%		$589,351,384

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.

PLC   Public Limited Company

The accompanying notes are an integral part of the financial statements.

30

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments

March 31, 2020

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 95.9%
COMMON STOCKS — 95.9%
Automobiles & Components — 1.1%
Adient PLC (Ireland)*	9,198	$83,426
American Axle & Manufacturing Holdings, Inc.*	43,237	156,086
Aptiv PLC (Jersey)	7,954	391,655
BorgWarner, Inc.	5,039	122,800
Fiat Chrysler Automobiles NV (Netherlands)	34,817	250,334
General Motors Co.	61,772	1,283,622
Gentherm, Inc.*	28	879
Magna International, Inc. (Canada)	11,687	373,049
Visteon Corp.*	6,949	333,413

		2,995,264

Capital Goods — 16.1%
3M Co.	7,193	981,916
A.O. Smith Corp.	9,280	350,877
AECOM*	3,442	102,744
Albany International Corp., Class A	5,887	278,632
Allegion PLC (Ireland)	3,186	293,176
Altra Industrial Motion Corp.	4,373	76,484
AMETEK, Inc.	10,145	730,643
Arconic, Inc.	65,353	1,049,569
Arcosa, Inc.	684	27,182
Armstrong World Industries, Inc.	498	39,551
Atkore International Group, Inc.*	5,972	125,830
AZZ, Inc.	2	56
Ballard Power Systems, Inc. (Canada)*	182	1,385
Bloom Energy Corp., Class A*	17,573	91,907
BMC Stock Holdings, Inc.*	17,712	314,034
Builders FirstSource, Inc.*	12,309	150,539
CAE, Inc. (Canada)	1,902	24,003
Carlisle Cos., Inc.	1,608	201,450
Caterpillar, Inc.	4,356	505,470
Colfax Corp.*	11,175	221,265
Crane Co.	2,336	114,884
Cummins, Inc.(a)	17,535	2,372,836
Curtiss-Wright Corp.	1,231	113,757
Deere & Co.	154	21,277
Donaldson Co., Inc.	649	25,071
Douglas Dynamics, Inc.	202	7,173
Dover Corp.	2,112	177,281
Eaton Corp. PLC (Ireland)	40,828	3,171,927
EMCOR Group, Inc.	5,491	336,708

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Emerson Electric Co.(a)	37,836	$1,802,885
Energy Recovery, Inc.*	114	848
Enerpac Tool Group Corp.	3,544	58,653
Flowserve Corp.	8,667	207,055
Fortive Corp.	8,323	459,346
Fortune Brands Home & Security, Inc.	11,230	485,698
Foundation Building Materials, Inc.*	3,774	38,834
FuelCell Energy, Inc.*	30,757	46,443
Generac Holdings, Inc.*	1,031	96,058
General Dynamics Corp.(a)	13,834	1,830,377
Gibraltar Industries, Inc.*	3,287	141,078
GMS, Inc.*	2,644	41,590
GrafTech International Ltd.	39,629	321,787
Herc Holdings, Inc.*	1,437	29,401
Hexcel Corp.	2,657	98,814
Honeywell International, Inc.(a)	23,287	3,115,568
Hubbell, Inc.(a)	7,332	841,274
Huntington Ingalls Industries, Inc.	593	108,051
IDEX Corp.	3,766	520,122
IES Holdings, Inc.*	12	212
Illinois Tool Works, Inc.(a)	14,263	2,027,058
Ingersoll Rand, Inc.*	47,172	1,169,866
ITT, Inc.	10,384	471,018
Kaman Corp.	2,537	97,598
Lennox International, Inc.	511	92,895
Lockheed Martin Corp.(a)	7,047	2,388,581
Masco Corp.	25,093	867,465
Masonite International Corp. (Canada)*	171	8,114
MasTec, Inc.*	17,071	558,734
Middleby Corp. (The)*	1,764	100,336
Miller Industries, Inc.	4	113
MRC Global, Inc.*	15,155	64,560
Mueller Industries, Inc.	3,126	74,836
National Presto Industries, Inc.	6	425
Northrop Grumman Corp.(a)	4,562	1,380,233
NOW, Inc.*	15,097	77,901
nVent Electric PLC (Ireland)	4,057	68,442
Owens Corning	9,776	379,407
PACCAR, Inc.	5,771	352,781
Pentair PLC (Ireland)	6,474	192,666
Quanex Building Products Corp.	92	927
Quanta Services, Inc.	8,416	267,040

The accompanying notes are an integral part of the financial statements.

31

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Raytheon Co.(a)	16,515	$2,165,942
Regal Beloit Corp.	339	21,340
Rexnord Corp.	155	3,514
Rockwell Automation, Inc.	290	43,764
Sensata Technologies Holding PLC (United Kingdom)*	3,697	106,954
Simpson Manufacturing Co., Inc.	3,331	206,455
SiteOne Landscape Supply, Inc.*	6,323	465,499
Snap-on, Inc.	11	1,197
Spartan Motors, Inc.	326	4,209
Spirit AeroSystems Holdings, Inc., Class A	8,525	204,003
SPX Corp.*	3,811	124,391
SPX FLOW, Inc.*	3,224	91,626
Stanley Black & Decker, Inc.	9,813	981,300
Systemax, Inc.	24	426
Terex Corp.	8,923	128,134
Textron, Inc.	4,451	118,708
TPI Composites, Inc.*	2,031	30,018
Trane Technologies PLC (Ireland)	27,391	2,262,223
TransDigm Group, Inc.	3,097	991,628
TriMas Corp.*	8	185
Triumph Group, Inc.	135	913
United Rentals, Inc.*	998	102,694
United Technologies Corp.(a) *	20,102	1,896,222
Universal Forest Products, Inc.	7,101	264,086
Wabash National Corp.	527	3,805
Watts Water Technologies, Inc., Class A	1,403	118,764
Welbilt, Inc.*	569	2,919
Westinghouse Air Brake Technologies Corp.	12,779	615,053
Woodward, Inc.	1,228	72,992
WW Grainger, Inc.	991	246,264
Xylem, Inc.	7,148	465,549

		44,533,494

Commercial & Professional Services — 1.9%
ABM Industries, Inc.	227	5,530
ACCO Brands Corp.	121	611
ASGN, Inc.*	1,501	53,015
Cimpress PLC (Ireland)*	3,200	170,240
Cintas Corp.(a)	8,457	1,464,922
Clean Harbors, Inc.*	3,509	180,152
Deluxe Corp.	9,143	237,078

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
FTI Consulting, Inc.*	934	$111,865
Herman Miller, Inc.	3,604	80,009
Huron Consulting Group, Inc.*	242	10,977
IAA, Inc.*	103	3,086
Interface, Inc.	626	4,733
ManpowerGroup, Inc.	8,953	474,419
Nielsen Holdings PLC (United Kingdom)	11,535	144,649
Republic Services, Inc.	1,955	146,742
Robert Half International, Inc.	163	6,153
Stantec, Inc. (Canada)	106	2,709
Steelcase, Inc., Class A	14,722	145,306
Tetra Tech, Inc.	5,657	399,497
Thomson Reuters Corp. (Canada)	6,179	419,307
TransUnion	1,958	129,580
TriNet Group, Inc.*	1,180	44,439
UniFirst Corp.	2,852	430,909
Waste Management, Inc.	5,228	483,904

		5,149,832

Consumer Durables & Apparel — 4.4%
BRP, Inc., sub-voting shares (Canada)	59	967
Brunswick Corp.	8,776	310,407
Capri Holdings Ltd. (British Virgin Islands)*	10,204	110,101
Carter’s, Inc.	114	7,493
DR Horton, Inc.	3,350	113,900
Garmin Ltd. (Switzerland)	5,555	416,403
Hanesbrands, Inc.	25,594	201,425
Hasbro, Inc.	1,289	92,228
La-Z-Boy, Inc.	1,157	23,776
Leggett & Platt, Inc.	19,050	508,254
Malibu Boats, Inc., Class A*	525	15,115
Mohawk Industries, Inc.*	10,924	832,846
Newell Brands, Inc.(a)	134,268	1,783,079
NIKE, Inc., Class B	6,726	556,509
Oxford Industries, Inc.	133	4,823
Polaris, Inc.	6,184	297,760
PulteGroup, Inc.	12,778	285,205
PVH Corp.	5,943	223,695
Ralph Lauren Corp.	11,804	788,861
Skyline Champion Corp.*	9,783	153,397
Sonos, Inc.*	11,369	96,409

The accompanying notes are an integral part of the financial statements.

32

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Steven Madden Ltd.	13,477	$313,071
Tapestry, Inc.	22,584	292,463
Tempur Sealy International, Inc.*	7,962	348,019
TopBuild Corp.(a) *	19,059	1,365,387
Under Armour, Inc., Class C*	26,865	216,532
Universal Electronics, Inc.*	783	30,044
VF Corp.(a)	35,695	1,930,386
Whirlpool Corp.	8,770	752,466

		12,071,021

Consumer Services — 2.8%
Bloomin’ Brands, Inc.	7,177	51,244
Boyd Gaming Corp.	4,463	64,356
Carnival Corp. (Panama)	5,655	74,476
Choice Hotels International, Inc.	121	7,411
Cracker Barrel Old Country Store, Inc.	1,043	86,798
Denny’s Corp.*	147	1,129
Dine Brands Global, Inc.	45	1,291
frontdoor, Inc.*	16,428	571,366
Hilton Worldwide Holdings, Inc.	5,946	405,755
Hyatt Hotels Corp., Class A	7,351	352,113
Jack in the Box, Inc.	1,951	68,383
Las Vegas Sands Corp.	3,543	150,471
Laureate Education, Inc., Class A*	11,815	124,176
Marriott International, Inc., Class A	2,979	222,859
McDonald’s Corp.	8,071	1,334,540
MGM Resorts International	51,211	604,290
Perdoceo Education Corp.*	7,292	78,681
Restaurant Brands International, Inc. (Canada)	4,186	167,566
Royal Caribbean Cruises Ltd. (Liberia)	7,303	234,938
Starbucks Corp.	7,994	525,526
Strategic Education, Inc.	2,507	350,378
Texas Roadhouse, Inc.	1,381	57,035
WW International, Inc.*	28,302	478,587
Wyndham Hotels & Resorts, Inc.	4,366	137,573
Yum! Brands, Inc.(a)	22,633	1,551,040

		7,701,982

Energy — 6.9%
Apache Corp.	35,671	149,105
Cactus, Inc., Class A	5,771	66,944
Canadian Natural Resources Ltd. (Canada)	4,584	62,113

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Cenovus Energy, Inc. (Canada)	27,869	$56,295
Chevron Corp.(a)	48,140	3,488,225
Concho Resources, Inc.	18,499	792,682
ConocoPhillips	10,037	309,140
Core Laboratories NV (Netherlands)	8,301	85,832
Crescent Point Energy Corp. (Canada)	67,860	52,178
CVR Energy, Inc.	16,501	272,762
Devon Energy Corp.	124	857
DHT Holdings, Inc. (Marshall Islands)	22,276	170,857
DMC Global, Inc.	3,785	87,093
Dorian LPG Ltd. (Marshall Islands)*	7,249	63,139
Enbridge, Inc. (Canada)	4,603	133,901
EOG Resources, Inc.	25,554	917,900
Exxon Mobil Corp.	31,901	1,211,281
Frank’s International NV (Netherlands)*	1,236	3,201
Halliburton Co.	71,839	492,097
Helmerich & Payne, Inc.	10,605	165,968
HollyFrontier Corp.	15,172	371,866
Imperial Oil Ltd. (Canada)	559	6,300
Kinder Morgan, Inc.(a)	135,383	1,884,531
Magnolia Oil & Gas Corp., Class A*	3,246	12,984
Marathon Petroleum Corp.(a)	75,876	1,792,191
National Oilwell Varco, Inc.	88,219	867,193
Nordic American Tankers Ltd. (Bermuda)	21,305	96,512
Patterson-UTI Energy, Inc.	32,124	75,491
PDC Energy, Inc.*	24,541	152,400
Phillips 66(a)	22,459	1,204,925
Range Resources Corp.	8,910	20,315
Schlumberger Ltd. (Curacao)	85,510	1,153,530
Suncor Energy, Inc. (Canada)	13,881	219,320
TechnipFMC PLC (United Kingdom)	86,683	584,243
Valero Energy Corp.(a)	37,282	1,691,112
Williams Cos., Inc. (The)	27,325	386,649
World Fuel Services Corp.	1,835	46,205

		19,147,337

Food & Staples Retailing — 0.7%
Kroger Co. (The)	18	542
Rite Aid Corp.*	9,812	147,180
Sprouts Farmers Market, Inc.*	9,508	176,754
Sysco Corp.	12,835	585,661
United Natural Foods, Inc.*	1,247	11,447

The accompanying notes are an integral part of the financial statements.

33

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Walgreens Boots Alliance, Inc.	3,455	$158,066
Walmart, Inc.	7,838	890,554

		1,970,204

Food, Beverage & Tobacco — 6.1%
Altria Group, Inc.	37,797	1,461,610
Archer-Daniels-Midland Co.	23,497	826,624
Bunge Ltd. (Bermuda)	4,586	188,164
Campbell Soup Co.(a)	44,087	2,035,056
Coca-Cola Co. (The)	22,583	999,298
Coca-Cola Consolidated, Inc.	266	55,469
Constellation Brands, Inc., Class A	6,244	895,140
General Mills, Inc.(a)	26,757	1,411,967
Hershey Co. (The)(a)	18,398	2,437,735
Hostess Brands, Inc.*	7,430	79,204
JM Smucker Co. (The)	3,808	422,688
John B. Sanfilippo & Son, Inc.	1,250	111,750
Kellogg Co.	6,144	368,579
Keurig Dr Pepper, Inc.	7,902	191,782
Kraft Heinz Co. (The)	161	3,983
Lamb Weston Holdings, Inc.	9,526	543,935
McCormick & Co., Inc., non-voting shares(a)	10,709	1,512,218
Molson Coors Beverage Co., Class B	12,891	502,878
Mondelez International, Inc., Class A	14,879	745,140
National Beverage Corp.*	2,937	125,263
PepsiCo, Inc.	3,319	398,612
Philip Morris International, Inc.	2,369	172,842
Pilgrim’s Pride Corp.*	10,422	188,847
TreeHouse Foods, Inc.*	2,149	94,878
Tyson Foods, Inc., Class A	18,624	1,077,771

		16,851,433

Health Care Equipment & Services — 7.4%
Alcon, Inc. (Switzerland)*	426	21,649
Allscripts Healthcare Solutions, Inc.*	2,687	18,916
AmerisourceBergen Corp.(a)	14,282	1,263,957
AMN Healthcare Services, Inc.*	359	20,754
Apollo Medical Holdings, Inc.*	13	168
Cerner Corp.	9,122	574,595
Cigna Corp.	3,356	594,616
CONMED Corp.	3,824	219,000
CVS Health Corp.(a)	71,244	4,226,907
Danaher Corp.	957	132,458
DaVita, Inc.*	15,480	1,177,409

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
DENTSPLY SIRONA, Inc.	20,315	$788,831
DexCom, Inc.*	1,544	415,753
Envista Holdings Corp.*	2,541	37,963
Haemonetics Corp.*	1,089	108,530
Hanger, Inc.*	99	1,542
HCA Healthcare, Inc.	5,940	533,709
Henry Schein, Inc.*	3,652	184,499
HMS Holdings Corp.*	26,937	680,698
Humana, Inc.	894	280,734
Inogen, Inc.*	760	39,262
Integer Holdings Corp.*	12,658	795,682
Integra LifeSciences Holdings Corp.* .	4,142	185,023
Laboratory Corp. of America Holdings*	3,463	437,689
Lantheus Holdings, Inc.*	4,437	56,616
LivaNova PLC (United Kingdom)*	755	34,164
Magellan Health, Inc.*	1,515	72,887
Masimo Corp.*	2	354
McKesson Corp.	2,696	364,661
MEDNAX, Inc.*	15,822	184,168
Medtronic PLC (Ireland)	24,235	2,185,512
Natus Medical, Inc.*	12,300	284,499
NextGen Healthcare, Inc.*	181	1,890
Novocure Ltd. (Jersey)*	8,063	542,962
Omnicell, Inc.*	1,740	114,109
Patterson Cos., Inc.	3,476	53,148
Quest Diagnostics, Inc.	15,959	1,281,508
Select Medical Holdings Corp.*	6,264	93,960
STAAR Surgical Co.*	1,568	50,584
Teladoc Health, Inc.*	3,537	548,270
UnitedHealth Group, Inc.	717	178,805
Universal Health Services, Inc., Class B(a)	13,649	1,352,343
Vapotherm, Inc.*	57	1,073
West Pharmaceutical Services, Inc.	1,240	188,790
Zimmer Biomet Holdings, Inc.	1,942	196,297

		20,526,944

Household & Personal Products — 0.8%
Colgate-Palmolive Co.	6,926	459,609
Coty, Inc., Class A	42,257	218,046
elf Beauty, Inc.*	5,643	55,527
Kimberly-Clark Corp.	1,885	241,035
Procter & Gamble Co. (The)	11,414	1,255,540

		2,229,757

The accompanying notes are an integral part of the financial statements.

34

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — 7.4%
Allegheny Technologies, Inc.*	27,092	$230,282
Amcor PLC (Jersey)	22,379	181,717
Ashland Global Holdings, Inc.	10,996	550,570
Avery Dennison Corp.	4,499	458,313
Axalta Coating Systems Ltd. (Bermuda)*	15,817	273,160
Boise Cascade Co.	3,260	77,523
Cabot Corp.	2,634	68,800
Celanese Corp.	8,279	607,596
Century Aluminum Co.*	734	2,657
CF Industries Holdings, Inc.	24,713	672,194
Chemours Co. (The)	16,048	142,346
Coeur Mining, Inc.*	11,570	37,140
Commercial Metals Co.	25,342	400,150
Compass Minerals International, Inc.	27	1,039
Corteva, Inc.(a)	63,737	1,497,820
Dow, Inc.	39,256	1,147,845
DuPont de Nemours, Inc.	29,878	1,018,840
Eagle Materials, Inc.	3,066	179,116
Eastman Chemical Co.	8,007	372,966
Ecolab, Inc.	3,930	612,412
Equinox Gold Corp. (Canada)*	142	941
First Majestic Silver Corp. (Canada)*	4,247	26,289
FMC Corp.	16,429	1,342,085
Forterra, Inc.*	75	448
Franco-Nevada Corp. (Canada)	625	62,200
FutureFuel Corp.	112	1,262
Graphic Packaging Holding Co.	10,229	124,794
H.B. Fuller Co.	1,182	33,013
Huntsman Corp.	6,513	93,983
Innospec, Inc.	4,410	306,451
International Flavors & Fragrances, Inc.	4,568	466,301
Kaiser Aluminum Corp.	2,070	143,410
Kinross Gold Corp. (Canada)*	1,957	7,789
Kirkland Lake Gold Ltd. (Canada)	2,962	87,675
Kronos Worldwide, Inc.	653	5,511
Linde PLC (Ireland)	1,510	261,230
LyondellBasell Industries NV, Class A (Netherlands)	22,871	1,135,088
Martin Marietta Materials, Inc.	4,435	839,235
Minerals Technologies, Inc.	82	2,973
Mosaic Co. (The)	29,794	322,371
NewMarket Corp.	834	319,314

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Newmont Corp.	3,067	$138,874
Nucor Corp.	11,372	409,619
Packaging Corp. of America	11,939	1,036,663
Pan American Silver Corp. (Canada)	9,858	141,265
PolyOne Corp.	14,360	272,409
PPG Industries, Inc.	15,839	1,324,140
Reliance Steel & Aluminum Co.	6,671	584,313
Schweitzer-Mauduit International, Inc.	2,482	69,049
Sealed Air Corp.	3,951	97,629
Sherwin-Williams Co. (The)	1,111	510,527
Sonoco Products Co.	1,852	85,840
Southern Copper Corp.	2,837	79,890
SSR Mining, Inc. (Canada)*	2,585	29,417
Summit Materials, Inc., Class A*	32,574	488,610
Tredegar Corp.	156	2,438
Trinseo SA (Luxembourg)	340	6,157
Vulcan Materials Co.	3,281	354,578
Westrock Co.	19,095	539,625
Worthington Industries, Inc.	2,097	55,046
Yamana Gold, Inc. (Canada)	72,547	199,504

		20,540,442

Media & Entertainment — 2.5%
Activision Blizzard, Inc.(a)	30,326	1,803,791
Boston Omaha Corp., Class A*	8	145
Charter Communications, Inc., Class A(a)*	3,462	1,510,505
Comcast Corp., Class A	2,490	85,606
Discovery, Inc., Class A*	25,542	496,536
EverQuote, Inc., Class A*	3,317	87,071
Interpublic Group of Cos., Inc. (The)	35,963	582,241
MSG Networks, Inc., Class A*	3,788	38,638
News Corp., Class A	17,640	158,319
Omnicom Group, Inc.	14,887	817,296
Scholastic Corp.	107	2,727
Take-Two Interactive Software, Inc.*	2,955	350,493
TripAdvisor, Inc.	16,278	283,074
Walt Disney Co. (The)	5,561	537,193
Yelp, Inc.*	8,416	151,740

		6,905,375

Pharmaceuticals, Biotechnology & Life Sciences — 6.2%
Akcea Therapeutics, Inc.*	197	2,817
Alexion Pharmaceuticals, Inc.*	731	65,636
Alnylam Pharmaceuticals, Inc.*	1	109

The accompanying notes are an integral part of the financial statements.

35

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Amgen, Inc.	1,713	$347,276
Anika Therapeutics, Inc.*	1,778	51,402
Arrowhead Pharmaceuticals, Inc.*	22,290	641,283
Biogen, Inc.*	2,992	946,609
Bio-Rad Laboratories, Inc., Class A*	1,569	550,029
Bristol-Myers Squibb Co.(a)	96,266	5,365,867
Catalyst Pharmaceuticals, Inc.*	2,330	8,970
Charles River Laboratories International, Inc.*	1,627	205,344
Coherus Biosciences, Inc.*	9,093	147,488
Eagle Pharmaceuticals, Inc.*	3,668	168,728
Enanta Pharmaceuticals, Inc.*	171	8,795
Gilead Sciences, Inc.	5,840	436,598
ImmunoGen, Inc.*	1,337	4,559
Innoviva, Inc.*	934	10,984
Ionis Pharmaceuticals, Inc.*	5,480	259,094
Ironwood Pharmaceuticals, Inc.*	6,721	67,815
Johnson & Johnson	7,447	976,525
Medpace Holdings, Inc.(a) *	11,665	855,978
Merck & Co., Inc.(a)	25,626	1,971,664
Mylan NV (Netherlands)*	20,118	299,959
Natera, Inc.*	3,559	106,272
Neurocrine Biosciences, Inc.*	768	66,470
Odonate Therapeutics, Inc.*	1	28
Pacira BioSciences, Inc.*	2,802	93,951
PerkinElmer, Inc.	249	18,745
Pfizer, Inc.(a)	79,711	2,601,767
QIAGEN NV (Netherlands)*	4,397	182,915
Supernus Pharmaceuticals, Inc.*	90	1,619
United Therapeutics Corp.*	4,271	404,998
Vanda Pharmaceuticals, Inc.*	17,220	178,399

		17,048,693

Retailing — 7.9%
1-800-Flowers.com, Inc., Class A*	735	9,724
Advance Auto Parts, Inc.	3,554	331,659
American Eagle Outfitters, Inc.	13,576	107,929
Asbury Automotive Group, Inc.*	1,847	102,010
AutoNation, Inc.*	9,018	253,045
AutoZone, Inc.(a) *	1,172	991,512
Best Buy Co., Inc.(a)	19,578	1,115,946
Booking Holdings, Inc.*	917	1,233,658
Buckle, Inc. (The)	3,745	51,344

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Burlington Stores, Inc.*	460	$72,892
Camping World Holdings, Inc., Class A	6,965	39,631
Designer Brands, Inc., Class A	1,369	6,818
Dillard’s, Inc., Class A	1,406	51,952
Dollar General Corp.(a)	13,375	2,019,759
eBay, Inc.	30,467	915,838
Expedia Group, Inc.	12,570	707,314
Foot Locker, Inc.	22,596	498,242
Gap, Inc. (The)	58,710	413,318
Genuine Parts Co.	10,568	711,543
Group 1 Automotive, Inc.	4,977	220,282
Guess?, Inc.	6,000	40,620
Home Depot, Inc. (The)(a)	3,528	658,713
Kohl’s Corp.	10,136	147,884
LKQ Corp.*	14,217	291,591
Macy’s, Inc.	24,243	119,033
National Vision Holdings, Inc.*	4,289	83,292
Nordstrom, Inc.	5,408	82,959
Office Depot, Inc.	17,181	28,177
Ollie’s Bargain Outlet Holdings, Inc.*	2,763	128,037
O’Reilly Automotive, Inc.*	955	287,503
RH*	8,987	902,924
Ross Stores, Inc.	10,328	898,226
Shoe Carnival, Inc.	66	1,371
Signet Jewelers Ltd. (Bermuda)	27,002	174,163
Sleep Number Corp.*	4,600	88,136
Sonic Automotive, Inc., Class A	5,126	68,073
Stamps.com, Inc.*	5,376	699,310
Target Corp.(a)	36,990	3,438,960
TJX Cos., Inc. (The)(a)	63,565	3,039,043
Tractor Supply Co.	4,288	362,550
Williams-Sonoma, Inc.	4,306	183,091
Zumiez, Inc.*	10,251	177,547

		21,755,619

Semiconductors & Semiconductor Equipment — 3.6%
Amkor Technology, Inc.*	16,383	127,624
Applied Materials, Inc.(a)	20,722	949,482
Brooks Automation, Inc.	7,780	237,290
Cirrus Logic, Inc.*	7,199	472,470
Diodes, Inc.*	5,816	236,333
Enphase Energy, Inc.*	7,153	230,970
Ichor Holdings Ltd. (Cayman Islands)*	38	728

The accompanying notes are an integral part of the financial statements.

36

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Impinj, Inc.*	1,297	$21,673
Intel Corp.(a)	23,417	1,267,328
KLA Corp.	4,707	676,584
Lam Research Corp.	931	223,440
Lattice Semiconductor Corp.*	22,811	406,492
Micron Technology, Inc.*	2,074	87,232
PDF Solutions, Inc.*	93	1,090
Photronics, Inc.*	2,536	26,019
Qorvo, Inc.(a) *	24,726	1,993,657
Skyworks Solutions, Inc.	11,713	1,046,908
SMART Global Holdings, Inc. (Cayman Islands)*	6,344	154,159
Synaptics, Inc.*	10,211	590,911
Teradyne, Inc.	12,928	700,310
Texas Instruments, Inc.	454	45,368
Ultra Clean Holdings, Inc.*	9,799	135,226
Universal Display Corp.	2,573	339,070

		9,970,364

Software & Services — 7.3%
Accenture PLC, Class A (Ireland)	13,206	2,156,012
Alliance Data Systems Corp.	438	14,739
Alteryx, Inc., Class A(a) *	14,521	1,381,964
Amdocs, Ltd. (Guernsey)	5,844	321,245
Appfolio, Inc., Class A*	3,979	441,470
Aspen Technology, Inc.*	3,528	335,407
Automatic Data Processing, Inc.	184	25,149
Black Knight, Inc.*	181	10,509
Blackbaud, Inc.	6,340	352,187
Broadridge Financial Solutions, Inc.	148	14,035
CACI International, Inc., Class A*	1,341	283,152
Cardtronics PLC, Class A (United Kingdom)*	1,509	31,568
Citrix Systems, Inc.	698	98,802
CommVault Systems, Inc.*	1,449	58,656
CSG Systems International, Inc.	2,142	89,643
Descartes Systems Group, Inc. (The) (Canada)*	53	1,823
Euronet Worldwide, Inc.*	492	42,174
FleetCor Technologies, Inc.*	2,584	482,019
Gartner, Inc.*	1,453	144,675
GoDaddy, Inc., Class A*	7,582	433,008
Hackett Group, Inc. (The)	219	2,786

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
International Business Machines Corp.(a)	29,118	$3,230,060
KBR, Inc.	15,853	327,840
Leidos Holdings, Inc.	15,669	1,436,064
ManTech International Corp., Class A	1,279	92,945
Microsoft Corp.	1,350	212,908
MicroStrategy, Inc., Class A*	322	38,028
Mitek Systems, Inc.*	115	906
NortonLifeLock, Inc.	72,528	1,356,999
Nuance Communications, Inc.*	12,728	213,576
Open Text Corp. (Canada)	1,976	69,002
Oracle Corp.	21,360	1,032,329
Paychex, Inc.	6,736	423,829
Paylocity Holding Corp.*	2,431	214,706
PayPal Holdings, Inc.*	119	11,393
Perspecta, Inc.	8,709	158,852
Progress Software Corp.	166	5,312
PTC, Inc.*	5,266	322,332
Qualys, Inc.*	9,134	794,567
Sabre Corp.	11,941	70,810
Science Applications International Corp.	469	35,001
SecureWorks Corp., Class A*	17	196
Sprout Social, Inc., Class A*	258	4,118
SPS Commerce, Inc.*	15,614	726,207
Square, Inc., Class A*	7,652	400,812
SS&C Technologies Holdings, Inc.	9,276	406,474
Virtusa Corp.*	1,050	29,820
Visa, Inc., Class A	3,574	575,843
Western Union Co. (The)	50,740	919,916
WEX, Inc.*	2,630	274,966

		20,106,834

Technology Hardware & Equipment — 6.1%
Acacia Communications, Inc.(a) *	22,747	1,528,144
Amphenol Corp., Class A	2,943	214,486
Apple, Inc.(a)	12,671	3,222,109
Arrow Electronics, Inc.*	2,680	139,012
Avnet, Inc.	5,429	136,268
Badger Meter, Inc.	29	1,554
Belden, Inc.	2,711	97,813
CDW Corp.	7,144	666,321
Ciena Corp.*	3,256	129,621
Cisco Systems, Inc.(a)	36,843	1,448,298
Coherent, Inc.*	13	1,383

The accompanying notes are an integral part of the financial statements.

37

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Comtech Telecommunications Corp.	85	$1,130
Corning, Inc.	37,086	761,746
Diebold Nixdorf, Inc.*	46,172	162,525
EchoStar Corp., Class A*	14,248	455,509
F5 Networks, Inc.*	768	81,892
FLIR Systems, Inc.	2,468	78,705
Hewlett Packard Enterprise Co.	20,067	194,851
HP, Inc.	50,771	881,385
InterDigital, Inc.	1,376	61,411
IPG Photonics Corp.*	90	9,925
Itron, Inc.*	2,585	144,321
Juniper Networks, Inc.	4,593	87,910
Keysight Technologies, Inc.(a) *	6,706	561,158
Lumentum Holdings, Inc.*	11,555	851,604
Methode Electronics, Inc.	1,632	43,134
Motorola Solutions, Inc.	7,211	958,486
NCR Corp.*	22,720	402,144
NetApp, Inc.	2,541	105,934
OSI Systems, Inc.*	2,681	184,775
Sanmina Corp.*	2,750	75,020
Seagate Technology PLC (Ireland)	1,207	58,902
SYNNEX Corp.	4,798	350,734
TE Connectivity Ltd. (Switzerland)	12,652	796,823
Tech Data Corp.*	50	6,542
Trimble, Inc.*	1,943	61,846
TTM Technologies, Inc.*	6,370	65,866
Ubiquiti, Inc.	599	84,806
Vishay Intertechnology, Inc.	2,084	30,030
Xerox Holdings Corp.(a)	60,174	1,139,696
Zebra Technologies Corp., Class A*	3,613	663,347

		16,947,166

Telecommunication Services — 2.4%
AT&T, Inc.(a)	138,088	4,025,265
BCE, Inc. (Canada)	215	8,785
Iridium Communications, Inc.*	7,083	158,163
T-Mobile US, Inc.*	2,505	210,170
Verizon Communications, Inc.(a)	41,650	2,237,854

		6,640,237

Transportation — 3.5%
Alaska Air Group, Inc.	23,022	655,436
American Airlines Group, Inc.	800	9,752
ArcBest Corp.	2,173	38,071

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Canadian Pacific Railway Ltd. (Canada)	719	$157,885
CH Robinson Worldwide, Inc.	8,293	548,997
CSX Corp.	9,965	570,994
Delta Air Lines, Inc.	14,853	423,756
Echo Global Logistics, Inc.*	153	2,613
Expeditors International of Washington, Inc.	4,388	292,767
Hub Group, Inc., Class A*	6,350	288,734
JB Hunt Transport Services, Inc.	3,274	301,961
JetBlue Airways Corp.*	8,661	77,516
Kansas City Southern(a)	16,964	2,157,482
Landstar System, Inc.	3,703	354,970
Norfolk Southern Corp.	3,315	483,990
Schneider National, Inc., Class B	23,659	457,565
Southwest Airlines Co.(a)	59,833	2,130,653
Union Pacific Corp.	2,119	298,864
United Airlines Holdings, Inc.*	7,291	230,031
Werner Enterprises, Inc.	2,023	73,354
XPO Logistics, Inc.*	5,584	272,220

		9,827,611

Utilities — 0.8%
American Water Works Co., Inc.	724	86,561
Evergy, Inc.	13,383	736,734
MDU Resources Group, Inc.	3,160	67,940
NRG Energy, Inc.	33,648	917,244
Public Service Enterprise Group, Inc.	2,204	98,982
Southern Co. (The)	4,489	243,034
Vistra Energy Corp.	4,504	71,884

		2,222,379

TOTAL COMMON STOCKS (Cost $304,069,459)		265,141,988

TOTAL LONG POSITIONS - 95.9%		265,141,988

(Cost $304,069,459)

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.1%		11,291,179

NET ASSETS - 100.0%		$276,433,167

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.

PLC   Public Limited Company

The accompanying notes are an integral part of the financial statements.

38

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Over-the-counter total return swaps outstanding as of March 31, 2020.

The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures on August 27, 2024, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 3.8% of net assets.

The following table represents the individual long and short positions and related values of total return swaps as of March 31, 2020:

Total Return Swaps

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Long
Automobiles & Components
Adient PLC (Ireland)	Morgan Stanley	12,788	$332,054	$115,987	$(214,883)
American Axle & Manufacturing Holdings, Inc.	Morgan Stanley	67,088	685,050	242,188	(443,678)
Aptiv PLC (Jersey)	Morgan Stanley	11,505	829,454	566,506	(259,971)
BorgWarner, Inc.	Morgan Stanley	51,711	1,647,104	1,260,197	(375,508)
Fiat Chrysler Automobiles NV (Netherlands)	Morgan Stanley	30,585	434,426	219,906	(212,967)
General Motors Co.	Morgan Stanley	50,336	1,220,465	1,045,982	(167,651)
Gentherm, Inc.	Morgan Stanley	4,911	176,709	154,205	(21,879)
Magna International, Inc. (Canada)	Morgan Stanley	4,463	192,004	142,459	(46,875)
Visteon Corp.	Morgan Stanley	5,829	515,539	279,676	(240,574)

		239,216	6,032,805	4,027,106	(1,983,986)

Capital Goods
3M Co.	Morgan Stanley	25,264	3,966,043	3,448,789	(439,302)
A.O. Smith Corp.	Morgan Stanley	12,030	545,992	454,854	(87,187)
AECOM	Morgan Stanley	2,305	97,227	68,804	(28,085)
Albany International Corp., Class A	Morgan Stanley	2,957	223,440	139,955	(85,980)
Allegion PLC (Ireland)	Morgan Stanley	7,554	878,692	695,119	(176,499)
Altra Industrial Motion Corp.	Morgan Stanley	2,321	61,713	40,594	(20,590)
AMETEK, Inc.	Morgan Stanley	16,738	1,452,959	1,205,471	(238,202)
Arconic, Inc.	Morgan Stanley	24,436	592,420	392,442	(197,487)
Arcosa, Inc.	Morgan Stanley	2,262	86,151	89,892	4,039
Armstrong World Industries, Inc.	Morgan Stanley	453	41,517	35,977	(6,390)
Atkore International Group, Inc.	Morgan Stanley	6,811	269,850	143,508	(125,382)
AZZ, Inc.	Morgan Stanley	21	590	591	(16)
Ballard Power Systems, Inc. (Canada)	Morgan Stanley	148	1,136	1,126	(18)
Bloom Energy Corp., Class A	Morgan Stanley	26,712	181,864	139,704	(47,718)
Builders FirstSource, Inc.	Morgan Stanley	6,778	128,308	82,895	(44,963)
CAE, Inc. (Canada)	Morgan Stanley	2,921	69,641	36,863	(32,392)
Caterpillar, Inc.	Morgan Stanley	28,178	3,334,498	3,269,775	(68,596)
Colfax Corp.	Morgan Stanley	15,213	402,745	301,217	(100,089)
Crane Co.	Morgan Stanley	1,476	101,128	72,590	(26,785)
Curtiss-Wright Corp.	Morgan Stanley	1,124	150,861	103,869	(46,147)
Deere & Co.	Morgan Stanley	989	113,378	136,640	24,410
Donaldson Co., Inc.	Morgan Stanley	530	19,459	20,474	1,072
Douglas Dynamics, Inc.	Morgan Stanley	163	5,907	5,788	(82)
Dover Corp.	Morgan Stanley	17,006	1,727,909	1,427,484	(278,816)

The accompanying notes are an integral part of the financial statements.

39

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Capital Goods — (continued)
Eaton Corp. PLC (Ireland)	Morgan Stanley	1,871	$144,265	$145,358	$4,050
EMCOR Group, Inc.	Morgan Stanley	2,211	192,698	135,579	(58,062)
Emerson Electric Co.	Morgan Stanley	34,174	2,227,491	1,628,391	(566,683)
Energy Recovery, Inc.	Morgan Stanley	128	931	952	12
Enerpac Tool Group Corp.	Morgan Stanley	3,022	68,369	50,014	(18,121)
Flowserve Corp.	Morgan Stanley	7,061	228,910	168,687	(58,237)
Fortive Corp.	Morgan Stanley	6,782	366,756	374,299	8,851
Fortune Brands Home & Security, Inc.	Morgan Stanley	9,708	561,686	419,871	(138,343)
Foundation Building Materials, Inc.	Morgan Stanley	4,521	78,141	46,521	(32,332)
Fuelcell Energy, Inc.	Morgan Stanley	25,058	39,528	37,838	(1,561)
Generac Holdings, Inc.	Morgan Stanley	874	89,952	81,431	(8,211)
General Dynamics Corp.	Morgan Stanley	11,966	2,089,683	1,583,221	(498,243)
Gibraltar Industries, Inc.	Morgan Stanley	2,701	138,621	115,927	(22,207)
GMS, Inc.	Morgan Stanley	5,250	146,910	82,583	(64,425)
GrafTech International Ltd.	Morgan Stanley	15,732	178,705	127,744	(52,901)
Herc Holdings, Inc.	Morgan Stanley	6,725	254,676	137,594	(117,152)
Hexcel Corp.	Morgan Stanley	2,166	75,597	80,554	5,216
Honeywell International, Inc.	Morgan Stanley	11,015	1,648,733	1,473,697	(156,137)
Hubbell, Inc.	Morgan Stanley	25	2,434	2,869	430
Huntington Ingalls Industries, Inc.	Morgan Stanley	484	84,721	88,190	3,761
IDEX Corp.	Morgan Stanley	4,437	699,040	612,794	(80,527)
IES Holdings, Inc.	Morgan Stanley	10	179	177	(15)
Illinois Tool Works, Inc.	Morgan Stanley	1,695	245,641	240,893	1,794
Ingersoll Rand, Inc.	Morgan Stanley	4,295	139,167	106,516	(35,293)
ITT, Inc.	Morgan Stanley	8,536	546,906	387,193	(156,318)
Kaman Corp.	Morgan Stanley	2,109	133,721	81,133	(51,549)
Lennox International, Inc.	Morgan Stanley	416	75,794	75,625	347
Lockheed Martin Corp.	Morgan Stanley	1,654	602,280	560,623	(41,667)
Manitowoc Co., Inc. (The)	Morgan Stanley	30,030	356,756	255,255	(100,809)
Masco Corp.	Morgan Stanley	19,723	905,125	681,824	(223,411)
Masonite International Corp. (Canada)	Morgan Stanley	244	11,078	11,578	526
MasTec, Inc.	Morgan Stanley	2,619	159,008	85,720	(81,581)
Middleby Corp. (The)	Morgan Stanley	1,441	81,630	81,964	616
Miller Industries, Inc.	Morgan Stanley	2	55	57	(11)
MRC Global, Inc.	Morgan Stanley	29,703	377,156	126,535	(250,057)
Mueller Industries, Inc.	Morgan Stanley	2,939	90,823	70,360	(19,712)
National Presto Industries, Inc.	Morgan Stanley	6	421	425	(8)
Navistar International Corp.	Morgan Stanley	26,404	571,119	435,402	(136,358)
Northrop Grumman Corp.	Morgan Stanley	3,779	1,313,413	1,143,336	(179,774)
NOW, Inc.	Morgan Stanley	13,893	140,251	71,688	(68,070)
nVent Electric PLC (Ireland)	Morgan Stanley	3,296	51,712	55,604	4,065
Owens Corning	Morgan Stanley	7,971	420,858	309,355	(108,919)
PACCAR, Inc.	Morgan Stanley	4,755	335,337	290,673	(39,532)
Pentair PLC (Ireland)	Morgan Stanley	5,278	221,957	157,073	(63,667)
Quanex Building Products Corp.	Morgan Stanley	78	802	786	(26)
Quanta Services, Inc.	Morgan Stanley	6,856	208,165	217,541	10,113
Raytheon Co.	Morgan Stanley	13,763	2,928,353	1,805,017	(1,120,382)

The accompanying notes are an integral part of the financial statements.

40

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Capital Goods — (continued)
Regal Beloit Corp.	Morgan Stanley	9,811	$679,219	$617,602	$(50,746)
Rexnord Corp.	Morgan Stanley	29,984	760,330	679,737	(75,461)
Rockwell Automation, Inc.	Morgan Stanley	333	55,906	50,253	(6,038)
Sensata Technologies Holding PLC (United Kingdom)	Morgan Stanley	3,013	125,310	87,166	(37,705)
Simpson Manufacturing Co., Inc.	Morgan Stanley	2,846	218,308	176,395	(40,648)
SiteOne Landscape Supply, Inc.	Morgan Stanley	5,302	472,110	390,333	(80,089)
Snap-on, Inc.	Morgan Stanley	7,378	1,154,536	802,874	(331,588)
Spartan Motors, Inc.	Morgan Stanley	259	2,988	3,344	353
Spirit AeroSystems Holdings, Inc., Class A	Morgan Stanley	1,910	111,738	45,706	(65,661)
SPX Corp.	Morgan Stanley	1,599	63,295	52,191	(11,026)
SPX FLOW, Inc.	Morgan Stanley	16,491	544,846	468,674	(76,027)
Stanley Black & Decker, Inc.	Morgan Stanley	14,294	2,016,358	1,429,400	(583,311)
Systemax, Inc.	Morgan Stanley	4,830	106,765	85,636	(14,672)
Terex Corp.	Morgan Stanley	7,245	199,132	104,038	(93,406)
Textron, Inc.	Morgan Stanley	3,621	97,860	96,572	(930)
Timken Co. (The)	Morgan Stanley	10,051	382,642	325,049	(52,131)
TPI Composites, Inc.	Morgan Stanley	1,657	28,863	24,490	(4,282)
Trane Technologies PLC (Ireland)	Morgan Stanley	8,707	852,901	719,111	(126,838)
TransDigm Group, Inc.	Morgan Stanley	2,520	1,424,703	806,879	(541,105)
TriMas Corp.	Morgan Stanley	7	158	162	(9)
Triumph Group, Inc.	Morgan Stanley	109	758	737	(32)
United Rentals, Inc.	Morgan Stanley	13,195	1,377,757	1,357,766	(20,670)
United Technologies Corp.	Morgan Stanley	22,657	2,587,492	2,137,235	(420,322)
Universal Forest Products, Inc.	Morgan Stanley	5,983	285,141	222,508	(61,026)
Wabash National Corp.	Morgan Stanley	427	3,077	3,083	4
Watts Water Technologies, Inc., Class A	Morgan Stanley	378	34,792	31,998	(2,508)
Welbilt, Inc.	Morgan Stanley	454	2,190	2,329	133
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	10,465	790,459	503,680	(282,708)
Woodward, Inc.	Morgan Stanley	1,001	57,341	59,500	2,352
WW Grainger, Inc.	Morgan Stanley	752	221,313	186,872	(40,582)
Xylem, Inc.	Morgan Stanley	5,822	472,055	379,187	(90,230)

		744,897	48,819,325	38,811,395	(9,638,634)

Commercial & Professional Services
ABM Industries, Inc.	Morgan Stanley	298	6,641	7,259	629
ACCO Brands Corp.	Morgan Stanley	177	859	894	25
ASGN, Inc.	Morgan Stanley	1,679	95,206	59,302	(35,574)
Cimpress PLC (Ireland)	Morgan Stanley	3,337	329,110	177,528	(150,408)
Cintas Corp.	Morgan Stanley	3,087	741,502	534,730	(201,320)
Clean Harbors, Inc.	Morgan Stanley	3,805	289,512	195,349	(95,852)
Deluxe Corp.	Morgan Stanley	2,702	135,829	70,063	(66,352)
FTI Consulting, Inc.	Morgan Stanley	234	25,197	28,026	2,907
Herman Miller, Inc.	Morgan Stanley	2,918	99,702	64,780	(34,190)
Huron Consulting Group, Inc.	Morgan Stanley	198	10,216	8,981	(1,211)

The accompanying notes are an integral part of the financial statements.

41

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Commercial & Professional Services — (continued)
IAA, Inc.	Morgan Stanley	84	$2,590	$2,517	$1,210
Interface, Inc.	Morgan Stanley	521	5,609	3,939	(1,632)
ManpowerGroup, Inc.	Morgan Stanley	6,162	516,708	326,524	(183,056)
Nielsen Holdings PLC (United Kingdom)	Morgan Stanley	10,180	194,088	127,657	(64,812)
Republic Services, Inc.	Morgan Stanley	2,390	190,234	179,393	(8,610)
Robert Half International, Inc.	Morgan Stanley	22,208	1,215,325	838,352	(359,796)
Stantec, Inc. (Canada)	Morgan Stanley	86	2,233	2,198	(33)
Steelcase, Inc., Class A	Morgan Stanley	12,305	225,090	121,450	(102,228)
Tetra Tech, Inc.	Morgan Stanley	697	59,885	49,222	(10,759)
TransUnion	Morgan Stanley	1,597	99,787	105,689	6,250
TriNet Group, Inc.	Morgan Stanley	962	35,474	36,229	870
UniFirst Corp.	Morgan Stanley	634	127,243	95,791	(30,850)
Waste Management, Inc.	Morgan Stanley	4,303	455,174	398,286	(54,343)

		80,564	4,863,214	3,434,159	(1,389,135)

Consumer Durables & Apparel
BRP, Inc., sub-voting shares (Canada)	Morgan Stanley	104	2,488	1,705	(788)
Brunswick Corp.	Morgan Stanley	11,462	613,374	405,411	(204,222)
Capri Holdings Ltd. (British Virgin Islands)	Morgan Stanley	12,588	259,210	135,825	(122,464)
Carter’s, Inc.	Morgan Stanley	236	15,745	15,512	(189)
DR Horton, Inc.	Morgan Stanley	6,069	187,319	206,346	19,689
Garmin Ltd. (Switzerland)	Morgan Stanley	5,863	476,715	439,490	(31,679)
Hanesbrands, Inc.	Morgan Stanley	27,008	399,858	212,553	(180,349)
Hasbro, Inc.	Morgan Stanley	1,051	52,594	75,199	24,330
La-Z-Boy, Inc.	Morgan Stanley	940	24,668	19,317	(5,211)
Leggett & Platt, Inc.	Morgan Stanley	17,508	885,112	467,113	(410,461)
Malibu Boats, Inc., Class A	Morgan Stanley	423	14,558	12,178	(2,341)
Mattel, Inc.	Morgan Stanley	71,532	658,094	630,197	(26,665)
Mohawk Industries, Inc.	Morgan Stanley	9,501	1,198,890	724,356	(470,226)
NIKE, Inc., Class B	Morgan Stanley	5,480	449,470	453,415	5,552
Oxford Industries, Inc.	Morgan Stanley	106	4,297	3,844	(451)
Polaris, Inc.	Morgan Stanley	5,053	450,021	243,302	(202,099)
PulteGroup, Inc.	Morgan Stanley	10,450	440,057	233,244	(204,151)
PVH Corp.	Morgan Stanley	16,237	1,163,257	611,161	(546,458)
Ralph Lauren Corp.	Morgan Stanley	11,182	1,053,971	747,293	(292,334)
Skyline Champion Corp.	Morgan Stanley	4,761	135,048	74,652	(59,921)
Sonos, Inc.	Morgan Stanley	2,215	17,576	18,783	1,258
Steven Madden Ltd.	Morgan Stanley	11,116	413,087	258,225	(151,700)
Tapestry, Inc.	Morgan Stanley	18,399	367,406	238,267	(125,035)
Tempur Sealy International, Inc.	Morgan Stanley	6,492	431,351	283,765	(146,044)
TopBuild Corp.	Morgan Stanley	15	922	1,075	143
Under Armour, Inc., Class C	Morgan Stanley	21,883	220,858	176,377	(43,698)
Universal Electronics, Inc.	Morgan Stanley	645	32,938	24,749	(8,083)
VF Corp.	Morgan Stanley	4,963	346,741	268,399	(76,300)
Whirlpool Corp.	Morgan Stanley	1,875	261,332	160,875	(98,460)

		285,157	10,576,957	7,142,628	(3,358,357)

The accompanying notes are an integral part of the financial statements.

42

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Consumer Services
Bloomin’ Brands, Inc.	Morgan Stanley	30,715	$515,255	$219,305	$(287,141)
Boyd Gaming Corp.	Morgan Stanley	16,350	391,830	235,767	(153,958)
Carnival Corp. (Panama)	Morgan Stanley	21,779	403,884	286,829	(202,001)
Choice Hotels International, Inc.	Morgan Stanley	242	15,108	14,823	(244)
Cracker Barrel Old Country Store, Inc.	Morgan Stanley	2,073	173,407	172,515	335
Denny’s Corp.	Morgan Stanley	121	1,003	929	(83)
Dine Brands Global, Inc.	Morgan Stanley	37	1,124	1,061	(71)
Hilton Worldwide Holdings, Inc.	Morgan Stanley	7,468	603,479	509,616	(90,201)
Hyatt Hotels Corp., Class A	Morgan Stanley	5,980	346,586	286,442	(58,908)
Jack in the Box, Inc.	Morgan Stanley	1,577	56,657	55,274	(1,192)
Las Vegas Sands Corp.	Morgan Stanley	2,092	82,791	88,847	6,342
Laureate Education, Inc., Class A	Morgan Stanley	11,042	167,017	116,051	(50,377)
Marriott International, Inc., Class A	Morgan Stanley	2,273	155,926	170,043	14,668
McDonald’s Corp.	Morgan Stanley	6,553	1,158,377	1,083,539	(63,704)
MGM Resorts International	Morgan Stanley	40,876	1,092,854	482,337	(597,977)
Perdoceo Education Corp.	Morgan Stanley	11,613	187,664	125,304	(61,697)
Restaurant Brands International, Inc. (Canada)	Morgan Stanley	3,327	110,892	133,180	22,678
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	5,952	233,830	191,476	(41,525)
Scientific Games Corp.	Morgan Stanley	40,699	683,743	394,780	(295,150)
Starbucks Corp.	Morgan Stanley	6,742	392,877	443,219	51,820
Strategic Education, Inc.	Morgan Stanley	2,284	310,622	319,212	12,046
Texas Roadhouse, Inc.	Morgan Stanley	1,146	37,706	47,330	9,747
Wyndham Hotels & Resorts, Inc.	Morgan Stanley	3,612	155,106	113,814	(39,775)
Yum! Brands, Inc.	Morgan Stanley	4,894	472,744	335,386	(134,690)

		229,447	7,750,482	5,827,079	(1,961,058)

Energy
Apache Corp.	Morgan Stanley	58,512	866,375	244,580	(603,415)
Cactus, Inc., Class A	Morgan Stanley	9,575	248,579	111,070	(135,063)
Canadian Natural Resources Ltd. (Canada)	Morgan Stanley	13,044	182,043	176,746	(2,102)
Cenovus Energy, Inc. (Canada)	Morgan Stanley	30,599	172,142	61,810	(108,898)
Chevron Corp.	Morgan Stanley	51,963	5,004,273	3,765,239	(1,211,086)
Concho Resources, Inc.	Morgan Stanley	20,780	1,172,540	890,423	(277,081)
ConocoPhillips	Morgan Stanley	111,524	5,245,710	3,434,939	(1,757,110)
Core Laboratories NV (Netherlands)	Morgan Stanley	15,699	509,313	162,328	(342,943)
Crescent Point Energy Corp. (Canada)	Morgan Stanley	46,062	143,924	35,417	(107,251)
CVR Energy, Inc.	Morgan Stanley	18,642	736,781	308,152	(401,947)
Devon Energy Corp.	Morgan Stanley	30,302	627,289	209,387	(429,749)
DHT Holdings, Inc. (Marshall Islands)	Morgan Stanley	17,966	107,100	137,799	37,161
DMC Global, Inc.	Morgan Stanley	5,425	234,857	124,829	(108,091)
Dorian LPG Ltd. (Marshall Islands)	Morgan Stanley	5,879	78,780	51,206	(27,627)
Enbridge, Inc. (Canada)	Morgan Stanley	3,827	147,287	111,327	(35,442)
EOG Resources, Inc.	Morgan Stanley	29,163	1,223,052	1,047,535	(171,122)
Exxon Mobil Corp.	Morgan Stanley	25,999	1,373,744	987,182	(375,917)
Frank’s International NV (Netherlands)	Morgan Stanley	995	2,855	2,577	(280)

The accompanying notes are an integral part of the financial statements.

43

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Energy — (continued)
Halliburton Co.	Morgan Stanley	99,637	$1,812,890	$682,513	$(1,109,650)
Helmerich & Payne, Inc.	Morgan Stanley	49,917	1,693,173	781,201	(846,140)
HollyFrontier Corp.	Morgan Stanley	22,728	935,011	557,063	(360,132)
Imperial Oil Ltd. (Canada)	Morgan Stanley	449	5,071	5,060	(6)
Kinder Morgan, Inc.	Morgan Stanley	93,241	1,970,783	1,297,915	(654,918)
Magnolia Oil & Gas Corp., Class A	Morgan Stanley	2,651	11,329	10,604	(697)
Marathon Petroleum Corp.	Morgan Stanley	5,262	170,766	124,288	(73,748)
National Oilwell Varco, Inc.	Morgan Stanley	63,020	1,235,117	619,487	(607,128)
Nordic American Tankers Ltd. (Bermuda)	Morgan Stanley	18,607	69,660	84,290	16,499
Patterson-UTI Energy, Inc.	Morgan Stanley	117,151	950,094	275,305	(658,854)
PDC Energy, Inc.	Morgan Stanley	21,665	501,305	134,540	(370,245)
Phillips 66	Morgan Stanley	18,959	1,977,927	1,017,150	(993,642)
Range Resources Corp.	Morgan Stanley	67,887	228,944	154,782	(81,177)
Schlumberger Ltd. (Curacao)	Morgan Stanley	69,982	1,618,894	944,057	(662,330)
Suncor Energy, Inc. (Canada)	Morgan Stanley	11,293	158,890	178,429	19,570
TechnipFMC PLC (United Kingdom)	Morgan Stanley	56,318	909,344	379,583	(516,219)
Valero Energy Corp.	Morgan Stanley	18,686	1,280,700	847,597	(432,252)
Williams Cos., Inc. (The)	Morgan Stanley	22,246	350,387	314,781	(27,994)
World Fuel Services Corp.	Morgan Stanley	1,487	56,044	37,443	(19,372)

		1,257,142	34,012,973	20,308,634	(13,436,398)

Food & Staples Retailing
Kroger Co. (The)	Morgan Stanley	15	447	452	(6)
Rite Aid Corp.	Morgan Stanley	7,995	112,611	119,925	7,676
Sprouts Farmers Market, Inc.	Morgan Stanley	10,371	173,750	192,797	21,076
Sysco Corp.	Morgan Stanley	7,097	289,322	323,836	35,544
United Natural Foods, Inc.	Morgan Stanley	1,033	9,440	9,483	64
Walgreens Boots Alliance, Inc.	Morgan Stanley	26,594	1,323,764	1,216,676	(80,525)
Walmart, Inc.	Morgan Stanley	7,069	802,736	803,180	7,024

		60,174	2,712,070	2,666,349	(9,147)

Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	74,288	3,183,403	2,872,717	(144,902)
Archer-Daniels-Midland Co.	Morgan Stanley	48,376	2,082,844	1,701,868	(354,590)
Bunge Ltd. (Bermuda)	Morgan Stanley	8,299	407,581	340,508	(68,003)
Campbell Soup Co.	Morgan Stanley	9,382	443,858	433,073	(7,969)
Coca-Cola Co. (The)	Morgan Stanley	17,224	762,946	762,162	415
Coca-Cola Consolidated, Inc.	Morgan Stanley	240	64,830	50,047	(14,952)
Conagra Brands, Inc.	Morgan Stanley	6,612	180,914	193,996	20,719
Constellation Brands, Inc., Class A	Morgan Stanley	5,394	775,166	773,284	2,347
General Mills, Inc.	Morgan Stanley	553	27,466	29,182	1,802
Hershey Co. (The)	Morgan Stanley	1,673	256,506	221,673	(32,701)
Hostess Brands, Inc.	Morgan Stanley	6,057	80,753	64,568	(16,112)
JM Smucker Co. (The)	Morgan Stanley	3,977	416,994	441,447	29,762
John B. Sanfilippo & Son, Inc.	Morgan Stanley	1,334	125,309	119,260	(4,788)
Keurig Dr Pepper, Inc.	Morgan Stanley	6,379	170,058	154,818	(18,676)
Kraft Heinz Co. (The)	Morgan Stanley	13,507	337,219	334,163	20,176

The accompanying notes are an integral part of the financial statements.

44

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Food, Beverage & Tobacco — (continued)
Lamb Weston Holdings, Inc.	Morgan Stanley	7,764	$553,338	$443,324	$(107,595)
McCormick & Co., Inc., non-voting shares	Morgan Stanley	1,213	188,107	171,288	(16,468)
Molson Coors Beverage Co., Class B	Morgan Stanley	10,504	555,661	409,761	(133,392)
Mondelez International, Inc., Class A	Morgan Stanley	11,675	600,387	584,684	(7,535)
National Beverage Corp.	Morgan Stanley	2,413	105,361	102,914	(2,223)
PepsiCo, Inc.	Morgan Stanley	2,974	347,672	357,177	10,745
Philip Morris International, Inc.	Morgan Stanley	20,227	1,436,423	1,475,762	111,547
Pilgrim’s Pride Corp.	Morgan Stanley	4,088	112,060	74,075	(42,009)
TreeHouse Foods, Inc.	Morgan Stanley	1,748	84,107	77,174	(7,238)
Tyson Foods, Inc., Class A	Morgan Stanley	15,175	1,147,877	878,177	(260,746)

		281,076	14,446,840	13,067,102	(1,042,386)

Health Care Equipment & Services
Alcon, Inc. (Switzerland)	Morgan Stanley	538	26,038	27,341	1,326
Allscripts Healthcare Solutions, Inc.	Morgan Stanley	79,536	715,428	559,933	(158,142)
AMN Healthcare Services, Inc.	Morgan Stanley	533	28,048	30,813	2,852
Apollo Medical Holdings, Inc.	Morgan Stanley	27	337	349	—
Cerner Corp.	Morgan Stanley	8,325	606,251	524,392	(89,132)
Cigna Corp.	Morgan Stanley	3,830	737,540	678,599	(88,451)
CONMED Corp.	Morgan Stanley	4,227	439,148	242,080	(194,343)
CVS Health Corp.	Morgan Stanley	329	19,195	19,520	380
Danaher Corp.	Morgan Stanley	724	117,169	100,209	(22,638)
DaVita, Inc.	Morgan Stanley	18,526	1,045,566	1,409,088	367,277
DENTSPLY SIRONA, Inc.	Morgan Stanley	7,363	314,483	285,905	(26,759)
DexCom, Inc.	Morgan Stanley	1,641	417,331	441,872	21,239
Envista Holdings Corp.	Morgan Stanley	2,089	27,341	31,210	3,954
Haemonetics Corp.	Morgan Stanley	874	102,120	87,103	(15,735)
Hanger, Inc.	Morgan Stanley	68	1,009	1,059	41
HCA Healthcare, Inc.	Morgan Stanley	4,849	463,071	435,683	(25,257)
Henry Schein, Inc.	Morgan Stanley	20,748	1,266,080	1,048,189	(216,224)
Inogen, Inc.	Morgan Stanley	557	24,780	28,775	4,911
Integer Holdings Corp.	Morgan Stanley	115	6,678	7,229	562
Integra LifeSciences Holdings Corp.	Morgan Stanley	1,067	54,335	47,663	(7,199)
Laboratory Corp. of America Holdings	Morgan Stanley	2,820	476,754	356,420	(118,629)
Lantheus Holdings, Inc.	Morgan Stanley	3,447	60,058	43,984	(15,870)
LivaNova PLC (United Kingdom)	Morgan Stanley	613	25,178	27,738	2,638
Magellan Health, Inc.	Morgan Stanley	1,662	104,117	79,959	(25,450)
McKesson Corp.	Morgan Stanley	66	9,502	8,927	(527)
MEDNAX, Inc.	Morgan Stanley	12,724	316,216	148,107	(170,469)
Medtronic PLC (Ireland)	Morgan Stanley	19,698	2,106,936	1,776,366	(313,993)
Natus Medical, Inc.	Morgan Stanley	744	21,801	17,209	(4,609)
NextGen Healthcare, Inc.	Morgan Stanley	19,131	290,987	199,728	(90,939)
Omnicell, Inc.	Morgan Stanley	2,044	142,693	134,046	(8,199)
Patterson Cos., Inc.	Morgan Stanley	2,918	56,979	44,616	(12,170)
Quest Diagnostics, Inc.	Morgan Stanley	419	41,705	33,646	(7,721)
Select Medical Holdings Corp.	Morgan Stanley	5,103	112,055	76,545	(35,119)

The accompanying notes are an integral part of the financial statements.

45

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Health Care Equipment & Services — (continued)
STAAR Surgical Co.	Morgan Stanley	1,285	$36,780	$41,454	$4,796
Teladoc Health, Inc.	Morgan Stanley	3,116	360,640	483,011	123,658
UnitedHealth Group, Inc.	Morgan Stanley	584	119,039	145,638	27,015
Universal Health Services, Inc., Class B	Morgan Stanley	56	4,337	5,548	1,214
Vapotherm, Inc.	Morgan Stanley	44	817	829	1
Zimmer Biomet Holdings, Inc.	Morgan Stanley	1,586	150,140	160,313	10,923

		234,026	10,848,682	9,791,096	(1,074,788)

Household & Personal Products
Colgate-Palmolive Co.	Morgan Stanley	15,726	1,064,640	1,043,577	(7,266)
Coty, Inc., Class A	Morgan Stanley	76,089	654,005	392,619	(233,982)
elf Beauty, Inc.	Morgan Stanley	10,556	165,923	103,871	(61,467)
Kimberly-Clark Corp.	Morgan Stanley	2,957	385,456	378,112	39
Procter & Gamble Co. (The)	Morgan Stanley	7,747	897,051	852,170	(37,455)

		113,075	3,167,075	2,770,349	(340,131)

Materials
Allegheny Technologies, Inc.	Morgan Stanley	37,898	710,234	322,133	(385,554)
Amcor PLC (Jersey)	Morgan Stanley	58,076	518,285	471,577	(42,221)
Ashland Global Holdings, Inc.	Morgan Stanley	6,526	468,717	326,757	(143,432)
Avery Dennison Corp.	Morgan Stanley	6,519	846,745	664,091	(173,904)
Axalta Coating Systems Ltd. (Bermuda)	Morgan Stanley	18,669	479,038	322,414	(162,769)
Boise Cascade Co.	Morgan Stanley	5,416	195,009	128,792	(63,643)
Cabot Corp.	Morgan Stanley	3,209	121,025	83,819	(36,103)
Celanese Corp.	Morgan Stanley	8,645	1,048,443	634,457	(405,932)
Century Aluminum Co.	Morgan Stanley	1,271	4,866	4,601	(260)
CF Industries Holdings, Inc.	Morgan Stanley	2,516	88,788	68,435	(19,540)
Chemours Co. (The)	Morgan Stanley	25,645	385,680	227,471	(154,469)
Coeur Mining, Inc.	Morgan Stanley	26,321	99,972	84,490	(15,134)
Commercial Metals Co.	Morgan Stanley	26,114	523,832	412,340	(109,169)
Compass Minerals International, Inc.	Morgan Stanley	23	896	885	(21)
Corteva, Inc.	Morgan Stanley	60,046	1,730,494	1,411,081	(322,325)
Dow, Inc.	Morgan Stanley	46,780	1,952,551	1,367,847	(547,913)
DuPont de Nemours, Inc.	Morgan Stanley	21,435	983,222	730,934	(257,946)
Eagle Materials, Inc.	Morgan Stanley	349	19,035	20,389	1,409
Eastman Chemical Co.	Morgan Stanley	15,746	1,088,760	733,449	(333,265)
Ecolab, Inc.	Morgan Stanley	2,784	455,827	433,831	(19,338)
Element Solutions, Inc.	Morgan Stanley	59,560	514,598	497,922	(15,503)
Equinox Gold Corp. (Canada)	Morgan Stanley	116	766	769	(7)
First Majestic Silver Corp. (Canada)	Morgan Stanley	5,592	38,402	34,614	(3,662)
FMC Corp.	Morgan Stanley	15,060	1,373,690	1,230,251	(138,157)
Forterra, Inc.	Morgan Stanley	52	272	311	26
Franco-Nevada Corp. (Canada)	Morgan Stanley	511	53,233	50,855	(2,199)
FutureFuel Corp.	Morgan Stanley	77	773	868	84
Graphic Packaging Holding Co.	Morgan Stanley	27,605	430,369	336,781	(91,477)
H.B. Fuller Co.	Morgan Stanley	7,318	294,899	204,392	(87,502)
Huntsman Corp.	Morgan Stanley	9,021	198,430	130,173	(65,652)
Innospec, Inc.	Morgan Stanley	2,701	222,785	187,692	(32,908)

The accompanying notes are an integral part of the financial statements.

46

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Materials — (continued)
International Flavors & Fragrances, Inc.	Morgan Stanley	3,928	$496,887	$400,970	$(91,246)
International Paper Co.	Morgan Stanley	47,521	1,745,922	1,479,329	(212,065)
Kaiser Aluminum Corp.	Morgan Stanley	1,846	189,627	127,891	(60,144)
Kinross Gold Corp. (Canada)	Morgan Stanley	1,587	6,637	6,316	(310)
Kirkland Lake Gold Ltd. (Canada)	Morgan Stanley	2,362	60,241	69,915	8,446
Kronos Worldwide, Inc.	Morgan Stanley	530	4,574	4,473	(89)
Linde PLC (Ireland)	Morgan Stanley	5,425	988,731	938,525	(39,952)
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	19,116	1,721,133	948,727	(754,768)
Martin Marietta Materials, Inc.	Morgan Stanley	2,101	535,306	397,572	(134,771)
Minerals Technologies, Inc.	Morgan Stanley	6,237	283,707	226,154	(56,022)
Mosaic Co. (The)	Morgan Stanley	24,303	467,425	262,958	(201,678)
NewMarket Corp.	Morgan Stanley	476	217,026	182,246	(34,248)
Newmont Corp.	Morgan Stanley	2,359	104,006	106,816	2,434
Nucor Corp.	Morgan Stanley	27,085	1,323,204	975,602	(320,553)
Pan American Silver Corp. (Canada)	Morgan Stanley	8,026	169,346	115,013	(54,988)
PolyOne Corp.	Morgan Stanley	11,221	320,664	212,862	(104,157)
PPG Industries, Inc.	Morgan Stanley	12,892	1,614,483	1,077,771	(524,496)
Reliance Steel & Aluminum Co.	Morgan Stanley	6,195	598,499	542,620	(49,563)
Schweitzer-Mauduit International, Inc.	Morgan Stanley	2,032	81,301	56,530	(23,527)
Sealed Air Corp.	Morgan Stanley	3,219	99,077	79,541	(18,888)
Sherwin-Williams Co. (The)	Morgan Stanley	906	482,401	416,325	(87,556)
Sonoco Products Co.	Morgan Stanley	1,520	81,565	70,452	(10,788)
Southern Copper Corp.	Morgan Stanley	2,338	75,643	65,838	(8,930)
SSR Mining, Inc. (Canada)	Morgan Stanley	2,112	26,578	24,035	(2,461)
Summit Materials, Inc., Class A	Morgan Stanley	13,280	290,152	199,200	(89,919)
Tredegar Corp.	Morgan Stanley	118	1,873	1,844	(28)
Trinseo SA (Luxembourg)	Morgan Stanley	18,782	584,359	340,142	(231,752)
Verso Corp., Class A	Morgan Stanley	28,132	315,922	317,329	2,541
Vulcan Materials Co.	Morgan Stanley	2,675	288,445	289,087	2,057
Westrock Co.	Morgan Stanley	16,163	583,977	456,766	(111,894)
Worthington Industries, Inc.	Morgan Stanley	1,705	62,749	44,756	(18,150)
Yamana Gold, Inc. (Canada)	Morgan Stanley	78,047	235,786	214,629	(19,682)

		855,840	28,906,882	21,776,655	(6,875,633)

Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	1	53	59	(6)
Boston Omaha Corp., Class A	Morgan Stanley	8	139	145	(7)
Comcast Corp., Class A	Morgan Stanley	2,947	101,303	101,318	983
Discovery, Inc., Class A	Morgan Stanley	28,319	746,310	550,521	(193,112)
EverQuote, Inc., Class A	Morgan Stanley	3,244	108,950	85,155	(24,422)
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	55,115	1,201,337	892,312	(292,372)
MSG Networks, Inc., Class A	Morgan Stanley	17,565	300,481	179,163	(120,448)
News Corp., Class A	Morgan Stanley	14,412	149,854	129,348	(19,292)
Omnicom Group, Inc.	Morgan Stanley	13,335	1,070,465	732,092	(315,470)
Scholastic Corp.	Morgan Stanley	83	2,134	2,116	(24)
Take-Two Interactive Software, Inc.	Morgan Stanley	2,456	274,430	291,306	19,894

The accompanying notes are an integral part of the financial statements.

47

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Media & Entertainment — (continued)
TripAdvisor, Inc.	Morgan Stanley	13,274	$303,268	$230,835	$(74,009)
Walt Disney Co. (The)	Morgan Stanley	5,753	542,847	555,740	14,836
Yelp, Inc.	Morgan Stanley	7,239	204,960	130,519	(73,715)

		163,751	5,006,531	3,880,629	(1,077,164)

Pharmaceuticals, Biotechnology & Life Sciences
Akcea Therapeutics, Inc.	Morgan Stanley	813	12,017	11,626	(361)
Alexion Pharmaceuticals, Inc.	Morgan Stanley	23,747	2,269,389	2,132,243	(128,980)
Alnylam Pharmaceuticals, Inc.	Morgan Stanley	1	111	109	(15)
Amgen, Inc.	Morgan Stanley	2,724	535,774	552,237	24,122
Anika Therapeutics, Inc.	Morgan Stanley	2,755	140,190	79,647	(60,051)
Biogen, Inc.	Morgan Stanley	26,789	5,833,228	8,475,504	2,663,286
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	1,342	441,542	470,452	29,492
Catalyst Pharmaceuticals, Inc.	Morgan Stanley	5,432	17,486	20,913	3,477
Charles River Laboratories International, Inc.	Morgan Stanley	1,830	264,464	230,964	(35,283)
Coherus Biosciences, Inc.	Morgan Stanley	9,674	175,154	156,912	(18,464)
Eagle Pharmaceuticals, Inc.	Morgan Stanley	234	12,430	10,764	(1,696)
Enanta Pharmaceuticals, Inc.	Morgan Stanley	1,269	75,605	65,265	(11,061)
Gilead Sciences, Inc.	Morgan Stanley	6,602	430,963	493,566	69,738
Immunogen, Inc.	Morgan Stanley	1,058	3,847	3,608	(239)
Innoviva, Inc.	Morgan Stanley	20,079	228,950	236,129	8,013
Ionis Pharmaceuticals, Inc.	Morgan Stanley	6,942	362,693	328,218	(33,664)
Ironwood Pharmaceuticals, Inc.	Morgan Stanley	5,195	57,271	52,418	(4,969)
Johnson & Johnson	Morgan Stanley	6,793	846,975	890,766	52,449
Merck & Co., Inc.	Morgan Stanley	7,541	546,462	580,205	37,170
Mylan NV (Netherlands)	Morgan Stanley	17,390	306,339	259,285	(45,963)
Natera, Inc.	Morgan Stanley	2,892	86,760	86,355	(105)
Neurocrine Biosciences, Inc.	Morgan Stanley	498	50,555	43,102	(11,513)
Pacira BioSciences, Inc.	Morgan Stanley	6,378	236,650	213,854	(21,956)
PerkinElmer, Inc.	Morgan Stanley	203	15,387	15,282	(62)
Pfizer, Inc.	Morgan Stanley	71,735	2,486,361	2,341,430	(125,806)
QIAGEN NV (Netherlands)	Morgan Stanley	3,586	119,835	149,178	30,965
Supernus Pharmaceuticals, Inc.	Morgan Stanley	6,416	163,008	115,424	(48,967)
Vanda Pharmaceuticals, Inc.	Morgan Stanley	12,653	173,131	131,085	(41,594)

		252,571	15,892,577	18,146,541	2,327,963

Retailing
1-800-Flowers.com, Inc., Class A	Morgan Stanley	597	7,816	7,898	97
Advance Auto Parts, Inc.	Morgan Stanley	4,607	564,289	429,925	(131,599)
American Eagle Outfitters, Inc.	Morgan Stanley	25,895	251,062	205,865	(44,134)
AutoNation, Inc.	Morgan Stanley	3,528	159,116	98,996	(59,560)
AutoZone, Inc.	Morgan Stanley	172	141,837	145,512	4,173
Best Buy Co., Inc.	Morgan Stanley	16,834	1,044,792	959,538	(58,351)
Booking Holdings, Inc.	Morgan Stanley	3,170	5,217,329	4,264,664	(966,644)
Buckle, Inc. (The)	Morgan Stanley	6,456	145,829	88,512	(56,805)
Burlington Stores, Inc.	Morgan Stanley	1,345	172,262	213,129	41,474
Camping World Holdings, Inc., Class A	Morgan Stanley	6,596	81,046	37,531	(41,581)

The accompanying notes are an integral part of the financial statements.

48

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Retailing — (continued)
Designer Brands, Inc., Class A	Morgan Stanley	1,115	$6,504	$5,553	$(882)
Dillard’s, Inc., Class A	Morgan Stanley	1,417	68,528	52,358	(15,744)
eBay, Inc.	Morgan Stanley	18,959	547,782	569,908	24,086
Expedia Group, Inc.	Morgan Stanley	11,120	753,505	625,722	(124,314)
Foot Locker, Inc.	Morgan Stanley	18,416	479,569	406,073	(71,781)
Gap, Inc. (The)	Morgan Stanley	47,544	620,719	334,710	(280,429)
Genuine Parts Co.	Morgan Stanley	9,084	892,322	611,626	(270,936)
Guess?, Inc.	Morgan Stanley	4,898	63,240	33,159	(29,866)
Home Depot, Inc. (The)	Morgan Stanley	1,538	242,421	287,160	45,599
Kohl’s Corp.	Morgan Stanley	10,202	404,716	148,847	(243,763)
LKQ Corp.	Morgan Stanley	75,903	1,899,852	1,556,771	(336,247)
Macy’s, Inc.	Morgan Stanley	19,761	167,917	97,027	(66,998)
National Vision Holdings, Inc.	Morgan Stanley	3,755	110,924	72,922	(37,615)
Nordstrom, Inc.	Morgan Stanley	4,401	95,262	67,511	(25,835)
Office Depot, Inc.	Morgan Stanley	227,682	295,977	373,398	89,186
Ollie’s Bargain Outlet Holdings, Inc.	Morgan Stanley	2,172	109,106	100,650	(9,754)
O’Reilly Automotive, Inc.	Morgan Stanley	779	226,720	234,518	8,602
RH	Morgan Stanley	2,824	359,088	283,727	(97,078)
Ross Stores, Inc.	Morgan Stanley	8,413	643,684	731,679	90,670
Shoe Carnival, Inc.	Morgan Stanley	55	1,284	1,142	(150)
Signet Jewelers Ltd. (Bermuda)	Morgan Stanley	22,037	334,320	142,139	(177,063)
Sleep Number Corp.	Morgan Stanley	4,999	195,064	95,781	(98,594)
Sonic Automotive, Inc., Class A	Morgan Stanley	4,185	132,196	55,577	(75,499)
Stamps.com, Inc.	Morgan Stanley	750	57,860	97,560	43,361
Target Corp.	Morgan Stanley	112	10,843	10,413	(404)
TJX Cos., Inc. (The)	Morgan Stanley	51,798	2,821,677	2,476,462	(335,058)
Tractor Supply Co.	Morgan Stanley	4,479	398,136	378,699	(15,783)
Williams-Sonoma, Inc.	Morgan Stanley	3,508	140,857	149,160	8,798
Zumiez, Inc.	Morgan Stanley	1,062	25,411	18,394	(6,938)

		632,168	19,890,862	16,470,216	(3,323,359)

Semiconductors & Semiconductor Equipment
Amkor Technology, Inc.	Morgan Stanley	27,099	247,791	211,101	(36,159)
Applied Materials, Inc.	Morgan Stanley	16,262	648,690	745,125	98,760
Brooks Automation, Inc.	Morgan Stanley	11,316	453,813	345,138	(107,198)
Cirrus Logic, Inc.	Morgan Stanley	13,220	771,525	867,629	93,966
Diodes, Inc.	Morgan Stanley	7,072	267,323	287,371	20,968
Enphase Energy, Inc.	Morgan Stanley	5,417	163,233	174,915	12,257
Ichor Holdings Ltd. (Cayman Islands)	Morgan Stanley	30	592	575	(8)
Impinj, Inc.	Morgan Stanley	5,133	165,228	85,772	(80,787)
Intel Corp.	Morgan Stanley	15,285	712,140	827,224	133,174
KLA Corp.	Morgan Stanley	3,518	565,373	505,677	(77,142)
Lattice Semiconductor Corp.	Morgan Stanley	36,709	676,347	654,154	(21,569)
PDF Solutions, Inc.	Morgan Stanley	78	886	914	19
Photronics, Inc.	Morgan Stanley	2,072	22,640	21,259	(1,313)
Skyworks Solutions, Inc.	Morgan Stanley	6,316	672,360	564,524	(109,354)

The accompanying notes are an integral part of the financial statements.

49

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
SMART Global Holdings, Inc. (Cayman Islands)	Morgan Stanley	1,033	$26,706	$25,102	$(1,685)
Synaptics, Inc.	Morgan Stanley	8,325	585,243	481,768	(101,379)
Texas Instruments, Inc.	Morgan Stanley	369	38,367	36,874	(1,368)
Ultra Clean Holdings, Inc.	Morgan Stanley	8,018	176,688	110,648	(65,416)
Universal Display Corp.	Morgan Stanley	2,720	469,890	358,442	(117,825)

		169,992	6,664,835	6,304,212	(362,059)

Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	2,094	339,693	341,866	3,384
Alliance Data Systems Corp.	Morgan Stanley	9,215	1,058,729	310,085	(729,736)
Alteryx, Inc., Class A	Morgan Stanley	88	7,899	8,375	491
Amdocs Ltd. (Guernsey)	Morgan Stanley	636	32,017	34,961	3,193
Automatic Data Processing, Inc.	Morgan Stanley	1,451	166,748	198,323	45,718
Black Knight, Inc.	Morgan Stanley	325	18,721	18,870	203
Blackbaud, Inc.	Morgan Stanley	144	6,748	7,999	1,262
Broadridge Financial Solutions, Inc.	Morgan Stanley	618	73,682	58,605	(19,871)
CACI International, Inc., Class A	Morgan Stanley	108	22,768	22,804	(39)
Cardtronics PLC, Class A (United Kingdom)	Morgan Stanley	3,317	101,059	69,392	(31,316)
Citrix Systems, Inc.	Morgan Stanley	953	100,633	134,897	48,416
CommVault Systems, Inc.	Morgan Stanley	3,837	163,677	155,322	(9,118)
CSG Systems International, Inc.	Morgan Stanley	2,105	110,224	88,094	(22,460)
Descartes Systems Group, Inc. (The) (Canada)	Morgan Stanley	43	1,391	1,479	80
Euronet Worldwide, Inc.	Morgan Stanley	895	76,896	76,719	(446)
Gartner, Inc.	Morgan Stanley	1,178	116,485	117,293	1,215
GoDaddy, Inc., Class A	Morgan Stanley	6,295	404,374	359,507	(48,830)
Hackett Group, Inc. (The)	Morgan Stanley	163	2,290	2,073	(221)
International Business Machines Corp.	Morgan Stanley	3,932	409,628	436,177	28,087
KBR, Inc.	Morgan Stanley	3,612	78,061	74,696	(7,466)
Leidos Holdings, Inc.	Morgan Stanley	8,391	690,723	769,035	79,261
ManTech International Corp., Class A	Morgan Stanley	1,106	85,806	80,373	(5,075)
Microsoft Corp.	Morgan Stanley	1	137	158	9
MicroStrategy, Inc., Class A	Morgan Stanley	255	34,362	30,116	(4,135)
Mitek Systems, Inc.	Morgan Stanley	90	706	709	(8)
NortonLifeLock, Inc.	Morgan Stanley	58,052	1,123,793	1,086,153	(32,965)
Nuance Communications, Inc.	Morgan Stanley	1,941	27,303	32,570	5,353
Open Text Corp. (Canada)	Morgan Stanley	3,582	146,719	125,083	(21,421)
Oracle Corp.	Morgan Stanley	37,462	1,833,033	1,810,538	(7,492)
Paychex, Inc.	Morgan Stanley	8,378	550,365	527,144	(17,672)
Paylocity Holding Corp.	Morgan Stanley	415	39,443	36,653	(2,838)
PayPal Holdings, Inc.	Morgan Stanley	97	9,491	9,287	(183)
Perspecta, Inc.	Morgan Stanley	9,147	232,996	166,841	(66,876)
Progress Software Corp.	Morgan Stanley	9,598	381,815	307,136	(70,160)
PTC, Inc.	Morgan Stanley	4,290	303,273	262,591	(42,272)

The accompanying notes are an integral part of the financial statements.

50

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Software & Services — (continued)
Qualys, Inc.	Morgan Stanley	3,307	$260,322	$287,676	$28,279
Sabre Corp.	Morgan Stanley	9,711	202,451	57,586	(141,510)
Science Applications International Corp.	Morgan Stanley	381	28,154	28,434	368
SecureWorks Corp., Class A	Morgan Stanley	12	150	138	(25)
Sprout Social, Inc., Class A	Morgan Stanley	218	3,192	3,479	286
SPS Commerce, Inc.	Morgan Stanley	1,589	75,558	73,904	(1,737)
Square, Inc., Class A	Morgan Stanley	6,338	301,444	331,984	4,597
SS&C Technologies Holdings, Inc.	Morgan Stanley	7,710	449,728	337,852	(114,375)
Virtusa Corp.	Morgan Stanley	866	36,532	24,594	(11,819)
Visa, Inc., Class A	Morgan Stanley	2,491	373,518	401,350	29,165
Western Union Co. (The)	Morgan Stanley	4,555	105,468	82,582	(21,332)
WEX, Inc.	Morgan Stanley	2,144	289,250	224,155	(64,065)

		223,136	10,877,455	9,615,658	(1,216,096)

Technology Hardware & Equipment
Amphenol Corp., Class A	Morgan Stanley	17,377	1,472,182	1,266,436	(190,649)
Apple, Inc.	Morgan Stanley	1,544	361,082	392,624	32,830
Arrow Electronics, Inc.	Morgan Stanley	3,069	234,373	159,189	(75,506)
Avnet, Inc.	Morgan Stanley	20,076	770,566	503,908	(258,051)
Badger Meter, Inc.	Morgan Stanley	3,012	150,527	161,443	12,946
Belden, Inc.	Morgan Stanley	6,148	265,040	221,820	(42,341)
CDW Corp.	Morgan Stanley	5,941	706,174	554,117	(152,873)
Ciena Corp.	Morgan Stanley	16,620	679,724	661,642	(16,214)
Cisco Systems, Inc.	Morgan Stanley	61,449	2,650,437	2,415,560	(220,885)
Coherent, Inc.	Morgan Stanley	11	1,179	1,171	(18)
Comtech Telecommunications Corp.	Morgan Stanley	176	2,568	2,339	(233)
Corning, Inc.	Morgan Stanley	30,210	802,919	620,513	(174,486)
Diebold Nixdorf, Inc.	Morgan Stanley	28,129	295,952	99,014	(199,768)
EchoStar Corp., Class A	Morgan Stanley	11,393	428,820	364,234	(63,946)
F5 Networks, Inc.	Morgan Stanley	7,607	1,057,704	811,134	(261,044)
FLIR Systems, Inc.	Morgan Stanley	2,006	72,838	63,971	(8,531)
Hewlett Packard Enterprise Co.	Morgan Stanley	143,710	1,883,638	1,395,424	(437,358)
HP, Inc.	Morgan Stanley	109,955	2,024,370	1,908,819	(76,010)
InterDigital, Inc.	Morgan Stanley	1,118	56,724	49,896	(6,636)
IPG Photonics Corp.	Morgan Stanley	74	8,090	8,161	87
Juniper Networks, Inc.	Morgan Stanley	45,018	1,075,074	861,645	(190,838)
Lumentum Holdings, Inc.	Morgan Stanley	10,861	801,593	800,456	(1,744)
Methode Electronics, Inc.	Morgan Stanley	1,286	47,558	33,989	(13,709)
Motorola Solutions, Inc.	Morgan Stanley	5,916	1,033,250	786,355	(239,884)
NCR Corp.	Morgan Stanley	9,848	295,139	174,310	(122,673)
NetApp, Inc.	Morgan Stanley	31,764	1,686,384	1,324,241	(332,006)
OSI Systems, Inc.	Morgan Stanley	6,665	689,983	459,352	(231,102)
Rogers Corp.	Morgan Stanley	1,444	181,997	136,342	(46,187)
Sanmina Corp.	Morgan Stanley	2,278	64,840	62,144	(2,637)
Seagate Technology PLC (Ireland)	Morgan Stanley	986	46,296	48,117	3,959
SYNNEX Corp.	Morgan Stanley	3,948	546,833	288,599	(255,648)

The accompanying notes are an integral part of the financial statements.

51

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Technology Hardware & Equipment — (continued)
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	5,282	$347,740	$332,660	$(13,289)
Tech Data Corp.	Morgan Stanley	7,503	607,518	981,768	376,426
Trimble, Inc.	Morgan Stanley	1,582	38,734	50,355	11,794
TTM Technologies, Inc.	Morgan Stanley	22,951	224,231	237,313	13,877
Ubiquiti, Inc.	Morgan Stanley	489	74,449	69,233	(6,728)
Vishay Intertechnology, Inc.	Morgan Stanley	24,501	380,285	353,059	(20,080)
Xerox Holdings Corp.	Morgan Stanley	32,798	985,247	621,194	(338,940)
Zebra Technologies Corp., Class A	Morgan Stanley	1,601	372,913	293,944	(77,639)

		686,346	23,424,971	19,576,491	(3,625,734)

Telecommunication Services
AT&T, Inc.	Morgan Stanley	16,709	496,718	487,067	(7,554)
BCE, Inc. (Canada)	Morgan Stanley	176	7,052	7,191	149
Iridium Communications, Inc.	Morgan Stanley	6,918	170,697	154,479	(16,032)
T-Mobile US, Inc.	Morgan Stanley	2,337	195,219	196,074	1,218
Verizon Communications, Inc.	Morgan Stanley	27,284	1,541,900	1,465,969	(62,507)

		53,424	2,411,586	2,310,780	(84,726)

Transportation
Alaska Air Group, Inc.	Morgan Stanley	24,600	1,455,924	700,362	(741,595)
American Airlines Group, Inc.	Morgan Stanley	2,642	32,943	32,206	(631)
ArcBest Corp.	Morgan Stanley	10,976	312,267	192,300	(118,703)
Canadian Pacific Railway Ltd. (Canada)	Morgan Stanley	564	149,042	123,849	(29,652)
CH Robinson Worldwide, Inc.	Morgan Stanley	1,683	108,847	111,415	3,113
CSX Corp.	Morgan Stanley	24,350	1,415,098	1,395,255	(7,664)
Delta Air Lines, Inc.	Morgan Stanley	75,502	3,753,355	2,154,072	(1,535,872)
Echo Global Logistics, Inc.	Morgan Stanley	19,259	370,351	328,944	(40,267)
Expeditors International of Washington, Inc.	Morgan Stanley	15,446	1,082,688	1,030,557	(40,623)
Hub Group, Inc., Class A	Morgan Stanley	3,403	145,306	154,734	9,939
JB Hunt Transport Services, Inc.	Morgan Stanley	5,387	618,752	496,843	(133,549)
Jetblue Airways Corp.	Morgan Stanley	12,315	185,686	110,219	(74,811)
Kansas City Southern	Morgan Stanley	317	39,788	40,316	659
Norfolk Southern Corp.	Morgan Stanley	4,052	603,712	591,592	(6,929)
Schneider National, Inc., Class B	Morgan Stanley	1,419	28,694	27,443	(1,249)
Southwest Airlines Co.	Morgan Stanley	18,339	920,905	653,052	(258,950)
Union Pacific Corp.	Morgan Stanley	1,730	215,799	243,999	28,662
United Airlines Holdings, Inc.	Morgan Stanley	18,383	1,305,235	579,984	(720,561)
Werner Enterprises, Inc.	Morgan Stanley	1,657	60,660	60,083	(659)

		242,024	12,805,052	9,027,225	(3,669,342)

Utilities
American Water Works Co., Inc.	Morgan Stanley	1,414	188,923	169,058	(19,430)
Evergy, Inc.	Morgan Stanley	11,788	747,905	648,929	(87,817)
MDU Resources Group, Inc.	Morgan Stanley	2,626	71,319	56,459	(14,213)
NRG Energy, Inc.	Morgan Stanley	15	354	409	43
Public Service Enterprise Group, Inc.	Morgan Stanley	1,823	77,829	81,871	4,309
Southern Co. (The)	Morgan Stanley	3,759	230,056	203,512	(25,068)

The accompanying notes are an integral part of the financial statements.

52

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Utilities — (continued)
Vistra Energy Corp.	Morgan Stanley	3,753	$73,299	$59,898	$(13,457)

		25,178	1,389,685	1,220,136	(155,633)

Total Reference Entity — Long			270,500,859	216,174,440	(52,295,803)

Short
Automobiles & Components
Cooper Tire & Rubber Co.	Morgan Stanley	(10,038)	(260,471)	(163,619)	93,256
Dana, Inc.	Morgan Stanley	(19,144)	(304,316)	(149,515)	149,559
Delphi Technologies PLC (Jersey)	Morgan Stanley	(54,681)	(863,295)	(440,182)	418,213
Dorman Products, Inc.	Morgan Stanley	(11,019)	(844,080)	(609,020)	230,268
Fox Factory Holding Corp.	Morgan Stanley	(12,885)	(896,503)	(541,170)	350,245
Gentex Corp.	Morgan Stanley	(4,114)	(124,569)	(91,166)	33,825
LCI Industries	Morgan Stanley	(2,167)	(213,553)	(144,821)	66,553
Lear Corp.	Morgan Stanley	(4,919)	(616,903)	(399,669)	210,431
Standard Motor Products, Inc.	Morgan Stanley	(2,260)	(113,793)	(93,948)	18,230
Tenneco, Inc., Class A	Morgan Stanley	(28,292)	(374,020)	(101,851)	270,039
Thor Industries, Inc.	Morgan Stanley	(10,379)	(471,976)	(437,786)	31,385
Winnebago Industries, Inc.	Morgan Stanley	(10,041)	(559,432)	(279,240)	276,853

		(169,939)	(5,642,911)	(3,451,987)	2,148,857

Capital Goods
AAON, Inc.	Morgan Stanley	(10,501)	(481,489)	(507,408)	(30,637)
Advanced Drainage Systems, Inc.	Morgan Stanley	(1,954)	(75,000)	(57,526)	17,425
AeroVironment, Inc.	Morgan Stanley	(1,107)	(66,368)	(67,483)	(1,504)
Alamo Group, Inc.	Morgan Stanley	(2,710)	(298,028)	(240,594)	55,185
Allison Transmission Holdings, Inc.	Morgan Stanley	(19,742)	(900,318)	(643,787)	248,256
Ameresco, Inc., Class A	Morgan Stanley	(1,050)	(19,274)	(17,882)	1,270
American Woodmark Corp.	Morgan Stanley	(4,797)	(388,941)	(218,599)	168,126
Apogee Enterprises, Inc.	Morgan Stanley	(121)	(2,541)	(2,519)	(6)
Argan, Inc.	Morgan Stanley	(10,701)	(452,493)	(369,934)	75,020
Astec Industries, Inc.	Morgan Stanley	(7,275)	(221,074)	(254,407)	(36,553)
Beacon Roofing Supply, Inc.	Morgan Stanley	(20,199)	(647,898)	(334,091)	310,126
Blue Bird Corp.	Morgan Stanley	(5,567)	(106,470)	(60,847)	45,007
Boeing Co. (The)	Morgan Stanley	(8,777)	(2,174,194)	(1,309,002)	844,138
Chart Industries, Inc.	Morgan Stanley	(7,066)	(447,562)	(204,773)	240,242
Comfort Systems USA, Inc.	Morgan Stanley	(59)	(2,111)	(2,156)	(71)
Construction Partners, Inc., Class A	Morgan Stanley	(3,198)	(53,545)	(54,014)	(785)
Cubic Corp.	Morgan Stanley	(6,466)	(391,434)	(267,110)	120,785
Dycom Industries, Inc.	Morgan Stanley	(6,292)	(301,045)	(161,390)	137,938
EnerSys	Morgan Stanley	(13,241)	(852,396)	(655,694)	185,635
ESCO Technologies, Inc.	Morgan Stanley	(3,138)	(247,479)	(238,206)	7,382
Evoqua Water Technologies Corp.	Morgan Stanley	(21,163)	(340,724)	(237,237)	101,545
Fastenal Co.	Morgan Stanley	(6,301)	(209,716)	(196,906)	11,609
Federal Signal Corp.	Morgan Stanley	(15,663)	(484,169)	(427,287)	52,273
Gates Industrial Corp. PLC (United Kingdom)	Morgan Stanley	(11,278)	(116,001)	(83,232)	32,099
Gorman-Rupp Co. (The)	Morgan Stanley	(42)	(1,237)	(1,311)	(94)

The accompanying notes are an integral part of the financial statements.

53

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Capital Goods — (continued)
Graco, Inc.	Morgan Stanley	(2,841)	$(148,911)	$(138,442)	$9,103
Helios Technologies, Inc.	Morgan Stanley	(2,708)	(120,937)	(102,687)	17,066
Hillenbrand, Inc.	Morgan Stanley	(5,722)	(103,818)	(109,347)	(6,573)
Hyster-Yale Materials Handling, Inc.	Morgan Stanley	(5,754)	(315,776)	(230,678)	79,485
JELD-WEN Holding, Inc.	Morgan Stanley	(15,534)	(255,759)	(151,146)	103,152
John Bean Technologies Corp.	Morgan Stanley	(1,542)	(147,203)	(114,524)	31,705
Kadant, Inc.	Morgan Stanley	(1,139)	(97,010)	(85,026)	10,898
Kennametal, Inc.	Morgan Stanley	(15,344)	(457,348)	(285,705)	168,807
Kratos Defense & Security Solutions, Inc.	Morgan Stanley	(18,773)	(331,133)	(259,818)	69,427
Lindsay Corp.	Morgan Stanley	(2,004)	(187,212)	(183,526)	1,462
Maxar Technologies, Inc.	Morgan Stanley	(12,662)	(187,123)	(135,230)	50,696
Mercury Systems, Inc.	Morgan Stanley	(3,497)	(268,680)	(249,476)	17,706
Meritor, Inc.	Morgan Stanley	(35,204)	(837,299)	(466,453)	366,092
Moog, Inc., Class A	Morgan Stanley	(5,344)	(466,532)	(270,032)	191,716
Mueller Water Products, Inc., Class A	Morgan Stanley	(81,717)	(838,480)	(654,553)	170,982
Nordson Corp.	Morgan Stanley	(1,347)	(203,314)	(181,939)	19,268
NV5 Global, Inc.	Morgan Stanley	(8,101)	(495,866)	(334,490)	158,556
Parker-Hannifin Corp.	Morgan Stanley	(329)	(43,325)	(42,681)	385
Patrick Industries, Inc.	Morgan Stanley	(7,493)	(276,423)	(211,003)	60,090
PGT Innovations, Inc.	Morgan Stanley	(29,293)	(473,195)	(245,768)	224,735
Primoris Services Corp.	Morgan Stanley	(10,231)	(207,792)	(162,673)	42,088
Proto Labs, Inc.	Morgan Stanley	(1,695)	(182,318)	(129,040)	52,233
RBC Bearings, Inc.	Morgan Stanley	(1,896)	(299,401)	(213,850)	83,843
Resideo Technologies, Inc.	Morgan Stanley	(87,873)	(1,029,707)	(425,305)	598,559
REV Group, Inc.	Morgan Stanley	(18,443)	(214,492)	(76,907)	134,513
Rush Enterprises, Inc., Class A	Morgan Stanley	(4,704)	(196,341)	(150,152)	43,865
Sunrun, Inc.	Morgan Stanley	(91,918)	(1,359,566)	(928,372)	423,485
Toro Co. (The)	Morgan Stanley	(7,671)	(552,641)	(499,305)	45,336
Trex Co., Inc.	Morgan Stanley	(8,296)	(798,501)	(664,841)	130,063
Valmont Industries, Inc.	Morgan Stanley	(61)	(6,207)	(6,465)	(306)
Vectrus, Inc.	Morgan Stanley	(596)	(25,671)	(24,680)	833
Vicor Corp.	Morgan Stanley	(11,890)	(412,903)	(529,580)	(119,077)
Vivint Solar, Inc.	Morgan Stanley	(22,466)	(170,100)	(98,176)	70,948
WESCO International, Inc.	Morgan Stanley	(3,598)	(178,192)	(82,214)	94,956
WillScot Corp.	Morgan Stanley	(8,090)	(124,910)	(81,952)	42,238

		(724,184)	(21,295,593)	(15,139,431)	5,972,746

Commercial & Professional Services
BrightView Holdings, Inc.	Morgan Stanley	(724)	(9,970)	(8,007)	1,893
Brink’s Co. (The)	Morgan Stanley	(3,534)	(291,491)	(183,945)	106,554
Casella Waste Systems, Inc., Class A	Morgan Stanley	(15,255)	(688,000)	(595,860)	89,016
Copart, Inc.	Morgan Stanley	(17,152)	(1,587,225)	(1,175,255)	403,132
CoStar Group, Inc.	Morgan Stanley	(991)	(722,464)	(581,925)	145,674
Covanta Holding Corp.	Morgan Stanley	(32,496)	(553,220)	(277,841)	248,032
Equifax, Inc.	Morgan Stanley	(473)	(73,943)	(56,500)	27,062
Exponent, Inc.	Morgan Stanley	(2,912)	(206,126)	(209,402)	(5,781)

The accompanying notes are an integral part of the financial statements.

54

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Commercial & Professional Services — (continued)
Forrester Research, Inc.	Morgan Stanley	(5,465)	$(189,485)	$(159,742)	$28,657
Harsco Corp.	Morgan Stanley	(3,053)	(24,500)	(21,279)	3,069
Heritage-Crystal Clean, Inc.	Morgan Stanley	(3,679)	(89,979)	(59,747)	29,710
HNI Corp.	Morgan Stanley	(5,703)	(194,367)	(143,659)	46,117
ICF International, Inc.	Morgan Stanley	(864)	(73,448)	(59,357)	13,618
Insperity, Inc.	Morgan Stanley	(18,483)	(1,703,226)	(689,416)	995,603
Korn Ferry	Morgan Stanley	(8,607)	(363,653)	(209,322)	151,277
Matthews International Corp., Class A	Morgan Stanley	(73)	(1,756)	(1,766)	(33)
MSA Safety, Inc.	Morgan Stanley	(5,218)	(550,384)	(528,062)	14,863
Rollins, Inc.	Morgan Stanley	(11,103)	(406,957)	(401,262)	1,531
Upwork, Inc.	Morgan Stanley	(18,087)	(264,975)	(116,661)	146,800
US Ecology, Inc.	Morgan Stanley	(10,776)	(640,526)	(327,590)	307,828
Verisk Analytics, Inc.	Morgan Stanley	(5,563)	(930,729)	(775,371)	148,550
Waste Connections, Inc. (Canada)	Morgan Stanley	(827)	(85,877)	(64,092)	26,963

		(171,038)	(9,652,301)	(6,646,061)	2,930,135

Consumer Durables & Apparel
Acushnet Holdings Corp.	Morgan Stanley	(386)	(9,789)	(9,928)	(207)
Callaway Golf Co.	Morgan Stanley	(21,349)	(369,034)	(218,187)	148,318
Canada Goose Holdings, Inc. (Canada)	Morgan Stanley	(8,054)	(347,184)	(160,194)	185,011
Columbia Sportswear Co.	Morgan Stanley	(6,168)	(620,079)	(430,341)	184,054
Deckers Outdoor Corp.	Morgan Stanley	(1,425)	(250,510)	(190,950)	68,594
G-III Apparel Group Ltd.	Morgan Stanley	(5,464)	(126,244)	(42,073)	83,444
Gildan Activewear, Inc. (Canada)	Morgan Stanley	(22,100)	(804,722)	(281,996)	511,792
GoPro, Inc., Class A	Morgan Stanley	(144,256)	(633,797)	(377,951)	252,245
Helen of Troy Ltd. (Bermuda)	Morgan Stanley	(2,036)	(367,243)	(293,245)	71,957
iRobot Corp.	Morgan Stanley	(27,523)	(1,745,817)	(1,125,691)	610,229
Levi Strauss & Co., Class A	Morgan Stanley	(37,810)	(724,026)	(469,978)	244,626
Lululemon Athletica, Inc.	Morgan Stanley	(1,275)	(306,688)	(241,676)	101,288
Skechers U.S.A., Inc., Class A	Morgan Stanley	(14,220)	(511,269)	(337,583)	170,779
Sturm Ruger & Co., Inc.	Morgan Stanley	(4,467)	(207,366)	(227,415)	(22,292)
Wolverine World Wide, Inc.	Morgan Stanley	(41,894)	(1,202,894)	(636,789)	547,060
YETI Holdings, Inc.	Morgan Stanley	(45,214)	(1,518,840)	(882,577)	627,651

		(383,641)	(9,745,502)	(5,926,574)	3,784,549

Consumer Services
Aramark	Morgan Stanley	(17,115)	(715,913)	(341,787)	369,807
Bright Horizons Family Solutions, Inc.	Morgan Stanley	(1,253)	(214,755)	(127,806)	85,721
Brinker International, Inc.	Morgan Stanley	(19,482)	(893,176)	(233,979)	639,527
Carriage Services, Inc.	Morgan Stanley	(21)	(340)	(339)	(14)
Churchill Downs, Inc.	Morgan Stanley	(2,646)	(358,368)	(272,406)	83,921
Darden Restaurants, Inc.	Morgan Stanley	(10,160)	(1,202,340)	(553,314)	642,206
Graham Holdings Co., Class B	Morgan Stanley	(437)	(278,744)	(149,091)	127,428
Grand Canyon Education, Inc.	Morgan Stanley	(3,688)	(446,096)	(281,339)	162,219
Houghton Mifflin Harcourt Co.	Morgan Stanley	(29,422)	(172,615)	(55,313)	116,311
K12, Inc.	Morgan Stanley	(19,368)	(450,430)	(365,280)	82,586
Monarch Casino & Resort, Inc.	Morgan Stanley	(6,047)	(264,206)	(169,739)	92,958

The accompanying notes are an integral part of the financial statements.

55

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Consumer Services — (continued)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(11,303)	$(152,603)	$(123,881)	$27,845
Red Rock Resorts, Inc., Class A	Morgan Stanley	(13,710)	(295,920)	(117,221)	172,898
Regis Corp.	Morgan Stanley	(16,266)	(307,153)	(96,132)	209,269
ServiceMaster Global Holdings, Inc.	Morgan Stanley	(7,251)	(264,445)	(195,777)	67,531
Shake Shack, Inc., Class A	Morgan Stanley	(9,722)	(609,279)	(366,908)	238,908
Stars Group, Inc. (The) (Canada)	Morgan Stanley	(30,247)	(638,387)	(617,644)	18,570
Vail Resorts, Inc.	Morgan Stanley	(9,114)	(2,227,428)	(1,346,229)	844,632
Wendy’s Co. (The)	Morgan Stanley	(21,260)	(398,083)	(316,349)	79,056
Wingstop, Inc.	Morgan Stanley	(19,836)	(1,875,735)	(1,580,929)	279,280

		(248,348)	(11,766,016)	(7,311,463)	4,340,659

Energy
Antero Resources Corp.	Morgan Stanley	(36,947)	(66,843)	(26,340)	108,968
Archrock, Inc.	Morgan Stanley	(26,797)	(262,853)	(100,757)	154,970
Cabot Oil & Gas Corp.	Morgan Stanley	(34,156)	(609,345)	(587,142)	18,741
Cameco Corp. (Canada)	Morgan Stanley	(16,455)	(156,399)	(125,716)	29,094
Cheniere Energy, Inc.	Morgan Stanley	(4,903)	(295,788)	(164,251)	129,850
Cimarex Energy Co.	Morgan Stanley	(4,911)	(221,290)	(82,652)	135,407
Clean Energy Fuels Corp.	Morgan Stanley	(1,287)	(2,149)	(2,291)	(167)
Delek US Holdings, Inc.	Morgan Stanley	(23,837)	(388,563)	(375,671)	7,105
Diamondback Energy, Inc.	Morgan Stanley	(30,963)	(2,805,538)	(811,231)	1,962,098
EQT Corp.	Morgan Stanley	(53,105)	(386,606)	(375,452)	8,952
Equitrans Midstream Corp.	Morgan Stanley	(220,332)	(2,675,618)	(1,108,270)	1,409,284
Hess Corp.	Morgan Stanley	(46,152)	(2,707,695)	(1,536,862)	1,142,105
Marathon Oil Corp.	Morgan Stanley	(208,652)	(1,648,252)	(686,465)	952,443
Noble Energy, Inc.	Morgan Stanley	(44,472)	(884,461)	(268,611)	605,253
Northern Oil and Gas, Inc.	Morgan Stanley	(252,679)	(475,000)	(167,551)	304,746
Occidental Petroleum Corp.	Morgan Stanley	(73,116)	(1,530,243)	(846,683)	643,288
ONEOK, Inc.	Morgan Stanley	(15,679)	(878,226)	(341,959)	521,936
Par Pacific Holdings, Inc.	Morgan Stanley	(30,540)	(660,533)	(216,834)	439,946
Pembina Pipeline Corp. (Canada)	Morgan Stanley	(14,955)	(444,882)	(281,304)	157,610
Pioneer Natural Resources Co.	Morgan Stanley	(8,705)	(1,137,069)	(610,656)	515,175
Renewable Energy Group, Inc.	Morgan Stanley	(6,231)	(96,687)	(127,922)	(33,231)
RPC, Inc.	Morgan Stanley	(63,053)	(279,484)	(129,889)	147,999
SEACOR Holdings, Inc.	Morgan Stanley	(23)	(622)	(620)	(15)
SFL Corp. Ltd. (Bermuda)	Morgan Stanley	(50,747)	(695,741)	(480,574)	157,931
Solaris Oilfield Infrastructure, Inc., Class A	Morgan Stanley	(28,990)	(388,614)	(152,198)	225,217
Southwestern Energy Co.	Morgan Stanley	(668,976)	(1,331,056)	(1,130,569)	192,938
Talos Energy, Inc.	Morgan Stanley	(804)	(5,374)	(4,623)	708
Targa Resources Corp.	Morgan Stanley	(29,737)	(1,165,230)	(205,483)	909,625
WPX Energy, Inc.	Morgan Stanley	(130,601)	(762,650)	(398,333)	359,987

		(2,127,805)	(22,962,811)	(11,346,909)	11,207,963

Food & Staples Retailing
Casey’s General Stores, Inc.	Morgan Stanley	(894)	(157,949)	(118,446)	42,973
PriceSmart, Inc.	Morgan Stanley	(14,653)	(883,674)	(770,015)	103,514

The accompanying notes are an integral part of the financial statements.

56

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Food & Staples Retailing — (continued)
US Foods Holding Corp.	Morgan Stanley	(17,530)	$(716,851)	$(310,456)	$402,323
Village Super Market, Inc., Class A	Morgan Stanley	(41)	(942)	(1,008)	(85)

		(33,118)	(1,759,416)	(1,199,925)	548,725

Food, Beverage & Tobacco
B&G Foods, Inc.	Morgan Stanley	(47,115)	(794,123)	(852,310)	(108,870)
Boston Beer Co., Inc. (The), Class A	Morgan Stanley	(4,256)	(1,682,283)	(1,564,335)	108,411
Brown-Forman Corp., Class B	Morgan Stanley	(23,274)	(1,554,111)	(1,291,940)	253,578
Calavo Growers, Inc.	Morgan Stanley	(3,864)	(309,708)	(222,914)	82,220
Darling Ingredients, Inc.	Morgan Stanley	(18,553)	(409,340)	(355,661)	51,349
Fresh Del Monte Produce, Inc. (Cayman Islands)	Morgan Stanley	(16,286)	(432,719)	(449,656)	(22,508)
Freshpet, Inc.	Morgan Stanley	(13,903)	(655,711)	(887,985)	(237,938)
Hain Celestial Group, Inc. (The)	Morgan Stanley	(30,117)	(624,928)	(782,138)	(163,653)
Hormel Foods Corp.	Morgan Stanley	(29,639)	(1,307,625)	(1,382,363)	(82,154)
J&J Snack Foods Corp.	Morgan Stanley	(1,501)	(268,508)	(181,621)	84,891
Lancaster Colony Corp.	Morgan Stanley	(465)	(66,913)	(67,258)	(737)
MGP Ingredients, Inc.	Morgan Stanley	(9,689)	(465,336)	(260,537)	200,138
Monster Beverage Corp.	Morgan Stanley	(9,579)	(621,874)	(538,915)	82,089
Post Holdings, Inc.	Morgan Stanley	(9,745)	(1,009,912)	(808,543)	196,606
Primo Water Corp. (Canada)	Morgan Stanley	(77,333)	(1,013,727)	(700,639)	302,696
Simply Good Foods Co. (The)	Morgan Stanley	(42,793)	(948,952)	(824,193)	119,373
Universal Corp.	Morgan Stanley	(2,972)	(145,998)	(131,392)	14,717

		(341,084)	(12,311,768)	(11,302,400)	880,208

Health Care Equipment & Services
Acadia Healthcare Co., Inc.	Morgan Stanley	(9,892)	(298,202)	(181,518)	114,983
Addus HomeCare Corp.	Morgan Stanley	(9,294)	(811,459)	(628,274)	178,578
Amedisys, Inc.	Morgan Stanley	(3,772)	(645,751)	(692,313)	(50,231)
Anthem, Inc.	Morgan Stanley	(449)	(130,915)	(101,941)	40,945
AtriCure, Inc.	Morgan Stanley	(3,598)	(88,349)	(120,857)	(33,315)
Avanos Medical, Inc.	Morgan Stanley	(17,812)	(625,467)	(479,677)	142,662
Axogen, Inc.	Morgan Stanley	(30,817)	(470,831)	(320,497)	147,655
Baxter International, Inc.	Morgan Stanley	(5,052)	(464,750)	(410,172)	71,978
Becton Dickinson and Co.	Morgan Stanley	(791)	(190,080)	(181,748)	8,538
BioTelemetry, Inc.	Morgan Stanley	(8,143)	(369,206)	(313,587)	53,515
Brookdale Senior Living, Inc.	Morgan Stanley	(20,455)	(147,003)	(63,820)	82,338
Cantel Medical Corp.	Morgan Stanley	(27,463)	(2,235,269)	(985,922)	1,234,090
Cardiovascular Systems, Inc.	Morgan Stanley	(7,540)	(354,146)	(265,483)	86,645
Centene Corp.	Morgan Stanley	(12,515)	(722,051)	(743,516)	(25,566)
Chemed Corp.	Morgan Stanley	(475)	(225,516)	(205,770)	18,315
Cooper Cos., Inc. (The)	Morgan Stanley	(2,871)	(958,625)	(791,449)	167,293
Covetrus, Inc.	Morgan Stanley	(12,882)	(114,286)	(104,859)	8,766
Cryolife, Inc.	Morgan Stanley	(1,310)	(31,905)	(22,165)	9,546
Edwards Lifesciences Corp.	Morgan Stanley	(1,220)	(238,658)	(230,116)	7,177
Encompass Health Corp.	Morgan Stanley	(29,236)	(2,066,491)	(1,871,981)	168,415
Ensign Group, Inc. (The)	Morgan Stanley	(11,997)	(551,956)	(451,207)	96,106
Evolent Health, Inc., Class A	Morgan Stanley	(44,518)	(351,904)	(241,733)	108,166

The accompanying notes are an integral part of the financial statements.

57

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Health Care Equipment & Services — (continued)
Glaukos Corp.	Morgan Stanley	(22,345)	$(1,274,164)	$(689,567)	$577,371
HealthEquity, Inc.	Morgan Stanley	(12,557)	(904,133)	(635,259)	263,743
Hill-Rom Holdings, Inc.	Morgan Stanley	(1,460)	(145,056)	(146,876)	(2,655)
Hologic, Inc.	Morgan Stanley	(11,300)	(612,610)	(396,630)	212,499
ICU Medical, Inc.	Morgan Stanley	(3,425)	(619,021)	(691,062)	(75,559)
IDEXX Laboratories, Inc.	Morgan Stanley	(548)	(133,811)	(132,748)	293
Inspire Medical Systems, Inc.	Morgan Stanley	(3,817)	(249,212)	(230,089)	18,157
iRhythm Technologies, Inc.	Morgan Stanley	(2,949)	(218,432)	(239,901)	(24,529)
LeMaitre Vascular, Inc.	Morgan Stanley	(102)	(2,407)	(2,542)	(161)
LHC Group, Inc.	Morgan Stanley	(8,453)	(1,142,598)	(1,185,111)	(48,995)
Livongo Health, Inc.	Morgan Stanley	(969)	(24,658)	(27,646)	(3,140)
Merit Medical Systems, Inc.	Morgan Stanley	(41,971)	(1,315,890)	(1,311,594)	(5,075)
Mesa Laboratories, Inc.	Morgan Stanley	(636)	(152,118)	(143,793)	7,415
OraSure Technologies, Inc.	Morgan Stanley	(1,052)	(8,390)	(11,320)	(2,990)
Penumbra, Inc.	Morgan Stanley	(929)	(159,375)	(149,876)	8,584
PetIQ, Inc.	Morgan Stanley	(25,433)	(761,589)	(590,809)	166,456
Providence Service Corp. (The)	Morgan Stanley	(5,670)	(343,316)	(311,170)	30,225
Quidel Corp.	Morgan Stanley	(1,672)	(144,359)	(163,538)	(20,010)
RadNet, Inc.	Morgan Stanley	(17,167)	(244,687)	(180,425)	62,863
ResMed, Inc.	Morgan Stanley	(4,432)	(758,681)	(652,789)	100,764
SI-BONE, Inc.	Morgan Stanley	(376)	(5,363)	(4,493)	827
Simulations Plus, Inc.	Morgan Stanley	(66)	(2,345)	(2,305)	14
Stryker Corp.	Morgan Stanley	(3,054)	(672,422)	(508,460)	189,443
Surgery Partners, Inc.	Morgan Stanley	(1,452)	(12,884)	(9,482)	3,317
Tabula Rasa HealthCare, Inc.	Morgan Stanley	(13,428)	(716,020)	(702,150)	9,660
Tandem Diabetes Care, Inc.	Morgan Stanley	(6,755)	(503,161)	(434,684)	63,527
US Physical Therapy, Inc.	Morgan Stanley	(5,999)	(785,214)	(413,931)	363,468
Varex Imaging Corp.	Morgan Stanley	(135)	(2,846)	(3,066)	(249)
Varian Medical Systems, Inc.	Morgan Stanley	(6,554)	(945,975)	(672,833)	278,827
Veeva Systems, Inc., Class A	Morgan Stanley	(5,547)	(794,940)	(867,384)	(76,958)
Vocera Communications, Inc.	Morgan Stanley	(26,605)	(637,241)	(565,090)	68,627

		(498,960)	(26,385,738)	(21,485,228)	4,802,358

Household & Personal Products
Central Garden & Pet Co., Class A	Morgan Stanley	(20,119)	(507,934)	(514,443)	(9,397)
Energizer Holdings, Inc.	Morgan Stanley	(21,576)	(1,020,711)	(652,674)	352,658
WD-40 Co.	Morgan Stanley	(2,271)	(415,901)	(456,130)	(44,398)

		(43,966)	(1,944,546)	(1,623,247)	298,863

Materials
Albemarle Corp.	Morgan Stanley	(6,488)	(490,676)	(365,729)	118,523
Balchem Corp.	Morgan Stanley	(1,137)	(106,772)	(112,245)	(6,091)
Berry Global Group, Inc.	Morgan Stanley	(53,147)	(2,414,298)	(1,791,585)	609,031
Cleveland-Cliffs, Inc.	Morgan Stanley	(98,405)	(786,119)	(388,700)	382,170
Ferro Corp.	Morgan Stanley	(3,867)	(37,425)	(36,195)	1,005
Fortuna Silver Mines, Inc. (Canada)	Morgan Stanley	(186,629)	(674,932)	(431,113)	239,985
Freeport-McMoRan, Inc.	Morgan Stanley	(35,406)	(400,736)	(238,991)	157,694
GCP Applied Technologies, Inc.	Morgan Stanley	(13,778)	(277,557)	(245,248)	30,887

The accompanying notes are an integral part of the financial statements.

58

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Materials — (continued)
Greif, Inc., Class A	Morgan Stanley	(5,100)	$(190,582)	$(158,559)	$27,192
Hecla Mining Co.	Morgan Stanley	(149,768)	(328,886)	(272,578)	54,121
Hudbay Minerals, Inc. (Canada)	Morgan Stanley	(1,513)	(2,705)	(2,875)	(198)
IAMGOLD Corp. (Canada)	Morgan Stanley	(39,617)	(155,299)	(90,327)	64,080
Livent Corp.	Morgan Stanley	(113,821)	(898,892)	(597,560)	296,230
Louisiana-Pacific Corp.	Morgan Stanley	(87,118)	(2,225,167)	(1,496,687)	691,886
Methanex Corp. (Canada)	Morgan Stanley	(6,324)	(170,381)	(76,963)	90,454
New Gold, Inc. (Canada)	Morgan Stanley	(23,432)	(17,217)	(11,964)	5,142
Norbord, Inc. (Canada)	Morgan Stanley	(2,215)	(54,702)	(26,226)	28,025
Nutrien Ltd. (Canada)	Morgan Stanley	(9,646)	(392,424)	(327,385)	58,463
O-I Glass, Inc.	Morgan Stanley	(27,185)	(298,736)	(193,285)	102,663
PH Glatfelter Co.	Morgan Stanley	(16,189)	(228,103)	(197,830)	24,760
Quaker Chemical Corp.	Morgan Stanley	(4,223)	(685,681)	(533,280)	147,547
Ranpak Holdings Corp.	Morgan Stanley	(43)	(278)	(269)	(5)
Royal Gold, Inc.	Morgan Stanley	(769)	(70,683)	(67,449)	2,821
Scotts Miracle-Gro Co. (The)	Morgan Stanley	(2,497)	(294,945)	(255,693)	36,402
Steel Dynamics, Inc.	Morgan Stanley	(1,154)	(25,688)	(26,011)	(482)
Stepan Co.	Morgan Stanley	(19)	(1,641)	(1,681)	(62)
Teck Resources Ltd., Class B (Canada) .	Morgan Stanley	(14,420)	(269,437)	(109,015)	157,581
Tronox Holdings PLC, Class A (United Kingdom)	Morgan Stanley	(78,589)	(681,096)	(391,373)	278,008
United States Steel Corp.	Morgan Stanley	(75,279)	(940,308)	(475,010)	455,444
Warrior Met Coal, Inc.	Morgan Stanley	(11,013)	(182,601)	(116,958)	64,698
Westlake Chemical Corp.	Morgan Stanley	(10,090)	(592,026)	(385,135)	201,575

		(1,078,881)	(13,895,993)	(9,423,919)	4,319,549

Media & Entertainment
Altice USA, Inc., Class A	Morgan Stanley	(21,078)	(457,543)	(469,829)	(14,889)
AMC Networks, Inc., Class A	Morgan Stanley	(8,503)	(231,768)	(206,708)	23,735
ANGI Homeservices, Inc., Class A	Morgan Stanley	(15,367)	(124,494)	(80,677)	43,491
Cable One, Inc.	Morgan Stanley	(285)	(427,919)	(468,543)	(43,060)
Cars.com, Inc.	Morgan Stanley	(5,557)	(39,950)	(23,895)	15,816
Eventbrite, Inc., Class A	Morgan Stanley	(3,806)	(40,532)	(27,784)	12,505
EW Scripps Co. (The), Class A	Morgan Stanley	(22,074)	(271,353)	(166,438)	100,504
Glu Mobile, Inc.	Morgan Stanley	(24,083)	(144,322)	(151,482)	(8,714)
Gray Television, Inc.	Morgan Stanley	(14,834)	(240,196)	(159,317)	79,505
Live Nation Entertainment, Inc.	Morgan Stanley	(6,564)	(379,161)	(298,399)	78,602
Madison Square Garden Co. (The), Class A	Morgan Stanley	(3,361)	(898,244)	(710,549)	185,399
Marcus Corp. (The)	Morgan Stanley	(3,102)	(105,809)	(38,217)	65,957
Meredith Corp.	Morgan Stanley	(25,704)	(883,870)	(314,103)	543,759
Nexstar Media Group, Inc., Class A	Morgan Stanley	(17,801)	(1,945,675)	(1,027,652)	897,487
Roku, Inc.	Morgan Stanley	(18,627)	(2,250,686)	(1,629,490)	608,441
Sciplay Corp., Class A	Morgan Stanley	(125)	(1,130)	(1,191)	(80)
Sinclair Broadcast Group, Inc., Class A	Morgan Stanley	(73,046)	(2,280,506)	(1,174,580)	1,076,166
Sirius XM Holdings, Inc.	Morgan Stanley	(99,169)	(712,759)	(489,895)	221,165
TEGNA, Inc.	Morgan Stanley	(87,530)	(1,441,031)	(950,576)	477,154

The accompanying notes are an integral part of the financial statements.

59

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Media & Entertainment — (continued)
Twitter, Inc.	Morgan Stanley	(6,389)	$(218,306)	$(156,914)	$60,143
ViacomCBS, Inc., Class B	Morgan Stanley	(83,229)	(1,469,635)	(1,166,038)	283,469
WideOpenWest, Inc.	Morgan Stanley	(17,247)	(97,963)	(82,096)	15,300
World Wrestling Entertainment, Inc., Class A	Morgan Stanley	(43,340)	(2,642,918)	(1,470,526)	1,147,486

		(600,821)	(17,305,770)	(11,264,899)	5,869,341

Pharmaceuticals, Biotechnology & Life Sciences
Aerie Pharmaceuticals, Inc.	Morgan Stanley	(4,666)	(89,385)	(62,991)	25,875
Agilent Technologies, Inc.	Morgan Stanley	(6,098)	(422,944)	(436,739)	(16,983)
Akebia Therapeutics, Inc.	Morgan Stanley	(8,779)	(59,434)	(66,545)	(7,461)
Alector, Inc.	Morgan Stanley	(1,103)	(26,498)	(26,615)	(280)
Allogene Therapeutics, Inc.	Morgan Stanley	(17,061)	(447,376)	(331,666)	113,180
Amneal Pharmaceuticals, Inc.	Morgan Stanley	(11,394)	(39,556)	(39,651)	(332)
ANI Pharmaceuticals, Inc.	Morgan Stanley	(4,570)	(323,084)	(186,182)	135,060
Arena Pharmaceuticals, Inc.	Morgan Stanley	(10,208)	(492,252)	(428,736)	60,936
Atreca, Inc., Class A	Morgan Stanley	(252)	(3,776)	(4,171)	(429)
Aurinia Pharmaceuticals, Inc. (Canada) .	Morgan Stanley	(10,527)	(136,983)	(152,747)	(16,553)
Avantor, Inc.	Morgan Stanley	(1,483)	(17,646)	(18,523)	(990)
Avrobio, Inc.	Morgan Stanley	(349)	(5,256)	(5,430)	(218)
Axsome Therapeutics, Inc.	Morgan Stanley	(135)	(8,015)	(7,942)	15
Bausch Health Cos, Inc. (Canada)	Morgan Stanley	(40,468)	(751,218)	(627,254)	119,699
Bluebird Bio, Inc.	Morgan Stanley	(18,741)	(1,568,153)	(861,336)	697,926
Blueprint Medicines Corp.	Morgan Stanley	(1,961)	(152,192)	(114,679)	36,638
Bruker Corp.	Morgan Stanley	(142)	(5,350)	(5,092)	(9,387)
Cara Therapeutics, Inc.	Morgan Stanley	(12,603)	(208,445)	(166,486)	40,766
CareDx, Inc.	Morgan Stanley	(20,656)	(431,002)	(450,920)	(22,806)
Castle Biosciences, Inc.	Morgan Stanley	(177)	(4,894)	(5,276)	(423)
Catalent, Inc.	Morgan Stanley	(14,385)	(765,983)	(747,301)	14,452
Codexis, Inc.	Morgan Stanley	(23,562)	(326,971)	(262,952)	62,155
Crinetics Pharmaceuticals, Inc.	Morgan Stanley	(45)	(628)	(662)	(50)
Deciphera Pharmaceuticals, Inc.	Morgan Stanley	(4,858)	(201,055)	(200,004)	(100)
Denali Therapeutics, Inc.	Morgan Stanley	(4,813)	(85,863)	(84,276)	1,088
Editas Medicine, Inc.	Morgan Stanley	(1,220)	(24,585)	(24,193)	240
Elanco Animal Health, Inc.	Morgan Stanley	(46,512)	(1,400,834)	(1,041,404)	371,332
Emergent BioSolutions, Inc.	Morgan Stanley	(12,626)	(686,061)	(730,540)	(49,839)
Endo International PLC (Ireland)	Morgan Stanley	(40,327)	(224,161)	(149,210)	73,669
Epizyme, Inc.	Morgan Stanley	(6,273)	(128,218)	(97,294)	30,185
Esperion Therapeutics, Inc.	Morgan Stanley	(3,818)	(172,972)	(120,382)	51,598
Exelixis, Inc.	Morgan Stanley	(19,426)	(406,830)	(334,516)	69,998
FibroGen, Inc.	Morgan Stanley	(7,913)	(280,597)	(274,977)	4,019
Flexion Therapeutics, Inc.	Morgan Stanley	(3,351)	(39,953)	(26,372)	13,342
Gossamer Bio, Inc.	Morgan Stanley	(8,349)	(116,409)	(84,742)	30,994
Halozyme Therapeutics, Inc.	Morgan Stanley	(3,573)	(74,285)	(64,278)	9,835
Homology Medicines, Inc.	Morgan Stanley	(111)	(1,702)	(1,725)	(46)
Horizon Therapeutics PLC (Ireland)	Morgan Stanley	(15,784)	(588,995)	(467,522)	124,592
Illumina, Inc.	Morgan Stanley	(262)	(71,043)	(71,557)	(930)

The accompanying notes are an integral part of the financial statements.

60

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Insmed, Inc.	Morgan Stanley	(691)	$(11,785)	$(11,077)	$629
Intersect ENT, Inc.	Morgan Stanley	(10,895)	(191,011)	(129,106)	60,810
Invitae Corp.	Morgan Stanley	(17,113)	(247,149)	(233,935)	11,802
IQVIA Holdings, Inc.	Morgan Stanley	(3,670)	(602,376)	(395,846)	203,107
Jazz Pharmaceuticals PLC (Ireland)	Morgan Stanley	(3,926)	(443,429)	(391,579)	49,326
Karuna Therapeutics, Inc.	Morgan Stanley	(369)	(25,844)	(26,568)	(884)
Ligand Pharmaceuticals, Inc.	Morgan Stanley	(8,714)	(936,243)	(633,682)	297,248
Luminex Corp.	Morgan Stanley	(23,738)	(491,479)	(653,507)	(172,508)
MacroGenics, Inc.	Morgan Stanley	(8,251)	(118,979)	(48,021)	70,272
MeiraGTx Holdings PLC (Cayman Islands)	Morgan Stanley	(136)	(1,603)	(1,828)	(247)
Myovant Sciences Ltd. (Bermuda)	Morgan Stanley	(10,849)	(112,048)	(81,910)	29,491
Myriad Genetics, Inc.	Morgan Stanley	(45,243)	(1,228,068)	(647,427)	573,675
NanoString Technologies, Inc.	Morgan Stanley	(12,713)	(301,460)	(305,748)	(6,115)
Nektar Therapeutics	Morgan Stanley	(12,003)	(244,232)	(214,254)	28,583
NGM Biopharmaceuticals, Inc.	Morgan Stanley	(304)	(3,853)	(3,748)	70
Pacific Biosciences of California, Inc.	Morgan Stanley	(148,582)	(815,715)	(454,661)	356,423
Perrigo Co. PLC (Ireland)	Morgan Stanley	(36,143)	(2,056,018)	(1,738,117)	299,571
PRA Health Sciences, Inc.	Morgan Stanley	(124)	(10,310)	(10,297)	(59)
Principia Biopharma, Inc.	Morgan Stanley	(4,064)	(188,212)	(241,320)	(54,187)
Provention Bio, Inc.	Morgan Stanley	(1,105)	(9,084)	(10,166)	(1,147)
Reata Pharmaceuticals, Inc., Class A	Morgan Stanley	(1,436)	(283,594)	(207,272)	74,703
REGENXBIO, Inc.	Morgan Stanley	(12,152)	(435,176)	(393,482)	39,218
Replimune Group, Inc.	Morgan Stanley	(439)	(5,717)	(4,377)	1,295
Revance Therapeutics, Inc.	Morgan Stanley	(18,334)	(202,743)	(271,343)	(69,762)
Rubius Therapeutics, Inc.	Morgan Stanley	(4,179)	(32,781)	(18,597)	13,986
Sage Therapeutics, Inc.	Morgan Stanley	(6,686)	(338,123)	(192,022)	144,174
Sangamo Therapeutics, Inc.	Morgan Stanley	(48,570)	(443,232)	(309,391)	131,371
Sarepta Therapeutics, Inc.	Morgan Stanley	(2,641)	(286,813)	(258,343)	26,834
SpringWorks Therapeutics, Inc.	Morgan Stanley	(180)	(5,042)	(4,860)	141
Stoke Therapeutics, Inc.	Morgan Stanley	(248)	(5,434)	(5,679)	(289)
Syneos Health, Inc.	Morgan Stanley	(10,243)	(645,941)	(403,779)	238,492
Theravance Biopharma, Inc. (Cayman Islands)	Morgan Stanley	(5,812)	(125,398)	(134,315)	(9,640)
Thermo Fisher Scientific, Inc.	Morgan Stanley	(3,411)	(1,130,969)	(967,360)	173,656
Tricida, Inc.	Morgan Stanley	(7,236)	(261,335)	(159,192)	100,650
Ultragenyx Pharmaceutical, Inc.	Morgan Stanley	(8,732)	(391,625)	(387,963)	1,412
Vericel Corp.	Morgan Stanley	(2,064)	(26,641)	(18,927)	7,556
Viking Therapeutics, Inc.	Morgan Stanley	(1,906)	(8,710)	(8,920)	(273)
Waters Corp.	Morgan Stanley	(3,750)	(711,625)	(682,687)	24,895
Xencor, Inc.	Morgan Stanley	(7,900)	(278,821)	(236,052)	41,177
Y-mAbs Therapeutics, Inc.	Morgan Stanley	(659)	(14,760)	(17,200)	(2,537)
ZIOPHARM Oncology, Inc.	Morgan Stanley	(31,007)	(134,873)	(75,967)	58,130
Zogenix, Inc.	Morgan Stanley	(3,942)	(123,611)	(97,486)	25,412
Zymeworks, Inc. (Canada)	Morgan Stanley	(4,065)	(133,966)	(144,186)	(10,991)

		(922,806)	(24,856,432)	(20,015,085)	4,716,237

The accompanying notes are an integral part of the financial statements.

61

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Retailing
Abercrombie & Fitch Co., Class A	Morgan Stanley	(64,597)	$(1,124,528)	$(587,187)	$506,543
Bed Bath & Beyond, Inc.	Morgan Stanley	(71,016)	(1,119,547)	(298,977)	802,146
Boot Barn Holdings, Inc.	Morgan Stanley	(23,781)	(1,018,830)	(307,488)	705,560
CarMax, Inc.	Morgan Stanley	(9,763)	(830,077)	(525,542)	300,432
Carvana Co.	Morgan Stanley	(4,082)	(209,759)	(224,877)	(16,319)
Core-Mark Holding Co., Inc.	Morgan Stanley	(7,729)	(201,214)	(220,818)	(22,015)
Dick’s Sporting Goods, Inc.	Morgan Stanley	(5,226)	(244,867)	(111,105)	129,747
Dollar Tree, Inc.	Morgan Stanley	(7,910)	(718,725)	(581,148)	134,486
Etsy, Inc.	Morgan Stanley	(19,875)	(1,009,685)	(763,995)	274,337
Five Below, Inc.	Morgan Stanley	(10,566)	(1,163,938)	(743,635)	413,700
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	(13,246)	(704,235)	(425,064)	275,171
Grubhub, Inc.	Morgan Stanley	(13,718)	(814,089)	(558,734)	250,733
L Brands, Inc.	Morgan Stanley	(46,753)	(1,042,158)	(540,465)	481,215
Lowe’s Cos., Inc.	Morgan Stanley	(17,620)	(1,911,757)	(1,516,201)	384,720
Monro, Inc.	Morgan Stanley	(14,168)	(963,974)	(620,700)	333,300
Murphy USA, Inc.	Morgan Stanley	(2,748)	(286,864)	(231,821)	53,512
PetMed Express, Inc.	Morgan Stanley	(564)	(15,549)	(16,232)	(784)
Quotient Technology, Inc.	Morgan Stanley	(3,309)	(26,359)	(21,509)	4,688
Qurate Retail, Inc.	Morgan Stanley	(31,472)	(160,081)	(192,137)	(32,975)
RealReal, Inc. (The)	Morgan Stanley	(1,447)	(10,603)	(10,143)	387
Stitch Fix, Inc., Class A	Morgan Stanley	(6,268)	(88,873)	(79,604)	8,754
Tiffany & Co.	Morgan Stanley	(3,200)	(427,658)	(414,400)	13,653
Ulta Beauty, Inc.	Morgan Stanley	(796)	(222,705)	(139,857)	81,574
Urban Outfitters, Inc.	Morgan Stanley	(45,046)	(1,267,392)	(641,455)	618,749
Wayfair, Inc., Class A	Morgan Stanley	(37,042)	(2,923,451)	(1,979,523)	927,363

		(461,942)	(18,506,918)	(11,752,617)	6,628,677

Semiconductors & Semiconductor Equipment
Advanced Energy Industries, Inc.	Morgan Stanley	(21,050)	(1,258,933)	(1,020,715)	231,078
Broadcom, Inc.	Morgan Stanley	(5,893)	(1,330,350)	(1,397,230)	(77,529)
Cabot Microelectronics Corp.	Morgan Stanley	(1,851)	(268,520)	(211,273)	55,554
CEVA, Inc.	Morgan Stanley	(7,173)	(217,766)	(178,823)	37,697
Cree, Inc.	Morgan Stanley	(20,521)	(975,121)	(727,675)	241,913
Cypress Semiconductor Corp.	Morgan Stanley	(29,743)	(697,203)	(693,607)	(6,902)
Entegris, Inc.	Morgan Stanley	(2,450)	(137,794)	(109,687)	28,017
First Solar, Inc.	Morgan Stanley	(24,352)	(1,321,207)	(878,133)	435,581
FormFactor, Inc.	Morgan Stanley	(10,825)	(177,530)	(217,474)	(41,389)
MACOM Technology Solutions Holdings, Inc.	Morgan Stanley	(7,804)	(152,022)	(147,730)	3,519
Marvell Technology Group Ltd. (Bermuda)	Morgan Stanley	(41,351)	(1,100,289)	(935,773)	175,131
MaxLinear, Inc.	Morgan Stanley	(27,385)	(536,153)	(319,583)	213,521
Microchip Technology, Inc.	Morgan Stanley	(7,349)	(794,473)	(498,262)	291,350
MKS Instruments, Inc.	Morgan Stanley	(10,358)	(1,098,112)	(843,659)	245,717
ON Semiconductor Corp.	Morgan Stanley	(115,383)	(2,249,221)	(1,435,365)	801,109
Onto Innovation, Inc.	Morgan Stanley	(4,631)	(154,825)	(137,402)	16,534
Rambus, Inc.	Morgan Stanley	(30,450)	(355,714)	(337,995)	15,675

The accompanying notes are an integral part of the financial statements.

62

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Semtech Corp.	Morgan Stanley	(19,703)	$(957,902)	$(738,863)	$213,603
Silicon Laboratories, Inc.	Morgan Stanley	(1,257)	(143,142)	(107,360)	34,958
Xilinx, Inc.	Morgan Stanley	(8,092)	(617,738)	(630,690)	(16,463)

		(397,621)	(14,544,015)	(11,567,299)	2,898,674

Software & Services
2U, Inc.	Morgan Stanley	(32,097)	(605,140)	(681,098)	(83,538)
8x8, Inc.	Morgan Stanley	(85,846)	(2,025,498)	(1,189,826)	824,384
ACI Worldwide, Inc.	Morgan Stanley	(5,615)	(153,699)	(135,602)	17,213
Akamai Technologies, Inc.	Morgan Stanley	(3,735)	(351,755)	(341,715)	8,035
Altair Engineering, Inc., Class A	Morgan Stanley	(14,281)	(497,857)	(378,447)	116,936
Anaplan, Inc.	Morgan Stanley	(295)	(9,123)	(8,927)	132
ANSYS, Inc.	Morgan Stanley	(4,673)	(1,095,127)	(1,086,332)	2,582
Appian Corp.	Morgan Stanley	(5,887)	(353,573)	(236,834)	114,724
Autodesk, Inc.	Morgan Stanley	(479)	(96,733)	(74,772)	35,102
Avaya Holdings Corp.	Morgan Stanley	(95,924)	(1,216,972)	(776,025)	434,044
Benefitfocus, Inc.	Morgan Stanley	(33,363)	(835,367)	(297,264)	533,361
BlackBerry Ltd. (Canada)	Morgan Stanley	(122,349)	(812,254)	(505,301)	302,342
Bottomline Technologies DE, Inc.	Morgan Stanley	(2,659)	(131,177)	(97,452)	32,969
Cadence Design Systems, Inc.	Morgan Stanley	(2,240)	(142,934)	(147,930)	(5,818)
Ceridian HCM Holding, Inc.	Morgan Stanley	(15,396)	(1,112,207)	(770,878)	338,484
Conduent, Inc.	Morgan Stanley	(154,241)	(1,012,284)	(377,890)	628,650
CoreLogic, Inc.	Morgan Stanley	(13,520)	(651,846)	(412,901)	238,950
Dropbox, Inc., Class A	Morgan Stanley	(18,490)	(360,896)	(334,669)	26,330
DXC Technology Co.	Morgan Stanley	(6,485)	(183,646)	(84,629)	99,222
Elastic NV (Netherlands)	Morgan Stanley	(2,088)	(141,377)	(116,531)	28,565
Envestnet, Inc.	Morgan Stanley	(10,294)	(687,385)	(553,611)	130,034
Evo Payments, Inc., Class A	Morgan Stanley	(1,438)	(33,872)	(22,001)	11,982
Fair Isaac Corp.	Morgan Stanley	(43)	(13,493)	(13,231)	173
FireEye, Inc.	Morgan Stanley	(42,192)	(633,661)	(446,391)	183,669
Five9, Inc.	Morgan Stanley	(3,777)	(279,925)	(288,789)	(10,462)
ForeScout Technologies, Inc.	Morgan Stanley	(3,313)	(115,756)	(104,658)	12,948
Fortinet, Inc.	Morgan Stanley	(3,380)	(336,043)	(341,955)	(7,827)
Guidewire Software, Inc.	Morgan Stanley	(12,976)	(1,434,881)	(1,029,127)	404,835
Intuit, Inc.	Morgan Stanley	(1,146)	(340,854)	(263,580)	77,276
LivePerson, Inc.	Morgan Stanley	(24,107)	(767,884)	(548,434)	215,089
LogMeIn, Inc.	Morgan Stanley	(1,415)	(113,779)	(117,841)	(4,982)
MAXIMUS, Inc.	Morgan Stanley	(5,704)	(433,007)	(331,973)	96,686
New Relic, Inc.	Morgan Stanley	(12,011)	(738,797)	(555,389)	179,519
NIC, Inc.	Morgan Stanley	(645)	(13,705)	(14,835)	(1,221)
Nutanix, Inc., Class A	Morgan Stanley	(40,549)	(774,674)	(640,674)	129,601
Palo Alto Networks, Inc.	Morgan Stanley	(6,000)	(1,367,669)	(983,760)	376,153
Perficient, Inc.	Morgan Stanley	(6,867)	(277,448)	(186,027)	89,837
Ping Identity Holding Corp.	Morgan Stanley	(5,570)	(105,464)	(111,511)	(6,658)
Pluralsight, Inc., Class A	Morgan Stanley	(15,201)	(247,425)	(166,907)	79,104
PROS Holdings, Inc.	Morgan Stanley	(4,038)	(180,259)	(125,299)	53,926

The accompanying notes are an integral part of the financial statements.

63

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Software & Services — (continued)
RealPage, Inc.	Morgan Stanley	(1,350)	$(82,435)	$(71,456)	$10,763
Slack Technologies, Inc., Class A	Morgan Stanley	(20,912)	(475,461)	(561,278)	(88,522)
Splunk, Inc.	Morgan Stanley	(3,682)	(496,699)	(464,779)	29,812
SVMK, Inc.	Morgan Stanley	(4,393)	(77,199)	(59,349)	18,963
Switch, Inc., Class A	Morgan Stanley	(76,981)	(1,243,140)	(1,110,836)	120,885
Synopsys, Inc.	Morgan Stanley	(8,633)	(1,162,793)	(1,111,844)	44,353
Tenable Holdings, Inc.	Morgan Stanley	(9,935)	(229,923)	(217,179)	11,510
TiVo Corp.	Morgan Stanley	(26,514)	(204,260)	(187,719)	14,261
Trade Desk, Inc. (The), Class A	Morgan Stanley	(7,549)	(2,137,125)	(1,456,957)	667,440
Tucows, Inc., Class A	Morgan Stanley	(1,836)	(96,171)	(88,605)	7,009
Twilio, Inc., Class A	Morgan Stanley	(4,600)	(558,389)	(411,654)	147,419
Upland Software, Inc.	Morgan Stanley	(1,752)	(68,268)	(46,989)	20,938
Varonis Systems, Inc.	Morgan Stanley	(6,512)	(453,839)	(414,619)	36,650
VeriSign, Inc.	Morgan Stanley	(1,341)	(238,738)	(241,500)	(4,128)
VMware, Inc., Class A	Morgan Stanley	(6,760)	(898,025)	(818,636)	74,292
Yext, Inc.	Morgan Stanley	(40,231)	(612,998)	(409,954)	199,560
Zscaler, Inc.	Morgan Stanley	(8,130)	(419,920)	(494,792)	(79,834)
Zuora, Inc., Class A	Morgan Stanley	(39,219)	(560,459)	(315,713)	241,560

		(1,090,659)	(30,701,288)	(23,384,875)	7,175,282

Technology Hardware & Equipment
3D Systems Corp.	Morgan Stanley	(45,429)	(366,612)	(350,258)	14,311
ADTRAN, Inc.	Morgan Stanley	(17,757)	(198,195)	(136,374)	57,490
Celestica, Inc. (Canada)	Morgan Stanley	(32,292)	(221,453)	(113,022)	107,164
CommScope Holding Co., Inc.	Morgan Stanley	(30,802)	(393,522)	(280,606)	110,675
Dell Technologies, Inc., Class C	Morgan Stanley	(6,230)	(246,449)	(246,397)	(1,355)
Dolby Laboratories, Inc., Class A	Morgan Stanley	(3,463)	(248,273)	(187,729)	59,024
Extreme Networks, Inc.	Morgan Stanley	(45,064)	(289,078)	(139,248)	148,181
Fabrinet (Cayman Islands)	Morgan Stanley	(8,657)	(538,529)	(472,326)	63,213
FARO Technologies, Inc.	Morgan Stanley	(2,256)	(114,565)	(100,392)	13,571
Fitbit, Inc., Class A	Morgan Stanley	(12,517)	(37,301)	(83,363)	(46,825)
II-VI, Inc.	Morgan Stanley	(48,183)	(1,618,189)	(1,373,216)	235,979
Infinera Corp.	Morgan Stanley	(171,083)	(925,342)	(906,740)	13,088
Inseego Corp.	Morgan Stanley	(22,544)	(131,916)	(140,449)	(9,293)
Insight Enterprises, Inc.	Morgan Stanley	(14,428)	(898,071)	(607,852)	285,122
KEMET Corp.	Morgan Stanley	(16,960)	(432,792)	(409,754)	20,575
Littelfuse, Inc.	Morgan Stanley	(6,483)	(1,183,242)	(864,962)	305,659
MTS Systems Corp.	Morgan Stanley	(1,663)	(65,956)	(37,418)	27,711
NETGEAR, Inc.	Morgan Stanley	(11,942)	(295,524)	(272,755)	21,083
NetScout Systems, Inc.	Morgan Stanley	(4,590)	(106,686)	(108,645)	(2,842)
nLight, Inc.	Morgan Stanley	(28,670)	(460,440)	(300,748)	157,072
Novanta, Inc. (Canada)	Morgan Stanley	(8,669)	(723,428)	(692,480)	26,742
PC Connection, Inc.	Morgan Stanley	(218)	(8,271)	(8,984)	(773)
Plantronics, Inc.	Morgan Stanley	(10,058)	(123,960)	(101,183)	21,868
Plexus Corp.	Morgan Stanley	(8,018)	(504,893)	(437,462)	65,763
Stratasys Ltd. (Israel)	Morgan Stanley	(30,190)	(673,931)	(481,531)	188,572
ViaSat, Inc.	Morgan Stanley	(1,427)	(86,445)	(51,258)	34,685

The accompanying notes are an integral part of the financial statements.

64

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Technology Hardware & Equipment — (continued)
Western Digital Corp.	Morgan Stanley	(20,250)	$(1,182,540)	$(842,805)	$317,820

		(609,843)	(12,075,603)	(9,747,957)	2,234,280

Telecommunication Services
ATN International, Inc.	Morgan Stanley	(2,561)	(148,516)	(150,356)	(4,013)
Bandwidth, Inc., Class A	Morgan Stanley	(7,585)	(584,050)	(510,395)	69,634
Boingo Wireless, Inc.	Morgan Stanley	(49,296)	(672,893)	(523,031)	146,040
CenturyLink, Inc.	Morgan Stanley	(10,806)	(98,890)	(102,225)	(3,908)
Rogers Communications, Inc., Class B (Canada)	Morgan Stanley	(3,479)	(167,624)	(144,483)	20,045
Shenandoah Telecommunications Co.	Morgan Stanley	(5,583)	(247,037)	(274,963)	(29,337)
Sprint Corp.	Morgan Stanley	(279,720)	(1,841,829)	(2,411,186)	(593,807)
United States Cellular Corp.	Morgan Stanley	(1,294)	(38,777)	(37,901)	643
Vonage Holdings Corp.	Morgan Stanley	(107,784)	(926,135)	(779,278)	143,046

		(468,108)	(4,725,751)	(4,933,818)	(251,657)

Transportation
Air Transport Services Group, Inc.	Morgan Stanley	(33,369)	(667,588)	(609,985)	54,036
Allegiant Travel Co.	Morgan Stanley	(3,336)	(497,152)	(272,885)	219,742
Atlas Air Worldwide Holdings, Inc.	Morgan Stanley	(12,456)	(315,400)	(319,746)	(6,144)
FedEx Corp.	Morgan Stanley	(17,940)	(2,849,304)	(2,175,404)	644,028
Golden Ocean Group Ltd. (Bermuda)	Morgan Stanley	(1,183)	(4,106)	(3,703)	345
Hawaiian Holdings, Inc.	Morgan Stanley	(20,272)	(548,966)	(211,640)	329,340
Heartland Express, Inc.	Morgan Stanley	(8,530)	(174,530)	(158,402)	14,878
Knight-Swift Transportation Holdings, Inc.	Morgan Stanley	(636)	(20,871)	(20,861)	(121)
Marten Transport Ltd.	Morgan Stanley	(1,602)	(32,442)	(32,873)	(679)
Matson, Inc.	Morgan Stanley	(12,309)	(450,621)	(376,902)	66,056
Ryder System, Inc.	Morgan Stanley	(37,747)	(1,817,762)	(998,031)	770,069
Saia, Inc.	Morgan Stanley	(9,086)	(774,319)	(668,184)	102,515
SkyWest, Inc.	Morgan Stanley	(11,827)	(673,638)	(309,749)	355,568
United Parcel Service, Inc., Class B	Morgan Stanley	(13,431)	(1,258,974)	(1,254,724)	(2,890)
Universal Logistics Holdings, Inc.	Morgan Stanley	(58)	(771)	(760)	(6)

		(183,782)	(10,086,444)	(7,413,849)	2,546,737

Utilities
Algonquin Power & Utilities Corp. (Canada)	Morgan Stanley	(1,143)	(14,166)	(15,316)	(1,333)
ALLETE, Inc.	Morgan Stanley	(4,374)	(351,766)	(265,414)	81,766
Atmos Energy Corp.	Morgan Stanley	(2,992)	(334,025)	(296,896)	35,897
Avangrid, Inc.	Morgan Stanley	(6,548)	(332,078)	(286,671)	36,410
Black Hills Corp.	Morgan Stanley	(16,109)	(1,246,746)	(1,031,459)	197,522
CenterPoint Energy, Inc.	Morgan Stanley	(25,922)	(725,559)	(400,495)	308,438
Clearway Energy, Inc., Class A	Morgan Stanley	(1,280)	(24,356)	(21,978)	2,227
DTE Energy Co.	Morgan Stanley	(12,461)	(1,517,217)	(1,183,421)	308,352
Edison International	Morgan Stanley	(17,137)	(1,211,461)	(938,936)	244,387
Exelon Corp.	Morgan Stanley	(24,863)	(1,234,817)	(915,207)	329,419
Fortis, Inc. (Canada)	Morgan Stanley	(8,051)	(334,351)	(310,366)	18,658

The accompanying notes are an integral part of the financial statements.

65

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Concluded)

March 31, 2020

(Unaudited)

Total Return Swaps (concluded)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Utilities — (continued)
National Fuel Gas Co.	Morgan Stanley	(9,063)	$(424,392)	$(337,959)	$72,190
New Jersey Resources Corp.	Morgan Stanley	(839)	(27,096)	(28,501)	(1,571)
NorthWestern Corp.	Morgan Stanley	(4,340)	(328,317)	(259,662)	64,892
ONE Gas, Inc.	Morgan Stanley	(1,077)	(94,165)	(90,059)	3,560
Ormat Technologies, Inc.	Morgan Stanley	(1,725)	(115,528)	(116,714)	(1,943)
Pinnacle West Capital Corp.	Morgan Stanley	(9,457)	(873,910)	(716,746)	150,068
Portland General Electric Co.	Morgan Stanley	(7,367)	(413,985)	(353,174)	52,992
PPL Corp.	Morgan Stanley	(51,952)	(1,752,706)	(1,282,175)	440,268
Sempra Energy	Morgan Stanley	(717)	(86,267)	(81,014)	4,752
SJW Group.	Morgan Stanley	(741)	(44,711)	(42,808)	1,637
South Jersey Industries, Inc.	Morgan Stanley	(8,426)	(222,039)	(210,650)	8,412
Southwest Gas Holdings, Inc.	Morgan Stanley	(13,367)	(1,116,561)	(929,809)	169,939
Spire, Inc.	Morgan Stanley	(7,931)	(660,113)	(590,701)	55,455
Sunnova Energy International, Inc.	Morgan Stanley	(717)	(7,845)	(7,220)	567
Unitil Corp.	Morgan Stanley	(54)	(2,739)	(2,825)	(115)

		(238,653)	(13,496,916)	(10,716,176)	2,582,846

Total Reference Entity — Short			(283,661,732)	(205,653,719)	75,635,029

Net Value of Reference Entity			$(13,160,873)	$10,520,721	$23,339,226

*	Includes $(342,368) related to open trades, dividends receivables/payables and swap receivables/payables activities.

The accompanying notes are an integral part of the financial statements.

66

GOTHAM NEUTRAL FUND

Portfolio of Investments

March 31, 2020

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 120.0%
COMMON STOCKS — 120.0%
Automobiles & Components — 1.3%
Adient PLC (Ireland)†*	6,797	$61,649
Aptiv PLC (Jersey)†	2,104	103,601
BorgWarner, Inc.†	21,375	520,909
Fiat Chrysler Automobiles NV (Netherlands)†	37,832	272,012
General Motors Co.†	17,494	363,525
Gentherm, Inc.†*	1,059	33,253
Magna International, Inc. (Canada)†	9,599	306,400
Visteon Corp.†*	2,121	101,765

		1,763,114

Capital Goods — 17.2%
3M Co.†	5,572	760,634
A.O. Smith Corp.†	8,128	307,320
Advanced Drainage Systems, Inc.	624	18,371
AECOM†*	3,403	101,580
Aerojet Rocketdyne Holdings, Inc.†*	1,702	71,195
Albany International Corp., Class A†	3,838	181,653
Allegion PLC (Ireland)†	3,008	276,796
Altra Industrial Motion Corp.†	1,899	33,214
AMETEK, Inc.†	4,191	301,836
Arconic, Inc.†	36,954	593,481
Arcosa, Inc.†	1,595	63,385
Armstrong World Industries, Inc.†	1,434	113,888
Atkore International Group, Inc.†*	3,231	68,077
AZZ, Inc.	10	281
Ballard Power Systems, Inc. (Canada)*	274	2,085
Bloom Energy Corp., Class A†*	24,241	126,780
BMC Stock Holdings, Inc.†*	9,801	173,772
Builders FirstSource, Inc.†*	29,150	356,504
CAE, Inc. (Canada)†	2,660	33,569
Carlisle Cos., Inc.†	1,567	196,314
Colfax Corp.†*	11,266	223,067
Columbus McKinnon Corp.†	1,598	39,950
Crane Co.†	2,753	135,393
Cummins, Inc.†	3,640	492,565
Curtiss-Wright Corp.†	1,809	167,170
Deere & Co.	562	77,646
Donaldson Co., Inc.	715	27,620
Douglas Dynamics, Inc.	332	11,789
Dover Corp.†	3,928	329,716
Eaton Corp. PLC (Ireland)†	6,364	494,419
EMCOR Group, Inc.†	4,726	289,798

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Emerson Electric Co.†	16,006	$762,686
Energy Recovery, Inc.*	164	1,220
Enerpac Tool Group Corp.	204	3,376
Flowserve Corp.†	8,355	199,601
Fortive Corp.†	3,669	202,492
Fortune Brands Home & Security, Inc.†	8,064	348,768
FuelCell Energy, Inc.*	38,096	57,525
Generac Holdings, Inc.*	135	12,578
General Dynamics Corp.†	3,928	519,714
Gibraltar Industries, Inc.†*	2,900	124,468
GMS, Inc.†*	10,573	166,313
GrafTech International Ltd.†	14,062	114,183
Hexcel Corp.†	4,903	182,343
Honeywell International, Inc.†	6,068	811,838
Hubbell, Inc.†	3,733	428,324
Huntington Ingalls Industries, Inc.	62	11,297
IDEX Corp.†.	2,010	277,601
IES Holdings, Inc.*	36	635
Illinois Tool Works, Inc.†	2,999	426,218
Ingersoll Rand, Inc.†*	12,987	322,078
ITT, Inc.†	10,671	484,037
JELD-WEN Holding, Inc.†*	14,597	142,029
Kaman Corp.†	1,835	70,592
Lennox International, Inc.	806	146,523
Lockheed Martin Corp.†	1,697	575,198
Manitowoc Co., Inc. (The)†*	4,107	34,910
Masco Corp.†	14,254	492,761
Masonite International Corp. (Canada)*	272	12,906
MasTec, Inc.†*	10,943	358,164
Middleby Corp. (The)†*	1,654	94,080
Miller Industries, Inc.	6	170
MRC Global, Inc.†*	15,430	65,732
MSC Industrial Direct Co., Inc., Class A	614	33,752
Mueller Industries, Inc.†	2,228	53,338
National Presto Industries, Inc.	14	991
Navistar International Corp.†*	8,659	142,787
Northrop Grumman Corp.†	2,009	607,823
NOW, Inc.†*	19,919	102,782
nVent Electric PLC (Ireland)†	4,354	73,452
Owens Corning†	13,054	506,626
PACCAR, Inc.†	3,059	186,997

The accompanying notes are an integral part of the financial statements.

67

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Patrick Industries, Inc.	115	$3,238
Pentair PLC (Ireland)†	1,823	54,252
Quanex Building Products Corp.	53	534
Raytheon Co.†	7,433	974,838
Regal Beloit Corp.†	5,039	317,205
Rexnord Corp.†	9,751	221,055
Sensata Technologies Holding PLC (United Kingdom)†*	4,243	122,750
Simpson Manufacturing Co., Inc.†	3,117	193,192
SiteOne Landscape Supply, Inc.†*	6,648	489,426
Snap-on, Inc.†	1,364	148,430
Spartan Motors, Inc.	533	6,881
Spirit AeroSystems Holdings, Inc., Class A†	6,016	143,963
SPX Corp.†*	2,130	69,523
SPX FLOW, Inc.†*	6,891	195,842
Stanley Black & Decker, Inc.†	7,363	736,300
Systemax, Inc.	5	89
Terex Corp.†	3,202	45,981
Textron, Inc.	979	26,110
Timken Co. (The)†	5,577	180,360
TPI Composites, Inc.†*	2,071	30,609
Trane Technologies PLC (Ireland)†	13,930	1,150,479
TransDigm Group, Inc.	884	283,048
TriMas Corp.*	12	277
Triumph Group, Inc.	3	20
United Rentals, Inc.†*	2,097	215,781
United Technologies Corp.†	8,362	788,787
Universal Forest Products, Inc.†	8,475	315,185
Wabash National Corp.†	13,617	98,315
WABCO Holdings, Inc.*	307	41,460
Watsco, Inc.	251	39,666
Watts Water Technologies, Inc., Class A†	1,422	120,372
Welbilt, Inc.*	423	2,170
Westinghouse Air Brake Technologies Corp.†	5,797	279,010
Woodward, Inc.†	1,761	104,674
WW Grainger, Inc.	145	36,032
Xylem, Inc.†	3,138	204,378

		22,869,008

Commercial & Professional Services — 3.6%
ABM Industries, Inc.†	2,264	55,151
ACCO Brands Corp.	227	1,146

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Advanced Disposal Services, Inc.†*	1,936	$63,501
ASGN, Inc.†*	1,369	48,353
Brady Corp., Class A†	1,793	80,918
CBIZ, Inc.†*	1,726	36,108
Cimpress PLC (Ireland)†*	4,478	238,230
Cintas Corp.†	2,798	484,670
Clean Harbors, Inc.†*	5,363	275,336
Deluxe Corp.†	8,423	218,408
FTI Consulting, Inc.†*	2,659	318,468
Heritage-Crystal Clean, Inc.*	39	633
Herman Miller, Inc.†	3,425	76,035
HNI Corp.	457	11,512
Huron Consulting Group, Inc.*	373	16,919
IAA, Inc.†*	1,354	40,566
IHS Markit Ltd. (Bermuda)	757	45,420
Interface, Inc.	409	3,092
ManpowerGroup, Inc.†	8,846	468,750
Nielsen Holdings PLC (United Kingdom)†	2,804	35,162
Republic Services, Inc.†	2,607	195,681
Ritchie Bros Auctioneers, Inc. (Canada)†	2,819	96,353
Robert Half International, Inc.†	5,115	193,091
SP Plus Corp.†*	3,546	73,580
Stantec, Inc. (Canada)	294	7,515
Steelcase, Inc., Class A†	11,933	117,779
Tetra Tech, Inc.†	3,086	217,933
Thomson Reuters Corp. (Canada)†	7,716	523,608
TransUnion†	4,248	281,133
TriNet Group, Inc.†*	1,354	50,992
UniFirst Corp.†	1,893	286,013
Waste Management, Inc.†	2,896	268,054

		4,830,110

Consumer Durables & Apparel — 6.3%
BRP, Inc., sub-voting shares (Canada)	19	311
Brunswick Corp.†	11,337	400,990
Capri Holdings Ltd. (British Virgin Islands)†*	5,868	63,316
Carter’s, Inc.	280	18,404
Crocs, Inc.†*	2,627	44,633
DR Horton, Inc.†	4,165	141,610
Garmin Ltd. (Switzerland)†	4,006	300,290
Hanesbrands, Inc.†	20,881	164,334

The accompanying notes are an integral part of the financial statements.

68

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Installed Building Products, Inc.†	3,049	$121,564
La-Z-Boy, Inc.†	1,240	25,482
Leggett & Platt, Inc.†	14,455	385,659
Malibu Boats, Inc., Class A*	501	14,424
Mattel, Inc.†*	38,484	339,044
Mohawk Industries, Inc.†*	10,130	772,311
Newell Brands, Inc.†	39,249	521,227
NIKE, Inc., Class B†	9,408	778,418
Oxford Industries, Inc.	212	7,687
Polaris, Inc.†	5,915	284,807
PulteGroup, Inc.†	7,674	171,284
PVH Corp.†	8,671	326,376
Ralph Lauren Corp.†	12,916	863,176
Skyline Champion Corp.†*	5,773	90,521
Sonos, Inc.†*	9,083	77,024
Steven Madden Ltd.†	12,096	280,990
Tapestry, Inc.†	12,147	157,304
Tempur Sealy International, Inc.†*	9,440	412,622
TopBuild Corp.†*	9,272	664,246
Under Armour, Inc., Class C†*	23,271	187,564
Universal Electronics, Inc.*	709	27,204
VF Corp.†	8,436	456,219
Whirlpool Corp.†	2,664	228,571

		8,327,612

Consumer Services — 3.8%
Bloomin’ Brands, Inc.†	20,879	149,076
Boyd Gaming Corp.†	9,836	141,835
Cheesecake Factory, Inc. (The)†	4,020	68,662
Choice Hotels International, Inc.†	1,435	87,894
Cracker Barrel Old Country Store, Inc.†	2,693	224,111
Denny’s Corp.*	78	599
Dine Brands Global, Inc.	11	315
Dunkin’ Brands Group, Inc.†	595	31,594
frontdoor, Inc.†*	2,351	81,768
Hilton Worldwide Holdings, Inc.†	6,392	436,190
Hyatt Hotels Corp., Class A†	9,752	467,121
Jack in the Box, Inc.†	3,355	117,593
Las Vegas Sands Corp.†	2,816	119,595
Laureate Education, Inc., Class A†*	11,189	117,596
Marriott International, Inc., Class A†	3,217	240,664
McDonald’s Corp.†	3,185	526,640
MGM Resorts International†	26,143	308,487
Perdoceo Education Corp.†*	11,530	124,409

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Restaurant Brands International, Inc. (Canada)†	8,726	$349,302
Royal Caribbean Cruises Ltd. (Liberia)	934	30,047
SeaWorld Entertainment, Inc.†*	5,282	58,208
Starbucks Corp.†	3,935	258,687
Strategic Education, Inc.†	2,417	337,800
Texas Roadhouse, Inc.†	3,401	140,461
WW International, Inc.†*	2,965	50,138
Wyndham Hotels & Resorts, Inc.†	6,103	192,306
Yum! Brands, Inc.†	6,424	440,237

		5,101,335

Energy — 8.6%
Apache Corp.†	30,059	125,647
Cactus, Inc., Class A†	3,897	45,205
Canadian Natural Resources Ltd. (Canada)†	10,355	140,310
Cenovus Energy, Inc. (Canada)†	26,976	54,492
Chevron Corp.†	24,402	1,768,169
Concho Resources, Inc.†	18,560	795,296
ConocoPhillips†	26,762	824,270
Core Laboratories NV (Netherlands)†	10,607	109,676
CVR Energy, Inc.†	12,461	205,980
DHT Holdings, Inc. (Marshall Islands)†	25,937	198,937
DMC Global, Inc.†	3,565	82,031
Dorian LPG Ltd. (Marshall Islands)†*	4,925	42,897
Enbridge, Inc. (Canada)†	8,270	240,574
EOG Resources, Inc.†	16,372	588,082
Exxon Mobil Corp.†	11,402	432,934
Frank’s International NV (Netherlands)*	998	2,585
Halliburton Co.†	46,837	320,833
Helmerich & Payne, Inc.†	27,340	427,871
HollyFrontier Corp.†	12,481	305,909
Imperial Oil Ltd. (Canada)	573	6,458
Kinder Morgan, Inc.†	43,666	607,831
Magnolia Oil & Gas Corp., Class A†*	3,466	13,864
Marathon Petroleum Corp.†	14,095	332,924
National Oilwell Varco, Inc.†	73,964	727,066
Nordic American Tankers Ltd. (Bermuda)†	14,013	63,479
Patterson-UTI Energy, Inc.†	72,295	169,893
PDC Energy, Inc.†	19,158	118,971

The accompanying notes are an integral part of the financial statements.

69

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Phillips 66†	4,143	$222,272
Range Resources Corp.†	45,293	103,268
Renewable Energy Group, Inc.†*	2,406	49,395
Schlumberger Ltd. (Curacao)†	39,613	534,379
Suncor Energy, Inc. (Canada)†	19,372	306,078
TC Energy Corp. (Canada)†	1,615	71,544
TechnipFMC PLC (United Kingdom)†	55,527	374,252
Valero Energy Corp.†	14,631	663,662
Williams Cos., Inc. (The)†	21,827	308,852
World Fuel Services Corp.†	2,982	75,087

		11,460,973

Food & Staples Retailing — 0.7%
Kroger Co. (The)†	2,716	81,806
Rite Aid Corp.†*	5,737	86,055
Sprouts Farmers Market, Inc.†*	21,435	398,477
United Natural Foods, Inc.*	1,690	15,514
Walgreens Boots Alliance, Inc.	1,648	75,396
Walmart, Inc.†	2,939	333,929

		991,177

Food, Beverage & Tobacco — 7.8%
Altria Group, Inc.†	21,782	842,310
Archer-Daniels-Midland Co.†	18,306	644,005
Bunge Ltd. (Bermuda)†	9,633	395,242
Campbell Soup Co.†	25,517	1,177,865
Coca-Cola Co. (The)†	19,557	865,397
Coca-Cola Consolidated, Inc.	548	114,274
Conagra Brands, Inc.†	9,680	284,011
Constellation Brands, Inc., Class A†	3,570	511,795
Flowers Foods, Inc.†	2,705	55,507
Fresh Del Monte Produce, Inc. (Cayman Islands)†	1,815	50,112
General Mills, Inc.†	9,494	500,998
Hershey Co. (The)†	4,878	646,335
Hostess Brands, Inc.†*	9,831	104,799
Ingredion, Inc.	467	35,259
JM Smucker Co. (The)†	3,429	380,619
John B. Sanfilippo & Son, Inc.†	1,198	107,101
Kellogg Co.†	1,202	72,108
Keurig Dr Pepper, Inc.†	14,360	348,517
Lamb Weston Holdings, Inc.†	10,875	620,963
McCormick & Co., Inc., non-voting shares†	3,551	501,437
Molson Coors Beverage Co., Class B†	5,643	220,133

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Mondelez International, Inc., Class A†	7,691	$385,165
National Beverage Corp.†*	3,648	155,587
PepsiCo, Inc.	260	31,226
Philip Morris International, Inc.†	5,942	433,528
Pilgrim’s Pride Corp.†*	6,653	120,552
TreeHouse Foods, Inc.†*	2,857	126,137
Tyson Foods, Inc., Class A†	7,967	461,050
Vector Group Ltd.†	22,744	214,249

		10,406,281

Health Care Equipment & Services — 8.4%
Abbott Laboratories	565	44,584
Alcon, Inc. (Switzerland)†*	1,742	88,528
Allscripts Healthcare Solutions, Inc.†*	38,458	270,744
AmerisourceBergen Corp.†	1,768	156,468
AMN Healthcare Services, Inc.*	536	30,986
Apollo Medical Holdings, Inc.*	88	1,137
Cerner Corp.†	10,694	673,615
Cigna Corp.†	2,184	386,961
CONMED Corp.†	4,448	254,737
CVS Health Corp.†	5,192	308,041
Danaher Corp.†	1,621	224,363
DaVita, Inc.†*	11,178	850,199
DENTSPLY SIRONA, Inc.†	15,931	618,601
DexCom, Inc.†*	3,050	821,273
Envista Holdings Corp.†*	5,887	87,952
Haemonetics Corp.†*	1,638	163,243
Hanger, Inc.*	103	1,605
HCA Healthcare, Inc.†	2,499	224,535
Henry Schein, Inc.†*	8,899	449,577
HMS Holdings Corp.†*	14,538	367,375
Inogen, Inc.†*	1,620	83,689
Integer Holdings Corp.†*	2,255	141,749
Integra LifeSciences Holdings Corp.†*	4,559	203,651
Laboratory Corp. of America Holdings†*	1,516	191,607
Lantheus Holdings, Inc.†*	3,143	40,105
LivaNova PLC (United Kingdom)*	831	37,603
Magellan Health, Inc.†*	2,286	109,979
Masimo Corp.*	2	354
MEDNAX, Inc.†*	18,954	220,625
Medtronic PLC (Ireland)†	8,454	762,382
Natus Medical, Inc.†*	6,754	156,220

The accompanying notes are an integral part of the financial statements.

70

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Nevro Corp.*	659	$65,887
NextGen Healthcare, Inc.†*	9,155	95,578
Novocure Ltd. (Jersey)†*	4,872	328,080
Omnicell, Inc.†*	3,672	240,810
Owens & Minor, Inc.†	3,598	32,922
Patterson Cos., Inc.†	5,564	85,074
Quest Diagnostics, Inc.†	3,965	318,389
Select Medical Holdings Corp.†*	13,968	209,520
STERIS PLC (Ireland)†	749	104,838
Teladoc Health, Inc.†*	5,966	924,790
UnitedHealth Group, Inc.	468	116,710
Universal Health Services, Inc., Class B†	3,081	305,265
Vapotherm, Inc.*	125	2,354
West Pharmaceutical Services, Inc.†	955	145,399
Wright Medical Group NV (Netherlands)†*	1,981	56,756
Zimmer Biomet Holdings, Inc.†	1,364	137,873

		11,142,733

Household & Personal Products — 1.4%
Church & Dwight Co., Inc.†	1,800	115,524
Colgate-Palmolive Co.†	6,566	435,720
Coty, Inc., Class A†	62,989	325,023
Edgewell Personal Care Co.†*	2,651	63,836
elf Beauty, Inc.†*	7,516	73,957
Inter Parfums, Inc.	851	39,444
Kimberly-Clark Corp.†	1,850	236,560
Procter & Gamble Co. (The)†	4,598	505,780

		1,795,844

Materials — 12.1%
Alamos Gold, Inc., Class A (Canada)†	17,899	89,495
Allegheny Technologies, Inc.†*	27,396	232,866
Amcor PLC (Jersey)†	20,262	164,527
Ashland Global Holdings, Inc.†	10,798	540,656
Avery Dennison Corp.†	2,883	293,691
Axalta Coating Systems Ltd. (Bermuda)†*	23,927	413,219
Boise Cascade Co.†	2,939	69,889
Cabot Corp.†	5,252	137,182
Celanese Corp.†	3,320	243,655
Century Aluminum Co.†*	2,966	10,737
CF Industries Holdings, Inc.†	6,766	184,035
Chemours Co. (The)†	18,187	161,319

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Coeur Mining, Inc.†*	39,028	$125,280
Commercial Metals Co.†	27,924	440,920
Corteva, Inc.†	45,625	1,072,188
Crown Holdings, Inc.†	711	41,266
Dow, Inc.†	18,498	540,882
DuPont de Nemours, Inc.†	9,013	307,343
Eagle Materials, Inc.†	1,521	88,857
Eastman Chemical Co.†	6,141	286,048
Ecolab, Inc.†	1,809	281,897
Element Solutions, Inc.†*	10,770	90,037
Equinox Gold Corp. (Canada)*	305	2,022
First Majestic Silver Corp. (Canada)†*	36,138	223,694
FMC Corp.†	12,748	1,041,384
Forterra, Inc.*	12	72
Franco-Nevada Corp. (Canada)	1,075	106,984
FutureFuel Corp.	112	1,262
Graphic Packaging Holding Co.†	26,646	325,081
H.B. Fuller Co.†	5,046	140,935
Huntsman Corp.†	6,353	91,674
Innospec, Inc.†	1,743	121,121
International Flavors & Fragrances, Inc.†	3,380	345,030
International Paper Co.†	3,772	117,422
Kaiser Aluminum Corp.†	1,642	113,758
Kinross Gold Corp. (Canada)†*	49,325	196,314
Kirkland Lake Gold Ltd. (Canada)†	12,326	364,850
Kronos Worldwide, Inc.	632	5,334
Linde PLC (Ireland)†	2,628	454,644
LyondellBasell Industries NV, Class A (Netherlands)†	7,704	382,350
Martin Marietta Materials, Inc.†	2,261	427,849
Minerals Technologies, Inc.†	1,571	56,965
Mosaic Co. (The)†	12,901	139,589
NewMarket Corp.	820	313,953
Newmont Corp.†	13,587	615,219
Nucor Corp.†	4,865	175,237
Packaging Corp. of America†	2,808	243,819
Pan American Silver Corp. (Canada)†	25,643	367,464
PolyOne Corp.†	11,049	209,600
PPG Industries, Inc.†	7,055	589,798
Reliance Steel & Aluminum Co.†	7,420	649,918
Royal Gold, Inc.†	2,958	259,446
Schweitzer-Mauduit International, Inc.†	1,927	53,609

The accompanying notes are an integral part of the financial statements.

71

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Sealed Air Corp.†	3,631	$89,722
Silgan Holdings, Inc.†	1,331	38,626
Sonoco Products Co.†	2,119	98,216
Southern Copper Corp.†	3,484	98,109
SSR Mining, Inc. (Canada)†*	4,130	46,999
Summit Materials, Inc., Class A†*	22,560	338,400
Tredegar Corp.	135	2,110
Trinseo SA (Luxembourg)†	2,449	44,351
Verso Corp., Class A†*	10,183	114,864
Vulcan Materials Co.†	2,790	301,515
Westrock Co.†	4,649	131,381
Wheaton Precious Metals Corp. (Canada)†	9,306	256,194
Worthington Industries, Inc.†	1,342	35,228
Yamana Gold, Inc. (Canada)†	220,116	605,319

		16,153,420

Media & Entertainment — 2.7%
Alphabet, Inc., Class A*	113	131,300
AMC Entertainment Holdings, Inc., Class A†	9,941	31,414
Boston Omaha Corp., Class A*	38	688
Cars.com, Inc.†*	12,125	52,138
Charter Communications, Inc., Class A†*	1,094	477,323
Cinemark Holdings, Inc.	97	988
Comcast Corp., Class A†	4,064	139,720
Discovery, Inc., Class A†*	14,833	288,354
EverQuote, Inc., Class A†*	3,068	80,535
Interpublic Group of Cos., Inc. (The)†	42,295	684,756
MSG Networks, Inc., Class A†*	13,055	133,161
News Corp., Class A†	19,026	170,758
Omnicom Group, Inc.†	7,051	387,100
Scholastic Corp.	172	4,384
Take-Two Interactive Software, Inc.†*	3,149	373,503
TripAdvisor, Inc.†	19,671	342,079
Walt Disney Co. (The)†	2,258	218,123
Yelp, Inc.†*	7,930	142,978

		3,659,302

Pharmaceuticals, Biotechnology & Life Sciences — 8.2%
AbbVie, Inc.†	8,891	677,405
ACADIA Pharmaceuticals, Inc.*	40	1,690
Akcea Therapeutics, Inc.*	507	7,250
Alexion Pharmaceuticals, Inc.†*	3,495	313,816
Allergan PLC (Ireland)†	3,409	603,734

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Alnylam Pharmaceuticals, Inc.*	133	$14,477
Anika Therapeutics, Inc.†*	2,117	61,202
Arrowhead Pharmaceuticals, Inc.†*	10,751	309,306
Biogen, Inc.†*	6,197	1,960,607
Bio-Rad Laboratories, Inc., Class A†*	1,848	647,835
Bristol-Myers Squibb Co.†	1,784	99,440
Catalyst Pharmaceuticals, Inc.†*	2,047	7,881
Charles River Laboratories International, Inc.†*	2,412	304,419
ChemoCentryx, Inc.†*	1,137	45,685
Coherus Biosciences, Inc.†*	10,175	165,039
Corcept Therapeutics, Inc.†*	5,643	67,095
Eagle Pharmaceuticals, Inc.†*	4,048	186,208
Enanta Pharmaceuticals, Inc.†*	1,770	91,031
Gilead Sciences, Inc.†	6,421	480,034
ImmunoGen, Inc.*	1,066	3,635
Innoviva, Inc.†*	13,233	155,620
Inovio Pharmaceuticals, Inc.†*	18,648	138,741
Ionis Pharmaceuticals, Inc.†*	9,875	466,890
Ironwood Pharmaceuticals, Inc.†*	7,613	76,815
Johnson & Johnson†	3,740	490,426
Medpace Holdings, Inc.†*	7,303	535,894
Merck & Co., Inc.†	8,092	622,599
Moderna, Inc.†*	1,620	48,519
Natera, Inc.†*	2,901	86,624
Neurocrine Biosciences, Inc.†*	1,774	153,540
Odonate Therapeutics, Inc.	5	138
Pacira BioSciences, Inc.†*	7,442	249,530
PerkinElmer, Inc.	185	13,927
Pfizer, Inc.†	28,110	917,510
QIAGEN NV (Netherlands)†*	9,052	376,563
Repligen Corp.*	2	193
Supernus Pharmaceuticals, Inc.†*	5,132	92,325
United Therapeutics Corp.†*	3,419	324,207
Vanda Pharmaceuticals, Inc.†*	15,524	160,829

		10,958,679

Retailing — 10.3%
1-800-Flowers.com, Inc., Class A*	1,168	15,453
Advance Auto Parts, Inc.†	4,758	444,017
American Eagle Outfitters, Inc.†	30,510	242,555
Asbury Automotive Group, Inc.†*	1,170	64,619
AutoNation, Inc.†*	8,036	225,490
AutoZone, Inc.†*	394	333,324

The accompanying notes are an integral part of the financial statements.

72

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Best Buy Co., Inc.†	9,726	$554,382
Big Lots, Inc.†	7,112	101,133
Booking Holdings, Inc.*	861	1,158,321
Buckle, Inc. (The)†	5,477	75,090
Burlington Stores, Inc.†*	1,838	291,249
Camping World Holdings, Inc., Class A	8	46
Designer Brands, Inc., Class A	974	4,851
Dick’s Sporting Goods, Inc.	2,607	55,425
Dillard’s, Inc., Class A†	1,599	59,083
eBay, Inc.†	11,666	350,680
Expedia Group, Inc.†	12,036	677,266
Foot Locker, Inc.†	31,705	699,095
Gap, Inc. (The)†	52,412	368,980
Genuine Parts Co.†	6,805	458,181
Group 1 Automotive, Inc.†	4,700	208,022
Guess?, Inc.	520	3,520
Home Depot, Inc. (The)†	1,257	234,694
Kohl’s Corp.†	6,205	90,531
Lithia Motors, Inc., Class A†	786	64,287
LKQ Corp.†*	33,046	677,773
Macy’s, Inc.†	12,651	62,116
Murphy USA, Inc.†*	1,787	150,751
National Vision Holdings, Inc.†*	5,231	101,586
Nordstrom, Inc.†	3,027	46,434
Office Depot, Inc.	1,635	2,681
Ollie’s Bargain Outlet Holdings, Inc.†*	4,122	191,013
O’Reilly Automotive, Inc.*	718	216,154
Pool Corp.†	638	125,539
Qurate Retail, Inc.†*	5,168	31,551
RH†*	6,522	655,265
Ross Stores, Inc.†	5,750	500,078
Sally Beauty Holdings, Inc.†*	6,601	53,336
Shoe Carnival, Inc.	39	810
Signet Jewelers Ltd. (Bermuda)†	25,391	163,772
Sleep Number Corp.†*	4,353	83,403
Sonic Automotive, Inc., Class A†	3,455	45,882
Stamps.com, Inc.†*	3,233	420,549
Target Corp.†	5,944	552,614
TJX Cos., Inc. (The)†	36,335	1,737,176
Tractor Supply Co.†	4,794	405,333
Ulta Beauty, Inc.†*	2,286	401,650
Williams-Sonoma, Inc.†	5,568	236,751

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Zumiez, Inc.†*	4,780	$82,790

		13,725,301

Semiconductors & Semiconductor Equipment — 3.7%
Amkor Technology, Inc.†*	21,767	169,565
Applied Materials, Inc.†	12,664	580,265
Cirrus Logic, Inc.†*	11,441	750,873
Diodes, Inc.†*	3,743	152,097
Ichor Holdings Ltd. (Cayman Islands)*	31	594
Impinj, Inc.†*	2,324	38,834
Intel Corp.†	6,422	347,559
Lam Research Corp.†	389	93,360
Lattice Semiconductor Corp.†*	29,410	524,086
PDF Solutions, Inc.*	182	2,133
Photronics, Inc.†*	2,082	21,361
Qorvo, Inc.†*	10,521	848,308
QUALCOMM, Inc.	439	29,698
Skyworks Solutions, Inc.†	1,810	161,778
Synaptics, Inc.†*	13,172	762,264
Teradyne, Inc.†	824	44,636
Texas Instruments, Inc.†	331	33,077
Ultra Clean Holdings, Inc.†*	5,783	79,805
Universal Display Corp.†	2,559	337,225

		4,977,518

Software & Services — 8.9%
Accenture PLC, Class A (Ireland)†	2,572	419,905
Alarm.com Holdings, Inc.†*	2,153	83,773
Alliance Data Systems Corp.†	2,294	77,193
Alteryx, Inc., Class A†*	5,569	530,002
Amdocs, Ltd. (Guernsey)†	7,021	385,944
Aspen Technology, Inc.†*	1,743	165,707
Automatic Data Processing, Inc.	428	58,499
Blackbaud, Inc.†	1,251	69,493
Booz Allen Hamilton Holding Corp.†	1,443	99,048
CACI International, Inc., Class A†*	756	159,629
Cardtronics PLC, Class A (United Kingdom)*	568	11,883
CGI, Inc. (Canada)*	234	12,732
Citrix Systems, Inc.†	1,422	201,284
CommVault Systems, Inc.†*	3,182	128,807
Coupa Software, Inc.*	1,012	141,407
CSG Systems International, Inc.†	3,925	164,261
Descartes Systems Group, Inc. (The) (Canada)*	70	2,407

The accompanying notes are an integral part of the financial statements.

73

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Digital Turbine, Inc.†*	10,072	$43,410
Euronet Worldwide, Inc.*	1,212	103,893
FleetCor Technologies, Inc.†*	782	145,874
Gartner, Inc.*	969	96,483
GoDaddy, Inc., Class A†*	9,973	569,558
Hackett Group, Inc. (The)	407	5,177
International Business Machines Corp.†	5,899	654,376
Jack Henry & Associates, Inc.†	451	70,013
KBR, Inc.†	4,966	102,697
Leidos Holdings, Inc.†	9,386	860,227
Manhattan Associates, Inc.†*	717	35,721
ManTech International Corp., Class A†	1,040	75,577
MAXIMUS, Inc.†	2,502	145,616
MicroStrategy, Inc., Class A*	438	51,728
Mitek Systems, Inc.*	182	1,434
NIC, Inc.†	9,644	221,812
NortonLifeLock, Inc.†	69,306	1,296,715
Nuance Communications, Inc.†*	11,726	196,762
Open Text Corp. (Canada)†	4,605	160,807
Oracle Corp.†	10,700	517,131
Paychex, Inc.†	5,388	339,013
Paylocity Holding Corp.†*	2,735	241,555
PayPal Holdings, Inc.*	184	17,616
Perspecta, Inc.†	8,720	159,053
Progress Software Corp.†	3,489	111,648
PTC, Inc.†*	6,848	419,166
Qualys, Inc.†*	5,434	472,704
Sabre Corp.†	11,732	69,571
Science Applications International Corp.	583	43,509
SecureWorks Corp., Class A*	13	150
Sprout Social, Inc., Class A*	511	8,156
SPS Commerce, Inc.†*	9,054	421,102
Square, Inc., Class A†*	8,499	445,178
SS&C Technologies Holdings, Inc.†	10,111	443,064
SVMK, Inc.*	1,471	19,873
TiVo Corp.†	7,003	49,581
Verint Systems, Inc.†*	1,089	46,827
Virtusa Corp.*	982	27,889
Visa, Inc., Class A†	1,387	223,473
Western Union Co. (The)†	13,567	245,970

		11,872,083

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — 7.3%
Acacia Communications, Inc.†*	1,888	$126,836
Amphenol Corp., Class A†	3,617	263,607
Apple, Inc.†	2,236	568,592
Arrow Electronics, Inc.†*	3,490	181,026
Avnet, Inc.†	13,479	338,323
Badger Meter, Inc.†	2,131	114,222
Belden, Inc.†	2,624	94,674
CDW Corp.†	2,322	216,573
Celestica, Inc. (Canada)†*	1,393	4,876
Ciena Corp.†*	12,424	494,599
Cisco Systems, Inc.†	17,246	677,940
Comtech Telecommunications Corp.	224	2,977
Corning, Inc.†	6,553	134,599
Diebold Nixdorf, Inc.†*	17,151	60,372
EchoStar Corp., Class A†*	13,370	427,439
F5 Networks, Inc.†*	1,828	194,920
FLIR Systems, Inc.	179	5,708
Hewlett Packard Enterprise Co.†	20,940	203,327
HP, Inc.†	39,918	692,976
InterDigital, Inc.†	1,110	49,539
Juniper Networks, Inc.†	13,152	251,729
Keysight Technologies, Inc.†*	3,643	304,846
Lumentum Holdings, Inc.†*	12,387	912,922
Motorola Solutions, Inc.†	3,194	424,547
NCR Corp.†*	14,158	250,597
NetApp, Inc.†	7,760	323,514
OSI Systems, Inc.†*	2,965	204,348
Rogers Corp.	384	36,257
Sanmina Corp.†*	1,987	54,205
SYNNEX Corp.†	4,843	354,023
TE Connectivity Ltd. (Switzerland)†	2,790	175,714
Tech Data Corp.†*	672	87,931
Trimble, Inc.†*	2,773	88,265
TTM Technologies, Inc.†*	13,811	142,806
Ubiquiti, Inc.†	810	114,680
Vishay Intertechnology, Inc.†	9,422	135,771
Xerox Holdings Corp.†	44,841	849,289
Zebra Technologies Corp., Class A†*	1,108	203,429

		9,767,998

Telecommunication Services — 1.6%
AT&T, Inc.†	27,530	802,500
BCE, Inc. (Canada)	309	12,626
Cogent Communications Holdings, Inc.†	1,100	90,167

The accompanying notes are an integral part of the financial statements.

74

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Iridium Communications, Inc.†*	5,837	$130,340
Rogers Communications, Inc., Class B (Canada)†	1,051	43,648
T-Mobile US, Inc.†*	2,360	198,004
Verizon Communications, Inc.†	14,822	796,386

		2,073,671

Transportation — 4.7%
Alaska Air Group, Inc.†	23,818	678,098
ArcBest Corp.†	7,249	127,002
Canadian Pacific Railway Ltd. (Canada)†	996	218,712
CH Robinson Worldwide, Inc.†	2,360	156,232
CSX Corp.†	6,726	385,400
Delta Air Lines, Inc.†	30,152	860,236
Echo Global Logistics, Inc.†*	7,534	128,681
Expeditors International of Washington, Inc.†	8,105	540,766
Hub Group, Inc., Class A†*	3,844	174,787
JB Hunt Transport Services, Inc.†	2,649	244,317
JetBlue Airways Corp.†*	21,122	189,042
Kansas City Southern†	4,477	569,385
Landstar System, Inc.†	2,821	270,421
Norfolk Southern Corp.†	1,736	253,456
Schneider National, Inc., Class B†	10,720	207,325
Southwest Airlines Co.†	26,381	939,427
Union Pacific Corp.†	1,173	165,440
United Airlines Holdings, Inc.†*	4,408	139,072
Werner Enterprises, Inc.†	2,007	72,774

		6,320,573

Utilities — 1.4%
American Water Works Co., Inc.†	3,169	378,886
CMS Energy Corp.†	962	56,517
Evergy, Inc.†	6,763	372,303
MDU Resources Group, Inc.†	5,378	115,627
NRG Energy, Inc.†	7,757	211,456
OGE Energy Corp.†	1,817	55,836
Public Service Enterprise Group, Inc.†	3,327	149,416
Southern Co. (The)†	5,586	302,426
Vistra Energy Corp.†	9,730	155,291

		1,797,758

TOTAL COMMON STOCKS (Cost $188,933,989)		159,994,490

	Par Value	Value
CORPORATE BONDS AND NOTES — 0.0%
Capital Goods — 0.0%
Mueller Industries, Inc. 6.00%, 03/01/2027	$715	$645

TOTAL CORPORATE BONDS AND NOTES (Cost $715)		645

TOTAL LONG POSITIONS - 120.0%		159,995,135

(Cost $188,934,704)

	Number of Shares
SHORT POSITIONS — (95.1)%

COMMON STOCKS — (95.1)%
Automobiles & Components — (1.6)%
Cooper Tire & Rubber Co.	(1,891)	(30,823)
Dana, Inc.	(10,176)	(79,475)
Delphi Technologies PLC (Jersey)*	(29,218)	(235,205)
Dorman Products, Inc.*	(4,166)	(230,255)
Fox Factory Holding Corp.*	(6,707)	(281,694)
Gentex Corp.	(3,069)	(68,009)
Harley-Davidson, Inc.	(14,770)	(279,596)
LCI Industries	(1,228)	(82,067)
Lear Corp.	(2,917)	(237,006)
Tenneco, Inc., Class A	(11,069)	(39,849)
Thor Industries, Inc.	(9,873)	(416,443)
Winnebago Industries, Inc.	(5,306)	(147,560)

		(2,127,982)

Capital Goods — (6.3)%
AAON, Inc.	(3,695)	(178,542)
Aerovironment, Inc.*	(1,212)	(73,884)
Alamo Group, Inc.	(246)	(21,840)
Allison Transmission Holdings, Inc.	(13,103)	(427,289)
Ameresco, Inc., Class A*	(467)	(7,953)
Apogee Enterprises, Inc.	(75)	(1,561)
Argan, Inc.	(1,595)	(55,139)
Astec Industries, Inc.	(4,249)	(148,588)
Beacon Roofing Supply, Inc.*	(4,067)	(67,268)
Boeing Co. (The)	(9,087)	(1,355,235)
BWX Technologies, Inc.	(1,688)	(82,222)
Chart Industries, Inc.*	(3,249)	(94,156)
Comfort Systems USA, Inc.	(976)	(35,673)
Construction Partners, Inc., Class A*	(1,747)	(29,507)
Cubic Corp.	(3,435)	(141,900)
Dycom Industries, Inc.*	(3,261)	(83,645)
EnerSys	(6,043)	(299,249)

The accompanying notes are an integral part of the financial statements.

75

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
ESCO Technologies, Inc.	(1,001)	$(75,986)
Evoqua Water Technologies Corp.*	(8,467)	(94,915)
Fastenal Co.	(10,712)	(334,750)
Federal Signal Corp.	(5,535)	(150,995)
Gates Industrial Corp. PLC (United Kingdom)*	(4,610)	(34,022)
Gorman-Rupp Co. (The)	(12)	(374)
Graco, Inc.	(2,705)	(131,815)
Helios Technologies, Inc.	(2,679)	(101,588)
Hillenbrand, Inc.	(2,762)	(52,782)
Hyster-Yale Materials Handling, Inc.	(2,613)	(104,755)
John Bean Technologies Corp.	(1,521)	(112,965)
Kennametal, Inc.	(7,973)	(148,457)
Kratos Defense & Security Solutions, Inc.*	(14,755)	(204,209)
Lindsay Corp.	(820)	(75,096)
Maxar Technologies, Inc.	(13,048)	(139,353)
Mercury Systems, Inc.*	(2,870)	(204,746)
Meritor, Inc.*	(22,357)	(296,230)
Moog, Inc., Class A	(2,246)	(113,490)
Mueller Water Products, Inc., Class A	(28,953)	(231,914)
Nordson Corp.	(1,249)	(168,702)
NV5 Global, Inc.*	(3,639)	(150,254)
Parker-Hannifin Corp.	(275)	(35,676)
PGT Innovations, Inc.*	(4,853)	(40,717)
Proto Labs, Inc.*	(2,718)	(206,921)
Raven Industries, Inc.	(3,600)	(76,428)
RBC Bearings, Inc.*	(1,174)	(132,415)
Resideo Technologies, Inc.*	(32,194)	(155,819)
REV Group, Inc.	(8,260)	(34,444)
Sunrun, Inc.*	(47,985)	(484,648)
Textainer Group Holdings Ltd. (Bermuda)	(6,116)	(50,273)
Toro Co. (The)	(3,451)	(224,626)
Trex Co., Inc.*	(5,034)	(403,425)
Univar Solutions, Inc.*	(4,062)	(43,545)
Valmont Industries, Inc.	(38)	(4,027)
Vectrus, Inc.*	(286)	(11,843)
Vicor Corp.*	(8,652)	(385,360)
Vivint Solar, Inc.*	(18,718)	(81,798)

		(8,403,014)

Commercial & Professional Services — (2.6)%
BrightView Holdings, Inc.*	(45)	(498)
Brink’s Co. (The)	(1,509)	(78,543)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Casella Waste Systems, Inc., Class A*	(5,799)	$(226,509)
Copart, Inc.*	(12,569)	(861,228)
CoStar Group, Inc.*	(575)	(337,646)
Covanta Holding Corp.	(3,730)	(31,891)
Equifax, Inc.	(768)	(91,738)
Exponent, Inc.	(727)	(52,279)
Forrester Research, Inc.*	(2,528)	(73,893)
Harsco Corp.*	(6,079)	(42,371)
Insperity, Inc.	(8,185)	(305,300)
Korn Ferry	(4,008)	(97,475)
Matthews International Corp., Class A	(25)	(605)
MSA Safety, Inc.	(2,542)	(257,250)
Rollins, Inc.	(7,901)	(285,542)
US Ecology, Inc.	(3,151)	(95,790)
Verisk Analytics, Inc.	(3,991)	(556,266)
Waste Connections, Inc. (Canada)	(558)	(43,245)

		(3,438,069)

Consumer Durables & Apparel — (2.0)%
Acushnet Holdings Corp.	(130)	(3,344)
Callaway Golf Co.	(11,384)	(116,344)
Columbia Sportswear Co.	(2,003)	(139,749)
Deckers Outdoor Corp.*	(864)	(115,776)
G-III Apparel Group Ltd.*	(8,418)	(64,819)
Gildan Activewear, Inc. (Canada)	(3,071)	(39,186)
GoPro, Inc., Class A*	(67,828)	(177,709)
Hasbro, Inc.	(4,291)	(307,021)
Helen of Troy Ltd. (Bermuda)*	(939)	(135,244)
iRobot Corp.*	(8,617)	(352,435)
Levi Strauss & Co., Class A	(10,612)	(131,907)
Lululemon Athletica, Inc.*	(1,083)	(205,283)
Skechers U.S.A., Inc., Class A*	(9,489)	(225,269)
Wolverine World Wide, Inc.	(15,006)	(228,091)
YETI Holdings, Inc.*	(20,563)	(401,390)

		(2,643,567)

Consumer Services — (2.1)%
Aramark	(3,007)	(60,050)
Bright Horizons Family Solutions, Inc.*	(329)	(33,558)
Brinker International, Inc.	(9,045)	(108,630)
Churchill Downs, Inc.	(1,659)	(170,794)
Darden Restaurants, Inc.	(1,732)	(94,325)
Graham Holdings Co., Class B	(81)	(27,635)

The accompanying notes are an integral part of the financial statements.

76

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
K12, Inc.*	(3,108)	$(58,617)
Monarch Casino & Resort, Inc.*	(2,205)	(61,894)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(25,596)	(280,532)
Red Rock Resorts, Inc., Class A	(8,000)	(68,400)
Scientific Games Corp.*	(1,980)	(19,206)
ServiceMaster Global Holdings, Inc.*	(3,540)	(95,580)
Shake Shack, Inc., Class A*	(5,136)	(193,833)
Stars Group, Inc. (The) (Canada)*	(11,097)	(226,601)
Vail Resorts, Inc.	(3,005)	(443,868)
Wendy’s Co. (The)	(16,870)	(251,026)
Wingstop, Inc.	(7,287)	(580,774)

		(2,775,323)

Energy — (5.6)%
Archrock, Inc.	(26,741)	(100,546)
Cabot Oil & Gas Corp.	(9,067)	(155,862)
Cameco Corp. (Canada)	(7,192)	(54,947)
Clean Energy Fuels Corp.*	(1,272)	(2,264)
Delek US Holdings, Inc.	(19,369)	(305,255)
Diamondback Energy, Inc.	(12,416)	(325,299)
EQT Corp.	(42,897)	(303,282)
Equitrans Midstream Corp.	(98,324)	(494,570)
Hess Corp.	(37,066)	(1,234,298)
Marathon Oil Corp.	(210,771)	(693,437)
Noble Energy, Inc.	(28,527)	(172,303)
Northern Oil and Gas, Inc.*	(124,594)	(82,618)
Occidental Petroleum Corp.	(96,875)	(1,121,812)
ONEOK, Inc.	(16,086)	(350,836)
Par Pacific Holdings, Inc.*	(7,864)	(55,834)
Pembina Pipeline Corp. (Canada)	(11,348)	(213,456)
Pioneer Natural Resources Co.	(5,930)	(415,990)
RPC, Inc.	(22,877)	(47,127)
SEACOR Holdings, Inc.*	(5)	(135)
SFL Corp. Ltd. (Bermuda)	(13,191)	(124,919)
Solaris Oilfield Infrastructure, Inc., Class A	(14,404)	(75,621)
Southwestern Energy Co.*	(383,050)	(647,354)
Talos Energy, Inc.*	(595)	(3,421)
Targa Resources Corp.	(16,975)	(117,297)
WPX Energy, Inc.*	(113,897)	(347,386)

		(7,445,869)

Food & Staples Retailing — (0.1)%
BJ’s Wholesale Club Holdings, Inc.*	(1,472)	(37,492)
Casey’s General Stores, Inc.	(484)	(64,125)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
PriceSmart, Inc.	(145)	$(7,620)
US Foods Holding Corp.*	(3,963)	(70,184)
Village Super Market, Inc., Class A	(3)	(74)

		(179,495)

Food, Beverage & Tobacco — (4.4)%
B&G Foods, Inc.	(16,055)	(290,435)
Boston Beer Co., Inc. (The), Class A*	(3,034)	(1,115,177)
Brown-Forman Corp., Class B	(11,463)	(636,311)
Calavo Growers, Inc.	(368)	(21,230)
Darling Ingredients, Inc.*	(13,269)	(254,367)
Freshpet, Inc.*	(6,192)	(395,483)
Hain Celestial Group, Inc. (The)*	(2,293)	(59,549)
Hormel Foods Corp.	(23,707)	(1,105,695)
J&J Snack Foods Corp.	(337)	(40,777)
Kraft Heinz Co. (The)	(13,299)	(329,017)
Lancaster Colony Corp.	(264)	(38,185)
MGP Ingredients, Inc.	(3,906)	(105,032)
Monster Beverage Corp.*	(8,183)	(460,376)
Post Holdings, Inc.*	(6,197)	(514,165)
Primo Water Corp. (Canada)	(16,666)	(150,991)
Simply Good Foods Co. (The)*	(18,370)	(353,806)
Universal Corp.	(1,045)	(46,200)

		(5,916,796)

Health Care Equipment & Services — (9.5)%
Acadia Healthcare Co., Inc.*	(5,141)	(94,337)
Addus HomeCare Corp.*	(2,984)	(201,718)
Amedisys, Inc.*	(2,679)	(491,704)
Anthem, Inc.	(380)	(86,275)
AtriCure, Inc.*	(5,141)	(172,686)
Avanos Medical, Inc.*	(4,371)	(117,711)
Axogen, Inc.*	(17,209)	(178,974)
Baxter International, Inc.	(3,887)	(315,586)
Becton Dickinson and Co.	(788)	(181,059)
BioTelemetry, Inc.*	(3,627)	(139,676)
Cantel Medical Corp.	(10,111)	(362,985)
Cardiovascular Systems, Inc.*	(3,879)	(136,580)
Centene Corp.*	(15,170)	(901,250)
Chemed Corp.	(297)	(128,660)
Cooper Cos., Inc. (The)	(1,415)	(390,073)
Covetrus, Inc.*	(7,581)	(61,709)
Edwards Lifesciences Corp.*	(808)	(152,405)
Encompass Health Corp.	(15,098)	(966,725)
Ensign Group, Inc. (The)	(5,061)	(190,344)

The accompanying notes are an integral part of the financial statements.

77

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Evolent Health, Inc., Class A*	(26,934)	$(146,252)
Glaukos Corp.*	(12,047)	(371,770)
HealthEquity, Inc.*	(8,666)	(438,413)
Hill-Rom Holdings, Inc.	(1,675)	(168,505)
Hologic, Inc.*	(1,876)	(65,848)
Humana, Inc.	(671)	(210,707)
ICU Medical, Inc.*	(1,744)	(351,887)
IDEXX Laboratories, Inc.*	(702)	(170,052)
Inspire Medical Systems, Inc.*	(3,037)	(183,070)
iRhythm Technologies, Inc.*	(2,870)	(233,474)
LeMaitre Vascular, Inc.	(35)	(872)
LHC Group, Inc.*	(4,294)	(602,019)
Livongo Health, Inc.*	(1,185)	(33,808)
Merit Medical Systems, Inc.*	(17,274)	(539,813)
Mesa Laboratories, Inc.	(233)	(52,679)
Molina Healthcare, Inc.*	(547)	(76,421)
Neogen Corp.*	(1)	(67)
OraSure Technologies, Inc.*	(661)	(7,112)
Penumbra, Inc.*	(783)	(126,321)
PetIQ, Inc.*	(11,845)	(275,159)
Quidel Corp.*	(2,060)	(201,489)
RadNet, Inc.*	(6,225)	(65,425)
ResMed, Inc.	(2,927)	(431,118)
SI-BONE, Inc.*	(10)	(120)
Simulations Plus, Inc.	(17)	(594)
STAAR Surgical Co.*	(2,257)	(72,811)
Stryker Corp.	(368)	(61,268)
Surgery Partners, Inc.*	(251)	(1,639)
Tabula Rasa HealthCare, Inc.*	(8,196)	(428,569)
Tandem Diabetes Care, Inc.*	(7,366)	(474,002)
Tenet Healthcare Corp.*	(2,441)	(35,150)
US Physical Therapy, Inc.	(1,730)	(119,370)
Varex Imaging Corp.*	(38)	(863)
Varian Medical Systems, Inc.*	(4,051)	(415,876)
Veeva Systems, Inc., Class A*	(5,544)	(866,915)
Vocera Communications, Inc.*	(6,961)	(147,852)

		(12,647,767)

Household & Personal Products — (0.4)%
Central Garden & Pet Co., Class A*	(1,478)	(37,793)
Energizer Holdings, Inc.	(11,749)	(355,407)
WD-40 Co.	(1,124)	(225,755)

		(618,955)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (3.6)%
Albemarle Corp.	(5,808)	$(327,397)
Balchem Corp.	(907)	(89,539)
Berry Global Group, Inc.*	(25,975)	(875,617)
Cleveland-Cliffs, Inc.	(74,534)	(294,409)
Compass Minerals International, Inc.	(1,180)	(45,395)
Ferro Corp.*	(2,615)	(24,476)
Fortuna Silver Mines, Inc. (Canada)*	(53,535)	(123,666)
Freeport-McMoRan, Inc.	(22,993)	(155,203)
GCP Applied Technologies, Inc.*	(5,847)	(104,076)
Greif, Inc., Class A	(2,317)	(72,035)
Hecla Mining Co.	(23,390)	(42,570)
Hudbay Minerals, Inc. (Canada)	(1,875)	(3,562)
Livent Corp.*	(54,333)	(285,248)
Louisiana-Pacific Corp.	(38,243)	(657,015)
Methanex Corp. (Canada)	(8,134)	(98,991)
New Gold, Inc. (Canada)*	(504)	(257)
Norbord, Inc. (Canada)	(708)	(8,383)
Nutrien Ltd. (Canada)	(6,989)	(237,207)
O-I Glass, Inc.	(12,552)	(89,245)
Quaker Chemical Corp.	(1,731)	(218,591)
Scotts Miracle-Gro Co. (The)	(469)	(48,026)
Sherwin-Williams Co. (The)	(709)	(325,800)
Steel Dynamics, Inc.	(1,001)	(22,562)
Stepan Co.	(8)	(708)
Tronox Holdings PLC, Class A (United Kingdom)	(37,474)	(186,620)
United States Steel Corp.	(20,384)	(128,623)
Warrior Met Coal, Inc.	(5,693)	(60,460)
Westlake Chemical Corp.	(7,433)	(283,718)

		(4,809,399)

Media & Entertainment — (5.4)%
Activision Blizzard, Inc.	(604)	(35,926)
Altice USA, Inc., Class A*	(27,634)	(615,962)
AMC Networks, Inc., Class A*	(2,985)	(72,565)
ANGI Homeservices, Inc., Class A*	(5,705)	(29,951)
Cable One, Inc.	(259)	(425,799)
Eventbrite, Inc., Class A*	(2,489)	(18,170)
EW Scripps Co. (The), Class A	(8,015)	(60,433)
Glu Mobile, Inc.*	(9,167)	(57,660)
Gray Television, Inc.*	(4,226)	(45,387)
Live Nation Entertainment, Inc.*	(6,084)	(276,579)
Madison Square Garden Co. (The), Class A*	(1,638)	(346,289)
Meredith Corp.	(8,472)	(103,528)

The accompanying notes are an integral part of the financial statements.

78

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Nexstar Media Group, Inc., Class A	(9,016)	$(520,494)
Roku, Inc.*	(14,030)	(1,227,344)
Sciplay Corp., Class A*	(10)	(95)
Sinclair Broadcast Group, Inc., Class A	(35,683)	(573,783)
Sirius XM Holdings, Inc.	(52,006)	(256,910)
TEGNA, Inc.	(35,942)	(390,330)
Twitter, Inc.*	(6,819)	(167,475)
ViacomCBS, Inc., Class B	(101,313)	(1,419,395)
World Wrestling Entertainment, Inc., Class A	(16,228)	(550,616)

		(7,194,691)

Pharmaceuticals, Biotechnology & Life Sciences — (11.4)%
Acceleron Pharma, Inc.*	(440)	(39,543)
Aerie Pharmaceuticals, Inc.*	(3,290)	(44,415)
Agilent Technologies, Inc.	(8,968)	(642,288)
Aimmune Therapeutics, Inc.*	(865)	(12,473)
Akebia Therapeutics, Inc.*	(9,651)	(73,155)
Alector, Inc.*	(811)	(19,569)
Allogene Therapeutics, Inc.*	(6,736)	(130,948)
Amgen, Inc.	(4,656)	(943,911)
Amicus Therapeutics, Inc.*	(5,723)	(52,880)
Amneal Pharmaceuticals, Inc.*	(10,523)	(36,620)
ANI Pharmaceuticals, Inc.*	(1,976)	(80,502)
Arena Pharmaceuticals, Inc.*	(6,019)	(252,798)
Atreca, Inc., Class A*	(387)	(6,405)
Aurinia Pharmaceuticals, Inc. (Canada)*	(9,020)	(130,880)
Avantor, Inc.*	(4,517)	(56,417)
Avrobio, Inc.*	(428)	(6,660)
Axsome Therapeutics, Inc.*	(1,815)	(106,776)
Bausch Health Cos, Inc. (Canada)*	(38,637)	(598,873)
Bluebird Bio, Inc.*	(16,684)	(766,797)
Blueprint Medicines Corp.*	(1,424)	(83,276)
Bruker Corp.	(161)	(5,773)
Cara Therapeutics, Inc.*	(6,158)	(81,347)
CareDx, Inc.*	(9,602)	(209,612)
Castle Biosciences, Inc.*	(54)	(1,610)
Catalent, Inc.*	(8,894)	(462,043)
Codexis, Inc.*	(15,672)	(174,900)
Crinetics Pharmaceuticals, Inc.*	(27)	(397)
Deciphera Pharmaceuticals, Inc.*	(4,052)	(166,821)
Denali Therapeutics, Inc.*	(2,707)	(47,400)
Editas Medicine, Inc.*	(5,538)	(109,819)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Elanco Animal Health, Inc.*	(11,936)	$(267,247)
Emergent BioSolutions, Inc.*	(5,074)	(293,582)
Endo International PLC (Ireland)*	(43,819)	(162,130)
Epizyme, Inc.*	(7,891)	(122,389)
Esperion Therapeutics, Inc.*	(3,024)	(95,347)
Exelixis, Inc.*	(11,097)	(191,090)
Fate Therapeutics, Inc.*	(2,876)	(63,876)
FibroGen, Inc.*	(5,352)	(185,982)
Flexion Therapeutics, Inc.*	(570)	(4,486)
Gossamer Bio, Inc.*	(3,735)	(37,910)
Halozyme Therapeutics, Inc.*	(3,522)	(63,361)
Homology Medicines, Inc.*	(45)	(699)
Horizon Therapeutics PLC (Ireland)*	(8,114)	(240,337)
Illumina, Inc.*	(223)	(60,906)
Insmed, Inc.*	(4,583)	(73,465)
Intersect ENT, Inc.*	(6,216)	(73,660)
Intra-Cellular Therapies, Inc.*	(7,192)	(110,541)
Invitae Corp.*	(25,799)	(352,672)
IQVIA Holdings, Inc.*	(487)	(52,528)
Jazz Pharmaceuticals PLC (Ireland)*	(3,619)	(360,959)
Karuna Therapeutics, Inc.*	(236)	(16,992)
Ligand Pharmaceuticals, Inc.*	(4,608)	(335,094)
Luminex Corp.	(8,283)	(228,031)
MeiraGTx Holdings PLC (Cayman Islands)*	(73)	(981)
Mettler-Toledo International, Inc.*	(131)	(90,457)
Mirati Therapeutics, Inc.*	(1,055)	(81,098)
Mirum Pharmaceuticals, Inc.*	(27)	(378)
Mylan NV (Netherlands)*	(7,610)	(113,465)
Myovant Sciences Ltd. (Bermuda)*	(4,415)	(33,333)
Myriad Genetics, Inc.*	(23,626)	(338,088)
NanoString Technologies, Inc.*	(4,289)	(103,150)
Nektar Therapeutics*	(10,485)	(187,157)
NGM Biopharmaceuticals, Inc.*	(130)	(1,603)
Pacific Biosciences of California, Inc.*	(41,820)	(127,969)
Perrigo Co. PLC (Ireland)	(27,129)	(1,304,634)
PRA Health Sciences, Inc.*	(734)	(60,951)
Principia Biopharma, Inc.*	(2,545)	(151,122)
Provention Bio, Inc.*	(849)	(7,811)
Reata Pharmaceuticals, Inc., Class A*	(1,705)	(246,100)
REGENXBIO, Inc.*	(8,391)	(271,701)

The accompanying notes are an integral part of the financial statements.

79

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Replimune Group, Inc.*	(453)	$(4,516)
Revance Therapeutics, Inc.*	(7,928)	(117,334)
Rubius Therapeutics, Inc.*	(148)	(659)
Sage Therapeutics, Inc.*	(7,880)	(226,314)
Sangamo Therapeutics, Inc.*	(24,851)	(158,301)
Sarepta Therapeutics, Inc.*	(2,941)	(287,689)
SpringWorks Therapeutics, Inc.*	(112)	(3,024)
Stoke Therapeutics, Inc.*	(138)	(3,160)
Syneos Health, Inc.*	(4,553)	(179,479)
Theravance Biopharma, Inc. (Cayman Islands)*	(7,272)	(168,056)
Thermo Fisher Scientific, Inc.	(2,882)	(817,335)
Tricida, Inc.*	(3,083)	(67,826)
Ultragenyx Pharmaceutical, Inc.*	(5,763)	(256,050)
Viking Therapeutics, Inc.*	(1,659)	(7,764)
Waters Corp.*	(4,190)	(762,789)
Xencor, Inc.*	(3,643)	(108,853)
Y-mAbs Therapeutics, Inc.*	(478)	(12,476)
Zogenix, Inc.*	(2,283)	(56,459)
Zymeworks, Inc. (Canada)*	(1,735)	(61,540)

		(15,157,814)

Retailing — (6.0)%
Abercrombie & Fitch Co., Class A	(23,708)	(215,506)
Bed Bath & Beyond, Inc.	(27,883)	(117,387)
Boot Barn Holdings, Inc.*	(9,108)	(117,766)
CarMax, Inc.*	(7,992)	(430,209)
Carvana Co.*	(9,447)	(520,435)
Dollar General Corp.	(1,234)	(186,346)
Dollar Tree, Inc.*	(7,125)	(523,474)
Etsy, Inc.*	(11,715)	(450,325)
Five Below, Inc.*	(9,431)	(663,754)
Floor & Decor Holdings, Inc., Class A*	(8,775)	(281,590)
Grubhub, Inc.*	(8,916)	(363,149)
L Brands, Inc.	(14,304)	(165,354)
Lowe’s Cos., Inc.	(13,676)	(1,176,820)
Monro, Inc.	(5,412)	(237,100)
PetMed Express, Inc.	(272)	(7,828)
Quotient Technology, Inc.*	(1,242)	(8,073)
RealReal, Inc. (The)*	(992)	(6,954)
Stitch Fix, Inc., Class A*	(4,914)	(62,408)
Tiffany & Co.	(2,478)	(320,901)
Urban Outfitters, Inc.*	(18,610)	(265,006)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Wayfair, Inc., Class A*	(35,824)	$(1,914,435)

		(8,034,820)

Semiconductors & Semiconductor Equipment — (7.7)%
Advanced Energy Industries, Inc.*	(9,649)	(467,880)
Broadcom, Inc.	(6,716)	(1,592,364)
Brooks Automation, Inc.	(2,443)	(74,511)
Cabot Microelectronics Corp.	(2,272)	(259,326)
CEVA, Inc.*	(4,411)	(109,966)
Cree, Inc.*	(15,965)	(566,119)
Cypress Semiconductor Corp.	(13,127)	(306,122)
Enphase Energy, Inc.*	(926)	(29,901)
Entegris, Inc.	(3,334)	(149,263)
First Solar, Inc.*	(8,232)	(296,846)
FormFactor, Inc.*	(5,599)	(112,484)
MACOM Technology Solutions Holdings, Inc.*	(7,595)	(143,773)
Marvell Technology Group Ltd. (Bermuda)	(27,902)	(631,422)
MaxLinear, Inc.*	(5,974)	(69,717)
Microchip Technology, Inc.	(4,121)	(279,404)
Micron Technology, Inc.*	(39,139)	(1,646,186)
MKS Instruments, Inc.	(8,544)	(695,909)
ON Semiconductor Corp.*	(99,947)	(1,243,341)
Onto Innovation, Inc.*	(1,569)	(46,552)
Power Integrations, Inc.	(746)	(65,894)
Rambus, Inc.*	(9,407)	(104,418)
Semtech Corp.*	(10,593)	(397,237)
Silicon Laboratories, Inc.*	(1,333)	(113,851)
Xilinx, Inc.	(10,724)	(835,829)

		(10,238,315)

Software & Services — (11.9)%
2U, Inc.*	(19,131)	(405,960)
8x8, Inc.*	(40,577)	(562,397)
ACI Worldwide, Inc.*	(3,704)	(89,452)
Akamai Technologies, Inc.*	(3,628)	(331,926)
Altair Engineering, Inc., Class A*	(7,821)	(207,256)
Anaplan, Inc.*	(6,872)	(207,947)
ANSYS, Inc.*	(1,231)	(286,171)
Appfolio, Inc., Class A*	(377)	(41,828)
Appian Corp.*	(2,009)	(80,822)
Autodesk, Inc.*	(592)	(92,411)
Avaya Holdings Corp.*	(57,701)	(466,801)
Benefitfocus, Inc.*	(13,953)	(124,321)
BlackBerry Ltd. (Canada)*	(59,729)	(246,681)

The accompanying notes are an integral part of the financial statements.

80

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Bottomline Technologies DE, Inc.*	(1,348)	$(49,404)
Cadence Design Systems, Inc.*	(2,075)	(137,033)
Ceridian HCM Holding, Inc.*	(8,529)	(427,047)
Conduent, Inc.*	(48,556)	(118,962)
CoreLogic, Inc.	(5,511)	(168,306)
Dropbox, Inc., Class A*	(11,849)	(214,467)
DXC Technology Co.	(18,305)	(238,880)
Elastic NV (Netherlands)*	(1,774)	(99,007)
Envestnet, Inc.*	(5,100)	(274,278)
Fair Isaac Corp.*	(211)	(64,923)
FireEye, Inc.*	(18,592)	(196,703)
Five9, Inc.*	(2,525)	(193,062)
ForeScout Technologies, Inc.*	(3,089)	(97,582)
Fortinet, Inc.*	(3,549)	(359,052)
Globant SA (Luxembourg)*	(579)	(50,883)
Guidewire Software, Inc.*	(6,449)	(511,470)
Intuit, Inc.	(820)	(188,600)
LivePerson, Inc.*	(13,481)	(306,693)
LogMeIn, Inc.	(836)	(69,622)
Microsoft Corp.	(993)	(156,606)
New Relic, Inc.*	(7,073)	(327,056)
Nutanix, Inc., Class A*	(41,671)	(658,402)
OneSpan, Inc.*	(2,443)	(44,340)
Palo Alto Networks, Inc.*	(1,833)	(300,539)
Paycom Software, Inc.*	(1,149)	(232,109)
Perficient, Inc.*	(2,164)	(58,623)
Ping Identity Holding Corp.*	(3,051)	(61,081)
Pluralsight, Inc., Class A*	(12,500)	(137,250)
PROS Holdings, Inc.*	(2,509)	(77,854)
RealPage, Inc.	(1,796)	(95,062)
salesforce.com, Inc.*	(232)	(33,403)
Slack Technologies, Inc., Class A*	(20,661)	(554,541)
Splunk, Inc.*	(4,622)	(583,435)
Switch, Inc., Class A	(31,368)	(452,640)
Synopsys, Inc.*	(10,872)	(1,400,205)
Tenable Holdings, Inc.*	(9,182)	(200,719)
Trade Desk, Inc. (The), Class A*	(4,729)	(912,697)
Tucows, Inc., Class A*	(182)	(8,783)
Twilio, Inc., Class A*	(3,250)	(290,842)
Varonis Systems, Inc.*	(3,766)	(239,781)
VeriSign, Inc.*	(1,796)	(323,442)
VMware, Inc., Class A*	(7,373)	(892,870)
Yext, Inc.*	(20,898)	(212,951)
Zscaler, Inc.*	(6,831)	(415,735)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Zuora, Inc., Class A*	(32,469)	$(261,375)

		(15,842,288)

Technology Hardware & Equipment — (4.6)%
3D Systems Corp.*	(27,871)	(214,885)
Arista Networks, Inc.*	(2,091)	(423,532)
Coherent, Inc.*	(264)	(28,092)
CommScope Holding Co., Inc.*	(22,011)	(200,520)
Dell Technologies, Inc., Class C*	(9,035)	(357,334)
Dolby Laboratories, Inc., Class A	(2,254)	(122,189)
Fabrinet (Cayman Islands)*	(3,980)	(217,149)
FARO Technologies, Inc.	(2,252)	(100,214)
Fitbit, Inc., Class A	(11,366)	(75,698)
II-VI, Inc.*	(28,983)	(826,015)
Infinera Corp.*	(64,004)	(339,221)
Inseego Corp.*	(20,651)	(128,656)
Insight Enterprises, Inc.*	(6,898)	(290,613)
IPG Photonics Corp.*	(1,241)	(136,857)
Jabil, Inc.	(1,417)	(34,830)
KEMET Corp.	(9,712)	(234,642)
Littelfuse, Inc.	(2,718)	(362,636)
MTS Systems Corp.	(64)	(1,440)
NETGEAR, Inc.*	(4,670)	(106,663)
nLight, Inc.*	(15,072)	(158,105)
Novanta, Inc. (Canada)*	(3,570)	(285,172)
PC Connection, Inc.	(89)	(3,668)
Plantronics, Inc.	(1,878)	(18,893)
Plexus Corp.*	(2,972)	(162,152)
Seagate Technology PLC (Ireland)	(10,066)	(491,221)
Stratasys Ltd. (Israel)*	(18,143)	(289,381)
Western Digital Corp.	(12,576)	(523,413)

		(6,133,191)

Telecommunication Services — (2.3)%
ATN International, Inc.	(722)	(42,389)
Bandwidth, Inc., Class A*	(3,073)	(206,782)
Boingo Wireless, Inc.*	(21,794)	(231,234)
CenturyLink, Inc.	(4,870)	(46,070)
Shenandoah Telecommunications Co.	(2,409)	(118,643)
Sprint Corp.*	(230,294)	(1,985,134)
TELUS Corp. (Canada)	(5,162)	(81,457)
United States Cellular Corp.*	(668)	(19,566)
Vonage Holdings Corp.*	(40,814)	(295,085)

		(3,026,360)

The accompanying notes are an integral part of the financial statements.

81

GOTHAM NEUTRAL FUND

Portfolio of Investments (Concluded)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (3.8)%
Air Transport Services Group, Inc.*	(14,989)	$(273,999)
Allegiant Travel Co.	(1,894)	(154,929)
Atlas Air Worldwide Holdings, Inc.*	(6,644)	(170,551)
FedEx Corp.	(14,915)	(1,808,593)
Golden Ocean Group Ltd. (Bermuda)	(1,231)	(3,853)
Hawaiian Holdings, Inc.	(3,404)	(35,538)
Heartland Express, Inc.	(1,307)	(24,271)
Knight-Swift Transportation Holdings, Inc.	(3,159)	(103,615)
Lyft, Inc., Class A*	(4,419)	(118,650)
Marten Transport Ltd.	(158)	(3,242)
Matson, Inc.	(6,010)	(184,026)
Ryder System, Inc.	(16,952)	(448,211)
Saia, Inc.*	(3,792)	(278,864)
SkyWest, Inc.	(5,158)	(135,088)
United Parcel Service, Inc., Class B	(14,425)	(1,347,584)
Universal Logistics Holdings, Inc.	(38)	(498)

		(5,091,512)

Utilities — (3.8)%
Algonquin Power & Utilities Corp. (Canada)	(1,472)	(19,725)
ALLETE, Inc.	(2,324)	(141,020)
Atmos Energy Corp.	(894)	(88,712)
Avangrid, Inc.	(2,444)	(106,998)
Black Hills Corp.	(6,134)	(392,760)
CenterPoint Energy, Inc.	(8,055)	(124,450)
Clearway Energy, Inc., Class A	(554)	(9,512)
DTE Energy Co.	(9,629)	(914,466)
Edison International	(8,253)	(452,182)
Exelon Corp.	(9,129)	(336,038)
Fortis, Inc. (Canada)	(1,909)	(73,592)
National Fuel Gas Co.	(3,827)	(142,709)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
New Jersey Resources Corp.	(919)	$(31,218)
NorthWestern Corp.	(1,526)	(91,301)
ONE Gas, Inc.	(624)	(52,179)
Ormat Technologies, Inc.	(865)	(58,526)
Pinnacle West Capital Corp.	(4,709)	(356,895)
Portland General Electric Co.	(3,188)	(152,833)
PPL Corp.	(30,340)	(748,791)
Sempra Energy	(348)	(39,320)
SJW Group	(278)	(16,060)
South Jersey Industries, Inc.	(6,312)	(157,800)
Southwest Gas Holdings, Inc.	(5,403)	(375,833)
Spire, Inc.	(2,941)	(219,046)
Sunnova Energy International, Inc.*	(264)	(2,658)
Unitil Corp.	(15)	(785)

		(5,105,409)

TOTAL COMMON STOCK (Proceeds $169,342,701)		(126,830,636)

TOTAL SECURITES SOLD SHORT - (95.1)%		(126,830,636)

(Proceeds $169,342,701)

OTHER ASSETS IN EXCESS OF LIABILITIES - 75.1%		100,162,683

NET ASSETS - 100.0%		$133,327,182

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.

PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

82

GOTHAM LARGE VALUE FUND

Portfolio of Investments

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.8%
Automobiles & Components — 1.2%
Aptiv PLC (Jersey)	2,790	$137,380
BorgWarner, Inc.	2,521	61,437
General Motors Co.	15,958	331,607

		530,424

Banks — 3.7%
Citigroup, Inc.	20,355	857,353
Citizens Financial Group, Inc.	5,357	100,765
Comerica, Inc.	1,741	51,081
Fifth Third Bancorp	8,676	128,839
JPMorgan Chase & Co.	110	9,903
KeyCorp	11,222	116,372
M&T Bank Corp.	1,399	144,699
Regions Financial Corp.	11,627	104,294
US Bancorp	3,256	112,169
Zions Bancorp NA	2,021	54,082

		1,679,557

Capital Goods — 15.4%
3M Co.	5,670	774,012
A.O. Smith Corp.	2,001	75,658
Allegion PLC (Ireland)	1,135	104,443
AMETEK, Inc.	2,152	154,987
Arconic, Inc.	5,285	84,877
Caterpillar, Inc.	4,066	471,819
Cummins, Inc.	1,867	252,642
Dover Corp.	1,806	151,596
Eaton Corp. PLC (Ireland)	4,129	320,782
Emerson Electric Co.	7,472	356,041
Flowserve Corp.	1,586	37,889
Fortive Corp.	3,229	178,209
Fortune Brands Home & Security, Inc.	1,699	73,482
General Dynamics Corp.	3,518	465,467
Honeywell International, Inc.	5,850	782,672
Huntington Ingalls Industries, Inc.	495	90,194
IDEX Corp.	777	107,311
Illinois Tool Works, Inc.	22	3,127
Ingersoll Rand, Inc.*	2,031	50,369
Lockheed Martin Corp.	752	254,890
Masco Corp.	3,469	119,923
Northrop Grumman Corp.	305	92,278
Pentair PLC (Ireland)	2,053	61,097
Quanta Services, Inc.	1,730	54,893
Raytheon Co.	3,384	443,812
Snap-on, Inc.	664	72,256

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Stanley Black & Decker, Inc.	1,864	$186,400
Trane Technologies PLC (Ireland)	2,925	241,576
TransDigm Group, Inc.	606	194,035
United Rentals, Inc.*	13	1,338
United Technologies Corp.*	6,335	597,581
Westinghouse Air Brake Technologies Corp.	2,339	112,576
Xylem, Inc.	2,111	137,489

		7,105,721

Commercial & Professional Services — 0.8%
Cintas Corp.	952	164,905
Nielsen Holdings PLC (United Kingdom)	4,326	54,248
Robert Half International, Inc.	1,418	53,530
Waste Management, Inc.	1,028	95,152

		367,835

Consumer Durables & Apparel — 2.1%
Capri Holdings Ltd. (British Virgin Islands)*	1,813	19,562
Garmin Ltd. (Switzerland)	1,818	136,277
Hanesbrands, Inc.	4,414	34,738
Hasbro, Inc.	616	44,075
Leggett & Platt, Inc.	1,607	42,875
Mohawk Industries, Inc.*	877	66,862
Newell Brands, Inc.	5,168	68,631
PulteGroup, Inc.	1,933	43,144
PVH Corp.	900	33,876
Ralph Lauren Corp.	908	60,682
Tapestry, Inc.	3,358	43,486
Under Armour, Inc., Class C*	5,488	44,233
VF Corp.	4,792	259,151
Whirlpool Corp.	769	65,980

		963,572

Consumer Services — 1.4%
Darden Restaurants, Inc.	1,449	78,912
Hilton Worldwide Holdings, Inc.	24	1,638
McDonald’s Corp.	1,153	190,649
MGM Resorts International	6,186	72,995
Royal Caribbean Cruises Ltd. (Liberia)	917	29,500
Yum! Brands, Inc.	3,654	250,409

		624,103

The accompanying notes are an integral part of the financial statements.

83

GOTHAM LARGE VALUE FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — 4.5%
American Express Co.	3,343	$286,194
Berkshire Hathaway, Inc., Class B*	2,850	521,066
BlackRock, Inc.	785	345,376
Capital One Financial Corp.	1,727	87,075
Discover Financial Services	3,451	123,097
Franklin Resources, Inc.	6,096	101,742
Intercontinental Exchange, Inc.	391	31,573
Invesco Ltd. (Bermuda)	5,530	50,212
Nasdaq, Inc.	1,460	138,627
Synchrony Financial	7,407	119,179
T Rowe Price Group, Inc.	2,866	279,865

		2,084,006

Energy — 7.1%
Apache Corp.	4,170	17,431
Chevron Corp.	12,603	913,213
Concho Resources, Inc.	2,401	102,883
ConocoPhillips	13,241	407,823
EOG Resources, Inc.	7,010	251,799
Exxon Mobil Corp.	993	37,704
Halliburton Co.	10,682	73,172
Helmerich & Payne, Inc.	1,324	20,721
HollyFrontier Corp.	1,976	48,432
Kinder Morgan, Inc.	27,513	382,981
Marathon Petroleum Corp.	7,934	187,401
National Oilwell Varco, Inc.	4,687	46,073
Phillips 66	5,421	290,837
Schlumberger Ltd. (Curacao)	16,811	226,780
TechnipFMC PLC (United Kingdom)	5,459	36,794
Valero Energy Corp.	4,976	225,711

		3,269,755

Food & Staples Retailing — 1.1%
Sysco Corp.	4,232	193,106
Walgreens Boots Alliance, Inc.	2,827	129,335
Walmart, Inc.	1,789	203,266

		525,707

Food, Beverage & Tobacco — 6.0%
Altria Group, Inc.	19,143	740,260
Archer-Daniels-Midland Co.	6,796	239,083
Campbell Soup Co.	3,687	170,192
Coca-Cola Co. (The)	886	39,206
Constellation Brands, Inc., Class A	1,875	268,800
General Mills, Inc.	3,658	193,033
Hershey Co. (The)	2,300	304,750

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
JM Smucker Co. (The)	1,385	$153,735
Lamb Weston Holdings, Inc.	1,618	92,388
McCormick & Co., Inc., non-voting shares	1,232	173,971
Molson Coors Beverage Co., Class B	2,628	102,518
Mondelez International, Inc., Class A	804	40,264
Tyson Foods, Inc., Class A	4,433	256,538

		2,774,738

Health Care Equipment & Services — 3.9%
CVS Health Corp.	5,843	346,665
DaVita, Inc.*	1,757	133,637
DENTSPLY SIRONA, Inc.	2,688	104,375
HCA Healthcare, Inc.	1,058	95,061
Henry Schein, Inc.*	1,741	87,955
Laboratory Corp. of America Holdings*	868	109,707
Medtronic PLC (Ireland)	7,676	692,222
Quest Diagnostics, Inc.	1,649	132,415
Universal Health Services, Inc., Class B	1,053	104,331

		1,806,368

Household & Personal Products — 0.8%
Colgate-Palmolive Co.	2,441	161,985
Procter & Gamble Co. (The)	1,957	215,270

		377,255

Insurance — 7.9%
Aflac, Inc.	8,310	284,534
Allstate Corp. (The)	2,674	245,286
American International Group, Inc.	8,796	213,303
Aon PLC (United Kingdom)	2,717	448,414
Assurant, Inc.	738	76,818
Chubb Ltd. (Switzerland)	3,842	429,113
Cincinnati Financial Corp.	1,677	126,530
Everest Re Group Ltd. (Bermuda)	386	74,274
Globe Life, Inc.	1,323	95,216
Hartford Financial Services Group, Inc. (The)	3,923	138,247
Lincoln National Corp.	232	6,106
Loews Corp.	3,141	109,401
Marsh & McLennan Cos., Inc.	6,165	533,026
MetLife, Inc.	6,128	187,333
Principal Financial Group, Inc.	1,725	54,062
Prudential Financial, Inc.	3,489	181,916

The accompanying notes are an integral part of the financial statements.

84

GOTHAM LARGE VALUE FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Travelers Cos., Inc. (The)	3,043	$302,322
Unum Group	381	5,719
WR Berkley Corp.	2,242	116,965

		3,628,585

Materials — 5.0%
Amcor PLC (Jersey)	19,470	158,096
Avery Dennison Corp.	1,021	104,009
Celanese Corp.	1,481	108,691
CF Industries Holdings, Inc.	2,040	55,488
Corteva, Inc.	9,108	214,038
Dow, Inc.	7,813	228,452
Eastman Chemical Co.	1,659	77,276
Ecolab, Inc.	151	23,530
FMC Corp.	1,582	129,234
International Paper Co.	4,813	149,829
LyondellBasell Industries NV, Class A (Netherlands)	4,071	202,044
Martin Marietta Materials, Inc.	702	132,839
Mosaic Co. (The)	4,640	50,205
Nucor Corp.	3,701	133,310
Packaging Corp. of America	923	80,144
PPG Industries, Inc.	2,873	240,183
Sealed Air Corp.	1,877	46,381
Vulcan Materials Co.	1,558	168,373

		2,302,122

Media & Entertainment — 0.9%
Activision Blizzard, Inc.	2	119
Charter Communications, Inc., Class A*	137	59,774
Discovery, Inc., Class A*	7,551	146,791
Interpublic Group of Cos., Inc. (The)	4,720	76,417
Omnicom Group, Inc.	2,659	145,979

		429,080

Pharmaceuticals, Biotechnology & Life Sciences — 8.5%
AbbVie, Inc.	5,217	397,483
Alexion Pharmaceuticals, Inc.*	2,008	180,298
Allergan PLC (Ireland)	1,935	342,688
Amgen, Inc.	257	52,102
Biogen, Inc.*	1,444	456,853
Bristol-Myers Squibb Co.	6,386	355,956
Gilead Sciences, Inc.	5,631	420,974
Johnson & Johnson	1,444	189,352
Merck & Co., Inc.	8,542	657,221

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Mylan NV (Netherlands)*	450	$6,710
Pfizer, Inc.	26,484	864,438

		3,924,075

Real Estate — 7.1%
Alexandria Real Estate Equities, Inc., REIT	1,358	186,127
Apartment Investment & Management Co., Class A, REIT	1,808	63,551
AvalonBay Communities, Inc., REIT	1,708	251,366
Boston Properties, Inc., REIT	1,722	158,820
CBRE Group, Inc., Class A*	4,099	154,573
Duke Realty Corp., REIT	3,617	117,118
Equity Residential, REIT	4,187	258,380
Essex Property Trust, Inc., REIT	802	176,632
Extra Space Storage, Inc., REIT	1,476	141,342
Federal Realty Investment Trust, REIT	917	68,417
Host Hotels & Resorts, Inc., REIT	1,120	12,365
Kimco Realty Corp., REIT	4,493	43,447
Mid-America Apartment Communities, Inc., REIT	1,387	142,903
Public Storage, REIT	1,936	384,509
Realty Income Corp., REIT	3,341	166,582
Regency Centers Corp., REIT	2,030	78,013
Simon Property Group, Inc., REIT	3,519	193,052
SL Green Realty Corp., REIT	780	33,618
UDR, Inc., REIT	3,578	130,740
Ventas, Inc., REIT	3,772	101,090
Vornado Realty Trust, REIT	2,319	83,971
Welltower, Inc., REIT	3,782	173,140
Weyerhaeuser Co., REIT	9,053	153,448

		3,273,204

Retailing — 8.0%
Advance Auto Parts, Inc.	830	77,456
AutoZone, Inc.*	20	16,920
Best Buy Co., Inc.	3,154	179,778
Booking Holdings, Inc.*	484	651,135
Dollar General Corp.	2,637	398,213
eBay, Inc.	9,669	290,650
Expedia Group, Inc.	1,823	102,580
Gap, Inc. (The)	4,553	32,053
Genuine Parts Co.	1,774	119,443
Kohl’s Corp.	1,904	27,779

The accompanying notes are an integral part of the financial statements.

85

GOTHAM LARGE VALUE FUND

Portfolio of Investments (Concluded)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
L Brands, Inc.	3,352	$38,749
LKQ Corp.*	3,725	76,400
Macy’s, Inc.	3,765	18,486
Nordstrom, Inc.	1,890	28,993
Ross Stores, Inc.	3,775	328,312
Target Corp.	4,788	445,140
Tiffany & Co.	763	98,808
TJX Cos., Inc. (The)	13,175	629,897
Ulta Beauty, Inc.*	687	120,706

		3,681,498

Semiconductors & Semiconductor Equipment — 0.0%
Intel Corp.	45	2,435

Software & Services — 3.3%
Accenture PLC, Class A (Ireland)	565	92,242
Alliance Data Systems Corp.	586	19,719
DXC Technology Co.	967	12,619
Gartner, Inc.*	654	65,119
International Business Machines Corp.	4,191	464,908
Leidos Holdings, Inc.	1,722	157,821
NortonLifeLock, Inc.	7,470	139,764
Oracle Corp.	3,898	188,390
Paychex, Inc.	4,143	260,678
Western Union Co. (The)	5,127	92,953

		1,494,213

Technology Hardware & Equipment — 4.5%
Amphenol Corp., Class A	884	64,426
Apple, Inc.	1,040	264,462
Cisco Systems, Inc.	11,474	451,043
Corning, Inc.	9,271	190,426
F5 Networks, Inc.*	740	78,906
FLIR Systems, Inc.	1,632	52,044
Hewlett Packard Enterprise Co.	13,152	127,706
HP, Inc.	14,579	253,091

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Juniper Networks, Inc.	4,162	$79,661
Motorola Solutions, Inc.	1,808	240,319
NetApp, Inc.	2,540	105,893
TE Connectivity Ltd. (Switzerland)	1,456	91,699
Xerox Holdings Corp.	2,674	50,646

		2,050,322

Telecommunication Services — 3.3%
AT&T, Inc.	26,205	763,876
Verizon Communications, Inc.	14,187	762,268

		1,526,144

Transportation — 1.8%
Alaska Air Group, Inc.	1,505	42,847
CH Robinson Worldwide, Inc.	1,382	91,488
CSX Corp.	476	27,275
Delta Air Lines, Inc.	7,837	223,590
Expeditors International of Washington, Inc.	1,605	107,086
Southwest Airlines Co.	6,409	228,224
United Airlines Holdings, Inc.*	3,051	96,259

		816,769

Utilities — 0.5%
Evergy, Inc.	2,507	138,010
NRG Energy, Inc.	3,025	82,462

		220,472

TOTAL COMMON STOCKS (Cost $54,424,554)		45,457,960

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		551,124

NET ASSETS - 100.0%		$46,009,084

*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

86

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 93.9%
Automobiles & Components — 0.4%
BorgWarner, Inc.(a)	1,847	$45,011
General Motors Co.	5,212	108,305

		153,316

Banks — 0.0%
US Bancorp	227	7,820

Capital Goods — 13.6%
3M Co.(b)	5,864	800,495
A.O. Smith Corp.(a)	1,699	64,239
Allegion PLC (Ireland)	287	26,410
Arconic, Inc.	4,766	76,542
Caterpillar, Inc.(b)	3,488	404,748
Cummins, Inc.	2,556	345,878
Dover Corp.	1,624	136,319
Eaton Corp. PLC (Ireland)	302	23,462
Emerson Electric Co.	4,017	191,410
Flowserve Corp.	1,414	33,781
Fortive Corp.	851	46,967
Fortune Brands Home & Security, Inc.	1,124	48,613
General Dynamics Corp.(b)	3,169	419,290
Honeywell International, Inc.(b)	5,078	679,386
Huntington Ingalls Industries, Inc.	314	57,214
IDEX Corp.	41	5,663
Lockheed Martin Corp.(b)	1,174	397,927
Masco Corp.	3,229	111,627
Northrop Grumman Corp.(b)	883	267,152
Pentair PLC (Ireland)	1,562	46,485
Quanta Services, Inc.	1,555	49,340
Raytheon Co.(b)	2,989	392,007
Snap-on, Inc.(a)	582	63,333
Stanley Black & Decker, Inc.	731	73,100
Trane Technologies PLC (Ireland)	2,910	240,337
TransDigm Group, Inc.(a)	327	104,702
United Technologies Corp.(b)*	4,948	466,745
Westinghouse Air Brake Technologies Corp.	1,641	78,981
Xylem, Inc.	173	11,268

		5,663,421

Commercial & Professional Services — 0.5%
Cintas Corp.	1	173
Nielsen Holdings PLC (United Kingdom)	3,048	38,222
Robert Half International, Inc.	1,263	47,678

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Waste Management, Inc.	1,129	$104,500

		190,573

Consumer Durables & Apparel — 1.5%
Capri Holdings Ltd. (British Virgin Islands)*	308	3,323
Garmin Ltd. (Switzerland)	1,425	106,818
Hanesbrands, Inc.(a)	3,695	29,080
Leggett & Platt, Inc.	1,365	36,418
Mohawk Industries, Inc.*	781	59,543
Newell Brands, Inc.(a)	3,308	43,930
PVH Corp.	545	20,514
Ralph Lauren Corp.	763	50,991
Under Armour, Inc., Class C*	4,940	39,816
VF Corp.	4,042	218,591

		609,024

Consumer Services — 1.4%
McDonald’s Corp.(b)	2,185	361,290
MGM Resorts International	1,075	12,685
Yum! Brands, Inc.	3,070	210,387

		584,362

Diversified Financials — 3.4%
Berkshire Hathaway, Inc., Class B(b)*	3,265	596,940
BlackRock, Inc.(b)	727	319,858
Franklin Resources, Inc.(a)	5,799	96,785
Intercontinental Exchange, Inc.	919	74,209
Nasdaq, Inc.	507	48,140
T Rowe Price Group, Inc.	2,685	262,190

		1,398,122

Energy — 4.9%
Chevron Corp.(b)	11,030	799,234
Concho Resources, Inc.	216	9,256
ConocoPhillips	10,739	330,761
HollyFrontier Corp.	1,891	46,348
Kinder Morgan, Inc.(b)	24,527	341,416
Marathon Petroleum Corp.	65	1,535
Phillips 66	4,810	258,056
Schlumberger Ltd. (Curacao)	1,384	18,670
TechnipFMC PLC (United Kingdom)	3,595	24,230
Valero Energy Corp.	4,922	223,262

		2,052,768

Food & Staples Retailing — 3.2%
Kroger Co. (The)	7,523	226,593
Sysco Corp.	144	6,571

The accompanying notes are an integral part of the financial statements.

87

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Walgreens Boots Alliance, Inc.	4,199	$192,104
Walmart, Inc.(b)	8,142	925,094

		1,350,362

Food, Beverage & Tobacco — 7.0%
Altria Group, Inc.	9,041	349,616
Archer-Daniels-Midland Co.	3,012	105,962
Campbell Soup Co.(a)	2,378	109,769
Coca-Cola Co. (The)	7,808	345,504
Conagra Brands, Inc.	91	2,670
Constellation Brands, Inc., Class A	1,548	221,921
General Mills, Inc.(b)	7,980	421,105
Hershey Co. (The)	2,306	305,545
JM Smucker Co. (The)	1,325	147,075
Kellogg Co.	2,300	137,977
Lamb Weston Holdings, Inc.	1,338	76,400
McCormick & Co., Inc., non-voting shares	1,561	220,429
Molson Coors Beverage Co., Class B(a)	2,277	88,826
Mondelez International, Inc., Class A	2,796	140,024
Tyson Foods, Inc., Class A	3,989	230,844

		2,903,667

Health Care Equipment & Services — 5.4%
Cerner Corp.	2,563	161,443
CVS Health Corp.(b)	9,924	588,791
DaVita, Inc.*	1,508	114,699
DENTSPLY SIRONA, Inc.	2,418	93,891
HCA Healthcare, Inc.	262	23,541
Henry Schein, Inc.*	1,745	88,157
Medtronic PLC (Ireland)	10,748	969,255
Quest Diagnostics, Inc.	1,594	127,998
Universal Health Services, Inc., Class B	933	92,442

		2,260,217

Household & Personal Products — 2.9%
Church & Dwight Co., Inc	336	21,565
Clorox Co. (The)	898	155,578
Colgate-Palmolive Co.	5,134	340,692
Kimberly-Clark Corp.	927	118,536
Procter & Gamble Co. (The)(b)	5,057	556,270

		1,192,641

Insurance — 5.8%
Aflac, Inc	6,337	216,979

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Allstate Corp. (The)(b)	2,614	$239,782
Aon PLC (United Kingdom)	2,394	395,106
Assurant, Inc.	636	66,201
Chubb Ltd. (Switzerland)	3,885	433,916
Cincinnati Financial Corp.	871	65,717
Everest Re Group Ltd. (Bermuda)	329	63,306
Globe Life, Inc.	835	60,095
Hartford Financial Services Group, Inc. (The)	1,345	47,398
Marsh & McLennan Cos., Inc.(b)	5,619	485,819
Travelers Cos., Inc. (The)	2,309	229,399
Willis Towers Watson PLC (Ireland)	5	849
WR Berkley Corp.	1,709	89,159

		2,393,726

Materials — 3.3%
Amcor PLC (Jersey)(a)	6,398	51,952
Avery Dennison Corp.	693	70,596
Celanese Corp.	994	72,950
Corteva, Inc.	7,764	182,454
Eastman Chemical Co.	1,099	51,191
FMC Corp.	1,457	119,022
International Paper Co.	1,009	31,410
LyondellBasell Industries NV, Class A (Netherlands)	1,418	70,375
Martin Marietta Materials, Inc.	322	60,932
Mosaic Co. (The)	754	8,158
Newmont Corp.	1,221	55,287
Nucor Corp.	3,084	111,086
Packaging Corp. of America	1,065	92,474
PPG Industries, Inc.	2,578	215,521
Sealed Air Corp.	1,684	41,612
Vulcan Materials Co.	1,403	151,622

		1,386,642

Media & Entertainment — 2.6%
Alphabet, Inc., Class A(b)*	312	362,528
Charter Communications, Inc., Class A(b)*	917	400,096
Discovery, Inc., Class A(a)*	3,498	68,001
Interpublic Group of Cos., Inc. (The)(a)	4,233	68,532
Omnicom Group, Inc.(a)	3,412	187,319

		1,086,476

The accompanying notes are an integral part of the financial statements.

88

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — 9.2%
Alexion Pharmaceuticals, Inc.*	1,479	$132,799
Amgen, Inc.	206	41,762
Biogen, Inc.(b)*	1,774	561,258
Bristol-Myers Squibb Co.	269	14,994
Gilead Sciences, Inc.(b)	9,803	732,872
Johnson & Johnson	2,323	304,615
Merck & Co., Inc.(b)	13,480	1,037,151
Mylan NV (Netherlands)*	484	7,216
Pfizer, Inc.(b)	30,174	984,879

		3,817,546

Real Estate — 4.3%
Alexandria Real Estate Equities, Inc., REIT	1,347	184,620
Apartment Investment & Management Co., Class A, REIT	1,212	42,602
AvalonBay Communities, Inc., REIT	1,156	170,129
Boston Properties, Inc., REIT	360	33,203
CBRE Group, Inc., Class A*	3,471	130,891
Duke Realty Corp., REIT	981	31,765
Equity Residential, REIT	2,554	157,607
Essex Property Trust, Inc., REIT	584	128,620
Extra Space Storage, Inc., REIT	1,245	119,221
Federal Realty Investment Trust, REIT	791	59,017
Kimco Realty Corp., REIT(a)	2,967	28,691
Mid-America Apartment Communities, Inc., REIT	994	102,412
Public Storage, REIT(b)	1,931	383,516
Realty Income Corp., REIT	661	32,958
Regency Centers Corp., REIT	934	35,894
UDR, Inc., REIT	1,837	67,124
Vornado Realty Trust, REIT	563	20,386
Welltower, Inc., REIT	1,088	49,809

		1,778,465

Retailing — 7.4%
Advance Auto Parts, Inc.	515	48,060
Amazon.com, Inc.(b)*	246	479,631
AutoZone, Inc.*	20	16,920
Best Buy Co., Inc.	2,131	121,467
Booking Holdings, Inc.(b)*	309	415,704
Dollar General Corp.	609	91,965
eBay, Inc.	8,445	253,857
Expedia Group, Inc.	1,125	63,304
Gap, Inc. (The)(a)	1,986	13,981

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Genuine Parts Co.	1,225	$82,479
Kohl’s Corp.(a)	1,400	20,426
LKQ Corp.*	2,385	48,916
Macy’s, Inc.(a)	2,637	12,948
Ross Stores, Inc.	2,459	213,859
Target Corp.(b)	4,097	380,898
Tiffany & Co.	1,027	132,996
TJX Cos., Inc. (The)(b)	12,375	591,649
Tractor Supply Co.	37	3,128
Ulta Beauty, Inc.*	482	84,687

		3,076,875

Semiconductors & Semiconductor Equipment — 0.0%
Qorvo, Inc.*	246	19,835

Software & Services — 5.3%
Accenture PLC, Class A (Ireland)	1,427	232,972
Alliance Data Systems Corp.	374	12,585
Citrix Systems, Inc.	559	79,126
International Business Machines Corp.(b)	3,951	438,285
Leidos Holdings, Inc.	1,379	126,385
Mastercard, Inc., Class A	485	117,157
Microsoft Corp.(b)	4,016	633,363
NortonLifeLock, Inc.	6,731	125,937
Oracle Corp.	383	18,510
Paychex, Inc.	622	39,136
Visa, Inc., Class A	1,458	234,913
Western Union Co. (The)(a)	7,009	127,073

		2,185,442

Technology Hardware & Equipment — 4.5%
Apple, Inc.(b)	2,712	689,635
Cisco Systems, Inc.(b)	9,227	362,713
F5 Networks, Inc.*	601	64,085
FLIR Systems, Inc.	1,471	46,910
Hewlett Packard Enterprise Co.	1,895	18,400
HP,Inc.(b)	17,199	298,575
Juniper Networks, Inc.	3,665	70,148
Motorola Solutions, Inc.	1,449	192,601
NetApp, Inc.	1,720	71,707
Xerox Holdings Corp.	2,641	50,021

		1,864,795

Telecommunication Services — 5.4%
AT&T, Inc.(b)	45,043	1,313,003

The accompanying notes are an integral part of the financial statements.

89

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Verizon Communications, Inc.(b)	17,648	$948,227

		2,261,230

Transportation — 1.5%
Alaska Air Group, Inc.	1,453	41,367
CH Robinson Worldwide, Inc.	1,469	97,248
Delta Air Lines, Inc.	6,991	199,453
Expeditors International of Washington, Inc.	332	22,151
Southwest Airlines Co.	5,886	209,601
United Airlines Holdings, Inc.*	2,064	65,119

		634,939

Utilities — 0.4%
Evergy, Inc.	1,813	99,806
NRG Energy, Inc.	2,603	70,958

		170,764

TOTAL COMMON STOCKS (Cost $43,815,661)		39,043,028

OTHER ASSETS IN EXCESS OF LIABILITIES - 6.1%		2,539,228

NET ASSETS - 100.0%		$41,582,256

(a)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $834,144, which was collateralized by $9,662 in cash and $870,270 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.88%, and maturity dates ranging from 4/7/2020 - 11/15/2049.

(b)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

90

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Over-the-counter total return swaps outstanding as of March 31, 2020.

The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures on August 29, 2024, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 4.5% of net assets.

The following table represents the individual long and short positions and related values of total return swaps as of March 31, 2020:

Total Return Swaps

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
BorgWarner, Inc.	Morgan Stanley	2,644	$116,316	$64,434	$(50,524)
General Motors Co.	Morgan Stanley	5,348	89,366	111,131	22,121

		7,992	205,682	175,565	(28,403)

Banks
US Bancorp	Morgan Stanley	225	7,573	7,751	261

Capital Goods
3M Co.	Morgan Stanley	5,881	956,248	802,815	(139,357)
A.O. Smith Corp.	Morgan Stanley	1,831	79,123	69,230	(9,512)
Allegion PLC (Ireland)	Morgan Stanley	1,729	200,804	159,103	(39,885)
Arconic, Inc.	Morgan Stanley	4,645	144,258	74,599	(68,995)
Caterpillar, Inc.	Morgan Stanley	3,575	407,038	414,843	5,962
Cummins, Inc.	Morgan Stanley	843	134,921	114,075	(18,099)
Dover Corp.	Morgan Stanley	1,551	159,168	130,191	(26,824)
Eaton Corp. PLC (Ireland)	Morgan Stanley	299	18,461	23,229	4,842
Emerson Electric Co.	Morgan Stanley	4,838	265,019	230,531	(32,076)
Flowserve Corp.	Morgan Stanley	1,425	35,980	34,043	(1,509)
Fortive Corp.	Morgan Stanley	862	37,439	47,574	10,390
Fortune Brands Home & Security, Inc.	Morgan Stanley	1,911	116,172	82,651	(32,187)
General Dynamics Corp.	Morgan Stanley	3,129	566,711	413,998	(150,461)
Honeywell International, Inc.	Morgan Stanley	3,966	496,703	530,611	37,051
Huntington Ingalls Industries, Inc.	Morgan Stanley	574	137,215	104,589	(31,506)
IDEX Corp.	Morgan Stanley	38	4,624	5,248	711
Lockheed Martin Corp.	Morgan Stanley	2,249	856,422	762,299	(89,284)
Masco Corp.	Morgan Stanley	2,910	133,643	100,599	(32,120)
Northrop Grumman Corp.	Morgan Stanley	879	301,227	265,941	(38,092)
Pentair PLC (Ireland)	Morgan Stanley	1,543	38,214	45,920	7,858
Quanta Services, Inc.	Morgan Stanley	1,541	58,761	48,896	(9,631)
Raytheon Co.	Morgan Stanley	3,065	659,200	401,975	(252,292)
Snap-on, Inc.	Morgan Stanley	572	63,601	62,245	(1,104)
Stanley Black & Decker, Inc.	Morgan Stanley	722	59,073	72,200	13,362
Trane Technologies PLC (Ireland)	Morgan Stanley	2,287	226,240	188,883	(35,251)
TransDigm Group, Inc.	Morgan Stanley	331	92,908	105,983	14,329
United Technologies Corp.	Morgan Stanley	5,015	406,496	473,065	68,184

The accompanying notes are an integral part of the financial statements.

91

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	1,617	$71,256	$77,826	$6,853
Xylem, Inc.	Morgan Stanley	170	11,008	11,072	108

		59,998	6,737,933	5,854,234	(838,535)

Commercial & Professional Services
Cintas Corp.	Morgan Stanley	16	2,765	2,772	194
Nielsen Holdings PLC (United Kingdom)	Morgan Stanley	3,005	51,700	37,683	(13,778)
Robert Half International, Inc.	Morgan Stanley	1,246	72,216	47,037	(24,083)
Waste Management, Inc.	Morgan Stanley	1,120	112,366	103,667	(8,118)

		5,387	239,047	191,159	(45,785)

Consumer Durables & Apparel
Capri Holdings Ltd. (British Virgin Islands)	Morgan Stanley	303	2,429	3,269	1,093
Garmin Ltd. (Switzerland)	Morgan Stanley	1,458	109,076	109,292	909
Hanesbrands, Inc.	Morgan Stanley	3,889	61,030	30,606	(29,036)
Leggett & Platt, Inc.	Morgan Stanley	1,393	71,987	37,165	(33,428)
Mohawk Industries, Inc.	Morgan Stanley	777	111,498	59,238	(51,817)
Newell Brands, Inc.	Morgan Stanley	3,608	69,398	47,914	(20,182)
PVH Corp.	Morgan Stanley	180	6,472	6,775	334
Ralph Lauren Corp.	Morgan Stanley	840	99,154	56,137	(42,045)
Under Armour, Inc., Class C	Morgan Stanley	4,884	69,038	39,365	(29,399)
VF Corp.	Morgan Stanley	3,994	237,271	215,996	(20,333)

		21,326	837,353	605,757	(223,904)

Consumer Services
McDonald’s Corp.	Morgan Stanley	2,163	313,516	357,652	43,683
MGM Resorts International	Morgan Stanley	1,376	14,903	16,237	1,272
Yum! Brands, Inc.	Morgan Stanley	3,454	384,483	236,703	(143,344)

		6,993	712,902	610,592	(98,389)

Diversified Financials
Berkshire Hathaway, Inc., Class B	Morgan Stanley	3,524	722,922	644,293	(75,756)
BlackRock, Inc.	Morgan Stanley	483	191,760	212,506	35,743
Franklin Resources, Inc.	Morgan Stanley	5,059	139,583	84,435	(50,675)
Intercontinental Exchange, Inc.	Morgan Stanley	907	73,195	73,240	(2,908)
Nasdaq, Inc.	Morgan Stanley	809	80,065	76,815	(2,387)
T Rowe Price Group, Inc.	Morgan Stanley	1,122	120,986	109,563	(9,673)

		11,904	1,328,511	1,200,852	(105,656)

Energy
Chevron Corp.	Morgan Stanley	7,014	660,388	508,234	(164,064)
Concho Resources, Inc.	Morgan Stanley	215	9,057	9,213	192
ConocoPhillips	Morgan Stanley	6,001	277,851	184,831	(93,981)
HollyFrontier Corp.	Morgan Stanley	1,683	83,721	41,250	(40,959)
Kinder Morgan, Inc.	Morgan Stanley	24,711	508,820	343,977	(160,808)

The accompanying notes are an integral part of the financial statements.

92

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Marathon Petroleum Corp.	Morgan Stanley	65	$1,486	$1,535	$55
Phillips 66	Morgan Stanley	4,780	541,948	256,447	(276,462)
Schlumberger Ltd. (Curacao)	Morgan Stanley	1,372	18,570	18,508	12
TechnipFMC PLC (United Kingdom)	Morgan Stanley	4,003	53,501	26,980	(25,664)
Valero Energy Corp.	Morgan Stanley	2,887	169,916	130,954	(37,632)

		52,731	2,325,258	1,521,929	(799,311)

Food & Staples Retailing
Kroger Co. (The)	Morgan Stanley	4,994	148,714	150,419	2,297
Sysco Corp.	Morgan Stanley	306	8,834	13,963	5,164
Walgreens Boots Alliance, Inc.	Morgan Stanley	2,134	94,255	97,631	3,750
Walmart, Inc.	Morgan Stanley	3,245	361,673	368,697	9,254

		10,679	613,476	630,710	20,465

Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	31,360	1,353,567	1,212,691	(64,118)
Archer-Daniels-Midland Co.	Morgan Stanley	9,099	392,625	320,103	(64,581)
Campbell Soup Co.	Morgan Stanley	4,184	201,679	193,133	(6,294)
Coca-Cola Co. (The)	Morgan Stanley	8,838	384,260	391,082	8,348
Conagra Brands, Inc.	Morgan Stanley	90	2,651	2,641	—
Constellation Brands, Inc., Class A	Morgan Stanley	1,530	184,221	219,341	35,852
General Mills, Inc.	Morgan Stanley	5,153	281,055	271,924	(3,086)
Hershey Co. (The)	Morgan Stanley	1,863	288,800	246,848	(39,427)
JM Smucker Co. (The)	Morgan Stanley	1,154	126,538	128,094	2,302
Kellogg Co.	Morgan Stanley	781	48,130	46,852	(1,180)
Lamb Weston Holdings, Inc.	Morgan Stanley	1,465	136,230	83,652	(52,037)
McCormick & Co., Inc., non-voting shares	Morgan Stanley	1,328	218,712	187,527	(30,316)
Molson Coors Beverage Co., Class B	Morgan Stanley	2,197	98,864	85,705	(11,841)
Mondelez International, Inc., Class A	Morgan Stanley	649	30,223	32,502	2,554
Tyson Foods, Inc., Class A	Morgan Stanley	3,948	315,887	228,471	(84,563)

		73,639	4,063,442	3,650,566	(308,387)

Health Care Equipment & Services
Cerner Corp.	Morgan Stanley	2,855	170,087	179,836	10,425
CVS Health Corp.	Morgan Stanley	1,388	79,314	82,350	3,351
DaVita, Inc.	Morgan Stanley	1,384	78,258	105,267	27,320
DENTSPLY SIRONA, Inc.	Morgan Stanley	2,395	92,416	92,998	1,188
HCA Healthcare, Inc.	Morgan Stanley	655	41,745	58,852	17,272
Henry Schein, Inc.	Morgan Stanley	1,373	91,857	69,364	(22,128)
Medtronic PLC (Ireland)	Morgan Stanley	9,563	1,005,613	862,391	(133,873)
Quest Diagnostics, Inc.	Morgan Stanley	1,322	137,977	106,157	(29,873)
Universal Health Services, Inc., Class B	Morgan Stanley	952	142,113	94,324	(46,843)

		21,887	1,839,380	1,651,539	(173,161)

The accompanying notes are an integral part of the financial statements.

93

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	609	$38,525	$39,086	$714
Clorox Co. (The)	Morgan Stanley	1,007	182,743	174,463	(7,554)
Colgate-Palmolive Co.	Morgan Stanley	5,220	361,880	346,399	(10,838)
Kimberly-Clark Corp.	Morgan Stanley	2,271	299,595	290,393	(3,755)
Procter & Gamble Co. (The)	Morgan Stanley	4,445	512,326	488,950	(18,029)

		13,552	1,395,069	1,339,291	(39,462)

Insurance
Aflac, Inc.	Morgan Stanley	6,021	303,484	206,159	(93,470)
Allstate Corp. (The)	Morgan Stanley	1,541	157,374	141,356	(17,657)
Aon PLC (United Kingdom)	Morgan Stanley	2,580	580,319	425,803	(152,209)
Assurant, Inc.	Morgan Stanley	404	49,067	42,052	(6,371)
Chubb Ltd. (Switzerland)	Morgan Stanley	3,584	515,308	400,297	(111,897)
Cincinnati Financial Corp.	Morgan Stanley	1,132	127,925	85,409	(47,809)
Everest Re Group Ltd. (Bermuda)	Morgan Stanley	349	91,689	67,155	(23,427)
Globe Life, Inc.	Morgan Stanley	942	92,254	67,796	(23,916)
Hartford Financial Services Group, Inc. (The)	Morgan Stanley	2,386	141,858	84,083	(58,015)
Marsh & McLennan Cos., Inc.	Morgan Stanley	5,323	549,115	460,227	(84,291)
Travelers Cos., Inc. (The)	Morgan Stanley	2,318	327,518	230,293	(91,884)
Willis Towers Watson PLC (Ireland)	Morgan Stanley	5	846	849	7
WR Berkley Corp.	Morgan Stanley	1,688	116,365	88,063	(27,654)

		28,273	3,053,122	2,299,542	(738,593)

Materials
Amcor PLC (Jersey)	Morgan Stanley	27,820	283,486	225,898	(53,325)
Avery Dennison Corp.	Morgan Stanley	1,119	141,038	113,993	(25,233)
Celanese Corp.	Morgan Stanley	990	69,521	72,656	3,412
Corteva, Inc.	Morgan Stanley	7,876	238,709	185,086	(51,683)
Eastman Chemical Co.	Morgan Stanley	1,212	51,542	56,455	5,286
FMC Corp.	Morgan Stanley	1,040	92,048	84,958	(5,481)
International Paper Co.	Morgan Stanley	992	30,061	30,881	940
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	1,451	71,034	72,013	1,528
Martin Marietta Materials, Inc.	Morgan Stanley	407	98,371	77,017	(21,020)
Mosaic Co. (The)	Morgan Stanley	771	7,704	8,342	669
Newmont Corp.	Morgan Stanley	2,515	98,821	113,879	17,725
Nucor Corp.	Morgan Stanley	3,077	111,597	110,834	919
Packaging Corp. of America	Morgan Stanley	414	40,422	35,948	(3,634)
PPG Industries, Inc.	Morgan Stanley	2,547	316,891	212,929	(100,138)
Sealed Air Corp.	Morgan Stanley	1,676	59,130	41,414	(17,222)
Vulcan Materials Co.	Morgan Stanley	1,389	118,749	150,109	31,832

		55,296	1,829,124	1,592,412	(215,425)

Media & Entertainment
Alphabet, Inc., Class A	Morgan Stanley	611	689,967	709,951	22,727

The accompanying notes are an integral part of the financial statements.

94

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Charter Communications, Inc., Class A	Morgan Stanley	43	$17,581	$18,761	$2,745
Discovery, Inc., Class A	Morgan Stanley	3,979	78,457	77,352	(794)
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	4,183	90,037	67,723	(19,923)
Omnicom Group, Inc.	Morgan Stanley	1,333	103,495	73,182	(27,769)

		10,149	979,537	946,969	(23,014)

Pharmaceuticals, Biotechnology & Life Sciences
Alexion Pharmaceuticals, Inc.	Morgan Stanley	2,281	187,884	204,811	17,673
Amgen, Inc.	Morgan Stanley	639	135,691	129,544	(4,508)
Biogen, Inc.	Morgan Stanley	2,199	499,801	695,720	197,905
Gilead Sciences, Inc.	Morgan Stanley	5,602	376,417	418,806	47,973
Johnson & Johnson	Morgan Stanley	7,255	916,613	951,348	47,966
Merck & Co., Inc.	Morgan Stanley	9,093	737,168	699,615	(26,808)
Mylan NV (Netherlands)	Morgan Stanley	474	7,144	7,067	(48)
Pfizer, Inc.	Morgan Stanley	29,816	1,085,860	973,194	(101,325)

		57,359	3,946,578	4,080,105	178,828

Real Estate
Alexandria Real Estate Equities, Inc., REIT.	Morgan Stanley	845	129,839	115,816	(11,184)
Apartment Investment & Management Co., Class A, REIT	Morgan Stanley	1,783	82,543	62,673	(19,543)
AvalonBay Communities, Inc., REIT	Morgan Stanley	1,782	382,960	262,257	(113,972)
Boston Properties, Inc., REIT	Morgan Stanley	532	50,001	49,066	(284)
CBRE Group, Inc., Class A	Morgan Stanley	3,809	211,020	143,637	(66,544)
Duke Realty Corp., REIT	Morgan Stanley	555	17,923	17,971	644
Equity Residential, REIT	Morgan Stanley	5,184	438,620	319,905	(108,587)
Essex Property Trust, Inc., REIT	Morgan Stanley	845	267,333	186,103	(76,681)
Extra Space Storage, Inc., REIT	Morgan Stanley	1,571	186,671	150,439	(31,886)
Federal Realty Investment Trust, REIT	Morgan Stanley	791	93,397	59,017	(33,182)
Kimco Realty Corp., REIT	Morgan Stanley	3,015	37,382	29,155	(8,078)
Mid-America Apartment Communities, Inc., REIT	Morgan Stanley	1,280	164,830	131,878	(29,797)
Public Storage, REIT	Morgan Stanley	1,861	423,097	369,613	(45,772)
Realty Income Corp., REIT	Morgan Stanley	3,546	263,822	176,804	(83,573)
Regency Centers Corp., REIT	Morgan Stanley	929	38,226	35,701	(2,373)
UDR, Inc., REIT	Morgan Stanley	4,568	220,489	166,915	(49,639)
Vornado Realty Trust, REIT	Morgan Stanley	652	23,285	23,609	403
Welltower, Inc., REIT	Morgan Stanley	1,181	88,057	54,066	(42,605)

		34,729	3,119,495	2,354,625	(722,653)

Retailing
Advance Auto Parts, Inc.	Morgan Stanley	779	66,537	72,696	6,510
Amazon.com, Inc.	Morgan Stanley	425	730,672	828,631	100,863
AutoZone, Inc.	Morgan Stanley	24	18,110	20,304	2,266
Best Buy Co., Inc.	Morgan Stanley	1,473	95,045	83,961	(10,200)

The accompanying notes are an integral part of the financial statements.

95

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Retailing — (continued)
Booking Holdings, Inc.	Morgan Stanley	586	$1,006,347	$788,358	$(213,989)
Dollar General Corp.	Morgan Stanley	38	5,768	5,738	38
eBay, Inc.	Morgan Stanley	8,346	235,597	250,881	16,220
Expedia Group, Inc.	Morgan Stanley	1,427	109,819	80,297	(29,085)
Gap, Inc. (The)	Morgan Stanley	2,683	39,112	18,888	(19,501)
Genuine Parts Co.	Morgan Stanley	1,937	200,214	130,418	(66,010)
Kohl’s Corp.	Morgan Stanley	1,559	73,536	22,746	(49,405)
LKQ Corp.	Morgan Stanley	2,595	42,407	53,223	10,985
Macy’s, Inc.	Morgan Stanley	2,630	14,443	12,913	(1,472)
Ross Stores, Inc.	Morgan Stanley	2,526	158,935	219,686	61,448
Target Corp.	Morgan Stanley	1,596	152,552	148,380	(3,566)
Tiffany & Co.	Morgan Stanley	1,012	127,169	131,054	4,390
TJX Cos., Inc. (The)	Morgan Stanley	12,216	733,157	584,047	(146,196)
Tractor Supply Co.	Morgan Stanley	36	2,981	3,044	75
Ulta Beauty, Inc.	Morgan Stanley	480	77,862	84,336	6,783

		42,368	3,890,263	3,539,601	(329,846)

Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	115	18,440	18,775	269
Alliance Data Systems Corp.	Morgan Stanley	501	62,288	16,859	(44,328)
Citrix Systems, Inc.	Morgan Stanley	496	56,232	70,209	14,283
International Business Machines Corp	Morgan Stanley	4,092	410,994	453,926	44,565
Leidos Holdings, Inc.	Morgan Stanley	1,723	148,752	157,913	11,281
Mastercard, Inc., Class A	Morgan Stanley	872	219,906	210,640	(8,391)
Microsoft Corp.	Morgan Stanley	5,961	862,685	940,109	80,853
NortonLifeLock, Inc.	Morgan Stanley	6,641	135,130	124,253	(9,552)
Oracle Corp.	Morgan Stanley	377	18,996	18,220	(700)
Paychex, Inc.	Morgan Stanley	619	38,761	38,947	341
Visa, Inc., Class A	Morgan Stanley	1,443	234,589	232,496	(1,160)
Western Union Co. (The)	Morgan Stanley	2,330	52,915	42,243	(9,422)

		25,170	2,259,688	2,324,590	78,039

Technology Hardware & Equipment
Apple, Inc.	Morgan Stanley	3,200	861,903	813,728	(44,750)
Cisco Systems, Inc.	Morgan Stanley	11,600	440,863	455,996	16,885
F5 Networks, Inc.	Morgan Stanley	627	74,669	66,857	(7,515)
FLIR Systems, Inc.	Morgan Stanley	1,451	49,806	46,272	(3,336)
Hewlett Packard Enterprise Co.	Morgan Stanley	1,885	15,148	18,303	5,460
HP, Inc.	Morgan Stanley	10,798	187,742	187,453	1,387
Juniper Networks, Inc.	Morgan Stanley	3,639	83,518	69,650	(12,831)
Motorola Solutions, Inc.	Morgan Stanley	1,449	255,500	192,601	(61,085)
NetApp, Inc.	Morgan Stanley	638	29,465	26,598	(2,677)
Xerox Holdings Corp.	Morgan Stanley	2,030	60,790	38,448	(20,635)

		37,317	2,059,404	1,915,906	(129,097)

The accompanying notes are an integral part of the financial statements.

96

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Telecommunication Services
AT&T, Inc.	Morgan Stanley	12,978	$478,426	$378,309	$(86,201)
Verizon Communications, Inc.	Morgan Stanley	18,311	1,078,789	983,850	(70,354)

		31,289	1,557,215	1,362,159	(156,555)

Transportation
Alaska Air Group, Inc.	Morgan Stanley	1,008	62,566	28,698	(32,893)
CH Robinson Worldwide, Inc.	Morgan Stanley	1,464	96,501	96,917	1,021
Delta Air Lines, Inc.	Morgan Stanley	5,786	313,541	165,075	(143,091)
Expeditors International of Washington, Inc.	Morgan Stanley	328	21,221	21,884	746
Southwest Airlines Co.	Morgan Stanley	5,401	287,500	192,330	(92,127)
United Airlines Holdings, Inc.	Morgan Stanley	2,037	54,401	64,267	10,082

		16,024	835,730	569,171	(256,262)

Utilities
Evergy, Inc.	Morgan Stanley	1,985	124,752	109,274	(13,323)
NRG Energy, Inc.	Morgan Stanley	2,812	103,902	76,655	(26,055)

		4,797	228,654	185,929	(39,378)

Total Reference Entity — Long			44,064,436	38,610,954	(4,994,223)

Short

Automobiles & Components
Aptiv PLC (Jersey)	Morgan Stanley	(2,634)	(223,239)	(129,698)	91,983
Ford Motor Co.	Morgan Stanley	(32,085)	(166,913)	(154,970)	11,200
Harley-Davidson, Inc.	Morgan Stanley	(1,582)	(53,162)	(29,947)	22,396

		(36,301)	(443,314)	(314,615)	125,579

Banks
Bank of America Corp.	Morgan Stanley	(21,088)	(699,115)	(447,698)	244,510
Citigroup, Inc.	Morgan Stanley	(8,109)	(371,906)	(341,551)	28,700
Citizens Financial Group, Inc.	Morgan Stanley	(4,523)	(159,653)	(85,078)	70,472
Comerica, Inc.	Morgan Stanley	(1,537)	(100,812)	(45,095)	53,193
Fifth Third Bancorp.	Morgan Stanley	(7,111)	(206,759)	(105,598)	98,321
Huntington Bancshares, Inc.	Morgan Stanley	(10,477)	(148,012)	(86,016)	57,567
KeyCorp	Morgan Stanley	(10,082)	(176,863)	(104,550)	68,055
M&T Bank Corp.	Morgan Stanley	(1,322)	(222,871)	(136,734)	83,690
People’s United Financial, Inc.	Morgan Stanley	(3,135)	(46,439)	(34,642)	11,591
Regions Financial Corp.	Morgan Stanley	(10,295)	(160,857)	(92,346)	64,376
SVB Financial Group	Morgan Stanley	(534)	(110,007)	(80,677)	28,841
Wells Fargo & Co.	Morgan Stanley	(379)	(20,551)	(10,877)	9,389
Zions Bancorp NA	Morgan Stanley	(1,727)	(75,200)	(46,215)	27,477

		(80,319)	(2,499,045)	(1,617,077)	846,182

Capital Goods
Boeing Co. (The)	Morgan Stanley	(5,094)	(1,641,632)	(759,719)	860,197
Deere & Co.	Morgan Stanley	(3,226)	(546,273)	(445,704)	95,368

The accompanying notes are an integral part of the financial statements.

97

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Fastenal Co.	Morgan Stanley	(4,645)	$(150,946)	$(145,156)	$3,423
General Electric Co.	Morgan Stanley	(90,020)	(820,804)	(714,759)	100,211
Jacobs Engineering Group, Inc.	Morgan Stanley	(1,377)	(132,104)	(109,155)	22,361
Johnson Controls International PLC (Ireland)	Morgan Stanley	(7,882)	(319,312)	(212,499)	103,343
L3Harris Technologies, Inc.	Morgan Stanley	(1,765)	(309,780)	(317,912)	(9,609)
PACCAR, Inc.	Morgan Stanley	(2,589)	(195,731)	(158,266)	45,255
Parker-Hannifin Corp.	Morgan Stanley	(1,329)	(260,769)	(172,411)	86,050
Rockwell Automation, Inc.	Morgan Stanley	(1,161)	(235,456)	(175,207)	58,591
Roper Technologies, Inc.	Morgan Stanley	(1,044)	(391,726)	(325,530)	64,308
Textron, Inc.	Morgan Stanley	(2,361)	(113,968)	(62,968)	50,376
United Rentals, Inc.	Morgan Stanley	(746)	(93,261)	(76,763)	16,083

		(123,239)	(5,211,762)	(3,676,049)	1,495,957

Commercial & Professional Services
Copart, Inc.	Morgan Stanley	(1,939)	(156,664)	(132,860)	23,107
IHS Markit Ltd. (Bermuda)	Morgan Stanley	(792)	(47,090)	(47,520)	(639)
Rollins, Inc.	Morgan Stanley	(1,899)	(68,550)	(68,630)	(745)
Verisk Analytics, Inc.	Morgan Stanley	(190)	(26,874)	(26,482)	273

		(4,820)	(299,178)	(275,492)	21,996

Consumer Durables & Apparel
Hasbro, Inc.	Morgan Stanley	(1,365)	(157,376)	(97,666)	57,246
NIKE, Inc., Class B	Morgan Stanley	(3,168)	(321,462)	(262,120)	67,177
NVR, Inc	Morgan Stanley	(19)	(58,291)	(48,813)	9,218

		(4,552)	(537,129)	(408,599)	133,641

Consumer Services
Carnival Corp. (Panama)	Morgan Stanley	(6,870)	(78,822)	(90,478)	(12,006)
Chipotle Mexican Grill, Inc.	Morgan Stanley	(134)	(109,363)	(87,690)	21,186
Darden Restaurants, Inc.	Morgan Stanley	(1,235)	(137,277)	(67,258)	68,322
Las Vegas Sands Corp.	Morgan Stanley	(4,930)	(279,115)	(209,377)	61,106
Marriott International, Inc., Class A	Morgan Stanley	(3,345)	(437,590)	(250,239)	184,642
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(2,206)	(106,740)	(24,178)	82,087
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(2,156)	(236,382)	(69,359)	161,401
Wynn Resorts Ltd.	Morgan Stanley	(1,107)	(123,574)	(66,630)	54,187

		(21,983)	(1,508,863)	(865,209)	620,925

Diversified Financials
Ameriprise Financial, Inc.	Morgan Stanley	(1,347)	(189,969)	(138,040)	48,512
Capital One Financial Corp.	Morgan Stanley	(3,231)	(277,730)	(162,907)	113,506
Cboe Global Markets, Inc.	Morgan Stanley	(651)	(80,253)	(58,102)	21,560
Charles Schwab Corp. (The)	Morgan Stanley	(12,936)	(566,370)	(434,908)	125,089
CME Group, Inc.	Morgan Stanley	(359)	(61,527)	(62,075)	(821)
Discover Financial Services	Morgan Stanley	(127)	(4,873)	(4,530)	321

The accompanying notes are an integral part of the financial statements.

98

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Diversified Financials — (continued)
E*TRADE Financial Corp.	Morgan Stanley	(2,461)	$(107,245)	$(84,461)	$21,617
Moody’s Corp.	Morgan Stanley	(1,416)	(286,765)	(299,484)	(13,995)
MSCI, Inc.	Morgan Stanley	(878)	(250,875)	(253,707)	(4,435)
Northern Trust Corp.	Morgan Stanley	(2,104)	(221,493)	(158,768)	59,974
Raymond James Financial, Inc.	Morgan Stanley	(1,394)	(121,952)	(88,101)	32,159
State Street Corp.	Morgan Stanley	(3,224)	(167,707)	(171,742)	(6,458)
Synchrony Financial	Morgan Stanley	(5,528)	(181,253)	(88,945)	90,333

		(35,656)	(2,518,012)	(2,005,770)	487,362

Energy
Apache Corp.	Morgan Stanley	(3,787)	(34,294)	(15,830)	18,312
Cabot Oil & Gas Corp.	Morgan Stanley	(3,219)	(54,618)	(55,335)	(959)
Devon Energy Corp.	Morgan Stanley	(3,945)	(72,050)	(27,260)	44,116
Diamondback Energy, Inc.	Morgan Stanley	(1,681)	(162,098)	(44,042)	116,389
EOG Resources, Inc.	Morgan Stanley	(5,860)	(454,500)	(210,491)	238,617
Halliburton Co.	Morgan Stanley	(1,070)	(7,072)	(7,330)	(289)
Helmerich & Payne, Inc.	Morgan Stanley	(75)	(1,312)	(1,174)	133
Hess Corp.	Morgan Stanley	(3,157)	(200,728)	(105,128)	92,697
Marathon Oil Corp.	Morgan Stanley	(8,247)	(103,147)	(27,133)	74,730
Noble Energy, Inc.	Morgan Stanley	(5,001)	(117,031)	(30,206)	85,113
Occidental Petroleum Corp.	Morgan Stanley	(9,258)	(385,509)	(107,208)	262,064
ONEOK, Inc.	Morgan Stanley	(4,278)	(310,706)	(93,303)	208,172
Pioneer Natural Resources Co.	Morgan Stanley	(1,715)	(221,978)	(120,307)	98,305
Williams Cos., Inc. (The)	Morgan Stanley	(12,504)	(302,923)	(176,932)	113,303

		(63,797)	(2,427,966)	(1,021,679)	1,350,703

Food, Beverage & Tobacco
Brown-Forman Corp., Class B	Morgan Stanley	(3,634)	(228,104)	(201,723)	24,614
Monster Beverage Corp.	Morgan Stanley	(821)	(55,430)	(46,189)	10,991

		(4,455)	(283,534)	(247,912)	35,605

Health Care Equipment & Services
ABIOMED, Inc.	Morgan Stanley	(465)	(86,944)	(67,499)	19,058
Align Technology, Inc.	Morgan Stanley	(819)	(145,689)	(142,465)	2,575
Anthem, Inc.	Morgan Stanley	(1,112)	(312,377)	(252,468)	68,800
Becton Dickinson and Co.	Morgan Stanley	(503)	(139,000)	(115,574)	21,842
Boston Scientific Corp.	Morgan Stanley	(14,382)	(608,581)	(469,285)	136,601
Cardinal Health, Inc.	Morgan Stanley	(2,552)	(136,127)	(122,343)	10,723
Centene Corp.	Morgan Stanley	(3,358)	(181,711)	(199,499)	(18,597)
Cooper Cos., Inc. (The)	Morgan Stanley	(455)	(142,070)	(125,430)	15,994
Edwards Lifesciences Corp.	Morgan Stanley	(1,097)	(249,954)	(206,916)	48,051
Hologic, Inc.	Morgan Stanley	(2,722)	(140,191)	(95,542)	44,025
Humana, Inc.	Morgan Stanley	(1,068)	(312,251)	(335,373)	(25,011)
IDEXX Laboratories, Inc.	Morgan Stanley	(884)	(247,670)	(214,140)	32,428
Intuitive Surgical, Inc.	Morgan Stanley	(1,089)	(569,199)	(539,284)	27,383
ResMed, Inc.	Morgan Stanley	(1,170)	(172,422)	(172,329)	(723)

The accompanying notes are an integral part of the financial statements.

99

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Stryker Corp.	Morgan Stanley	(3,396)	$(731,799)	$(565,400)	$162,775
Teleflex, Inc.	Morgan Stanley	(478)	(165,532)	(139,987)	24,486
UnitedHealth Group, Inc.	Morgan Stanley	(181)	(44,304)	(45,138)	(1,031)
Varian Medical Systems, Inc.	Morgan Stanley	(935)	(133,298)	(95,987)	36,717
Zimmer Biomet Holdings, Inc.	Morgan Stanley	(1,784)	(255,549)	(180,327)	73,105

		(38,450)	(4,774,668)	(4,084,986)	679,201

Household & Personal Products
Coty, Inc., Class A	Morgan Stanley	(7,846)	(80,089)	(40,485)	36,965
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	(710)	(145,365)	(113,131)	30,931

		(8,556)	(225,454)	(153,616)	67,896

Insurance
American International Group, Inc.	Morgan Stanley	(2,498)	(123,268)	(60,577)	61,344
Lincoln National Corp.	Morgan Stanley	(2,041)	(119,482)	(53,719)	63,678
Principal Financial Group, Inc.	Morgan Stanley	(2,861)	(159,602)	(89,664)	66,054
Prudential Financial, Inc.	Morgan Stanley	(2,385)	(217,941)	(124,354)	87,762
Unum Group	Morgan Stanley	(2,150)	(60,853)	(32,272)	27,085

		(11,935)	(681,146)	(360,586)	305,923

Materials
Air Products & Chemicals, Inc.	Morgan Stanley	(1,257)	(270,758)	(250,910)	17,048
Albemarle Corp.	Morgan Stanley	(1,097)	(72,978)	(61,838)	9,858
Ball Corp.	Morgan Stanley	(2,695)	(207,161)	(174,259)	34,639
DuPont de Nemours, Inc.	Morgan Stanley	(1,761)	(94,313)	(60,050)	33,315
Freeport-McMoRan, Inc.	Morgan Stanley	(15,024)	(149,297)	(101,412)	45,730
Westrock Co.	Morgan Stanley	(2,408)	(80,955)	(68,050)	12,512

		(24,242)	(875,462)	(716,519)	153,102

Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	(5,306)	(300,177)	(315,601)	(16,760)
DISH Network Corp., Class A	Morgan Stanley	(5,415)	(185,553)	(108,246)	76,482
Live Nation Entertainment, Inc.	Morgan Stanley	(2,212)	(155,605)	(100,558)	54,355
Netflix, Inc.	Morgan Stanley	(782)	(274,769)	(293,641)	(20,309)
News Corp., Class A	Morgan Stanley	(5,934)	(83,948)	(53,258)	29,724
Twitter, Inc.	Morgan Stanley	(8,105)	(349,676)	(199,059)	149,061
ViacomCBS, Inc., Class B	Morgan Stanley	(6,499)	(178,737)	(91,051)	85,331

		(34,253)	(1,528,465)	(1,161,414)	357,884

Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	Morgan Stanley	(2,508)	(190,377)	(179,623)	8,822
Illumina, Inc.	Morgan Stanley	(825)	(241,575)	(225,324)	15,176
Incyte Corp.	Morgan Stanley	(815)	(63,760)	(59,682)	3,794
IQVIA Holdings, Inc.	Morgan Stanley	(2,008)	(306,946)	(216,583)	88,997
Mettler-Toledo International, Inc.	Morgan Stanley	(81)	(57,594)	(55,931)	1,420
Perrigo Co. PLC (Ireland)	Morgan Stanley	(1,409)	(70,880)	(67,759)	2,197
Thermo Fisher Scientific, Inc.	Morgan Stanley	(533)	(179,608)	(151,159)	27,757

The accompanying notes are an integral part of the financial statements.

100

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Vertex Pharmaceuticals, Inc.	Morgan Stanley	(1,036)	$(215,186)	$(246,516)	$(32,288)
Waters Corp.	Morgan Stanley	(146)	(31,590)	(26,579)	4,870

		(9,361)	(1,357,516)	(1,229,156)	120,745

Real Estate
American Tower Corp., REIT	Morgan Stanley	(1,325)	(289,998)	(288,519)	189
Crown Castle International Corp., REIT .	Morgan Stanley	(3,167)	(486,586)	(457,315)	22,995
Equinix, Inc., REIT	Morgan Stanley	(597)	(356,665)	(372,868)	(18,801)
Host Hotels & Resorts, Inc., REIT	Morgan Stanley	(3,106)	(52,810)	(34,290)	16,888
Iron Mountain, Inc., REIT	Morgan Stanley	(2,963)	(97,040)	(70,519)	21,417
SBA Communications Corp., REIT	Morgan Stanley	(703)	(191,844)	(189,789)	1,106
Weyerhaeuser Co., REIT	Morgan Stanley	(5,569)	(165,407)	(94,395)	68,241

		(17,430)	(1,640,350)	(1,507,695)	112,035

Retailing
CarMax, Inc.	Morgan Stanley	(1,690)	(159,417)	(90,973)	67,735
Dollar Tree, Inc.	Morgan Stanley	(2,434)	(281,566)	(178,826)	101,487
Home Depot, Inc. (The)	Morgan Stanley	(520)	(99,316)	(97,089)	1,785
Lowe’s Cos., Inc.	Morgan Stanley	(7,871)	(929,490)	(677,300)	245,425

		(12,515)	(1,469,789)	(1,044,188)	416,432

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	(12,435)	(384,118)	(565,544)	(183,136)
Analog Devices, Inc.	Morgan Stanley	(3,365)	(364,197)	(301,672)	57,001
Applied Materials, Inc.	Morgan Stanley	(8,387)	(411,666)	(384,292)	25,542
Broadcom, Inc.	Morgan Stanley	(3,811)	(1,091,367)	(903,588)	151,926
KLA Corp.	Morgan Stanley	(1,270)	(172,464)	(182,550)	(10,853)
Lam Research Corp.	Morgan Stanley	(1,488)	(312,992)	(357,120)	(47,232)
Maxim Integrated Products, Inc.	Morgan Stanley	(2,183)	(124,471)	(106,116)	15,812
Microchip Technology, Inc.	Morgan Stanley	(2,770)	(252,756)	(187,806)	61,819
Micron Technology, Inc.	Morgan Stanley	(11,594)	(541,803)	(487,644)	51,748
NVIDIA Corp.	Morgan Stanley	(3,338)	(608,236)	(879,897)	(275,357)
QUALCOMM, Inc.	Morgan Stanley	(11,791)	(989,771)	(797,661)	175,197
Skyworks Solutions, Inc.	Morgan Stanley	(1,380)	(124,187)	(123,344)	290
Texas Instruments, Inc.	Morgan Stanley	(6,373)	(837,375)	(636,854)	194,185
Xilinx, Inc.	Morgan Stanley	(2,588)	(242,889)	(201,709)	38,204

		(72,773)	(6,458,292)	(6,115,797)	255,146

Software & Services
Adobe, Inc.	Morgan Stanley	(2,257)	(768,612)	(718,268)	46,924
ANSYS, Inc.	Morgan Stanley	(890)	(191,534)	(206,898)	(16,217)
Autodesk, Inc.	Morgan Stanley	(2,160)	(319,978)	(337,176)	(18,622)
Automatic Data Processing, Inc.	Morgan Stanley	(3,467)	(602,339)	(473,870)	130,564
Broadridge Financial Solutions, Inc.	Morgan Stanley	(1,037)	(122,093)	(98,339)	22,589
Cadence Design Systems, Inc.	Morgan Stanley	(2,897)	(189,520)	(191,318)	(2,641)

The accompanying notes are an integral part of the financial statements.

101

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
DXC Technology Co.	Morgan Stanley	(2,649)	$(76,688)	$(34,569)	$40,664
Fidelity National Information Services, Inc.	Morgan Stanley	(3,721)	(466,887)	(452,622)	12,009
Fiserv, Inc.	Morgan Stanley	(5,802)	(632,645)	(551,132)	78,697
FleetCor Technologies, Inc.	Morgan Stanley	(625)	(166,067)	(116,588)	48,741
Fortinet, Inc.	Morgan Stanley	(1,777)	(139,998)	(179,779)	(40,404)
Gartner, Inc.	Morgan Stanley	(70)	(11,004)	(6,970)	3,985
Global Payments, Inc.	Morgan Stanley	(3,107)	(551,602)	(448,123)	100,148
Intuit, Inc.	Morgan Stanley	(2,293)	(598,492)	(527,390)	67,228
Paycom Software, Inc.	Morgan Stanley	(597)	(187,961)	(120,600)	66,525
ServiceNow, Inc.	Morgan Stanley	(1,639)	(457,641)	(469,705)	(14,100)
Synopsys, Inc.	Morgan Stanley	(1,518)	(212,004)	(195,503)	15,557
VeriSign, Inc.	Morgan Stanley	(1,070)	(208,089)	(192,696)	14,466

		(37,576)	(5,903,154)	(5,321,546)	556,113

Technology Hardware & Equipment
Arista Networks, Inc.	Morgan Stanley	(5)	(1,025)	(1,013)	7
IPG Photonics Corp.	Morgan Stanley	(200)	(28,781)	(22,056)	6,597
Keysight Technologies, Inc.	Morgan Stanley	(1,944)	(196,875)	(162,674)	33,325
Seagate Technology PLC (Ireland)	Morgan Stanley	(1,619)	(80,296)	(79,007)	690
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	(3,339)	(313,127)	(210,290)	100,079
Western Digital Corp.	Morgan Stanley	(3,096)	(183,800)	(128,855)	51,081

		(10,203)	(803,904)	(603,895)	191,779

Telecommunication Services
CenturyLink, Inc.	Morgan Stanley	(8,821)	(83,785)	(83,447)	(35)

Transportation
American Airlines Group, Inc.	Morgan Stanley	(4,345)	(116,108)	(52,965)	62,191
FedEx Corp.	Morgan Stanley	(2,734)	(407,825)	(331,525)	70,965
Kansas City Southern	Morgan Stanley	(99)	(12,806)	(12,591)	158
Norfolk Southern Corp.	Morgan Stanley	(2,587)	(549,983)	(377,702)	167,502
Old Dominion Freight Line, Inc.	Morgan Stanley	(967)	(123,285)	(126,928)	(4,294)
Union Pacific Corp.	Morgan Stanley	(6,238)	(1,130,313)	(879,807)	239,285
United Parcel Service, Inc., Class B	Morgan Stanley	(285)	(35,415)	(26,625)	8,071

		(17,255)	(2,375,735)	(1,808,143)	543,878

Utilities
Ameren Corp.	Morgan Stanley	(1,559)	(120,450)	(113,542)	5,486
American Electric Power Co., Inc.	Morgan Stanley	(365)	(34,701)	(29,193)	15,201
Atmos Energy Corp.	Morgan Stanley	(916)	(102,302)	(90,895)	9,977
CenterPoint Energy, Inc.	Morgan Stanley	(5,165)	(152,650)	(79,799)	69,193
CMS Energy Corp.	Morgan Stanley	(112)	(7,432)	(6,580)	819
DTE Energy Co.	Morgan Stanley	(1,982)	(249,835)	(188,230)	56,576
Duke Energy Corp.	Morgan Stanley	(681)	(66,257)	(55,079)	10,883
Edison International	Morgan Stanley	(3,735)	(268,944)	(204,641)	56,525
Entergy Corp.	Morgan Stanley	(1,711)	(197,436)	(160,783)	32,856

The accompanying notes are an integral part of the financial statements.

102

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Concluded)

March 31, 2020

(Unaudited)

Total Return Swaps (concluded)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Eversource Energy	Morgan Stanley	(422)	$(33,741)	$(33,005)	$587
Exelon Corp.	Morgan Stanley	(10,033)	(494,027)	(369,315)	118,904
FirstEnergy Corp.	Morgan Stanley	(4,375)	(201,703)	(175,306)	22,876
NextEra Energy, Inc.	Morgan Stanley	(266)	(62,927)	(64,005)	(1,358)
NiSource, Inc.	Morgan Stanley	(3,942)	(116,416)	(98,432)	15,894
Pinnacle West Capital Corp.	Morgan Stanley	(1,160)	(116,548)	(87,916)	28,113
PPL Corp.	Morgan Stanley	(7,855)	(272,212)	(193,861)	72,910
Southern Co. (The)	Morgan Stanley	(20)	(1,116)	(1,083)	28
WEC Energy Group, Inc.	Morgan Stanley	(350)	(31,142)	(30,846)	158
Xcel Energy, Inc.	Morgan Stanley	(2,450)	(156,411)	(147,735)	6,051

		(47,099)	(2,686,250)	(2,130,246)	521,679

Total Reference Entity — Short			(46,592,773)	(36,753,636)	9,399,728

Net Value of Reference Entity			$(2,528,337)	$1,857,318	$4,405,505

*	Includes $19,850 related to open trades, dividends receivables/payables and swap receivables/payables activities.

The accompanying notes are an integral part of the financial statements.

103

GOTHAM TOTAL RETURN FUND

Portfolio of Investments

March 31, 2020

(Unaudited)

	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 99.6%
Gotham Absolute 500 Fund	585,976	$5,695,692
Gotham Defensive Long 500 Fund	801,323	8,486,011
Gotham Enhanced 500 Fund	471,642	4,306,089
Gotham Index Plus Fund	459,351	5,778,631
Gotham Neutral Fund*	441,060	4,159,199

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $30,932,892)		28,425,622

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		103,228

NET ASSETS - 100.0%		$28,528,850

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
*	Non-income producing.

The accompanying notes are an integral part of the financial statements.

104

GOTHAM FUNDS

Statements of Assets and Liabilities

March 31, 2020

(Unaudited)

	Gotham Absolute Return Fund	Gotham Enhanced Return Fund		Gotham Neutral Fund
Assets
Non-affiliated investments, at value[1,2]	$707,791,556	$265,141,988		$159,995,135
Swaps, at value	—	23,339,226	(a)	—
Cash	799,302	—		435,212
Due from broker	—	582,616		—
Deposits with brokers for securities sold short	235,628,804	—		99,567,753
Receivables:
Investments sold	28,278,482	4,903,823		9,543,442
Capital shares sold	510,454	142,707		702,441
Dividends and interest	895,714	283,441		173,484
Prepaid expenses and other assets	21,257	14,505		3,854

Total assets	973,925,569	294,408,306		270,421,321

Liabilities
Securities sold short, at value[3]	354,193,405	—		126,830,636
Due to custodian	—	350,593		—
Obligation to return cash collateral on swap contracts (Note 1)	—	8,000,000		—
Payables:
Investments purchased	23,275,917	4,396,938		8,822,820
Dividends and fees on securities sold short	472,566	—		154,956
Capital shares redeemed	5,300,424	4,569,293		849,075
Investment adviser	1,052,030	488,837		234,398
Administration and accounting fees	42,317	13,602		16,027
Accrued expenses	237,526	155,876		186,227

Total liabilities	384,574,185	17,975,139		137,094,139

Net Assets	$589,351,384	$276,433,167		$133,327,182

Net Assets Consisted of:
Capital stock, $0.01 par value	$457,000	$323,854		$141,431
Paid-in capital	703,187,022	275,534,125		202,730,458
Total distributable earnings (loss)	(114,292,638)	575,188		(69,544,707)

Net Assets	$589,351,384	$276,433,167		$133,327,182

Institutional Class Shares:
Net assets	$589,351,384	$276,433,167		$133,327,182

Shares outstanding	45,699,985	32,385,376		14,143,063

Net asset value, offering and redemption price per share	$12.90	$8.54		$9.43

[1]Non-affiliated investments, at cost	$852,347,471	$304,069,459		$188,934,704
[2]Includes market value of securities designated as collateral for swaps	$—	$86,018,048		$—
[3]Proceeds received, securities sold short	$475,439,997	$—		$169,342,701

(a)	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

105

GOTHAM FUNDS

Statements of Assets and Liabilities (Concluded)

March 31, 2020

(Unaudited)

	Gotham Large Value Fund	Gotham Defensive Long 500 Fund		Gotham Total Return Fund
Assets
Non-affiliated investments, at value[1,2]	$45,457,960	$39,043,028		$—
Affiliated investments, at value[3]	—	—		28,425,622
Swaps, at value	—	4,405,505	(a)	—
Due from broker	—	21		—
Securities Lending cash collateral	—	9,662		—
Cash	512,125	335,296		86,611
Receivables:
Investments sold	10,274,860	693,537		—
Capital shares sold	379,808	320,138		237
Dividends and interest	89,664	68,600		—
Investment adviser	—	—		18,249
Prepaid expenses and other assets	17,362	20,030		19,351

Total assets	56,731,779	44,895,817		28,550,070

Liabilities
Obligation to return cash collateral on swap contracts (Note 1)	—	2,200,000		—
Payables:
Securities lending cash collateral	—	9,662		—
Investments purchased	622,184	1,047,976		—
Capital shares redeemed	10,052,456	—		1,000
Investment adviser	24,225	37,964		—
Administration and accounting fees	6,176	5,289		1,459
12b-1 distribution fees (Investor Class)	—	—		558
Accrued expenses	17,654	12,670		18,203

Total liabilities	10,722,695	3,313,561		21,220

Net Assets	$46,009,084	$41,582,256		$28,528,850

Net Assets Consisted of:
Capital stock, $0.01 par value	$44,088	$39,280		$27,204
Paid-in capital	57,546,440	52,467,137		31,374,980
Total distributable earnings	(11,581,444)	(10,924,161)		(2,873,334)

Net Assets	$46,009,084	$41,582,256		$28,528,850

Institutional Class Shares:
Net assets	$46,009,084	$41,582,256		$25,976,406

Shares outstanding	4,408,778	3,927,967		2,476,609

Net asset value, offering and redemption price per share	$10.44	$10.59		$10.49

Investor Class Shares:
Net assets	N/A	N/A		$2,552,444

Shares outstanding	N/A	N/A		243,755

Net asset value, offering and redemption price per share	N/A	N/A		$10.47

[1]Non-affiliated investments, at cost	$54,424,554	$43,815,661		$—
[2]Includes market value of securities designated as collateral for swaps	$—	$16,766,167		$—
[3]Affiliated investments, at cost	$—	$—		$30,932,892

(a)	Primary risk exposure is equity price risk.

The accompanying notes are an integral part of the financial statements.

106

GOTHAM FUNDS

Statements of Operations

For the Six Months Ended March 31, 2020

(Unaudited)

	Gotham Absolute Return Fund	Gotham Enhanced Return Fund		Gotham Neutral Fund
Investment Income
Dividend income	$9,557,148	$3,824,821		$1,666,341
Less: taxes withheld	(13,937)	(5,125)		(7,022)
Interest	16,776	53,983		9,273

Total investment income	9,559,987	3,873,679		1,668,592

Expenses
Advisory fees (Note 2)	7,974,403	4,545,113		1,685,354
Administration and accounting fees (Note 2)	127,034	87,931		52,910
Dividends and fees on securities sold short (Note 1)	1,960,028	—		394,023
Transfer agent fees (Note 2)	384,148	191,647		2,545
Custodian fees (Note 2)	37,206	30,162		10,965
Trustees’ and officers’ fees (Note 2)	83,695	50,850		18,752
Printing and shareholder reporting fees	40,806	23,235		18,045
Registration and filing fees	42,056	13,580		20,386
Legal fees	88,453	59,718		23,768
Audit fees	15,701	15,595		15,310
Other expenses	29,790	19,399		7,727

Total expenses before recoupments, waivers and/or reimbursements	10,783,320	5,037,230		2,249,785

Recoupments, waivers and/or reimbursements (Note 2)	(250,808)	(151,233)		(44,007)

Net expenses after recoupments, waivers and/or reimbursements	10,532,512	4,885,997		2,205,778

Net investment loss	(972,525)	(1,012,318)		(537,186)

Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	22,074,921	56,850,219		69,583
Net realized gain from securities sold short	13,493,634	11,806		1,056,769
Net realized loss on swaps	—	(22,513,611	)(a)	—
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	(226,172,801)	(128,241,764)		(43,246,966)
Net change in unrealized appreciation/(depreciation) on securities sold short	81,534,174	(15,983)		27,525,992
Net change in unrealized appreciation/(depreciation) on swaps	—	10,673,418	(a)	—

Net realized and unrealized loss on investments	(109,070,072)	(83,235,915)		(14,594,622)

Net decrease in net assets resulting from operations	$(110,042,597)	$(84,248,233)		$(15,131,808)

(a)	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

107

GOTHAM FUNDS

Statements of Operations (Concluded)

For the Six Months Ended March 31, 2020

(Unaudited)

	Gotham Large Value Fund	Gotham Defensive Long 500 Fund		Gotham Total Return Fund
Investment Income
Dividends from non-affiliated investments	$835,795	$749,471		$—
Dividends from affiliated investments	—	—		294,464
Interest	3,105	24,202		3,044
Income from securities loaned (Note 5)	—	515		—

Total investment income	838,900	774,188		297,508

Expenses
Advisory fees (Note 2)	241,565	405,213		—
Administration and accounting fees (Note 2)	14,272	21,600		23,079
Distribution fees (Investor Class)	—	—		3,809
Transfer agent fees (Note 2)	5,300	4,354		15,791
Custodian fees (Note 2)	1,527	3,453		5,911
Trustees’ and officers’ fees (Note 2)	5,611	2,937		3,234
Printing and shareholder reporting fees	11,736	10,880		8,001
Registration and filing fees	13,954	1,884		23,539
Legal fees	4,560	7,443		2,920
Audit fees	13,347	14,462		10,531
Other expenses	2,391	1,909		3,149

Total expenses before waivers and/or reimbursements	314,263	474,135		99,964

Recoupments and/or waivers, reimbursements (Note 2)	(72,698)	(68,922)		(96,155)

Net expenses after waivers and/or reimbursements	241,565	405,213		3,809

Net investment income	597,335	368,975		293,699

Net realized and unrealized gain/(loss) from investments:
Net realized loss from non-affiliated investments	(1,327,853)	(3,491,086)		—
Net realized loss from affiliated investments	—	—		(376,965)
Net realized loss on swaps	—	(5,881,535	)(a)	—
Capital gain distributions from affiliated investments	—	—		87,212
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	(12,224,241)	(7,804,234)		(5,818,472)
Net change in unrealized appreciation/(depreciation) on swaps	—	3,911,373	(a)	—

Net realized and unrealized loss on investments	(13,552,094)	(13,265,482)		(6,108,225)

Net decrease in net assets resulting from operations	$(12,954,759)	$(12,896,507)		$(5,814,526)

(a)	Primary risk exposure is equity price risk.

The accompanying notes are an integral part of the financial statements.

108

GOTHAM FUNDS

Statements of Changes in Net Assets

	Gotham Absolute Return Fund		Gotham Enhanced Return Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
Net increase/(decrease) in net assets from operations:
Net investment loss	$(972,525)	$(170,085)	$(1,012,318)	$(3,582,506)
Net realized gain from investments, securities sold short, swaps and foreign currency transactions	35,568,555	3,181,003	34,348,414	164,430,741
Net change in unrealized appreciation/(depreciation) on investments, swaps and securities sold short	(144,638,627)	867,308	(117,584,329)	(164,513,716)

Net increase/(decrease) in net assets resulting from operations	(110,042,597)	3,878,226	(84,248,233)	(3,665,481)

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings	—	—	(124,087,944)	(64,015,741)

Net decrease in net assets from dividends and distributions to shareholders	—	—	(124,087,944)	(64,015,741)

Decrease in Net Assets from Capital Share Transactions (Note 4)	(157,852,911)	(215,675,985)	(34,297,835)	(259,084,560)

Total decrease in net assets	(267,895,508)	(211,797,759)	(242,634,012)	(326,765,782)

Net assets
Beginning of period	857,246,892	1,069,044,651	519,067,179	845,832,961

End of period	$589,351,384	$857,246,892	$276,433,167	$519,067,179

The accompanying notes are an integral part of the financial statements.

109

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Neutral Fund		Gotham Large Value Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$(537,186)	$276,397	$597,335	$836,287
Net realized gain/(loss) from investments and securities sold short	1,126,352	7,379,264	(1,327,853)	(966,077)
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	(15,720,974)	(6,399,575)	(12,224,241)	2,655,043

Net increase/(decrease) in net assets resulting from operations	(15,131,808)	1,256,086	(12,954,759)	2,525,253

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings	—	—	(1,610,912)	(487,128)

Net decrease in net assets from dividends and distributions to shareholders	—	—	(1,610,912)	(487,128)

Increase/(decrease) in Net Assets from Capital Share Transactions (Note 4)	(32,954,462)	(176,514,391)	1,596,705	25,621,728

Total increase/(decrease) in net assets	(48,086,270)	(175,258,305)	(12,968,966)	27,659,853

Net assets
Beginning of period	181,413,452	356,671,757	58,978,050	31,318,197

End of period	$133,327,182	$181,413,452	$46,009,084	$58,978,050

The accompanying notes are an integral part of the financial statements.

110

GOTHAM FUNDS

Statements of Changes in Net Assets (Concluded)

	Gotham Defensive Long 500 Fund		Gotham Total Return Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
Net increase/(decrease) in net assets from operations:
Net investment income	$368,975	$147,263	$293,699	$103,865
Net realized gain/(loss) from investments, securities sold short, and swaps	(9,372,621)	(344,861)	(289,753)	1,729,577
Net change in unrealized appreciation/(depreciation) on investments, swaps and securities sold short	(3,892,861)	1,532,731	(5,818,472)	(1,461,636)

Net increase/(decrease) in net assets resulting from operations	(12,896,507)	1,335,133	(5,814,526)	371,806

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings	(878,804)	(877,426)	(292,063)	(384,983)

Investor Class Shares:
Total distributable earnings	—	—	(1,801,179)	(28,675)

Net decrease in net assets from dividends and distributions to shareholders	(878,804)	(877,426)	(2,093,242)	(413,658)

Increase/(decrease) in Net Assets from Capital Share Transactions (Note 4)	(4,010,204)	47,878,679	1,547,137	6,603,654

Total increase/(decrease) in net assets	(17,785,515)	48,336,386	(6,360,631)	6,561,802

Net assets
Beginning of period	59,367,771	11,031,385	34,889,481	28,327,679

End of period	$41,582,256	$59,367,771	$28,528,850	$34,889,481

The accompanying notes are an integral part of the financial statements.

111

GOTHAM FUNDS

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Absolute Return Fund Institutional Class Shares
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 2015*		Year Ended April 30, 2015
Per Share Operating Performance
Net asset value, beginning of period	$15.01		$14.86		$13.94	$12.70	$12.48	$13.54		$13.45

Net investment loss(1)	(0.02)		(0.00	)(2)	(0.09)	(0.12)	(0.07)	(0.06)		(0.10)
Net realized and unrealized gain/(loss) on investments	(2.09)		0.15		1.01	1.36	0.46	(1.00)		0.43

Total from investment operations	(2.11)		0.15		0.92	1.24	0.39	(1.06)		0.33

Dividends and distributions to shareholders from:
Net investment income	—		—		—	—	—	—		—
Net realized capital gains	—		—		—	—	(0.17)	—		(0.24)

Total dividends and distributions to shareholders	—		—		—	—	(0.17)	—		(0.24)

Redemption fees	0.00	(3)	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)

Net asset value, end of period	$12.90		$15.01		$14.86	$13.94	$12.70	$12.48		$13.54

Total investment return(4)	(14.06)%		1.01%		6.60%	9.76%	3.14%	(7.83)%		2.44%
Ratio/Supplemental Data
Net assets, end of period (in 000s)	$589,351		$857,247		$1,069,045	$884,205	$982,987	$2,566,098		$3,657,763
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(5)	2.64	%(6)	2.58%		2.56%	2.81%	3.09%	2.95	%(6)	2.81%
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(5)(7)	2.70	%(6)	2.60%		2.63%	2.95%	3.09%	2.95	%(6)	2.81%
Ratio of net investment loss to average net assets (including dividend and interest expense)	(0.24	)%(6)	(0.02	)%(8)	(0.58)%	(0.88)%	(0.56)%	(1.03	)%(6)	(0.75)%
Portfolio turnover rate	121	%(9)	233%		258%	238%	272%	134	%(9)	336%

*	The Fund changed its fiscal year end from April 30 to September 30.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $(0.005) per share.
(3)	Amount is less than $0.005 per share.
(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(5)

Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund would be 2.15%, 2.15%, 2.15%, 2.15%, 2.20%, 2.15% and 2.15% for the six months ended March 31, 2020, the years ended September 30, 2019, 2018, 2017 and 2016, the period ended September 30, 2015 and the year ended April 30, 2015, respectively.

(6)	Annualized.
(7)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(8)	Net rebate income on securities sold short exceeded dividends and fees on securities sold short during the period. (See Note 1). (9) Not annualized.

The accompanying notes are an integral part of the financial statements.

112

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Enhanced Return Fund Institutional Class Shares
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 2015*		Year Ended April 30, 2015
Per Share Operating Performance
Net asset value, beginning of period	$14.51		$15.55	$13.68	$11.79	$11.10	$12.38		$12.39

Net investment income/(loss)(1)	(0.03)		(0.08)	(0.13)	(0.07)	0.02	(0.03)		(0.04)
Net realized and unrealized gain/(loss) on investments	(2.16)		0.26	2.14	1.96	0.87	(1.25)		0.97

Total from investment operations	(2.19)		0.18	2.01	1.89	0.89	(1.28)		0.93

Dividends and distributions to shareholders from:
Net realized capital gains	(3.78)		(1.22)	(0.14)	—	(0.20)	—		(0.94)

Total dividends and distributions to shareholders	(3.78)		(1.22)	(0.14)	—	(0.20)	—		(0.94)

Redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00	(2)	0.00 (2)

Net asset value, end of period	$8.54		$14.51	$15.55	$13.68	$11.79	$11.10		$12.38

Total investment return(3)	(22.05)%		1.79%	14.79%	16.03%	8.18%	(10.34)%		7.34%
Ratio/Supplemental Data
Net assets, end of period (in 000s)	$276,433		$519,067	$845,833	$897,371	$950,202	$1,126,264		$1,558,078
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	2.15	%(5)	3.56%	3.63%	3.55%	3.58%	3.36	%(5)	3.23%
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	2.22	%(5)	3.56%	3.67%	3.56%	3.58%	3.36	%(5)	3.23%
Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	(0.45	)%(5)	(0.56)%	(0.84)%	(0.51)%	0.16%	(0.66	)%(5)	(0.31)%
Portfolio turnover rate	90	%(7)	204%	197%	196%	248%	85	%(7)	275%

*	The Fund changed its fiscal year end from April 30 to September 30.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund would be 2.15%, 2.15%, 2.15%, 2.15%, 2.14% and 2.16% for years ended September 30, 2019, 2018, 2017 and 2016, the period ended September 30, 2015 and the year ended April 30, 2015, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

113

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Neutral Fund Institutional Class Shares
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 2015*		Year Ended April 30, 2015
Per Share Operating Performance
Net asset value, beginning of period	$10.35		$10.25		$10.23	$9.91	$9.99	$10.42		$11.21

Net investment income/(loss)(1)	(0.03)		0.01		(0.09)	(0.13)	(0.10)	(0.06)		(0.12)
Net realized and unrealized gain/(loss) on investments	(0.89)		0.09		0.11	0.45	0.08	(0.37)		(0.43)

Total from investment operations	(0.92)		0.10		0.02	0.32	(0.02)	(0.43)		(0.55)

Dividends and distributions to shareholders from:
Net realized capital gains	—		—		—	—	(0.06)	—		(0.24)

Total dividends and distributions to shareholders	—		—		—	—	(0.06)	—		(0.24)

Redemption fees	0.00	(2)	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00	(2)	0.00 (2)

Net asset value, end of period	$9.43		$10.35		$10.25	$10.23	$9.91	$9.99		$10.42

Total investment return(3)	(8.89)%		0.98%		0.20%	3.23%	(0.16)%	(4.13)%		(5.00)%
Ratio/Supplemental Data
Net assets, end of period (in 000s)	$133,327		$181,413		$356,672	$669,540	$783,024	$755,707		$932,434
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	2.62	%(5)	2.34%		2.61%	3.10%	3.56%	3.38	%(5)	3.20%
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	2.67	%(5)	2.33%		2.73%	3.14%	3.56%	3.38	%(5)	3.19%
Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	(0.64	)%(5)	0.11	%(7)	(0.87)%	(1.31)%	(1.02)%	(1.38	)%(5)	(1.11)%
Portfolio turnover rate	158	%(8)	331%		274%	261%	303%	141	%(8)	378%

*	The Fund changed its fiscal year end from April 30 to September 30.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund would be 2.15%, 2.15%, 2.15%, 2.15%, 2.16%, 2.16% and 2.18% for the six months ended March 31, 2020, years ended September 30, 2019, 2018, 2017 and 2016, the period ended September 30, 2015 and the year ended April 30, 2015, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Net rebate income on securities sold short exceeded dividends and fees on securities sold short during the period. (See Note 1).
(8)	Not annualized.

The accompanying notes are an integral part of the financial statements.

114

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Large Value Fund Institutional Class Shares
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Period Ended September 30, 2016*
Per Share Operating Performance
Net asset value, beginning of period	$13.29		$13.02	$12.46	$10.87	$10.00

Net investment income(1)	0.12		0.20	0.14	0.14	0.11
Net realized and unrealized gain/(loss) on investments	(2.63)		0.18	2.03	1.71	0.76

Total from investment operations	(2.51)		0.38	2.17	1.85	0.87

Dividends and distributions to shareholders from:
Net investment income	(0.23)		(0.01)	(0.28)	(0.26)	—
Net realized capital gains	(0.11)		(0.10)	(1.33)	—	—

Total dividends and distributions to shareholders	(0.34)		(0.11)	(1.61)	(0.26)	—

Redemption fees	0.00	(2)	—	—	—	—

Net asset value, end of period	$10.44		$13.29	$13.02	$12.46	$10.87

Total investment return(3)	(19.54)%		3.11%	18.93%	17.31%	8.70%
Ratio/Supplemental Data
Net assets, end of period (in 000s)	$46,009		$58,978	$31,318	$2,627	$2,236
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any	0.75	%(4)	0.75%	0.88%	0.95%	0.95	%(4)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(5)	0.98	%(4)	1.05%	2.19%	4.40%	4.90	%(4)
Ratio of net investment income to average net assets	1.85	%(4)	1.61%	1.12%	1.19%	1.41	%(4)
Portfolio turnover rate	195	%(6)	316%	670%	169%	244	%(6)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on December 31, 2015.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

115

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Defensive Long 500 Fund Institutional Class Shares
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Period Ended September 30, 2016*
Per Share Operating Performance
Net asset value, beginning of period	$13.20		$13.78	$11.71	$9.99	$10.00

Net investment income(1)	0.08		0.13	0.09	0.04	—
Net realized and unrealized gain/(loss) on investments	(2.50)		0.32	2.06	1.68	(0.01)

Total from investment operations	(2.42)		0.45	2.15	1.72	(0.01)

Dividends and distributions to shareholders from:
Net investment income	(0.08)		(0.07)	(0.08)	—	—
Net realized capital gains	(0.11)		(0.96)	—	—	—

Total dividends and distributions to shareholders	(0.19)		(1.03)	(0.08)	—	—

Redemption fees	0.00	(2)	—	—	—	—

Net asset value, end of period	$10.59		$13.20	$13.78	$11.71	$9.99

Total investment return(3)	(18.63)%		3.71%	18.42%	17.10%	(0.10)%
Ratio/Supplemental Data
Net assets, end of period (in 000s)	$41,582		$59,368	$11,031	$7,940	$1,999
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	1.35	%(5)	3.21%	3.51%	3.80%	—
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	1.58	%(5)	3.81%	4.08%	5.01%	—
Ratio of net investment income to average net assets (including dividend and interest expense)	1.23	%(5)	1.03%	0.73%	0.39%	—
Portfolio turnover rate	137	%(7)	429%	220%	259%	—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursements, and recoupments for the Fund would be 1.42%, 1.50% and 1.50% for the years ended September 30, 2019, 2018 and 2017, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

116

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Total Return Fund Institutional Class Shares
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 2015*
Per Share Operating Performance
Net asset value, beginning of period	$13.28		$13.38	$11.60	$10.02	$9.33	$10.00

Net investment income/(loss)(1)	0.11		0.05	0.03	0.01	0.17	(0.01)
Net realized and unrealized gain/(loss) on investments	(2.12)		0.03	1.80	1.58	0.72	(0.66)

Total from investment operations	(2.01)		0.08	1.83	1.59	0.89	(0.67)

Dividends and distributions to shareholders from:
Net investment income	(0.11)		(0.05)	(0.04)	(0.01)	(0.18)	—
Net realized capital gains	(0.67)		(0.13)	(0.01)	—	(0.02)	—

Total dividends and distributions to shareholders	(0.78)		(0.18)	(0.05)	(0.01)	(0.20)	—

Redemption fees.	0.00	(2)	0.00 (2)	—	—	—	0.00	(2)

Net asset value, end of period	$10.49		$13.28	$13.38	$11.60	$10.02	$9.33

Total investment return(3)	(16.21)%		0.67%	15.73%	15.82%	9.65%	(6.70)%
Ratio/Supplemental Data
Net assets, end of period (in 000s)	$25,976		$32,167	$26,218	$18,539	$8,062	$7,010
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any	0.00	%(4)	0.00%	0.00%	0.02%	0.17%	0.18	%(4)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(5)	0.55	%(4)	0.69%	0.51%	0.74%	1.55%	1.57	%(4)
Ratio of net investment income/(loss) to average net assets	1.70	%(4)	0.35%	0.27%	0.09%	1.78%	(0.18	)%(4)
Portfolio turnover rate	15	%(6)	3%	1%	27%	6%	42	%(6)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on March 31, 2015.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

117

GOTHAM FUNDS

Financial Highlights (Concluded)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Total Return Fund Investor Class Shares
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019	Period Ended September 30, 2018*
Per Share Operating Performance
Net asset value, beginning of period	$13.24		$13.35	$12.60

Net investment income/(loss)(1)	0.09		0.01	(0.02)
Net realized and unrealized gain/(loss) on investments	(2.11)		0.03	0.77

Total from investment operations	(2.02)		0.04	0.75

Dividends and distributions to shareholders from:
Net investment income	(0.08)		(0.02)	—
Net realized capital gains	(0.67)		(0.13)	—

Total dividends and distributions to shareholders	(0.75)		(0.15)	—

Redemption fee	0.00	(2)	0.00 (2)	—

Net asset value, end of period	$10.47		$13.24	$13.35

Total investment return(3)	(16.30)%		0.40%	5.95%
Ratio/Supplemental Data
Net assets, end of period (in 000s)	$2,552		$2,723	$2,110
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any	0.25	%(4)	0.25%	0.25	%(4)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(5)	0.80	%(4)	0.93%	0.76	%(4)
Ratio of net investment income/(loss) to average net assets	1.48	%(4)	0.08%	(0.24	)%(4)
Portfolio turnover rate	15	%(6)	3%	1	%(6)

*	Investor Class commenced operations on January 2, 2018. Total return is calculated based on inception date of December 29, 2017, when initial seed capital was issued at $12.60 per share.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

118

GOTHAM FUNDS

Notes to Financial Statements

March 31, 2020

(Unaudited)

1. Organization and Significant Accounting Policies

The Gotham Absolute Return Fund, the Gotham Enhanced Return Fund, the Gotham Neutral Fund, the Gotham Large Value Fund, the Gotham Defensive Long 500 Fund and the Gotham Total Return Fund (each a “Fund” and together, the “Funds”) are each a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each a separate series of Fund Vantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each of the Funds, except for the Gotham Total Return Fund, offers one class of shares, Institutional Class. The Gotham Total Return Fund offers two classes of shares, Institutional Class and Investor Class. The Funds’ commencement of operations are as follows:

Gotham Absolute Return Fund (“Absolute Return”)	August 31, 2012
Gotham Enhanced Return Fund (“Enhanced Return”)	May 31, 2013
Gotham Neutral Fund (“Neutral”)	August 30, 2013
Gotham Large Value Fund (“Large Value”)	December 31, 2015
Gotham Defensive Long 500 Fund (“Defensive Long 500”)	September 30, 2016
Gotham Total Return Fund (“Total Return”)
(operates as a “Fund of Funds”)	March 31, 2015

All the Funds except for the Large Value and Total Return seek to achieve their investment objectives by primarily investing in long and short positions of U.S. equity securities. Equity securities include common and preferred stocks. Large Value seeks to achieve its investment objective by primarily investing in long positions of U.S. large capitalization equity securities with market capitalization similar to companies in the S&P 500® Index or Russell 1000® Index, but may invest in other large capitalization companies. Total Return seeks to achieve its investment objective by primarily investing in the other funds advised by Gotham.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. Over the Counter (“OTC”) investments (including swap agreements) are generally valued by approved pricing services that use evaluated prices from various observable market factors. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Gotham Asset Management, LLC (“Gotham” or “the Adviser”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security, asset or liability will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

119

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: a corporate debt security with an end of period value of $708 and $645 held by Absolute Return and Neutral, respectively; and total return swaps with an end of period unrealized appreciation of $23,339,226 and $4,405,505 held by Enhanced Return and Defensive Long 500, respectively. These securities are considered Level 2 as of and for the period ended March 31, 2020.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended March 31, 2020, there were no transfers in or out of Level 3 for the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Cash — Cash comprises U.S. Dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Due to/from Brokers — Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and

120

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the statement of Operations. These characterizations are reflected in the accompanying financial statements. General expenses of the Trust are generally allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Code, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. A Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to its long-term implications. The COVID-19 pandemic could adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Funds by its service providers. Fund management is continuing to monitor this development and evaluate its impact on the Funds.

Short Sales — All Funds except for Large Value may sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales. Effective September 11, 2019 and September 13, 2019, Enhanced Return and Defensive Long 500, respectively, discontinued investing in short securities directly and may obtain short and long exposure through the use of swap agreements.

As of March 31, 2020, the following Funds had securities sold short, securities pledged as collateral and deposits with brokers for securities sold short:

	Value of Securities Sold Short	Securities Pledged as Collateral	Deposits with Brokers for Securities Sold Short
Absolute Return	$354,193,405	$458,059,676	$235,628,804
Neutral	126,830,636	148,136,168	99,567,753

In accordance with the terms of its prime brokerage agreements, the Funds may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security. These amounts are included in dividends and fees on securities sold short on the Statement of Operations. In those instances where rebate income is in excess of dividends on securities sold short and finance charges, the net amount is shown in the Investment Income section on the Statement of Operations. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund. The following Funds had net charges as shown in the table below for the six months ended March 31, 2020:

121

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

	Dividends on Securities Sold Short	Rebate (Income)/Fees
Absolute Return	$3,011,938	$(2,678,392)
Neutral	994,630	(916,780)

The following Funds utilized short sales proceeds and incurred financing charges to finance purchases of long securities in order to accomplish the Funds’ respective investment objectives. A financing fee is charged to the Funds based on the Federal Funds rate plus an agreed upon spread. These fees are included in dividends and fees on securities sold short on the Statement of Operations and are as follows for the six months ended March 31, 2020:

	Short Sales (Deposits) Proceeds	Financing Charges
Absolute Return	$125,508,451	$1,626,482
Neutral	29,259,086	316,173

Swap Agreements — A swap agreement is a bilateral financial instrument that involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on valuation changes to market referenced securities. The nominal amount on which the cash flows are calculated is called the notional amount.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements will be affected by a change in the market value of the referenced underlying securities that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date, in whole or part, under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the swap agreement. A Fund will not enter into any swap agreement unless the Adviser believes that the counterparty to the transaction is creditworthy.

A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of a Fund’s accrued obligations under the swap agreement.

Total Return Swaps: Total return swaps are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. The unrealized appreciation or depreciation also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate (“EFFR”). Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to or from the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument). As of and for the period ended March 31, 2020, only Enhanced Return and Defensive Long 500 held total return swaps.

122

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

For the six months ended March 31, 2020, the quarterly average volume of the total return swaps for each Fund were as follows:

Notional Amount
Enhanced Return	$(1,387,941)
Defensive Long 500	921,191

Counterparty Risk — During the six months ended March 31, 2020, Enhanced Return and Defensive Long 500 were subject to counterparty risk. Certain of the derivatives entered into by the Funds may not be traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Funds to suffer a loss. If a counterparty defaults on its payment obligations to the Funds, this default will cause the value of an investment in the Funds to decrease. In addition, to the extent the Funds deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Funds are neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Funds to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Funds.

The Funds are subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that the Funds will not sustain a loss on a transaction as a result.

Liquidity Risk — During the six months ended March 31, 2020, Enhanced Return and Defensive Long 500 were subject to liquidity risk. The Funds may be subject to liquidity risk primarily due to investments in derivatives. The Funds may invest up to 15% of its net assets in illiquid securities or instruments. Certain derivatives, such as swaps, forward contracts and options may not be readily marketable and, therefore, may be deemed to be illiquid. An asset is not readily marketable if it cannot be sold within seven business days in the ordinary course of business for approximately the amount at which it is valued. Investments in illiquid assets involve the risk that the Funds may be unable to sell the asset or sell it at a reasonable price. In addition, the Funds may be required to liquidate positions or close out derivatives on unfavorable terms at a time contrary to the interests of the Funds in order to raise cash to pay redemptions.

An investment in derivatives is also subject to the risk that the Funds may not be able to terminate the derivatives effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, the Funds may be exposed to the risk of additional losses due to such delays.

Master Netting Agreement — During the six months ended March 31, 2020, Enhanced Return and Defensive Long 500 were subject to a Master Netting agreement. In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, the Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”). An ISDA Master Agreement is a bilateral agreement between the Funds and the counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fails to meet the terms of its ISDA Master Agreements. The result would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements — During the six months ended March 31, 2020, Enhanced Return and Defensive Long 500 were subject to collateral requirements. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities

123

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Funds generally agree not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from its counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

	Gross Amounts of Recognized Assets	Collateral Pledged*	Cash Collateral Received
Enhanced Return	$23,339,226	$(23,339,226)	$8,000,000
Defensive Long 500	4,405,505	(4,405,505)	2,200,000

*	Amount disclosed is limited to the amount of assets presented in each Statement of Assets and Liabilities. Actual collateral pledged may be more than the amount shown.

2. Transactions with Related Parties and Other Service Providers

Gotham Asset Management, LLC (“Gotham” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services as the investment adviser, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below:

Absolute Return	2.00%
Enhanced Return	2.00%
Neutral	2.00%
Large Value	0.75%
Defensive Long 500	1.35%
Total Return(1)	—%

(1)

For Total Return (the “Fund”), Gotham is not entitled to receive an investment advisory fee on assets invested in mutual funds advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), but is entitled to receive an investment advisory fee of 1.00% of the Fund’s average net assets invested in investments other than an underlying fund. Gotham does not receive an investment advisory fee from the Fund on assets invested in an underlying fund, but does receive an investment advisory fee from each underlying fund as investment adviser to such funds. The Fund does not currently expect to invest in assets other than underlying funds; however, to the extent it does, the Fund will pay an investment advisory fee on such assets.

The Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) and for Total Return, exclusive of management fees, if any, do not exceed the percentages set forth in the table below (on an annual basis) of each Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until the termination date set forth below, unless the Board approves its earlier termination. The table below reflects the Expense Limitation amounts, as a percentage of average daily net assets, in effect during the six months ended March 31, 2020.

124

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

	Institutional Class	Investor Class	Termination Date
Absolute Return	2.15%	N/A	January 31, 2022
Enhanced Return	2.15%	N/A	January 31, 2022
Neutral	2.15%	N/A	January 31, 2022
Large Value	0.75%	N/A	January 31, 2022
Defensive Long 500	1.35%	N/A	January 31, 2022
Total Return(1)	0.00%	0.25%	January 31, 2022

(1)	Per the Expense Limitation agreement for the Fund, the expenses subject to the expense limitation are also exclusive of management fees, if any.

For the six months ended March 31, 2020, investment advisory fees accrued and waivers were as follows:

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee/ (Reimbursement)
Absolute Return	$7,974,403	$(250,808)	$7,723,595
Enhanced Return	4,545,113	(151,233)	4,393,880
Neutral	1,685,354	(44,007)	1,641,347
Large Value	241,565	(72,698)	168,867
Defensive Long 500	405,213	(68,922)	336,291
Total Return	—	(96,155)	(96,155)

For all Funds, except for Defensive Long 500, the Adviser is entitled to recover, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless a Fund’s expenses are below the Expense Limitation amount. As of March 31, 2020, the amounts of potential reimbursement from the Funds to the Adviser are as follows:

	Expiration 09/30/2020	Expiration 09/30/2021	Expiration 09/30/2022	Expiration 03/31/2023
Absolute Return	$781,368	$753,891	$217,723	$250,808
Enhanced Return	162,171	312,238	27,300	151,233
Neutral	211,718	513,515	—	44,007
Large Value	43,373	54,224	156,711	72,698
Total Return
Institutional Class	—	113,536	200,356	87,736
Investor Class	N/A	6,451	18,489	8,419

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and have agreed to compensate

125

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

the intermediaries for providing those services. The fees incurred by the Funds for these services are included in transfer agent fees in the Statement of Operations.

Pershing LLC provides prime brokerage services to the Funds under an Agreement for Prime Brokerage Services. Pershing LLC is a wholly owned subsidiary of The Bank of New York Mellon Corporation.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trust has adopted a distribution plan for Investor Class shares of Total Return, in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class shares plan, Total Return compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25%, on an annualized basis of the Investor Class shares of Total Return’s average daily net assets.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Duff & Phelps, LLC (“D&P”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and D&P are compensated for their services provided to the Trust.

Investment in Affiliated Funds

The following table lists each issuer owned by Total Return that may be deemed an “affiliated company” under the 1940 Act, as well as transactions that occurred in the security of such issuers during the six months ended March 31, 2020:

Total Return
Name of Issuer	Value at 9/30/19	Purchase Cost	Dividend Income	Sales Proceeds	Net Realized Loss	Change in Unrealized Appreciation/ (Depreciation)	Value at 3/31/20	Shares Held at 3/31/20
Gotham Absolute 500 Fund	$6,887,852	$912,734	$51,610	$936,933	$(89,629)	$(1,078,332)	$5,695,692	585,976
Defensive Long 500	10,383,799	1,445,875	63,539	1,198,137	(99,066)	(2,046,460)	8,486,011	801,323
Gotham Enhanced 500 Fund	5,233,419	951,895	77,622	624,804	(67,416)	(1,187,005)	4,306,089	471,642
Gotham Index Plus Fund	6,920,209	1,020,930	101,693	1,021,057	(42,799)	(1,098,652)	5,778,631	459,351
Gotham Neutral Fund	5,137,920	842,805	—	1,335,448	(78,055)	(408,023)	4,159,199	441,060

126

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

3. Investment in Securities

For the six months ended March 31, 2020, for all Funds, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Absolute Return	$1,135,295,967	$1,251,854,608
Enhanced Return	381,289,176	538,457,762
Neutral	316,621,876	334,011,458
Large Value	120,163,719	119,778,553
Defensive Long 500	75,454,198	81,534,122
Total Return	5,174,239	5,116,379

For the six months ended March 31, 2020, the Funds had no purchases and sales of U.S. Government securities.

4. Capital Share Transactions

For the periods ended March 31, 2020 and September 30, 2019, transactions in capital shares of the Funds (authorized shares unlimited) were as follows:

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019
	Shares	Value	Shares	Value
Absolute Return:
Institutional Class Shares:
Sales	5,440,428	$80,430,551	14,309,396	$206,479,369
Reinvestments	—	—	—	—
Redemption Fees*	—	10,103	—	10,377
Redemptions	(16,842,206)	(238,293,565)	(29,136,005)	(422,165,731)

Net Decrease	(11,401,778)	$(157,852,911)	(14,826,609)	$(215,675,985)

Enhanced Return:
Institutional Class Shares:
Sales	2,438,788	$28,347,081	3,172,276	$43,580,814
Reinvestments	9,276,386	108,069,892	4,190,556	56,279,168
Redemption Fees*	—	439	—	2,518
Redemptions	(15,114,948)	(170,715,247)	(25,966,835)	(358,947,060)

Net Decrease	(3,399,774)	$(34,297,835)	(18,604,003)	$(259,084,560)

Neutral:
Institutional Class Shares:
Sales	1,719,630	$17,365,891	6,130,108	$62,670,787
Reinvestments	—	—	—	—
Redemption Fees*	—	171	—	2,651
Redemptions	(5,108,717)	(50,320,524)	(23,391,750)	(239,187,829)

Net Decrease	(3,389,087)	$(32,954,462)	(17,261,642)	$(176,514,391)

127

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019
	Shares	Value	Shares	Value
Large Value:
Institutional Class Shares:
Sales	1,178,065	$14,742,616	1,995,981	$25,210,691
Reinvestments	115,810	1,610,912	41,282	487,128
Redemption Fees*	—	49	—	—
Redemptions	(1,321,922)	(14,756,872)	(5,921)	(76,091)

Net Increase (Decrease)	(28,047)	$1,596,705	2,031,342	$25,621,728

Defensive Long 500:
Institutional Class Shares:
Sales	489,041	$6,364,772	3,662,688	$47,464,192
Reinvestments	66,026	878,804	70,194	877,426
Redemption Fees*	—	2,017	—	—
Redemptions	(1,123,665)	(11,255,797)	(36,724)	(462,939)

Net Increase (Decrease)	(568,598)	$(4,010,204)	3,696,158	$47,878,679

Total Return:
Institutional Class Shares:
Sales	310,424	$3,969,926	460,369	$5,955,390
Reinvestments	127,914	1,652,650	30,505	384,983
Redemption Fees*	—	73	—	1,854
Redemptions	(384,582)	(4,607,173)	(27,333)	(346,828)

Net Increase	53,756	$1,015,476	463,541	$5,995,399

Investor Class Shares:
Sales	62,031	$818,622	140,929	$1,795,879
Reinvestments	13,865	178,992	2,272	28,675
Redemption Fees*	—	7	—	176
Redemptions	(37,754)	(465,960)	(95,595)	(1,216,475)

Net Increase	38,142	$531,661	47,606	$608,255

*

There is a 1.00% redemption fee that may be charged on shares redeemed within 30 days of purchase. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

128

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

Significant Shareholders

As of March 31, 2020, the below Funds had shareholders that held 10% or more of the outstanding shares of the respective Fund. Transactions by these shareholders may have a material impact on the Fund.

Large Value
Non-affiliated Shareholders	63%
Defensive Long 500
Affiliated Fund	20%
Non-affiliated Shareholders	69%
Total Return
Affiliated Shareholders	24%
Non-affiliated Shareholders	42%

5. Securities Lending

All Funds, except for Large Value, may lend securities to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund’s investment objective. Securities purchased with cash collateral are included in market value of securities designated as collateral for securities on loan on the Statements of Assets and Liabilities. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds pay a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. These fees are included in the fees on cash collateral on the Statements of Operations. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. During the six months ended March 31, 2020, the Funds listed below each had securities lending programs. The income generated from the programs during the six months ended March 31, 2020 with respect to such loans was as follows:

	Market Value of Securities Loaned	Cash Collateral Received	Market Value of Non-cash Collateral	Income Received from Securities Lending
Defensive Long 500	$834,144	$9,662	$870,270	$515

6. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds had determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

129

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

The tax character of distributions paid by the Funds during the year ended September 30, 2019 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Return of Capital
Enhanced Return	$—	$64,015,741	$—
Large Value	145,644	341,484	—
Defensive Long 500	60,991	816,435	—
Total Return	105,899	307,759	—

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of September 30, 2019, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses	Other Temporary Differences
Absolute Return	$(21,063,688)	$—	$—	$73,161,965	$(56,348,319)	$—
Enhanced Return	—	—	124,087,950	84,823,415	—	—
Neutral	(60,790,838)	—	—	13,441,059	(7,063,120)	—
Large Value	—	812,165	214,281	1,957,781	—	—
Defensive Long 500	—	171,645	508,399	2,171,106	—	—
Total Return	—	17,475	1,783,702	3,233,257	—	—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. The temporary differences as of September 30, 2019, were primarily attributed to wash sales on unsettled short sales, deferral of loss on unsettled trades, realized gain/loss on unsettled swaps, straddle losses outstanding, wash sales, amortization of organizational costs, qualified late year losses deferred, capital loss carryforwards not yet utilized and deferred interest expense. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

As of March 31, 2020, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Absolute Return	$852,347,471	$149,225,826	$(172,535,149)	$(23,309,323)
Enhanced Return	304,069,459	99,071,512	(114,659,757)	(15,588,245)
Neutral	188,934,704	49,338,676	(35,766,180)	13,572,496
Large Value	54,424,554	1,727,581	(10,694,175)	(8,966,594)
Defensive Long 500	43,815,661	12,640,315	(13,007,443)	(367,128)
Total Return	30,932,892	229,623	(2,736,893)	(2,507,270)

*

Because tax adjustments are calculated annually at the end of a Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in such Fund’s most recent annual report.

130

GOTHAM FUNDS

Notes to Financial Statements (Concluded)

March 31, 2020

(Unaudited)

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30 or (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2019, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2019. For the year ended September 30, 2019, the Funds deferred to October 1, 2019 the following losses:

	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Absolute Return	$—	$56,348,319	$—
Neutral	—	21,102,234	(14,039,114)

Accumulated capital losses represent net capital loss carryforwards as of September 30, 2019 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of September 30, 2019, the following Funds had long-term and short-term capital loss carryforwards in the following amounts:

Capital Losses Carryforwards
Absolute Return	$21,063,688
Neutral	60,790,838

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued, and has determined that there are no material subsequent events requiring recognition or disclosure in the financial statements.

131

GOTHAM FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how a Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 974-6852 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to their reports on Form N-PORT. The Trust’s portfolio holdings on Form N-PORT are available on the SEC’s website at http://www.sec.gov.

132

GOTHAM FUNDS

Statement Regarding Liquidity Risk Management Program

(Unaudited)

On October 16, 2016, the Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Fund Vantage Trust, on behalf of the Gotham Funds (each a “Fund” and, collectively, the “Funds”), met on December 9-10, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the Funds, pursuant to the Liquidity Rule. The Board has appointed a committee of individuals to serve as the program administrator for the Funds’ Program (the “Program Committee”). At the Meeting, the Program Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation and any material changes to the Program as of September 30, 2019 (the “Report”).

The Report described the Program’s liquidity classification methodology. It also described the Program Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of each Fund’s portfolio holdings, a HLIM was not currently required for any of the Funds.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing liquidity risk, as follows:

A. Each Fund’s investment strategy and liquidity of Fund investments during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed each Fund’s strategy and its determination that the strategy remains appropriate for an open-end fund structure. This determination was based on each Fund’s holdings of Highly Liquid Investments, the diversification of holdings and the related average position size of the holdings.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed historical net redemption activity and noted that it used this information as a component to establish each Fund’s reasonably anticipated trading size. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Program Committee also took into consideration each Fund’s shareholder ownership concentration and the fact that the shares of certain Funds are offered through intermediaries. The intermediary agreements increase the likelihood of large unanticipated redemptions, meaning a Fund may not have the ability to conduct an orderly sale of portfolio securities. The amount of assets a Fund has on these platforms is a significant factor in the ability of the Fund to meet redemption expectations. In light of each Fund’s holdings, it was noted that each Fund maintains a high level of liquidity to meet shareholder redemptions under both normal and stressed market conditions.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: As part of the Report, the Program Committee reviewed any changes in each Fund’s cash and cash equivalents positions in response to current/anticipated redemption activity or market conditions. It was noted that the Funds do not currently have a borrowing or other credit funding arrangement.

133

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Gotham Asset Management, LLC

535 Madison Avenue, 30th Floor

New York, NY 10022

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

GOTI-0320

GOTHAM FUNDS

of

FundVantage Trust

Gotham Index Plus Fund

Gotham Index Plus All-Cap Fund

Gotham Enhanced Index Plus Fund

Gotham Enhanced 500 Plus Fund

Gotham Enhanced S&P 500 Index Fund

Gotham Master Index Plus Fund

SEMI-ANNUAL REPORT

March 31, 2020

(Unaudited)

Important Information on Paperless Delivery

Beginning on January 1, 2021, paper copies of the Gotham Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from the Gotham Funds or from your financial intermediary. Instead, annual and semi-annual shareholder reports will be available on the Gotham Funds’ website (www.GothamFunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through the Gotham Funds, call the Gotham Funds toll-free at 1 (877) 974-6852 or write to the Gotham Funds at Gotham Funds, FundVantage Trust, c/o BNY Mellon Investment Servicing, P.O. Box 9829, Providence, RI 02940-8029. Your election to receive shareholder reports in paper will apply to all Gotham Funds that you hold through the financial intermediary, or directly with the Gotham Funds.

This report is submitted for the general information of the shareholders of the Gotham Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Gotham Funds.

GOTHAM FUNDS

SEMI-ANNUAL REPORT

AS OF MARCH 31, 2020

[THIS PAGE INTENTIONALLY LEFT BLANK.]

GOTHAM FUNDS

Important Information

The performance data quoted in this report represents past performance and does not guarantee future results. The investment return and principal value of an investment in a Gotham Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

Each Gotham Fund covered by this report (each, a “Fund”) compares its performance to an unmanaged index. An index does not reflect operational and transactional costs which apply to a mutual fund. It is not possible to invest directly in an index.

Mutual fund investing involves risks, including possible loss of principal. Each Fund except Gotham Enhanced S&P 500 Index Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Each Fund except Gotham Enhanced S&P 500 Index Fund will also use of leverage to make additional investments which could result in greater losses than if a Fund were not leveraged. The Gotham Index Plus Fund utilizes one or more swap agreements in its investment program. The use of derivatives such as swaps exposes a Fund to additional risks including increased volatility, lack of liquidity and possible losses greater than the Fund’s initial investment. Gotham Master Index Plus Fund will primarily engage in short sales, leverage and swaps through its investments in underlying funds. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. Each Fund may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs to a Fund. There can be no guarantee that a Fund will achieve its objectives.

A prospective investor should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Funds, and should be read carefully before investing. A copy of the prospectus or summary prospectus is available at www.GothamFunds.com or by calling (877) 974-6852.

1

GOTHAM FUNDS

Gotham Index Plus Fund

Semi-Annual Report

Performance Data

March 31, 2020

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2020
	Six				Since
	Months*	1 Year	3 Year	5 Year	Inception
Institutional Class Shares	-15.98%	-12.34%	2.35%	5.95%	5.95%	**
Investor Class Shares	-16.06%	-12.59%	N/A	N/A	-4.87%	**
S&P 500® Total Return Index	-12.31%	-6.98%	5.10%	6.73%	6.73%	***

*	Not Annualized.
**	Institutional Class shares and Investor Class shares of the Gotham Index Plus Fund (the “Fund”) incepted on March 31, 2015 and December 29, 2017, respectively.
***	Benchmark performance is from inception date of the Fund’s Institutional Class shares only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class and Investor Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2020, the “Total Annual Fund Operating Expenses” and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.20% and 1.15% for Institutional Class shares, respectively, and 1.45% and 1.40% for Investor Class shares, respectively, of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% with respect to Institutional Class shares (on an annual basis) and 1.40% with respect to Investor Class shares (on an annual basis), of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2022, unless the Board of Trustees of Fund Vantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

2

GOTHAM FUNDS

Gotham Index Plus All-Cap Fund

Semi-Annual Report

Performance Data

March 31, 2020

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2020
	Six Months*	1 Year	Since Inception
Institutional Class Shares	-18.59%	-13.55%	-4.68%**
S&P 500® Total Return Index	-12.31%	-6.98%	0.48%***

*	Not Annualized.
**	The Gotham Index Plus All-Cap Fund (the “Fund”) incepted on December 29, 2017.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2020, the “Total Annual Fund Operating Expenses” are 7.72% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.35% for Institutional Class shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of Fund Vantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

3

GOTHAM FUNDS

Gotham Enhanced Index Plus Fund

Semi-Annual Report

Performance Data

March 31, 2020

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2020
	Six			Since
	Months*	1 Year	3 Year	Inception
Institutional Class Shares	-17.22%	-12.21%	3.55%	6.62%**
S&P 500® Total Return Index	-12.31%	-6.98%	5.10%	7.27%***

*	Not Annualized.
**	The Gotham Enhanced Index Plus Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2020, the “Total Annual Fund Operating Expenses” are 6.19% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.84% for Institutional Class shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of Fund Vantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

4

GOTHAM FUNDS

Gotham Enhanced 500 Plus Fund

Semi-Annual Report

Performance Data

March 31, 2020

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2020
	Six			Since
	Months*	1 Year	3 Year	Inception
Institutional Class Shares	-15.64%	-11.69%	3.43%	6.16%**
S&P 500® Total Return Index	-12.31%	-6.98%	5.10%	7.27%***

*	Not Annualized.
**	The Gotham Enhanced 500 Plus Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2020, the “Total Annual Fund Operating Expenses” are 5.23% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.20% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of Fund Vantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

5

GOTHAM FUNDS

Gotham Enhanced S&P 500 Index Fund

Semi-Annual Report

Performance Data

March 31, 2020

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2020
	Six			Since
	Months*	1 Year	3 Year	Inception
Institutional Class Shares	-13.36%	-8.53%	6.14%	7.66%**
S&P 500® Total Return Index	-12.31%	-6.98%	5.10%	6.62%***

*	Not Annualized.
**	The Gotham Enhanced S&P 500 Index Fund (the “Fund”) commenced operations on December 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2020, the “Total Annual Fund Operating Expenses” are 3.20% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 0.50% for Institutional Class shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”), dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of Fund Vantage Trust (the “Trust”) approves its earlier termination. In a supplement dated May 4, 2020 to the Fund’s Prospectus and Statement of Additional Information dated February 1, 2020, the Expense Limitation termination date has been extended to January 31, 2023, effective April 22, 2020.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

6

GOTHAM FUNDS

Gotham Master Index Plus Fund

Semi-Annual Report

Performance Data

March 31, 2020

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2020
	Six Months*	1 Year	Since Inception
Institutional Class Shares	-15.96%	-11.09%	3.19%**
S&P 500® Total Return Index	-12.31%	-6.98%	4.89%***

*	Not Annualized.
**	The Gotham Master Index Plus Fund (the “Fund”) commenced operations on April 28, 2017.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2020, the “Total Annual Fund Operating Expenses” are 8.41% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.52% for Institutional Class shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, management fees (if any), and brokerage commissions) do not exceed 0.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of Fund Vantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

The Fund normally allocates the majority of its assets among mutual funds advised by Gotham. Therefore, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of fees and expenses of the underlying funds in addition to the Fund’s own expenses. The Fund also is subject to the risks of the underlying funds, which may include any or all the risks described in Important Information.

7

GOTHAM FUNDS

Fund Expense Disclosure

March 31, 2020

(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2019, and held for the entire period through March 31, 2020.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Annualized	Expenses Paid
	October 1, 2019	March 31, 2020	Expense Ratio*	During Period**
Gotham Index Plus Fund
Institutional Class
Actual	$1,000.00	$840.20	1.15%	$5.29
Hypothetical (5% return before expenses)	1,000.00	1,019.25	1.15%	5.81
Investor Class
Actual	$1,000.00	$839.40	1.40%	$6.44
Hypothetical (5% return before expenses)	1,000.00	1,018.00	1.40%	7.06

Gotham Index Plus All-Cap Fund
Institutional Class
Actual	$1,000.00	$814.10	2.50%	$11.36
Hypothetical (5% return before expenses)	1,000.00	1,012.48	2.50%	12.60

Gotham Enhanced Index Plus Fund
Institutional Class
Actual	$1,000.00	$827.80	1.95%	$8.89
Hypothetical (5% return before expenses)	1,000.00	1,015.27	1.95%	9.80

8

GOTHAM FUNDS

Fund Expense Disclosure (Concluded)

March 31, 2020

(Unaudited)

	Beginning Account Value	Ending Account Value	Annualized	Expenses Paid
	October 1, 2019	March 31, 2020	Expense Ratio*	During Period**
Gotham Enhanced 500 Plus Fund
Institutional Class
Actual	$1,000.00	$843.60	2.35%	$10.82
Hypothetical (5% return before expenses)	1,000.00	1,013.26	2.35%	11.82

Gotham Enhanced S&P 500 Index Fund
Institutional Class
Actual	$1,000.00	$866.40	0.50%	$2.33
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.50%	2.53

Gotham Master Index Plus Fund
Institutional Class
Actual	$1,000.00	$840.40	0.00%	$—
Hypothetical (5% return before expenses)	1,000.00	1,025.00	0.00%	—

*

Annualized expense ratios include dividend expense on securities sold short and interest expense on securities sold short and borrowings, except for the Gotham S&P 500 Index Fund which does not short securities or use leverage.

**

Expenses are equal to a Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the six-month period ended March 31, 2020, multiplied by the average account value over the period, multiplied by the number of days in the most recent period, then divided by 366 to reflect the period. Hypothetical expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366 to reflect the period.

9

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2020

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Index Plus Fund

	% of Net Assets	Value
COMMON STOCKS:
Software & Services	11.3%	$45,301,862
Capital Goods	9.4	37,947,381
Retailing	7.1	28,678,892
Energy	5.9	23,863,073
Health Care Equipment & Services	5.6	22,373,572
Media & Entertainment	4.7	19,109,597
Diversified Financials	4.5	18,215,994
Food, Beverage & Tobacco	4.3	17,451,059
Insurance	4.3	17,115,409
Real Estate	4.2	16,876,592
Banks	4.1	16,468,684
Materials	3.8	15,430,922
Pharmaceuticals, Biotechnology & Life Sciences	3.7	15,083,051
Technology Hardware & Equipment	2.5	9,949,571
Utilities	2.5	9,860,070
Consumer Services	2.1	8,575,771
Household & Personal Products	2.0	7,979,300
Consumer Durables & Apparel	2.0	7,865,404
Transportation	1.9	7,784,309
Telecommunication Services	1.9	7,652,877
Semiconductors & Semiconductor Equipment	1.8	7,332,586
Food & Staples Retailing	1.4	5,584,173
Commercial & Professional Services	1.3	5,290,515
Automobiles & Components	0.8	3,237,954

Total Common Stocks	93.1	375,028,618

Other Assets in Excess of Liabilities	6.9	27,752,369

NET ASSETS	100.0%	$402,780,987

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

10

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2020

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Index Plus All-Cap Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Software & Services	21.7%	$437,758
Capital Goods	16.1	324,312
Retailing	12.6	254,274
Pharmaceuticals, Biotechnology & Life Sciences	12.5	252,332
Technology Hardware & Equipment	11.2	226,410
Health Care Equipment & Services	10.7	214,984
Materials	10.2	206,801
Media & Entertainment	10.2	206,287
Semiconductors & Semiconductor Equipment	8.8	177,324
Consumer Durables & Apparel	6.1	123,534
Food, Beverage & Tobacco	5.9	118,242
Energy	5.3	107,509
Diversified Financials	5.1	102,974
Consumer Services	4.8	96,419
Banks	3.9	78,970
Commercial & Professional Services	3.9	78,061
Utilities	3.6	73,436
Food & Staples Retailing	2.9	57,611
Real Estate	2.8	55,655
Telecommunication Services	2.4	48,517
Transportation	2.4	47,899
Household & Personal Products	2.3	45,511
Insurance	1.9	38,878
Automobiles & Components	1.9	38,270

Total Long Positions	169.2	3,411,968

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Food & Staples Retailing	(0.3)%	$(6,017)
Commercial & Professional Services	(0.5)	(9,151)
Consumer Durables & Apparel	(0.6)	(11,328)
Household & Personal Products	(0.6)	(12,179)
Automobiles & Components	(0.9)	(18,240)
Consumer Services	(1.0)	(20,096)
Telecommunication Services	(1.7)	(35,215)
Transportation	(2.0)	(39,826)
Utilities	(2.3)	(45,520)
Semiconductors & Semiconductor Equipment	(2.7)	(55,348)
Energy	(3.3)	(67,344)
Food, Beverage & Tobacco	(3.4)	(68,586)
Technology Hardware & Equipment	(3.9)	(78,316)
Materials	(4.1)	(82,363)
Media & Entertainment	(4.5)	(91,150)
Capital Goods	(4.7)	(95,690)
Retailing	(4.8)	(96,673)
Health Care Equipment & Services	(8.4)	(168,570)
Software & Services	(8.9)	(180,107)
Pharmaceuticals, Biotechnology & Life Sciences	(11.7)	(235,510)

Total Short Positions	(70.3)	(1,417,229)

Other Assets in Excess of Liabilities	1.1	21,653

NET ASSETS	100.0%	$2,016,392

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

11

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2020

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced Index Plus Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	18.6%	$496,577
Retailing	13.3	354,608
Technology Hardware & Equipment	11.5	307,738
Pharmaceuticals, Biotechnology & Life Sciences	10.4	277,846
Software & Services	9.6	257,528
Diversified Financials	7.9	210,151
Health Care Equipment & Services	7.7	204,765
Materials	7.5	200,152
Energy	6.4	171,426
Media & Entertainment	6.4	169,530
Telecommunication Services	6.0	161,247
Insurance	5.2	139,754
Consumer Durables & Apparel	4.4	116,113
Real Estate	4.2	112,798
Food, Beverage & Tobacco	4.0	105,415
Consumer Services	2.8	73,658
Semiconductors & Semiconductor Equipment	2.7	72,382
Commercial & Professional Services	2.3	61,201
Food & Staples Retailing	1.7	45,089
Transportation	1.5	40,817
Automobiles & Components	1.4	37,759
Banks	1.2	31,200
Household & Personal Products	1.2	31,177
Utilities	0.7	19,492

Total Long Positions	138.6	3,698,423

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Food & Staples Retailing	(0.1)%	$(3,319)
Consumer Durables & Apparel	(0.2)	(4,989)
Commercial & Professional Services	(0.3)	(8,929)
Household & Personal Products	(0.4)	(11,039)
Consumer Services	(0.5)	(13,129)
Automobiles & Components	(0.7)	(18,998)
Utilities	(0.9)	(23,788)
Transportation	(1.0)	(26,076)
Telecommunication Services	(1.1)	(29,943)
Semiconductors & Semiconductor Equipment	(1.6)	(42,707)
Media & Entertainment	(2.2)	(58,692)
Technology Hardware & Equipment	(2.2)	(59,395)
Food, Beverage & Tobacco	(2.3)	(61,279)
Materials	(2.4)	(62,391)
Energy	(2.6)	(67,658)
Retailing	(2.9)	(76,970)
Capital Goods	(3.4)	(91,546)
Software & Services	(4.2)	(111,998)
Health Care Equipment & Services	(4.3)	(115,496)
Pharmaceuticals, Biotechnology & Life Sciences	(6.7)	(178,994)

Total Short Positions	(40.0)	(1,067,336)

Other Assets in Excess of Liabilities	1.4	37,736

NET ASSETS	100.0%	$2,668,823

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

12

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2020

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced 500 Plus Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	18.9%	$437,636
Retailing	12.3	286,028
Pharmaceuticals, Biotechnology & Life Sciences	12.0	277,624
Technology Hardware & Equipment	11.5	267,974
Diversified Financials	10.8	249,682
Insurance	9.1	211,832
Energy	8.0	186,159
Telecommunication Services	7.6	176,749
Health Care Equipment & Services	7.4	171,787
Software & Services	7.1	164,640
Real Estate	7.0	161,220
Media & Entertainment	6.0	138,778
Food, Beverage & Tobacco	5.4	126,369
Materials	4.9	112,616
Banks	2.3	52,745
Consumer Durables & Apparel	2.1	49,124
Food & Staples Retailing	2.0	45,863
Consumer Services	1.5	35,076
Transportation	1.5	34,738
Household & Personal Products	1.4	33,051
Automobiles & Components	1.1	25,182
Commercial & Professional Services	0.5	12,557
Utilities	0.4	8,985
Semiconductors & Semiconductor Equipment	0.3	7,807

Total Long Positions	141.1	3,274,222

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Banks	(0.1)%	$(2,836)
Automobiles & Components	(0.2)	(4,856)
Telecommunication Services	(0.3)	(6,307)
Consumer Durables & Apparel	(0.3)	(7,202)
Household & Personal Products	(0.4)	(9,562)
Technology Hardware & Equipment	(0.6)	(14,443)
Commercial & Professional Services	(0.7)	(15,802)
Consumer Services	(0.8)	(17,601)
Energy	(0.8)	(19,372)
Retailing	(0.9)	(20,644)
Materials	(1.1)	(26,755)
Food, Beverage & Tobacco	(1.2)	(27,427)
Diversified Financials	(1.5)	(35,041)
Transportation	(1.6)	(36,165)
Media & Entertainment	(2.3)	(52,402)
Real Estate	(2.7)	(62,561)
Pharmaceuticals, Biotechnology & Life Sciences	(3.2)	(74,822)
Capital Goods	(3.4)	(78,285)
Health Care Equipment & Services	(3.5)	(82,070)
Semiconductors & Semiconductor Equipment	(4.6)	(106,350)
Utilities	(5.9)	(137,342)
Software & Services	(6.1)	(141,252)

Total Short Positions	(42.2)	(979,097)

Other Assets in Excess of Liabilities	1.1	26,054

NET ASSETS	100.0%	$2,321,179

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

13

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2020

(Unaudited)

The following table presents a summary by industry group type of the portfolio holdings of the Fund:

Gotham Enhanced S&P 500 Index Fund

	% of Net Assets	Value
COMMON STOCKS:
Capital Goods	11.8%	$737,627
Technology Hardware & Equipment	9.3	584,467
Retailing	9.3	583,280
Pharmaceuticals, Biotechnology & Life Sciences	8.7	543,116
Diversified Financials	7.9	493,383
Software & Services	6.0	375,741
Telecommunication Services	5.9	372,050
Media & Entertainment	5.9	369,653
Insurance	5.5	342,105
Health Care Equipment & Services	5.3	330,744
Energy	5.0	315,088
Real Estate	4.0	253,714
Food, Beverage & Tobacco	3.3	205,433
Materials	3.0	190,256
Consumer Durables & Apparel	1.3	84,454
Transportation	1.1	71,597
Food & Staples Retailing	1.1	67,864
Household & Personal Products	1.0	61,330
Banks.	0.9	58,693
Consumer Services	0.9	53,782
Automobiles & Components	0.7	41,896
Semiconductors & Semiconductor Equipment	0.6	35,741
Utilities	0.5	34,695
Commercial & Professional Services	0.3	15,949

Total Common Stocks	99.3	6,222,658

Other Assets in Excess of Liabilities	0.7	45,838

NET ASSETS	100.0%	$6,268,496

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

14

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2020

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

Gotham Master Index Plus Fund

	% of Net Assets	Value
Affiliated Equity Registered Investment Companies	99.0%	$984,184
Other Assets in Excess of Liabilities	1.0	9,631

NET ASSETS	100.0%	$993,815

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

15

GOTHAM INDEX PLUS FUND

Portfolio of Investments

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 93.1%
Automobiles & Components — 0.8%
BorgWarner, Inc.	58,379	$1,422,696
General Motors Co.	87,356	1,815,258

		3,237,954

Banks — 4.1%
Bank of America Corp.	63,198	1,341,693
Citigroup, Inc.	31,162	1,312,543
First Republic Bank	10,604	872,497
JPMorgan Chase & Co.(a)	61,457	5,532,974
PNC Financial Services Group, Inc. (The)(a)	22,551	2,158,582
SVB Financial Group*	233	35,202
Truist Financial Corp.(a)	61,568	1,898,757
US Bancorp(a)	57,566	1,983,149
Wells Fargo & Co.	46,456	1,333,287

		16,468,684

Capital Goods — 9.4%
3M Co.	13,859	1,891,892
Allegion PLC (Ireland)	6,853	630,613
AMETEK, Inc.	10,114	728,410
Arconic, Inc.	119,257	1,915,267
Caterpillar, Inc.	6,520	756,581
Cummins, Inc.	11,490	1,554,827
Deere & Co.	1,190	164,410
Dover Corp.	12,441	1,044,298
Eaton Corp. PLC (Ireland)	20,649	1,604,221
Emerson Electric Co.	28,642	1,364,791
Flowserve Corp.	60,052	1,434,642
Fortive Corp.	13,844	764,050
Fortune Brands Home & Security, Inc.	30,010	1,297,933
General Dynamics Corp.	16,566	2,191,848
Honeywell International, Inc.(a)	10,615	1,420,181
Huntington Ingalls Industries, Inc.	6,455	1,176,166
Ingersoll Rand, Inc.*	9,483	235,178
Lockheed Martin Corp.(a)	7,956	2,696,686
Masco Corp.	40,040	1,384,183
Pentair PLC (Ireland)	38,370	1,141,891
Quanta Services, Inc.	74,110	2,351,510
Raytheon Co.(a)	15,776	2,069,022
Stanley Black & Decker, Inc.(a)	20,129	2,012,900
Trane Technologies PLC (Ireland)	19,049	1,573,257
TransDigm Group, Inc.	3,992	1,278,199
United Rentals, Inc.*	7,564	778,336
United Technologies Corp.(a)*	24,498	2,310,896

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
WW Grainger, Inc.	705	$175,193

		37,947,381

Commercial & Professional Services — 1.3%
Cintas Corp.	10,652	1,845,139
Nielsen Holdings PLC (United Kingdom)	118,827	1,490,091
Republic Services, Inc.	8,826	662,480
Robert Half International, Inc.	4,642	175,236
Waste Management, Inc.	12,074	1,117,569

		5,290,515

Consumer Durables & Apparel — 2.0%
Capri Holdings Ltd. (British Virgin Islands)*	87,081	939,604
DR Horton, Inc.	6,766	230,044
Garmin Ltd. (Switzerland)	4,678	350,663
Hanesbrands, Inc.	27,032	212,742
Leggett & Platt, Inc.	41,444	1,105,726
Lennar Corp., Class A	2,174	83,047
Newell Brands, Inc.	28,449	377,803
NIKE, Inc., Class B	12,103	1,001,402
PulteGroup, Inc.	35,955	802,515
PVH Corp.	24,444	920,072
Ralph Lauren Corp.	7,052	471,285
Tapestry, Inc.	70,735	916,018
Whirlpool Corp.	5,297	454,483

		7,865,404

Consumer Services — 2.1%
Carnival Corp. (Panama)	27,130	357,302
H&R Block, Inc.	2,393	33,694
Hilton Worldwide Holdings, Inc.	11,314	772,067
McDonald’s Corp.(a)	13,194	2,181,628
MGM Resorts International	140,359	1,656,236
Starbucks Corp.	17,276	1,135,724
Yum! Brands, Inc.(a)	35,592	2,439,120

		8,575,771

Diversified Financials — 4.5%
American Express Co.(a)	28,940	2,477,553
Berkshire Hathaway, Inc., Class B*	356	65,087
BlackRock, Inc.	241	106,033
Discover Financial Services	37,714	1,345,258
Franklin Resources, Inc.	81,162	1,354,594
Goldman Sachs Group, Inc. (The)(a)	14,679	2,269,227
Intercontinental Exchange, Inc.(a)	19,306	1,558,960

The accompanying notes are an integral part of the financial statements.

16

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Invesco Ltd. (Bermuda)	187,056	$1,698,468
Moody’s Corp.(a)	10,443	2,208,694
MSCI, Inc.	107	30,919
Nasdaq, Inc.	4,515	428,699
Raymond James Financial, Inc.	2,603	164,510
S&P Global, Inc.(a)	10,693	2,620,320
T Rowe Price Group, Inc.	19,331	1,887,672

		18,215,994

Energy — 5.9%
Apache Corp.	349,830	1,462,289
Chevron Corp.(a)	78,061	5,656,300
Concho Resources, Inc.(a)	66,292	2,840,612
ConocoPhillips(a)	62,598	1,928,019
EOG Resources, Inc.(a)	60,500	2,173,160
Exxon Mobil Corp.(a)	36,276	1,377,400
Halliburton Co.	99,113	678,924
Helmerich & Payne, Inc.	26,354	412,440
HollyFrontier Corp.	21,569	528,656
Kinder Morgan, Inc.(a)	204,487	2,846,459
Marathon Petroleum Corp.	22,623	534,355
National Oilwell Varco, Inc.	44,813	440,512
Phillips 66	17,962	963,661
TechnipFMC PLC (United Kingdom)	200,243	1,349,638
Valero Energy Corp.	14,785	670,648

		23,863,073

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	4,324	1,232,902
Kroger Co. (The)	203	6,115
Sysco Corp.	7,145	326,026
Walgreens Boots Alliance, Inc.	5,055	231,266
Walmart, Inc.(a)	33,338	3,787,864

		5,584,173

Food, Beverage & Tobacco — 4.3%
Altria Group, Inc.	56,022	2,166,371
Archer-Daniels-Midland Co.	11,866	417,446
Campbell Soup Co.(a)	49,260	2,273,842
Coca-Cola Co. (The)(a)	78,352	3,467,076
Constellation Brands, Inc., Class A	8,203	1,175,982
Hershey Co. (The)(a)	19,737	2,615,152
JM Smucker Co. (The)	2,412	267,732
McCormick & Co., Inc., non-voting shares	5,997	846,836
Molson Coors Beverage Co., Class B	8,254	321,989

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Mondelez International, Inc., Class A(a)	31,076	$1,556,286
PepsiCo, Inc.	1,112	133,551
Philip Morris International, Inc.	3,253	237,339
Tyson Foods, Inc., Class A(a)	34,067	1,971,457

		17,451,059

Health Care Equipment & Services — 5.6%
Abbott Laboratories	19,063	1,504,261
AmerisourceBergen Corp.(a)	7,771	687,734
Anthem, Inc.	2,979	676,352
Baxter International, Inc.	12,326	1,000,748
Cerner Corp.	1,072	67,525
CVS Health Corp.(a)	29,246	1,735,165
Danaher Corp.	4,357	603,052
DaVita, Inc.*	5,902	448,906
Henry Schein, Inc.*	42,233	2,133,611
Humana, Inc.(a)	4,477	1,405,868
McKesson Corp.	2,467	333,687
Medtronic PLC (Ireland)	64,595	5,825,177
Quest Diagnostics, Inc.	7,384	592,935
ResMed, Inc.	1,842	271,308
UnitedHealth Group, Inc.(a)	9,491	2,366,866
Universal Health Services, Inc., Class B	15,763	1,561,798
Zimmer Biomet Holdings, Inc.	11,462	1,158,579

		22,373,572

Household & Personal Products — 2.0%
Colgate-Palmolive Co.	20,406	1,354,142
Estee Lauder Cos., Inc. (The), Class A	2,978	474,515
Kimberly-Clark Corp.	252	32,223
Procter & Gamble Co. (The)(a)	55,622	6,118,420

		7,979,300

Insurance — 4.3%
Aflac, Inc.	53,012	1,815,131
Allstate Corp. (The)	6,366	583,953
Aon PLC (United Kingdom)	9,452	1,559,958
Assurant, Inc.	5,729	596,332
Chubb Ltd. (Switzerland)	16,034	1,790,837
Cincinnati Financial Corp.(a)	18,639	1,406,313
Everest Re Group Ltd. (Bermuda)	844	162,402

.

The accompanying notes are an integral part of the financial statements.

17

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Globe Life, Inc.	13,494	$971,163
Hartford Financial Services Group, Inc. (The)	28,048	988,412
Loews Corp.	20,300	707,049
Marsh & McLennan Cos., Inc.(a)	32,132	2,778,133
MetLife, Inc.	32,958	1,007,526
Prudential Financial, Inc.	18,699	974,966
Travelers Cos., Inc. (The)(a)	11,087	1,101,493
WR Berkley Corp.	12,876	671,741

		17,115,409

Materials — 3.8%
Amcor PLC (Jersey)	151,623	1,231,179
Avery Dennison Corp.(a)	8,976	914,385
Celanese Corp.	22,427	1,645,918
Corteva, Inc.	66,622	1,565,617
DuPont de Nemours, Inc.	1,079	36,794
Eastman Chemical Co.	8,159	380,046
Ecolab, Inc.	1,833	285,636
FMC Corp.	9,707	792,965
International Paper Co.	8,291	258,099
Linde PLC (Ireland)	9,408	1,627,584
LyondellBasell Industries NV, Class A (Netherlands)	23,564	1,169,481
Martin Marietta Materials, Inc.	4,833	914,549
Mosaic Co. (The)	50,704	548,617
Nucor Corp.	15,601	561,948
PPG Industries, Inc.(a)	29,024	2,426,406
Sealed Air Corp.	43,371	1,071,698

		15,430,922

Media & Entertainment — 4.7%
Alphabet, Inc., Class A(a)*	5,837	6,782,302
Comcast Corp., Class A	23,948	823,332
Discovery, Inc., Class A*	37,450	728,028
Facebook, Inc., Class A(a)*	44,058	7,348,874
Fox Corp., Class A	5,987	141,473
Interpublic Group of Cos., Inc. (The)	23,214	375,835
Netflix, Inc.*	412	154,706
Omnicom Group, Inc.	8,494	466,321
Take-Two Interactive Software, Inc.*	6,012	713,083
Walt Disney Co. (The)(a)	16,311	1,575,643

		19,109,597

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — 3.7%
Alexion Pharmaceuticals, Inc.*	3,263	$292,985
Amgen, Inc.(a)	5,800	1,175,834
Gilead Sciences, Inc.	2,061	154,080
Johnson & Johnson	9,037	1,185,022
Merck & Co., Inc.(a)	75,614	5,817,741
Mylan NV (Netherlands)*	35,565	530,274
PerkinElmer, Inc.	16,716	1,258,381
Pfizer, Inc.(a)	120,946	3,947,677
Regeneron Pharmaceuticals, Inc.*	1,159	565,928
Thermo Fisher Scientific, Inc.	547	155,129

		15,083,051

Real Estate — 4.2%
Alexandria Real Estate Equities, Inc., REIT	9,888	1,355,249
Apartment Investment & Management
Co., Class A, REIT	11,425	401,589
AvalonBay Communities, Inc., REIT	6,301	927,318
Boston Properties, Inc., REIT	6,861	632,790
CBRE Group, Inc., Class A*	20,166	760,460
Duke Realty Corp., REIT	20,938	677,972
Equity Residential, REIT	4,917	303,428
Extra Space Storage, Inc., REIT	19,343	1,852,286
Federal Realty Investment Trust, REIT	7,854	585,987
Healthpeak Properties, Inc., REIT	1,966	46,889
Mid-America Apartment Communities, Inc., REIT	8,138	838,458
Prologis, Inc., REIT	488	39,221
Public Storage, REIT	11,264	2,237,143
Realty Income Corp., REIT	19,570	975,760
Simon Property Group, Inc., REIT	18,318	1,004,926
UDR, Inc., REIT	21,843	798,143
Welltower, Inc., REIT	19,296	883,371
Weyerhaeuser Co., REIT	150,773	2,555,602

		16,876,592

Retailing — 7.1%
Amazon.com, Inc.(a)*	4,308	8,399,394
AutoZone, Inc.(a)*	1,094	925,524
Best Buy Co., Inc.	6,254	356,478
Booking Holdings, Inc.(a)*	2,005	2,697,366
Dollar General Corp.(a)	26,209	3,957,821
eBay, Inc.	37,510	1,127,551
Gap, Inc. (The)	143,243	1,008,431

The accompanying notes are an integral part of the financial statements.

18

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Genuine Parts Co.	13,193	$888,285
Home Depot, Inc. (The)(a)	24,571	4,587,651
Kohl’s Corp.	57,782	843,039
Macy’s, Inc.	122,767	602,786
O’Reilly Automotive, Inc.*	2,245	675,857
Target Corp.	3,437	319,538
Tiffany & Co.	1,288	166,796
TJX Cos., Inc. (The)	37,746	1,804,636
Tractor Supply Co.	3,758	317,739

		28,678,892

Semiconductors & Semiconductor Equipment — 1.8%
Applied Materials, Inc.(a)	20,220	926,481
Intel Corp.(a)	14,886	805,630
KLA Corp.	7,038	1,011,642
NVIDIA Corp.	3,640	959,504
Qorvo, Inc.*	11,539	930,390
Skyworks Solutions, Inc.(a)	14,622	1,306,914
Texas Instruments, Inc.	13,930	1,392,025

		7,332,586

Software & Services — 11.3%
Accenture PLC, Class A (Ireland)	16,788	2,740,809
Adobe, Inc.*	2,891	920,032
Alliance Data Systems Corp.	12,834	431,864
Citrix Systems, Inc.(a)	8,611	1,218,887
Cognizant Technology Solutions Corp., Class A	855	39,732
FleetCor Technologies, Inc.(a)*	2,593	483,698
International Business Machines Corp.(a)	17,027	1,888,805
Intuit, Inc.	57	13,110
Leidos Holdings, Inc.	6,365	583,352
Mastercard, Inc., Class A(a)	13,306	3,214,197
Microsoft Corp.(a)	112,967	17,816,026
NortonLifeLock, Inc.(a)	87,463	1,636,433
Oracle Corp.(a)	74,956	3,622,623
Paychex, Inc.	38,407	2,416,568
salesforce.com, Inc.*	6,051	871,223
Visa, Inc., Class A(a)	27,057	4,359,424
Western Union Co. (The)(a)	167,958	3,045,079

		45,301,862

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — 2.5%
Amphenol Corp., Class A	14,470	$1,054,574
CDW Corp.	994	92,711
Cisco Systems, Inc.(a)	55,516	2,182,334
F5 Networks, Inc.*	4,933	526,006
FLIR Systems, Inc.	41,861	1,334,947
HP, Inc.	49,037	851,282
Juniper Networks, Inc.	42,550	814,407
NetApp, Inc.	17,496	729,408
TE Connectivity Ltd. (Switzerland)	8,887	559,703
Xerox Holdings Corp.	72,013	1,363,926
Zebra Technologies Corp., Class A*	2,398	440,273

		9,949,571

Telecommunication Services — 1.9%
AT&T, Inc.(a)	173,549	5,058,953
T-Mobile US, Inc.*	5,934	497,863
Verizon Communications, Inc.	39,011	2,096,061

		7,652,877

Transportation — 1.9%
Alaska Air Group, Inc.	52,969	1,508,027
CH Robinson Worldwide, Inc.	13,436	889,463
CSX Corp.	20,743	1,188,574
Delta Air Lines, Inc.	52,993	1,511,890
Expeditors International of Washington, Inc.	14,818	988,657
JB Hunt Transport Services, Inc.	6,721	619,878
Kansas City Southern	4,559	579,814
Southwest Airlines Co.	13,985	498,006

		7,784,309

Utilities — 2.5%
AES Corp.	274	3,727
Dominion Energy, Inc.	32,723	2,362,273
Duke Energy Corp.	274	22,161
Evergy, Inc.(a)	39,064	2,150,473
NextEra Energy, Inc.	1,376	331,093
NRG Energy, Inc.(a)	95,176	2,594,498
Public Service Enterprise Group, Inc.	29,287	1,315,279

The accompanying notes are an integral part of the financial statements.

19

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Sempra Energy	6,273	$708,786
Southern Co. (The)(a)	6,867	371,780

		9,860,070

TOTAL COMMON STOCKS (Cost $415,580,473)		375,028,618

OTHER ASSETS IN EXCESS OF LIABILITIES - 6.9%		27,752,369

NET ASSETS - 100.0%		$402,780,987

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

20

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Over-the-counter total return swaps outstanding as of March 31, 2020.

The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures on July 29, 2024, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 6.2% of net assets.

The following table represents the individual long and short positions and related values of total return swaps as of March 31, 2020:

Total Return Swaps

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Long
Automobiles & Components
BorgWarner, Inc.	Morgan Stanley	34,454	$1,111,842	$839,644	$(278,451)
General Motors Co.	Morgan Stanley	79,390	1,567,721	1,649,724	87,520

		113,844	2,679,563	2,489,368	(190,931)

Banks
Bank of America Corp.	Morgan Stanley	42,825	1,016,455	909,175	(101,903)
Citigroup, Inc.	Morgan Stanley	2,863	104,315	120,590	16,657
First Republic Bank	Morgan Stanley	6,958	747,793	572,504	(172,645)
JPMorgan Chase & Co.	Morgan Stanley	3,476	364,372	312,944	(56,383)
PNC Financial Services Group, Inc. (The)	Morgan Stanley	13,355	1,687,264	1,278,341	(402,987)
SVB Financial Group	Morgan Stanley	237	32,477	35,806	5,392
Truist Financial Corp.	Morgan Stanley	48,526	1,719,557	1,496,542	(294,566)
US Bancorp	Morgan Stanley	17,869	820,388	615,587	(216,182)
Wells Fargo & Co.	Morgan Stanley	47,395	1,598,916	1,360,236	(240,785)

		183,504	8,091,537	6,701,725	(1,463,402)

Capital Goods
3M Co.	Morgan Stanley	23,191	3,583,390	3,165,803	(369,851)
Allegion PLC (Ireland)	Morgan Stanley	11,589	1,334,884	1,066,420	(257,431)
AMETEK, Inc.	Morgan Stanley	5,777	349,368	416,060	68,422
Arconic, Inc.	Morgan Stanley	109,279	2,810,081	1,755,021	(1,044,537)
Caterpillar, Inc.	Morgan Stanley	14,064	1,633,422	1,631,987	21,334
Cummins, Inc.	Morgan Stanley	13,457	1,920,820	1,821,001	(50,626)
Deere & Co.	Morgan Stanley	852	123,203	117,712	(4,240)
Dover Corp.	Morgan Stanley	33,280	3,343,157	2,793,523	(543,548)
Eaton Corp. PLC (Ireland)	Morgan Stanley	6,661	438,001	517,493	81,106
Emerson Electric Co.	Morgan Stanley	43,946	2,388,343	2,094,027	(252,035)
Flowserve Corp.	Morgan Stanley	61,267	1,533,955	1,463,669	(54,425)
Fortive Corp.	Morgan Stanley	14,178	699,481	782,484	53,973
Fortune Brands Home & Security, Inc.	Morgan Stanley	46,337	2,900,685	2,004,075	(872,801)
General Dynamics Corp.	Morgan Stanley	17,301	2,651,232	2,289,095	(352,388)
Honeywell International, Inc.	Morgan Stanley	30,103	4,593,336	4,027,480	(520,869)
Huntington Ingalls Industries, Inc.	Morgan Stanley	6,498	1,156,451	1,184,001	31,623
Ingersoll Rand, Inc.	Morgan Stanley	979	21,573	24,279	2,980
Lockheed Martin Corp.	Morgan Stanley	35	9,683	11,863	2,231
Masco Corp.	Morgan Stanley	39,170	1,688,708	1,354,107	(326,354)

The accompanying notes are an integral part of the financial statements.

21

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Capital Goods — (continued)
Pentair PLC (Ireland)	Morgan Stanley	48,490	$1,634,021	$1,443,062	$(181,807)
Quanta Services, Inc.	Morgan Stanley	75,611	2,673,245	2,399,137	(264,713)
Raytheon Co.	Morgan Stanley	17,653	3,171,975	2,315,191	(836,246)
Stanley Black & Decker, Inc.	Morgan Stanley	20,528	2,593,710	2,052,800	(554,343)
Trane Technologies PLC (Ireland)	Morgan Stanley	16,616	1,596,688	1,372,315	(215,019)
TransDigm Group, Inc.	Morgan Stanley	3,030	933,163	970,176	47,453
United Rentals, Inc.	Morgan Stanley	19,296	2,163,611	1,985,558	(225,561)
United Technologies Corp.	Morgan Stanley	20,891	2,034,927	1,970,648	(56,908)
WW Grainger, Inc.	Morgan Stanley	722	175,310	179,417	3,144

		700,801	50,156,423	43,208,404	(6,671,436)

Commercial & Professional Services
Cintas Corp.	Morgan Stanley	6,850	1,662,285	1,186,557	(469,880)
Nielsen Holdings PLC (United Kingdom)	Morgan Stanley	140,823	2,395,296	1,765,920	(617,200)
Republic Services, Inc.	Morgan Stanley	8,975	753,736	673,664	(73,777)
Robert Half International, Inc.	Morgan Stanley	24,861	1,360,554	938,503	(397,778)
Waste Management, Inc.	Morgan Stanley	9,207	1,044,763	852,200	(183,520)

		190,716	7,216,634	5,416,844	(1,742,155)

Consumer Durables & Apparel
Capri Holdings Ltd. (British Virgin Islands)	Morgan Stanley	69,249	1,592,857	747,197	(840,056)
DR Horton, Inc.	Morgan Stanley	7,199	209,762	244,766	45,912
Garmin Ltd. (Switzerland)	Morgan Stanley	3,347	264,766	250,891	(23,515)
Hanesbrands, Inc.	Morgan Stanley	34,376	394,445	270,539	(120,243)
Leggett & Platt, Inc.	Morgan Stanley	45,383	1,902,236	1,210,818	(666,057)
Lennar Corp., Class A	Morgan Stanley	3,380	162,033	129,116	(32,551)
Newell Brands, Inc.	Morgan Stanley	29,018	535,009	385,359	(143,047)
NIKE, Inc., Class B	Morgan Stanley	9,181	879,301	759,636	(119,973)
PulteGroup, Inc.	Morgan Stanley	36,496	1,379,177	814,591	(556,690)
PVH Corp.	Morgan Stanley	32,897	2,420,123	1,238,243	(1,171,719)
Ralph Lauren Corp.	Morgan Stanley	7,196	831,159	480,909	(342,347)
Tapestry, Inc.	Morgan Stanley	72,171	1,753,849	934,614	(794,698)
Whirlpool Corp.	Morgan Stanley	6,907	811,007	592,621	(210,952)

		356,800	13,135,724	8,059,300	(4,975,936)

Consumer Services
Carnival Corp. (Panama)	Morgan Stanley	27,646	262,587	364,098	89,746
H&R Block, Inc.	Morgan Stanley	992	25,298	13,967	(11,239)
Hilton Worldwide Holdings, Inc.	Morgan Stanley	11,421	680,849	779,369	100,925
McDonald’s Corp.	Morgan Stanley	13,263	2,565,927	2,193,037	(348,653)
MGM Resorts International	Morgan Stanley	143,184	1,568,594	1,689,571	128,526
Yum! Brands, Inc.	Morgan Stanley	29,653	2,813,208	2,032,120	(762,090)

		226,159	7,916,463	7,072,162	(802,785)

Diversified Financials
American Express Co.	Morgan Stanley	3,678	408,248	314,874	(90,522)
Berkshire Hathaway, Inc., Class B	Morgan Stanley	46,747	9,217,013	8,546,754	(645,075)

The accompanying notes are an integral part of the financial statements.

22

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Diversified Financials — (continued)
BlackRock, Inc.	Morgan Stanley	8,929	$3,701,489	$3,928,492	$393,186
Discover Financial Services	Morgan Stanley	31,243	1,438,162	1,114,438	(318,285)
Franklin Resources, Inc.	Morgan Stanley	151,477	3,921,753	2,528,151	(1,295,902)
Goldman Sachs Group, Inc. (The)	Morgan Stanley	6,587	1,159,819	1,018,284	(135,078)
Intercontinental Exchange, Inc.	Morgan Stanley	5,827	435,725	470,530	35,099
Invesco Ltd. (Bermuda)	Morgan Stanley	283,699	3,954,917	2,575,987	(1,298,269)
Moody’s Corp.	Morgan Stanley	1	202	212	29
MSCI, Inc.	Morgan Stanley	1	209	289	99
Nasdaq, Inc.	Morgan Stanley	16,889	1,604,823	1,603,611	29,588
Raymond James Financial, Inc.	Morgan Stanley	2,641	177,921	166,911	(9,392)
S&P Global, Inc.	Morgan Stanley	399	78,575	97,775	20,585
T Rowe Price Group, Inc.	Morgan Stanley	21,959	2,306,453	2,144,296	(108,724)

		580,077	28,405,309	24,510,604	(3,422,661)

Energy
Apache Corp.	Morgan Stanley	247,250	3,075,036	1,033,505	(2,025,754)
Chevron Corp.	Morgan Stanley	20,607	1,816,898	1,493,183	(337,569)
Concho Resources, Inc.	Morgan Stanley	68,743	4,384,506	2,945,638	(1,417,082)
ConocoPhillips	Morgan Stanley	163,864	7,576,510	5,047,011	(2,429,965)
EOG Resources, Inc.	Morgan Stanley	68,121	2,775,340	2,446,906	(318,681)
Exxon Mobil Corp.	Morgan Stanley	35,715	1,950,747	1,356,099	(569,653)
Halliburton Co.	Morgan Stanley	122,912	1,789,161	841,947	(941,349)
Helmerich & Payne, Inc.	Morgan Stanley	36,837	1,007,913	576,499	(402,408)
HollyFrontier Corp.	Morgan Stanley	29,175	967,891	715,079	(332,778)
Kinder Morgan, Inc.	Morgan Stanley	211,782	4,100,960	2,948,005	(1,134,995)
Marathon Petroleum Corp.	Morgan Stanley	23,079	615,945	545,126	(86,607)
National Oilwell Varco, Inc.	Morgan Stanley	45,691	741,421	449,143	(293,243)
Phillips 66.	Morgan Stanley	18,324	1,262,724	983,083	(307,578)
TechnipFMC PLC (United Kingdom)	Morgan Stanley	205,950	2,858,230	1,388,103	(1,426,107)
Valero Energy Corp.	Morgan Stanley	9,833	557,988	446,025	(109,990)

		1,307,883	35,481,270	23,215,352	(12,133,759)

Food & Staples Retailing
Costco Wholesale Corp.	Morgan Stanley	1	293	285	10
Kroger Co. (The)	Morgan Stanley	20,701	443,620	623,514	191,404
Sysco Corp.	Morgan Stanley	7,284	250,631	332,369	82,633
Walgreens Boots Alliance, Inc.	Morgan Stanley	12,657	637,630	579,058	(46,014)
Walmart, Inc.	Morgan Stanley	25,594	2,694,530	2,907,990	249,782

		66,237	4,026,704	4,443,216	477,815

Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	36,475	1,553,497	1,410,488	(86,430)
Archer-Daniels-Midland Co.	Morgan Stanley	25,328	1,058,224	891,039	(147,511)
Campbell Soup Co.	Morgan Stanley	43,484	2,083,603	2,007,221	(65,476)
Coca-Cola Co. (The)	Morgan Stanley	25,438	1,268,155	1,125,632	(129,159)
Constellation Brands, Inc., Class A	Morgan Stanley	11,356	1,653,586	1,627,996	(20,828)
Hershey Co. (The)	Morgan Stanley	1,089	145,797	144,292	(1,486)
JM Smucker Co. (The)	Morgan Stanley	2,460	266,855	273,060	7,158

The accompanying notes are an integral part of the financial statements.

23

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Food, Beverage & Tobacco — (continued)
McCormick & Co., Inc., non-voting shares	Morgan Stanley	6,120	$779,349	$864,205	$85,951
Molson Coors Beverage Co., Class B	Morgan Stanley	8,423	328,454	328,581	1,032
Mondelez International, Inc., Class A	Morgan Stanley	7,727	362,464	386,968	27,574
PepsiCo, Inc.	Morgan Stanley	31,238	3,902,634	3,751,684	(52,112)
Philip Morris International, Inc.	Morgan Stanley	3,315	203,275	241,862	44,655
Tyson Foods, Inc., Class A	Morgan Stanley	34,752	2,096,101	2,011,098	(72,175)

		237,205	15,701,994	15,064,126	(408,807)

Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	28,241	2,227,236	2,228,497	(184)
Anthem, Inc.	Morgan Stanley	2,866	554,112	650,697	103,353
Baxter International, Inc.	Morgan Stanley	12,570	935,236	1,020,558	88,620
Cerner Corp.	Morgan Stanley	2,278	148,986	143,491	(9,035)
CVS Health Corp.	Morgan Stanley	13,958	779,775	828,128	62,294
Danaher Corp.	Morgan Stanley	7,872	1,087,307	1,089,564	10,144
DaVita, Inc.	Morgan Stanley	35,128	2,209,925	2,671,836	469,375
Henry Schein, Inc.	Morgan Stanley	34,488	2,148,678	1,742,334	(419,858)
Medtronic PLC (Ireland)	Morgan Stanley	20,779	2,268,789	1,873,850	(373,808)
Quest Diagnostics, Inc.	Morgan Stanley	15,215	1,394,424	1,221,764	(158,695)
ResMed, Inc.	Morgan Stanley	1,879	265,023	276,758	13,778
UnitedHealth Group, Inc.	Morgan Stanley	9,612	2,057,732	2,397,041	363,441
Universal Health Services, Inc., Class B	Morgan Stanley	17,109	1,905,928	1,695,160	(254,075)
Zimmer Biomet Holdings, Inc.	Morgan Stanley	11,690	1,148,812	1,181,625	39,822

		213,685	19,131,963	19,021,303	(64,828)

Household & Personal Products
Colgate-Palmolive Co.	Morgan Stanley	22,585	1,526,705	1,498,741	(10,720)
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	3,889	681,254	619,673	(58,791)
Kimberly-Clark Corp.	Morgan Stanley	850	106,582	108,690	5,239
Procter & Gamble Co. (The)	Morgan Stanley	9,347	1,058,664	1,028,170	(24,578)

		36,671	3,373,205	3,255,274	(88,850)

Insurance
Aflac, Inc.	Morgan Stanley	24,532	1,129,965	839,976	(281,089)
Allstate Corp. (The)	Morgan Stanley	545	51,239	49,993	(14,225)
Aon PLC (United Kingdom)	Morgan Stanley	6,029	1,219,881	995,026	(220,549)
Assurant, Inc.	Morgan Stanley	9,938	1,172,280	1,034,446	(144,342)
Chubb Ltd. (Switzerland)	Morgan Stanley	3,224	345,380	360,088	18,251
Cincinnati Financial Corp.	Morgan Stanley	142	13,023	10,714	(2,162)
Everest Re Group Ltd. (Bermuda)	Morgan Stanley	1,772	411,380	340,968	(75,424)
Globe Life, Inc.	Morgan Stanley	18,681	1,826,007	1,344,472	(489,886)
Hartford Financial Services Group, Inc. (The)	Morgan Stanley	13,274	579,189	467,776	(122,644)
Loews Corp.	Morgan Stanley	17,658	709,425	615,028	(95,383)
Marsh & McLennan Cos., Inc.	Morgan Stanley	21,528	2,124,994	1,861,311	(255,895)
MetLife, Inc.	Morgan Stanley	33,573	1,185,509	1,026,327	(150,888)
Prudential Financial, Inc.	Morgan Stanley	19,066	1,045,589	994,101	(47,803)

The accompanying notes are an integral part of the financial statements.

24

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Insurance — (continued)
Travelers Cos., Inc. (The)	Morgan Stanley	11,397	$1,287,159	$1,132,292	$(143,849)
WR Berkley Corp.	Morgan Stanley	11,611	751,110	605,746	(141,765)

		192,970	13,852,130	11,678,264	(2,167,653)

Materials
Amcor PLC (Jersey)	Morgan Stanley	113,999	948,081	925,672	(32,663)
Avery Dennison Corp.	Morgan Stanley	3,971	381,604	404,526	24,277
Celanese Corp.	Morgan Stanley	27,869	2,756,916	2,045,306	(743,599)
Corteva, Inc.	Morgan Stanley	55,361	1,608,647	1,300,984	(305,530)
DuPont de Nemours, Inc.	Morgan Stanley	620	20,522	21,142	708
Eastman Chemical Co.	Morgan Stanley	10,695	594,719	498,173	(87,395)
Ecolab, Inc.	Morgan Stanley	1,871	294,884	291,558	(2,275)
FMC Corp.	Morgan Stanley	24,328	2,138,609	1,987,354	(134,559)
International Paper Co.	Morgan Stanley	39,419	1,476,632	1,227,113	(197,882)
Linde PLC (Ireland)	Morgan Stanley	9,375	1,655,994	1,621,875	(15,550)
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	23,824	1,452,682	1,182,385	(252,988)
Martin Marietta Materials, Inc.	Morgan Stanley	4,936	1,088,264	934,039	(148,391)
Mosaic Co. (The)	Morgan Stanley	48,412	794,549	523,818	(266,156)
Nucor Corp.	Morgan Stanley	16,649	699,828	599,697	(100,135)
PPG Industries, Inc.	Morgan Stanley	29,609	3,437,718	2,475,312	(945,169)
Sealed Air Corp.	Morgan Stanley	44,236	1,077,743	1,093,072	19,126

		455,174	20,427,392	17,132,026	(3,188,181)

Media & Entertainment
Alphabet, Inc., Class A	Morgan Stanley	7,262	8,402,149	8,438,081	53,001
Charter Communications, Inc., Class A	Morgan Stanley	8,763	3,321,808	3,823,385	513,247
Comcast Corp., Class A	Morgan Stanley	79,382	3,156,644	2,729,153	(389,450)
Discovery, Inc., Class A	Morgan Stanley	69,312	1,734,369	1,347,425	(380,843)
Facebook, Inc., Class A	Morgan Stanley	9,920	1,852,579	1,654,656	(223,257)
Fox Corp., Class A	Morgan Stanley	4,748	178,094	112,195	(65,429)
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	73,847	1,565,075	1,195,583	(331,819)
Netflix, Inc.	Morgan Stanley	420	151,600	157,710	8,665
Omnicom Group, Inc.	Morgan Stanley	10,191	667,792	559,486	(104,848)
Take-Two Interactive Software, Inc.	Morgan Stanley	5,799	651,345	687,819	38,776
Walt Disney Co. (The)	Morgan Stanley	44,565	5,531,778	4,304,979	(1,230,509)

		314,209	27,213,233	25,010,472	(2,112,466)

Pharmaceuticals, Biotechnology & Life Sciences
Alexion Pharmaceuticals, Inc.	Morgan Stanley	18,474	1,794,310	1,658,780	(138,554)
Amgen, Inc.	Morgan Stanley	6,072	1,069,388	1,230,977	192,577
Biogen, Inc.	Morgan Stanley	33,757	8,003,870	10,680,040	2,818,113
Bristol-Myers Squibb Co.	Morgan Stanley	17,151	778,484	955,997	187,978
Gilead Sciences, Inc.	Morgan Stanley	29,612	1,865,580	2,213,793	402,847
Johnson & Johnson	Morgan Stanley	50,311	6,523,879	6,597,281	208,039
Merck & Co., Inc.	Morgan Stanley	13,507	957,884	1,039,229	84,722
Mylan NV (Netherlands)	Morgan Stanley	31,328	494,856	467,100	(26,007)
PerkinElmer, Inc.	Morgan Stanley	17,079	1,459,078	1,285,707	(171,274)

The accompanying notes are an integral part of the financial statements.

25

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Pfizer, Inc.	Morgan Stanley	123,382	$4,308,372	$4,027,188	$(255,921)
Regeneron Pharmaceuticals, Inc.	Morgan Stanley	1,087	535,028	530,771	(2,806)
Thermo Fisher Scientific, Inc.	Morgan Stanley	506	141,814	143,502	2,230

		342,266	27,932,543	30,830,365	3,301,944

Real Estate
Alexandria Real Estate Equities, Inc., REIT	Morgan Stanley	6,868	1,068,033	941,328	(112,576)
Apartment Investment & Management Co., Class A, REIT	Morgan Stanley	7,947	254,927	279,337	25,320
AvalonBay Communities, Inc., REIT	Morgan Stanley	4,279	710,094	629,740	(73,835)
Boston Properties, Inc., REIT	Morgan Stanley	6,047	598,759	557,715	(32,088)
CBRE Group, Inc., Class A	Morgan Stanley	20,754	1,070,821	782,633	(310,554)
Duke Realty Corp., REIT	Morgan Stanley	17,697	507,966	573,029	61,984
Equity Residential, REIT	Morgan Stanley	4,754	291,961	293,369	1,470
Extra Space Storage, Inc., REIT	Morgan Stanley	17,708	1,842,227	1,695,718	(133,586)
Federal Realty Investment Trust, REIT	Morgan Stanley	10,248	1,018,173	764,603	(243,631)
Healthpeak Properties, Inc., REIT	Morgan Stanley	2,014	45,965	48,034	881
Mid-America Apartment Communities, Inc., REIT	Morgan Stanley	5,517	737,505	568,417	(195,980)
Prologis, Inc., REIT	Morgan Stanley	486	31,943	39,060	7,245
Public Storage, REIT	Morgan Stanley	11,228	2,449,798	2,229,993	(193,543)
Realty Income Corp., REIT	Morgan Stanley	13,633	714,045	679,741	(29,715)
Simon Property Group, Inc., REIT	Morgan Stanley	18,688	1,735,399	1,025,224	(708,934)
UDR, Inc., REIT	Morgan Stanley	22,941	914,537	838,264	(78,937)
Welltower, Inc., REIT	Morgan Stanley	18,182	785,449	832,372	49,403
Weyerhaeuser Co., REIT	Morgan Stanley	153,767	3,395,665	2,606,351	(759,097)

		342,758	18,173,267	15,384,928	(2,726,173)

Retailing
Amazon.com, Inc.	Morgan Stanley	2,344	4,211,984	4,570,144	372,954
AutoZone, Inc.	Morgan Stanley	617	553,605	521,982	(29,665)
Best Buy Co., Inc.	Morgan Stanley	10,891	804,704	620,787	(175,488)
Booking Holdings, Inc.	Morgan Stanley	1,997	3,302,945	2,686,604	(662,454)
eBay, Inc.	Morgan Stanley	38,275	1,079,341	1,150,546	75,009
Gap, Inc. (The)	Morgan Stanley	128,972	1,977,072	907,963	(1,054,194)
Genuine Parts Co.	Morgan Stanley	24,292	2,174,040	1,635,580	(509,411)
Home Depot, Inc. (The)	Morgan Stanley	703	110,790	131,257	20,873
Kohl’s Corp.	Morgan Stanley	65,873	2,396,946	961,087	(1,390,218)
Macy’s, Inc.	Morgan Stanley	212,356	2,312,929	1,042,668	(1,202,479)
O’Reilly Automotive, Inc.	Morgan Stanley	2,290	644,520	689,404	47,891
Target Corp.	Morgan Stanley	97,863	8,009,658	9,098,323	1,310,551
Tiffany & Co.	Morgan Stanley	1,314	169,427	170,163	(637)
TJX Cos., Inc. (The)	Morgan Stanley	32,905	1,574,115	1,573,188	(8,071)
Tractor Supply Co.	Morgan Stanley	3,834	278,910	324,165	45,293

		624,526	29,600,986	26,083,861	(3,160,046)

The accompanying notes are an integral part of the financial statements.

26

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	Morgan Stanley	12,786	$509,268	$585,855	$78,390
Intel Corp.	Morgan Stanley	120,154	5,718,151	6,502,734	882,298
KLA Corp.	Morgan Stanley	4,039	646,961	580,566	(64,811)
NVIDIA Corp.	Morgan Stanley	2,737	677,616	721,473	43,175
Qorvo, Inc.	Morgan Stanley	28,049	2,220,967	2,261,591	41,220
Skyworks Solutions, Inc.	Morgan Stanley	14,913	1,671,029	1,332,924	(349,101)
Texas Instruments, Inc.	Morgan Stanley	13,962	1,585,296	1,395,223	(172,860)

		196,640	13,029,288	13,380,366	458,311

Software & Services
Adobe, Inc.	Morgan Stanley	3,399	1,188,244	1,081,698	(121,581)
Alliance Data Systems Corp.	Morgan Stanley	6,220	196,157	209,303	13,851
Citrix Systems, Inc.	Morgan Stanley	3,773	403,763	534,068	134,420
Cognizant Technology Solutions Corp., Class A	Morgan Stanley	8,780	552,340	408,007	(139,959)
FleetCor Technologies, Inc.	Morgan Stanley	1,794	352,404	334,653	(16,499)
International Business Machines Corp.	Morgan Stanley	16,757	1,911,952	1,858,854	(40,150)
Intuit, Inc.	Morgan Stanley	58	13,299	13,340	90
Leidos Holdings, Inc.	Morgan Stanley	38,826	3,404,028	3,558,403	173,018
Mastercard, Inc., Class A	Morgan Stanley	801	179,887	193,490	14,250
Microsoft Corp.	Morgan Stanley	21,432	2,979,955	3,380,041	435,830
NortonLifeLock, Inc.	Morgan Stanley	57,428	1,161,492	1,074,478	(81,346)
Oracle Corp.	Morgan Stanley	40,878	1,861,928	1,975,634	123,207
Paychex, Inc.	Morgan Stanley	35,195	2,094,341	2,214,469	127,492
salesforce.com, Inc.	Morgan Stanley	6,910	1,044,664	994,902	(46,081)
Visa, Inc., Class A	Morgan Stanley	21,881	3,653,001	3,525,467	(98,103)
Western Union Co. (The)	Morgan Stanley	82,880	2,065,842	1,502,614	(537,692)

		347,012	23,063,297	22,859,421	(59,253)

Technology Hardware & Equipment
Amphenol Corp., Class A	Morgan Stanley	7,427	620,635	541,280	(75,800)
Apple, Inc.	Morgan Stanley	90,505	17,996,202	23,014,516	5,238,759
CDW Corp.	Morgan Stanley	2,477	254,284	231,030	(25,212)
Cisco Systems, Inc.	Morgan Stanley	69,944	3,062,008	2,749,499	(277,595)
F5 Networks, Inc.	Morgan Stanley	5,038	482,175	537,202	61,818
FLIR Systems, Inc.	Morgan Stanley	48,246	1,828,345	1,538,565	(280,825)
HP, Inc.	Morgan Stanley	97,583	1,594,261	1,694,041	122,963
Juniper Networks, Inc.	Morgan Stanley	62,188	1,307,938	1,190,278	(111,361)
NetApp, Inc.	Morgan Stanley	21,856	1,090,772	911,177	(171,938)
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	9,065	502,938	570,914	70,429
Xerox Holdings Corp.	Morgan Stanley	106,529	2,784,594	2,017,659	(712,925)
Zebra Technologies Corp., Class A	Morgan Stanley	2,446	549,665	449,086	(101,918)

		523,304	32,073,817	35,445,247	3,736,395

Telecommunication Services
T-Mobile US, Inc.	Morgan Stanley	3,514	295,043	294,825	833
Verizon Communications, Inc.	Morgan Stanley	38,916	2,024,253	2,090,957	74,233

		42,430	2,319,296	2,385,782	75,066

The accompanying notes are an integral part of the financial statements.

27

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Transportation
Alaska Air Group, Inc.	Morgan Stanley	54,188	$2,859,236	$1,542,732	$(1,280,192)
CH Robinson Worldwide, Inc.	Morgan Stanley	15,761	1,057,440	1,043,378	(7,754)
CSX Corp.	Morgan Stanley	21,805	1,199,993	1,249,426	53,660
Delta Air Lines, Inc.	Morgan Stanley	54,093	1,621,608	1,543,273	(121,878)
Expeditors International of Washington, Inc.	Morgan Stanley	15,973	983,450	1,065,719	87,589
JB Hunt Transport Services, Inc.	Morgan Stanley	6,230	632,618	574,593	(55,480)
Kansas City Southern	Morgan Stanley	9,900	1,390,273	1,259,082	(126,321)
Southwest Airlines Co.	Morgan Stanley	40,637	1,868,760	1,447,083	(397,713)

		218,587	11,613,378	9,725,286	(1,848,089)

Utilities
AES Corp.	Morgan Stanley	11,401	173,650	155,054	(15,065)
Dominion Energy, Inc.	Morgan Stanley	15,646	1,221,808	1,129,485	(81,220)
Duke Energy Corp.	Morgan Stanley	279	23,035	22,566	(343)
Evergy, Inc.	Morgan Stanley	39,085	2,723,144	2,151,629	(579,932)
NextEra Energy, Inc.	Morgan Stanley	1,389	310,089	334,221	25,237
NRG Energy, Inc.	Morgan Stanley	170,157	5,349,218	4,638,480	(709,003)
Public Service Enterprise Group, Inc.	Morgan Stanley	28,214	1,464,893	1,267,091	(183,966)
Sempra Energy	Morgan Stanley	6,394	666,386	722,458	63,951
Southern Co. (The)	Morgan Stanley	8,255	505,037	446,926	(50,180)

		280,820	12,437,260	10,867,910	(1,530,521)

Total Reference Entity — Long			427,052,676	383,241,606	(40,708,401)

Short
Automobiles & Components
Aptiv PLC (Jersey)	Morgan Stanley	(22,579)	(1,910,940)	(1,111,790)	789,561
Ford Motor Co.	Morgan Stanley	(505,881)	(2,629,013)	(2,443,405)	172,962
Harley-Davidson, Inc.	Morgan Stanley	(49,416)	(1,682,576)	(935,445)	720,043

		(577,876)	(6,222,529)	(4,490,640)	1,682,566

Banks
Citizens Financial Group, Inc.	Morgan Stanley	(61,018)	(2,355,240)	(1,147,749)	1,173,776
Comerica, Inc.	Morgan Stanley	(19,083)	(1,250,915)	(559,895)	659,249
Fifth Third Bancorp	Morgan Stanley	(12,761)	(336,336)	(189,501)	141,786
Huntington Bancshares, Inc.	Morgan Stanley	(186,746)	(2,482,904)	(1,533,185)	876,101
KeyCorp.	Morgan Stanley	(59,314)	(1,139,068)	(615,086)	508,296
M&T Bank Corp.	Morgan Stanley	(15,667)	(2,665,079)	(1,620,438)	1,014,589
People’s United Financial, Inc.	Morgan Stanley	(22,750)	(326,765)	(251,388)	75,521
Regions Financial Corp.	Morgan Stanley	(147,197)	(2,211,724)	(1,320,357)	816,804
Zions Bancorp NA	Morgan Stanley	(34,879)	(1,568,435)	(933,362)	615,431

		(559,415)	(14,336,466)	(8,170,961)	5,881,553

Capital Goods
A.O. Smith Corp.	Morgan Stanley	(34,278)	(1,282,456)	(1,296,051)	(19,756)
Boeing Co. (The)	Morgan Stanley	(26,007)	(8,664,792)	(3,878,684)	4,637,506
Fastenal Co.	Morgan Stanley	(82,572)	(3,078,063)	(2,580,375)	476,886
General Electric Co.	Morgan Stanley	(245,313)	(2,373,943)	(1,947,785)	402,262

The accompanying notes are an integral part of the financial statements.

28

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Capital Goods — (continued)
IDEX Corp.	Morgan Stanley	(11,572)	$(2,019,621)	$(1,598,209)	$411,701
Illinois Tool Works, Inc.	Morgan Stanley	(3,493)	(483,532)	(496,425)	(22,076)
Jacobs Engineering Group, Inc.	Morgan Stanley	(54,862)	(4,999,032)	(4,348,911)	625,531
Johnson Controls International PLC (Ireland)	Morgan Stanley	(180,245)	(7,467,872)	(4,859,405)	2,525,651
L3Harris Technologies, Inc.	Morgan Stanley	(26,079)	(4,168,826)	(4,697,349)	(558,059)
Northrop Grumman Corp.	Morgan Stanley	(646)	(203,136)	(195,447)	6,727
PACCAR, Inc.	Morgan Stanley	(35,998)	(2,469,686)	(2,200,558)	265,089
Parker-Hannifin Corp.	Morgan Stanley	(41,512)	(5,648,993)	(5,385,352)	219,944
Rockwell Automation, Inc.	Morgan Stanley	(21,325)	(4,189,639)	(3,218,156)	942,215
Roper Technologies, Inc.	Morgan Stanley	(9,578)	(3,733,998)	(2,986,516)	804,163
Snap-on, Inc.	Morgan Stanley	(3,138)	(499,635)	(341,477)	162,683
Textron, Inc.	Morgan Stanley	(122,533)	(5,883,676)	(3,267,955)	2,584,370
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	(1,514)	(111,214)	(72,869)	37,825
Xylem, Inc.	Morgan Stanley	(6,126)	(540,570)	(398,986)	136,327

		(906,791)	(57,818,684)	(43,770,510)	13,638,989

Commercial & Professional Services
Copart, Inc.	Morgan Stanley	(42,160)	(4,230,476)	(2,888,803)	1,321,313
Equifax, Inc.	Morgan Stanley	(10,992)	(1,702,070)	(1,312,994)	379,717
IHS Markit Ltd. (Bermuda)	Morgan Stanley	(12,007)	(874,698)	(720,420)	153,793
Rollins, Inc.	Morgan Stanley	(75,888)	(2,717,941)	(2,742,592)	(48,664)
Verisk Analytics, Inc.	Morgan Stanley	(8,477)	(1,143,959)	(1,181,524)	(43,059)

		(149,524)	(10,669,144)	(8,846,333)	1,763,100

Consumer Durables & Apparel
Hasbro, Inc.	Morgan Stanley	(11,026)	(1,059,668)	(788,910)	250,740
Mohawk Industries, Inc.	Morgan Stanley	(2,107)	(242,222)	(160,638)	105,353
NVR, Inc.	Morgan Stanley	(828)	(3,141,698)	(2,127,223)	999,359
Under Armour, Inc., Class C	Morgan Stanley	(22,728)	(454,282)	(183,188)	268,922
VF Corp.	Morgan Stanley	(4,039)	(337,114)	(218,429)	115,139

		(40,728)	(5,234,984)	(3,478,388)	1,739,513

Consumer Services
Chipotle Mexican Grill, Inc.	Morgan Stanley	(4,948)	(4,280,595)	(3,237,971)	1,022,025
Darden Restaurants, Inc.	Morgan Stanley	(53,239)	(6,364,292)	(2,899,396)	3,421,126
Las Vegas Sands Corp.	Morgan Stanley	(22,751)	(1,322,061)	(966,235)	321,545
Marriott International, Inc., Class A	Morgan Stanley	(10,587)	(1,238,568)	(792,013)	440,606
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(168,731)	(4,168,915)	(1,849,292)	2,291,175
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(42,807)	(4,704,092)	(1,377,101)	3,223,223
Wynn Resorts Ltd.	Morgan Stanley	(23,177)	(2,462,244)	(1,395,024)	1,004,138

		(326,240)	(24,540,767)	(12,517,032)	11,723,838

Diversified Financials
Ameriprise Financial, Inc.	Morgan Stanley	(17,953)	(2,498,855)	(1,839,823)	647,025
Bank of New York Mellon Corp. (The)	Morgan Stanley	(85,831)	(3,951,182)	(2,890,788)	1,041,379

The accompanying notes are an integral part of the financial statements.

29

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Diversified Financials — (continued)
Capital One Financial Corp.	Morgan Stanley	(5,585)	$(421,987)	$(281,596)	$138,375
Cboe Global Markets, Inc.	Morgan Stanley	(43,531)	(5,351,913)	(3,885,142)	1,425,339
Charles Schwab Corp. (The)	Morgan Stanley	(32,008)	(1,491,073)	(1,076,109)	403,473
CME Group, Inc.	Morgan Stanley	(5,172)	(1,116,010)	(894,291)	214,392
E*TRADE Financial Corp.	Morgan Stanley	(27,094)	(1,140,381)	(929,866)	195,662
MarketAxess Holdings, Inc.	Morgan Stanley	(4,310)	(1,474,532)	(1,433,377)	34,069
Northern Trust Corp.	Morgan Stanley	(56,002)	(5,695,170)	(4,225,911)	1,402,644
State Street Corp.	Morgan Stanley	(47,984)	(3,756,086)	(2,556,108)	1,159,110
Synchrony Financial	Morgan Stanley	(49,548)	(1,668,727)	(797,227)	863,478

		(375,018)	(28,565,916)	(20,810,238)	7,524,946

Energy
Cabot Oil & Gas Corp.	Morgan Stanley	(203,506)	(3,530,472)	(3,498,268)	(722)
Devon Energy Corp.	Morgan Stanley	(351,968)	(3,587,809)	(2,432,099)	1,111,615
Diamondback Energy, Inc.	Morgan Stanley	(118,705)	(6,819,574)	(3,110,071)	3,638,343
Hess Corp.	Morgan Stanley	(105,558)	(6,247,673)	(3,515,081)	2,674,278
Marathon Oil Corp.	Morgan Stanley	(1,011,712)	(7,382,789)	(3,328,532)	4,000,235
Noble Energy, Inc.	Morgan Stanley	(603,969)	(7,912,824)	(3,647,973)	4,196,915
Occidental Petroleum Corp.	Morgan Stanley	(338,111)	(10,309,495)	(3,915,325)	6,105,838
ONEOK, Inc.	Morgan Stanley	(113,923)	(5,106,178)	(2,484,661)	2,497,935
Pioneer Natural Resources Co.	Morgan Stanley	(34,480)	(4,486,679)	(2,418,772)	2,012,147
Schlumberger Ltd. (Curacao)	Morgan Stanley	(55,434)	(1,910,828)	(747,805)	1,153,836
Williams Cos., Inc. (The)	Morgan Stanley	(191,553)	(4,547,660)	(2,710,475)	1,593,096

		(3,128,919)	(61,841,981)	(31,809,062)	28,983,516

Food, Beverage & Tobacco
Brown-Forman Corp., Class B	Morgan Stanley	(38,736)	(2,110,770)	(2,150,235)	(64,204)
Conagra Brands, Inc.	Morgan Stanley	(109,068)	(2,988,814)	(3,200,055)	(249,172)
General Mills, Inc.	Morgan Stanley	(1,447)	(82,931)	(76,358)	11,750
Hormel Foods Corp.	Morgan Stanley	(74,053)	(3,434,893)	(3,453,832)	(67,150)
Kellogg Co.	Morgan Stanley	(29,992)	(1,745,685)	(1,799,220)	(61,926)
Kraft Heinz Co. (The)	Morgan Stanley	(21,178)	(505,674)	(523,944)	(20,689)
Lamb Weston Holdings, Inc.	Morgan Stanley	(17,617)	(1,677,495)	(1,005,931)	663,501
Monster Beverage Corp.	Morgan Stanley	(37,546)	(2,529,743)	(2,112,338)	405,238

		(329,637)	(15,076,005)	(14,321,913)	617,348

Health Care Equipment & Services
ABIOMED, Inc.	Morgan Stanley	(14,622)	(2,614,650)	(2,122,530)	479,544
Align Technology, Inc.	Morgan Stanley	(369)	(74,604)	(64,188)	10,073
Becton Dickinson and Co.	Morgan Stanley	(781)	(188,297)	(179,450)	17,762
Boston Scientific Corp.	Morgan Stanley	(63,547)	(2,687,403)	(2,073,539)	600,937
Cardinal Health, Inc.	Morgan Stanley	(85,147)	(4,894,165)	(4,081,947)	737,544
Centene Corp.	Morgan Stanley	(34,263)	(1,870,898)	(2,035,565)	(173,662)
Cigna Corp.	Morgan Stanley	(1,479)	(243,697)	(262,049)	(19,509)
Cooper Cos., Inc. (The)	Morgan Stanley	(4,558)	(1,556,567)	(1,256,504)	302,123
DENTSPLY SIRONA, Inc.	Morgan Stanley	(14,088)	(794,141)	(547,037)	239,069
Edwards Lifesciences Corp.	Morgan Stanley	(4,280)	(1,030,066)	(807,294)	226,508
HCA Healthcare, Inc.	Morgan Stanley	(14,882)	(1,682,680)	(1,337,148)	336,639

The accompanying notes are an integral part of the financial statements.

30

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Health Care Equipment & Services — (continued)
Hologic, Inc.	Morgan Stanley	(49,564)	$(2,567,995)	$(1,739,696)	$815,946
IDEXX Laboratories, Inc.	Morgan Stanley	(9,422)	(2,681,377)	(2,282,385)	383,631
Intuitive Surgical, Inc.	Morgan Stanley	(1,833)	(939,153)	(907,720)	26,926
Laboratory Corp. of America Holdings	Morgan Stanley	(19,233)	(3,722,449)	(2,430,859)	1,273,678
STERIS PLC (Ireland)	Morgan Stanley	(3,687)	(575,198)	(516,069)	61,121
Stryker Corp.	Morgan Stanley	(6,370)	(1,392,280)	(1,060,541)	321,387
Teleflex, Inc.	Morgan Stanley	(6,173)	(2,198,411)	(1,807,825)	391,949
Varian Medical Systems, Inc.	Morgan Stanley	(7,505)	(959,626)	(770,463)	185,666

		(341,803)	(32,673,657)	(26,282,809)	6,217,332

Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	(23,618)	(1,798,821)	(1,515,803)	298,558
Clorox Co. (The)	Morgan Stanley	(11,916)	(1,973,637)	(2,064,447)	(101,944)
Coty, Inc., Class A	Morgan Stanley	(221,892)	(2,345,112)	(1,144,963)	1,142,349

		(257,426)	(6,117,570)	(4,725,213)	1,338,963

Insurance
American International Group, Inc.	Morgan Stanley	(30,570)	(1,502,387)	(741,322)	744,062
Arthur J Gallagher & Co.	Morgan Stanley	(24,841)	(1,952,376)	(2,024,790)	(81,801)
Lincoln National Corp.	Morgan Stanley	(51,333)	(3,100,383)	(1,351,085)	1,734,382
Principal Financial Group, Inc.	Morgan Stanley	(41,866)	(2,254,321)	(1,312,080)	907,954
Progressive Corp. (The)	Morgan Stanley	(37,393)	(3,104,639)	(2,761,099)	332,441
Unum Group	Morgan Stanley	(88,377)	(2,562,464)	(1,326,539)	1,205,101
Willis Towers Watson PLC (Ireland)	Morgan Stanley	(9,331)	(1,987,119)	(1,584,870)	416,305

		(283,711)	(16,463,689)	(11,101,785)	5,258,444

Materials
Air Products & Chemicals, Inc.	Morgan Stanley	(6,543)	(1,364,841)	(1,306,048)	39,722
Albemarle Corp.	Morgan Stanley	(84,189)	(6,890,263)	(4,745,734)	2,072,461
Ball Corp.	Morgan Stanley	(7,662)	(587,522)	(495,425)	89,957
CF Industries Holdings, Inc.	Morgan Stanley	(109,813)	(4,258,075)	(2,986,914)	1,250,669
Dow, Inc.	Morgan Stanley	(6,087)	(175,908)	(177,984)	(2,907)
Freeport-McMoRan, Inc.	Morgan Stanley	(122,397)	(1,247,875)	(826,180)	407,116
International Flavors & Fragrances, Inc.	Morgan Stanley	(7,816)	(806,241)	(797,857)	(948)
Newmont Corp.	Morgan Stanley	(7,541)	(339,500)	(341,456)	(5,471)
Packaging Corp. of America	Morgan Stanley	(12,098)	(998,296)	(1,050,469)	(56,966)
Sherwin-Williams Co. (The)	Morgan Stanley	(288)	(134,411)	(132,342)	1,439
Vulcan Materials Co.	Morgan Stanley	(11,216)	(1,639,493)	(1,212,113)	415,687
Westrock Co.	Morgan Stanley	(59,424)	(1,657,835)	(1,679,322)	(35,345)

		(435,074)	(20,100,260)	(15,751,844)	4,175,414

Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	(30,493)	(1,843,145)	(1,813,724)	18,910
DISH Network Corp., Class A	Morgan Stanley	(187,050)	(7,317,085)	(3,739,130)	3,542,729
Electronic Arts, Inc.	Morgan Stanley	(3,248)	(351,754)	(325,352)	27,114
Live Nation Entertainment, Inc.	Morgan Stanley	(49,847)	(3,450,036)	(2,266,045)	1,167,391
News Corp., Class A	Morgan Stanley	(58,766)	(782,590)	(527,425)	245,535
Twitter, Inc.	Morgan Stanley	(115,424)	(4,706,628)	(2,834,813)	1,849,162

The accompanying notes are an integral part of the financial statements.

31

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Media & Entertainment — (continued)
ViacomCBS, Inc., Class B	Morgan Stanley	(146,972)	$(3,561,350)	$(2,059,078)	$1,448,434

		(591,800)	(22,012,588)	(13,565,567)	8,299,275

Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	Morgan Stanley	(12,906)	(999,718)	(924,328)	65,001
Illumina, Inc.	Morgan Stanley	(2,591)	(763,851)	(707,654)	52,936
Incyte Corp.	Morgan Stanley	(71,253)	(5,677,306)	(5,217,857)	433,596
IQVIA Holdings, Inc.	Morgan Stanley	(19,233)	(3,063,745)	(2,074,471)	974,533
Mettler-Toledo International, Inc.	Morgan Stanley	(400)	(255,766)	(276,204)	(21,653)
Perrigo Co. PLC (Ireland)	Morgan Stanley	(100,827)	(5,961,946)	(4,848,770)	1,088,071
Vertex Pharmaceuticals, Inc.	Morgan Stanley	(13,946)	(2,470,199)	(3,318,451)	(860,133)
Waters Corp.	Morgan Stanley	(1,083)	(234,011)	(197,160)	36,964
Zoetis, Inc.	Morgan Stanley	(11,883)	(1,710,146)	(1,398,510)	303,416

		(234,122)	(21,136,688)	(18,963,405)	2,072,731

Real Estate
American Tower Corp., REIT	Morgan Stanley	(5,018)	(1,144,573)	(1,092,670)	24,476
Crown Castle International Corp., REIT	Morgan Stanley	(15,412)	(2,035,856)	(2,225,493)	(258,005)
Digital Realty Trust, Inc., REIT	Morgan Stanley	(3,705)	(473,717)	(514,662)	(43,208)
Equinix, Inc., REIT	Morgan Stanley	(3,505)	(1,863,164)	(2,189,118)	(361,442)
Essex Property Trust, Inc., REIT	Morgan Stanley	(4,463)	(1,439,876)	(982,931)	440,755
Host Hotels & Resorts, Inc., REIT	Morgan Stanley	(12,638)	(212,936)	(139,524)	67,230
Iron Mountain, Inc., REIT	Morgan Stanley	(73,882)	(2,420,847)	(1,758,392)	585,312
Kimco Realty Corp., REIT	Morgan Stanley	(27,436)	(304,203)	(265,306)	37,448
Regency Centers Corp., REIT	Morgan Stanley	(47,966)	(3,097,922)	(1,843,333)	1,199,734
SBA Communications Corp., REIT	Morgan Stanley	(9,186)	(2,238,338)	(2,479,944)	(278,780)
SL Green Realty Corp., REIT	Morgan Stanley	(12,249)	(1,073,511)	(527,932)	531,101
Ventas, Inc., REIT	Morgan Stanley	(12,634)	(915,686)	(338,591)	552,677
Vornado Realty Trust, REIT	Morgan Stanley	(20,468)	(1,365,290)	(741,146)	593,178

		(248,562)	(18,585,919)	(15,099,042)	3,090,476

Retailing
Advance Auto Parts, Inc.	Morgan Stanley	(2,016)	(276,967)	(188,133)	87,012
CarMax, Inc.	Morgan Stanley	(39,849)	(3,643,922)	(2,145,072)	1,481,316
Dollar Tree, Inc.	Morgan Stanley	(92,425)	(8,917,162)	(6,790,465)	2,083,765
Expedia Group, Inc.	Morgan Stanley	(21,983)	(3,049,262)	(1,236,983)	1,775,186
L Brands, Inc.	Morgan Stanley	(46,784)	(962,328)	(540,823)	391,346
LKQ Corp.	Morgan Stanley	(18,586)	(494,373)	(381,199)	128,281
Lowe’s Cos., Inc.	Morgan Stanley	(10,870)	(1,073,936)	(935,364)	136,493
Nordstrom, Inc.	Morgan Stanley	(85,507)	(3,123,491)	(1,311,677)	1,758,094
Ross Stores, Inc.	Morgan Stanley	(4,064)	(344,159)	(353,446)	(11,109)
Ulta Beauty, Inc.	Morgan Stanley	(4,901)	(1,465,793)	(861,106)	597,644

		(326,985)	(23,351,393)	(14,744,268)	8,428,028

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	(17,654)	(898,200)	(802,904)	90,986
Analog Devices, Inc.	Morgan Stanley	(9,317)	(1,141,407)	(835,269)	294,880
Broadcom, Inc.	Morgan Stanley	(6,464)	(2,079,926)	(1,532,614)	500,647

The accompanying notes are an integral part of the financial statements.

32

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Lam Research Corp.	Morgan Stanley	(7,718)	$(1,528,581)	$(1,852,320)	$(353,333)
Maxim Integrated Products, Inc.	Morgan Stanley	(22,263)	(1,415,474)	(1,082,204)	303,594
Microchip Technology, Inc.	Morgan Stanley	(20,088)	(1,916,224)	(1,361,966)	530,409
Micron Technology, Inc.	Morgan Stanley	(48,260)	(2,433,148)	(2,029,816)	390,368
QUALCOMM, Inc.	Morgan Stanley	(3,954)	(307,554)	(267,488)	38,601
Xilinx, Inc.	Morgan Stanley	(24,322)	(2,431,508)	(1,895,657)	514,763

		(160,040)	(14,152,022)	(11,660,238)	2,310,915

Software & Services
Akamai Technologies, Inc.	Morgan Stanley	(6,733)	(616,822)	(616,002)	(2,135)
ANSYS, Inc.	Morgan Stanley	(2,026)	(458,560)	(470,984)	(14,616)
Autodesk, Inc.	Morgan Stanley	(4,147)	(680,095)	(647,347)	29,489
Automatic Data Processing, Inc.	Morgan Stanley	(8,179)	(1,471,825)	(1,117,906)	339,405
Broadridge Financial Solutions, Inc.	Morgan Stanley	(27,439)	(3,322,041)	(2,602,040)	688,141
Cadence Design Systems, Inc.	Morgan Stanley	(20,847)	(1,534,440)	(1,376,736)	150,347
DXC Technology Co.	Morgan Stanley	(88,733)	(2,101,894)	(1,157,966)	905,710
Fidelity National Information Services, Inc.	Morgan Stanley	(465)	(57,035)	(56,563)	(237)
Fiserv, Inc.	Morgan Stanley	(14,199)	(1,595,457)	(1,348,763)	239,026
Fortinet, Inc.	Morgan Stanley	(28,800)	(2,811,891)	(2,913,696)	(140,786)
Gartner, Inc.	Morgan Stanley	(36,572)	(5,799,892)	(3,641,474)	2,130,500
Global Payments, Inc.	Morgan Stanley	(9,719)	(1,237,829)	(1,401,771)	(169,887)
Jack Henry & Associates, Inc.	Morgan Stanley	(10,319)	(1,643,970)	(1,601,922)	31,858
Paycom Software, Inc.	Morgan Stanley	(5,986)	(1,866,350)	(1,209,232)	648,146
PayPal Holdings, Inc.	Morgan Stanley	(6,736)	(771,385)	(644,905)	122,781
ServiceNow, Inc.	Morgan Stanley	(9,176)	(2,745,664)	(2,629,658)	102,798
Synopsys, Inc.	Morgan Stanley	(10,540)	(1,487,954)	(1,357,446)	119,993
VeriSign, Inc.	Morgan Stanley	(3,084)	(592,570)	(555,397)	43,476

		(293,700)	(30,795,674)	(25,349,808)	5,224,009

Technology Hardware & Equipment
Arista Networks, Inc.	Morgan Stanley	(12,650)	(2,574,336)	(2,562,258)	(455)
Corning, Inc.	Morgan Stanley	(68,081)	(2,321,562)	(1,398,384)	869,803
IPG Photonics Corp.	Morgan Stanley	(8,514)	(972,139)	(938,924)	28,549
Keysight Technologies, Inc.	Morgan Stanley	(40,345)	(3,864,803)	(3,376,070)	470,136
Seagate Technology PLC (Ireland)	Morgan Stanley	(57,427)	(2,501,133)	(2,802,438)	(349,749)
Western Digital Corp.	Morgan Stanley	(133,204)	(8,423,222)	(5,543,950)	2,799,669

		(320,221)	(20,657,195)	(16,622,024)	3,817,953

Telecommunication Services
CenturyLink, Inc.	Morgan Stanley	(51,664)	(594,190)	(488,741)	95,619

Transportation
American Airlines Group, Inc.	Morgan Stanley	(265,173)	(5,673,086)	(3,232,459)	2,413,320
FedEx Corp.	Morgan Stanley	(22,622)	(3,297,390)	(2,743,144)	508,957
Norfolk Southern Corp.	Morgan Stanley	(6,869)	(1,465,090)	(1,002,874)	451,597
Old Dominion Freight Line, Inc.	Morgan Stanley	(14,448)	(1,751,193)	(1,896,444)	(156,153)
Union Pacific Corp.	Morgan Stanley	(8,801)	(1,634,179)	(1,241,293)	376,494

The accompanying notes are an integral part of the financial statements.

33

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Concluded)

March 31, 2020

(Unaudited)

Total Return Swaps (concluded)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*
Transportation — (continued)
United Airlines Holdings, Inc.	Morgan Stanley	(7,917)	$(639,761)	$(249,781)	$386,915
United Parcel Service, Inc., Class B	Morgan Stanley	(5,508)	(511,610)	(514,557)	(5,395)

		(331,338)	(14,972,309)	(10,880,552)	3,975,735

Utilities
Alliant Energy Corp.	Morgan Stanley	(12,784)	(708,942)	(617,339)	81,049
Ameren Corp.	Morgan Stanley	(17,367)	(1,335,886)	(1,264,839)	39,374
American Electric Power Co., Inc.	Morgan Stanley	(17,246)	(1,551,567)	(1,379,335)	141,338
American Water Works Co., Inc.	Morgan Stanley	(2,490)	(279,342)	(297,704)	(27,045)
Atmos Energy Corp.	Morgan Stanley	(6,508)	(708,824)	(645,789)	51,700
CenterPoint Energy, Inc.	Morgan Stanley	(109,948)	(2,993,585)	(1,698,697)	1,210,821
CMS Energy Corp.	Morgan Stanley	(23,729)	(1,487,410)	(1,394,079)	81,599
Consolidated Edison, Inc.	Morgan Stanley	(3,007)	(254,307)	(234,546)	11,814
DTE Energy Co.	Morgan Stanley	(23,023)	(2,998,334)	(2,186,494)	733,133
Edison International	Morgan Stanley	(55,106)	(3,961,226)	(3,019,258)	848,335
Entergy Corp.	Morgan Stanley	(12,675)	(1,345,393)	(1,191,070)	115,339
Eversource Energy	Morgan Stanley	(11,718)	(905,947)	(916,465)	(32,320)
Exelon Corp.	Morgan Stanley	(52,016)	(2,509,541)	(1,914,709)	566,318
FirstEnergy Corp.	Morgan Stanley	(10,737)	(431,640)	(430,232)	(3,812)
NiSource, Inc.	Morgan Stanley	(80,477)	(2,391,306)	(2,009,511)	363,356
Pinnacle West Capital Corp.	Morgan Stanley	(15,623)	(1,517,322)	(1,184,067)	338,743
PPL Corp.	Morgan Stanley	(44,877)	(1,452,093)	(1,107,564)	342,209
WEC Energy Group, Inc.	Morgan Stanley	(16,116)	(1,346,792)	(1,420,303)	(99,803)
Xcel Energy, Inc.	Morgan Stanley	(28,373)	(1,735,069)	(1,710,892)	(21,017)

		(543,820)	(29,914,526)	(24,622,893)	4,741,131

Total Reference Entity — Short			(495,834,156)	(358,073,266)	132,601,394

Net Value of Reference Entity			$(68,781,480)	$25,168,340	$91,892,993

*	Includes $(2,056,827) related to open trades, dividends receivables/payables and swap receivables/payables activities.

The accompanying notes are an integral part of the financial statements.

34

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments

March 31, 2020

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 169.2%
COMMON STOCKS — 169.2%
Automobiles & Components — 1.9%
Adient PLC (Ireland)†*	547	$4,961
American Axle & Manufacturing Holdings, Inc.†*	517	1,866
Aptiv PLC (Jersey)†	22	1,083
BorgWarner, Inc.	18	439
Cooper Tire & Rubber Co.†	136	2,217
Dorman Products, Inc.*	1	55
Fiat Chrysler Automobiles NV (Netherlands)	115	827
Ford Motor Co.†	347	1,676
General Motors Co.†	123	2,556
Gentherm, Inc.†*	4	126
Goodyear Tire & Rubber Co. (The)†	56	326
Harley-Davidson, Inc.	13	246
Magna International, Inc. (Canada)†	228	7,278
Standard Motor Products, Inc.	38	1,580
Tenneco, Inc., Class A	94	338
Tesla Motors, Inc.*	22	11,528
Winnebago Industries, Inc.	42	1,168

		38,270

Banks — 3.9%
Bank of America Corp.†	773	16,411
Citigroup, Inc.†	185	7,792
Citizens Financial Group, Inc.†	37	696
Comerica, Inc.	13	381
Fifth Third Bancorp†	62	921
First Republic Bank	14	1,152
Huntington Bancshares, Inc.†	90	739
JPMorgan Chase & Co.†	270	24,308
Key Corp.†	86	892
M&T Bank Corp.†	12	1,241
People’s United Financial, Inc.	38	420
PNC Financial Services Group, Inc. (The)†	38	3,637
Regions Financial Corp.†	84	753
SVB Financial Group*	4	604
Truist Financial Corp.†	117	3,608
US Bancorp†	135	4,651
Wells Fargo & Co.†	362	10,389
Zions Bancorp NA	14	375

		78,970

Capital Goods — 16.1%
3M Co.†	51	6,962

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
A.O. Smith Corp.	15	$567
AAON, Inc.	23	1,111
AAR Corp.†	87	1,545
Advanced Drainage Systems, Inc.	86	2,532
AECOM*	37	1,104
Aegion Corp.*	15	269
Albany International Corp., Class A†	44	2,083
Allegion PLC (Ireland)	8	736
Altra Industrial Motion Corp.	110	1,924
AMETEK, Inc.†	21	1,512
Arconic, Inc.†	37	594
Arcosa, Inc.†	104	4,133
Argan, Inc.	33	1,141
Astec Industries, Inc.	38	1,329
Astronics Corp.*	22	202
Atkore International Group, Inc.†*	236	4,973
AZZ, Inc.	61	1,715
Ballard Power Systems, Inc. (Canada)*	53	403
Barnes Group, Inc.†	46	1,924
Beacon Roofing Supply, Inc.*	11	182
Bloom Energy Corp., Class A†*	448	2,343
Boeing Co. (The)†	50	7,457
Builders First Source, Inc.†*	215	2,629
CAE, Inc. (Canada)†	192	2,423
Caterpillar, Inc.†	49	5,686
Chart Industries, Inc.†*	191	5,535
Colfax Corp.†*	416	8,237
Columbus McKinnon Corp.	62	1,550
Crane Co.	27	1,328
Cummins, Inc.†	14	1,894
Deere & Co.†	28	3,868
Donaldson Co., Inc.†	79	3,052
Douglas Dynamics, Inc.	47	1,669
Dover Corp.†	13	1,091
Eaton Corp. PLC (Ireland)†	37	2,875
Emerson Electric Co.†	54	2,573
Energy Recovery, Inc.*	14	104
Enerpac Tool Group Corp.†	233	3,856
ESCO Technologies, Inc.†	54	4,099
Evoqua Water Technologies Corp.†*	467	5,235
Fastenal Co.†	50	1,563
Flowserve Corp.	12	287

The accompanying notes are an integral part of the financial statements.

35

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Fortive Corp.†	29	$1,601
Fortune Brands Home & Security, Inc.	12	519
Franklin Electric Co., Inc.	30	1,414
FuelCell Energy, Inc.*	1,829	2,762
Gates Industrial Corp. PLC (United Kingdom)*	87	642
Generac Holdings, Inc.†*	61	5,683
General Dynamics Corp.†	26	3,440
General Electric Co.†	764	6,066
Gibraltar Industries, Inc.†*	130	5,580
GMS, Inc.†*	173	2,721
Granite Construction, Inc.	74	1,123
HEICO Corp.†	16	1,194
Hexcel Corp.	109	4,054
Honeywell International, Inc.†	63	8,429
Hubbell, Inc.†	15	1,721
Huntington Ingalls Industries, Inc.	4	729
IDEX Corp.	6	829
IES Holdings, Inc.*	17	300
Illinois Tool Works, Inc.†	28	3,979
Ingersoll Rand, Inc.*	17	422
ITT, Inc.†	319	14,470
Jacobs Engineering Group, Inc.	12	951
JELD-WEN Holding, Inc.*	54	525
Johnson Controls International PLC (Ireland)†	67	1,806
Kaman Corp.†	87	3,347
L3Harris Technologies, Inc.†	20	3,602
Lennox International, Inc.	17	3,090
Lindsay Corp.	17	1,557
Lockheed Martin Corp.†	25	8,474
Manitowoc Co., Inc. (The)*	67	570
Masco Corp.†	25	864
Masonite International Corp. (Canada)*	18	854
Middleby Corp. (The)*	71	4,038
MRC Global, Inc.†*	333	1,419
Mueller Industries, Inc.†	127	3,040
Northrop Grumman Corp.†	15	4,538
NOW, Inc.†*	657	3,390
nVent Electric PLC (Ireland)	185	3,121
Owens Corning†	291	11,294
PACCAR, Inc.†	31	1,895

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Parker-Hannifin Corp.†	12	$1,557
Patrick Industries, Inc.	54	1,521
Pentair PLC (Ireland)	15	446
Powell Industries, Inc.	51	1,309
Primoris Services Corp.	8	127
Quanex Building Products Corp.†	173	1,744
Quanta Services, Inc.	12	381
Raven Industries, Inc.	68	1,444
Raytheon Co.†	25	3,279
RBC Bearings, Inc.*	7	790
Regal Beloit Corp.†	31	1,951
Resideo Technologies, Inc.*	37	179
REV Group, Inc.	73	304
Rexnord Corp.	26	589
Rockwell Automation, Inc.†	11	1,660
Roper Technologies, Inc.†	9	2,806
Sensata Technologies Holding PLC (United Kingdom)†*	167	4,831
Simpson Manufacturing Co., Inc.†	83	5,144
SiteOne Landscape Supply, Inc.†*	136	10,012
Snap-on, Inc.	5	544
Spartan Motors, Inc.	55	710
Spirit AeroSystems Holdings, Inc., Class A†	125	2,991
SPX Corp.†*	31	1,012
SPX FLOW, Inc.†*	123	3,496
Standex International Corp.	23	1,127
Stanley Black & Decker, Inc.†	14	1,400
Systemax, Inc.	9	160
Terex Corp.†	107	1,537
Textron, Inc.†	20	533
Thermon Group Holdings, Inc.*	61	919
TPI Composites, Inc.*	175	2,586
Trane Technologies PLC (Ireland)†	21	1,734
TransDigm Group, Inc.†	5	1,601
TriMas Corp.*	26	601
Trinity Industries, Inc.	15	241
Triumph Group, Inc.	34	230
Tutor Perini Corp.*	32	215
United Rentals, Inc.*	7	720
United Technologies Corp.†*	75	7,075
Univar Solutions, Inc.†*	442	4,738
Universal Forest Products, Inc.†	222	8,256
Wabash National Corp.†	216	1,560

The accompanying notes are an integral part of the financial statements.

36

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Welbilt, Inc.*	75	$385
Westinghouse Air Brake Technologies Corp.	17	818
WillScot Corp.*	37	375
Woodward, Inc.	68	4,042
WW Grainger, Inc.	5	1,242
Xylem, Inc.†	16	1,042

		324,312

Commercial & Professional Services — 3.9%
ABM Industries, Inc.	26	633
ACCO Brands Corp.	122	616
ASGN, Inc.*	16	565
Barrett Business Services, Inc.	4	159
Brady Corp., Class A†	35	1,580
Cimpress PLC (Ireland)†*	132	7,022
Cintas Corp.†	10	1,732
Copart, Inc.†*	21	1,439
Covanta Holding Corp.	212	1,813
Deluxe Corp.†	30	778
Ennis, Inc.	24	451
Equifax, Inc.†	11	1,314
Heidrick & Struggles International, Inc.	33	742
Heritage-Crystal Clean, Inc.*	20	325
Herman Miller, Inc.†	234	5,195
HNI Corp.†.	98	2,469
Huron Consulting Group, Inc.†*	66	2,994
IAA, Inc.*	68	2,037
ICF International, Inc.	15	1,030
IHS Markit Ltd. (Bermuda)†	34	2,040
Interface, Inc.†	182	1,376
KAR Auction Services, Inc.	11	132
Kelly Services, Inc., Class A	49	622
Kforce, Inc.	30	767
Kimball International, Inc., Class B	9	107
Knoll, Inc.	5	52
ManpowerGroup, Inc.†	148	7,843
Mobile Mini, Inc.	21	551
MSA Safety, Inc.	1	101
Nielsen Holdings PLC (United Kingdom)	31	389
Republic Services, Inc.†	27	2,027
Resources Connection, Inc.	19	208
Robert Half International, Inc.	11	415

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Rollins, Inc.	29	$1,048
SP Plus Corp.*	5	104
Stantec, Inc. (Canada)	45	1,150
Steelcase, Inc., Class A†	494	4,876
TransUnion	90	5,956
TriNet Group, Inc.*	86	3,239
UniFirst Corp.†	44	6,648
Verisk Analytics, Inc.†	15	2,091
Waste Management, Inc.†	37	3,425

		78,061

Consumer Durables & Apparel — 6.1%
BRP, Inc., sub-voting shares (Canada)	12	197
Brunswick Corp.†	287	10,151
Canada Goose Holdings, Inc. (Canada)†*	15	298
Capri Holdings Ltd. (British Virgin Islands)*	13	140
Carter’s, Inc.	9	592
Cavco Industries, Inc.*	9	1,304
Century Communities, Inc.*	9	131
Columbia Sportswear Co.†	14	977
Crocs, Inc.†*	83	1,410
Deckers Outdoor Corp.†*	107	14,338
DR Horton, Inc.†	32	1,088
Garmin Ltd. (Switzerland)†	16	1,199
Gildan Activewear, Inc. (Canada)	177	2,259
Hanesbrands, Inc.	31	244
Hasbro, Inc.†	12	859
iRobot Corp.†*	331	13,538
La-Z-Boy, Inc.	123	2,528
Leggett & Platt, Inc.	12	320
Lennar Corp., Class A†	28	1,070
Levi Strauss & Co., Class A	55	684
Lululemon Athletica, Inc.*	20	3,791
Malibu Boats, Inc., Class A*	48	1,382
Meritage Homes Corp.*	29	1,059
Mohawk Industries, Inc.*	6	457
Newell Brands, Inc.	37	491
NIKE, Inc., Class B†	136	11,253
Oxford Industries, Inc.	24	870
Polaris, Inc.†	155	7,463
PulteGroup, Inc.	24	536

The accompanying notes are an integral part of the financial statements.

37

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
PVH Corp.	7	$263
Ralph Lauren Corp.	7	468
Skyline Champion Corp.†*	174	2,728
Sonos, Inc.*	178	1,509
Steven Madden Ltd.†	406	9,431
Tapestry, Inc.	24	311
Tempur Sealy International, Inc.†*	241	10,534
TopBuild Corp.†*	89	6,376
Under Armour, Inc., Class C*	39	314
Universal Electronics, Inc.†*	64	2,456
VF Corp.†	35	1,893
Vista Outdoor, Inc.†*	253	2,226
Whirlpool Corp.	5	429
Wolverine World Wide, Inc.†	261	3,967

		123,534

Consumer Services — 4.8%
Bloomin’ Brands, Inc.†	595	4,248
Boyd Gaming Corp.†	195	2,812
Bright Horizons Family Solutions, Inc.*	7	714
Carnival Corp. (Panama)†	59	777
Chipotle Mexican Grill, Inc.*	2	1,309
Choice Hotels International, Inc.†	52	3,185
Cracker Barrel Old Country Store, Inc.†	58	4,827
Darden Restaurants, Inc.†	11	599
Denny’s Corp.*	94	722
Dine Brands Global, Inc.	55	1,577
El Pollo Loco Holdings, Inc.*	84	710
Eldorado Resorts, Inc.*	123	1,771
Graham Holdings Co., Class B	6	2,047
H&R Block, Inc.	17	239
Hilton Worldwide Holdings, Inc.†	25	1,706
Hyatt Hotels Corp., Class A†	221	10,586
International Game Technology PLC (United Kingdom)	47	280
Jack in the Box, Inc.	85	2,979
Las Vegas Sands Corp.†	66	2,803
Laureate Education, Inc., Class A*	125	1,314
Marriott International, Inc., Class A†	28	2,095
McDonald’s Corp.†	66	10,913
MGM Resorts International†	43	507

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	18	$197
Perdoceo Education Corp.†*	293	3,161
Red Rock Resorts, Inc., Class A	181	1,548
Restaurant Brands International, Inc. (Canada)†	137	5,484
Royal Caribbean Cruises Ltd. (Liberia)†	18	579
SeaWorld Entertainment, Inc.*	112	1,234
Starbucks Corp.†	102	6,705
Strategic Education, Inc.†	63	8,805
Texas Roadhouse, Inc.†	57	2,354
Vail Resorts, Inc.	5	739
Wyndham Hotels & Resorts, Inc.†	145	4,569
Wynn Resorts Ltd.	9	542
Yum! Brands, Inc.†	26	1,782

		96,419

Diversified Financials — 5.1%
American Express Co.†	71	6,078
Ameriprise Financial, Inc.†	11	1,127
Bank of New York Mellon Corp. (The)†	79	2,661
Berkshire Hathaway, Inc., Class B†*	214	39,126
BlackRock, Inc.†	13	5,720
Capital One Financial Corp.†	39	1,966
Cboe Global Markets, Inc.	10	893
Charles Schwab Corp. (The)†	112	3,765
CME Group, Inc.†	31	5,360
Discover Financial Services†	27	963
E*TRADE Financial Corp.	19	652
Franklin Resources, Inc.†	44	734
Goldman Sachs Group, Inc. (The)†	31	4,792
Intercontinental Exchange, Inc.†	48	3,876
Invesco Ltd. (Bermuda)	39	354
MarketAxess Holdings, Inc.	3	998
Moody’s Corp.†	16	3,384
Morgan Stanley†	139	4,726
MSCI, Inc.†	8	2,312
Nasdaq, Inc.†	14	1,329
Northern Trust Corp.†	19	1,434
Raymond James Financial, Inc.†	13	822
S&P Global, Inc.†	22	5,391
State Street Corp.†	32	1,705
Synchrony Financial†	53	853

The accompanying notes are an integral part of the financial statements.

38

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
T Rowe Price Group, Inc.†	20	$1,953

		102,974

Energy — 5.3%
Apache Corp.	33	138
Apergy Corp.*	82	472
Cabot Oil & Gas Corp.	34	584
Cactus, Inc., Class A†	200	2,320
Canadian Natural Resources Ltd. (Canada)†	478	6,477
Cenovus Energy, Inc. (Canada)†	1,382	2,792
Chevron Corp.†	165	11,956
Cimarex Energy Co.	70	1,178
Concho Resources, Inc.	17	728
ConocoPhillips†	95	2,926
Core Laboratories NV (Netherlands)†	411	4,250
Crescent Point Energy Corp. (Canada)†	394	303
CVR Energy, Inc.†	404	6,678
Devon Energy Corp.	33	228
Diamondback Energy, Inc.	14	367
DMC Global, Inc.†	141	3,244
Dorian LPG Ltd. (Marshall Islands)†*	371	3,231
Enbridge, Inc. (Canada)†	94	2,734
EOG Resources, Inc.†	50	1,796
Exxon Mobil Corp.†	371	14,087
Frank’s International NV (Netherlands)*	371	961
Halliburton Co.†	77	527
Helmerich & Payne, Inc.	10	156
Hess Corp.†	27	899
HollyFrontier Corp.	15	368
Imperial Oil Ltd. (Canada)	76	857
Kinder Morgan, Inc.†	199	2,770
Kosmos Energy Ltd.†	732	656
Magnolia Oil & Gas Corp., Class A*	292	1,168
Marathon Oil Corp.	70	230
Marathon Petroleum Corp.†	56	1,323
National Oilwell Varco, Inc.	33	324
Noble Energy, Inc.	43	260
Nordic American Tankers Ltd. (Bermuda)†	632	2,863
Occidental Petroleum Corp.†	79	915
Oceaneering International, Inc.†*	512	1,505
ONEOK, Inc.†	37	807

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Parsley Energy, Inc., Class A	23	$132
Patterson-UTI Energy, Inc.†	996	2,341
Phillips 66†	38	2,039
Pioneer Natural Resources Co.†	14	982
Renewable Energy Group, Inc.*	147	3,018
Schlumberger Ltd. (Curacao)†	122	1,646
Select Energy Services, Inc., Class A*	178	575
Solaris Oilfield Infrastructure, Inc., Class A	103	541
Suncor Energy, Inc. (Canada)†	588	9,290
TechnipFMC PLC (United Kingdom)	40	270
Tidewater, Inc.*	5	35
Valero Energy Corp.†	35	1,588
Vermilion Energy, Inc. (Canada)	157	488
Williams Cos., Inc. (The)†	105	1,486

		107,509

Food & Staples Retailing — 2.9%
Casey’s General Stores, Inc.	2	265
Costco Wholesale Corp.†	38	10,835
Kroger Co. (The)†	69	2,078
Performance Food Group Co.†*	43	1,063
Rite Aid Corp.†*	500	7,500
Sysco Corp.†	45	2,053
United Natural Foods, Inc.*	58	532
US Foods Holding Corp.*	23	407
Walgreens Boots Alliance, Inc.†	77	3,523
Walmart, Inc.†	247	28,064
Weis Markets, Inc.†	31	1,291

		57,611

Food, Beverage & Tobacco — 5.9%
Altria Group, Inc.†	163	6,303
Archer-Daniels-Midland Co.†	49	1,724
Brown-Forman Corp., Class B†	42	2,331
Bunge Ltd. (Bermuda)†	230	9,437
Calavo Growers, Inc.†	7	404
Campbell Soup Co.†	27	1,246
Celsius Holdings, Inc.*	22	93
Coca-Cola Co. (The)†	375	16,594
Conagra Brands, Inc.	43	1,262
Constellation Brands, Inc., Class A†	17	2,437
Fresh Del Monte Produce, Inc. (Cayman Islands)†	70	1,933

The accompanying notes are an integral part of the financial statements.

39

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
General Mills, Inc.†	53	$2,797
Hain Celestial Group, Inc. (The)†*	354	9,193
Hershey Co. (The)†	19	2,518
Hormel Foods Corp.†	47	2,192
Hostess Brands, Inc.†*	29	309
JM Smucker Co. (The)†	10	1,110
John B. Sanfilippo & Son, Inc.†	49	4,381
Kellogg Co.†	30	1,800
Kraft Heinz Co. (The)†	107	2,647
Lamb Weston Holdings, Inc.	13	742
McCormick & Co., Inc., non-voting shares†	12	1,695
Molson Coors Beverage Co., Class B	19	741
Mondelez International, Inc., Class A†	125	6,260
Monster Beverage Corp.†*	46	2,588
National Beverage Corp.†*	174	7,421
PepsiCo, Inc.†	122	14,652
Philip Morris International, Inc.†	136	9,923
Primo Water Corp. (Canada)	85	770
Turning Point Brands, Inc.	42	887
Tyson Foods, Inc., Class A†	32	1,852

		118,242

Health Care Equipment & Services — 10.7%
Abbott Laboratories†	155	12,231
ABIOMED, Inc.†*	3	435
Addus HomeCare Corp.*	3	203
Alcon, Inc. (Switzerland)*	73	3,710
Align Technology, Inc.†*	7	1,218
AmerisourceBergen Corp.†	18	1,593
AMN Healthcare Services, Inc.*	22	1,272
Antares Pharma, Inc.*	173	408
Anthem, Inc.†	22	4,995
Apollo Medical Holdings, Inc.*	11	142
Baxter International, Inc.†	45	3,654
Becton Dickinson and Co.†	24	5,514
Boston Scientific Corp.†*	121	3,948
Brookdale Senior Living, Inc.*	124	387
Cardinal Health, Inc.†	26	1,246
Centene Corp.†*	36	2,139
Cerner Corp.†	27	1,701
Cigna Corp.†	33	5,847
CONMED Corp.†	131	7,502

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Cooper Cos., Inc. (The)	5	$1,378
Covetrus, Inc.*	3	24
CVS Health Corp.†	114	6,764
Danaher Corp.†	61	8,443
DaVita, Inc.*	11	837
DENTSPLY SIRONA, Inc.†	19	738
DexCom, Inc.†*	60	16,156
Edwards Lifesciences Corp.†*	18	3,395
Envista Holdings Corp.*	185	2,764
Haemonetics Corp.†*	5	498
Hanger, Inc.*	62	966
HCA Healthcare, Inc.†	29	2,606
Health Catalyst, Inc.*	6	157
Henry Schein, Inc.*	12	606
Hologic, Inc.†*	23	807
Humana, Inc.†	12	3,768
IDEXX Laboratories, Inc.†*	8	1,938
Integer Holdings Corp.*	30	1,886
Integra LifeSciences Holdings Corp.†*	75	3,350
Intuitive Surgical, Inc.†*	10	4,952
iRhythm Technologies, Inc.*	1	81
Laboratory Corp. of America Holdings*	8	1,011
Lantheus Holdings, Inc.†*	280	3,573
LivaNova PLC (United Kingdom)*	37	1,674
McKesson Corp.†	15	2,029
MEDNAX, Inc.†*	324	3,771
Medtronic PLC (Ireland)†	118	10,641
National Research Corp.	6	273
Natus Medical, Inc.†*	95	2,197
Nevro Corp.†*	20	2,000
NextGen Healthcare, Inc.*	67	699
Novocure Ltd. (Jersey)†*	31	2,088
Omnicell, Inc.*	2	131
Owens & Minor, Inc.	108	988
Patterson Cos., Inc.†	184	2,813
Quest Diagnostics, Inc.†	12	964
RadNet, Inc.*	12	126
ResMed, Inc.†	13	1,915
Select Medical Holdings Corp.†*	230	3,450
STAAR Surgical Co.†*	117	3,774
STERIS PLC (Ireland)†	8	1,120
Stryker Corp.†	33	5,494

The accompanying notes are an integral part of the financial statements.

40

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Teladoc Health, Inc.†*	109	$16,896
Teleflex, Inc.	5	1,464
Tenet Healthcare Corp.†*	17	245
UnitedHealth Group, Inc.†	82	20,449
Universal Health Services, Inc., Class B	7	694
Vapotherm, Inc.*	4	75
Varian Medical Systems, Inc.*	7	719
Wright Medical Group NV (Netherlands)*	57	1,633
Zimmer Biomet Holdings, Inc.†	18	1,819

		214,984

Household & Personal Products — 2.3%
Church & Dwight Co., Inc.†	22	1,412
Clorox Co. (The)†	11	1,906
Colgate-Palmolive Co.†	75	4,977
Coty, Inc., Class A	66	341
elf Beauty, Inc.†*	375	3,690
Estee Lauder Cos., Inc. (The), Class A†	31	4,940
Inter Parfums, Inc.	14	649
Kimberly-Clark Corp.†	30	3,836
Procter & Gamble Co. (The)†	216	23,760

		45,511

Insurance — 1.9%
Aflac, Inc.†	64	2,191
Allstate Corp. (The)†	27	2,477
American International Group, Inc.†	77	1,867
Aon PLC (United Kingdom)†	21	3,466
Arthur J Gallagher & Co.†	17	1,386
Assurant, Inc.	6	625
Chubb Ltd. (Switzerland)†	39	4,356
Cincinnati Financial Corp.†	14	1,056
Everest Re Group Ltd. (Bermuda)	3	577
Globe Life, Inc.	10	720
Hartford Financial Services Group, Inc. (The)†	31	1,092
Lincoln National Corp.†	18	474
Loews Corp.†	26	906
Marsh & McLennan Cos., Inc.†	44	3,804
MetLife, Inc.†	80	2,446
Principal Financial Group, Inc.†	24	752
Progressive Corp. (The)†	51	3,766

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Prudential Financial, Inc.†	34	$1,773
Travelers Cos., Inc. (The)†	22	2,186
Unum Group	17	255
Willis Towers Watson PLC (Ireland)†	11	1,868
WR Berkley Corp.	16	835

		38,878

Materials — 10.2%
Air Products & Chemicals, Inc.†	20	3,992
Alamos Gold, Inc., Class A (Canada)†	490	2,450
Albemarle Corp.	9	507
Alcoa Corp.*	31	191
Allegheny Technologies, Inc.†*	851	7,234
Amcor PLC (Jersey)	140	1,137
Ashland Global Holdings, Inc.†	250	12,518
Avery Dennison Corp.	8	815
Axalta Coating Systems Ltd. (Bermuda)†*	592	10,224
Ball Corp.†	29	1,875
Boise Cascade Co.†	178	4,233
Cabot Corp.†	216	5,642
Celanese Corp.†	11	807
Century Aluminum Co.*	376	1,361
CF Industries Holdings, Inc.	19	517
Chemours Co. (The)†	798	7,078
Clearwater Paper Corp.*	1	22
Coeur Mining, Inc.†*	1,175	3,772
Commercial Metals Co.†	802	12,664
Compass Minerals International, Inc.	2	77
Corteva, Inc.	65	1,528
Dow, Inc.†	64	1,871
DuPont de Nemours, Inc.†	65	2,217
Eagle Materials, Inc.	36	2,103
Eastman Chemical Co.	12	559
Ecolab, Inc.†	26	4,052
Element Solutions, Inc.†*	39	326
Equinox Gold Corp. (Canada)*	31	206
First Majestic Silver Corp. (Canada)†*	885	5,478
FMC Corp.†	12	980
Forterra, Inc.*	224	1,340
Franco-Nevada Corp. (Canada)†	51	5,076
Freeport-McMoRan, Inc.†	126	850
FutureFuel Corp.	43	485
Hecla Mining Co.	4,328	7,877

The accompanying notes are an integral part of the financial statements.

41

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Ingevity Corp.†*	5	$176
Innospec, Inc.†	57	3,961
International Flavors & Fragrances, Inc.	10	1,021
International Paper Co.†	35	1,090
Kaiser Aluminum Corp.†	83	5,750
Kinross Gold Corp. (Canada)†*	417	1,660
Kronos Worldwide, Inc.	205	1,730
Linde PLC (Ireland)†	46	7,958
LyondellBasell Industries NV, Class A (Netherlands)†	29	1,439
Martin Marietta Materials, Inc.	6	1,135
Materion Corp.	4	140
Minerals Technologies, Inc.	14	508
Mosaic Co. (The)	33	357
Myers Industries, Inc.	1	11
Neenah, Inc.†	40	1,725
NewMarket Corp.†	14	5,360
Newmont Corp.†	71	3,215
Novagold Resources, Inc. (Canada)*	101	745
Nucor Corp.†	27	973
Packaging Corp. of America	8	695
Pan American Silver Corp. (Canada)†	538	7,710
PolyOne Corp.†	404	7,664
PPG Industries, Inc.†	21	1,756
Schweitzer-Mauduit International, Inc.†	135	3,756
Sealed Air Corp.	14	346
Sherwin-Williams Co. (The)†	9	4,136
Sonoco Products Co.†	21	973
Southern Copper Corp.†	177	4,984
SSR Mining, Inc. (Canada)*	206	2,344
Summit Materials, Inc., Class A†*	559	8,385
Tredegar Corp.	35	547
Valvoline, Inc.	22	288
Vulcan Materials Co.†	11	1,189
Westrock Co.	22	622
Worthington Industries, Inc.†	106	2,782
Yamana Gold, Inc. (Canada)†	2,766	7,606

		206,801

Media & Entertainment — 10.2%
Activision Blizzard, Inc.†	67	3,985
Alphabet, Inc., Class A†*	59	68,555
Boston Omaha Corp., Class A*	1	18

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Charter Communications, Inc., Class A†*	18	$7,854
Cinemark Holdings, Inc.	15	153
Comcast Corp., Class A†	399	13,718
Discovery, Inc., Class A†*	61	1,186
DISH Network Corp., Class A*	45	900
Electronic Arts, Inc.†*	25	2,504
EverQuote, Inc., Class A†*	89	2,336
Facebook, Inc., Class A†*	249	41,533
Fox Corp., Class A	53	1,252
Glu Mobile, Inc.†*	378	2,378
Interpublic Group of Cos., Inc. (The)	34	550
Live Nation Entertainment, Inc.*	18	818
Loral Space & Communications, Inc.*	11	179
Netflix, Inc.†*	38	14,269
News Corp., Class A	51	458
Omnicom Group, Inc.†	20	1,098
QuinStreet, Inc.*	6	48
Scholastic Corp.	16	408
Take-Two Interactive Software, Inc.*	10	1,186
TechTarget, Inc.†*	105	2,164
TripAdvisor, Inc.†	377	6,556
Twitter, Inc.†*	68	1,670
ViacomCBS, Inc., Class B	55	771
Walt Disney Co. (The)†	157	15,166
WideOpenWest, Inc.*	50	238
Yelp, Inc.†*	362	6,527
Zynga, Inc., Class A†*	1,140	7,809

		206,287

Pharmaceuticals, Biotechnology & Life Sciences — 12.5%
AbbVie, Inc.†	129	9,829
ACADIA Pharmaceuticals, Inc.*	59	2,493
Acceleron Pharma, Inc.†*	34	3,056
Agilent Technologies, Inc.†	27	1,934
Akcea Therapeutics, Inc.*	78	1,115
Alexion Pharmaceuticals, Inc.†*	19	1,706
Alkermes PLC (Ireland)†*	124	1,788
Allergan PLC (Ireland)†	28	4,959
Alnylam Pharmaceuticals, Inc.†*	44	4,789
Amgen, Inc.†	52	10,542
Anika Therapeutics, Inc.†*	122	3,527
Arcus Biosciences, Inc.*	10	139
Arcutis Biotherapeutics, Inc.*	1	30

The accompanying notes are an integral part of the financial statements.

42

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Ardelyx, Inc.*	4	$23
Arrowhead Pharmaceuticals, Inc.†*	84	2,417
BioCryst Pharmaceuticals, Inc.*	205	410
Biogen, Inc.†*	15	4,746
BioMarin Pharmaceutical, Inc.†*	72	6,084
Bio-Rad Laboratories, Inc., Class A†*	31	10,867
Bristol-Myers Squibb Co.†	198	11,037
Catalyst Pharmaceuticals, Inc.*	306	1,178
Charles River Laboratories International, Inc.†*	55	6,942
ChemoCentryx, Inc.†*	15	603
Coherus Biosciences, Inc.†*	270	4,379
Constellation Pharmaceuticals, Inc.*	2	63
Corcept Therapeutics, Inc.*	57	678
Dicerna Pharmaceuticals, Inc.*	25	459
Eli Lilly & Co.†	84	11,652
Emergent BioSolutions, Inc.*	20	1,157
Forty Seven, Inc.†*	25	2,386
Gilead Sciences, Inc.†	110	8,224
Horizon Therapeutics PLC (Ireland)*	15	444
Illumina, Inc.†*	13	3,551
ImmunoGen, Inc.†*	1,144	3,901
Incyte Corp.†*	19	1,391
Inovio Pharmaceuticals, Inc.*	284	2,113
Ionis Pharmaceuticals, Inc.†*	186	8,794
IQVIA Holdings, Inc.†*	16	1,726
Johnson & Johnson†	231	30,291
Kadmon Holdings, Inc.*	53	222
Merck & Co., Inc.†	222	17,081
Mettler-Toledo International, Inc.*	2	1,381
Moderna, Inc.†*	95	2,845
Mylan NV (Netherlands)*	46	686
Natera, Inc.*	31	926
Omeros Corp.*	8	107
Pacira BioSciences, Inc.†*	110	3,688
PerkinElmer, Inc.	10	753
Perrigo Co. PLC (Ireland)	12	577
Pfizer, Inc.†	487	15,896
Ra Pharmaceuticals, Inc.	17	816
Radius Health, Inc.*	59	767
Regeneron Pharmaceuticals, Inc.†*	11	5,371
Seattle Genetics, Inc.*	26	3,000
Syneos Health, Inc.*	36	1,419

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
TG Therapeutics, Inc.*	13	$128
Thermo Fisher Scientific, Inc.†	36	10,210
Translate Bio, Inc.*	3	30
Vanda Pharmaceuticals, Inc.†*	372	3,854
Vertex Pharmaceuticals, Inc.†*	22	5,235
Waters Corp.*	6	1,092
Zoetis, Inc.†	41	4,825

		252,332

Real Estate — 2.8%
Alexandria Real Estate Equities, Inc., REIT	10	1,371
American Tower Corp., REIT†	38	8,274
Apartment Investment & Management Co., Class A, REIT	13	457
AvalonBay Communities, Inc., REIT†	12	1,766
Boston Properties, Inc., REIT†	13	1,199
CBRE Group, Inc., Class A†*	29	1,094
Crown Castle International Corp., REIT†	36	5,198
Digital Realty Trust, Inc., REIT†	18	2,500
Duke Realty Corp., REIT†	32	1,036
Equinix, Inc., REIT†	8	4,997
Equity Residential, REIT†	32	1,975
Essex Property Trust, Inc., REIT	6	1,321
Extra Space Storage, Inc., REIT†	11	1,053
Federal Realty Investment Trust, REIT	7	522
Healthpeak Properties, Inc., REIT†	44	1,049
Host Hotels & Resorts, Inc., REIT†	63	696
Iron Mountain, Inc., REIT	25	595
Kimco Realty Corp., REIT	37	358
Mid-America Apartment Communities, Inc., REIT	10	1,030
Prologis, Inc., REIT†	55	4,420
Public Storage, REIT†	16	3,178
Realty Income Corp., REIT†	29	1,446
Regency Centers Corp., REIT	14	538
SBA Communications Corp., REIT†	10	2,700
Simon Property Group, Inc., REIT†	26	1,426
SL Green Realty Corp., REIT	7	302
UDR, Inc., REIT†	26	950
Ventas, Inc., REIT†	32	858
Vornado Realty Trust, REIT†	16	579

The accompanying notes are an integral part of the financial statements.

43

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Welltower, Inc., REIT†	36	$1,648
Weyerhaeuser Co., REIT†	66	1,119

		55,655

Retailing — 12.6%
1-800-Flowers.com, Inc., Class A*	123	1,627
Abercrombie & Fitch Co., Class A†	584	5,309
Advance Auto Parts, Inc.	6	560
Amazon.com, Inc.†*	43	83,838
American Eagle Outfitters, Inc.†	800	6,360
AutoNation, Inc.†*	185	5,191
AutoZone, Inc.†*	2	1,692
Bed Bath & Beyond, Inc.	13	55
Best Buy Co., Inc.†	23	1,311
Big Lots, Inc.†	166	2,361
Booking Holdings, Inc.†*	4	5,381
Boot Barn Holdings, Inc.*	81	1,047
Buckle, Inc. (The)†	332	4,552
Burlington Stores, Inc.†*	44	6,972
Camping World Holdings, Inc., Class A†	343	1,952
CarMax, Inc.†*	14	754
Children’s Place, Inc. (The)	65	1,271
Designer Brands, Inc., Class A	126	627
Dick’s Sporting Goods, Inc.†	368	7,824
Dillard’s, Inc., Class A†	84	3,104
Dollar General Corp.†	23	3,473
Dollar Tree, Inc.†*	20	1,469
eBay, Inc.†	69	2,074
Etsy, Inc.*	95	3,652
Expedia Group, Inc.†	13	732
Foot Locker, Inc.†	674	14,862
Gap, Inc. (The)	33	232
Genuine Parts Co.†	13	875
Groupon, Inc.*	255	250
Guess?, Inc.†	601	4,069
Home Depot, Inc. (The)†	95	17,737
Hudson Ltd., Class A (Bermuda)*	75	376
Kohl’s Corp.	13	190
L Brands, Inc.	25	289
LKQ Corp.*	26	533
Lowe’s Cos., Inc.†	67	5,765
Macy’s, Inc.	28	137
National Vision Holdings, Inc.†*	203	3,942
Nordstrom, Inc.	14	215

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Office Depot, Inc.†	1,583	$2,596
Ollie’s Bargain Outlet Holdings, Inc.*	18	834
O’Reilly Automotive, Inc.†*	7	2,107
RH†*	152	15,271
Ross Stores, Inc.†	32	2,783
Shoe Carnival, Inc.	9	187
Signet Jewelers Ltd. (Bermuda)	162	1,045
Sleep Number Corp.*	92	1,763
Sonic Automotive, Inc., Class A†	121	1,607
Target Corp.†	45	4,184
Tiffany & Co.†	10	1,295
TJX Cos., Inc. (The)†	104	4,972
Tractor Supply Co.	10	846
Ulta Beauty, Inc.*	5	878
Urban Outfitters, Inc.*	57	812
Williams-Sonoma, Inc.†	157	6,676
Zumiez, Inc.†*	217	3,758

		254,274

Semiconductors & Semiconductor Equipment — 8.8%
Advanced Micro Devices, Inc.†*	106	4,821
Amkor Technology, Inc.†*	541	4,214
Analog Devices, Inc.†	33	2,958
Applied Materials, Inc.†	81	3,711
Broadcom, Inc.†	34	8,061
Brooks Automation, Inc.†	270	8,235
Cabot Microelectronics Corp.†	25	2,854
CEVA, Inc.*	18	449
Cirrus Logic, Inc.†*	186	12,207
Enphase Energy, Inc.†*	499	16,113
Entegris, Inc.†	30	1,343
First Solar, Inc.†*	80	2,885
FormFactor, Inc.†*	150	3,014
Ichor Holdings Ltd. (Cayman Islands)*	37	709
Inphi Corp.*	20	1,583
Intel Corp.†	376	20,349
KLA Corp.†	14	2,012
Lam Research Corp.†	13	3,120
Lattice Semiconductor Corp.†*	411	7,324
MACOM Technology Solutions Holdings, Inc.*	66	1,249
Maxim Integrated Products, Inc.†	23	1,118
Microchip Technology, Inc.†	23	1,559
Micron Technology, Inc.†*	98	4,122

The accompanying notes are an integral part of the financial statements.

44

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
NeoPhotonics Corp.*	9	$65
NVIDIA Corp.†	53	13,971
PDF Solutions, Inc.*	63	738
Photronics, Inc.*	272	2,791
Qorvo, Inc.†*	10	806
QUALCOMM, Inc.†	99	6,697
Skyworks Solutions, Inc.†	15	1,341
Synaptics, Inc.†*	303	17,535
Texas Instruments, Inc.†	84	8,394
Ultra Clean Holdings, Inc.†*	283	3,905
Universal Display Corp.†	40	5,271
Veeco Instruments, Inc.*	17	163
Xilinx, Inc.†	21	1,637

		177,324

Software & Services — 21.7%
Accenture PLC, Class A (Ireland)†	63	10,285
Adobe, Inc.†*	41	13,048
Agilysys, Inc.*	37	618
Akamai Technologies, Inc.†*	14	1,281
Alliance Data Systems Corp.	4	135
Alteryx, Inc., Class A†*	145	13,800
Amdocs, Ltd. (Guernsey)	54	2,968
American Software, Inc., Class A	17	242
ANSYS, Inc.†*	8	1,860
Atlassian Corp. PLC, Class A (United Kingdom)*	41	5,628
Autodesk, Inc.†*	20	3,122
Automatic Data Processing, Inc.†	38	5,194
Avalara, Inc.*	4	298
Black Knight, Inc.*	35	2,032
Blackbaud, Inc.	7	389
Blackline, Inc.*	20	1,052
Broadridge Financial Solutions, Inc.	10	948
Cadence Design Systems, Inc.†*	24	1,585
Cardtronics PLC, Class A (United Kingdom)*	26	544
CGI, Inc. (Canada)*	22	1,197
Citrix Systems, Inc.†	11	1,557
Cloudera, Inc.*	147	1,157
Cognizant Technology Solutions Corp., Class A†	47	2,184
CoreLogic, Inc.	37	1,130
Coupa Software, Inc.†*	56	7,825

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Descartes Systems Group, Inc. (The) (Canada)*	11	$378
Digital Turbine, Inc.†*	279	1,202
DocuSign, Inc.†*	41	3,788
Dropbox, Inc., Class A†*	351	6,353
DXC Technology Co.	23	300
Elastic NV (Netherlands)*	26	1,451
Euronet Worldwide, Inc.†*	43	3,686
Everbridge, Inc.*	19	2,021
Fidelity National Information Services, Inc.†	53	6,447
Fiserv, Inc.†*	59	5,604
FleetCor Technologies, Inc.†*	8	1,492
ForeScout Technologies, Inc.*	78	2,464
Fortinet, Inc.†*	15	1,518
Gartner, Inc.*	7	697
Global Payments, Inc.†	26	3,750
GoDaddy, Inc., Class A†*	199	11,365
Hackett Group, Inc. (The)	70	890
International Business Machines Corp.†	78	8,653
Intuit, Inc.†	22	5,060
Jack Henry & Associates, Inc.	6	931
Leidos Holdings, Inc.	12	1,100
Mastercard, Inc., Class A†	88	21,257
MAXIMUS, Inc.†	59	3,434
Microsoft Corp.†	665	104,877
MicroStrategy, Inc., Class A*	15	1,772
Mitek Systems, Inc.*	11	87
MobileIron, Inc.*	1	4
Model N, Inc.*	3	67
MongoDB, Inc.*	16	2,185
NIC, Inc.†.	70	1,610
NortonLifeLock, Inc.†	53	992
Nuance Communications, Inc.*	55	923
OneSpan, Inc.*	29	526
Oracle Corp.†	291	14,064
Paychex, Inc.†	32	2,013
Paycom Software, Inc.*	5	1,010
PayPal Holdings, Inc.†*	102	9,765
Perficient, Inc.*	55	1,490
Progress Software Corp.	13	416
PTC, Inc.†*	184	11,263

The accompanying notes are an integral part of the financial statements.

45

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Q2 Holdings, Inc.*	1	$59
RingCentral, Inc., Class A*	15	3,179
Sabre Corp.†	351	2,081
SailPoint Technologies Holding, Inc.*	50	761
salesforce.com, Inc.†*	77	11,086
Science Applications International Corp.	17	1,269
SecureWorks Corp., Class A*	22	253
ServiceNow, Inc.†*	16	4,585
Shopify, Inc., Class A (Canada)*	8	3,335
ShotSpotter, Inc.*	14	385
Sprout Social, Inc., Class A*	46	734
SPS Commerce, Inc.†*	102	4,744
Square, Inc., Class A†*	234	12,257
SS&C Technologies Holdings, Inc.†	235	10,298
SVMK, Inc.*	80	1,081
Synopsys, Inc.†*	13	1,674
TiVo Corp.†	519	3,675
TTEC Holdings, Inc.	7	257
VeriSign, Inc.†*	10	1,801
Virtusa Corp.†*	85	2,414
Visa, Inc., Class A†	188	30,291
Western Union Co. (The)	36	653
WEX, Inc.†*	95	9,932
Workday, Inc., Class A*	29	3,776
Workiva, Inc.*	6	194

		437,758

Technology Hardware & Equipment — 11.2%
3D Systems Corp.†*	262	2,020
Amphenol Corp., Class A†	27	1,968
Apple, Inc.†	384	97,647
Arista Networks, Inc.*	7	1,418
Arrow Electronics, Inc.†*	105	5,446
Avnet, Inc.†	270	6,777
Badger Meter, Inc.†	13	697
Calix, Inc.*	89	630
CDW Corp.†	12	1,119
Celestica, Inc. (Canada)*	297	1,040
Ciena Corp.†*	75	2,986
Cisco Systems, Inc.†	370	14,545
Coherent, Inc.*	11	1,171
Comtech Telecommunications Corp.	72	957
Corning, Inc.†	67	1,376

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
EchoStar Corp., Class A†*	181	$5,787
ePlus, Inc.*	22	1,378
F5 Networks, Inc.*	6	640
FLIR Systems, Inc.	11	351
Hewlett Packard Enterprise Co.†	113	1,097
HP, Inc.†	126	2,187
InterDigital, Inc.†	102	4,552
IPG Photonics Corp.*	5	551
Juniper Networks, Inc.	29	555
Keysight Technologies, Inc.*	16	1,339
Lumentum Holdings, Inc.†*	243	17,909
Methode Electronics, Inc.†	91	2,405
Motorola Solutions, Inc.†	15	1,994
National Instruments Corp.	11	364
NCR Corp.†*	298	5,275
NetApp, Inc.†	19	792
NetScout Systems, Inc.†*	252	5,965
OSI Systems, Inc.†*	45	3,101
Plexus Corp.†*	100	5,456
Sanmina Corp.†*	216	5,892
ScanSource, Inc.*	23	492
Seagate Technology PLC (Ireland)	22	1,074
Super Micro Computer, Inc.*	54	1,149
SYNNEX Corp.†	139	10,161
TE Connectivity Ltd. (Switzerland)†	29	1,826
Trimble, Inc.†*	68	2,164
Western Digital Corp.†	26	1,082
Xerox Holdings Corp.	18	341
Zebra Technologies Corp., Class A*	4	734

		226,410

Telecommunication Services — 2.4%
AT&T, Inc.†	635	18,510
ATN International, Inc.	9	528
CenturyLink, Inc.	96	908
Iridium Communications, Inc.†*	119	2,657
Rogers Communications, Inc., Class B (Canada)	3	125
T-Mobile US, Inc.†*	74	6,209
Verizon Communications, Inc.†	362	19,450
Vonage Holdings Corp.*	18	130

		48,517

Transportation — 2.4%
Alaska Air Group, Inc.	11	313

The accompanying notes are an integral part of the financial statements.

46

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
American Airlines Group, Inc.†	38	$463
CH Robinson Worldwide, Inc.	12	794
CSX Corp.†	68	3,896
Delta Air Lines, Inc.†	57	1,626
Expeditors International of Washington, Inc.†	15	1,001
FedEx Corp.†	23	2,789
Forward Air Corp.	18	912
Hub Group, Inc., Class A†*	72	3,274
JB Hunt Transport Services, Inc.	10	922
JetBlue Airways Corp.*	149	1,334
Kansas City Southern	9	1,145
Kirby Corp.*	47	2,043
Norfolk Southern Corp.†	23	3,358
Old Dominion Freight Line, Inc.	10	1,313
Schneider National, Inc., Class B†	203	3,926
Southwest Airlines Co.†	46	1,638
Spirit Airlines, Inc.*	84	1,083
Union Pacific Corp.†	60	8,462
United Airlines Holdings, Inc.†*	22	694
United Parcel Service, Inc., Class B†	74	6,913

		47,899

Utilities — 3.6%
AES Corp.	58	789
Alliant Energy Corp.	21	1,014
Ameren Corp.†	22	1,602
American Electric Power Co., Inc.†	44	3,519
American Water Works Co., Inc.†	16	1,913
Atmos Energy Corp.	11	1,092
CenterPoint Energy, Inc.†	44	680
CMS Energy Corp.†	25	1,469
Consolidated Edison, Inc.†	30	2,340
Dominion Energy, Inc.†	74	5,342
DTE Energy Co.†	17	1,614
Duke Energy Corp.†	65	5,257
Edison International†	32	1,753
Entergy Corp.†	18	1,691
Evergy, Inc.	20	1,101
Eversource Energy†	29	2,268
Exelon Corp.†	86	3,166
FirstEnergy Corp.†	48	1,923
Fortis, Inc. (Canada)	4	154
MDU Resources Group, Inc.†	186	3,999
NextEra Energy, Inc.†	43	10,347

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
NiSource, Inc.	34	$849
NorthWestern Corp.	4	239
NRG Energy, Inc.†	21	572
OGE Energy Corp.	19	584
Pinnacle West Capital Corp.	10	758
PPL Corp.†	68	1,678
Public Service Enterprise Group, Inc.†	45	2,021
Sempra Energy†	26	2,938
Southern Co. (The)†	93	5,035
Vistra Energy Corp.†	36	575
WEC Energy Group, Inc.†	27	2,380
Xcel Energy, Inc.†	46	2,774

		73,436

TOTAL COMMON STOCKS (Cost $3,845,075)		3,411,968

TOTAL LONG POSITIONS - 169.2%		3,411,968

(Cost $3,845,075)

SHORT POSITIONS — (70.3)%
COMMON STOCKS — (70.3)%
Automobiles & Components — (0.9)%
Dana, Inc.	(127)	(992)
Delphi Technologies PLC (Jersey)*	(574)	(4,621)
Fox Factory Holding Corp.*	(5)	(210)
LCI Industries	(43)	(2,874)
Lear Corp.	(10)	(812)
Thor Industries, Inc.	(207)	(8,731)

		(18,240)

Capital Goods — (4.7)%
Aerojet Rocketdyne Holdings, Inc.*	(5)	(209)
AeroVironment, Inc.*	(1)	(61)
Alamo Group, Inc.	(17)	(1,509)
Allison Transmission Holdings, Inc.	(175)	(5,707)
Ameresco, Inc., Class A*	(89)	(1,516)
Apogee Enterprises, Inc.	(6)	(125)
Applied Industrial Technologies, Inc.	(2)	(91)
Blue Bird Corp.*	(46)	(503)
BMC Stock Holdings, Inc.*	(18)	(319)
BWX Technologies, Inc.	(49)	(2,387)
Comfort Systems USA, Inc.	(33)	(1,206)
Construction Partners, Inc., Class A*	(149)	(2,517)
Cubic Corp.	(105)	(4,338)

The accompanying notes are an integral part of the financial statements.

47

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Dycom Industries, Inc.*	(7)	$(180)
Encore Wire Corp.	(6)	(252)
Foundation Building Materials, Inc.*	(6)	(62)
Gorman-Rupp Co. (The)	(1)	(31)
Graco, Inc.	(2)	(97)
GrafTech International Ltd.	(273)	(2,217)
Griffon Corp.	(21)	(266)
Herc Holdings, Inc.*	(19)	(389)
Hillenbrand, Inc.	(363)	(6,937)
Hyster-Yale Materials Handling, Inc.	(4)	(160)
John Bean Technologies Corp.	(30)	(2,228)
Kennametal, Inc.	(105)	(1,955)
Kratos Defense & Security Solutions, Inc.*	(302)	(4,180)
MasTec, Inc.*	(139)	(4,549)
Maxar Technologies, Inc.	(296)	(3,161)
Meritor, Inc.*	(495)	(6,559)
Moog, Inc., Class A	(28)	(1,415)
Mueller Water Products, Inc., Class A	(568)	(4,550)
MYR Group, Inc.*	(32)	(838)
Navistar International Corp.*	(202)	(3,331)
Nordson Corp.	(6)	(810)
NV5 Global, Inc.*	(122)	(5,037)
Oshkosh Corp.	(10)	(643)
PGT Innovations, Inc.*	(109)	(914)
Sunrun, Inc.*	(766)	(7,737)
Teledyne Technologies, Inc.*	(3)	(892)
Tennant Co.	(3)	(174)
Toro Co. (The)	(39)	(2,539)
Valmont Industries, Inc.	(9)	(954)
Vectrus, Inc.*	(30)	(1,242)
Vicor Corp.*	(136)	(6,057)
Virgin Galactic Holdings, Inc.*	(275)	(4,064)
Vivint Solar, Inc.*	(148)	(647)
WABCO Holdings, Inc.*	(1)	(135)

		(95,690)

Commercial & Professional Services — (0.5)%
BrightView Holdings, Inc.*	(44)	(487)
CBIZ, Inc.*	(8)	(167)
Forrester Research, Inc.*	(39)	(1,140)
FTI Consulting, Inc.*	(9)	(1,078)
Harsco Corp.*	(206)	(1,436)
Korn Ferry	(53)	(1,289)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Matthews International Corp., Class A	(36)	$(871)
Pitney Bowes, Inc.	(66)	(135)
Thomson Reuters Corp. (Canada)	(6)	(407)
TrueBlue, Inc.*	(32)	(408)
US Ecology, Inc.	(57)	(1,733)

		(9,151)

Consumer Durables & Apparel — (0.6)%
Acushnet Holdings Corp.	(14)	(360)
American Outdoor Brands Corp.*	(74)	(614)
Ethan Allen Interiors, Inc.	(4)	(41)
G-III Apparel Group Ltd.*	(76)	(585)
Johnson Outdoors, Inc., Class A	(2)	(125)
Kontoor Brands, Inc.	(4)	(77)
Lovesac Co. (The)*	(41)	(239)
Movado Group, Inc.	(90)	(1,064)
Peloton Interactive, Inc., Class A*	(15)	(398)
Skechers U.S.A., Inc., Class A*	(77)	(1,828)
Sturm Ruger & Co., Inc.	(66)	(3,360)
Toll Brothers, Inc.	(137)	(2,637)

		(11,328)

Consumer Services — (1.0)%
Carriage Services, Inc.	(3)	(48)
Cheesecake Factory, Inc. (The)	(9)	(154)
Churchill Downs, Inc.	(27)	(2,780)
Dave & Buster’s Entertainment, Inc.	(27)	(353)
Franchise Group, Inc.	(8)	(70)
Hilton Grand Vacations, Inc.*	(2)	(32)
Houghton Mifflin Harcourt Co.*	(64)	(120)
K12, Inc.*	(244)	(4,602)
Lindblad Expeditions Holdings, Inc.*	(74)	(309)
Monarch Casino & Resort, Inc.*	(36)	(1,011)
Papa John’s International, Inc.	(5)	(267)
Planet Fitness, Inc., Class A*	(5)	(243)
Playa Hotels & Resorts NV (Netherlands)*	(33)	(58)
Regis Corp.*	(72)	(426)
Scientific Games Corp.*	(302)	(2,929)
ServiceMaster Global Holdings, Inc.*	(8)	(216)
Shake Shack, Inc., Class A*	(43)	(1,623)
Stars Group, Inc. (The) (Canada)*	(2)	(41)
Target Hospitality Corp.*	(14)	(28)
Twin River Worldwide Holdings, Inc.	(59)	(768)

The accompanying notes are an integral part of the financial statements.

48

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Wendy’s Co. (The)	(270)	$(4,018)

		(20,096)

Energy — (3.3)%
Antero Resources Corp.*	(2,777)	(1,980)
Archrock, Inc.	(105)	(395)
Berry Corp.	(81)	(195)
Callon Petroleum Co.*	(1,472)	(806)
Centennial Resource Development, Inc., Class A*	(3,164)	(832)
Clean Energy Fuels Corp.*	(101)	(180)
Delek US Holdings, Inc.	(545)	(8,589)
DHT Holdings, Inc. (Marshall Islands)	(47)	(360)
Dril-Quip, Inc.*	(17)	(518)
Enerplus Corp. (Canada)	(129)	(191)
EQT Corp.	(1,170)	(8,272)
Equitrans Midstream Corp.	(934)	(4,698)
Extraction Oil & Gas, Inc.*	(1,156)	(488)
Matador Resources Co.*	(728)	(1,805)
National Energy Services Reunited Corp. (British Virgin Islands)*	(107)	(544)
NexGen Energy Ltd. (Canada)*	(143)	(104)
NexTier Oilfield Solutions, Inc.*	(46)	(54)
Northern Oil and Gas, Inc.*	(4,256)	(2,822)
Par Pacific Holdings, Inc.*	(52)	(369)
Pembina Pipeline Corp. (Canada)	(266)	(5,003)
Range Resources Corp.	(1,381)	(3,149)
REX American Resources Corp.*	(5)	(233)
RPC, Inc.	(731)	(1,506)
SEACOR Holdings, Inc.*	(3)	(81)
Southwestern Energy Co.*	(6,416)	(10,843)
Talos Energy, Inc.*	(51)	(293)
Unit Corp.*	(255)	(66)
Valaris PLC (United Kingdom)	(3,383)	(1,523)
W&T Offshore, Inc.*	(1,928)	(3,278)
World Fuel Services Corp.	(7)	(176)
WPX Energy, Inc.*	(2,620)	(7,991)

		(67,344)

Food & Staples Retailing — (0.3)%
BJ’s Wholesale Club Holdings, Inc.*	(144)	(3,668)
Grocery Outlet Holding Corp.*	(13)	(446)
Ingles Markets, Inc., Class A	(5)	(181)
PriceSmart, Inc.	(29)	(1,524)
Sprouts Farmers Market, Inc.*	(8)	(149)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Village Super Market, Inc., Class A	(2)	$(49)

		(6,017)

Food, Beverage & Tobacco — (3.4)%
B&G Foods, Inc.	(242)	(4,378)
Beyond Meat, Inc.*	(37)	(2,464)
Boston Beer Co., Inc. (The), Class A*	(36)	(13,232)
Darling Ingredients, Inc.*	(265)	(5,080)
Flowers Foods, Inc.	(59)	(1,211)
Freshpet, Inc.*	(36)	(2,299)
Lancaster Colony Corp.	(13)	(1,880)
MGP Ingredients, Inc.	(41)	(1,102)
Pilgrim’s Pride Corp.*	(284)	(5,146)
Post Holdings, Inc.*	(126)	(10,454)
Primo Water Corp. (Canada)	(90)	(817)
Sanderson Farms, Inc.	(12)	(1,480)
Simply Good Foods Co. (The)*	(693)	(13,347)
Tootsie Roll Industries, Inc.	(2)	(72)
Universal Corp.	(101)	(4,465)
Vector Group Ltd.	(123)	(1,159)

		(68,586)

Health Care Equipment & Services — (8.4)%
1Life Healthcare, Inc.*	(38)	(690)
Acadia Healthcare Co., Inc.*	(64)	(1,174)
Allscripts Healthcare Solutions, Inc.*	(224)	(1,577)
Amedisys, Inc.*	(33)	(6,057)
Avanos Medical, Inc.*	(50)	(1,346)
Axogen, Inc.*	(46)	(478)
Axonics Modulation Technologies, Inc.*	(7)	(178)
BioTelemetry, Inc.*	(157)	(6,046)
Cantel Medical Corp.	(195)	(7,000)
Cardiovascular Systems, Inc.*	(76)	(2,676)
Chemed Corp.	(2)	(866)
Cross Country Healthcare, Inc.*	(2)	(13)
CryoLife, Inc.*	(101)	(1,709)
Encompass Health Corp.	(206)	(13,190)
Ensign Group, Inc. (The)	(77)	(2,896)
Evolent Health, Inc., Class A*	(86)	(467)
Glaukos Corp.*	(277)	(8,548)
HealthEquity, Inc.*	(153)	(7,740)
Hill-Rom Holdings, Inc.	(66)	(6,640)
HMS Holdings Corp.*	(172)	(4,346)
ICU Medical, Inc.*	(27)	(5,448)
Inogen, Inc.*	(10)	(517)

The accompanying notes are an integral part of the financial statements.

49

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
LeMaitre Vascular, Inc.	(66)	$(1,645)
LHC Group, Inc.*	(88)	(12,338)
Livongo Health, Inc.*	(109)	(3,110)
Magellan Health, Inc.*	(14)	(674)
Masimo Corp.*	(49)	(8,679)
Meridian Bioscience, Inc.*	(2)	(17)
Merit Medical Systems, Inc.*	(71)	(2,219)
Mesa Laboratories, Inc.	(11)	(2,487)
Molina Healthcare, Inc.*	(17)	(2,375)
National HealthCare Corp.	(2)	(143)
Neogen Corp.*	(10)	(670)
Option Care Health, Inc.*	(6)	(57)
OraSure Technologies, Inc.*	(85)	(915)
OrthoPediatrics Corp.*	(53)	(2,101)
Pennant Group, Inc. (The)*	(1)	(14)
Penumbra, Inc.*	(27)	(4,356)
PetIQ, Inc.*	(173)	(4,019)
Providence Service Corp. (The)*	(16)	(878)
Quidel Corp.*	(59)	(5,771)
SI-BONE, Inc.*	(62)	(741)
Silk Road Medical, Inc.*	(10)	(315)
Simulations Plus, Inc.	(7)	(244)
Surgery Partners, Inc.*	(96)	(627)
Surmodics, Inc.*	(9)	(300)
Tabula Rasa HealthCare, Inc.*	(172)	(8,994)
Tactile Systems Technology, Inc.*	(14)	(562)
Tandem Diabetes Care, Inc.*	(92)	(5,920)
Tivity Health, Inc.*	(252)	(1,585)
US Physical Therapy, Inc.	(1)	(69)
Varex Imaging Corp.*	(33)	(749)
Veeva Systems, Inc., Class A*	(99)	(15,481)
West Pharmaceutical Services, Inc.	(6)	(913)

		(168,570)

Household & Personal Products — (0.6)%
BellRing Brands, Inc., Class A*	(105)	(1,790)
Central Garden & Pet Co., Class A*	(98)	(2,506)
Energizer Holdings, Inc.	(161)	(4,870)
WD-40 Co.	(15)	(3,013)

		(12,179)

Materials — (4.1)%
AdvanSix, Inc.*	(98)	(935)
AptarGroup, Inc.	(6)	(597)
Balchem Corp.	(24)	(2,369)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Berry Global Group, Inc.*	(457)	$(15,405)
Chase Corp.	(6)	(494)
Cleveland-Cliffs, Inc.	(806)	(3,184)
Domtar Corp.	(133)	(2,878)
Ferro Corp.*	(139)	(1,301)
Fortuna Silver Mines, Inc. (Canada)*	(1,577)	(3,643)
Hudbay Minerals, Inc. (Canada)	(572)	(1,087)
Livent Corp.*	(1,668)	(8,757)
Louisiana-Pacific Corp.	(20)	(344)
Methanex Corp. (Canada)	(286)	(3,481)
New Gold, Inc. (Canada)*	(1,848)	(944)
Norbord, Inc. (Canada)	(156)	(1,847)
Nutrien Ltd. (Canada)	(168)	(5,702)
Olin Corp.	(125)	(1,459)
PQ Group Holdings, Inc.*	(4)	(44)
Quaker Chemical Corp.	(46)	(5,809)
Ranpak Holdings Corp.*	(9)	(56)
Reliance Steel & Aluminum Co.	(1)	(88)
Royal Gold, Inc.	(27)	(2,368)
RPM International, Inc.	(18)	(1,071)
Sandstorm Gold Ltd. (Canada)*	(169)	(847)
Scotts Miracle-Gro Co. (The)	(54)	(5,530)
Steel Dynamics, Inc.	(34)	(766)
Stepan Co.	(1)	(88)
SunCoke Energy, Inc.	(4)	(15)
Trinseo SA (Luxembourg)	(33)	(598)
Tronox Holdings PLC, Class A (United Kingdom)	(1,017)	(5,065)
Warrior Met Coal, Inc.	(221)	(2,347)
Westlake Chemical Corp.	(85)	(3,244)

		(82,363)

Media & Entertainment — (4.5)%
Altice USA, Inc., Class A*	(570)	(12,705)
AMC Networks, Inc., Class A*	(174)	(4,230)
Cardlytics, Inc.*	(9)	(315)
Cars.com, Inc.*	(266)	(1,144)
Clear Channel Outdoor Holdings, Inc.*	(63)	(40)
Emerald Holding, Inc.	(3)	(8)
Entercom Communications Corp., Class A	(11)	(19)
Eventbrite, Inc., Class A*	(119)	(869)
EW Scripps Co. (The), Class A	(231)	(1,742)
Gannett Co., Inc.	(467)	(691)

The accompanying notes are an integral part of the financial statements.

50

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Gray Television, Inc.*	(177)	$(1,901)
IAC/InterActiveCorp.*	(2)	(358)
iHeartMedia, Inc., Class A*	(48)	(351)
John Wiley & Sons, Inc., Class A	(10)	(375)
Madison Square Garden Co. (The), Class A*	(25)	(5,285)
Meredith Corp.	(236)	(2,884)
Nexstar Media Group, Inc., Class A	(84)	(4,849)
Roku, Inc.*	(192)	(16,796)
Sciplay Corp., Class A*	(23)	(219)
Shaw Communications, Inc., Class B (Canada)	(13)	(211)
Sinclair Broadcast Group, Inc., Class A	(844)	(13,572)
TEGNA, Inc.	(1,258)	(13,662)
World Wrestling Entertainment, Inc., Class A	(263)	(8,924)

		(91,150)

Pharmaceuticals, Biotechnology & Life Sciences — (11.7)%
89bio, Inc.*	(4)	(101)
Acorda Therapeutics, Inc.*	(76)	(71)
Adaptive Biotechnologies Corp.*	(86)	(2,389)
Aimmune Therapeutics, Inc.*	(235)	(3,389)
Akebia Therapeutics, Inc.*	(591)	(4,480)
Akero Therapeutics, Inc.*	(3)	(64)
Alector, Inc.*	(133)	(3,209)
Allogene Therapeutics, Inc.*	(156)	(3,033)
Amneal Pharmaceuticals, Inc.*	(700)	(2,436)
Amphastar Pharmaceuticals, Inc.*	(130)	(1,929)
ANI Pharmaceuticals, Inc.*	(43)	(1,752)
Applied Therapeutics, Inc.*	(9)	(294)
Aprea Therapeutics, Inc.*	(3)	(104)
Arena Pharmaceuticals, Inc.*	(89)	(3,738)
Assembly Biosciences, Inc.*	(13)	(193)
Atreca, Inc., Class A*	(44)	(728)
Aurinia Pharmaceuticals, Inc. (Canada)*	(299)	(4,338)
Avantor, Inc.*	(262)	(3,272)
Avrobio, Inc.*	(37)	(576)
Axsome Therapeutics, Inc.*	(42)	(2,471)
Bausch Health Cos, Inc. (Canada)*	(858)	(13,299)
Biohaven Pharmaceutical Holding Co. Ltd. (British Virgin Islands)*	(1)	(34)
Bio-Techne Corp.	(3)	(569)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Bluebird Bio, Inc.*	(265)	$(12,179)
Bruker Corp.	(12)	(430)
Cara Therapeutics, Inc.*	(325)	(4,293)
CareDx, Inc.*	(252)	(5,501)
Castle Biosciences, Inc.*	(6)	(179)
Catalent, Inc.*	(128)	(6,650)
Codexis, Inc.*	(62)	(692)
Collegium Pharmaceutical, Inc.*	(2)	(33)
Corbus Pharmaceuticals Holdings, Inc.*	(34)	(178)
Crinetics Pharmaceuticals, Inc.*	(4)	(59)
Cytokinetics, Inc.*	(25)	(295)
CytomX Therapeutics, Inc.*	(6)	(46)
Deciphera Pharmaceuticals, Inc.*	(113)	(4,652)
Denali Therapeutics, Inc.*	(331)	(5,796)
Eagle Pharmaceuticals, Inc.*	(24)	(1,104)
Editas Medicine, Inc.*	(161)	(3,193)
Enanta Pharmaceuticals, Inc.*	(1)	(51)
Endo International PLC (Ireland)*	(935)	(3,460)
Epizyme, Inc.*	(193)	(2,993)
Esperion Therapeutics, Inc.*	(112)	(3,531)
Fate Therapeutics, Inc.*	(25)	(555)
FibroGen, Inc.*	(177)	(6,151)
Flexion Therapeutics, Inc.*	(252)	(1,983)
Fluidigm Corp.*	(431)	(1,095)
G1 Therapeutics, Inc.*	(45)	(496)
Gossamer Bio, Inc.*	(278)	(2,822)
Harpoon Therapeutics, Inc.*	(1)	(12)
Homology Medicines, Inc.*	(150)	(2,331)
Innoviva, Inc.*	(2)	(24)
Insmed, Inc.*	(68)	(1,090)
Intersect ENT, Inc.*	(207)	(2,453)
Intra-Cellular Therapies, Inc.*	(58)	(891)
Invitae Corp.*	(551)	(7,532)
Ironwood Pharmaceuticals, Inc.*	(13)	(131)
Jazz Pharmaceuticals PLC (Ireland)*	(76)	(7,580)
Karuna Therapeutics, Inc.*	(13)	(936)
Kodiak Sciences, Inc.*	(1)	(48)
Krystal Biotech, Inc.*	(9)	(389)
Kura Oncology, Inc.*	(54)	(537)
Ligand Pharmaceuticals, Inc.*	(41)	(2,982)
Madrigal Pharmaceuticals, Inc.*	(4)	(267)
Magenta Therapeutics, Inc.*	(14)	(88)

The accompanying notes are an integral part of the financial statements.

51

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
MeiraGTx Holdings PLC (Cayman Islands)*	(20)	$(269)
Mirati Therapeutics, Inc.*	(68)	(5,227)
Mirum Pharmaceuticals, Inc.*	(2)	(28)
Molecular Templates, Inc.*	(36)	(478)
MyoKardia, Inc.*	(35)	(1,641)
Myovant Sciences Ltd. (Bermuda)*	(304)	(2,295)
Myriad Genetics, Inc.*	(536)	(7,670)
NantKwest, Inc.*	(8)	(23)
Nektar Therapeutics*	(96)	(1,714)
Neurocrine Biosciences, Inc.*	(4)	(346)
NextCure, Inc.*	(18)	(667)
NGM Biopharmaceuticals, Inc.*	(23)	(284)
PDL BioPharma, Inc.*	(37)	(104)
PRA Health Sciences, Inc.*	(7)	(581)
Prestige Consumer Healthcare, Inc.*	(3)	(110)
Prevail Therapeutics, Inc.*	(48)	(585)
Principia Biopharma, Inc.*	(110)	(6,532)
Progenics Pharmaceuticals, Inc.*	(60)	(228)
Provention Bio, Inc.*	(51)	(469)
PTC Therapeutics, Inc.*	(51)	(2,275)
QIAGEN NV (Netherlands)*	(3)	(125)
Quanterix Corp.*	(12)	(220)
Reata Pharmaceuticals, Inc., Class A*	(37)	(5,341)
REGENXBIO, Inc.*	(167)	(5,407)
Replimune Group, Inc.*	(47)	(469)
Revance Therapeutics, Inc.*	(13)	(192)
Rhythm Pharmaceuticals, Inc.*	(98)	(1,492)
Rocket Pharmaceuticals, Inc.*	(23)	(321)
Rubius Therapeutics, Inc.*	(203)	(903)
Sage Therapeutics, Inc.*	(186)	(5,342)
Sangamo Therapeutics, Inc.*	(466)	(2,968)
Sarepta Therapeutics, Inc.*	(87)	(8,510)
Satsuma Pharmaceuticals, Inc.*	(5)	(108)
SIGA Technologies, Inc.*	(3)	(14)
SpringWorks Therapeutics, Inc.*	(7)	(189)
Stoke Therapeutics, Inc.*	(29)	(664)
Supernus Pharmaceuticals, Inc.*	(3)	(54)
Tricida, Inc.*	(166)	(3,652)
Turning Point Therapeutics, Inc.*	(1)	(45)
Ultragenyx Pharmaceutical, Inc.*	(36)	(1,599)
United Therapeutics Corp.*	(16)	(1,517)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
UroGen Pharma Ltd. (Israel)*	(4)	$(71)
Veracyte, Inc.*	(25)	(608)
Vericel Corp.*	(52)	(477)
Viela Bio, Inc.*	(10)	(380)
Viking Therapeutics, Inc.*	(144)	(674)
Voyager Therapeutics, Inc.*	(10)	(91)
Xencor, Inc.*	(203)	(6,066)
Xenon Pharmaceuticals, Inc. (Canada)*	(4)	(45)
Y-mAbs Therapeutics, Inc.*	(70)	(1,827)
ZIOPHARM Oncology, Inc.*	(903)	(2,212)
Zogenix, Inc.*	(36)	(890)
Zymeworks, Inc. (Canada)*	(94)	(3,334)

		(235,510)

Retailing — (4.8)%
Asbury Automotive Group, Inc.*	(79)	(4,363)
At Home Group, Inc.*	(1,247)	(2,519)
Carvana Co.*	(133)	(7,327)
Core-Mark Holding Co., Inc.	(59)	(1,686)
Five Below, Inc.*	(99)	(6,968)
Floor & Decor Holdings, Inc., Class A*	(128)	(4,108)
Greenlane Holdings, Inc., Class A*	(16)	(28)
Group 1 Automotive, Inc.	(87)	(3,851)
Grubhub, Inc.*	(208)	(8,472)
Lithia Motors, Inc., Class A	(2)	(164)
Michaels Cos., Inc. (The)*	(464)	(752)
Monro, Inc.	(179)	(7,842)
Murphy USA, Inc.*	(69)	(5,821)
Party City Holdco, Inc.*	(199)	(91)
PetMed Express, Inc.	(98)	(2,820)
Quotient Technology, Inc.*	(156)	(1,014)
Qurate Retail, Inc.*	(1,723)	(10,519)
RealReal, Inc. (The)*	(53)	(372)
Sally Beauty Holdings, Inc.*	(415)	(3,353)
Shutterstock, Inc.	(20)	(643)
Stitch Fix, Inc., Class A*	(174)	(2,210)
Wayfair, Inc., Class A*	(407)	(21,750)

		(96,673)

Semiconductors & Semiconductor Equipment — (2.7)%
Advanced Energy Industries, Inc.*	(185)	(8,971)
Axcelis Technologies, Inc.*	(3)	(55)
Cree, Inc.*	(267)	(9,468)

The accompanying notes are an integral part of the financial statements.

52

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Cypress Semiconductor Corp.	(54)	$(1,259)
Diodes, Inc.*	(14)	(569)
Impinj, Inc.*	(20)	(334)
Marvell Technology Group Ltd. (Bermuda)	(96)	(2,172)
MKS Instruments, Inc.	(115)	(9,367)
ON Semiconductor Corp.*	(1,306)	(16,247)
Onto Innovation, Inc.*	(124)	(3,679)
Semtech Corp.*	(61)	(2,287)
Silicon Laboratories, Inc.*	(11)	(940)

		(55,348)

Software & Services — (8.9)%
8x8, Inc.*	(547)	(7,581)
ACI Worldwide, Inc.*	(95)	(2,294)
Alarm.com Holdings, Inc.*	(86)	(3,346)
Altair Engineering, Inc., Class A*	(171)	(4,531)
Anaplan, Inc.*	(180)	(5,447)
Appfolio, Inc., Class A*	(24)	(2,663)
Appian Corp.*	(58)	(2,333)
Aspen Technology, Inc.*	(18)	(1,711)
Avaya Holdings Corp.*	(1,325)	(10,719)
Benefitfocus, Inc.*	(168)	(1,497)
Booz Allen Hamilton Holding Corp.	(6)	(412)
Bottomline Technologies DE, Inc.*	(75)	(2,749)
Ceridian HCM Holding, Inc.*	(90)	(4,506)
Cloudflare, Inc., Class A*	(13)	(305)
CommVault Systems, Inc.*	(9)	(364)
Conduent, Inc.*	(119)	(292)
CSG Systems International, Inc.	(6)	(251)
Datadog, Inc., Class A*	(16)	(576)
Domo, Inc., Class B*	(11)	(109)
Envestnet, Inc.*	(71)	(3,818)
Evo Payments, Inc., Class A*	(4)	(61)
Fair Isaac Corp.*	(1)	(308)
Five9, Inc.*	(48)	(3,670)
Globant SA (Luxembourg)*	(73)	(6,415)
GreenSky, Inc., Class A*	(73)	(279)
Guidewire Software, Inc.*	(36)	(2,855)
KBR, Inc.	(3)	(62)
LivePerson, Inc.*	(424)	(9,646)
Manhattan Associates, Inc.*	(6)	(299)
ManTech International Corp., Class A	(1)	(73)
Medallia, Inc.*	(133)	(2,665)
New Relic, Inc.*	(124)	(5,734)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Nutanix, Inc., Class A*	(721)	$(11,392)
Open Text Corp. (Canada)	(38)	(1,327)
Palo Alto Networks, Inc.*	(18)	(2,951)
Ping Identity Holding Corp.*	(128)	(2,563)
PROS Holdings, Inc.*	(78)	(2,420)
Qualys, Inc.*	(10)	(870)
Rosetta Stone, Inc.*	(24)	(336)
Slack Technologies, Inc., Class A*	(472)	(12,668)
SolarWinds Corp.*	(46)	(721)
Splunk, Inc.*	(30)	(3,787)
Switch, Inc., Class A	(336)	(4,848)
Sykes Enterprises, Inc.*	(5)	(136)
Telaria, Inc.	(18)	(108)
Teradata Corp.*	(21)	(430)
Trade Desk, Inc. (The), Class A*	(70)	(13,510)
Tucows, Inc., Class A*	(12)	(579)
Upland Software, Inc.*	(74)	(1,985)
Varonis Systems, Inc.*	(36)	(2,292)
VMware, Inc., Class A*	(127)	(15,380)
Yext, Inc.*	(657)	(6,695)
Zscaler, Inc.*	(56)	(3,408)
Zuora, Inc., Class A*	(513)	(4,130)

		(180,107)

Technology Hardware & Equipment — (3.9)%
Acacia Communications, Inc.*	(5)	(336)
Anixter International, Inc.*	(2)	(176)
Belden, Inc.	(111)	(4,005)
Casa Systems, Inc.*	(134)	(469)
Cognex Corp.	(10)	(422)
CommScope Holding Co., Inc.*	(1)	(9)
CTS Corp.	(2)	(50)
Dell Technologies, Inc., Class C*	(208)	(8,226)
Diebold Nixdorf, Inc.*	(331)	(1,165)
Dolby Laboratories, Inc., Class A	(10)	(542)
Extreme Networks, Inc.*	(639)	(1,974)
Fabrinet (Cayman Islands)*	(83)	(4,528)
Harmonic, Inc.*	(3)	(17)
II-VI, Inc.*	(396)	(11,286)
Inseego Corp.*	(613)	(3,819)
Insight Enterprises, Inc.*	(212)	(8,932)
Itron, Inc.*	(16)	(893)
Jabil, Inc.	(61)	(1,499)
KEMET Corp.	(313)	(7,562)
MTS Systems Corp.	(72)	(1,620)

The accompanying notes are an integral part of the financial statements.

53

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Concluded)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
NETGEAR, Inc.*	(219)	$(5,002)
nLight, Inc.*	(66)	(692)
Novanta, Inc. (Canada)*	(2)	(160)
PC Connection, Inc.	(25)	(1,030)
Plantronics, Inc.	(394)	(3,964)
Stratasys Ltd. (Israel)*	(359)	(5,726)
Tech Data Corp.*	(9)	(1,178)
Ubiquiti, Inc.	(9)	(1,274)
ViaSat, Inc.*	(49)	(1,760)

		(78,316)

Telecommunication Services — (1.7)%
BCE, Inc. (Canada)	(1)	(41)
Cincinnati Bell, Inc.*	(135)	(1,976)
Globalstar, Inc.*	(115)	(34)
Shenandoah Telecommunications Co.	(119)	(5,861)
Sprint Corp.*	(2,566)	(22,119)
TELUS Corp. (Canada)	(206)	(3,251)
United States Cellular Corp.*	(66)	(1,933)

		(35,215)

Transportation — (2.0)%
Air Transport Services Group, Inc.*	(113)	(2,066)
Allegiant Travel Co.	(44)	(3,599)
AMERCO.	(2)	(581)
ArcBest Corp.	(81)	(1,419)
Atlas Air Worldwide Holdings, Inc.*	(237)	(6,084)
Golden Ocean Group Ltd. (Bermuda)	(105)	(329)
Heartland Express, Inc.	(173)	(3,213)
Hertz Global Holdings, Inc.*	(13)	(80)
Knight-Swift Transportation Holdings, Inc.	(99)	(3,247)
Landstar System, Inc.	(11)	(1,054)
Lyft, Inc., Class A*	(277)	(7,437)
Marten Transport Ltd.	(88)	(1,806)
Matson, Inc.	(87)	(2,664)
Ryder System, Inc.	(210)	(5,552)
Universal Logistics Holdings, Inc.	(1)	(13)
XPO Logistics, Inc.*	(14)	(682)

		(39,826)

Utilities — (2.3)%
Algonquin Power & Utilities Corp. (Canada)	(61)	(817)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
ALLETE, Inc.	(80)	$(4,854)
American States Water Co.	(21)	(1,717)
California Water Service Group	(11)	(554)
Clearway Energy, Inc., Class A	(140)	(2,404)
IDACORP, Inc.	(23)	(2,019)
MGE Energy, Inc.	(16)	(1,048)
Middlesex Water Co.	(38)	(2,285)
New Jersey Resources Corp.	(98)	(3,329)
Northwest Natural Holding Co.	(2)	(123)
ONE Gas, Inc.	(9)	(753)
Ormat Technologies, Inc.	(36)	(2,436)
Otter Tail Corp.	(28)	(1,245)
Portland General Electric Co.	(37)	(1,774)
SJW Group	(26)	(1,502)
South Jersey Industries, Inc.	(183)	(4,575)
Southwest Gas Holdings, Inc.	(91)	(6,330)
Spire, Inc.	(63)	(4,692)
Sunnova Energy International, Inc.*	(146)	(1,470)
Unitil Corp.	(13)	(680)
York Water Co. (The)	(21)	(913)

		(45,520)

TOTAL COMMON STOCK (Proceeds $1,832,399)		(1,417,229)

TOTAL SECURITES SOLD SHORT - (70.3)%		(1,417,229)

(Proceeds $1,832,399)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		21,653

NET ASSETS - 100.0%		$2,016,392

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

54

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments

March 31, 2020

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 138.6%
COMMON STOCKS — 138.6%
Automobiles & Components — 1.4%
Adient PLC (Ireland)†*	368	$3,338
Aptiv PLC (Jersey)†	82	4,038
BorgWarner, Inc.(a)	109	2,656
Cooper Tire & Rubber Co.	188	3,064
Fiat Chrysler Automobiles NV (Netherlands)(a)	102	733
Ford Motor Co.	66	319
Fox Factory Holding Corp.*	8	336
General Motors Co.†	559	11,616
Gentherm, Inc.*	2	63
Harley-Davidson, Inc.(a)	2	38
Magna International, Inc. (Canada)	163	5,203
Standard Motor Products, Inc.	42	1,746
Tenneco, Inc., Class A(a)	58	209
Tesla Motors, Inc.*	5	2,620
Winnebago Industries, Inc.(a)	64	1,780

		37,759

Banks — 1.2%
Bank of America Corp.†	147	3,121
Citigroup, Inc.†	34	1,432
Citizens Financial Group, Inc.	7	132
Comerica, Inc.	2	59
Fifth Third Bancorp	12	178
First Republic Bank	2	165
Huntington Bancshares, Inc.	17	140
JPMorgan Chase & Co.†	126	11,344
KeyCorp.	14	145
M&T Bank Corp.	2	207
People’s United Financial, Inc.	7	77
PNC Financial Services Group, Inc. (The)	7	670
Regions Financial Corp.	14	126
SVB Financial Group*	1	151
Truist Financial Corp.†	24	740
US Bancorp†	305	10,507
Wells Fargo & Co.†	68	1,952
Zions Bancorp NA(a)	2	54

		31,200

Capital Goods — 18.6%
3M Co.†	269	36,721
A.O. Smith Corp.(a)	2	76
AAON, Inc.(a)	37	1,788
AAR Corp.	45	799

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Advanced Drainage Systems, Inc.	110	$3,238
AECOM*	6	179
Aegion Corp.*	20	359
Allegion PLC (Ireland)†	43	3,957
Altra Industrial Motion Corp.	134	2,344
AMETEK, Inc.†	4	288
Arconic, Inc.†	211	3,389
Arcosa, Inc.†	136	5,405
Argan, Inc.	44	1,521
Astec Industries, Inc.	48	1,679
Astronics Corp.*	19	174
Atkore International Group, Inc.†*	216	4,551
AZZ, Inc.	61	1,715
Ballard Power Systems, Inc. (Canada)*	42	320
Barnes Group, Inc.	63	2,635
Beacon Roofing Supply, Inc.*	9	149
Boeing Co. (The)	10	1,491
Builders FirstSource, Inc.†*	31	379
CAE, Inc. (Canada)	265	3,344
Caterpillar, Inc.†	104	12,068
Chart Industries, Inc.†(a)*	229	6,636
Colfax Corp.†(a)*	449	8,890
Columbus McKinnon Corp.	56	1,400
Crane Co.	17	836
Cummins, Inc.†	80	10,826
Deere & Co.	6	829
Donaldson Co., Inc.	77	2,975
Douglas Dynamics, Inc.	69	2,450
Dover Corp.†	78	6,547
Eaton Corp. PLC (Ireland)†	84	6,526
Emerson Electric Co.†	283	13,485
Energy Recovery, Inc.(a)*	31	231
Enerpac Tool Group Corp.†	302	4,998
ESCO Technologies, Inc.†	57	4,327
Evoqua Water Technologies Corp.†*	473	5,302
Fastenal Co.	10	312
Flowserve Corp.	61	1,457
Fortive Corp.†	123	6,788
Fortune Brands Home & Security, Inc.	74	3,200
Franklin Electric Co., Inc.	24	1,131
FuelCell Energy, Inc.(a)*	2,412	3,642
Gates Industrial Corp. PLC (United Kingdom)(a)*	79	583

The accompanying notes are an integral part of the financial statements.

55

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Generac Holdings, Inc.†*	32	$2,981
General Dynamics Corp.†	134	17,730
General Electric Co.	116	921
Gibraltar Industries, Inc.†*	154	6,610
GMS, Inc.†*	18	283
Granite Construction, Inc.(a)	44	668
Hexcel Corp.	116	4,314
Honeywell International, Inc.†	329	44,017
Huntington Ingalls Industries, Inc.	19	3,462
Hyster-Yale Materials Handling, Inc.	2	80
IDEX Corp.	2	276
IES Holdings, Inc.*	10	176
Illinois Tool Works, Inc.	5	711
Ingersoll Rand, Inc.*	3	74
ITT, Inc.†	206	9,344
Jacobs Engineering Group, Inc.	3	238
Johnson Controls International PLC (Ireland)†	13	350
Kaman Corp.†	89	3,424
L3Harris Technologies, Inc.	4	720
Lennox International, Inc.	20	3,636
Lindsay Corp.(a)	17	1,557
Lockheed Martin Corp.†	98	33,217
Manitowoc Co., Inc. (The)*	46	391
Masco Corp.†	151	5,220
Masonite International Corp. (Canada)*	23	1,091
Middleby Corp. (The)(a)*	86	4,892
Mueller Industries, Inc.†	167	3,998
Northrop Grumman Corp.†	2	605
NOW, Inc.†*	871	4,494
nVent Electric PLC (Ireland)	192	3,239
Owens Corning†	227	8,810
PACCAR, Inc.	5	306
Parker-Hannifin Corp.	3	389
Patrick Industries, Inc.(a)	74	2,084
Pentair PLC (Ireland)	78	2,321
Powell Industries, Inc.	67	1,720
Primoris Services Corp.	1	16
Quanex Building Products Corp.	224	2,258
Quanta Services, Inc.	66	2,094
Raven Industries, Inc.	97	2,059
Raytheon Co.†	130	17,050
RBC Bearings, Inc.*	3	338

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Resideo Technologies, Inc.*	163	$789
REV Group, Inc.	76	317
Rexnord Corp.	25	567
Rockwell Automation, Inc.	2	302
Roper Technologies, Inc.	1	312
Sensata Technologies Holding PLC (United Kingdom)*	106	3,067
Simpson Manufacturing Co., Inc.	54	3,347
SiteOne Landscape Supply, Inc.†(a)*	122	8,982
Snap-on, Inc.(a)	26	2,829
Spartan Motors, Inc.	84	1,084
SPX Corp.*	22	718
SPX FLOW, Inc.*	52	1,478
Stanley Black & Decker, Inc.†	71	7,100
Systemax, Inc.	16	284
Terex Corp.	33	474
Textron, Inc.	4	107
Thermon Group Holdings, Inc.*	49	738
TPI Composites, Inc.(a)*	291	4,301
Trane Technologies PLC (Ireland)†	127	10,489
TransDigm Group, Inc.†(a)	25	8,005
TriMas Corp.*	42	970
Triumph Group, Inc.	53	358
Tutor Perini Corp.*	57	383
United Rentals, Inc.(a)*	1	103
United Technologies Corp.†*	400	37,732
Univar Solutions, Inc.†*	142	1,522
Universal Forest Products, Inc.†	256	9,521
Wabash National Corp.	177	1,278
Welbilt, Inc.*	67	344
Westinghouse Air Brake Technologies Corp.†	89	4,284
WillScot Corp.*	37	375
Woodward, Inc.(a)	64	3,804
WW Grainger, Inc.	1	248
Xylem, Inc.	4	261

		496,577

Commercial & Professional Services — 2.3%
ABM Industries, Inc.	39	950
ACCO Brands Corp.	160	808
ASGN, Inc.*	2	71
Barrett Business Services, Inc.	12	476
Cimpress PLC (Ireland)†(a)*	102	5,426
Cintas Corp.	2	346

The accompanying notes are an integral part of the financial statements.

56

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Copart, Inc.*	4	$274
Covanta Holding Corp.	271	2,317
Ennis, Inc.	11	207
Equifax, Inc.	1	119
Heidrick & Struggles International, Inc.	32	720
Heritage-Crystal Clean, Inc.*	32	520
Herman Miller, Inc.†	116	2,575
HNI Corp.	122	3,073
Huron Consulting Group, Inc.*	87	3,946
IAA, Inc.*	68	2,037
ICF International, Inc.	18	1,237
IHS Markit Ltd. (Bermuda)	6	360
Interface, Inc.	240	1,814
Kelly Services, Inc., Class A	11	140
Kforce, Inc.	1	26
Kimball International, Inc., Class B	10	119
Knoll, Inc.	4	41
Korn Ferry	9	219
ManpowerGroup, Inc.†	79	4,186
Mobile Mini, Inc.	1	26
Nielsen Holdings PLC (United Kingdom)	163	2,044
Republic Services, Inc.	5	375
Resources Connection, Inc.	18	197
Robert Half International, Inc.	62	2,340
Rollins, Inc.(a)	5	181
SP Plus Corp.*	3	62
Stantec, Inc. (Canada)	74	1,891
Steelcase, Inc., Class A†	639	6,307
TransUnion	74	4,897
TriNet Group, Inc.*	108	4,067
UniFirst Corp.†	38	5,741
Verisk Analytics, Inc.	3	418
Waste Management, Inc.	7	648

		61,201

Consumer Durables & Apparel — 4.4%
BRP, Inc., sub-voting shares (Canada)	13	213
Brunswick Corp.†	227	8,029
Capri Holdings Ltd. (British Virgin Islands)*	70	755
Carter’s, Inc.	12	789
Cavco Industries, Inc.*	14	2,029

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Deckers Outdoor Corp.†*	87	$11,658
DR Horton, Inc.	6	204
Garmin Ltd. (Switzerland)	20	1,499
Gildan Activewear, Inc. (Canada)	196	2,501
Hanesbrands, Inc.(a)	168	1,322
Hasbro, Inc.	3	215
iRobot Corp.†(a)*	269	11,002
La-Z-Boy, Inc.	183	3,761
Leggett & Platt, Inc.	70	1,868
Lennar Corp., Class A	36	1,375
Levi Strauss & Co., Class A(a)	51	634
Lululemon Athletica, Inc.*	14	2,654
Malibu Boats, Inc., Class A*	55	1,583
Meritage Homes Corp.*	1	37
Mohawk Industries, Inc.*	34	2,592
Newell Brands, Inc.(a)	195	2,590
NIKE, Inc., Class B	26	2,151
Oxford Industries, Inc.(a)	36	1,305
Polaris, Inc.†	88	4,237
PulteGroup, Inc.	4	89
PVH Corp.	39	1,468
Ralph Lauren Corp.	35	2,339
Skyline Champion Corp.*	52	815
Sonos, Inc.*	181	1,535
Steven Madden Ltd.†	403	9,362
Tapestry, Inc.	129	1,671
Tempur Sealy International, Inc.†*	209	9,135
TopBuild Corp.†*	5	358
Under Armour, Inc., Class C*	209	1,685
Universal Electronics, Inc.*	82	3,146
VF Corp.†	182	9,843
Vista Outdoor, Inc.*	310	2,728
Whirlpool Corp.	30	2,574
Wolverine World Wide, Inc.†	287	4,362

		116,113

Consumer Services — 2.8%
Bloomin’ Brands, Inc.†	666	4,755
Boyd Gaming Corp.	218	3,144
Bright Horizons Family Solutions, Inc.*	6	612
Carnival Corp. (Panama)†	11	145
Chipotle Mexican Grill, Inc.*	1	654
Choice Hotels International, Inc.(a)	35	2,144

The accompanying notes are an integral part of the financial statements.

57

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Cracker Barrel Old Country Store, Inc.†(a)	60	$4,993
Darden Restaurants, Inc.	56	3,050
Denny’s Corp.*	122	937
Dine Brands Global, Inc.(a)	53	1,520
El Pollo Loco Holdings, Inc.(a)*	67	566
Eldorado Resorts, Inc.(a)*	51	734
Graham Holdings Co., Class B	7	2,388
H&R Block, Inc.(a)	22	310
Hilton Worldwide Holdings, Inc.	5	341
Hyatt Hotels Corp., Class A†(a)	231	11,065
International Game Technology PLC (United Kingdom)	85	506
Jack in the Box, Inc.(a)	97	3,400
Las Vegas Sands Corp.	11	467
Laureate Education, Inc., Class A*	98	1,030
Marriott International, Inc., Class A	5	374
McDonald’s Corp.†	13	2,150
MGM Resorts International	233	2,749
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	3	33
Perdoceo Education Corp.†*	349	3,766
Red Rock Resorts, Inc., Class A	203	1,736
Restaurant Brands International, Inc. (Canada)†	39	1,561
Royal Caribbean Cruises Ltd. (Liberia)	3	97
SeaWorld Entertainment, Inc.*	57	628
Starbucks Corp.	17	1,118
Strategic Education, Inc.	21	2,935
Texas Roadhouse, Inc.	1	41
Vail Resorts, Inc.	1	148
Wyndham Hotels & Resorts, Inc.†	124	3,907
Wynn Resorts Ltd.(a)	1	60
Yum! Brands, Inc.†	140	9,594

		73,658

Diversified Financials — 7.9%
American Express Co.†	373	31,933
Ameriprise Financial, Inc.	1	102
Bank of New York Mellon Corp. (The)	14	472
Berkshire Hathaway, Inc., Class B†*	573	104,762
BlackRock, Inc.†	82	36,078
Capital One Financial Corp.	8	403
Cboe Global Markets, Inc.	2	178

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Charles Schwab Corp. (The)(a)	22	$740
CME Group, Inc.	5	865
Discover Financial Services†	143	5,101
E*TRADE Financial Corp.	3	103
Franklin Resources, Inc.†(a)	267	4,456
Goldman Sachs Group, Inc. (The)	5	773
Intercontinental Exchange, Inc.	9	727
Invesco Ltd. (Bermuda)(a)	238	2,161
MarketAxess Holdings, Inc.	1	333
Moody’s Corp.†	4	846
Morgan Stanley	27	918
MSCI, Inc.	1	289
Nasdaq, Inc.	2	190
Northern Trust Corp.	3	226
Raymond James Financial, Inc.	2	126
S&P Global, Inc.†	4	980
State Street Corp.	6	320
Synchrony Financial	284	4,570
T Rowe Price Group, Inc.†	128	12,499

		210,151

Energy — 6.4%
Apache Corp.(a)	6	25
Apergy Corp.(a)*	43	247
Cabot Oil & Gas Corp.	6	103
Cactus, Inc., Class A	218	2,529
Canadian Natural Resources Ltd. (Canada)†	456	6,179
Cenovus Energy, Inc. (Canada)	1,379	2,786
Chevron Corp.†	295	21,376
Concho Resources, Inc.†	92	3,942
ConocoPhillips†	501	15,431
Core Laboratories NV (Netherlands)†	387	4,002
CVR Energy, Inc.†(a)	389	6,430
Devon Energy Corp.	6	41
Diamondback Energy, Inc.(a)	2	52
DMC Global, Inc.†(a)	179	4,119
Dorian LPG Ltd. (Marshall Islands)†*	353	3,075
EOG Resources, Inc.†	268	9,627
Exxon Mobil Corp.†	327	12,416
Frank’s International NV (Netherlands)*	469	1,215
Halliburton Co.†	414	2,836
Helmerich & Payne, Inc.(a)	51	798
Hess Corp.(a)	6	200

The accompanying notes are an integral part of the financial statements.

58

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
HollyFrontier Corp.	80	$1,961
Imperial Oil Ltd. (Canada)(a)	98	1,104
Kinder Morgan, Inc.†	1,046	14,560
Magnolia Oil & Gas Corp., Class A*	314	1,256
Marathon Oil Corp.(a)	13	43
Marathon Petroleum Corp.†	300	7,086
National Oilwell Varco, Inc.(a)	179	1,760
Noble Energy, Inc.	8	48
Occidental Petroleum Corp.(a)	14	162
Oceaneering International, Inc.*	373	1,097
ONEOK, Inc.	7	153
Patterson-UTI Energy, Inc.(a)	368	865
Phillips 66†	204	10,945
Pioneer Natural Resources Co.	2	140
Renewable Energy Group, Inc.*	174	3,572
Schlumberger Ltd. (Curacao)†	639	8,620
Select Energy Services, Inc., Class A*	180	581
Solaris Oilfield Infrastructure, Inc., Class A(a)	170	892
Suncor Energy, Inc. (Canada)†	526	8,311
TechnipFMC PLC (United Kingdom)	235	1,584
Tidewater, Inc.*	8	57
Valero Energy Corp.†	189	8,573
Vermilion Energy, Inc. (Canada)	129	401
Williams Cos., Inc. (The)	16	226

		171,426

Food & Staples Retailing — 1.7%
Casey’s General Stores, Inc.	1	132
Costco Wholesale Corp.	5	1,426
Kroger Co. (The)	14	422
Rite Aid Corp.†*	241	3,615
Sysco Corp.†	9	411
United Natural Foods, Inc.*	79	725
Walgreens Boots Alliance, Inc.†	14	640
Walmart, Inc.†	325	36,926
Weis Markets, Inc.	19	792

		45,089

Food, Beverage & Tobacco — 4.0%
Altria Group, Inc.†	858	33,179
Archer-Daniels-Midland Co.†	270	9,499
Brown-Forman Corp., Class B(a)	7	389
Bunge Ltd. (Bermuda)†	172	7,057
Campbell Soup Co.†	144	6,647

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Celsius Holdings, Inc.(a) *	23	$97
Coca-Cola Co. (The)†	70	3,098
Conagra Brands, Inc.	8	235
Constellation Brands, Inc., Class A	4	573
Fresh Del Monte Produce, Inc. (Cayman Islands)	12	331
General Mills, Inc.†	10	528
Hain Celestial Group, Inc. (The)†(a)*	182	4,727
Hershey Co. (The)†	61	8,082
Hormel Foods Corp.(a)	9	420
JM Smucker Co. (The)	1	111
John B. Sanfilippo & Son, Inc.†	36	3,218
Kellogg Co.	5	300
Kraft Heinz Co. (The)†	20	495
Lamb Weston Holdings, Inc.†	31	1,770
McCormick & Co., Inc., non-voting shares	2	282
Molson Coors Beverage Co., Class B(a)	49	1,911
Mondelez International, Inc., Class A†	23	1,152
Monster Beverage Corp.*	9	506
National Beverage Corp.†(a)*	95	4,052
PepsiCo, Inc.†	23	2,762
Philip Morris International, Inc.†	25	1,824
Primo Water Corp. (Canada)	106	960
Turning Point Brands, Inc.(a)	65	1,372
Tyson Foods, Inc., Class A†	170	9,838

		105,415

Health Care Equipment & Services — 7.7%
Abbott Laboratories†	30	2,367
ABIOMED, Inc.*	2	290
Alcon, Inc. (Switzerland)*	56	2,846
Align Technology, Inc.*	1	174
AmerisourceBergen Corp.	3	266
AMN Healthcare Services, Inc.*	36	2,081
Antares Pharma, Inc.*	154	363
Anthem, Inc.	5	1,135
Apollo Medical Holdings, Inc.*	18	233
Baxter International, Inc.	7	568
Becton Dickinson and Co.	3	689
Boston Scientific Corp.*	19	620
Brookdale Senior Living, Inc.*	226	705
Cardinal Health, Inc.†	5	240

The accompanying notes are an integral part of the financial statements.

59

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Centene Corp.†*	7	$416
Cerner Corp.	5	315
Cigna Corp.	6	1,063
CONMED Corp.†	96	5,498
Cooper Cos., Inc. (The)	2	551
Covetrus, Inc.(a)*	2	16
CVS Health Corp.†	536	31,801
Danaher Corp.†	80	11,073
DaVita, Inc.†*	69	5,248
DENTSPLY SIRONA, Inc.†	102	3,961
DexCom, Inc.†*	39	10,502
Edwards Lifesciences Corp.*	2	377
Envista Holdings Corp.*	142	2,121
Hanger, Inc.*	49	763
HCA Healthcare, Inc.	26	2,336
Henry Schein, Inc.*	67	3,385
Hologic, Inc.*	4	140
Humana, Inc.†	3	942
IDEXX Laboratories, Inc.*	1	242
Integer Holdings Corp.*	43	2,703
Integra LifeSciences Holdings Corp.*	63	2,814
Intuitive Surgical, Inc.*	1	495
Laboratory Corp. of America Holdings*	2	253
Lantheus Holdings, Inc.†*	340	4,338
LivaNova PLC (United Kingdom)*	52	2,353
McKesson Corp.	3	406
MEDNAX, Inc.*	59	687
Medtronic PLC (Ireland)†	619	55,822
National Research Corp.	4	182
Natus Medical, Inc.*	81	1,874
NextGen Healthcare, Inc.*	28	292
Novocure Ltd. (Jersey)*	9	606
Owens & Minor, Inc.	113	1,034
Patterson Cos., Inc.(a)	202	3,089
Quest Diagnostics, Inc.†	62	4,979
RadNet, Inc.*	22	231
ResMed, Inc.	2	295
Select Medical Holdings Corp.*	236	3,540
STAAR Surgical Co.†(a)*	130	4,194
STERIS PLC (Ireland)	2	280
Stryker Corp.	4	666
Teladoc Health, Inc.†(a)*	66	10,231
Teleflex, Inc.	1	293

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
UnitedHealth Group, Inc.†	16	$3,990
Universal Health Services, Inc., Class B	41	4,062
Vapotherm, Inc.*	7	132
Varian Medical Systems, Inc.*	2	205
Wright Medical Group NV (Netherlands)*	38	1,089
Zimmer Biomet Holdings, Inc.	3	303

		204,765

Household & Personal Products — 1.2%
Church & Dwight Co., Inc.	4	257
Clorox Co. (The)	2	346
Colgate-Palmolive Co.†	14	929
Coty, Inc., Class A(a)	10	52
elf Beauty, Inc.†*	493	4,851
Estee Lauder Cos., Inc. (The), Class A	6	956
Inter Parfums, Inc.	20	927
Kimberly-Clark Corp.	5	639
Procter & Gamble Co. (The)†	202	22,220

		31,177

Insurance — 5.2%
Aflac, Inc.†	335	11,471
Allstate Corp. (The)†	6	550
American International Group, Inc.	12	291
Aon PLC (United Kingdom)†	108	17,824
Arthur J Gallagher & Co.	3	245
Assurant, Inc.	29	3,019
Chubb Ltd. (Switzerland)†	208	23,232
Cincinnati Financial Corp.†	82	6,187
Everest Re Group Ltd. (Bermuda)†	2	385
Globe Life, Inc.	50	3,598
Hartford Financial Services Group, Inc. (The)†	166	5,850
Lincoln National Corp.	3	79
Loews Corp.†	125	4,354
Marsh & McLennan Cos., Inc.†	266	22,998
MetLife, Inc.†	422	12,901
Principal Financial Group, Inc.	5	157
Progressive Corp. (The)	10	738
Prudential Financial, Inc.	180	9,385
Travelers Cos., Inc. (The)†	118	11,723
Unum Group	3	45
Willis Towers Watson PLC (Ireland)	2	340

The accompanying notes are an integral part of the financial statements.

60

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
WR Berkley Corp.	84	$4,382

		139,754

Materials — 7.5%
Air Products & Chemicals, Inc.	3	599
Alamos Gold, Inc., Class A (Canada)	7	35
Albemarle Corp.(a)	1	56
Alcoa Corp.*	1	6
Allegheny Technologies, Inc.†*	572	4,862
Amcor PLC (Jersey)†(a)	740	6,009
Ashland Global Holdings, Inc.†	160	8,011
Avery Dennison Corp.	39	3,973
Axalta Coating Systems Ltd. (Bermuda)†*	379	6,545
Ball Corp.†	6	388
Boise Cascade Co.†	205	4,875
Cabot Corp.†	235	6,138
Celanese Corp.†	56	4,110
Century Aluminum Co.*	353	1,278
CF Industries Holdings, Inc.	3	82
Chemours Co. (The)†	525	4,657
Coeur Mining, Inc.†*	1,281	4,112
Commercial Metals Co.†	572	9,032
Compass Minerals International, Inc.	2	77
Corteva, Inc.†	350	8,225
Dow, Inc.†	13	380
DuPont de Nemours, Inc.†	12	409
Eagle Materials, Inc.	27	1,577
Eastman Chemical Co.	63	2,935
Ecolab, Inc.	4	623
Equinox Gold Corp. (Canada)*	45	298
First Majestic Silver Corp. (Canada)†*	781	4,834
FMC Corp.†	69	5,637
Forterra, Inc.*	279	1,668
Franco-Nevada Corp. (Canada)	47	4,677
Freeport-McMoRan, Inc.	24	162
FutureFuel Corp.	70	789
Hecla Mining Co.†	4,631	8,428
Innospec, Inc.	30	2,085
International Flavors & Fragrances, Inc.(a)	1	102
International Paper Co.	181	5,635
Kaiser Aluminum Corp.†	79	5,473
Kinross Gold Corp. (Canada)*	160	637
Kronos Worldwide, Inc.	269	2,270

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Linde PLC (Ireland)†	8	$1,384
LyondellBasell Industries NV, Class A (Netherlands)†	154	7,643
Martin Marietta Materials, Inc.†	2	378
Materion Corp.	3	105
Mosaic Co. (The)	175	1,894
Neenah, Inc.	11	474
Newmont Corp.	11	498
Novagold Resources, Inc. (Canada)*	94	694
Nucor Corp.†	140	5,043
Packaging Corp. of America	1	87
Pan American Silver Corp. (Canada)†	384	5,503
PolyOne Corp.†	441	8,366
PPG Industries, Inc.†	125	10,450
Schweitzer-Mauduit International, Inc.†	123	3,422
Sealed Air Corp.	72	1,779
Sherwin-Williams Co. (The)	1	460
Southern Copper Corp.(a)	126	3,548
SSR Mining, Inc. (Canada)*	257	2,925
Summit Materials, Inc., Class A†(a)*	525	7,875
Tredegar Corp.	49	766
Vulcan Materials Co.†	61	6,592
Westrock Co.	4	113
Worthington Industries, Inc.†	97	2,546
Yamana Gold, Inc. (Canada)†	2,152	5,918

		200,152

Media & Entertainment — 6.4%
Activision Blizzard, Inc.	13	773
Alphabet, Inc., Class A†*	73	84,822
ANGI Homeservices, Inc., Class A(a)*	3	16
Charter Communications, Inc., Class A†*	3	1,309
Cinemark Holdings, Inc.	10	102
Comcast Corp., Class A†	76	2,613
Discovery, Inc., Class A*	11	214
DISH Network Corp., Class A*	9	180
Electronic Arts, Inc.*	5	501
Facebook, Inc., Class A†*	288	48,039
Fox Corp., Class A†	70	1,654
Glu Mobile, Inc.*	225	1,415
Interpublic Group of Cos., Inc. (The)(a)	179	2,898
Live Nation Entertainment, Inc.(a)*	3	136

The accompanying notes are an integral part of the financial statements.

61

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Netflix, Inc.*	5	$1,878
News Corp., Class A	10	90
Omnicom Group, Inc.†	101	5,545
Scholastic Corp.	27	688
Take-Two Interactive Software, Inc.*	1	119
TechTarget, Inc.*	122	2,514
TripAdvisor, Inc.†	104	1,809
Twitter, Inc.*	11	270
ViacomCBS, Inc., Class B	11	154
Walt Disney Co. (The)	29	2,801
Yelp, Inc.†*	320	5,770
Zynga, Inc., Class A*	470	3,220

		169,530

Pharmaceuticals, Biotechnology & Life Sciences — 10.4%
AbbVie, Inc.†	116	8,838
ACADIA Pharmaceuticals, Inc.(a)*	30	1,268
Acceleron Pharma, Inc.*	11	989
Agilent Technologies, Inc.	4	286
Akcea Therapeutics, Inc.(a)*	121	1,730
Alexion Pharmaceuticals, Inc.†*	32	2,873
Alkermes PLC (Ireland)*	22	317
Allergan PLC (Ireland)†	33	5,844
Alnylam Pharmaceuticals, Inc.(a)*	22	2,395
Amgen, Inc.†	9	1,825
Anika Therapeutics, Inc.†*	160	4,626
Arcus Biosciences, Inc.*	6	83
Ardelyx, Inc.*	1	6
Arrowhead Pharmaceuticals, Inc.(a)*	47	1,352
BioCryst Pharmaceuticals, Inc.*	153	306
Biogen, Inc.†*	95	30,056
BioMarin Pharmaceutical, Inc.(a)*	25	2,112
Bio-Rad Laboratories, Inc., Class A†*	10	3,506
Bristol-Myers Squibb Co.†	38	2,118
Catalyst Pharmaceuticals, Inc.(a)*	444	1,709
Charles River Laboratories International, Inc.†*	41	5,175
ChemoCentryx, Inc.*	10	402
Coherus Biosciences, Inc.(a)*	42	681
Dicerna Pharmaceuticals, Inc.*	25	459
Eli Lilly & Co.†	17	2,358
Emergent BioSolutions, Inc.†*	50	2,893
Forty Seven, Inc.*	1	95
Gilead Sciences, Inc.	21	1,570
Horizon Therapeutics PLC (Ireland)*	16	474

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Illumina, Inc.*	1	$273
ImmunoGen, Inc.*	763	2,602
Incyte Corp.*	2	146
Inovio Pharmaceuticals, Inc.(a)*	201	1,495
Ionis Pharmaceuticals, Inc.†(a)*	157	7,423
IQVIA Holdings, Inc.*	2	216
Johnson & Johnson†	43	5,639
Kadmon Holdings, Inc.*	23	96
Merck & Co., Inc.†	948	72,939
Mettler-Toledo International, Inc.*	1	691
Moderna, Inc.(a)*	19	569
Mylan NV (Netherlands)*	8	119
Natera, Inc.*	2	60
Pacira BioSciences, Inc.*	114	3,822
PerkinElmer, Inc.(a)	1	75
Perrigo Co. PLC (Ireland)	2	96
Pfizer, Inc.†	2,338	76,312
Ra Pharmaceuticals, Inc.	3	144
Radius Health, Inc.*	71	923
Regeneron Pharmaceuticals, Inc.†*	14	6,836
Seattle Genetics, Inc.*	8	923
Syneos Health, Inc.*	55	2,168
Thermo Fisher Scientific, Inc.	6	1,702
Vanda Pharmaceuticals, Inc.†*	424	4,393
Vertex Pharmaceuticals, Inc.*	3	714
Waters Corp.*	1	182
Zoetis, Inc.	8	942

		277,846

Real Estate — 4.2%
Alexandria Real Estate Equities, Inc., REIT†	56	7,675
American Tower Corp., REIT	5	1,089
Apartment Investment & Management Co., Class A, REIT	69	2,425
AvalonBay Communities, Inc., REIT†	65	9,566
Boston Properties, Inc., REIT	45	4,150
CBRE Group, Inc., Class A†*	177	6,675
Crown Castle International Corp., REIT	5	722
Digital Realty Trust, Inc., REIT(a)	3	417
Duke Realty Corp., REIT	5	162
Equinix, Inc., REIT	1	625
Equity Residential, REIT	132	8,146

The accompanying notes are an integral part of the financial statements.

62

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Essex Property Trust, Inc., REIT†	31	$6,827
Extra Space Storage, Inc., REIT	23	2,202
Federal Realty Investment Trust, REIT	35	2,611
Healthpeak Properties, Inc., REIT	8	191
Host Hotels & Resorts, Inc., REIT	11	121
Iron Mountain, Inc., REIT(a)	4	95
Kimco Realty Corp., REIT(a)	7	68
Mid-America Apartment Communities, Inc., REIT†	53	5,461
Prologis, Inc., REIT†	10	804
Public Storage, REIT	73	14,499
Realty Income Corp., REIT†	154	7,679
Regency Centers Corp., REIT	75	2,882
SBA Communications Corp., REIT	1	270
Simon Property Group, Inc., REIT†	141	7,735
SL Green Realty Corp., REIT	1	43
UDR, Inc., REIT†	136	4,969
Ventas, Inc., REIT†	171	4,583
Vornado Realty Trust, REIT	3	109
Welltower, Inc., REIT†	91	4,166
Weyerhaeuser Co., REIT	344	5,831

		112,798

Retailing — 13.3%
1-800-Flowers.com, Inc., Class A*	157	2,077
Abercrombie & Fitch Co., Class A†(a)	672	6,108
Advance Auto Parts, Inc.	11	1,027
Amazon.com, Inc.†*	54	105,285
American Eagle Outfitters, Inc.	783	6,225
AutoNation, Inc.†*	93	2,610
AutoZone, Inc.*	1	846
Best Buy Co., Inc.†	120	6,840
Big Lots, Inc.(a)	4	57
Booking Holdings, Inc.†*	20	26,906
Boot Barn Holdings, Inc.(a)*	54	698
Buckle, Inc. (The)†(a)	400	5,484
Burlington Stores, Inc.†*	39	6,180
Camping World Holdings, Inc., Class A(a)	292	1,661
CarMax, Inc.(a)*	3	161
Children’s Place, Inc. (The)(a)	70	1,369
Designer Brands, Inc., Class A(a)	137	682
Dick’s Sporting Goods, Inc.†(a)	373	7,930
Dillard’s, Inc., Class A(a)	90	3,326

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Dollar General Corp.†	107	$16,158
Dollar Tree, Inc.*	4	294
eBay, Inc.†	368	11,062
Etsy, Inc.(a)*	92	3,536
Expedia Group, Inc.†	70	3,939
Foot Locker, Inc.†	547	12,061
Gap, Inc. (The)(a)	195	1,373
Genuine Parts Co.†	77	5,184
Guess?, Inc.†(a)	637	4,312
Home Depot, Inc. (The)†	17	3,174
Hudson Ltd., Class A (Bermuda)*	86	432
Kohl’s Corp.(a)	72	1,050
L Brands, Inc.	4	46
LKQ Corp.*	142	2,912
Lowe’s Cos., Inc.†	13	1,119
Macy’s, Inc.(a)	144	707
National Vision Holdings, Inc.*	253	4,913
Nordstrom, Inc.(a)	37	568
Office Depot, Inc.	1,977	3,242
O’Reilly Automotive, Inc.*	1	301
RH†(a)*	109	10,951
Ross Stores, Inc.†	152	13,220
Shoe Carnival, Inc.(a)	13	270
Signet Jewelers Ltd. (Bermuda)(a)	205	1,322
Sleep Number Corp.(a)*	122	2,338
Target Corp.†	219	20,361
Tiffany & Co.	3	388
TJX Cos., Inc. (The)†	553	26,439
Tractor Supply Co.	1	85
Ulta Beauty, Inc.†*	27	4,744
Urban Outfitters, Inc.(a)*	58	826
Williams-Sonoma, Inc.†(a)	182	7,739
Zumiez, Inc.†*	235	4,070

		354,608

Semiconductors & Semiconductor Equipment — 2.7%
Advanced Micro Devices, Inc.*	18	819
Amkor Technology, Inc.†*	580	4,518
Analog Devices, Inc.	7	628
Applied Materials, Inc.†	15	687
Broadcom, Inc.	7	1,660
Brooks Automation, Inc.†	285	8,692
Cabot Microelectronics Corp.	4	457
CEVA, Inc.*	28	698
Cirrus Logic, Inc.†*	69	4,528

The accompanying notes are an integral part of the financial statements.

63

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Enphase Energy, Inc.†*	270	$8,718
First Solar, Inc.(a)*	24	865
FormFactor, Inc.†*	109	2,190
Ichor Holdings Ltd. (Cayman Islands)*	38	728
Intel Corp.†	73	3,951
KLA Corp.†	3	431
Lam Research Corp.†	3	720
Lattice Semiconductor Corp.†*	19	339
MACOM Technology Solutions Holdings, Inc.(a)*	31	587
Maxim Integrated Products, Inc.	4	194
Microchip Technology, Inc.(a)	5	339
Micron Technology, Inc.*	19	799
NeoPhotonics Corp.*	7	51
NVIDIA Corp.	8	2,109
PDF Solutions, Inc.*	84	984
Photronics, Inc.*	356	3,653
Qorvo, Inc.†*	20	1,613
QUALCOMM, Inc.	19	1,285
Skyworks Solutions, Inc.	2	179
Synaptics, Inc.†*	223	12,905
Texas Instruments, Inc.†	16	1,599
Ultra Clean Holdings, Inc.†*	372	5,134
Veeco Instruments, Inc.*	1	10
Xilinx, Inc.	4	312

		72,382

Software & Services — 9.6%
Accenture PLC, Class A (Ireland)†	13	2,122
Adobe, Inc.*	6	1,909
Agilysys, Inc.*	31	518
Akamai Technologies, Inc.*	3	274
Alliance Data Systems Corp.	26	875
Alteryx, Inc., Class A†*	83	7,899
Amdocs, Ltd. (Guernsey)	48	2,639
American Software, Inc., Class A	28	398
ANSYS, Inc.*	1	232
Atlassian Corp. PLC, Class A (United Kingdom)*	21	2,882
Autodesk, Inc.*	2	312
Automatic Data Processing, Inc.	8	1,093
Black Knight, Inc.*	38	2,206
Blackbaud, Inc.	4	222
Blackline, Inc.*	8	421

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Broadridge Financial Solutions, Inc.	2	$190
Cadence Design Systems, Inc.*	4	264
Cardtronics PLC, Class A (United Kingdom)*	32	669
CGI, Inc. (Canada)*	10	544
Citrix Systems, Inc.	2	283
Cloudera, Inc.*	43	338
Cognizant Technology Solutions Corp., Class A†	64	2,974
CoreLogic, Inc.	52	1,588
Coupa Software, Inc.(a)*	33	4,611
Descartes Systems Group, Inc. (The) (Canada)*	12	413
Digital Turbine, Inc.*	73	315
DocuSign, Inc.*	1	92
Dropbox, Inc., Class A*	157	2,842
DXC Technology Co.	4	52
Elastic NV (Netherlands)*	10	558
Euronet Worldwide, Inc.†*	19	1,629
Everbridge, Inc.(a)*	5	532
Fidelity National Information Services, Inc.	8	973
Fiserv, Inc.*	8	760
FleetCor Technologies, Inc.*	1	187
ForeScout Technologies, Inc.*	45	1,422
Fortinet, Inc.*	3	304
Gartner, Inc.*	1	100
Global Payments, Inc.	4	577
GoDaddy, Inc., Class A†*	98	5,597
Hackett Group, Inc. (The)	115	1,463
International Business Machines Corp.†	235	26,069
Intuit, Inc.	5	1,150
Jack Henry & Associates, Inc.	1	155
Leidos Holdings, Inc.†	77	7,057
Mastercard, Inc., Class A†	17	4,107
MAXIMUS, Inc.	54	3,143
Microsoft Corp.†	495	78,066
MicroStrategy, Inc., Class A*	32	3,779
Mitek Systems, Inc.*	13	102
MongoDB, Inc.(a)*	4	546
NortonLifeLock, Inc.	10	187
Nuance Communications, Inc.*	28	470
OneSpan, Inc.*	37	672

The accompanying notes are an integral part of the financial statements.

64

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Oracle Corp.†	58	$2,803
Paychex, Inc.	166	10,445
Paycom Software, Inc.(a)*	1	202
PayPal Holdings, Inc.†*	20	1,915
Perficient, Inc.*	70	1,896
Progress Software Corp.	20	640
PTC, Inc.†(a)*	137	8,386
RingCentral, Inc., Class A*	3	636
Sabre Corp.	110	652
SailPoint Technologies Holding, Inc.*	11	167
salesforce.com, Inc.*	11	1,584
Science Applications International Corp.	27	2,015
SecureWorks Corp., Class A(a)*	8	92
ServiceNow, Inc.*	2	573
ShotSpotter, Inc.*	22	605
Sprout Social, Inc., Class A(a)*	36	575
SPS Commerce, Inc.*	30	1,395
Square, Inc., Class A†*	156	8,171
SS&C Technologies Holdings, Inc.†	147	6,442
SVMK, Inc.*	85	1,148
Synopsys, Inc.*	2	258
TiVo Corp.†	730	5,168
VeriSign, Inc.*	1	180
Virtusa Corp.*	112	3,181
Visa, Inc., Class A†	36	5,800
Western Union Co. (The)†	230	4,170
WEX, Inc.†*	82	8,573
Workday, Inc., Class A*	7	912
Workiva, Inc.*	5	162

		257,528

Technology Hardware & Equipment — 11.5%
Amphenol Corp., Class A	5	364
Apple, Inc.†	712	181,054
Arista Networks, Inc.*	1	203
Arrow Electronics, Inc.†*	69	3,579
Avnet, Inc.†	161	4,041
Badger Meter, Inc.	1	54
Calix, Inc.*	119	843
CDW Corp.	2	187
Celestica, Inc. (Canada)*	402	1,407
Cisco Systems, Inc.†	1,066	41,904
Coherent, Inc.(a)*	5	532
Comtech Telecommunications Corp.	30	399

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Corning, Inc.	266	$5,464
EchoStar Corp., Class A†*	31	991
ePlus, Inc.*	18	1,127
F5 Networks, Inc.*	8	853
FLIR Systems, Inc.	62	1,977
Hewlett Packard Enterprise Co.	22	214
HP, Inc.†	501	8,697
InterDigital, Inc.†	143	6,382
IPG Photonics Corp.(a)*	1	110
Juniper Networks, Inc.	155	2,967
Keysight Technologies, Inc.*	3	251
Lumentum Holdings, Inc.†*	161	11,866
Methode Electronics, Inc.†	50	1,322
Motorola Solutions, Inc.†	12	1,595
NCR Corp.(a)*	94	1,664
NetApp, Inc.	3	125
NetScout Systems, Inc.†*	187	4,426
Plexus Corp.†*	122	6,656
Sanmina Corp.†*	123	3,355
ScanSource, Inc.*	16	342
Seagate Technology PLC (Ireland)	4	195
Super Micro Computer, Inc.*	44	936
SYNNEX Corp.†	99	7,237
TE Connectivity Ltd. (Switzerland)†	5	315
Trimble, Inc.†*	47	1,496
Western Digital Corp.	5	208
Xerox Holdings Corp.	117	2,216
Zebra Technologies Corp., Class A*	1	184

		307,738

Telecommunication Services — 6.0%
AT&T, Inc.†	2,613	76,169
ATN International, Inc.	17	998
BCE, Inc. (Canada)	12	490
CenturyLink, Inc.(a)	18	170
Iridium Communications, Inc.*	110	2,456
Rogers Communications, Inc., Class B (Canada)	3	125
T-Mobile US, Inc.*	12	1,007
Verizon Communications, Inc.†	1,485	79,789
Vonage Holdings Corp.*	6	43

		161,247

Transportation — 1.5%
Alaska Air Group, Inc.	65	1,851
American Airlines Group, Inc.(a)	7	85

The accompanying notes are an integral part of the financial statements.

65

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
CH Robinson Worldwide, Inc.(a)	2	$132
CSX Corp.†	12	688
Delta Air Lines, Inc.†	297	8,473
Expeditors International of Washington, Inc.	2	133
FedEx Corp.	5	606
Forward Air Corp.	8	405
Hub Group, Inc., Class A†*	96	4,365
JB Hunt Transport Services, Inc.	1	92
JetBlue Airways Corp.*	176	1,575
Kansas City Southern†	1	127
Kirby Corp.(a)*	39	1,695
Norfolk Southern Corp.	4	584
Old Dominion Freight Line, Inc.	3	394
Schneider National, Inc., Class B†	223	4,313
Southwest Airlines Co.†	240	8,546
Union Pacific Corp.†	12	1,692
United Airlines Holdings, Inc.†*	116	3,660
United Parcel Service, Inc., Class B	15	1,401

		40,817

Utilities — 0.7%
AES Corp.	77	1,047
Alliant Energy Corp.	4	193
Ameren Corp.	5	364
American Electric Power Co., Inc.	6	480
American Water Works Co., Inc.	2	239
Atmos Energy Corp.	1	99
CenterPoint Energy, Inc.	7	108
CMS Energy Corp.	5	294
Consolidated Edison, Inc.	4	312
Dominion Energy, Inc.	10	722
DTE Energy Co.	3	285
Duke Energy Corp.(a)	12	971
Edison International	4	219
Entergy Corp.	2	188
Evergy, Inc.	3	165
Eversource Energy	4	313
Exelon Corp.	17	626
FirstEnergy Corp.	9	361
Fortis, Inc. (Canada)	18	694
MDU Resources Group, Inc.	148	3,182
NextEra Energy, Inc.	9	2,166
NiSource, Inc.	5	125
NRG Energy, Inc.	115	3,135

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
OGE Energy Corp.	1	$31
Pinnacle West Capital Corp.	1	76
PPL Corp.	10	247
Public Service Enterprise Group, Inc.	8	359
Sempra Energy†	5	565
Southern Co. (The)†	18	975
WEC Energy Group, Inc.	6	529
Xcel Energy, Inc.	7	422

		19,492

TOTAL COMMON STOCKS (Cost $4,101,863)		3,698,423

TOTAL LONG POSITIONS - 138.6%		3,698,423

(Cost $4,101,863)

SHORT POSITIONS — (40.0)%
COMMON STOCKS — (40.0)%
Automobiles & Components — (0.7)%
Dana, Inc.	(37)	(289)
Delphi Technologies PLC (Jersey)*	(516)	(4,154)
LCI Industries	(60)	(4,010)
Thor Industries, Inc.	(250)	(10,545)

		(18,998)

Capital Goods — (3.4)%
Alamo Group, Inc.	(29)	(2,575)
Allison Transmission Holdings, Inc.	(106)	(3,457)
Ameresco, Inc., Class A*	(72)	(1,226)
Apogee Enterprises, Inc.	(10)	(208)
Blue Bird Corp.*	(84)	(918)
BMC Stock Holdings, Inc.*	(11)	(195)
BWX Technologies, Inc.	(39)	(1,900)
Comfort Systems USA, Inc.	(49)	(1,791)
Construction Partners, Inc., Class A*.	(195)	(3,293)
CSW Industrials, Inc.	(5)	(324)
Cubic Corp.	(122)	(5,040)
Foundation Building Materials, Inc.*	(7)	(72)
Gorman-Rupp Co. (The)	(2)	(62)
GrafTech International Ltd.	(293)	(2,379)
Griffon Corp.	(9)	(114)
Herc Holdings, Inc.*	(10)	(205)
Hillenbrand, Inc.	(461)	(8,810)
John Bean Technologies Corp.	(39)	(2,896)

The accompanying notes are an integral part of the financial statements.

66

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Kratos Defense & Security Solutions, Inc.*	(357)	$(4,941)
MasTec, Inc.*	(231)	(7,560)
Maxar Technologies, Inc.	(273)	(2,916)
Meritor, Inc.*	(405)	(5,366)
Moog, Inc., Class A	(5)	(253)
Mueller Water Products, Inc., Class A	(458)	(3,669)
MYR Group, Inc.*	(22)	(576)
Navistar International Corp.*	(224)	(3,694)
Nordson Corp.	(8)	(1,081)
NV5 Global, Inc.*	(161)	(6,648)
Oshkosh Corp.	(2)	(129)
PGT Innovations, Inc.*	(94)	(789)
Sunrun, Inc.*	(445)	(4,494)
Teledyne Technologies, Inc.*	(1)	(297)
Tennant Co.	(9)	(522)
Toro Co. (The)	(34)	(2,213)
Valmont Industries, Inc.	(18)	(1,907)
Vectrus, Inc.*	(54)	(2,236)
Vicor Corp.*	(133)	(5,924)
Virgin Galactic Holdings, Inc.*	(29)	(429)
Vivint Solar, Inc.*	(100)	(437)

		(91,546)

Commercial & Professional Services — (0.3)%
Brady Corp., Class A	(5)	(226)
BrightView Holdings, Inc.*	(71)	(785)
Forrester Research, Inc.*	(50)	(1,462)
FTI Consulting, Inc.*	(1)	(120)
Harsco Corp.*	(274)	(1,910)
Matthews International Corp., Class A	(47)	(1,137)
Thomson Reuters Corp. (Canada)	(1)	(68)
TrueBlue, Inc.*	(38)	(485)
US Ecology, Inc.	(90)	(2,736)

		(8,929)

Consumer Durables & Apparel — (0.2)%
Acushnet Holdings Corp.	(25)	(643)
American Outdoor Brands Corp.*	(14)	(116)
G-III Apparel Group Ltd.*	(137)	(1,055)
Johnson Outdoors, Inc., Class A	(1)	(63)
Lovesac Co. (The)*	(35)	(204)
Movado Group, Inc.	(47)	(556)
Skechers U.S.A., Inc., Class A*	(32)	(760)
Sturm Ruger & Co., Inc.	(15)	(764)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Toll Brothers, Inc.	(43)	$(828)

		(4,989)

Consumer Services — (0.5)%
Carriage Services, Inc.	(6)	(97)
Cheesecake Factory, Inc. (The)	(1)	(17)
Churchill Downs, Inc.	(4)	(412)
K12, Inc.*	(320)	(6,035)
Lindblad Expeditions Holdings, Inc.*	(52)	(217)
Monarch Casino & Resort, Inc.*	(13)	(365)
Scientific Games Corp.*	(438)	(4,249)
Twin River Worldwide Holdings, Inc.	(2)	(26)
Wendy’s Co. (The)	(115)	(1,711)

		(13,129)

Energy — (2.6)%
Antero Resources Corp.*	(3,562)	(2,539)
Berry Corp.	(137)	(330)
Callon Petroleum Co.*	(2,527)	(1,385)
Centennial Resource Development, Inc., Class A*	(1,668)	(439)
Clean Energy Fuels Corp.*	(152)	(271)
Delek US Holdings, Inc.	(686)	(10,811)
DHT Holdings, Inc. (Marshall Islands)	(146)	(1,120)
Dril-Quip, Inc.*	(18)	(549)
Enerplus Corp. (Canada)	(307)	(454)
EQT Corp.	(753)	(5,324)
Extraction Oil & Gas, Inc.*	(1,111)	(469)
Matador Resources Co.*	(959)	(2,378)
National Energy Services Reunited Corp. (British Virgin Islands)*	(119)	(605)
NexGen Energy Ltd. (Canada)*	(97)	(71)
NexTier Oilfield Solutions, Inc.*	(81)	(95)
Nordic American Tankers Ltd. (Bermuda)	(50)	(226)
Northern Oil and Gas, Inc.*	(4,880)	(3,236)
Par Pacific Holdings, Inc.*	(54)	(383)
Pembina Pipeline Corp. (Canada)	(274)	(5,154)
QEP Resources, Inc.	(112)	(37)
Range Resources Corp.	(2,410)	(5,495)
REX American Resources Corp.*	(9)	(419)
SEACOR Holdings, Inc.*	(3)	(81)
Southwestern Energy Co.*	(5,901)	(9,973)
Talos Energy, Inc.*	(84)	(483)
Unit Corp.*	(350)	(91)
Valaris PLC (United Kingdom)	(2,245)	(1,010)

The accompanying notes are an integral part of the financial statements.

67

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
W&T Offshore, Inc.*	(2,347)	$(3,990)
World Fuel Services Corp.	(41)	(1,032)
WPX Energy, Inc.*	(3,019)	(9,208)

		(67,658)

Food & Staples Retailing — (0.1)%
BJ’s Wholesale Club Holdings, Inc.*	(73)	(1,859)
Grocery Outlet Holding Corp.*	(3)	(103)
Ingles Markets, Inc., Class A	(16)	(579)
PriceSmart, Inc.	(12)	(631)
Village Super Market, Inc., Class A	(6)	(147)

		(3,319)

Food, Beverage & Tobacco — (2.3)%
B&G Foods, Inc.	(242)	(4,378)
Boston Beer Co., Inc. (The), Class A*	(31)	(11,394)
Calavo Growers, Inc.	(31)	(1,788)
Coca-Cola Consolidated, Inc.	(4)	(834)
Darling Ingredients, Inc.*	(264)	(5,061)
Freshpet, Inc.*	(15)	(958)
Lancaster Colony Corp.	(11)	(1,591)
MGP Ingredients, Inc.	(64)	(1,721)
Pilgrim’s Pride Corp.*	(393)	(7,121)
Post Holdings, Inc.*	(88)	(7,301)
Primo Water Corp. (Canada)	(70)	(630)
Simply Good Foods Co. (The)*	(598)	(11,517)
Universal Corp.	(132)	(5,836)
Vector Group Ltd.	(122)	(1,149)

		(61,279)

Health Care Equipment & Services — (4.3)%
1Life Healthcare, Inc.*	(10)	(182)
Acadia Healthcare Co., Inc.*	(9)	(165)
Allscripts Healthcare Solutions, Inc.*	(584)	(4,111)
Amedisys, Inc.*	(17)	(3,120)
Axogen, Inc.*	(42)	(437)
BioTelemetry, Inc.*	(157)	(6,046)
Cantel Medical Corp.	(94)	(3,375)
Cardiovascular Systems, Inc.*	(35)	(1,232)
Chemed Corp.	(2)	(866)
CryoLife, Inc.*	(135)	(2,284)
Encompass Health Corp.	(84)	(5,378)
Ensign Group, Inc. (The)	(43)	(1,617)
Evolent Health, Inc., Class A*	(51)	(277)
Glaukos Corp.*	(224)	(6,913)
HealthEquity, Inc.*	(95)	(4,806)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Hill-Rom Holdings, Inc.	(47)	$(4,728)
HMS Holdings Corp.*	(191)	(4,826)
ICU Medical, Inc.*	(27)	(5,448)
Inogen, Inc.*	(18)	(930)
LeMaitre Vascular, Inc.	(67)	(1,670)
LHC Group, Inc.*	(68)	(9,533)
Livongo Health, Inc.*	(51)	(1,455)
Magellan Health, Inc.*	(66)	(3,175)
Masimo Corp.*	(19)	(3,365)
Mesa Laboratories, Inc.	(21)	(4,748)
Molina Healthcare, Inc.*	(11)	(1,537)
Neogen Corp.*	(1)	(67)
OraSure Technologies, Inc.*	(137)	(1,474)
OrthoPediatrics Corp.*	(25)	(991)
Pennant Group, Inc. (The)*	(4)	(57)
Penumbra, Inc.*	(13)	(2,097)
PetIQ, Inc.*	(208)	(4,832)
Quidel Corp.*	(43)	(4,206)
SI-BONE, Inc.*	(91)	(1,087)
Simulations Plus, Inc.	(5)	(175)
Surgery Partners, Inc.*	(169)	(1,104)
Tabula Rasa HealthCare, Inc.*	(142)	(7,425)
Tivity Health, Inc.*	(111)	(698)
Varex Imaging Corp.*	(34)	(772)
Veeva Systems, Inc., Class A*	(53)	(8,287)

		(115,496)

Household & Personal Products — (0.4)%
BellRing Brands, Inc., Class A*	(48)	(818)
Central Garden & Pet Co., Class A*	(118)	(3,017)
Energizer Holdings, Inc.	(112)	(3,388)
WD-40 Co.	(19)	(3,816)

		(11,039)

Materials — (2.4)%
AdvanSix, Inc.*	(147)	(1,402)
AptarGroup, Inc.	(1)	(100)
Balchem Corp.	(34)	(3,356)
Berry Global Group, Inc.*	(261)	(8,798)
Cleveland-Cliffs, Inc.	(135)	(533)
Domtar Corp.	(100)	(2,164)
Ferro Corp.*	(150)	(1,404)
Fortuna Silver Mines, Inc. (Canada)*	(2,078)	(4,800)
Hudbay Minerals, Inc. (Canada)	(729)	(1,385)
Livent Corp.*	(1,625)	(8,531)

The accompanying notes are an integral part of the financial statements.

68

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Methanex Corp. (Canada)	(318)	$(3,870)
New Gold, Inc. (Canada)*	(2,394)	(1,222)
Norbord, Inc. (Canada)	(191)	(2,261)
Nutrien Ltd. (Canada)	(53)	(1,799)
Olin Corp.	(29)	(338)
PQ Group Holdings, Inc.*	(5)	(54)
Quaker Chemical Corp.	(22)	(2,778)
Ranpak Holdings Corp.*	(5)	(31)
Royal Gold, Inc.	(23)	(2,017)
RPM International, Inc.	(13)	(774)
Sandstorm Gold Ltd. (Canada)*	(12)	(60)
Scotts Miracle-Gro Co. (The)	(25)	(2,560)
Steel Dynamics, Inc.	(38)	(857)
Stepan Co.	(2)	(177)
SunCoke Energy, Inc.	(2)	(8)
Trinseo SA (Luxembourg)	(33)	(598)
Tronox Holdings PLC, Class A (United Kingdom)	(1,238)	(6,165)
Warrior Met Coal, Inc.	(201)	(2,135)
Westlake Chemical Corp.	(58)	(2,214)

		(62,391)

Media & Entertainment — (2.2)%
Altice USA, Inc., Class A*	(324)	(7,222)
AMC Networks, Inc., Class A*	(193)	(4,692)
Cable One, Inc.	(1)	(1,644)
Cars.com, Inc.*	(419)	(1,802)
Clear Channel Outdoor Holdings, Inc.*	(99)	(63)
Emerald Holding, Inc.	(1)	(3)
Entercom Communications Corp., Class A	(17)	(29)
Eventbrite, Inc., Class A*	(145)	(1,058)
EW Scripps Co. (The), Class A	(298)	(2,247)
Gannett Co., Inc.	(757)	(1,120)
Gray Television, Inc.*	(220)	(2,363)
iHeartMedia, Inc., Class A*	(47)	(344)
John Wiley & Sons, Inc., Class A	(6)	(225)
Meredith Corp.	(12)	(147)
Roku, Inc.*	(135)	(11,810)
Sciplay Corp., Class A*	(28)	(267)
Shaw Communications, Inc., Class B (Canada)	(6)	(97)
Sinclair Broadcast Group, Inc., Class A	(667)	(10,725)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
TEGNA, Inc.	(885)	$(9,611)
World Wrestling Entertainment, Inc., Class A	(95)	(3,223)

		(58,692)

Pharmaceuticals, Biotechnology & Life Sciences — (6.7)%
Acorda Therapeutics, Inc.*	(46)	(43)
Adaptive Biotechnologies Corp.*	(20)	(556)
Aimmune Therapeutics, Inc.*	(114)	(1,644)
Akebia Therapeutics, Inc.*	(618)	(4,684)
Alector, Inc.*	(105)	(2,534)
Amneal Pharmaceuticals, Inc.*	(1,074)	(3,737)
Amphastar Pharmaceuticals, Inc.*	(167)	(2,478)
ANI Pharmaceuticals, Inc.*	(68)	(2,770)
Applied Therapeutics, Inc.*	(7)	(229)
Aprea Therapeutics, Inc.*	(2)	(70)
Atreca, Inc., Class A*	(32)	(530)
Aurinia Pharmaceuticals, Inc. (Canada)*	(290)	(4,208)
Avantor, Inc.*	(140)	(1,749)
Avrobio, Inc.*	(63)	(980)
Axsome Therapeutics, Inc.*	(34)	(2,000)
Bausch Health Cos, Inc. (Canada)*	(638)	(9,889)
BioSpecifics Technologies Corp.*	(1)	(57)
Bluebird Bio, Inc.*	(183)	(8,411)
Bruker Corp.	(12)	(430)
Cara Therapeutics, Inc.*	(254)	(3,355)
CareDx, Inc.*	(95)	(2,074)
Castle Biosciences, Inc.*	(8)	(238)
Catalent, Inc.*	(68)	(3,533)
Codexis, Inc.*	(73)	(815)
Corbus Pharmaceuticals Holdings, Inc.*	(23)	(121)
Crinetics Pharmaceuticals, Inc.*	(8)	(118)
CytomX Therapeutics, Inc.*	(1)	(8)
Deciphera Pharmaceuticals, Inc.*	(132)	(5,434)
Denali Therapeutics, Inc.*	(335)	(5,866)
Eagle Pharmaceuticals, Inc.*	(49)	(2,254)
Editas Medicine, Inc.*	(141)	(2,796)
Endo International PLC (Ireland)*	(763)	(2,823)
Epizyme, Inc.*	(149)	(2,311)
Esperion Therapeutics, Inc.*	(65)	(2,049)
FibroGen, Inc.*	(190)	(6,602)
Flexion Therapeutics, Inc.*	(262)	(2,062)
Fluidigm Corp.*	(269)	(683)

The accompanying notes are an integral part of the financial statements.

69

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
G1 Therapeutics, Inc.*	(30)	$(331)
Gossamer Bio, Inc.*	(300)	(3,045)
Harpoon Therapeutics, Inc.*	(4)	(46)
Homology Medicines, Inc.*	(111)	(1,725)
Insmed, Inc.*	(66)	(1,058)
Intersect ENT, Inc.*	(279)	(3,306)
Intra-Cellular Therapies, Inc.*	(20)	(307)
Invitae Corp.*	(477)	(6,520)
Jazz Pharmaceuticals PLC (Ireland)*	(64)	(6,383)
Karuna Therapeutics, Inc.*	(14)	(1,008)
Kura Oncology, Inc.*	(16)	(159)
Ligand Pharmaceuticals, Inc.*	(1)	(73)
Madrigal Pharmaceuticals, Inc.*	(1)	(67)
Magenta Therapeutics, Inc.*	(17)	(107)
MeiraGTx Holdings PLC (Cayman Islands)*	(27)	(363)
Mirati Therapeutics, Inc.*	(30)	(2,306)
Mirum Pharmaceuticals, Inc.*	(3)	(42)
Molecular Templates, Inc.*	(24)	(319)
MyoKardia, Inc.*	(3)	(141)
Myovant Sciences Ltd. (Bermuda)*	(307)	(2,318)
Myriad Genetics, Inc.*	(567)	(8,114)
NGM Biopharmaceuticals, Inc.*	(36)	(444)
PDL BioPharma, Inc.*	(20)	(56)
PRA Health Sciences, Inc.*	(4)	(332)
Prevail Therapeutics, Inc.*	(26)	(317)
Principia Biopharma, Inc.*	(92)	(5,463)
Progenics Pharmaceuticals, Inc.*	(12)	(46)
Provention Bio, Inc.*	(103)	(948)
PTC Therapeutics, Inc.*	(19)	(848)
Quanterix Corp.*	(20)	(367)
Reata Pharmaceuticals, Inc., Class A*	(23)	(3,320)
REGENXBIO, Inc.*	(228)	(7,383)
Replimune Group, Inc.*	(70)	(698)
Revance Therapeutics, Inc.*	(3)	(44)
Rhythm Pharmaceuticals, Inc.*	(29)	(441)
Rocket Pharmaceuticals, Inc.*	(12)	(167)
Rubius Therapeutics, Inc.*	(267)	(1,188)
Sage Therapeutics, Inc.*	(135)	(3,877)
Sarepta Therapeutics, Inc.*	(47)	(4,598)
Satsuma Pharmaceuticals, Inc.*	(3)	(65)
SpringWorks Therapeutics, Inc.*	(9)	(243)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Stoke Therapeutics, Inc.*	(13)	$(298)
Tricida, Inc.*	(185)	(4,070)
United Therapeutics Corp.*	(13)	(1,233)
Vericel Corp.*	(2)	(18)
Viking Therapeutics, Inc.*	(141)	(660)
Voyager Therapeutics, Inc.*	(2)	(18)
Xencor, Inc.*	(221)	(6,603)
Xenon Pharmaceuticals, Inc. (Canada)*	(5)	(57)
Y-mAbs Therapeutics, Inc.*	(68)	(1,775)
ZIOPHARM Oncology, Inc.*	(610)	(1,494)
Zymeworks, Inc. (Canada)*	(114)	(4,044)

		(178,994)

Retailing — (2.9)%
Asbury Automotive Group, Inc.*	(83)	(4,584)
At Home Group, Inc.*	(1,159)	(2,341)
Carvana Co.*	(99)	(5,454)
Five Below, Inc.*	(103)	(7,249)
Group 1 Automotive, Inc.	(110)	(4,869)
Grubhub, Inc.*	(96)	(3,910)
Michaels Cos., Inc. (The)*	(574)	(930)
Monro, Inc.	(143)	(6,265)
Murphy USA, Inc.*	(37)	(3,121)
PetMed Express, Inc.	(71)	(2,043)
Quotient Technology, Inc.*	(212)	(1,378)
Qurate Retail, Inc.*	(1,926)	(11,758)
RealReal, Inc. (The)*	(51)	(358)
Sally Beauty Holdings, Inc.*	(444)	(3,588)
Shutterstock, Inc.	(14)	(450)
Stitch Fix, Inc., Class A*	(170)	(2,159)
Wayfair, Inc., Class A*	(309)	(16,513)

		(76,970)

Semiconductors & Semiconductor Equipment — (1.6)%
Advanced Energy Industries, Inc.*	(202)	(9,795)
Cree, Inc.*	(160)	(5,674)
Diodes, Inc.*	(11)	(447)
Impinj, Inc.*	(17)	(284)
MKS Instruments, Inc.	(86)	(7,005)
ON Semiconductor Corp.*	(897)	(11,159)
Onto Innovation, Inc.*	(154)	(4,569)
Semtech Corp.*	(87)	(3,262)
Silicon Laboratories, Inc.*	(6)	(512)

		(42,707)

The accompanying notes are an integral part of the financial statements.

70

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (4.2)%
8x8, Inc.*	(123)	$(1,705)
ACI Worldwide, Inc.*	(113)	(2,729)
Alarm.com Holdings, Inc.*	(70)	(2,724)
Altair Engineering, Inc., Class A*	(152)	(4,028)
Anaplan, Inc.*	(80)	(2,421)
Appfolio, Inc., Class A*	(22)	(2,441)
Appian Corp.*	(11)	(443)
Aspen Technology, Inc.*	(17)	(1,616)
Avaya Holdings Corp.*	(939)	(7,597)
Benefitfocus, Inc.*	(142)	(1,265)
Bottomline Technologies DE, Inc.*	(62)	(2,272)
CSG Systems International, Inc.	(1)	(42)
Domo, Inc., Class B*	(12)	(119)
Envestnet, Inc.*	(35)	(1,882)
Fair Isaac Corp.*	(2)	(615)
Five9, Inc.*	(2)	(153)
Globant SA (Luxembourg)*	(22)	(1,933)
GreenSky, Inc., Class A*	(29)	(111)
KBR, Inc.	(14)	(290)
LivePerson, Inc.*	(397)	(9,032)
Manhattan Associates, Inc.*	(4)	(199)
ManTech International Corp., Class A	(5)	(363)
Medallia, Inc.*	(7)	(140)
New Relic, Inc.*	(41)	(1,896)
NIC, Inc.	(12)	(276)
Nutanix, Inc., Class A*	(677)	(10,697)
Open Text Corp. (Canada)	(44)	(1,536)
Palo Alto Networks, Inc.*	(5)	(820)
Ping Identity Holding Corp.*	(150)	(3,003)
PROS Holdings, Inc.*	(87)	(2,700)
QAD, Inc., Class A	(1)	(40)
Qualys, Inc.*	(10)	(870)
Slack Technologies, Inc., Class A*	(242)	(6,495)
SolarWinds Corp.*	(9)	(141)
Switch, Inc., Class A	(290)	(4,185)
Sykes Enterprises, Inc.*	(12)	(325)
Telaria, Inc.	(19)	(114)
Trade Desk, Inc. (The), Class A*	(39)	(7,527)
Tucows, Inc., Class A*	(20)	(965)
Upland Software, Inc.*	(100)	(2,682)
Varonis Systems, Inc.*	(28)	(1,783)
VMware, Inc., Class A*	(97)	(11,747)
Yext, Inc.*	(582)	(5,930)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Zuora, Inc., Class A*	(515)	$(4,146)

		(111,998)

Technology Hardware & Equipment — (2.2)%
Casa Systems, Inc.*	(131)	(458)
Cognex Corp.	(9)	(380)
Dell Technologies, Inc., Class C*	(125)	(4,944)
Diebold Nixdorf, Inc.*	(495)	(1,742)
Extreme Networks, Inc.*	(469)	(1,449)
Fabrinet (Cayman Islands)*	(22)	(1,200)
II-VI, Inc.*	(137)	(3,904)
Inseego Corp.*	(621)	(3,869)
Insight Enterprises, Inc.*	(206)	(8,679)
Itron, Inc.*	(8)	(447)
Jabil, Inc.	(51)	(1,253)
KEMET Corp.	(280)	(6,765)
MTS Systems Corp.	(106)	(2,385)
NETGEAR, Inc.*	(289)	(6,601)
nLight, Inc.*	(90)	(944)
PC Connection, Inc.	(25)	(1,030)
Plantronics, Inc.	(552)	(5,553)
Stratasys Ltd. (Israel)*	(310)	(4,944)
Tech Data Corp.*	(3)	(393)
Ubiquiti, Inc.	(11)	(1,557)
ViaSat, Inc.*	(25)	(898)

		(59,395)

Telecommunication Services — (1.1)%
Cincinnati Bell, Inc.*	(139)	(2,035)
Globalstar, Inc.*	(47)	(14)
Shenandoah Telecommunications Co.	(114)	(5,614)
Sprint Corp.*	(1,925)	(16,594)
TELUS Corp. (Canada)	(158)	(2,493)
United States Cellular Corp.*	(109)	(3,193)

		(29,943)

Transportation — (1.0)%
Allegiant Travel Co.	(45)	(3,681)
ArcBest Corp.	(119)	(2,085)
Atlas Air Worldwide Holdings, Inc.*	(194)	(4,980)
Golden Ocean Group Ltd. (Bermuda)	(179)	(560)
Heartland Express, Inc.	(223)	(4,141)
Knight-Swift Transportation Holdings, Inc.	(51)	(1,673)
Landstar System, Inc.	(5)	(479)

The accompanying notes are an integral part of the financial statements.

71

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Concluded)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Lyft, Inc., Class A*	(76)	$(2,041)
Marten Transport Ltd.	(134)	(2,750)
Matson, Inc.	(71)	(2,174)
Ryder System, Inc.	(51)	(1,348)
Universal Logistics Holdings, Inc.	(5)	(66)
XPO Logistics, Inc.*	(2)	(98)

		(26,076)

Utilities — (0.9)%
Algonquin Power & Utilities Corp. (Canada)	(47)	(630)
ALLETE, Inc.	(42)	(2,548)
American States Water Co.	(16)	(1,308)
California Water Service Group	(5)	(252)
Clearway Energy, Inc., Class A	(165)	(2,833)
IDACORP, Inc.	(8)	(702)
Middlesex Water Co.	(13)	(782)
New Jersey Resources Corp.	(65)	(2,208)
Ormat Technologies, Inc.	(51)	(3,451)
SJW Group	(41)	(2,368)
South Jersey Industries, Inc.	(173)	(4,325)
Sunnova Energy International, Inc.*	(85)	(856)
Unitil Corp.	(25)	(1,308)
York Water Co. (The)	(5)	(217)

		(23,788)

TOTAL COMMON STOCK (Proceeds $1,342,983)		(1,067,336)

TOTAL SECURITES SOLD SHORT - (40.0)%		(1,067,336)

(Proceeds $1,342,983)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%		37,736

NET ASSETS - 100.0%		$2,668,823

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $105,803, which was collateralized by $14,352 in cash and $96,355 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.88%, and maturity dates ranging from 4/7/2020 - 11/15/2049.

*	Non-income producing.

PLC     Public Limited Company

REIT    Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

72

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments

March 31, 2020

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 141.1%
COMMON STOCKS — 141.1%
Automobiles & Components — 1.1%
Aptiv PLC (Jersey)	110	$5,416
BorgWarner, Inc.(a)	146	3,558
General Motors Co.†	780	16,208

		25,182

Banks — 2.3%
Bank of America Corp.	101	2,144
Citigroup, Inc.	32	1,348
Citizens Financial Group, Inc.	6	113
Fifth Third Bancorp	205	3,044
First Republic Bank	2	165
JPMorgan Chase & Co.†	139	12,514
KeyCorp.	11	114
M&T Bank Corp.	1	103
People’s United Financial, Inc.	5	55
PNC Financial Services Group, Inc. (The)†	47	4,499
Truist Financial Corp.†	325	10,023
US Bancorp†	499	17,191
Wells Fargo & Co.	48	1,378
Zions Bancorp NA	2	54

		52,745

Capital Goods — 18.9%
3M Co.†	391	53,375
A.O. Smith Corp.(a)	3	113
Allegion PLC (Ireland)†	60	5,521
AMETEK, Inc.†	71	5,113
Arconic, Inc.	302	4,850
Caterpillar, Inc.†	83	9,631
Cummins, Inc.†	106	14,344
Dover Corp.†	103	8,646
Eaton Corp. PLC (Ireland)†	154	11,964
Emerson Electric Co.†	426	20,299
Flowserve Corp.	91	2,174
Fortive Corp.†	172	9,493
Fortune Brands Home & Security, Inc.	98	4,238
General Dynamics Corp.†	202	26,727
Honeywell International, Inc.†	453	60,607
Huntington Ingalls Industries, Inc.	29	5,284
IDEX Corp.	2	276
Illinois Tool Works, Inc.	4	568
Ingersoll Rand, Inc.*	3	74
Lockheed Martin Corp.†	132	44,741
Masco Corp.†	196	6,776

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Northrop Grumman Corp.†	10	$3,026
Pentair PLC (Ireland)	116	3,452
Quanta Services, Inc.	100	3,173
Raytheon Co.†	195	25,574
Snap-on, Inc.(a)	35	3,809
Stanley Black & Decker, Inc.†	108	10,800
Textron, Inc.	3	80
Trane Technologies PLC (Ireland)†	168	13,875
TransDigm Group, Inc.†(a)	37	11,847
United Rentals, Inc.(a)*	16	1,646
United Technologies Corp.†*	595	56,126
Westinghouse Air Brake Technologies Corp.†	132	6,353
Xylem, Inc.	47	3,061

		437,636

Commercial & Professional Services — 0.5%
Cintas Corp.†	34	5,889
Nielsen Holdings PLC (United Kingdom)	227	2,847
Republic Services, Inc.	4	300
Robert Half International, Inc.	81	3,058
Waste Management, Inc.	5	463

		12,557

Consumer Durables & Apparel — 2.1%
Capri Holdings Ltd. (British Virgin Islands)*	104	1,122
DR Horton, Inc.	5	170
Garmin Ltd. (Switzerland)	59	4,423
Hanesbrands, Inc.(a)	253	1,991
Hasbro, Inc.	22	1,574
Leggett & Platt, Inc.	93	2,481
Lennar Corp., Class A	31	1,184
Mohawk Industries, Inc.*	50	3,812
Newell Brands, Inc.(a)	259	3,440
PulteGroup, Inc.	3	67
PVH Corp.	52	1,957
Ralph Lauren Corp.	52	3,475
Tapestry, Inc.	193	2,499
Under Armour, Inc., Class C*	315	2,539
VF Corp.†	275	14,872
Whirlpool Corp.	41	3,518

		49,124

The accompanying notes are an integral part of the financial statements.

73

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — 1.5%
Darden Restaurants, Inc.	84	$4,575
H&R Block, Inc.(a)	19	268
Hilton Worldwide Holdings, Inc.	5	341
McDonald’s Corp.†	61	10,086
MGM Resorts International	351	4,142
Royal Caribbean Cruises Ltd. (Liberia)	13	418
Starbucks Corp.	13	855
Yum! Brands, Inc.†	210	14,391

		35,076

Diversified Financials — 10.8%
American Express Co.†	499	42,719
Bank of New York Mellon Corp. (The)	10	337
Berkshire Hathaway, Inc., Class B†*	591	108,053
BlackRock, Inc.†	109	47,957
Capital One Financial Corp.	131	6,605
Discover Financial Services†	213	7,598
Franklin Resources, Inc.†(a)	352	5,875
Goldman Sachs Group, Inc. (The)	11	1,700
Intercontinental Exchange, Inc.	7	565
Invesco Ltd. (Bermuda)(a)	321	2,915
Moody’s Corp.	3	634
Morgan Stanley	23	782
MSCI, Inc.	2	578
Nasdaq, Inc.	3	285
S&P Global, Inc.†	4	980
Synchrony Financial	366	5,889
T Rowe Price Group, Inc.†	166	16,210

		249,682

Energy — 8.0%
Apache Corp.(a)	98	410
Chevron Corp.†	615	44,563
Concho Resources, Inc.†	138	5,913
ConocoPhillips†	756	23,285
EOG Resources, Inc.†	356	12,788
Exxon Mobil Corp.†	293	11,125
Halliburton Co.†	612	4,192
Helmerich & Payne, Inc.(a)	77	1,205
HollyFrontier Corp.	114	2,794
Kinder Morgan, Inc.†	1,577	21,952
Marathon Petroleum Corp.†	452	10,676
National Oilwell Varco, Inc.(a)	267	2,625
Phillips 66†	308	16,524
Schlumberger Ltd. (Curacao)†	964	13,004

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
TechnipFMC PLC (United Kingdom)	316	$2,130
Valero Energy Corp.†	286	12,973

		186,159

Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	5	1,426
Kroger Co. (The)	9	271
Sysco Corp.†	51	2,327
Walgreens Boots Alliance, Inc.†	13	595
Walmart, Inc.†	363	41,244

		45,863

Food, Beverage & Tobacco — 5.4%
Altria Group, Inc.†	1,277	49,382
Archer-Daniels-Midland Co.†	388	13,650
Campbell Soup Co.†(a)	211	9,740
Coca-Cola Co. (The)†	84	3,717
Constellation Brands, Inc., Class A	30	4,301
General Mills, Inc.	8	422
Hershey Co. (The)†	102	13,515
JM Smucker Co. (The)	18	1,998
Lamb Weston Holdings, Inc.	75	4,282
McCormick & Co., Inc., non-voting shares	15	2,118
Molson Coors Beverage Co., Class B(a)	86	3,355
Mondelez International, Inc., Class A†	21	1,052
PepsiCo, Inc.†	20	2,402
Philip Morris International, Inc.†	23	1,678
Tyson Foods, Inc., Class A†	255	14,757

		126,369

Health Care Equipment & Services — 7.4%
Abbott Laboratories	20	1,578
Anthem, Inc.	3	681
Baxter International, Inc.	5	406
Cerner Corp.	3	189
Cigna Corp.	6	1,063
CVS Health Corp.†	616	36,547
Danaher Corp.†	70	9,689
DaVita, Inc.†*	94	7,150
DENTSPLY SIRONA, Inc.	152	5,902
HCA Healthcare, Inc.†	64	5,750
Henry Schein, Inc.*	100	5,052
Humana, Inc.†	3	942

The accompanying notes are an integral part of the financial statements.

74

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Laboratory Corp. of America Holdings*	33	$4,171
McKesson Corp.(a)	3	406
Medtronic PLC (Ireland)†	835	75,300
Quest Diagnostics, Inc.†	86	6,906
Stryker Corp.	4	666
UnitedHealth Group, Inc.	13	3,242
Universal Health Services, Inc., Class B†	60	5,945
Zimmer Biomet Holdings, Inc.	2	202

		171,787

Household & Personal Products — 1.4%
Colgate-Palmolive Co.†	66	4,380
Kimberly-Clark Corp.	4	511
Procter & Gamble Co. (The)†	256	28,160

		33,051

Insurance — 9.1%
Aflac, Inc.†	506	17,325
Allstate Corp. (The)†	91	8,347
American International Group, Inc.	76	1,843
Aon PLC (United Kingdom)†	160	26,406
Arthur J Gallagher & Co.	2	163
Assurant, Inc.	41	4,268
Chubb Ltd. (Switzerland)†	307	34,289
Cincinnati Financial Corp.†	115	8,677
Everest Re Group Ltd. (Bermuda)†	14	2,694
Globe Life, Inc.	76	5,470
Hartford Financial Services Group, Inc. (The)†	247	8,704
Lincoln National Corp.	3	79
Loews Corp.†	195	6,792
Marsh & McLennan Cos., Inc.†	356	30,780
MetLife, Inc.†	616	18,831
Principal Financial Group, Inc.	68	2,131
Progressive Corp. (The)	8	591
Prudential Financial, Inc.	204	10,637
Travelers Cos., Inc. (The)†	176	17,486
Unum Group	3	45
Willis Towers Watson PLC (Ireland)	1	170
WR Berkley Corp.	117	6,104

		211,832

Materials — 4.9%
Amcor PLC (Jersey)†(a)	1,116	9,062

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Avery Dennison Corp.	54	$5,501
Celanese Corp.†	83	6,091
CF Industries Holdings, Inc.	3	82
Corteva, Inc.†	522	12,267
Dow, Inc.†	91	2,661
DuPont de Nemours, Inc.	11	375
Eastman Chemical Co.	92	4,285
Ecolab, Inc.	3	467
FMC Corp.†	91	7,434
International Flavors & Fragrances, Inc.(a)	2	204
International Paper Co.	249	7,751
Linde PLC (Ireland)†	19	3,287
LyondellBasell Industries NV, Class A (Netherlands)†	233	11,564
Martin Marietta Materials, Inc.	22	4,163
Mosaic Co. (The)	249	2,694
Nucor Corp.†	211	7,600
Packaging Corp. of America	2	174
PPG Industries, Inc.†	166	13,878
Sealed Air Corp.	108	2,669
Sherwin-Williams Co. (The)†	1	460
Vulcan Materials Co.†	91	9,834
Westrock Co.	4	113

		112,616

Media & Entertainment — 6.0%
Alphabet, Inc., Class A†*	64	74,365
Charter Communications, Inc., Class A†*	4	1,745
Comcast Corp., Class A	68	2,338
Discovery, Inc., Class A(a)*	80	1,555
Facebook, Inc., Class A†*	255	42,534
Fox Corp., Class A	61	1,441
Interpublic Group of Cos., Inc. (The)(a)	270	4,371
Omnicom Group, Inc.†	153	8,400
Walt Disney Co. (The)	21	2,029

		138,778

Pharmaceuticals, Biotechnology & Life Sciences — 12.0%
AbbVie, Inc.†	183	13,943
Alexion Pharmaceuticals, Inc.†*	76	6,824
Allergan PLC (Ireland)†	70	12,397
Amgen, Inc.†	9	1,825
Biogen, Inc.†*	121	38,282

The accompanying notes are an integral part of the financial statements.

75

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Bristol-Myers Squibb Co.†	333	$18,561
Gilead Sciences, Inc.	18	1,346
Johnson & Johnson†	58	7,606
Merck & Co., Inc.†	953	73,324
Mylan NV (Netherlands)*	8	119
PerkinElmer, Inc.	1	75
Pfizer, Inc.†	2,971	96,974
Regeneron Pharmaceuticals, Inc.†*	13	6,348

		277,624

Real Estate — 7.0%
Alexandria Real Estate Equities, Inc., REIT†	83	11,376
Apartment Investment & Management Co., Class A, REIT	93	3,269
AvalonBay Communities, Inc., REIT†	90	13,245
Boston Properties, Inc., REIT	63	5,810
CBRE Group, Inc., Class A†*	237	8,937
Duke Realty Corp., REIT	5	162
Equity Residential, REIT	192	11,848
Essex Property Trust, Inc., REIT†	45	9,911
Extra Space Storage, Inc., REIT	49	4,692
Federal Realty Investment Trust, REIT	52	3,880
Healthpeak Properties, Inc., REIT(a)	68	1,622
Kimco Realty Corp., REIT(a)	145	1,402
Mid-America Apartment Communities, Inc., REIT†	79	8,139
Prologis, Inc., REIT†	9	723
Public Storage, REIT	94	18,669
Realty Income Corp., REIT†	228	11,368
Regency Centers Corp., REIT	92	3,536
Simon Property Group, Inc., REIT†	197	10,807
SL Green Realty Corp., REIT	4	172
UDR, Inc., REIT†	202	7,381
Ventas, Inc., REIT†	240	6,432
Vornado Realty Trust, REIT	47	1,702
Welltower, Inc., REIT†	177	8,103
Weyerhaeuser Co., REIT	474	8,034

		161,220

Retailing — 12.3%
Advance Auto Parts, Inc.	24	2,240
Amazon.com, Inc.†*	42	81,888
Best Buy Co., Inc.†	182	10,374

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Booking Holdings, Inc.†*	30	$40,360
Dollar General Corp.†	121	18,272
eBay, Inc.	508	15,270
Expedia Group, Inc.†	104	5,852
Gap, Inc. (The)(a)	263	1,852
Genuine Parts Co.†	102	6,868
Kohl’s Corp.(a)	108	1,576
L Brands, Inc.	87	1,006
LKQ Corp.*	211	4,328
Macy’s, Inc.(a)	217	1,065
Nordstrom, Inc.(a)	64	982
Ross Stores, Inc.†	245	21,308
Target Corp.†	278	25,846
Tiffany & Co.	1	130
TJX Cos., Inc. (The)†	834	39,874
Tractor Supply Co.	1	85
Ulta Beauty, Inc.†*	39	6,852

		286,028

Semiconductors & Semiconductor Equipment — 0.3%
Applied Materials, Inc.†	14	641
Intel Corp.†	69	3,734
KLA Corp.	3	431
Qorvo, Inc.*	35	2,822
Skyworks Solutions, Inc.	2	179

		7,807

Software & Services — 7.1%
Accenture PLC, Class A (Ireland)†	46	7,510
Alliance Data Systems Corp.	34	1,144
Cognizant Technology Solutions Corp., Class A	55	2,556
FleetCor Technologies, Inc.*	1	187
Gartner, Inc.*	22	2,191
International Business Machines Corp.†	291	32,281
Leidos Holdings, Inc.†	99	9,073
Microsoft Corp.†	462	72,862
NortonLifeLock, Inc.†	205	3,836
Oracle Corp.	174	8,409
Paychex, Inc.	229	14,409
Visa, Inc., Class A	30	4,834
Western Union Co. (The)†	295	5,348

		164,640

The accompanying notes are an integral part of the financial statements.

76

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — 11.5%
Amphenol Corp., Class A	5	$364
Apple, Inc.†	706	179,529
CDW Corp.	2	187
Cisco Systems, Inc.†	1,161	45,639
Corning, Inc.†	416	8,545
F5 Networks, Inc.*	21	2,239
FLIR Systems, Inc.	94	2,998
Hewlett Packard Enterprise Co.	26	252
HP, Inc.†	833	14,461
Juniper Networks, Inc.	234	4,479
Motorola Solutions, Inc.	45	5,981
NetApp, Inc.	3	125
TE Connectivity Ltd. (Switzerland)	5	315
Xerox Holdings Corp.	151	2,860

		267,974

Telecommunication Services — 7.6%
AT&T, Inc.†	3,000	87,450
Verizon Communications, Inc.†	1,662	89,299

		176,749

Transportation — 1.5%
Alaska Air Group, Inc.	87	2,477
CH Robinson Worldwide, Inc.(a)	2	132
CSX Corp.	12	688
Delta Air Lines, Inc.†	442	12,610
Expeditors International of Washington, Inc.	2	133
Kansas City Southern†	2	254
Southwest Airlines Co.†	362	12,891
United Airlines Holdings, Inc.*	176	5,553

		34,738

Utilities — 0.4%
AES Corp.	67	911
Dominion Energy, Inc.	9	650
Evergy, Inc.	43	2,367
NRG Energy, Inc.	174	4,743
Public Service Enterprise Group, Inc.	7	314

		8,985

TOTAL COMMON STOCKS (Cost $3,589,307)		3,274,222

TOTAL LONG POSITIONS - 141.1%		3,274,222

(Cost $3,589,307)

	Number of Shares	Value
SHORT POSITIONS — (42.2)%
COMMON STOCKS — (42.2)%
Automobiles & Components — (0.2)%
Ford Motor Co.	(876)	$(4,231)
Harley-Davidson, Inc.	(33)	(625)

		(4,856)

Banks — (0.1)%
Comerica, Inc.	(16)	(469)
Huntington Bancshares, Inc.	(178)	(1,461)
SVB Financial Group*	(6)	(906)

		(2,836)

Capital Goods — (3.4)%
Boeing Co. (The)	(125)	(18,642)
Deere & Co.	(71)	(9,809)
Fastenal Co.	(130)	(4,062)
General Electric Co.	(1,858)	(14,753)
Jacobs Engineering Group, Inc.	(29)	(2,299)
Johnson Controls International PLC (Ireland)	(155)	(4,179)
L3Harris Technologies, Inc.	(48)	(8,646)
PACCAR, Inc.	(14)	(856)
Parker-Hannifin Corp.	(28)	(3,632)
Rockwell Automation, Inc.	(26)	(3,924)
Roper Technologies, Inc.	(24)	(7,483)

		(78,285)

Commercial & Professional Services — (0.7)%
Copart, Inc.*	(53)	(3,632)
Equifax, Inc.	(26)	(3,106)
IHS Markit Ltd. (Bermuda)	(32)	(1,920)
Rollins, Inc.	(82)	(2,963)
Verisk Analytics, Inc.	(30)	(4,181)

		(15,802)

Consumer Durables & Apparel — (0.3)%
NIKE, Inc., Class B	(56)	(4,633)
NVR, Inc.*	(1)	(2,569)

		(7,202)

Consumer Services — (0.8)%
Carnival Corp. (Panama)	(150)	(1,976)
Chipotle Mexican Grill, Inc.*	(7)	(4,581)
Las Vegas Sands Corp.	(148)	(6,286)
Marriott International, Inc., Class A	(35)	(2,618)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(47)	(515)
Wynn Resorts Ltd.	(27)	(1,625)

		(17,601)

The accompanying notes are an integral part of the financial statements.

77

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (1.5)%
Ameriprise Financial, Inc.	(28)	$(2,869)
Cboe Global Markets, Inc.	(28)	(2,499)
Charles Schwab Corp. (The)	(289)	(9,716)
CME Group, Inc.	(49)	(8,473)
E*TRADE Financial Corp.	(50)	(1,716)
Northern Trust Corp.	(47)	(3,547)
Raymond James Financial, Inc.	(31)	(1,959)
State Street Corp.	(80)	(4,262)

		(35,041)

Energy — (0.8)%
Cabot Oil & Gas Corp.	(88)	(1,513)
Devon Energy Corp.	(84)	(580)
Diamondback Energy, Inc.	(41)	(1,074)
Hess Corp.	(76)	(2,531)
Marathon Oil Corp.	(198)	(651)
Noble Energy, Inc.	(121)	(731)
Occidental Petroleum Corp.	(222)	(2,571)
ONEOK, Inc.	(105)	(2,290)
Pioneer Natural Resources Co.	(44)	(3,087)
Williams Cos., Inc. (The)	(307)	(4,344)

		(19,372)

Food, Beverage & Tobacco — (1.2)%
Brown-Forman Corp., Class B	(112)	(6,217)
Conagra Brands, Inc.	(108)	(3,169)
Hormel Foods Corp.	(135)	(6,296)
Kellogg Co.	(75)	(4,499)
Kraft Heinz Co. (The)	(20)	(495)
Monster Beverage Corp.*	(120)	(6,751)

		(27,427)

Health Care Equipment & Services — (3.5)%
ABIOMED, Inc.*	(11)	(1,597)
Align Technology, Inc.*	(19)	(3,305)
Becton Dickinson and Co.	(52)	(11,948)
Boston Scientific Corp.*	(327)	(10,670)
Cardinal Health, Inc.	(64)	(3,068)
Centene Corp.*	(91)	(5,406)
Cooper Cos., Inc. (The)	(13)	(3,584)
Edwards Lifesciences Corp.*	(46)	(8,677)
Hologic, Inc.*	(60)	(2,106)
IDEXX Laboratories, Inc.*	(22)	(5,329)
Intuitive Surgical, Inc.*	(29)	(14,361)
ResMed, Inc.	(26)	(3,830)
STERIS PLC (Ireland)	(18)	(2,519)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Teleflex, Inc.	(12)	$(3,514)
Varian Medical Systems, Inc.*	(21)	(2,156)

		(82,070)

Household & Personal Products — (0.4)%
Church & Dwight Co., Inc.	(6)	(385)
Clorox Co. (The)	(28)	(4,851)
Coty, Inc., Class A	(190)	(980)
Estee Lauder Cos., Inc. (The), Class A	(21)	(3,346)

		(9,562)

Materials — (1.1)%
Air Products & Chemicals, Inc.	(50)	(9,980)
Albemarle Corp.	(26)	(1,466)
Ball Corp.	(72)	(4,656)
Freeport-McMoRan, Inc.	(364)	(2,457)
Newmont Corp.	(181)	(8,196)

		(26,755)

Media & Entertainment — (2.3)%
Activision Blizzard, Inc.	(188)	(11,182)
DISH Network Corp., Class A*	(115)	(2,299)
Electronic Arts, Inc.*	(74)	(7,413)
Live Nation Entertainment, Inc.*	(48)	(2,182)
Netflix, Inc.*	(50)	(18,775)
News Corp., Class A	(83)	(745)
Take-Two Interactive Software, Inc.*	(26)	(3,084)
Twitter, Inc.*	(195)	(4,789)
ViacomCBS, Inc., Class B	(138)	(1,933)

		(52,402)

Pharmaceuticals, Biotechnology & Life Sciences — (3.2)%
Agilent Technologies, Inc.	(69)	(4,942)
Eli Lilly & Co.	(31)	(4,300)
Illumina, Inc.*	(37)	(10,105)
Incyte Corp.*	(55)	(4,028)
IQVIA Holdings, Inc.*	(51)	(5,501)
Mettler-Toledo International, Inc.*	(4)	(2,762)
Perrigo Co. PLC (Ireland)	(34)	(1,635)
Thermo Fisher Scientific, Inc.	(67)	(19,001)
Vertex Pharmaceuticals, Inc.*	(59)	(14,039)
Waters Corp.*	(17)	(3,095)
Zoetis, Inc.	(46)	(5,414)

		(74,822)

Real Estate — (2.7)%
American Tower Corp., REIT	(82)	(17,856)

The accompanying notes are an integral part of the financial statements.

78

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Crown Castle International Corp., REIT	(105)	$(15,162)
Digital Realty Trust, Inc., REIT	(47)	(6,529)
Equinix, Inc., REIT	(22)	(13,741)
Iron Mountain, Inc., REIT	(72)	(1,714)
SBA Communications Corp., REIT	(28)	(7,559)

		(62,561)

Retailing — (0.9)%
CarMax, Inc.*	(41)	(2,207)
Dollar Tree, Inc.*	(53)	(3,894)
Lowe’s Cos., Inc.	(169)	(14,543)

		(20,644)

Semiconductors & Semiconductor Equipment — (4.6)%
Advanced Micro Devices, Inc.*	(269)	(12,234)
Analog Devices, Inc.	(83)	(7,441)
Broadcom, Inc.	(83)	(19,679)
Lam Research Corp.	(32)	(7,680)
Maxim Integrated Products, Inc.	(68)	(3,305)
Microchip Technology, Inc.	(67)	(4,543)
Micron Technology, Inc.*	(281)	(11,819)
NVIDIA Corp.	(42)	(11,071)
QUALCOMM, Inc.	(256)	(17,318)
Texas Instruments, Inc.	(69)	(6,895)
Xilinx, Inc.	(56)	(4,365)

		(106,350)

Software & Services — (6.1)%
Adobe, Inc.*	(42)	(13,366)
Akamai Technologies, Inc.*	(41)	(3,751)
ANSYS, Inc.*	(19)	(4,417)
Autodesk, Inc.*	(55)	(8,586)
Automatic Data Processing, Inc.	(8)	(1,093)
Broadridge Financial Solutions, Inc.	(26)	(2,466)
Cadence Design Systems, Inc.*	(63)	(4,161)
Citrix Systems, Inc.	(28)	(3,963)
DXC Technology Co.	(56)	(731)
Fidelity National Information Services, Inc.	(31)	(3,771)
Fiserv, Inc.*	(133)	(12,634)
Fortinet, Inc.*	(43)	(4,350)
Global Payments, Inc.	(67)	(9,663)
Intuit, Inc.	(63)	(14,490)
Jack Henry & Associates, Inc.	(17)	(2,639)
Paycom Software, Inc.*	(13)	(2,626)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
PayPal Holdings, Inc.*	(164)	$(15,701)
salesforce.com, Inc.*	(73)	(10,511)
ServiceNow, Inc.*	(42)	(12,036)
Synopsys, Inc.*	(38)	(4,894)
VeriSign, Inc.*	(30)	(5,403)

		(141,252)

Technology Hardware & Equipment — (0.6)%
Arista Networks, Inc.*	(18)	(3,646)
IPG Photonics Corp.*	(12)	(1,323)
Keysight Technologies, Inc.*	(42)	(3,515)
Seagate Technology PLC (Ireland)	(59)	(2,879)
Western Digital Corp.	(74)	(3,080)

		(14,443)

Telecommunication Services — (0.3)%
CenturyLink, Inc.	(241)	(2,280)
T-Mobile US, Inc.*	(48)	(4,027)

		(6,307)

Transportation — (1.6)%
American Airlines Group, Inc.	(34)	(414)
FedEx Corp.	(64)	(7,761)
JB Hunt Transport Services, Inc.	(2)	(184)
Norfolk Southern Corp.	(11)	(1,606)
Old Dominion Freight Line, Inc.	(28)	(3,675)
Union Pacific Corp.	(63)	(8,886)
United Parcel Service, Inc., Class B	(146)	(13,639)

		(36,165)

Utilities — (5.9)%
Alliant Energy Corp.	(61)	(2,946)
Ameren Corp.	(62)	(4,515)
American Electric Power Co., Inc.	(124)	(9,918)
American Water Works Co., Inc.	(41)	(4,902)
Atmos Energy Corp.	(30)	(2,977)
CenterPoint Energy, Inc.	(126)	(1,947)
CMS Energy Corp.	(70)	(4,112)
Consolidated Edison, Inc.	(82)	(6,396)
DTE Energy Co.	(46)	(4,369)
Duke Energy Corp.	(158)	(12,779)
Edison International	(90)	(4,931)
Entergy Corp.	(50)	(4,698)
Eversource Energy	(82)	(6,413)
Exelon Corp.	(218)	(8,025)
FirstEnergy Corp.	(136)	(5,450)
NextEra Energy, Inc.	(50)	(12,031)

The accompanying notes are an integral part of the financial statements.

79

GOTHAM ENHANCED 500 PLUS FUND

Portfolio of Investments (Concluded)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
NiSource, Inc.	(94)	$(2,347)
Pinnacle West Capital Corp.	(26)	(1,971)
PPL Corp.	(182)	(4,492)
Sempra Energy	(53)	(5,988)
Southern Co. (The)	(206)	(11,153)
WEC Energy Group, Inc.	(79)	(6,962)
Xcel Energy, Inc.	(133)	(8,020)

		(137,342)

TOTAL COMMON STOCKS (Proceeds $1,110,457)		(979,097)

TOTAL SECURITES SOLD SHORT - (42.2)%		(979,097)

(Proceeds $1,110,457)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		26,054

NET ASSETS - 100.0%		$2,321,179

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $41,281, which was collateralized by $1,040 in cash and $42,309 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.88%, and maturity dates ranging from 4/7/2020 - 11/15/2049.

*	Non-income producing.

PLC     Public Limited Company

REIT    Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

80

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.3%
Automobiles & Components — 0.7%
Aptiv PLC (Jersey)	187	$9,208
BorgWarner, Inc.	257	6,263
Ford Motor Co.	160	773
General Motors Co.	1,229	25,539
Harley-Davidson, Inc.	6	113

		41,896

Banks — 0.9%
Bank of America Corp.	274	5,817
Citigroup, Inc.	85	3,580
Citizens Financial Group, Inc.	14	263
Comerica, Inc.	5	147
Fifth Third Bancorp	28	416
First Republic Bank	6	494
Huntington Bancshares, Inc.	32	263
JPMorgan Chase & Co.	171	15,395
KeyCorp.	31	322
M&T Bank Corp.	5	517
People’s United Financial, Inc.	14	155
PNC Financial Services Group, Inc. (The)	17	1,627
Regions Financial Corp.	30	269
SVB Financial Group*	2	302
Truist Financial Corp.	54	1,665
US Bancorp	685	23,598
Wells Fargo & Co.	129	3,702
Zions Bancorp NA	6	161

		58,693

Capital Goods — 11.8%
3M Co.	687	93,782
A.O. Smith Corp.	6	227
Allegion PLC (Ireland)	101	9,294
AMETEK, Inc.	9	648
Arconic, Inc.	537	8,624
Boeing Co. (The)	17	2,535
Caterpillar, Inc.	65	7,543
Cummins, Inc.	187	25,305
Deere & Co.	9	1,244
Dover Corp.	181	15,193
Eaton Corp. PLC (Ireland)	129	10,022
Emerson Electric Co.	758	36,119
Fastenal Co.	17	531
Flowserve Corp.	162	3,870
Fortive Corp.	184	10,155
Fortune Brands Home & Security, Inc.	174	7,526

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
General Dynamics Corp.	360	$47,632
General Electric Co.	270	2,144
Honeywell International, Inc.	830	111,046
Huntington Ingalls Industries, Inc.	50	9,111
IDEX Corp.	3	414
Illinois Tool Works, Inc.	12	1,705
Ingersoll Rand, Inc.*	8	198
Jacobs Engineering Group, Inc.	6	476
Johnson Controls International PLC (Ireland)	31	836
L3Harris Technologies, Inc.	9	1,621
Lockheed Martin Corp.	217	73,552
Masco Corp.	342	11,823
Northrop Grumman Corp.	6	1,815
PACCAR, Inc.	11	672
Parker-Hannifin Corp.	5	649
Pentair PLC (Ireland)	204	6,071
Quanta Services, Inc.	177	5,616
Raytheon Co.	346	45,378
Rockwell Automation, Inc.	5	755
Roper Technologies, Inc.	3	935
Snap-on, Inc.	59	6,420
Stanley Black & Decker, Inc.	191	19,100
Textron, Inc.	8	213
Trane Technologies PLC (Ireland)	297	24,529
TransDigm Group, Inc.	64	20,492
United Rentals, Inc.*	3	309
United Technologies Corp.*	1,053	99,330
Westinghouse Air Brake Technologies Corp.	233	11,214
WW Grainger, Inc.	2	497
Xylem, Inc.	7	456

		737,627

Commercial & Professional Services — 0.3%
Cintas Corp.	4	693
Copart, Inc.*	7	480
Equifax, Inc.	4	478
IHS Markit Ltd. (Bermuda)	13	780
Nielsen Holdings PLC (United Kingdom)	388	4,865
Republic Services, Inc.	12	901
Robert Half International, Inc.	143	5,398
Rollins, Inc.	10	361
Verisk Analytics, Inc.	5	697

The accompanying notes are an integral part of the financial statements.

81

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Waste Management, Inc.	14	$1,296

		15,949

Consumer Durables & Apparel — 1.3%
Capri Holdings Ltd. (British Virgin Islands)*	185	1,996
DR Horton, Inc.	12	408
Garmin Ltd. (Switzerland)	7	525
Hanesbrands, Inc.	450	3,541
Hasbro, Inc.	5	358
Leggett & Platt, Inc.	164	4,376
Lennar Corp., Class A	86	3,285
Mohawk Industries, Inc.*	88	6,709
Newell Brands, Inc.	425	5,644
NIKE, Inc., Class B	48	3,972
NVR, Inc.*	1	2,569
PulteGroup, Inc.	9	201
PVH Corp.	91	3,425
Ralph Lauren Corp.	92	6,148
Tapestry, Inc.	343	4,442
Under Armour, Inc., Class C*	561	4,522
VF Corp.	490	26,499
Whirlpool Corp.	68	5,834

		84,454

Consumer Services — 0.9%
Carnival Corp. (Panama)	27	356
Chipotle Mexican Grill, Inc.*	2	1,309
Darden Restaurants, Inc.	147	8,006
H&R Block, Inc.	53	746
Hilton Worldwide Holdings, Inc.	12	819
Las Vegas Sands Corp.	23	977
Marriott International, Inc., Class A	10	748
McDonald’s Corp.	30	4,960
MGM Resorts International	624	7,363
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	9	99
Royal Caribbean Cruises Ltd. (Liberia)	7	225
Starbucks Corp.	37	2,432
Wynn Resorts Ltd.	3	180
Yum! Brands, Inc.	373	25,562

		53,782

Diversified Financials — 7.9%
American Express Co.	886	75,850

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Ameriprise Financial, Inc.	4	$410
Bank of New York Mellon Corp. (The)	28	943
Berkshire Hathaway, Inc., Class B*	1,349	246,638
BlackRock, Inc.	193	84,914
Capital One Financial Corp.	18	908
Cboe Global Markets, Inc.	3	268
Charles Schwab Corp. (The)	40	1,345
CME Group, Inc.	11	1,902
Discover Financial Services	375	13,376
E*TRADE Financial Corp.	7	240
Franklin Resources, Inc.	618	10,314
Goldman Sachs Group, Inc. (The)	12	1,855
Intercontinental Exchange, Inc.	21	1,696
Invesco Ltd. (Bermuda)	563	5,112
MarketAxess Holdings, Inc.	2	665
Moody’s Corp.	8	1,692
Morgan Stanley	50	1,700
MSCI, Inc.	3	867
Nasdaq, Inc.	6	570
Northern Trust Corp.	7	528
Raymond James Financial, Inc.	5	316
S&P Global, Inc.	10	2,451
State Street Corp.	12	639
Synchrony Financial	601	9,670
T Rowe Price Group, Inc.	292	28,514

		493,383

Energy — 5.0%
Apache Corp.	15	63
Cabot Oil & Gas Corp.	15	258
Chevron Corp.	725	52,533
Concho Resources, Inc.	246	10,541
ConocoPhillips	1,346	41,457
Devon Energy Corp.	15	104
Diamondback Energy, Inc.	4	105
EOG Resources, Inc.	595	21,372
Exxon Mobil Corp.	794	30,148
Halliburton Co.	1,089	7,460
Helmerich & Payne, Inc.	136	2,128
Hess Corp.	9	300
HollyFrontier Corp.	201	4,926
Kinder Morgan, Inc.	2,807	39,073
Marathon Oil Corp.	30	99
Marathon Petroleum Corp.	805	19,014
National Oilwell Varco, Inc.	473	4,649

The accompanying notes are an integral part of the financial statements.

82

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Noble Energy, Inc.	15	$91
Occidental Petroleum Corp.	28	324
ONEOK, Inc.	12	262
Phillips 66	547	29,346
Pioneer Natural Resources Co.	5	351
Schlumberger Ltd. (Curacao)	1,717	23,162
TechnipFMC PLC (United Kingdom)	555	3,741
Valero Energy Corp.	508	23,043
Williams Cos., Inc. (The)	38	538

		315,088

Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	14	3,992
Kroger Co. (The)	25	753
Sysco Corp.	20	913
Walgreens Boots Alliance, Inc.	36	1,647
Walmart, Inc.	533	60,559

		67,864

Food, Beverage & Tobacco — 3.3%
Altria Group, Inc.	2,261	87,433
Archer-Daniels-Midland Co.	691	24,309
Brown-Forman Corp., Class B	14	777
Campbell Soup Co.	375	17,310
Coca-Cola Co. (The)	172	7,611
Conagra Brands, Inc.	18	528
Constellation Brands, Inc., Class A	7	1,004
General Mills, Inc.	24	1,266
Hershey Co. (The)	90	11,925
Hormel Foods Corp.	17	793
JM Smucker Co. (The)	4	444
Kellogg Co.	14	840
Kraft Heinz Co. (The)	50	1,237
Lamb Weston Holdings, Inc.	73	4,168
McCormick & Co., Inc., non-voting shares	5	706
Molson Coors Beverage Co., Class B	99	3,862
Mondelez International, Inc., Class A	57	2,855
Monster Beverage Corp.*	16	900
PepsiCo, Inc.	56	6,726
Philip Morris International, Inc.	62	4,524
Tyson Foods, Inc., Class A	453	26,215

		205,433

Health Care Equipment & Services — 5.3%
Abbott Laboratories	54	4,261

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
ABIOMED, Inc.*	1	$145
Align Technology, Inc.*	2	348
AmerisourceBergen Corp.	7	619
Anthem, Inc.	10	2,270
Baxter International, Inc.	15	1,218
Becton Dickinson and Co.	8	1,838
Boston Scientific Corp.*	43	1,403
Cardinal Health, Inc.	12	575
Centene Corp.*	17	1,010
Cerner Corp.	10	630
Cigna Corp.	15	2,658
Cooper Cos., Inc. (The)	2	551
CVS Health Corp.	1,011	59,983
Danaher Corp.	190	26,298
DaVita, Inc.*	167	12,702
DENTSPLY SIRONA, Inc.	268	10,406
Edwards Lifesciences Corp.*	6	1,132
HCA Healthcare, Inc.	29	2,606
Henry Schein, Inc.*	178	8,993
Hologic, Inc.*	8	281
Humana, Inc.	6	1,884
IDEXX Laboratories, Inc.*	3	727
Intuitive Surgical, Inc.*	3	1,486
Laboratory Corp. of America Holdings*	3	379
McKesson Corp.	7	947
Medtronic PLC (Ireland)	1,663	149,969
Quest Diagnostics, Inc.	145	11,643
ResMed, Inc.	4	589
STERIS PLC (Ireland)	2	280
Stryker Corp.	11	1,831
Teleflex, Inc.	2	586
UnitedHealth Group, Inc.	36	8,978
Universal Health Services, Inc., Class B	106	10,502
Varian Medical Systems, Inc.*	3	308
Zimmer Biomet Holdings, Inc.	7	708

		330,744

Household & Personal Products — 1.0%
Church & Dwight Co., Inc.	8	514
Clorox Co. (The)	4	693
Colgate-Palmolive Co.	34	2,256
Coty, Inc., Class A	24	124

The accompanying notes are an integral part of the financial statements.

83

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Estee Lauder Cos., Inc. (The), Class A	13	$2,071
Kimberly-Clark Corp.	13	1,662
Procter & Gamble Co. (The)	491	54,010

		61,330

Insurance — 5.5%
Aflac, Inc.	902	30,885
Allstate Corp. (The)	13	1,193
American International Group, Inc.	27	655
Aon PLC (United Kingdom)	282	46,541
Arthur J Gallagher & Co.	7	571
Assurant, Inc.	71	7,390
Chubb Ltd. (Switzerland)	539	60,201
Cincinnati Financial Corp.	171	12,902
Everest Re Group Ltd. (Bermuda)	1	192
Globe Life, Inc.	134	9,644
Hartford Financial Services Group, Inc. (The)	438	15,435
Lincoln National Corp.	7	184
Loews Corp.	281	9,787
Marsh & McLennan Cos., Inc.	624	53,951
MetLife, Inc.	1,070	32,710
Principal Financial Group, Inc.	9	282
Progressive Corp. (The)	24	1,772
Prudential Financial, Inc.	302	15,746
Travelers Cos., Inc. (The)	311	30,898
Unum Group	7	105
Willis Towers Watson PLC (Ireland)	4	679
WR Berkley Corp.	199	10,382

		342,105

Materials — 3.0%
Air Products & Chemicals, Inc.	7	1,397
Albemarle Corp.	3	169
Amcor PLC (Jersey)	1,988	16,143
Avery Dennison Corp.	91	9,270
Ball Corp.	14	905
Celanese Corp.	146	10,715
CF Industries Holdings, Inc.	7	190
Corteva, Inc.	929	21,832
Dow, Inc.	29	848
DuPont de Nemours, Inc.	30	1,023
Eastman Chemical Co.	159	7,406
Ecolab, Inc.	9	1,402
FMC Corp.	161	13,152

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Freeport-McMoRan, Inc.	44	$297
International Flavors & Fragrances, Inc.	4	408
International Paper Co.	427	13,293
Linde PLC (Ireland)	21	3,633
LyondellBasell Industries NV, Class A (Netherlands)	414	20,547
Martin Marietta Materials, Inc.	2	378
Mosaic Co. (The)	414	4,479
Newmont Corp.	25	1,132
Nucor Corp.	375	13,508
Packaging Corp. of America	3	261
PPG Industries, Inc.	293	24,495
Sealed Air Corp.	192	4,744
Sherwin-Williams Co. (The)	3	1,379
Vulcan Materials Co.	157	16,967
Westrock Co.	10	283

		190,256

Media & Entertainment — 5.9%
Activision Blizzard, Inc.	29	1,725
Alphabet, Inc., Class A*	174	202,179
Charter Communications, Inc., Class A*	8	3,490
Comcast Corp., Class A	184	6,326
Discovery, Inc., Class A*	22	428
DISH Network Corp., Class A*	21	420
Electronic Arts, Inc.*	9	902
Facebook, Inc., Class A*	692	115,426
Fox Corp., Class A	167	3,946
Interpublic Group of Cos., Inc. (The)	480	7,771
Live Nation Entertainment, Inc.*	6	273
Netflix, Inc.*	13	4,881
News Corp., Class A	19	171
Omnicom Group, Inc.	271	14,878
Take-Two Interactive Software, Inc.*	4	474
Twitter, Inc.*	24	589
ViacomCBS, Inc., Class B	26	364
Walt Disney Co. (The)	56	5,410

		369,653

Pharmaceuticals, Biotechnology & Life Sciences — 8.7%
AbbVie, Inc.	69	5,257
Agilent Technologies, Inc.	9	645
Alexion Pharmaceuticals, Inc.*	9	808
Allergan PLC (Ireland)	49	8,678

The accompanying notes are an integral part of the financial statements.

84

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Amgen, Inc.	23	$4,663
Biogen, Inc.*	198	62,643
Bristol-Myers Squibb Co.	902	50,278
Eli Lilly & Co.	35	4,855
Gilead Sciences, Inc.	51	3,813
Illumina, Inc.*	4	1,093
Incyte Corp.*	6	439
IQVIA Holdings, Inc.*	6	647
Johnson & Johnson	105	13,769
Merck & Co., Inc.	2,059	158,419
Mettler-Toledo International, Inc.*	2	1,381
Mylan NV (Netherlands)*	21	313
PerkinElmer, Inc.	3	226
Perrigo Co. PLC (Ireland)	5	240
Pfizer, Inc.	6,144	200,540
Regeneron Pharmaceuticals, Inc.*	35	17,090
Thermo Fisher Scientific, Inc.	12	3,403
Vertex Pharmaceuticals, Inc.*	8	1,904
Waters Corp.*	2	364
Zoetis, Inc.	14	1,648

		543,116

Real Estate — 4.0%
Alexandria Real Estate Equities, Inc., REIT	146	20,011
American Tower Corp., REIT	13	2,831
Apartment Investment & Management Co., Class A, REIT	158	5,554
AvalonBay Communities, Inc., REIT	153	22,517
Boston Properties, Inc., REIT	71	6,548
CBRE Group, Inc., Class A*	416	15,687
Crown Castle International Corp., REIT	12	1,733
Digital Realty Trust, Inc., REIT	7	972
Duke Realty Corp., REIT	13	421
Equinix, Inc., REIT	3	1,874
Equity Residential, REIT	258	15,921
Essex Property Trust, Inc., REIT	79	17,399
Extra Space Storage, Inc., REIT	16	1,532
Federal Realty Investment Trust, REIT	91	6,790
Healthpeak Properties, Inc., REIT	20	477
Host Hotels & Resorts, Inc., REIT	23	254
Iron Mountain, Inc., REIT	8	190

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Kimco Realty Corp., REIT	17	$164
Mid-America Apartment Communities, Inc., REIT	141	14,527
Prologis, Inc., REIT	25	2,009
Public Storage, REIT	142	28,203
Realty Income Corp., REIT	403	20,094
Regency Centers Corp., REIT	142	5,457
SBA Communications Corp., REIT	3	810
Simon Property Group, Inc., REIT	335	18,378
SL Green Realty Corp., REIT	3	129
UDR, Inc., REIT	356	13,008
Ventas, Inc., REIT	407	10,908
Vornado Realty Trust, REIT	7	254
Welltower, Inc., REIT	115	5,265
Weyerhaeuser Co., REIT	814	13,797

		253,714

Retailing — 9.3%
Advance Auto Parts, Inc.	2	187
Amazon.com, Inc.*	128	249,564
AutoZone, Inc.*	1	846
Best Buy Co., Inc.	323	18,411
Booking Holdings, Inc.*	52	69,957
CarMax, Inc.*	5	269
Dollar General Corp.	121	18,272
Dollar Tree, Inc.*	9	661
eBay, Inc.	869	26,122
Expedia Group, Inc.	183	10,297
Gap, Inc. (The)	463	3,260
Genuine Parts Co.	181	12,187
Home Depot, Inc. (The)	43	8,029
Kohl’s Corp.	191	2,787
L Brands, Inc.	11	127
LKQ Corp.*	372	7,630
Lowe’s Cos., Inc.	29	2,495
Macy’s, Inc.	385	1,890
Nordstrom, Inc.	73	1,120
O’Reilly Automotive, Inc.*	2	602
Ross Stores, Inc.	413	35,919
Target Corp.	307	28,542
Tiffany & Co.	5	647
TJX Cos., Inc. (The)	1,485	70,998
Tractor Supply Co.	4	338
Ulta Beauty, Inc.*	69	12,123

		583,280

The accompanying notes are an integral part of the financial statements.

85

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc.*	37	$1,683
Analog Devices, Inc.	11	986
Applied Materials, Inc.	37	1,695
Broadcom, Inc.	12	2,845
Intel Corp.	172	9,309
KLA Corp.	6	862
Lam Research Corp.	6	1,440
Maxim Integrated Products, Inc.	8	389
Microchip Technology, Inc.	8	542
Micron Technology, Inc.*	34	1,430
NVIDIA Corp.	18	4,745
Qorvo, Inc.*	43	3,467
QUALCOMM, Inc.	35	2,368
Skyworks Solutions, Inc.	6	536
Texas Instruments, Inc.	29	2,898
Xilinx, Inc.	7	546

		35,741

Software & Services — 6.0%
Accenture PLC, Class A (Ireland)	29	4,735
Adobe, Inc.*	14	4,455
Akamai Technologies, Inc.*	5	457
Alliance Data Systems Corp.	60	2,019
ANSYS, Inc.*	3	697
Autodesk, Inc.*	6	937
Automatic Data Processing, Inc.	16	2,187
Broadridge Financial Solutions, Inc.	5	474
Cadence Design Systems, Inc.*	8	528
Citrix Systems, Inc.	5	708
Cognizant Technology Solutions Corp., Class A	149	6,924
DXC Technology Co.	9	117
Fidelity National Information Services, Inc.	19	2,311
Fiserv, Inc.*	21	1,995
FleetCor Technologies, Inc.*	3	560
Fortinet, Inc.*	5	506
Gartner, Inc.*	3	299
Global Payments, Inc.	9	1,298
International Business Machines Corp.	501	55,576
Intuit, Inc.	10	2,300
Jack Henry & Associates, Inc.	3	466
Leidos Holdings, Inc.	175	16,039
Mastercard, Inc., Class A	31	7,488

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Microsoft Corp.	1,253	$197,611
NortonLifeLock, Inc.	24	449
Oracle Corp.	136	6,573
Paychex, Inc.	391	24,602
Paycom Software, Inc.*	1	202
PayPal Holdings, Inc.*	44	4,213
salesforce.com, Inc.*	27	3,887
ServiceNow, Inc.*	5	1,433
Synopsys, Inc.*	4	515
VeriSign, Inc.*	4	720
Visa, Inc., Class A	81	13,051
Western Union Co. (The)	519	9,409

		375,741

Technology Hardware & Equipment — 9.3%
Amphenol Corp., Class A	12	875
Apple, Inc.	1,688	429,241
Arista Networks, Inc.*	3	608
CDW Corp.	5	466
Cisco Systems, Inc.	2,416	94,973
Corning, Inc.	629	12,920
F5 Networks, Inc.*	13	1,386
FLIR Systems, Inc.	167	5,326
Hewlett Packard Enterprise Co.	51	495
HP, Inc.	1,150	19,964
IPG Photonics Corp.*	2	221
Juniper Networks, Inc.	417	7,981
Keysight Technologies, Inc.*	5	418
Motorola Solutions, Inc.	17	2,260
NetApp, Inc.	8	333
Seagate Technology PLC (Ireland)	9	439
TE Connectivity Ltd. (Switzerland)	13	819
Western Digital Corp.	9	375
Xerox Holdings Corp.	264	5,000
Zebra Technologies Corp., Class A*	2	367

		584,467

Telecommunication Services — 5.9%
AT&T, Inc.	6,185	180,293
CenturyLink, Inc.	44	416
T-Mobile US, Inc.*	27	2,265
Verizon Communications, Inc.	3,519	189,076

		372,050

Transportation — 1.1%
Alaska Air Group, Inc.	153	4,356

The accompanying notes are an integral part of the financial statements.

86

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Concluded)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
American Airlines Group, Inc.	14	$171
CH Robinson Worldwide, Inc.	5	331
CSX Corp.	31	1,776
Delta Air Lines, Inc.	782	22,310
Expeditors International of Washington, Inc.	6	400
FedEx Corp.	10	1,212
JB Hunt Transport Services, Inc.	4	369
Kansas City Southern	4	509
Norfolk Southern Corp.	10	1,460
Old Dominion Freight Line, Inc.	3	394
Southwest Airlines Co.	644	22,933
Union Pacific Corp.	22	3,103
United Airlines Holdings, Inc.*	312	9,844
United Parcel Service, Inc., Class B	26	2,429

		71,597

Utilities — 0.5%
AES Corp.	181	2,462
Alliant Energy Corp.	7	338
Ameren Corp.	7	510
American Electric Power Co., Inc.	15	1,200
American Water Works Co., Inc.	5	598
Atmos Energy Corp.	4	397
CenterPoint Energy, Inc.	15	232
CMS Energy Corp.	11	646
Consolidated Edison, Inc.	10	780
Dominion Energy, Inc.	25	1,805
DTE Energy Co.	5	475
Duke Energy Corp.	22	1,779
Edison International	11	603
Entergy Corp.	6	564

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Evergy, Inc.	9	$495
Eversource Energy	10	782
Exelon Corp.	30	1,104
FirstEnergy Corp.	16	641
NextEra Energy, Inc.	15	3,609
NiSource, Inc.	11	275
NRG Energy, Inc.	309	8,423
Pinnacle West Capital Corp.	3	227
PPL Corp.	23	568
Public Service Enterprise Group, Inc.	19	853
Sempra Energy	11	1,243
Southern Co. (The)	43	2,328
WEC Energy Group, Inc.	9	793
Xcel Energy, Inc.	16	965

		34,695

TOTAL COMMON STOCKS (Cost $6,808,700)		6,222,658

TOTAL INVESTMENTS - 99.3% (Cost $6,808,700)		6,222,658

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		45,838

NET ASSETS - 100.0%		$6,268,496

*	Non-income producing.

PLC     Public Limited Company

REIT    Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

87

GOTHAM MASTER INDEX PLUS FUND

Portfolio of Investments

March 31, 2020

(Unaudited)

	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 99.0%
Gotham Enhanced Index Plus Fund	25,288	$246,052
Gotham Enhanced S&P 500 Index Fund	25,179	251,542
Gotham Index Plus All-Cap Fund	26,816	237,592
Gotham Index Plus Fund	19,793	248,998

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $1,149,109)		984,184

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		9,631

NET ASSETS - 100.0%		$993,815

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds accompany this report.

The accompanying notes are an integral part of the financial statements.

88

GOTHAM FUNDS

Statements of Assets and Liabilities

March 31, 2020

(Unaudited)

	Gotham Index Plus Fund		Gotham Index Plus All-Cap Fund	Gotham Enhanced Index Plus Fund
Assets
Non-affiliated investments, at value[1,2,3]	$375,028,618		$3,411,968	$3,698,423
Swaps, at value	91,892,993	(a)	—	—
Cash	—		2,678	22,978
Due from broker	30,231		—	—
Deposits with brokers for securities sold short	—		38,292	40,514
Securities lending cash collateral	—		—	14,352
Receivables:
Investments sold	8,008,791		130,830	131,170
Capital shares sold	496,498		—	—
Dividends and interest	551,736		3,072	4,133
Investment adviser	—		8,778	7,171
Prepaid expenses and other assets	55,189		256	104

Total assets	476,064,056		3,595,874	3,918,845

Liabilities
Securities sold short, at value[4]	—		1,417,229	1,067,336
Due to custodian	2,448,769		—	—
Obligation to return cash collateral on swap contracts (Note 1)	60,000,000		—	—
Payables:
Securities lending cash collateral	—		—	14,352
Investments purchased	4,935,268		130,664	131,390
Dividends and fees on securities sold short	—		1,083	803
Capital shares redeemed	5,356,046		—	—
Investment adviser	346,641		—	—
Administration and accounting fees	47,779		12,853	12,674
12b-1 distribution fees (Investor Class)	2,418		—	—
Accrued expenses	146,148		17,653	23,467

Total liabilities	73,283,069		1,579,482	1,250,022

Net Assets	$402,780,987		$2,016,392	$2,668,823

Net Assets Consisted of:
Capital stock, $0.01 par value	$320,140		$2,277	$2,743
Paid-in capital	434,665,693		2,292,478	2,897,677
Total distributable loss	(32,204,846)		(278,363)	(231,597)

Net Assets	$402,780,987		$2,016,392	$2,668,823

Institutional Class Shares:
Net assets	$392,792,991		$2,016,392	$2,668,823

Shares outstanding	31,218,799		227,660	274,320

Net asset value, offering and redemption price per share	$12.58		$8.86	$9.73

Investor Class Shares:
Net assets	$9,987,996		N/A	N/A

Shares outstanding	795,243		N/A	N/A

Net asset value, offering and redemption price per share	$12.56		N/A	N/A

[1]Non-affiliated investments, at cost	$415,580,473		$3,845,075	$4,101,863
[2]Includes market value of securities on loan	$—		$—	$105,803
[3]Includes market value of securities designated as collateral for swaps	$164,698,357		$—	$—
[4]Proceeds received, securities sold short	$—		$1,832,399	$1,342,983

(a)	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

89

GOTHAM FUNDS

Statements of Assets and Liabilities (Concluded)

March 31, 2020

(Unaudited)

	Gotham Enhanced 500 Plus Fund	Gotham Enhanced S&P 500 Index Fund	Gotham Master Index Plus Fund
Assets
Non-affiliated investments, at value[1,2]	$3,274,222	$6,222,658	$—
Affiliated investments, at value[3]	—	—	984,184
Cash	8,774	38,616	11,780
Deposits with brokers for securities sold short	27,983	—	—
Securities lending cash collateral	1,040	—	—
Receivables:
Investments sold	49,063	65,950	—
Capital shares sold	—	35	—
Dividends and interest	4,709	8,647	—
Investment adviser	4,387	7,268	14,084
Prepaid expenses and other assets	82	8,428	263

Total assets	3,370,260	6,351,602	1,010,311

Liabilities
Securities sold short, at value[4]	979,097	—	—
Payables:
Securities lending cash collateral	1,040	—	—
Investments purchased	48,518	62,270	—
Dividends and fees on securities sold short	1,501	—	—
Capital shares redeemed	—	2,893	—
Administration and accounting fees	1,151	2,798	1,250
Accrued expenses	17,774	15,145	15,246

Total liabilities	1,049,081	83,106	16,496

Net Assets	$2,321,179	$6,268,496	$993,815

Net Assets Consisted of:
Capital stock, $0.01 par value	$2,517	$6,278	$1,127
Paid-in capital	2,553,003	7,236,560	1,126,881
Total distributable loss	(234,341)	(974,342)	(134,193)

Net Assets	$2,321,179	$6,268,496	$993,815

Institutional Class Shares:
Net assets	$2,321,179	$6,268,496	$993,815

Shares outstanding	251,676	627,775	112,728

Net asset value, offering and redemption price per share	$9.22	$9.99	$8.82

[1]Non-affiliated investments, at cost	$3,589,307	$6,808,700	$—
[2]Includes market value of securities on loan	$41,281	$—	$—
[3]Affiliated investments, at cost	$—	$—	$1,149,109
[4]Proceeds received, securities sold short	$1,110,457	$—	$—

The accompanying notes are an integral part of the financial statements.

90

GOTHAM FUNDS

Statements of Operations

For the Six Months Ended March 31, 2020

(Unaudited)

	Gotham Index Plus Fund		Gotham Index Plus All-Cap Fund	Gotham Enhanced Index Plus Fund
Investment Income
Dividend income	$6,226,662		$32,810	$46,339
Less: taxes withheld	—		(143)	(75)
Interest	119,865		204	170
Income from securities loaned (Note 5)	—		—	601

Total investment income	6,346,527		32,871	47,035

Expenses
Advisory fees (Note 2)	3,148,427		12,669	16,738
Administration and accounting fees (Note 2)	91,542		35,853	36,173
Dividends and fees on securities sold short	—		17,151	13,321
Distribution fees (Investor Class)	20,446		—	—
Transfer agent fees (Note 2)	260,364		1,647	7,703
Custodian fees (Note 2)	51,734		114	128
Trustees’ and officers’ fees (Note 2)	65,977		239	320
Printing and shareholder reporting fees	37,579		9,124	8,671
Registration and filing fees	41,877		414	168
Legal fees	66,383		220	300
Audit fees	14,801		15,122	15,100
Other expenses	22,992		820	786

Total expenses before waivers and reimbursements	3,822,122		93,373	99,408

Recoupments and/or waivers, reimbursements (Note 2)	(180,985)		(61,653)	(66,839)

Net expenses after waivers and reimbursements	3,641,137		31,720	32,569

Net investment income	2,705,390		1,151	14,466

Net realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from non-affiliated investments	50,327,097		(104,755)	(34,686)
Net realized gain from securities sold short	—		84,389	79,805
Net realized loss on swaps	(92,771,648	)(a)	—	—
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	(141,206,753)		(704,603)	(777,584)
Net change in unrealized appreciation/(depreciation) on securities sold short	—		265,603	174,617
Net change in unrealized appreciation/(depreciation) on swaps	92,471,177	(a)	—	—

Net realized and unrealized loss on investments	(91,180,127)		(459,366)	(557,848)

Net decrease in net assets resulting from operations	$(88,474,737)		$(458,215)	$(543,382)

(a)	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

91

GOTHAM FUNDS

Statements of Operations (Concluded)

For the Six Months Ended March 31, 2020

(Unaudited)

	Gotham Enhanced 500 Plus Fund	Gotham Enhanced S&P 500 Index Fund	Gotham Master Index Plus Fund
Investment Income
Dividends from non-affiliated investments	$49,329	$87,851	$—
Dividends from affiliated investments	—	—	15,137
Interest	261	448	73
Income from securities loaned (Note 5)	34	—	—

Total investment income	49,624	88,299	15,210

Expenses
Advisory fees (Note 2)	14,368	18,759	—
Administration and accounting fees (Note 2)	14,968	13,364	22,675
Dividends and fees on securities sold short	17,206	—	—
Transfer agent fees (Note 2)	1,620	2,936	2,772
Custodian fees (Note 2)	111	150	4,732
Trustees’ and officers’ fees (Note 2)	243	635	119
Printing and shareholder reporting fees	8,256	8,905	7,497
Registration and filing fees	170	15,712	303
Legal fees	260	401	2,412
Audit fees	14,457	14,465	10,515
Other expenses	868	945	2,940

Total expenses before waivers and reimbursements	72,527	76,272	53,965

Recoupments and/or waivers, reimbursements (Note 2)	(38,798)	(57,512)	(53,965)

Net expenses after waivers and reimbursements	33,729	18,760	—

Net investment income	15,895	69,539	15,210

Net realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from non-affiliated investments	69,458	(317,350)	—
Net realized gain from affiliated investments	—	—	6,717
Net realized loss from securities sold short	(8,899)	—	—
Capital gain distribution from affiliated investments	—	—	27,530
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	(642,702)	(1,010,332)	—
Net change in unrealized appreciation/(depreciation) on affiliated investments	—	—	(233,636)
Net change in unrealized appreciation/(depreciation) on securities sold short	151,068	—	—

Net realized and unrealized loss on investments	(431,075)	(1,327,682)	(199,389)

Net decrease in net assets resulting from operations	$(415,180)	$(1,258,143)	$(184,179)

The accompanying notes are an integral part of the financial statements.

92

GOTHAM FUNDS

Statements of Changes in Net Assets

	Gotham Index Plus Fund		Gotham Index Plus All-Cap Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
Net increase/(decrease) in net assets from operations:
Net investment income	$2,705,390	$6,170,466	$1,151	$9,370
Net realized gain/(loss) from investments, securities sold short and swaps	(42,444,551)	(13,695,200)	(20,366)	28,176
Net change in unrealized appreciation/ (depreciation) on investments, securities sold short and swaps	(48,735,576)	(3,416,314)	(439,000)	68,785

Net increase/(decrease) in net assets resulting from operations	(88,474,737)	(10,941,048)	(458,215)	106,331

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings	(9,228,671)	(13,022,222)	(23,540)	(9,588)
Investor Class Shares:
Total distributable earnings	(203,551)	(295,007)	N/A	N/A

Net decrease in net assets from dividends and distributions to shareholders	(9,432,222)	(13,317,229)	(23,540)	(9,588)

Increase/(Decrease) in Net Assets from Capital Share Transactions (Note 4)	(164,191,235)	43,674,800	(38,524)	(14,068)

Total increase/(decrease) in net assets	(262,098,194)	19,416,523	(520,279)	82,675

Net assets
Beginning of period	664,879,181	645,462,658	2,536,671	2,453,996

End of period	$402,780,987	$664,879,181	$2,016,392	$2,536,671

The accompanying notes are an integral part of the financial statements.

93

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Enhanced Index Plus Fund		Gotham Enhanced 500 Plus Fund
	For the		For the
	Six Months Ended	For the Year	Six Months Ended	For the Year
	March 31, 2020	Ended	March 31, 2020	Ended
	(Unaudited)	September 30, 2019	(Unaudited)	September 30, 2019
Net increase/(decrease) in net assets from operations:
Net investment income	$14,466	$25,297	$15,895	$25,161
Net realized gain from investments and securities sold short	45,119	178,890	60,559	170,607
Net change in unrealized appreciation/ (depreciation) on investments and securities sold short	(602,967)	(52,085)	(491,634)	(117,197)

Net increase/(decrease) in net assets resulting from operations	(543,382)	152,102	(415,180)	78,571

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings	(250,070)	(463,324)	(246,578)	(473,685)

Net decrease in net assets from dividends and distributions to shareholders	(250,070)	(463,324)	(246,578)	(473,685)

Increase/(Decrease) in Net Assets from Capital Share Transactions (Note 4)	(4,755)	537,933	22,748	474,185

Total increase/(decrease) in net assets	(798,207)	226,711	(639,010)	79,071

Net assets
Beginning of period	3,467,030	3,240,319	2,960,189	2,881,118

End of period	$2,668,823	$3,467,030	$2,321,179	$2,960,189

The accompanying notes are an integral part of the financial statements.

94

GOTHAM FUNDS

Statements of Changes in Net Assets (Concluded)

	Gotham Enhanced S&P 500 Index Fund		Gotham Master Index Plus Fund
	For the		For the
	Six Months Ended	For the Year	Six Months Ended	For the Year
	March 31, 2020	Ended	March 31, 2020	Ended
	(Unaudited)	September 30, 2019	(Unaudited)	September 30, 2019
Net increase/(decrease) in net assets from operations:
Net investment income	$69,539	$67,791	$15,210	$10,546
Net realized gain/(loss) from investments	(317,350)	101,122	34,247	82,096
Net change in unrealized appreciation/(depreciation) on investments	(1,010,332)	(20,472)	(233,636)	(64,508)

Net increase/(decrease) in net assets resulting from operations	(1,258,143)	148,441	(184,179)	28,134

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings	(269,330)	(516,389)	(96,170)	(145,238)

Net decrease in net assets from dividends and distributions to shareholders	(269,330)	(516,389)	(96,170)	(145,238)

Increase in Net Assets from Capital Share Transactions (Note 4)	1,161,344	3,474,017	—	73,122

Total increase/(decrease) in net assets	(366,129)	3,106,069	(280,349)	(43,982)

Net assets
Beginning of period	6,634,625	3,528,556	1,274,164	1,318,146

End of period	$6,268,496	$6,634,625	$993,815	$1,274,164

The accompanying notes are an integral part of the financial statements.

95

GOTHAM FUNDS

Statements of Cash Flow

(Unaudited)

	Gotham Index Plus	Gotham Enhanced
	All-Cap Fund	500 Plus Fund
	For the	For the
	Six Months Ended	Six Months Ended
	March 31, 2020	March 31, 2020
Cash flows provided by/(used in) operating activities:
Net decrease in net assets resulting from operations	$(458,215)	$(415,180)

Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term portfolio investments	(5,060,079)	(6,318,207)
Proceeds from disposition of long-term portfolio investments	5,111,908	6,635,302
Purchases to cover securities sold short	(4,469,345)	(1,828,141)
Proceeds from securities sold short	4,464,622	1,720,452
Net realized (gain)/loss on investments, securities sold short and swaps	20,366	(60,559)
Net change in unrealized appreciation/(depreciation) on investments, securities sold short and swaps	439,000	491,634
Return of capital received from real estate investment trusts	295	—
Increase in securities lending collateral	—	(899)
(Increase)/decrease in receivable for securities sold	(18,653)	5,921
Increase in dividend and interest receivable	(390)	(26)
Decrease in receivable from investment advisor	15,358	5,540
Decrease in prepaid expenses and other assets	91	68
Increase in due from broker	—	(7,029)
Increase/(decrease) in payable for investments purchased	18,356	(6,476)
Decrease in payable for dividends on securities sold short	(117)	(13)
Increase in payable for securities lending collateral	—	899
Decrease in accrued expense payable	(22,933)	(24,363)

Net cash provided by operating activities	40,264	198,923

Cash flows from financing activities:
Proceeds from shares sold	—	19,406
Payment of shares redeemed	(51,802)	(243,236)
Dividends and distributions to shareholders	(10,262)	—

Net cash used in financing activities	(62,064)	(223,830)

Net decrease in cash	(21,800)	(24,907)
Cash and restricted cash:
Reconciliation of restricted and unrestricted cash at the beginning of the period to the statements of assets and liabilities:
Cash	789	61,664
Restricted cash	61,981	—
Reconciliation of restricted and unrestricted cash at the end of the period to the statements of assets and liabilities:
Cash	$2,678	$8,774

Restricted cash	$38,292	$27,983

Supplemental disclosure of cash flow information:
Cash paid during the year for financing charges	$8,422	$3,980

The accompanying notes are an integral part of the financial statements.

96

GOTHAM FUNDS

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Index Plus Fund
	Institutional Class Shares
	For the
	Six Months		For the	For the	For the	For the	For the
	Ended		Year	Year	Year	Year	Period
	March 31,		Ended	Ended	Ended	Ended	Ended
	2020		September 30,	September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2019	2018	2017	2016	2015*
Per Share Operating Performance
Net asset value, beginning of year/period	$15.18		$15.73	$13.00	$10.59	$9.28	$10.00

Net investment income(1)	0.07		0.13	0.10	0.06	0.07	0.03
Net realized and unrealized gain/(loss) on investments	(2.45)		(0.39)	2.68	2.41	1.42	(0.75)

Total from investment operations	(2.38)		(0.26)	2.78	2.47	1.49	(0.72)

Dividends and distributions to shareholders from:
Net investment income	(0.22)		(0.06)	(0.05)	(0.06)	(0.07)	—
Net realized capital gains	—		(0.23)	—	—	(0.11)	—

Total dividends and distributions to shareholders	(0.22)		(0.29)	(0.05)	(0.06)	(0.18)	—

Redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	—

Net asset value, end of year/period	$12.58		$15.18	$15.73	$13.00	$10.59	$9.28

Total investment return(3)	(15.98)%		(1.57)%	21.45%	23.25%	16.14%	(7.20)%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$392,793		$647,415	$631,060	$199,796	$44,190	$7,669
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	1.15	%(5)	2.99%	3.39%	3.61%	3.41%	3.63	%(5)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	1.21	%(5)	3.04%	3.39%	3.62%	3.80%	4.75	%(5)
Ratio of net investment income to average net assets (including dividend and interest expense)	0.87	%(5)	0.89%	0.69%	0.46%	0.72%	0.62	%(5)
Portfolio turnover rate	126	%(7)	253%	218%	204%	234%	94	%(7)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on March 31, 2015.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund’s Institutional Class Shares would be 1.15%, 1.15%, 1.15%, 1.18% and 1.50% for the years ended September 30, 2019, 2018, 2017 and 2016 and the period ended September 30, 2015, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

97

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Investor Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Index Plus Fund
	Investor Class Shares
	For the
	Six Months		For the	For the
	Ended		Year	Period
	March 31,		Ended	Ended
	2020		September 30,	September 30,
	(Unaudited)		2019	2018*
Per Share Operating Performance
Net asset value, beginning of year/period	$15.13		$15.70	$14.48

Net investment income/(loss)(1)	0.05		(0.06)	0.05
Net realized and unrealized gain/(loss) on investments	(2.44)		(0.24)	1.17

Total from investment operations	(2.39)		(0.30)	1.22

Dividends and distributions to shareholders from:
Net investment income	(0.18)		(0.04)	—
Net realized capital gains	—		(0.23)	—

Total dividends and distributions to shareholders	(0.18)		(0.27)	—

Redemption fees	0.00	(2)	0.00 (2)	0.00	(2)

Net asset value, end of year/period	$12.56		$15.13	$15.70

Total investment return(3)	(16.06)%		(1.82)%	8.43%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$9,988		$17,464	$14,403
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	1.40	%(5)	4.28%	3.64	%(5)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	1.46	%(5)	4.34%	3.64	%(5)
Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	0.62	%(5)	(0.40)%	0.49	%(5)
Portfolio turnover rate	126	%(7)	253%	218	%(8)

*	Investor Class commenced operations on January 2, 2018. Total return is calculated based on inception date of December 29, 2017, when initial seed capital was issued at $14.48 per share.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund’s Investor Class Shares would be 1.40% and 1.40% for the year ended September 30, 2019 and the period ended September 30, 2018, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.
(8)	Reflects portfolio turnover of the Fund for the year ended September 30, 2018.

The accompanying notes are an integral part of the financial statements.

98

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Index Plus All-Cap Fund
	Institutional Class Shares
	For the
	Six Months		For the	For the
	Ended		Year	Period
	March 31,		Ended	Ended
	2020		September 30,	September 30,
	(Unaudited)		2019	2018*
Per Share Operating Performance
Net asset value, beginning of year/period	$10.98		$10.55	$10.00

Net investment income(1)	0.01		0.04	0.02
Net realized and unrealized gain on investments	(2.03)		0.43	0.53

Total from investment operations	(2.02)		0.47	0.55

Dividends and distributions to shareholders from:
Net investment income	(0.10)		(0.04)	—
Net realized capital gains	—		—	—

Total dividends and distributions to shareholders	(0.10)		(0.04)	—

Redemption fees	—		—	0.00	(2)

Net asset value, end of year/period	$8.86		$10.98	$10.55

Total investment return(3)	(18.59)%		4.52%	5.50%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$2,016		$2,537	$2,454
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	2.50	%(5)	2.35%	2.49	%(5)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	7.37	%(5)	7.72%	7.32	%(5)
Ratio of net investment income to average net assets (including dividend and interest expense)	0.09	%(5)	0.40%	0.22	%(5)
Portfolio turnover rate	120	%(7)	220%	236	%(7)

*	Institutional Class commenced operations on January 2, 2018. Total return is calculated based on inception date of December 29, 2017, when initial seed capital was issued at $10.00 per share.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund would be 1.15%, 1.15% and 1.15% for the six months ended March 31, 2020 and year ended September 30, 2019 and the period ended September 30, 2018, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

99

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Enhanced Index Plus Fund
	Institutional Class Shares
	For the
	Six Months		For the	For the	For the	For the
	Ended		Year	Year	Year	Period
	March 31,		Ended	Ended	Ended	Ended
	2020		September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2019	2018	2017	2016*
Per Share Operating Performance
Net asset value, beginning of year/period	$12.62		$14.21	$12.12	$9.99	$10.00

Net investment income(1)	0.05		0.09	0.11	0.12	—
Net realized and unrealized gain/(loss) on investments	(2.03)		0.29	2.22	2.01	(0.01)

Total from investment operations	(1.98)		0.38	2.33	2.13	(0.01)

Dividends and distributions to shareholders from:
Net investment income	(0.13)		(0.11)	(0.18)	—	—
Net realized capital gains	(0.78)		(1.86)	(0.06)	—	—

Total dividends and distributions to shareholders	(0.91)		(1.97)	(0.24)	—	—

Redemption fees	—		—	0.00 (2)	—	—

Net asset value, end of year/period	$9.73		$12.62	$14.21	$12.12	$9.99

Total investment return(3)	(17.22)%		4.39%	19.46%	21.20%	(0.10)%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$2,669		$3,467	$3,240	$2,450	$1,999
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	1.95	%(5)	1.84%	1.84%	1.91%	—
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	5.94	%(5)	6.19%	6.18%	5.23%	—
Ratio of net investment income to average net assets (including dividend and interest expense)	0.86	%(5)	0.78%	0.80%	1.08%	—
Portfolio turnover rate	199	%(7)	346%	347%	232%	—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund would be 1.15%, 1.15%, 1.03% and 0.85% for the six months ended March 31, 2020 and the years ended September 30, 2019, 2018 and 2017, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

100

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Enhanced 500 Plus Fund Institutional Class Shares
	For the
	Six Months		For the	For the	For the	For the
	Ended		Year	Year	Year	Period
	March 31,		Ended	Ended	Ended	Ended
	2020		September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2019	2018	2017	2016*
Per Share Operating Performance
Net asset value, beginning of year/period	$11.86		$13.99	$11.86	$9.99	$10.00

Net investment income(1)	0.06		0.10	0.13	0.09	—
Net realized and unrealized gain/(loss) on investments	(1.71)		0.07	2.20	1.78	(0.01)

Total from investment operations	(1.65)		0.17	2.33	1.87	(0.01)

Dividends and distributions to shareholders from:
Net investment income	(0.14)		(0.12)	(0.16)	—	—
Net realized capital gains	(0.85)		(2.18)	(0.04)	—	—

Total dividends and distributions to shareholders	(0.99)		(2.30)	(0.20)	—	—

Redemption fees	—		—	—	—	—

Net asset value, end of year/period	$9.22		$11.86	$13.99	$11.86	$9.99

Total investment return(2)	(15.64)%		2.78%	19.86%	18.60%	(0.10)%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$2,321		$2,960	$2,881	$2,399	$1,999
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)	2.35	%(4)	2.20%	2.10%	2.21%	—
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(3)(5)	5.05	%(4)	5.23%	4.24%	5.28%	—
Ratio of net investment income to average net assets (including dividend and interest expense)	1.11	%(4)	0.90%	0.97%	0.83%	—
Portfolio turnover rate	159	%(6)	274%	224%	237%	—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursements, and recoupments for the Fund would be 1.15%, 1.15%, 1.15% and 1.15% for the six months ended March 31, 2020 and the years ended September 30, 2019, 2018 and 2017, respectively.

(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

101

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Enhanced S&P 500 Index Fund Institutional Class Shares
	For the
	Six Months		For the	For the	For the
	Ended		Year	Year	Period
	March 31,		Ended	Ended	Ended
	2020		September 30,	September 30,	September 30,
	(Unaudited)		2019	2018	2017*
Per Share Operating Performance
Net asset value, beginning of year/period	$11.93		$13.70	$11.53	$10.00

Net investment income(1)	0.11		0.19	0.20	0.13
Net realized and unrealized gain/(loss) on investments	(1.63)		0.03	2.39	1.40

Total from investment operations	(1.52)		0.22	2.59	1.53

Dividends and distributions to shareholders from:
Net investment income	(0.15)		(0.21)	(0.16)	—
Net realized capital gains	(0.27)		(1.78)	(0.26)	—

Total dividends and distributions to shareholders	(0.42)		(1.99)	(0.42)	—

Redemption fees	0.00	(2)	0.00 (2)	—	—

Net asset value, end of year/period	$9.99		$11.93	$13.70	$11.53

Total investment return(3)	(13.36)%		3.46%	22.97%	15.30%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$6,268		$6,635	$3,529	$2,931
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any	0.50	%(4)	0.50%	0.50%	0.50	%(4)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(5)	2.03	%(4)	3.20%	2.55%	3.61	%(4)
Ratio of net investment income to average net assets	1.85	%(4)	1.65%	1.59%	1.66	%(4)
Portfolio turnover rate	201	%(6)	328%	230%	268	%(6)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on December 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

102

GOTHAM FUNDS

Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Master Index Plus Fund Institutional Class Shares
	For the
	Six Months		For the		For the		For the
	Ended		Year		Year		Period
	March 31,		Ended		Ended		Ended
	2020		September 30,		September 30,		September 30,
	(Unaudited)		2019		2018		2017*
Per Share Operating Performance
Net asset value, beginning of year/period	$11.30		$12.51		$10.60		$10.00

Net investment income(1)	0.13		0.09		0.08		0.00	(2)
Net realized and unrealized gain/(loss) on investments	(1.76)		0.07		1.99		0.60

Total from investment operations	(1.63)		0.16		2.07		0.60

Dividends and distributions to shareholders from:
Net investment income	(0.16)		(0.14)		(0.16)		—
Net realized capital gains	(0.69)		(1.23)		—		—

Total dividends and distributions to shareholders	(0.85)		(1.37)		(0.16)		—

Net asset value, end of year/period	$8.82		$11.30		$12.51		$10.60

Total investment return(3)	(15.96)%		2.83%		19.66%		6.00%
Ratio/Supplemental Data
Net assets, end of year/period (in 000s)	$994		$1,274		$1,318		$1,110
Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any	0.00	%(4)(5)	0.00	%(5)	0.00	%(5)	0.00	%(4)(5)
Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(6)(7)	8.69	%(4)	6.89%		7.96%		10.31	%(4)
Ratio of net investment income to average net assets	2.45	%(4)	0.87%		0.65%		0.00	%(4)(5)
Portfolio turnover rate	4	%(8)	13%		62%		0	%(8)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on April 28, 2017.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	Amount is less than 0.005%.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(8)	Not annualized.

The accompanying notes are an integral part of the financial statements.

103

GOTHAM FUNDS

Notes to Financial Statements

March 31, 2020

(Unaudited)

1. Organization and Significant Accounting Policies

The Gotham Index Plus Fund, the Gotham Index Plus All-Cap Fund, the Gotham Enhanced Index Plus Fund, the Gotham Enhanced 500 Plus Fund, the Gotham Enhanced S&P 500 Index Fund and the Gotham Master Index Plus Fund (each a “Fund” and together, the “Funds”) are each a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each of the Funds, except for the Gotham Index Plus Fund, offers one class of shares, Institutional Class. The Gotham Index Plus Fund offers two classes of shares, Institutional Class and Investor Class. The Funds’ commencement of operations are as follows:

Gotham Index Plus Fund (“Index Plus”)	March 31, 2015
Gotham Index Plus All-Cap Fund (“Index Plus All-Cap”)	December 29, 2017
Gotham Enhanced Index Plus Fund (“Enhanced Index Plus”)	September 30, 2016
Gotham Enhanced 500 Plus Fund (“Enhanced 500 Plus”)	September 30, 2016
Gotham Enhanced S&P 500 Index Fund (“Enhanced S&P 500 Index”)	December 30, 2016
Gotham Master Index Plus Fund (“Master Index Plus”) (operates as a “Fund of Funds”)	April 28, 2017

All the Funds except for the Enhanced S&P 500 Index and Master Index Plus seek to achieve their investment objectives by primarily investing in long and short positions of U.S. equity securities. Equity securities include common and preferred stocks. Enhanced S&P 500 Index seeks to achieve its investment objective by generally investing at least 80% of its assets in U.S. equity securities listed in the S&P 500® Index. Master Index Plus seeks to achieve its investment objective by primarily investing in the other funds advised by Gotham.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. Over the Counter investments (including swap agreements) are generally valued by approved pricing services that use evaluated prices from various observable market factors. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Gotham Asset Management, LLC (“Gotham” or “the Adviser”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security, asset or liability will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — quoted prices in active markets for identical securities;

104

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets except for total return swaps with end of period unrealized appreciation of $91,892,993 held by Index Plus. These securities are considered Level 2 as of and for the period ended March 31, 2020

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended March 31, 2020, there were no transfers in or out of Level 3 for the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Cash — Cash comprises U.S. Dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Due to/from Brokers — Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Distribution (12b-1) fees and shareholder service fees relating to a specific class are charged directly to that class. The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements. General expenses of

105

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

the Trust are generally allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Code, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. A Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to its long-term implications. The COVID-19 pandemic could adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Funds by its service providers. Fund management is continuing to monitor this development and evaluate its impact on the Funds.

Short Sales — All Funds except for Enhanced S&P 500 Index may sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales. Effective August 13, 2019, Index Plus discontinued investing in short securities directly and may obtain short and long exposure through the use of swap agreements.

As of March 31, 2020, the following Funds had securities sold short, securities pledged as collateral and deposits with brokers for securities sold short:

	Value of	Securities	Deposits with
	Securities	Pledged	Brokers for
	Sold Short	as Collateral	Securities Sold Short
Index Plus All-Cap	$1,417,229	$5,565,222	$38,292
Enhanced Index Plus	1,067,336	2,505,099	40,514
Enhanced 500 Plus	979,097	2,389,293	27,983

In accordance with the terms of its prime brokerage agreements, the Funds may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security. These amounts are included in dividends and fees on securities sold short on the Statement of Operations. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund. The following Funds had net charges as shown in the table below for the six months ended March 31, 2020:

106

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

	Dividends on
	Securities Sold	Rebate
	Short	(Income)/Fees
Index Plus All-Cap	$8,729	$(8,212)
Enhanced Index Plus	6,824	(6,096)
Enhanced 500 Plus	13,226	(7,302)

The following Funds utilized short sales proceeds and incurred financing charges to finance purchases of long securities in order to accomplish the Funds’ respective investment objectives. A financing fee is charged to the Funds based on the Federal Funds rate plus an agreed upon spread. These fees are included in dividends and fees on securities sold short on the Statement of Operations and are as follows for the six months ended March 31, 2020:

	Short Sales	Financing
	Proceeds	Charges
Index Plus All-Cap	$1,369,018	$16,634
Enhanced Index Plus	1,021,879	12,593
Enhanced 500 Plus	973,746	11,282

Swap Agreements — A swap agreement is a bilateral financial instrument that involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on valuation changes to market referenced securities. The nominal amount on which the cash flows are calculated is called the notional amount.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements will be affected by a change in the market value of the referenced underlying securities that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date, in whole or part, under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the swap agreement. A Fund will not enter into any swap agreement unless the Adviser believes that the counterparty to the transaction is creditworthy.

A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of a Fund’s accrued obligations under the swap agreement.

Total Return Swaps: Total return swaps are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. The unrealized appreciation or depreciation also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate (“EFFR”). Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to or from the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations)

107

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument). As of and for the six months ended March 31, 2020, only Index Plus held total return swaps.

For the six months ended March 31, 2020, the quarterly average volume of the total return swaps was as follows:

Notional Amount
Index Plus	$(16,166,282)

Counterparty Risk — During the six months ended March 31, 2020, Index Plus was subject to counterparty risk. Certain of the derivatives entered into by the Fund may not be traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

The Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that the Fund will not sustain a loss on a transaction as a result.

Liquidity Risk — During the period ended March 31, 2020, Index Plus was subject to liquidity risk. The Fund may be subject to liquidity risk primarily due to investments in derivatives. The Fund may invest up to 15% of its net assets in illiquid securities or instruments. Certain derivatives, such as swaps, forward contracts and options may not be readily marketable and, therefore, may be deemed to be illiquid. An asset is not readily marketable if it cannot be sold within seven business days in the ordinary course of business for approximately the amount at which it is valued. Investments in illiquid assets involve the risk that the Fund may be unable to sell the asset or sell it at a reasonable price. In addition, the Fund may be required to liquidate positions or close out derivatives on unfavorable terms at a time contrary to the interests of the Fund in order to raise cash to pay redemptions.

An investment in derivatives is also subject to the risk that the Fund may not be able to terminate the derivatives effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, the Fund may be exposed to the risk of additional losses due to such delays.

Master Netting Agreement — During the six months ended March 31, 2020, Index Plus was subject to a Master Netting agreement. In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”). An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements — During the period ended March 31, 2020, Index Plus was subject to collateral requirements. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from

108

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

	Gross Amounts
	of Recognized	Collateral	Cash Collateral
	Assets	Pledged*	Received
Index Plus	$91,892,993	$(91,892,993)	$60,000,000

*	Amount disclosed is limited to the amount of assets presented in each Statement of Assets and Liabilities. Actual collateral pledged may be more than the amount shown.

2. Transactions with Related Parties and Other Service Providers

Gotham Asset Management, LLC (“Gotham” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services as the investment adviser, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below:

Index Plus	1.00%
Index Plus All-Cap	1.00%
Enhanced Index Plus	1.00%
Enhanced 500 Plus	1.00%
Enhanced S&P 500 Index	0.50%
Master Index Plus(1)	—%

(1)

For Master Index Plus, Gotham is not entitled to receive an investment advisory fee on assets invested in mutual funds advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), but is entitled to receive an investment advisory fee of 0.75% of Master Index Plus’ average net assets invested in investments other than an underlying fund. Gotham does not receive an investment advisory fee from the Fund on assets invested in an underlying fund, but does receive an investment advisory fee from each underlying fund as investment adviser to such funds. Master Index Plus does not currently expect to invest in assets other than underlying funds.

The Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions and for Master Index Plus, exclusive of management fees, if any), do not exceed the percentages set forth in the table below (on an annual basis) of each Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until the termination date set forth below, unless the Board approves its earlier termination. The table below reflects the Expense Limitation amounts, as a percentage of average daily net assets, in effect during the six months ended March 31, 2020.

109

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

	Institutional	Investor	Termination
	Class	Class	Date
Index Plus	1.15%	1.40%	January 31, 2022
Index Plus All-Cap	1.15%	N/A	January 31, 2021
Enhanced Index Plus	1.15%	N/A	January 31, 2021
Enhanced 500 Plus	1.15%	N/A	January 31, 2021
Enhanced S&P 500 Index	0.50%	N/A	January 31, 2021
Master Index Plus(1)	0.00%	N/A	January 31, 2021

(1)	Per the Expense Limitation agreement for the Fund, the expenses subject to the expense limitation are also exclusive of management fees, if any.

For the six months ended March 31, 2020, investment advisory fees accrued and waivers were as follows:

	Gross	Waiver/	Net Advisory Fee/
	Advisory Fee	Reimbursements	(Reimbursement)
Index Plus	$3,148,427	$(180,985)	$2,967,442
Index Plus All-Cap	12,669	(61,653)	(48,984)
Enhanced Index Plus	16,738	(66,839)	(50,101)
Enhanced 500 Plus	14,368	(38,798)	(24,430)
Enhanced S&P 500 Index	18,759	(57,512)	(38,753)
Master Index Plus	—	(53,965)	(53,965)

For all Funds, except for Enhanced S&P 500 Index, the Adviser is entitled to recover, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual Fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless a Fund’s expenses are below the Expense Limitation amount. As of March 31, 2020, the amounts of potential reimbursement from the Funds to the Adviser are as follows:

	Expiration	Expiration	Expiration	Expiration
	09/30/2020	09/30/2021	09/30/2022	03/31/2023
Index Plus
Institutional Class	$—	$9,077	$383,317	$176,405
Investor Class	N/A	110	11,648	4,580
Index Plus All-Cap	N/A	83,564	127,040	61,653
Enhanced Index Plus	36,351	126,683	140,588	66,839
Enhanced 500 Plus	29,699	56,635	84,996	38,798
Master Index Plus	—	97,598	83,468	53,965

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and have agreed to compensate

110

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

the intermediaries for providing those services. The fees incurred by the Funds for these services are included in transfer agent fees in the Statement of Operations.

Pershing LLC provides prime brokerage services to the Funds under an Agreement for Prime Brokerage Services. Pershing LLC is a wholly owned subsidiary of The Bank of New York Mellon Corporation.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

The Trust has adopted a distribution plan for Investor Class shares of Index Plus, in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class shares plan, Index Plus compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25%, on an annualized basis of the Investor Class shares of Index Plus’ average daily net assets.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Duff & Phelps, LLC (“D&P”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and D&P are compensated for their services provided to the Trust.

Investment in Affiliated Funds

The following table lists each issuer owned by Master Index Plus that may be deemed an “affiliated company” under the 1940 Act, as well as transactions that occurred in the security of such issuers during the six months ended March 31, 2020:

Master Index Plus
					Net	Change in
					Realized	Unrealized		Shares
	Value at	Purchase	Dividend	Sales	Gain/	Appreciation/	Value at	Held at
Name of Issuer	9/30/19	Cost	Income	Proceeds	(Loss)	(Depreciation)	3/31/20	3/31/20
Enhanced Index Plus	$332,028	$23,427	$3,281	$(36,235)	$(1,240)	$(71,928)	$246,052	25,288
Enhanced S&P 500 Index	326,734	11,542	4,132	(38,657)	4,169	(52,246)	251,542	25,179
Index Plus	326,040	5,604	4,718	(32,358)	1,142	(51,430)	248,998	19,793
Index Plus All-Cap	331,503	3,016	3,006	(41,541)	2,646	(58,032)	237,592	26,816

3. Investment in Securities

For the six months ended March 31, 2020 for all Funds, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Index Plus	$727,117,904	$900,422,069
Index Plus All-Cap	5,030,750	5,081,302
Enhanced Index Plus	9,141,845	9,472,764
Enhanced 500 Plus	6,290,499	6,606,499
Enhanced S&P 500 Index	15,599,167	14,606,379
Master Index Plus	43,589	148,791

111

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

For the six months ended March 31, 2020, the Funds had no purchases or sales of U.S. Government securities.

4. Capital Share Transactions

For the six months ended March 31, 2020 and the year ended September 30, 2019, transactions in capital shares of the Funds (authorized shares unlimited) were as follows:

	For the Six Months Ended
	March 31, 2020		For the Year Ended
	(Unaudited)		September 30, 2019
	Shares	Value	Shares	Value
Index Plus:
Institutional Class Shares:
Sales	6,099,479	$93,312,285	30,939,866	$448,118,312
Reinvestments	420,842	6,754,520	694,592	10,008,109
Redemption Fees*	—	12,725	—	10,033
Redemptions	(17,954,074)	(259,102,336)	(29,109,307)	(417,955,994)

Net Increase/(Decrease)	(11,433,753)	$(159,022,806)	2,525,151	$40,180,460

Investor Class Shares:
Sales	116,828	$1,799,877	1,220,065	$17,860,458
Reinvestments	12,614	202,195	20,501	295,007
Redemption Fees*	—	344	—	772
Redemptions	(488,370)	(7,170,845)	(1,003,916)	(14,661,897)

Net Increase/(Decrease)	(358,928)	$(5,168,429)	236,650	$3,494,340

Index Plus All-Cap:
Institutional Class Shares:
Sales	—	$—	2,673	$27,474
Reinvestments	1,153	13,278	981	9,588
Redemption Fees*	—	—	—	—
Redemptions	(4,528)	(51,802)	(5,313)	(51,130)

Net Decrease	(3,375)	$(38,524)	(1,659)	$(14,068)

Enhanced Index Plus:
Institutional Class Shares:
Sales	—	$—	8,041	$107,262
Reinvestments	20,199	250,070	41,295	463,324
Redemption Fees*	—	—	—	—
Redemptions	(20,571)	(254,825)	(2,745)	(32,653)

Net Increase/(Decrease)	(372)	$(4,755)	46,591	$537,933

112

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

	For the Six Months Ended
	March 31, 2020		For the Year Ended
	(Unaudited)		September 30, 2019
	Shares	Value	Shares	Value
Enhanced 500 Plus:
Institutional Class Shares:
Sales	1,698	$19,406	38	$500
Reinvestments	21,275	246,578	43,739	473,685
Redemption Fees*	—	—	—	—
Redemptions	(20,987)	(243,236)	—	—

Net Increase	1,986	$22,748	43,777	$474,185

Enhanced S&P 500 Index:
Institutional Class Shares:
Sales	214,670	$2,583,968	295,873	$3,503,498
Reinvestments	22,022	269,330	48,854	516,389
Redemption Fees*	—	45	—	100
Redemptions	(165,005)	(1,691,999)	(46,213)	(545,970)

Net Increase	71,687	$1,161,344	298,514	$3,474,017

Master Index Plus:
Institutional Class Shares:
Sales	—	$—	—	$—
Reinvestments	8,641	96,170	14,582	145,238
Redemption Fees*	—	—	—	—
Redemptions	(8,641)	(96,170)	(7,240)	(72,116)

Net Increase	—	$—	7,342	$73,122

*

There is a 1.00% redemption fee that may be charged on shares redeemed within 30 days of purchase. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

113

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

Significant Shareholders

As of March 31, 2020, the below Funds had shareholders that held 10% or more of the outstanding shares of the respective Fund. Transactions by these shareholders may have a material impact on the Fund.

Index Plus All-Cap
Affiliated Fund	12%
Affiliated Shareholders	44%
Non-affiliated Shareholders	44%
Enhanced Index Plus
Non-affiliated Shareholders	87%
Enhanced 500 Plus
Non-affiliated Shareholders	98%
Enhanced S&P 500 Index
Non-affiliated Shareholders	39%
Master Index Plus
Non-affiliated Shareholders	100%

5. Securities Lending

All Funds, except for Enhanced S&P 500 Index, may lend securities to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund’s investment objective. Securities purchased with cash collateral are included in market value of securities designated as collateral for securities on loan on the Statements of Assets and Liabilities. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds pay a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. These fees are included in the fees on cash collateral on the Statements of Operations. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. During the six months ended March 31, 2020, the Funds listed below each had securities lending programs. The market value of securities on loan and cash collateral received as of March 31, 2020 and the income generated from the programs during the six months ended March 31, 2020, with respect to such loans are as follows:

	Market Value		Market Value	Income Received
	of Securities	Cash Collateral	of Non-cash	from Securities
	Loaned	Received	Collateral	Lending
Enhanced Index Plus	$105,803	$14,352	$96,355	$601
Enhanced 500 Plus	41,281	1,040	42,309	34

Securities lending transactions are entered into by the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received from that counterparty and create one single net payment due to or from the Funds. The following table is a summary of each of the Fund’s open securities lending transactions which are subject to a MSLA as of March 31, 2020:

114

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

Gross Amount Not Offset in the
Statement of Assets and Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented		Cash
		Statement of	in the Statement		and Non-Cash
	Gross Amounts of	Assets and	of Assets and	Financial	Collateral	Net
	Recognized Assets	Liabilities	Liabilities	Instruments	Received*	Amount**
Enhanced Index Plus	$105,803	—	$105,803	—	$(105,803)	—
Enhanced 500 Plus	44,281	—	44,281	—	(44,281)	—

*	Amount disclosed is limited to the amount of assets presented in each Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.

**	Net amount represents the net receivable from the counterparty in the event of a default.

6. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds had determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

The tax character of distributions paid by the Funds during the year ended September 30, 2019 were as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Return
	Dividend	Dividend	of Capital
Index Plus	$2,617,482	$10,699,747	$—
Index Plus All-Cap	9,588	—	—
Enhanced Index Plus	25,137	438,187	—
Enhanced 500 Plus	25,689	447,996	—
Enhanced S&P 500 Index	102,992	413,397	—
Master Index Plus	132,909	12,329	—

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of September 30, 2019, the components of distributable earnings on a tax basis were as follows:

		Undistributed	Undistributed	Unrealized	Qualified	Other
	Capital Loss	Ordinary	Long-Term	Appreciation/	Late-Year	Temporary
	Carryforward	Income	Gain	(Depreciation)	Losses	Differences
Index Plus	$(27,122,533)	$9,432,187	$—	$87,208,518	$—	$(3,816,059)
Index Plus All Cap	(118,844)	21,067	—	314,963	—	(13,794)
Enhanced Index Plus	—	27,165	142,077	392,613	—	—
Enhanced 500 Plus	—	26,316	191,402	209,700	—	—
Enhanced S&P 500 Index	—	71,365	135,137	346,629	—	—
Master Index Plus	—	140	78,313	67,703	—	—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. The temporary differences as of September 30, 2019 were primarily attributed to deferral of loss on unsettled trades, wash sales on unsettled short sales, wash sales, straddle losses outstanding, realized gain/loss

115

GOTHAM FUNDS

Notes to Financial Statements (Concluded)

March 31, 2020

(Unaudited)

on unsettled swap agreements, deferred interest expense and capital loss carryforwards not yet utilized. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

As of March 31, 2020, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

				Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation/
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)
Index Plus	$415,580,473	$105,973,784	$(54,632,646)	$51,341,138
Index Plus All-Cap	3,845,075	690,912	(708,849)	(17,937)
Enhanced Index Plus	4,101,863	472,918	(600,711)	(127,793)
Enhanced 500 Plus.	3,589,307	299,978	(483,703)	(183,725)
Enhanced S&P 500 Index	6,808,700	291,083	(877,125)	(586,042)
Master Index Plus	1,149,109	—	(164,925)	(164,925)

*

Because tax adjustments are calculated annually at the end of a Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in such Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30 or (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2019, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2019. For the year ended September 30, 2019, the Funds had no deferred losses.

Accumulated capital losses represent net capital loss carryforwards as of September 30, 2019 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of September 30, 2019, the following Funds had long-term and short-term capital loss carryforwards in the following amounts:

Capital Losses
Carryforwards
Index Plus	$27,122,533
Index Plus All-Cap	118,844

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued, and has determined that there were the following subsequent events:

In a supplement dated May 4, 2020 to the Fund’s Prospectus and Statement of Additional Information dated February 1, 2020, Enhanced S&P 500 Index’s Expense Limitation termination date has been extended to January 31, 2023, effective April 22, 2020.

On May 22, 2020, the Board approved a plan to liquidate and terminate Index Plus All-Cap, Enhanced Index Plus and Master Index Plus, which are expected to occur on or about May 28, 2020, June 12, 2020 and May 28, 2020, respectively.

116

GOTHAM FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how a Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 974-6852 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to their reports on Form N-PORT. The Trust’s portfolio holdings on Form N-PORT are available on the SEC’s website at http://www.sec.gov.

117

GOTHAM FUNDS

Statement Regarding Liquidity Risk Management Program

(Unaudited)

On October 16, 2016, the Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of FundVantage Trust, on behalf of the Gotham Funds (each a “Fund” and, collectively, the “Funds”), met on December 9-10, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the Funds, pursuant to the Liquidity Rule. The Board has appointed a committee of individuals to serve as the program administrator for the Funds’ Program (the “Program Committee”). At the Meeting, the Program Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation and any material changes to the Program as of September 30, 2019 (the “Report”).

The Report described the Program’s liquidity classification methodology. It also described the Program Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of each Fund’s portfolio holdings, a HLIM was not currently required for any of the Funds.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing liquidity risk, as follows:

A. Each Fund’s investment strategy and liquidity of Fund investments during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed each Fund’s strategy and its determination that the strategy remains appropriate for an open-end fund structure. This determination was based on each Fund’s holdings of Highly Liquid Investments, the diversification of holdings and the related average position size of the holdings.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed historical net redemption activity and noted that it used this information as a component to establish each Fund’s reasonably anticipated trading size. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Program Committee also took into consideration each Fund’s shareholder ownership concentration and the fact that the shares of certain Funds are offered through intermediaries. The intermediary agreements increase the likelihood of large unanticipated redemptions, meaning a Fund may not have the ability to conduct an orderly sale of portfolio securities. The amount of assets a Fund has on these platforms is a significant factor in the ability of the Fund to meet redemption expectations. In light of each Fund’s holdings, it was noted that each Fund maintains a high level of liquidity to meet shareholder redemptions under both normal and stressed market conditions.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: As part of the Report, the Program Committee reviewed any changes in each Fund’s cash and cash equivalents positions in response to current/anticipated redemption activity or market conditions. It was noted that the Funds do not currently have a borrowing or other credit funding arrangement.

118

Investment Adviser

Gotham Asset Management, LLC

535 Madison Avenue, 30th Floor

New York, NY 10022

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

GOTII-0320

GOTHAM FUNDS

of

FundVantage Trust

Gotham Absolute 500 Fund

Gotham Absolute 500 Core Fund

Gotham Enhanced 500 Fund

Gotham Neutral 500 Fund

Gotham Hedged Plus Fund

Gotham Hedged Core Fund

Gotham Defensive Long Fund

Gotham Short Strategies Fund

Gotham Master Neutral Fund

Gotham ESG Large Value Fund

SEMI-ANNUAL REPORT

March 31, 2020

(Unaudited)

Important Information on Paperless Delivery

Beginning on January 1, 2021, paper copies of the Gotham Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from the Gotham Funds or from your financial intermediary. Instead, annual and semi-annual shareholder reports will be available on the Gotham Funds’ website (www.GothamFunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through the Gotham Funds, call the Gotham Funds toll-free at 1 (877) 974-6852 or write to the Gotham Funds at Gotham Funds, FundVantage Trust, c/o BNY Mellon Investment Servicing, P.O. Box 9829, Providence, RI 02940-8029. Your election to receive shareholder reports in paper will apply to all Gotham Funds that you hold through the financial intermediary, or directly with the Gotham Funds.

This report is submitted for the general information of the shareholders of the Gotham Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Gotham Funds.

GOTHAM FUNDS

SEMI-ANNUAL REPORT

AS OF MARCH 31, 2020

[THIS PAGE INTENTIONALLY LEFT BLANK.]

GOTHAM FUNDS

Important Information

The performance data quoted in this report represents past performance and does not guarantee future results. The investment return and principal value of an investment in a Gotham Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

Each Gotham Fund covered by this report (each a, “Fund”) compares its performance to an unmanaged index. An index does not reflect operational and transactional costs which apply to a mutual fund. It is not possible to invest directly in an index.

Mutual fund investing involves risks, including possible loss of principal. Each Fund except Gotham ESG Large Value Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Each Fund except Gotham ESG Large Value Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Gotham Absolute 500 Fund, Gotham Enhanced 500 Fund and Gotham Short Strategies Fund utilize one or more swap agreements in their investment programs. The use of derivatives such as swaps exposes a Fund to additional risks including increased volatility, lack of liquidity and possible losses greater than the Fund’s initial investment. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. Each Fund may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs to a Fund. There can be no guarantee that a Fund will achieve its objectives.

A prospective investor should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Funds, and should be read carefully before investing. A copy of the prospectus or summary prospectus is available at www.GothamFunds.com or by calling (877) 974-6852.

GOTHAM FUNDS

Gotham Absolute 500 Fund

Semi-Annual Report

Performance Data

March 31, 2020

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2020
	Six Months*	1 Year	3 Year	5 Year	Since Inception
Institutional Class Shares	-15.46%	-13.74%	-0.29%	1.90%	2.69%	**
HFRX Equity Hedge Index	-11.04%	-9.44%	-2.36%	-1.77%	-0.89%	***

*	Not Annualized.
**	The Gotham Absolute 500 Fund (the “Fund”) commenced operations on July 31, 2014.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2020, the “Total Annual Fund Operating Expenses” are 2.36% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.50% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the of the HFRX report net of all fees returns.

GOTHAM FUNDS

Gotham Absolute 500 Core Fund

Semi-Annual Report

Performance Data

March 31, 2020

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2020
	Six Months*	1 Year	3 Year	Since Inception
Institutional Class Shares	-12.55%	-10.00%	1.33%	3.31%**
HFRX Equity Hedge Index	-11.04%	-9.44%	-2.36%	-1.06%***

*	Not Annualized.
**	The Gotham Absolute 500 Core Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2020, the “Total Annual Fund Operating Expenses” are 4.81% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.70% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.

GOTHAM FUNDS

Gotham Enhanced 500 Fund

Semi-Annual Report

Performance Data

March 31, 2020

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2020
	Six Months*	1 Year	3 Year	5 Year	Since Inception
Institutional Class Shares	-22.79%	-21.01%	-0.70%	2.79%	2.46%**
S&P 500® Total Return Index	-12.31%	-6.98%	5.10%	6.73%	6.59%**	*

*	Not Annualized.
**	The Gotham Enhanced 500 Fund (the “Fund”) commenced operations on December 31, 2014.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2020, the “Total Annual Fund Operating Expenses” are 1.86% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.50% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS

Gotham Neutral 500 Fund

Semi-Annual Report

Performance Data

March 31, 2020

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2020
	Six Months*	1 Year	3 Year	Since Inception
Institutional Class Shares	-8.48%	-6.84%	0.36%	1.94%**
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	1.04%	2.25%	1.83%	1.62%**	*

*	Not Annualized.
**	The Gotham Neutral 500 Fund (the “Fund”) commenced operations on October 1, 2016. The Fund’s inception date was September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2020, the “Total Annual Fund Operating Expenses” are 2.82% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.82% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.35% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Index”). The Index is an index comprised of a single Treasury bill issue purchased at the beginning of the month and held for a full month, then sold and rolled into a newly selected Treasury bill issue.

GOTHAM FUNDS

Gotham Hedged Plus Fund

Semi-Annual Report

Performance Data

March 31, 2020

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2020
	Six Months*	1 Year	3 Year	Since Inception
Institutional Class Shares	-10.75%	-8.82%	1.30%	3.79%**
HFRX Equity Hedge Index	-11.04%	-9.44%	-2.36%	-0.36%**	*

*	Not Annualized.
**	The Gotham Hedged Plus Fund (the “Fund”) commenced operations on March 31, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2020, the “Total Annual Fund Operating Expenses” are 6.97% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.68% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.

GOTHAM FUNDS

Gotham Hedged Core Fund

Semi-Annual Report

Performance Data

March 31, 2020

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2020
	Six Months*	1 year	3 Year	Since Inception
Institutional Class Shares	-8.94%	-5.99%	2.82%	4.75%**
HFRX Equity Hedge Index	-11.04%	-9.44%	-2.36%	-1.06%**	*

*	Not Annualized.
**	The Gotham Hedged Core Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2020, the “Total Annual Fund Operating Expenses” are 4.05% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 1.00% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.85% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. Equity Hedge Index (“HFRX”). The HFRX is an index of quantitatively-selected hedge funds which maintain positions both long and short in primarily equity and equity derivative securities. Constituents of the HFRX report net of all fees returns.

GOTHAM FUNDS

Gotham Defensive Long Fund

Semi-Annual Report

Performance Data

March 31, 2020

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2020
	Six Months*	1 Year	3 Year	Since Inception
Institutional Class Shares	-16.97%	-11.77%	-0.82%	1.37%**
S&P 500® Total Return Index	-12.31%	-6.98%	5.10%	7.27%**	*

*	Not Annualized.
**	The Gotham Defensive Long Fund (the “Fund”) commenced operations on September 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2020, the “Total Annual Fund Operating Expenses” are 7.66% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.44% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS

Gotham Short Strategies Fund

Semi-Annual Report

Performance Data

March 31, 2020

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2020
	Six Months*	1 year	3 Year	5 Year	10 Year
Institutional Class Shares**	4.37%	0.81%	-3.95%	-1.13%	-2.16%
50% Inverse of the S&P 500®	3.11%	-0.71%	-4.59%	-4.60%	-6.13%

*	Not Annualized.
**

A privately offered fund (the “Predecessor Fund”) managed by Gotham Asset Management, LLC was reorganized into the Gotham Short Strategies Fund (the “Fund” or “GSSFX”) on July 31, 2017, the date GSSFX commenced operations. The Predecessor Fund was organized and commenced operations in February 2008 and had an investment objective, investment policies and restrictions that were, in all material respects, equivalent to those of GSSFX. However, the Predecessor Fund was not registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). In addition, this Predecessor Fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, might have adversely affected its performance. GSSFX’s performance for periods prior to the commencement of operations on July 31, 2017 is that of the Predecessor Fund adjusted to reflect GSSFX’s fee structure.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2020, the “Total Annual Fund Operating Expenses” are 2.20% and the “Total Annual Fund Operating Expenses After Fee waivers and/or Expense Reimbursements” are 1.35% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.35% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.

The 50% Inverse of the S&P 500® reflects the return of the S&P 500® adjusted to show the negative 50% targeted net short exposure of the Predecessor Fund. Its returns reflect reinvested dividends.

GOTHAM FUNDS

Gotham Master Neutral Fund

Semi-Annual Report

Performance Data

March 31, 2020

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2020
	Six Months*	1 Year	Since Inception
Institutional Class Shares	-6.08%	-5.52%	-0.88%*	*
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	1.04%	2.25%	1.86%*	**

*	Not Annualized.
**	The Gotham Master Neutral Fund (the “Fund”) commenced operations on April 28, 2017.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2020, the “Total Annual Fund Operating Expenses” are 2.72% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement” are 1.39% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to waive its investment advisory fees at an annual rate in the amount of 0.30% (the “Advisory Fee Waiver”), effectively reducing the investment advisory fee from 0.75% to 0.45%. In addition to the Advisory Fee Waiver, the Advisor has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, management fees (if any), and brokerage commissions) do not exceed 0.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Advisory Fee Waiver will remain in place until January 31, 2021, and the Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.

The Fund intends to evaluate performance as compared to that of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Index”). The Index is an index comprised of a single Treasury bill issue purchased at the beginning of the month and held for a full month, then sold and rolled into a newly selected Treasury bill issue.

GOTHAM FUNDS

Gotham ESG Large Value Fund

Semi-Annual Report

Performance Data

March 31, 2020

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2020
	Six Months*	1 Year	Since Inception*
Institutional Class Shares	-20.37%	-15.73%	-2.41%**
S&P 500® Total Return Index	-12.31%	-6.98%	5.25%***

*	Not Annualized.
**	The Gotham ESG Large Value Fund (the “Fund”) incepted on December 28, 2018.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Past performance does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares; nor a 1.00% fee applied by the Fund’s Institutional Class to the value of shares redeemed within 30 days of purchase.

As stated in the current prospectus dated February 1, 2020, the “Total Annual Fund Operating Expenses” are 6.59% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement” are 0.75% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.75% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends.

GOTHAM FUNDS

Fund Expense Disclosure

March 31, 2020

(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2019, and held for the entire period through March 31, 2020.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Institutional Class

	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Absolute 500 Fund
Actual	$1,000.00	$845.40	1.50%	$6.92
Hypothetical (5% return before expenses)	1,000.00	1,017.50	1.50%	7.57

Gotham Absolute 500 Core Fund
Actual	$1,000.00	$874.50	1.92%	$9.02
Hypothetical (5% return before expenses)	1,000.00	1,015.38	1.92%	9.69

Gotham Enhanced 500 Fund
Actual	$1,000.00	$772.10	1.50%	$6.65
Hypothetical (5% return before expenses)	1,000.00	1,017.50	1.50%	7.57

Gotham Neutral 500 Fund
Actual	$1,000.00	$915.20	2.72%	$13.03
Hypothetical (5% return before expenses)	1,000.00	1,011.40	2.72%	13.68

GOTHAM FUNDS

Fund Expense Disclosure (Concluded)

March 31, 2020

(Unaudited)

	Institutional Class

	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Hedged Plus Fund
Actual	$1,000.00	$892.50	3.24%	$15.35
Hypothetical (5% return before expenses)	1,000.00	1,008.78	3.24%	16.29

Gotham Hedged Core Fund
Actual	$1,000.00	$910.60	1.32%	$6.29
Hypothetical (5% return before expenses)	1,000.00	1,018.41	1.32%	6.65

Gotham Defensive Long Fund
Actual	$1,000.00	$830.30	3.64%	$16.65
Hypothetical (5% return before expenses)	1,000.00	1,006.80	3.64%	18.26

Gotham Short Strategies Fund
Actual	$1,000.00	$1,043.70	1.35%	$6.90
Hypothetical (5% return before expenses)	1,000.00	1,018.25	1.35%	6.81

Gotham Master Neutral Fund
Actual	$1,000.00	$939.20	0.17%	$0.82
Hypothetical (5% return before expenses)	1,000.00	1,024.16	0.17%	0.85

Gotham ESG Large Value Fund
Actual	$1,000.00	$796.30	0.75%	$3.37
Hypothetical (5% return before expenses)	1,000.00	1,021.25	0.75%	3.79

*

Annualized expense ratios include dividend expense on securities sold short and interest expense on securities sold short and borrowings, except for the Gotham ESG Large Value Fund which does not short securities or use leverage.

**

Expenses are equal to a Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the six-month period ended March 31, 2020, multiplied by the average account value over the period, multiplied by the number of days in the most recent period, then divided by 366 to reflect the period. Hypothetical expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366 to reflect the period.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2020

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Absolute 500 Fund

	% of Net Assets	Value
COMMON STOCKS:
Capital Goods	17.3%	$2,218,732
Insurance	7.7	982,577
Retailing	6.8	878,442
Pharmaceuticals, Biotechnology & Life Sciences	6.2	795,945
Health Care Equipment & Services	5.8	739,311
Energy	5.7	728,344
Real Estate	5.4	698,550
Diversified Financials	4.9	628,095
Technology Hardware & Equipment	4.8	620,123
Food, Beverage & Tobacco	4.5	572,875
Software & Services	4.3	551,064
Telecommunication Services	4.3	547,081
Materials	4.1	530,392
Consumer Durables & Apparel	1.7	220,491
Household & Personal Products	1.7	215,671
Banks	1.7	214,631
Consumer Services	1.5	194,378
Transportation	1.5	187,944
Food & Staples Retailing	1.3	161,687
Media & Entertainment	1.2	157,217
Automobiles & Components	0.7	90,195
Commercial & Professional Services	0.5	63,984
Utilities	0.2	32,102
Semiconductors & Semiconductor Equipment	0.0	484

Total Common Stocks	93.8	12,030,315

Other Assets in Excess of Liabilities	6.2	798,269

NET ASSETS	100.0%	$12,828,584

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2020

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Absolute 500 Core Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	18.1%	$380,134
Pharmaceuticals, Biotechnology & Life Sciences	11.2	234,541
Retailing	8.1	170,069
Insurance	7.5	158,493
Energy	7.4	154,520
Food, Beverage & Tobacco	7.1	148,084
Real Estate	6.9	144,845
Diversified Financials	5.8	122,439
Technology Hardware & Equipment	5.8	120,994
Health Care Equipment & Services	5.5	115,216
Materials	4.5	93,912
Telecommunication Services	4.5	93,820
Software & Services	4.4	92,804
Consumer Durables & Apparel	2.0	41,830
Household & Personal Products	1.9	40,620
Consumer Services	1.8	38,023
Transportation	1.4	30,164
Food & Staples Retailing	1.4	28,510
Media & Entertainment	1.2	25,670
Banks	0.9	18,477
Automobiles & Components	0.8	17,342
Commercial & Professional Services	0.6	13,016
Utilities	0.5	10,259

Total Long Positions	109.3	2,293,782

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Insurance	(0.1)%	$(1,668)
Household & Personal Products	(0.2)	(4,090)
Automobiles & Components	(0.3)	(5,274)
Telecommunication Services	(0.3)	(6,171)
Consumer Durables & Apparel	(0.4)	(8,278)
Banks	(0.7)	(13,990)
Commercial & Professional Services	(0.7)	(14,956)
Technology Hardware & Equipment	(0.7)	(15,463)
Consumer Services	(0.8)	(16,087)
Energy	(0.9)	(19,873)
Food, Beverage & Tobacco	(1.1)	(22,735)
Materials	(1.1)	(23,526)
Retailing	(1.4)	(29,402)
Media & Entertainment	(2.1)	(43,155)
Transportation	(2.3)	(49,114)
Diversified Financials	(2.4)	(49,531)
Real Estate	(2.8)	(58,872)
Pharmaceuticals, Biotechnology & Life Sciences	(3.1)	(64,339)
Health Care Equipment & Services	(3.9)	(82,625)
Capital Goods	(4.0)	(84,597)
Semiconductors & Semiconductor Equipment	(6.4)	(133,942)
Utilities	(6.4)	(135,184)
Software & Services	(7.4)	(155,471)

Total Short Positions	(49.5)	(1,038,343)

Other Assets in Excess of Liabilities	40.2	843,775

NET ASSETS	100.0%	$2,099,214

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2020

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced 500 Fund

	% of Net Assets	Value
COMMON STOCKS:
Capital Goods	20.1%	$1,823,824
Insurance	10.2	926,737
Retailing	9.2	837,063
Real Estate	6.1	558,564
Energy	5.6	507,720
Telecommunication Services	5.6	505,260
Health Care Equipment & Services	5.3	480,317
Pharmaceuticals, Biotechnology & Life Sciences	4.7	428,322
Food, Beverage & Tobacco	4.6	419,066
Materials	4.5	405,963
Technology Hardware & Equipment	4.0	362,228
Software & Services	3.0	274,867
Diversified Financials	2.6	234,587
Food & Staples Retailing	2.0	179,086
Consumer Durables & Apparel	1.5	136,973
Consumer Services	1.4	127,589
Automobiles & Components	0.9	77,187
Banks	0.8	75,345
Media & Entertainment	0.7	66,813
Transportation	0.7	62,665
Household & Personal Products	0.6	54,497
Commercial & Professional Services	0.4	39,187
Utilities	0.4	36,718
Semiconductors & Semiconductor Equipment	0.0	1,048

Total Common Stocks	94.9	8,621,626

Other Assets in Excess of Liabilities	5.1	464,164

NET ASSETS	100.0%	$9,085,790

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2020

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Neutral 500 Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	19.8%	$1,566,490
Pharmaceuticals, Biotechnology & Life Sciences	10.6	835,683
Insurance	9.6	761,548
Retailing	8.5	673,691
Energy	8.5	673,598
Real Estate	8.0	636,079
Diversified Financials	7.6	603,174
Food, Beverage & Tobacco	6.4	505,108
Technology Hardware & Equipment	6.2	488,267
Health Care Equipment & Services	6.1	478,845
Materials	5.1	404,107
Telecommunication Services	4.9	385,229
Software & Services	4.6	361,197
Banks	3.1	242,149
Consumer Durables & Apparel	2.3	181,576
Consumer Services	1.9	152,117
Transportation	1.4	110,915
Household & Personal Products	1.3	100,734
Automobiles & Components	1.1	89,094
Food & Staples Retailing	0.9	74,559
Media & Entertainment	0.9	71,022
Commercial & Professional Services	0.7	57,678
Utilities	0.5	40,421
Semiconductors & Semiconductor Equipment	0.1	9,676

Total Long Positions	120.1	9,502,957

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Food & Staples Retailing	(0.3)%	$(23,976)
Automobiles & Components	(0.5)	(40,169)
Telecommunication Services	(0.6)	(45,393)
Banks	(0.6)	(49,871)
Consumer Durables & Apparel	(0.7)	(59,685)
Household & Personal Products	(0.8)	(66,141)
Commercial & Professional Services	(1.3)	(100,793)
Technology Hardware & Equipment	(1.4)	(107,177)
Consumer Services	(1.5)	(118,848)
Energy	(1.8)	(142,920)
Retailing	(2.3)	(185,699)
Materials	(2.4)	(189,381)
Food, Beverage & Tobacco	(2.5)	(194,831)
Transportation	(3.6)	(285,230)
Diversified Financials	(4.1)	(321,487)
Media & Entertainment	(4.8)	(378,639)
Real Estate	(5.6)	(443,600)
Pharmaceuticals, Biotechnology & Life Sciences	(6.8)	(535,740)
Health Care Equipment & Services	(7.8)	(618,976)
Capital Goods	(8.0)	(631,207)
Semiconductors & Semiconductor Equipment	(10.9)	(859,547)
Utilities	(13.0)	(1,031,057)
Software & Services	(13.8)	(1,096,168)

Total Short Positions	(95.1)	(7,526,535)

Other Assets in Excess of Liabilities	75.0	5,938,788

NET ASSETS	100.0%	$7,915,210

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2020

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Hedged Plus Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	17.2%	$376,286
Software & Services	11.6	254,545
Retailing	10.1	221,752
Energy	9.6	209,502
Health Care Equipment & Services	8.8	192,405
Technology Hardware & Equipment	8.7	189,198
Pharmaceuticals, Biotechnology & Life Sciences	8.5	186,041
Diversified Financials	8.3	182,167
Media & Entertainment	7.5	163,765
Materials	6.6	145,394
Real Estate	6.6	144,802
Food, Beverage & Tobacco	6.6	144,001
Insurance	5.8	127,624
Banks	4.1	88,791
Utilities	4.0	87,235
Transportation	3.8	82,791
Semiconductors & Semiconductor Equipment	3.7	81,559
Consumer Services	3.3	72,105
Consumer Durables & Apparel	3.2	70,943
Commercial & Professional Services	2.2	48,137
Household & Personal Products	1.9	42,419
Telecommunication Services	1.6	34,440
Food & Staples Retailing	1.5	32,513
Automobiles & Components	1.2	25,751

Total Long Positions	146.4	3,204,166

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Food & Staples Retailing	(0.0)%	$(570)
Telecommunication Services	(0.2)	(3,207)
Consumer Durables & Apparel	(0.6)	(13,971)
Automobiles & Components	(1.0)	(22,246)
Household & Personal Products	(1.1)	(23,761)
Banks	(1.6)	(34,159)
Commercial & Professional Services	(2.1)	(45,371)
Insurance	(2.5)	(55,425)
Consumer Services	(2.6)	(57,111)
Transportation	(2.7)	(58,048)
Semiconductors & Semiconductor Equipment	(3.2)	(69,757)
Media & Entertainment	(3.4)	(73,800)
Retailing	(3.4)	(74,805)
Real Estate	(3.5)	(76,983)
Food, Beverage & Tobacco	(3.7)	(80,923)
Materials	(3.8)	(82,525)
Technology Hardware & Equipment	(4.1)	(88,725)
Diversified Financials	(5.0)	(109,957)
Pharmaceuticals, Biotechnology & Life Sciences	(5.1)	(111,859)
Utilities	(6.1)	(134,029)
Software & Services	(6.5)	(141,593)
Health Care Equipment & Services	(6.9)	(151,732)
Energy	(7.3)	(160,653)
Capital Goods	(10.6)	(232,376)

Total Short Positions	(87.0)	(1,903,586)

Other Assets in Excess of Liabilities	40.6	888,530

NET ASSETS	100.0%	$2,189,110

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2020

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Hedged Core Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	9.7%	$215,967
Software & Services	9.2	205,110
Retailing	7.1	157,656
Technology Hardware & Equipment	6.2	138,139
Media & Entertainment	6.2	137,137
Pharmaceuticals, Biotechnology & Life Sciences	6.1	134,253
Health Care Equipment & Services	5.6	124,926
Energy	5.5	121,263
Diversified Financials	5.4	119,037
Food, Beverage & Tobacco	4.3	95,675
Materials	3.8	85,129
Real Estate	3.7	81,984
Insurance	3.2	71,712
Banks	3.1	69,601
Semiconductors & Semiconductor Equipment	2.6	58,526
Utilities	2.4	52,886
Transportation	2.1	45,805
Consumer Services	2.0	43,515
Consumer Durables & Apparel	1.9	42,276
Household & Personal Products	1.5	32,667
Telecommunication Services	1.5	32,224
Food & Staples Retailing	1.4	31,924
Commercial & Professional Services	1.2	27,494
Automobiles & Components	0.6	13,604

Total Long Positions	96.3	2,138,510

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Telecommunication Services	(0.1)%	$(1,305)
Consumer Durables & Apparel	(0.2)	(5,367)
Household & Personal Products	(0.4)	(9,615)
Automobiles & Components	(0.5)	(9,876)
Banks	(0.7)	(14,930)
Commercial & Professional Services	(0.9)	(20,691)
Transportation	(1.0)	(21,451)
Insurance	(1.0)	(22,931)
Semiconductors & Semiconductor Equipment	(1.1)	(23,936)
Consumer Services	(1.2)	(26,563)
Real Estate	(1.3)	(29,465)
Media & Entertainment	(1.4)	(31,183)
Retailing	(1.5)	(33,090)
Food, Beverage & Tobacco	(1.6)	(35,798)
Materials	(1.7)	(38,011)
Pharmaceuticals, Biotechnology & Life Sciences	(1.9)	(42,016)
Technology Hardware & Equipment	(1.9)	(42,805)
Diversified Financials	(2.2)	(48,408)
Software & Services	(2.4)	(53,362)
Utilities	(2.4)	(53,612)
Health Care Equipment & Services	(2.8)	(61,696)
Energy	(3.6)	(79,943)
Capital Goods	(4.8)	(106,181)

Total Short Positions	(36.6)	(812,235)

Other Assets in Excess of Liabilities	40.3	893,874

NET ASSETS	100.0%	$2,220,149

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2020

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Defensive Long Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	21.3%	$410,525
Pharmaceuticals, Biotechnology & Life Sciences	20.5	395,219
Food, Beverage & Tobacco	17.4	334,534
Materials	15.3	295,229
Retailing	13.1	252,136
Health Care Equipment & Services	12.8	246,140
Software & Services	10.1	195,236
Technology Hardware & Equipment	7.4	143,064
Energy	6.8	131,668
Utilities	5.8	111,740
Consumer Durables & Apparel	5.8	110,867
Household & Personal Products	5.7	109,232
Telecommunication Services	5.4	104,050
Food & Staples Retailing	4.9	94,557
Transportation	4.6	89,286
Consumer Services	4.5	86,698
Commercial & Professional Services	4.2	81,229
Media & Entertainment	3.9	75,235
Semiconductors & Semiconductor Equipment	2.4	46,394
Automobiles & Components	1.1	21,463

Total Long Positions	173.0	3,334,502

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.3)%	$(6,056)
Automobiles & Components	(1.3)	(25,134)
Utilities	(1.6)	(30,203)
Consumer Services	(1.6)	(30,516)
Telecommunication Services	(1.6)	(31,513)
Consumer Durables & Apparel	(1.7)	(32,989)
Commercial & Professional Services	(1.8)	(34,733)
Food, Beverage & Tobacco	(2.0)	(39,126)
Transportation	(3.0)	(58,368)
Materials	(3.1)	(59,444)
Technology Hardware & Equipment	(3.6)	(69,713)
Media & Entertainment	(4.0)	(76,820)
Energy	(5.2)	(99,722)
Retailing	(5.3)	(101,576)
Capital Goods	(5.4)	(104,509)
Health Care Equipment & Services	(6.2)	(119,102)
Semiconductors & Semiconductor Equipment	(7.6)	(146,832)
Pharmaceuticals, Biotechnology & Life Sciences	(8.6)	(166,152)
Software & Services	(10.2)	(196,450)

Total Short Positions	(74.1)	(1,428,958)

Other Assets in Excess of Liabilities	1.1	21,598

NET ASSETS	100.0%	$1,927,142

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2020

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Short Strategies Fund

	% of Net Assets	Value
COMMON STOCKS:
Capital Goods	14.4%	$4,754,514
Energy	10.6	3,500,657
Retailing	10.5	3,457,514
Software & Services	9.1	3,015,240
Materials	8.8	2,919,351
Consumer Durables & Apparel	8.5	2,817,388
Health Care Equipment & Services	7.3	2,405,885
Technology Hardware & Equipment	4.8	1,600,673
Semiconductors & Semiconductor Equipment	4.7	1,538,908
Transportation	3.3	1,072,476
Food, Beverage & Tobacco	3.0	982,088
Consumer Services	2.9	952,829
Pharmaceuticals, Biotechnology & Life Sciences	2.5	810,812
Commercial & Professional Services	1.9	625,690
Media & Entertainment	1.6	534,646
Automobiles & Components	0.4	134,191
Utilities	0.2	66,854
Telecommunication Services	0.1	42,059
Household & Personal Products	0.1	28,112

Total Common Stocks	94.7	31,259,887

Other Assets in Excess of Liabilities	5.3	1,757,575

NET ASSETS	100.0%	$33,017,462

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2020

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Master Neutral Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	4.7%	$793,756
Retailing	2.7	458,302
Consumer Durables & Apparel	2.6	433,738
Materials	2.6	432,693
Software & Services	2.5	421,739
Energy	2.5	420,745
Health Care Equipment & Services	2.3	380,791
Pharmaceuticals, Biotechnology & Life Sciences	1.7	277,367
Technology Hardware & Equipment	1.6	273,217
Consumer Services	1.3	221,148
Semiconductors & Semiconductor Equipment	1.2	195,284
Food, Beverage & Tobacco	1.0	165,799
Transportation	0.8	142,011
Commercial & Professional Services	0.8	131,805
Media & Entertainment	0.6	96,743
Utilities	0.5	78,110
Automobiles & Components	0.2	35,670
Telecommunication Services	0.1	12,069
Household & Personal Products	0.1	11,286
Food & Staples Retailing	0.1	9,818
Affiliated Equity Registered Investment Companies	59.7	9,990,541
U.S. Treasury Obligations	1.2	199,716

Total Long Positions	90.8	15,182,348

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.2)%	$(36,185)
Consumer Durables & Apparel	(0.3)	(41,235)
Food & Staples Retailing	(0.3)	(55,887)
Automobiles & Components	(0.4)	(65,588)
Consumer Services	(0.4)	(65,786)
Commercial & Professional Services	(0.6)	(105,504)
Telecommunication Services	(0.8)	(134,216)
Transportation	(1.1)	(183,024)
Technology Hardware & Equipment	(1.3)	(219,463)
Materials	(1.4)	(231,174)
Food, Beverage & Tobacco	(1.6)	(267,251)
Media & Entertainment	(1.6)	(270,602)
Semiconductors & Semiconductor Equipment	(1.6)	(272,496)
Energy	(1.7)	(284,145)
Capital Goods	(1.8)	(301,354)
Retailing	(1.9)	(316,267)
Utilities	(2.1)	(348,022)
Health Care Equipment & Services	(2.9)	(478,737)
Pharmaceuticals, Biotechnology & Life Sciences	(3.8)	(628,149)
Software & Services	(4.1)	(692,955)

Total Short Positions	(29.9)	(4,998,040)

Other Assets in Excess of Liabilities	39.1	6,535,547

NET ASSETS	100.0%	$16,719,855

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

March 31, 2020

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham ESG Large Value Fund

	% of Net Assets	Value
COMMON STOCKS:
Capital Goods	13.9%	$129,543
Real Estate	8.4	78,635
Insurance	8.3	77,661
Retailing	8.1	75,371
Pharmaceuticals, Biotechnology & Life Sciences	7.5	70,094
Energy	6.6	61,436
Technology Hardware & Equipment	6.3	59,261
Materials	5.6	52,749
Diversified Financials	5.0	46,762
Food, Beverage & Tobacco	4.5	42,224
Software & Services	4.1	37,954
Health Care Equipment & Services	3.5	33,115
Telecommunication Services	3.5	32,860
Banks	3.3	30,658
Consumer Durables & Apparel	2.3	22,012
Transportation	2.0	18,492
Consumer Services	1.4	12,924
Household & Personal Products	1.3	12,186
Media & Entertainment	1.3	11,735
Commercial & Professional Services	1.1	10,065
Food & Staples Retailing	0.8	7,127
Automobiles & Components	0.5	4,392
Semiconductors & Semiconductor Equipment	0.0	350

Total Common Stocks	99.3	927,606

Other Assets in Excess of Liabilities	0.7	6,969

NET ASSETS	100.0%	$934,575

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 93.8%
Automobiles & Components — 0.7%
Aptiv PLC (Jersey)	78	$3,841
BorgWarner, Inc.	351	8,554
General Motors Co.	3,744	77,800

		90,195

Banks — 1.7%
JPMorgan Chase & Co.(a)	438	39,433
PNC Financial Services Group, Inc. (The)	282	26,993
Truist Financial Corp.	1,269	39,136
US Bancorp(a)	3,166	109,069

		214,631

Capital Goods — 17.3%
3M Co.(a)	1,719	234,661
A.O. Smith Corp.	277	10,473
Allegion PLC (Ireland)	128	11,779
AMETEK, Inc.	286	20,598
Arconic, Inc.	1,199	19,256
Caterpillar, Inc.(a)	1,068	123,931
Cummins, Inc.	733	99,190
Dover Corp.	421	35,339
Eaton Corp. PLC (Ireland)	1,426	110,786
Emerson Electric Co.	1,929	91,917
Flowserve Corp.	385	9,198
Fortive Corp.	975	53,810
Fortune Brands Home & Security, Inc.	415	17,949
General Dynamics Corp.(a)	842	111,405
Honeywell International, Inc.(a)	1,784	238,681
Huntington Ingalls Industries, Inc.	120	21,865
IDEX Corp.	121	16,711
Ingersoll Rand, Inc.*	205	5,084
Lockheed Martin Corp.(a)	774	262,347
Masco Corp.	914	31,597
Northrop Grumman Corp.(a)	245	74,125
Pentair PLC (Ireland)	490	14,582
Quanta Services, Inc.	420	13,327
Raytheon Co.(a)	809	106,100
Snap-on, Inc.	159	17,302
Stanley Black & Decker, Inc.	448	44,800
Trane Technologies PLC (Ireland)	642	53,023
TransDigm Group, Inc.	188	60,196
United Rentals, Inc.*	57	5,865
United Technologies Corp.(a)*	2,615	246,673
Westinghouse Air Brake Technologies Corp.	562	27,049

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Xylem, Inc.	447	$29,113

		2,218,732

Commercial & Professional Services — 0.5%
Cintas Corp.	287	49,714
Nielsen Holdings PLC (United Kingdom)	1,037	13,004
Robert Half International, Inc.	9	340
Waste Management, Inc.	10	926

		63,984

Consumer Durables & Apparel — 1.7%
Capri Holdings Ltd. (British Virgin Islands)*	436	4,704
Garmin Ltd. (Switzerland)	550	41,228
Hanesbrands, Inc.	1,082	8,515
Leggett & Platt, Inc.	394	10,512
Mohawk Industries, Inc.*	213	16,239
Newell Brands, Inc.	1,262	16,759
PVH Corp.	225	8,469
Ralph Lauren Corp	219	14,636
Tapestry, Inc.	810	10,490
Under Armour, Inc., Class C*	1,324	10,671
VF Corp.	1,149	62,138
Whirlpool Corp.	188	16,130

		220,491

Consumer Services — 1.5%
McDonald’s Corp.(a)	708	117,068
MGM Resorts International	1,470	17,346
Yum! Brands, Inc.	875	59,964

		194,378

Diversified Financials — 4.9%
American Express Co.(a)	1,484	127,045
Berkshire Hathaway, Inc., Class B(a)*	974	178,076
BlackRock, Inc.(a)	563	247,703
Capital One Financial Corp.	299	15,076
Discover Financial Services	617	22,008
Franklin Resources, Inc.	42	701
Invesco Ltd. (Bermuda)	155	1,407
Moody’s Corp.(a)	3	634
Nasdaq, Inc.(a)	221	20,984
S&P Global, Inc.(a)	10	2,450
T Rowe Price Group, Inc.	123	12,011

		628,095

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — 5.7%
Apache Corp.	114	$477
Chevron Corp.(a)	3,983	288,608
Concho Resources, Inc.	579	24,810
ConocoPhillips	1,605	49,434
Halliburton Co.	2,432	16,659
Helmerich & Payne, Inc.	12	188
HollyFrontier Corp.	11	270
Kinder Morgan, Inc.	6,555	91,246
Marathon Petroleum Corp.	1,953	46,130
National Oilwell Varco, Inc.	1,118	10,990
Phillips 66	1,277	68,511
Schlumberger Ltd. (Curacao)	4,038	54,473
TechnipFMC PLC (United Kingdom)	1,370	9,234
Valero Energy Corp.	1,484	67,314

		728,344

Food & Staples Retailing — 1.3%
Sysco Corp.	563	25,690
Walgreens Boots Alliance, Inc.	206	9,424
Walmart, Inc.(a)	1,114	126,573

		161,687

Food, Beverage & Tobacco — 4.5%
Altria Group, Inc.	1,067	41,261
Campbell Soup Co.	615	28,388
Coca-Cola Co. (The)	1,441	63,764
Constellation Brands, Inc., Class A	452	64,799
General Mills, Inc.	672	35,461
Hershey Co. (The)(a)	914	121,105
JM Smucker Co. (The)	330	36,630
Lamb Weston Holdings, Inc.	428	24,439
McCormick & Co., Inc., non-voting shares	425	60,014
Molson Coors Beverage Co., Class B	631	24,615
Mondelez International, Inc., Class A(a)	215	10,767
Tyson Foods, Inc., Class A	1,065	61,632

		572,875

Health Care Equipment & Services — 5.8%
CVS Health Corp.(a)	4,170	247,406
DaVita, Inc.*	683	51,949
HCA Healthcare, Inc.	260	23,361
Henry Schein, Inc.*	489	24,704
Laboratory Corp. of America Holdings*	268	33,873
Medtronic PLC (Ireland)	3,161	285,059

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Quest Diagnostics, Inc	589	$47,297
Universal Health Services, Inc., Class B	259	25,662

		739,311

Household & Personal Products — 1.7%
Colgate-Palmolive Co.	1,052	69,811
Procter & Gamble Co. (The)(a)	1,326	145,860

		215,671

Insurance — 7.7%
Aflac, Inc.	1,943	66,528
Allstate Corp. (The)	782	71,733
Aon PLC (United Kingdom)	774	127,741
Assurant, Inc.	223	23,212
Chubb Ltd. (Switzerland)	1,341	149,776
Cincinnati Financial Corp.(a)	724	54,626
Everest Re Group Ltd. (Bermuda)	118	22,706
Globe Life, Inc.	281	20,224
Hartford Financial Services Group, Inc. (The)	1,289	45,424
Loews Corp.	850	29,606
Marsh & McLennan Cos., Inc.(a)	1,790	154,763
MetLife, Inc.	2,594	79,299
Prudential Financial, Inc.	683	35,612
Travelers Cos., Inc. (The)	750	74,512
WR Berkley Corp.	514	26,815

		982,577

Materials — 4.1%
Amcor PLC (Jersey)	4,588	37,255
Avery Dennison Corp.	390	39,729
Celanese Corp.	371	27,228
CF Industries Holdings, Inc.	160	4,352
Corteva, Inc.	2,198	51,653
Dow, Inc.	1,411	41,258
Eastman Chemical Co	361	16,815
FMC Corp.	526	42,969
International Paper Co.	44	1,370
Linde PLC (Ireland)	54	9,342
LyondellBasell Industries NV, Class A (Netherlands)	787	39,059
Martin Marietta Materials, Inc.	181	34,251
Mosaic Co. (The)	1,127	12,194
Nucor Corp.	880	31,698
Packaging Corp. of America	342	29,696
PPG Industries, Inc.	705	58,938

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Sealed Air Corp.	453	$11,194
Vulcan Materials Co.	383	41,391

		530,392

Media & Entertainment — 1.2%
Charter Communications, Inc., Class A(a)*	154	67,192
Discovery, Inc., Class A*	1,642	31,920
Interpublic Group of Cos., Inc. (The)	1,161	18,797
Omnicom Group, Inc.	716	39,308

		157,217

Pharmaceuticals, Biotechnology & Life Sciences — 6.2%
Alexion Pharmaceuticals, Inc.*	587	52,707
Gilead Sciences, Inc.	854	63,845
Johnson & Johnson	753	98,741
Merck & Co., Inc.(a)	4,167	320,609
Pfizer, Inc.(a)	7,967	260,043

		795,945

Real Estate — 5.4%
Alexandria Real Estate Equities, Inc., REIT	392	53,728
Apartment Investment & Management Co., Class A, REIT	368	12,935
AvalonBay Communities, Inc., REIT	302	44,445
Boston Properties, Inc., REIT	446	41,135
CBRE Group, Inc., Class A*	626	23,606
Duke Realty Corp., REIT	662	21,436
Equity Residential, REIT	1,034	63,808
Essex Property Trust, Inc., REIT	189	41,625
Extra Space Storage, Inc., REIT	373	35,718
Federal Realty Investment Trust, REIT	222	16,563
Healthpeak Properties, Inc., REIT	469	11,186
Kimco Realty Corp., REIT	1,252	12,107
Mid-America Apartment Communities, Inc., REIT	279	28,745
Public Storage, REIT	505	100,298
Realty Income Corp., REIT	989	49,312
Simon Property Group, Inc., REIT	893	48,990
SL Green Realty Corp., REIT	172	7,413
UDR, Inc., REIT	859	31,388
Welltower, Inc., REIT	1,182	54,112

		698,550

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — 6.8%
Best Buy Co., Inc.	748	$42,636
Booking Holdings, Inc.*	62	83,410
Dollar General Corp.	558	84,264
eBay, Inc.	2,239	67,304
Expedia Group, Inc.	311	17,500
Gap, Inc. (The)	1,204	8,476
Genuine Parts Co.	494	33,261
Kohl’s Corp.	129	1,882
L Brands, Inc.	797	9,213
LKQ Corp.*	533	10,932
Macy’s, Inc.	896	4,399
Nordstrom, Inc.	449	6,888
Ross Stores, Inc.	1,032	89,753
Target Corp.(a)	2,237	207,974
Tiffany & Co.	116	15,022
TJX Cos., Inc. (The)(a)	3,487	166,713
Ulta Beauty, Inc.*	164	28,815

		878,442

Semiconductors & Semiconductor Equipment — 0.0%
Qorvo, Inc.*	6	484

Software & Services — 4.3%
Accenture PLC, Class A (Ireland)	649	105,956
International Business Machines Corp.(a)	1,526	169,279
Leidos Holdings, Inc.	639	58,564
NortonLifeLock, Inc.	1,783	33,360
Oracle Corp.(a)	1,803	87,139
Paychex, Inc.	955	60,089
Western Union Co. (The)	2,023	36,677

		551,064

Technology Hardware & Equipment — 4.8%
Apple, Inc.(a)	1,025	260,647
Cisco Systems, Inc.(a)	3,855	151,540
Corning, Inc.	2,221	45,619
F5 Networks, Inc.*	160	17,061
FLIR Systems, Inc.	390	12,437
Hewlett Packard Enterprise Co	2,402	23,323
Juniper Networks, Inc.	973	18,623
Motorola Solutions, Inc.	458	60,877
NetApp, Inc.	660	27,515
Xerox Holdings Corp.	131	2,481

		620,123

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — 4.3%
AT&T, Inc.(a)	12,440	$362,626
Verizon Communications, Inc.(a)	3,433	184,455

		547,081

Transportation — 1.5%
Alaska Air Group, Inc.	545	15,516
CH Robinson Worldwide, Inc.	330	21,846
Delta Air Lines, Inc.	2,249	64,164
Southwest Airlines Co.	1,780	63,386
United Airlines Holdings, Inc.*	730	23,032

		187,944

Utilities — 0.2%
Evergy, Inc.	548	30,167
NRG Energy, Inc.	71	1,935

		32,102

TOTAL COMMON STOCKS (Cost $13,869,853)		12,030,315

OTHER ASSETS IN EXCESS OF LIABILITIES - 6.2%		798,269

NET ASSETS - 100.0%		$12,828,584

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

Over-the-counter total return swaps outstanding as of March 31, 2020.

The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures on September 6, 2024, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents (34.3)% of net assets.

The following table represents the individual long and short positions and related values of total return swaps as of March 31, 2020:

Total Return Swaps

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Aptiv PLC (Jersey)	Morgan Stanley	17	$858	$837	$(15)
BorgWarner, Inc.	Morgan Stanley	572	24,201	13,940	(9,900)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Automobiles & Components — (continued)
General Motors Co.	Morgan Stanley	1,829	$35,519	$38,007	$2,733

		2,418	60,578	52,784	(7,182)

Banks
JPMorgan Chase & Co.	Morgan Stanley	133	11,788	11,974	268
PNC Financial Services Group, Inc. (The)	Morgan Stanley	140	13,422	13,401	64
Truist Financial Corp.	Morgan Stanley	598	17,009	18,442	1,796
US Bancorp	Morgan Stanley	1,590	57,865	54,776	(2,021)

		2,461	100,084	98,593	107

Capital Goods
3M Co.	Morgan Stanley	794	129,453	108,389	(18,450)
A.O. Smith Corp.	Morgan Stanley	396	16,605	14,973	(1,509)
Allegion PLC (Ireland)	Morgan Stanley	288	33,283	26,502	(6,381)
AMETEK, Inc.	Morgan Stanley	552	48,742	39,755	(8,823)
Arconic, Inc.	Morgan Stanley	693	21,292	11,130	(10,001)
Caterpillar, Inc.	Morgan Stanley	647	88,629	75,078	(16,632)
Dover Corp.	Morgan Stanley	243	24,798	20,397	(3,991)
Eaton Corp. PLC (Ireland)	Morgan Stanley	194	12,575	15,072	2,585
Emerson Electric Co.	Morgan Stanley	744	54,188	35,452	(17,637)
Flowserve Corp.	Morgan Stanley	186	7,834	4,444	(3,298)
Fortive Corp.	Morgan Stanley	483	23,352	26,657	3,466
Fortune Brands Home & Security, Inc.	Morgan Stanley	208	12,684	8,996	(3,504)
General Dynamics Corp.	Morgan Stanley	424	75,512	56,099	(18,890)
Honeywell International, Inc.	Morgan Stanley	1,014	141,282	135,663	(3,878)
Huntington Ingalls Industries, Inc.	Morgan Stanley	59	13,989	10,750	(3,085)
IDEX Corp.	Morgan Stanley	48	5,753	6,629	945
Ingersoll Rand, Inc.	Morgan Stanley	12	259	298	41
Lockheed Martin Corp.	Morgan Stanley	69	22,396	23,388	436
Masco Corp.	Morgan Stanley	358	16,409	12,376	(3,871)
Northrop Grumman Corp.	Morgan Stanley	105	35,506	31,768	(4,276)
Pentair PLC (Ireland)	Morgan Stanley	243	9,844	7,232	(2,504)
Quanta Services, Inc.	Morgan Stanley	203	7,633	6,441	(1,138)
Raytheon Co.	Morgan Stanley	408	87,619	53,509	(33,299)
Snap-on, Inc.	Morgan Stanley	79	9,299	8,597	(638)
Stanley Black & Decker, Inc.	Morgan Stanley	223	36,003	22,300	(13,308)
Trane Technologies PLC (Ireland)	Morgan Stanley	431	42,544	35,596	(6,425)
TransDigm Group, Inc.	Morgan Stanley	46	24,930	14,729	(8,697)
United Rentals, Inc.	Morgan Stanley	29	1,857	2,984	1,140
United Technologies Corp.	Morgan Stanley	1,089	104,904	102,725	(1,205)
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	279	21,686	13,428	(8,041)
Xylem, Inc.	Morgan Stanley	182	11,240	11,854	692

		10,729	1,142,100	943,211	(190,176)

Commercial & Professional Services
Cintas Corp.	Morgan Stanley	120	32,550	20,786	(11,539)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Nielsen Holdings PLC (United Kingdom)	Morgan Stanley	519	$9,256	$6,508	$(2,664)
Robert Half International, Inc.	Morgan Stanley	545	30,690	20,574	(9,549)

		1,184	72,496	47,868	(23,752)

Consumer Durables & Apparel
Capri Holdings Ltd. (British Virgin Islands)	Morgan Stanley	216	6,739	2,331	(4,362)
Garmin Ltd. (Switzerland)	Morgan Stanley	277	21,069	20,764	(87)
Hanesbrands, Inc.	Morgan Stanley	535	8,399	4,210	(3,970)
Leggett & Platt, Inc.	Morgan Stanley	194	9,968	5,176	(4,568)
Mohawk Industries, Inc.	Morgan Stanley	108	15,579	8,234	(7,238)
Newell Brands, Inc.	Morgan Stanley	633	12,834	8,406	(4,047)
PVH Corp.	Morgan Stanley	104	10,410	3,915	(6,419)
Ralph Lauren Corp.	Morgan Stanley	104	12,668	6,950	(5,558)
Tapestry, Inc.	Morgan Stanley	396	10,717	5,128	(5,390)
Under Armour, Inc., Class C	Morgan Stanley	650	9,401	5,239	(4,097)
VF Corp.	Morgan Stanley	575	40,622	31,096	(9,127)
Whirlpool Corp.	Morgan Stanley	93	14,939	7,979	(6,633)

		3,885	173,345	109,428	(61,496)

Consumer Services
McDonald’s Corp.	Morgan Stanley	322	46,743	53,243	7,150
MGM Resorts International	Morgan Stanley	729	20,616	8,602	(11,770)
Yum! Brands, Inc.	Morgan Stanley	436	44,141	29,879	(13,774)

		1,487	111,500	91,724	(18,394)

Diversified Financials
American Express Co.	Morgan Stanley	713	68,902	61,040	(7,329)
Berkshire Hathaway, Inc., Class B	Morgan Stanley	923	189,625	168,752	(19,562)
BlackRock, Inc.	Morgan Stanley	48	20,334	21,119	1,650
Capital One Financial Corp.	Morgan Stanley	141	6,188	7,109	1,003
Discover Financial Services	Morgan Stanley	729	36,752	26,003	(10,494)
Franklin Resources, Inc.	Morgan Stanley	2,220	59,801	37,052	(20,566)
Invesco Ltd. (Bermuda)	Morgan Stanley	1,871	29,984	16,989	(11,629)
Nasdaq, Inc.	Morgan Stanley	3	246	285	41
S&P Global, Inc.	Morgan Stanley	4	788	980	198
T Rowe Price Group, Inc.	Morgan Stanley	983	116,918	95,990	(18,488)

		7,635	529,538	435,319	(85,176)

Energy
Apache Corp.	Morgan Stanley	25	107	105	(1)
Chevron Corp.	Morgan Stanley	2,215	218,784	160,499	(54,890)
Concho Resources, Inc.	Morgan Stanley	285	22,360	12,212	(9,938)
ConocoPhillips	Morgan Stanley	3,136	170,508	96,589	(70,678)
Halliburton Co.	Morgan Stanley	1,405	32,745	9,624	(22,652)
Helmerich & Payne, Inc.	Morgan Stanley	464	17,596	7,262	(9,569)
HollyFrontier Corp.	Morgan Stanley	784	39,991	19,216	(19,950)
Kinder Morgan, Inc.	Morgan Stanley	3,342	62,969	46,521	(15,919)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Marathon Petroleum Corp.	Morgan Stanley	883	$49,342	$20,856	$(27,487)
National Oilwell Varco, Inc.	Morgan Stanley	569	12,808	5,593	(7,098)
Phillips 66	Morgan Stanley	650	75,541	34,873	(39,010)
Schlumberger Ltd. (Curacao)	Morgan Stanley	2,010	36,145	27,115	(8,780)
TechnipFMC PLC (United Kingdom)	Morgan Stanley	629	14,819	4,239	(10,313)
Valero Energy Corp.	Morgan Stanley	305	24,226	13,835	(9,971)

		16,702	777,941	458,539	(306,256)

Food & Staples Retailing
Sysco Corp.	Morgan Stanley	255	8,130	11,636	3,562
Walgreens Boots Alliance, Inc.	Morgan Stanley	326	16,182	14,915	(898)
Walmart, Inc.	Morgan Stanley	66	7,147	7,499	428

		647	31,459	34,050	3,092

Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	7,052	302,274	272,701	(12,332)
Archer-Daniels-Midland Co.	Morgan Stanley	2,490	107,576	87,598	(17,465)
Campbell Soup Co.	Morgan Stanley	704	33,898	32,497	(925)
Coca-Cola Co. (The)	Morgan Stanley	403	16,227	17,833	1,564
Constellation Brands, Inc., Class A	Morgan Stanley	222	26,959	31,826	5,053
General Mills, Inc.	Morgan Stanley	103	5,115	5,435	356
JM Smucker Co. (The)	Morgan Stanley	165	17,826	18,315	613
Lamb Weston Holdings, Inc.	Morgan Stanley	209	16,399	11,934	(4,351)
McCormick & Co., Inc., non-voting shares	Morgan Stanley	106	15,678	14,968	(773)
Molson Coors Beverage Co., Class B	Morgan Stanley	314	12,508	12,249	(172)
Tyson Foods, Inc., Class A	Morgan Stanley	530	41,845	30,671	(10,676)

		12,298	596,305	536,027	(39,108)

Health Care Equipment & Services
CVS Health Corp.	Morgan Stanley	10	535	593	63
DaVita, Inc.	Morgan Stanley	7	401	532	135
HCA Healthcare, Inc.	Morgan Stanley	130	8,285	11,681	3,453
Henry Schein, Inc.	Morgan Stanley	137	9,083	6,921	(2,099)
Laboratory Corp. of America Holdings	Morgan Stanley	118	14,873	14,914	144
Medtronic PLC (Ireland)	Morgan Stanley	1,331	138,248	120,030	(16,470)
Quest Diagnostics, Inc.	Morgan Stanley	17	1,784	1,365	(389)
Universal Health Services, Inc., Class B	Morgan Stanley	119	17,356	11,790	(5,403)

		1,869	190,565	167,826	(20,566)

Household & Personal Products
Colgate-Palmolive Co.	Morgan Stanley	212	13,612	14,068	566
Procter & Gamble Co. (The)	Morgan Stanley	438	49,034	48,180	(1,006)

		650	62,646	62,248	(440)

Insurance
Aflac, Inc.	Morgan Stanley	1,232	60,835	42,184	(18,043)
Allstate Corp. (The)	Morgan Stanley	419	49,958	38,435	(10,937)
Aon PLC (United Kingdom)	Morgan Stanley	241	53,648	39,775	(13,502)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Insurance — (continued)
Assurant, Inc.	Morgan Stanley	53	$6,730	$5,517	$(1,100)
Chubb Ltd. (Switzerland)	Morgan Stanley	604	89,756	67,461	(21,205)
Cincinnati Financial Corp.	Morgan Stanley	8	911	604	(291)
Everest Re Group Ltd. (Bermuda)	Morgan Stanley	60	16,909	11,545	(5,159)
Globe Life, Inc.	Morgan Stanley	189	18,657	13,602	(4,893)
Hartford Financial Services Group, Inc. (The)	Morgan Stanley	326	19,010	11,488	(7,186)
Loews Corp.	Morgan Stanley	419	18,817	14,594	(4,085)
Marsh & McLennan Cos., Inc.	Morgan Stanley	469	48,368	40,550	(7,270)
MetLife, Inc.	Morgan Stanley	1,162	35,195	35,522	571
Prudential Financial, Inc.	Morgan Stanley	273	13,161	14,234	1,164
Travelers Cos., Inc. (The)	Morgan Stanley	366	47,278	36,362	(10,216)
WR Berkley Corp.	Morgan Stanley	287	20,612	14,973	(5,466)

		6,108	499,845	386,846	(107,618)

Materials
Amcor PLC (Jersey)	Morgan Stanley	2,416	24,393	19,618	(4,345)
Celanese Corp.	Morgan Stanley	152	18,365	11,155	(6,946)
CF Industries Holdings, Inc.	Morgan Stanley	47	1,096	1,278	279
Corteva, Inc.	Morgan Stanley	1,073	32,107	25,216	(6,535)
Dow, Inc.	Morgan Stanley	631	28,203	18,450	(9,058)
Eastman Chemical Co.	Morgan Stanley	233	13,526	10,853	(2,406)
FMC Corp.	Morgan Stanley	60	5,411	4,901	(397)
International Paper Co.	Morgan Stanley	1,804	71,132	56,159	(12,632)
Linde PLC (Ireland)	Morgan Stanley	27	4,088	4,671	611
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	671	64,275	33,302	(29,143)
Martin Marietta Materials, Inc.	Morgan Stanley	86	21,498	16,274	(5,035)
Mosaic Co. (The)	Morgan Stanley	574	12,000	6,211	(5,649)
Nucor Corp.	Morgan Stanley	439	21,873	15,813	(5,732)
Packaging Corp. of America	Morgan Stanley	3	238	260	24
PPG Industries, Inc.	Morgan Stanley	352	43,857	29,427	(13,768)
Sealed Air Corp.	Morgan Stanley	223	7,739	5,510	(2,140)
Vulcan Materials Co.	Morgan Stanley	191	16,198	20,641	4,555

		8,982	385,999	279,739	(98,317)

Media & Entertainment
Discovery, Inc., Class A	Morgan Stanley	710	14,454	13,802	(551)
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	569	12,244	9,212	(2,668)
Omnicom Group, Inc.	Morgan Stanley	261	20,240	14,329	(5,267)

		1,540	46,938	37,343	(8,486)

Pharmaceuticals, Biotechnology & Life Sciences
Alexion Pharmaceuticals, Inc.	Morgan Stanley	403	42,236	36,185	(5,758)
Biogen, Inc.	Morgan Stanley	845	192,342	267,341	76,329
Gilead Sciences, Inc.	Morgan Stanley	102	6,296	7,626	1,507
Johnson & Johnson	Morgan Stanley	305	36,478	39,995	3,861
Merck & Co., Inc.	Morgan Stanley	682	47,550	52,473	5,348

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Pfizer, Inc	Morgan Stanley	4,570	$160,555	$149,165	$(9,642)

		6,907	485,457	552,785	71,645

Real Estate
Alexandria Real Estate Equities, Inc., REIT	Morgan Stanley	135	22,687	18,503	(3,888)
Apartment Investment & Management Co., Class A, REIT	Morgan Stanley	278	9,232	9,772	604
AvalonBay Communities, Inc., REIT	Morgan Stanley	308	60,594	45,328	(14,357)
Boston Properties, Inc., REIT	Morgan Stanley	191	17,307	17,616	616
CBRE Group, Inc., Class A	Morgan Stanley	877	48,492	33,072	(15,084)
Duke Realty Corp., REIT	Morgan Stanley	309	8,634	10,005	1,667
Equity Residential, REIT	Morgan Stanley	496	31,316	30,608	(285)
Essex Property Trust, Inc., REIT	Morgan Stanley	97	22,249	21,363	(530)
Extra Space Storage, Inc., REIT	Morgan Stanley	192	20,881	18,386	(2,184)
Federal Realty Investment Trust, REIT	Morgan Stanley	107	10,462	7,983	(2,373)
Healthpeak Properties, Inc., REIT	Morgan Stanley	199	4,454	4,746	190
Kimco Realty Corp., REIT	Morgan Stanley	631	7,576	6,102	(1,422)
Mid-America Apartment Communities, Inc., REIT	Morgan Stanley	220	29,631	22,667	(6,556)
Public Storage, REIT	Morgan Stanley	254	54,984	50,447	(3,769)
Realty Income Corp., REIT	Morgan Stanley	468	36,397	23,334	(12,617)
Simon Property Group, Inc., REIT	Morgan Stanley	445	42,943	24,413	(18,233)
SL Green Realty Corp., REIT	Morgan Stanley	89	4,699	3,836	(818)
UDR, Inc., REIT	Morgan Stanley	428	20,755	15,639	(4,972)
Welltower, Inc., REIT	Morgan Stanley	587	26,074	26,873	979

		6,311	479,367	390,693	(83,032)

Retailing
Amazon.com, Inc.	Morgan Stanley	4	7,357	7,799	493
Best Buy Co., Inc.	Morgan Stanley	387	29,680	22,059	(7,202)
Booking Holdings, Inc.	Morgan Stanley	119	213,385	160,093	(51,816)
eBay, Inc.	Morgan Stanley	1,039	27,971	31,232	3,455
Expedia Group, Inc.	Morgan Stanley	346	26,691	19,469	(7,036)
Gap, Inc. (The)	Morgan Stanley	439	7,520	3,091	(4,271)
Genuine Parts Co.	Morgan Stanley	157	16,273	10,571	(5,346)
Kohl’s Corp.	Morgan Stanley	559	27,106	8,156	(17,659)
L Brands, Inc.	Morgan Stanley	378	8,169	4,370	(3,743)
LKQ Corp.	Morgan Stanley	799	18,822	16,387	(2,304)
Macy’s, Inc.	Morgan Stanley	459	6,427	2,254	(3,962)
Nordstrom, Inc.	Morgan Stanley	216	4,764	3,313	(1,399)
Ross Stores, Inc.	Morgan Stanley	500	32,733	43,485	10,978
Tiffany & Co.	Morgan Stanley	23	2,948	2,979	52
TJX Cos., Inc. (The)	Morgan Stanley	1,745	106,476	83,428	(22,311)
Ulta Beauty, Inc.	Morgan Stanley	82	14,154	14,407	352

		7,252	550,476	433,093	(111,719)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	110	$17,881	$17,959	$202
Alliance Data Systems Corp.	Morgan Stanley	228	28,716	7,672	(20,558)
International Business Machines Corp.	Morgan Stanley	722	72,834	80,091	7,762
Leidos Holdings, Inc.	Morgan Stanley	7	599	642	52
NortonLifeLock, Inc.	Morgan Stanley	905	18,202	16,933	(1,041)
Oracle Corp.	Morgan Stanley	797	34,320	38,519	4,443
Paychex, Inc.	Morgan Stanley	473	27,780	29,761	2,174

		3,242	200,332	191,577	(6,966)

Technology Hardware & Equipment
Apple, Inc.	Morgan Stanley	252	62,610	64,081	2,081
Cisco Systems, Inc.	Morgan Stanley	2,622	108,004	103,071	(3,820)
Corning, Inc.	Morgan Stanley	1,108	29,774	22,758	(6,602)
F5 Networks, Inc.	Morgan Stanley	106	13,998	11,303	(2,598)
FLIR Systems, Inc.	Morgan Stanley	198	7,475	6,314	(1,107)
Hewlett Packard Enterprise Co.	Morgan Stanley	1,186	10,449	11,516	1,001
HP, Inc.	Morgan Stanley	7,036	134,247	122,145	(8,669)
Juniper Networks, Inc.	Morgan Stanley	495	11,266	9,474	(1,621)
Motorola Solutions, Inc.	Morgan Stanley	220	37,679	29,242	(8,069)
NetApp, Inc.	Morgan Stanley	205	10,673	8,546	(2,052)
Xerox Holdings Corp.	Morgan Stanley	988	30,450	18,713	(10,786)

		14,416	456,625	407,163	(42,242)

Telecommunication Services
AT&T, Inc.	Morgan Stanley	381	10,782	11,106	399
Verizon Communications, Inc.	Morgan Stanley	3,852	228,792	206,968	(16,660)

		4,233	239,574	218,074	(16,261)

Transportation
Alaska Air Group, Inc.	Morgan Stanley	8	506	228	(269)
CH Robinson Worldwide, Inc.	Morgan Stanley	62	3,676	4,104	454
Delta Air Lines, Inc.	Morgan Stanley	594	34,508	16,947	(16,844)
Southwest Airlines Co.	Morgan Stanley	517	26,955	18,410	(8,172)
United Airlines Holdings, Inc.	Morgan Stanley	368	22,077	11,610	(10,314)

		1,549	87,722	51,299	(35,145)

Utilities
Evergy, Inc.	Morgan Stanley	411	25,889	22,626	(2,824)
NRG Energy, Inc.	Morgan Stanley	1,017	38,843	27,723	(10,527)

		1,428	64,732	50,349	(13,351)

Total Reference Entity — Long			7,345,624	6,036,578	(1,200,839)

Short
Automobiles & Components
Ford Motor Co	Morgan Stanley	(10,030)	(52,936)	(48,445)	4,355
Harley-Davidson, Inc	Morgan Stanley	(386)	(12,817)	(7,307)	5,339

		(10,416)	(65,753)	(55,752)	9,694

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Banks
Bank of America Corp.	Morgan Stanley	(2,103)	$(69,286)	$(44,647)	$24,082
Citizens Financial Group, Inc.	Morgan Stanley	(1,044)	(40,088)	(19,638)	19,792
Comerica, Inc.	Morgan Stanley	(388)	(25,459)	(11,384)	13,485
Fifth Third Bancorp	Morgan Stanley	(59)	(1,732)	(876)	836
Huntington Bancshares, Inc.	Morgan Stanley	(2,458)	(36,379)	(20,180)	15,086
KeyCorp.	Morgan Stanley	(2,330)	(44,466)	(24,162)	19,722
M&T Bank Corp.	Morgan Stanley	(311)	(52,558)	(32,167)	19,913
Regions Financial Corp.	Morgan Stanley	(2,599)	(42,442)	(23,313)	18,214
SVB Financial Group	Morgan Stanley	(124)	(30,733)	(18,734)	11,920
Wells Fargo & Co.	Morgan Stanley	(197)	(10,702)	(5,654)	4,920
Zions Bancorp NA	Morgan Stanley	(394)	(18,263)	(10,543)	7,482

		(12,007)	(372,108)	(211,298)	155,452

Capital Goods
Boeing Co. (The)	Morgan Stanley	(1,423)	(429,436)	(212,226)	212,609
Deere & Co.	Morgan Stanley	(748)	(122,602)	(103,344)	18,375
Fastenal Co.	Morgan Stanley	(1,452)	(48,399)	(45,375)	2,219
General Electric Co.	Morgan Stanley	(20,117)	(198,931)	(159,729)	38,430
Jacobs Engineering Group, Inc.	Morgan Stanley	(336)	(32,078)	(26,635)	5,361
Johnson Controls International PLC (Ireland)	Morgan Stanley	(1,933)	(79,472)	(52,114)	26,659
L3Harris Technologies, Inc.	Morgan Stanley	(543)	(108,651)	(97,805)	10,118
PACCAR, Inc.	Morgan Stanley	(22)	(1,707)	(1,345)	579
Parker-Hannifin Corp.	Morgan Stanley	(324)	(46,716)	(42,033)	4,563
Rockwell Automation, Inc.	Morgan Stanley	(275)	(48,950)	(41,500)	7,324
Roper Technologies, Inc.	Morgan Stanley	(248)	(94,230)	(77,329)	16,640
Textron, Inc.	Morgan Stanley	(592)	(29,140)	(15,789)	13,252

		(28,013)	(1,240,312)	(875,224)	356,129

Commercial & Professional Services
Copart, Inc.	Morgan Stanley	(577)	(49,460)	(39,536)	9,797
Equifax, Inc.	Morgan Stanley	(39)	(5,078)	(4,659)	447
IHS Markit Ltd. (Bermuda)	Morgan Stanley	(128)	(7,569)	(7,680)	(131)
Rollins, Inc.	Morgan Stanley	(832)	(28,737)	(30,068)	(1,634)
Verisk Analytics, Inc.	Morgan Stanley	(98)	(13,663)	(13,659)	(34)

		(1,674)	(104,507)	(95,602)	8,445

Consumer Durables & Apparel
Hasbro, Inc.	Morgan Stanley	(327)	(39,138)	(23,397)	15,195
NIKE, Inc., Class B	Morgan Stanley	(1,091)	(109,153)	(90,269)	22,617
NVR, Inc.	Morgan Stanley	(10)	(36,893)	(25,691)	11,107

		(1,428)	(185,184)	(139,357)	48,919

Consumer Services
Carnival Corp. (Panama)	Morgan Stanley	(1,630)	(24,653)	(21,467)	3,122
Chipotle Mexican Grill, Inc.	Morgan Stanley	(72)	(58,512)	(47,117)	11,244
Darden Restaurants, Inc.	Morgan Stanley	(293)	(32,920)	(15,957)	16,622
Las Vegas Sands Corp.	Morgan Stanley	(1,434)	(82,098)	(60,902)	18,994

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Marriott International, Inc., Class A	Morgan Stanley	(760)	$(90,525)	$(56,856)	$33,432
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(539)	(25,450)	(5,907)	19,477
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(552)	(63,386)	(17,758)	44,173
Wynn Resorts Ltd.	Morgan Stanley	(287)	(33,591)	(17,274)	15,656

		(5,567)	(411,135)	(243,238)	162,720

Diversified Financials
Ameriprise Financial, Inc.	Morgan Stanley	(314)	(53,615)	(32,179)	21,145
Cboe Global Markets, Inc.	Morgan Stanley	(283)	(33,592)	(25,258)	8,044
Charles Schwab Corp. (The)	Morgan Stanley	(3,253)	(151,546)	(109,366)	41,167
CME Group, Inc.	Morgan Stanley	(436)	(93,149)	(75,389)	16,634
E*TRADE Financial Corp.	Morgan Stanley	(622)	(28,106)	(21,347)	6,512
MSCI, Inc.	Morgan Stanley	(213)	(54,986)	(61,548)	(6,704)
Northern Trust Corp.	Morgan Stanley	(522)	(51,803)	(39,390)	11,930
Raymond James Financial, Inc.	Morgan Stanley	(318)	(24,489)	(20,098)	4,211
State Street Corp.	Morgan Stanley	(902)	(45,873)	(48,050)	(2,764)
Synchrony Financial	Morgan Stanley	(570)	(19,089)	(9,171)	9,869

		(7,433)	(556,248)	(441,796)	110,044

Energy
Cabot Oil & Gas Corp.	Morgan Stanley	(1,056)	(19,545)	(18,153)	1,132
Devon Energy Corp.	Morgan Stanley	(963)	(16,158)	(6,654)	9,380
Diamondback Energy, Inc.	Morgan Stanley	(425)	(41,026)	(11,135)	29,546
EOG Resources, Inc.	Morgan Stanley	(821)	(65,184)	(29,490)	35,053
Hess Corp.	Morgan Stanley	(790)	(49,942)	(26,307)	23,107
Marathon Oil Corp.	Morgan Stanley	(2,088)	(24,275)	(6,870)	17,134
Noble Energy, Inc.	Morgan Stanley	(1,278)	(32,001)	(7,719)	23,893
Occidental Petroleum Corp.	Morgan Stanley	(2,313)	(97,511)	(26,784)	66,821
ONEOK, Inc.	Morgan Stanley	(1,086)	(78,007)	(23,686)	52,111
Pioneer Natural Resources Co.	Morgan Stanley	(434)	(58,728)	(30,445)	27,513
Williams Cos., Inc. (The)	Morgan Stanley	(3,145)	(77,619)	(44,502)	30,464

		(14,399)	(559,996)	(231,745)	316,154

Food, Beverage & Tobacco
Brown-Forman Corp., Class B	Morgan Stanley	(1,203)	(75,533)	(66,779)	8,143
Conagra Brands, Inc.	Morgan Stanley	(124)	(3,672)	(3,638)	24
Hormel Foods Corp.	Morgan Stanley	(1,177)	(50,597)	(54,895)	(4,982)
Kellogg Co.	Morgan Stanley	(61)	(3,685)	(3,659)	16
Monster Beverage Corp.	Morgan Stanley	(853)	(55,183)	(47,990)	7,136

		(3,418)	(188,670)	(176,961)	10,337

Health Care Equipment & Services
ABIOMED, Inc.	Morgan Stanley	(118)	(21,996)	(17,129)	4,811
Align Technology, Inc.	Morgan Stanley	(207)	(36,795)	(36,008)	692
Anthem, Inc.	Morgan Stanley	(48)	(13,422)	(10,898)	2,947
Becton Dickinson and Co.	Morgan Stanley	(322)	(85,016)	(73,986)	13,473
Boston Scientific Corp.	Morgan Stanley	(3,654)	(156,852)	(119,230)	37,218

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Cardinal Health, Inc.	Morgan Stanley	(738)	$(37,408)	$(35,380)	$1,240
Centene Corp.	Morgan Stanley	(990)	(56,018)	(58,816)	(2,943)
Cooper Cos., Inc. (The)	Morgan Stanley	(129)	(38,866)	(35,561)	3,201
DENTSPLY SIRONA, Inc.	Morgan Stanley	(59)	(3,073)	(2,291)	757
Edwards Lifesciences Corp.	Morgan Stanley	(398)	(92,929)	(75,071)	17,618
Hologic, Inc.	Morgan Stanley	(655)	(32,926)	(22,991)	9,851
Humana, Inc.	Morgan Stanley	(150)	(44,167)	(47,103)	(3,104)
IDEXX Laboratories, Inc.	Morgan Stanley	(228)	(65,771)	(55,231)	10,371
Intuitive Surgical, Inc.	Morgan Stanley	(283)	(148,206)	(140,144)	7,767
ResMed, Inc.	Morgan Stanley	(130)	(19,964)	(19,148)	740
STERIS PLC (Ireland)	Morgan Stanley	(160)	(24,652)	(22,395)	2,732
Stryker Corp.	Morgan Stanley	(841)	(182,281)	(140,018)	41,243
Teleflex, Inc.	Morgan Stanley	(120)	(42,659)	(35,143)	7,324
Varian Medical Systems, Inc.	Morgan Stanley	(218)	(31,667)	(22,380)	9,206
Zimmer Biomet Holdings, Inc.	Morgan Stanley	(475)	(67,556)	(48,013)	19,101

		(9,923)	(1,202,224)	(1,016,936)	184,245

Household & Personal Products
Coty, Inc., Class A	Morgan Stanley	(1,983)	(21,093)	(10,232)	10,310
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	(85)	(16,672)	(13,544)	3,056

		(2,068)	(37,765)	(23,776)	13,366

Insurance
American International Group, Inc.	Morgan Stanley	(529)	(26,132)	(12,828)	13,068
Lincoln National Corp.	Morgan Stanley	(468)	(26,386)	(12,318)	14,000
Principal Financial Group, Inc.	Morgan Stanley	(634)	(35,243)	(19,870)	14,702
Unum Group	Morgan Stanley	(544)	(16,178)	(8,165)	7,661

		(2,175)	(103,939)	(53,181)	49,431

Materials
Air Products & Chemicals, Inc.	Morgan Stanley	(504)	(102,705)	(100,603)	1,161
Albemarle Corp.	Morgan Stanley	(280)	(19,398)	(15,784)	3,354
Ball Corp.	Morgan Stanley	(821)	(62,529)	(53,086)	9,165
Freeport-McMoRan, Inc.	Morgan Stanley	(3,770)	(40,485)	(25,448)	14,557

		(5,375)	(225,117)	(194,921)	28,237

Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	(1,989)	(109,170)	(118,306)	(9,418)
DISH Network Corp., Class A	Morgan Stanley	(1,323)	(46,397)	(26,447)	19,830
Electronic Arts, Inc.	Morgan Stanley	(158)	(15,717)	(15,827)	(192)
Facebook, Inc., Class A	Morgan Stanley	(462)	(97,751)	(77,062)	20,457
Live Nation Entertainment, Inc.	Morgan Stanley	(540)	(37,348)	(24,548)	12,703
Netflix, Inc.	Morgan Stanley	(375)	(132,337)	(140,813)	(8,817)
News Corp., Class A	Morgan Stanley	(1,520)	(22,075)	(13,642)	8,224
Take-Two Interactive Software, Inc.	Morgan Stanley	(256)	(29,616)	(30,364)	(824)
Twitter, Inc.	Morgan Stanley	(2,018)	(86,527)	(49,562)	36,742
ViacomCBS, Inc., Class B	Morgan Stanley	(1,593)	(42,118)	(22,318)	19,316

		(10,234)	(619,056)	(518,889)	98,021

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	Morgan Stanley	(784)	$(59,045)	$(56,150)	$2,469
Illumina, Inc.	Morgan Stanley	(373)	(112,256)	(101,874)	10,092
Incyte Corp.	Morgan Stanley	(578)	(44,269)	(42,327)	1,828
IQVIA Holdings, Inc.	Morgan Stanley	(534)	(82,273)	(57,597)	24,464
Mettler-Toledo International, Inc.	Morgan Stanley	(61)	(43,425)	(42,121)	1,192
Perrigo Co. PLC (Ireland)	Morgan Stanley	(352)	(17,684)	(16,928)	558
Thermo Fisher Scientific, Inc.	Morgan Stanley	(494)	(163,268)	(140,098)	22,900
Vertex Pharmaceuticals, Inc.	Morgan Stanley	(395)	(73,775)	(93,990)	(21,272)
Waters Corp.	Morgan Stanley	(169)	(36,162)	(30,766)	5,302
Zoetis, Inc.	Morgan Stanley	(124)	(16,016)	(14,594)	1,382

		(3,864)	(648,173)	(596,445)	48,915

Real Estate
American Tower Corp., REIT	Morgan Stanley	(659)	(152,008)	(143,497)	7,365
Crown Castle International Corp., REIT	Morgan Stanley	(1,052)	(153,960)	(151,909)	(1,844)
Digital Realty Trust, Inc., REIT	Morgan Stanley	(181)	(23,539)	(25,143)	(1,880)
Equinix, Inc., REIT	Morgan Stanley	(213)	(115,862)	(133,033)	(18,561)
Host Hotels & Resorts, Inc., REIT	Morgan Stanley	(42)	(706)	(464)	222
Iron Mountain, Inc., REIT	Morgan Stanley	(757)	(24,640)	(18,017)	5,624
Regency Centers Corp., REIT	Morgan Stanley	(379)	(25,715)	(14,565)	10,637
SBA Communications Corp., REIT	Morgan Stanley	(294)	(71,785)	(79,371)	(8,017)
Ventas, Inc., REIT	Morgan Stanley	(1)	(74)	(27)	46
Vornado Realty Trust, REIT	Morgan Stanley	(97)	(6,378)	(3,512)	2,532
Weyerhaeuser Co., REIT	Morgan Stanley	(253)	(7,751)	(4,288)	3,357

		(3,928)	(582,418)	(573,826)	(519)

Retailing
Advance Auto Parts, Inc.	Morgan Stanley	(158)	(22,243)	(14,744)	7,401
CarMax, Inc.	Morgan Stanley	(428)	(37,787)	(23,039)	14,651
Dollar Tree, Inc	Morgan Stanley	(615)	(69,179)	(45,184)	23,817
Home Depot, Inc. (The)	Morgan Stanley	(92)	(17,137)	(17,177)	(84)
Lowe’s Cos., Inc.	Morgan Stanley	(1,930)	(225,152)	(166,077)	57,930
O’Reilly Automotive, Inc.	Morgan Stanley	(37)	(14,343)	(11,139)	3,167

		(3,260)	(385,841)	(277,360)	106,882

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	(3,038)	(141,920)	(138,168)	3,386
Analog Devices, Inc.	Morgan Stanley	(931)	(100,598)	(83,464)	15,828
Broadcom, Inc.	Morgan Stanley	(914)	(273,009)	(216,709)	49,203
Lam Research Corp.	Morgan Stanley	(374)	(116,643)	(89,760)	26,152
Maxim Integrated Products, Inc.	Morgan Stanley	(707)	(42,066)	(34,367)	6,912
Microchip Technology, Inc.	Morgan Stanley	(690)	(65,457)	(46,782)	18,000
Micron Technology, Inc.	Morgan Stanley	(2,908)	(143,301)	(122,310)	20,621
NVIDIA Corp.	Morgan Stanley	(568)	(146,859)	(149,725)	(4,095)
QUALCOMM, Inc.	Morgan Stanley	(2,612)	(211,275)	(176,702)	32,503
Skyworks Solutions, Inc.	Morgan Stanley	(159)	(13,902)	(14,211)	(345)
Texas Instruments, Inc.	Morgan Stanley	(758)	(99,476)	(75,747)	25,164

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Xilinx, Inc.	Morgan Stanley	(629)	$(60,694)	$(49,024)	$11,242

		(14,288)	(1,415,200)	(1,196,969)	204,571

Software & Services
Adobe, Inc.	Morgan Stanley	(425)	(142,480)	(135,252)	6,696
Akamai Technologies, Inc.	Morgan Stanley	(424)	(38,844)	(38,792)	(48)
ANSYS, Inc.	Morgan Stanley	(217)	(56,031)	(50,446)	5,441
Autodesk, Inc.	Morgan Stanley	(570)	(86,822)	(88,977)	(2,379)
Automatic Data Processing, Inc.	Morgan Stanley	(598)	(106,223)	(81,735)	24,132
Broadridge Financial Solutions, Inc.	Morgan Stanley	(290)	(33,726)	(27,501)	5,990
Cadence Design Systems, Inc.	Morgan Stanley	(707)	(49,100)	(46,690)	2,284
DXC Technology Co.	Morgan Stanley	(638)	(7,529)	(8,326)	(950)
Fidelity National Information Services, Inc.	Morgan Stanley	(279)	(36,799)	(33,938)	2,678
Fiserv, Inc.	Morgan Stanley	(1,201)	(128,292)	(114,083)	13,842
Fortinet, Inc.	Morgan Stanley	(444)	(34,685)	(44,919)	(10,324)
Gartner, Inc.	Morgan Stanley	(20)	(3,183)	(1,991)	1,184
Global Payments, Inc.	Morgan Stanley	(758)	(133,472)	(109,326)	23,629
Intuit, Inc.	Morgan Stanley	(624)	(162,041)	(143,520)	17,771
Jack Henry & Associates, Inc.	Morgan Stanley	(75)	(11,598)	(11,643)	(75)
Mastercard, Inc., Class A	Morgan Stanley	(55)	(14,308)	(13,286)	1,143
Paycom Software, Inc.	Morgan Stanley	(145)	(45,403)	(29,291)	15,994
PayPal Holdings, Inc.	Morgan Stanley	(1,697)	(190,703)	(162,471)	27,740
salesforce.com, Inc.	Morgan Stanley	(586)	(104,058)	(84,372)	19,418
ServiceNow, Inc.	Morgan Stanley	(476)	(133,680)	(136,412)	(3,077)
Synopsys, Inc.	Morgan Stanley	(384)	(52,981)	(49,455)	3,389
VeriSign, Inc.	Morgan Stanley	(305)	(57,770)	(54,927)	2,693

		(10,918)	(1,629,728)	(1,467,353)	157,171

Technology Hardware & Equipment
Arista Networks, Inc.	Morgan Stanley	(89)	(16,715)	(18,027)	(1,355)
IPG Photonics Corp.	Morgan Stanley	(141)	(20,634)	(15,549)	5,031
Key sight Technologies, Inc.	Morgan Stanley	(475)	(47,265)	(39,748)	7,395
Seagate Technology PLC (Ireland)	Morgan Stanley	(661)	(28,353)	(32,257)	(4,407)
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	(497)	(46,169)	(31,301)	14,593
Western Digital Corp.	Morgan Stanley	(769)	(47,741)	(32,006)	14,847

		(2,632)	(206,877)	(168,888)	36,104

Telecommunication Services
CenturyLink, Inc.	Morgan Stanley	(2,758)	(35,000)	(26,091)	8,175
T-Mobile US, Inc.	Morgan Stanley	(121)	(9,540)	(10,152)	(795)

		(2,879)	(44,540)	(36,243)	7,380

Transportation
American Airlines Group, Inc.	Morgan Stanley	(1,009)	(29,181)	(12,300)	16,807
FedEx Corp.	Morgan Stanley	(681)	(100,056)	(82,578)	16,340
Norfolk Southern Corp.	Morgan Stanley	(586)	(124,557)	(85,556)	38,278

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Concluded)

March 31, 2020

(Unaudited)

Total Return Swaps (concluded)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
Old Dominion Freight Line, Inc.	Morgan Stanley	(303)	$(37,677)	$(39,772)	$(2,238)
Union Pacific Corp.	Morgan Stanley	(1,282)	(232,959)	(180,813)	50,301
United Parcel Service, Inc., Class B	Morgan Stanley	(995)	(98,963)	(92,953)	5,181

		(4,856)	(623,393)	(493,972)	124,669

Utilities
Alliant Energy Corp.	Morgan Stanley	(461)	(23,877)	(22,262)	1,190
Ameren Corp.	Morgan Stanley	(638)	(48,927)	(46,466)	1,703
American Electric Power Co., Inc.	Morgan Stanley	(1,282)	(116,937)	(102,534)	12,306
American Water Works Co., Inc.	Morgan Stanley	(172)	(21,265)	(20,564)	499
Atmos Energy Corp.	Morgan Stanley	(309)	(33,729)	(30,662)	2,629
CenterPoint Energy, Inc.	Morgan Stanley	(1,304)	(38,936)	(20,147)	17,936
CMS Energy Corp.	Morgan Stanley	(733)	(46,220)	(43,064)	2,497
Consolidated Edison, Inc.	Morgan Stanley	(745)	(67,791)	(58,110)	8,458
DTE Energy Co.	Morgan Stanley	(486)	(62,092)	(46,155)	14,767
Duke Energy Corp.	Morgan Stanley	(1,339)	(128,689)	(108,298)	18,945
Edison International	Morgan Stanley	(928)	(65,260)	(50,845)	12,553
Entergy Corp.	Morgan Stanley	(516)	(58,644)	(48,489)	9,045
Eversource Energy	Morgan Stanley	(830)	(68,237)	(64,914)	1,915
Exelon Corp.	Morgan Stanley	(2,461)	(118,357)	(90,589)	26,460
FirstEnergy Corp.	Morgan Stanley	(1,399)	(65,389)	(56,058)	8,092
NextEra Energy, Inc.	Morgan Stanley	(330)	(79,895)	(79,405)	(431)
NiSource, Inc.	Morgan Stanley	(969)	(28,180)	(24,196)	3,514
Pinnacle West Capital Corp.	Morgan Stanley	(285)	(26,362)	(21,600)	4,360
PPL Corp.	Morgan Stanley	(1,941)	(59,641)	(47,904)	10,032
Public Service Enterprise Group, Inc.	Morgan Stanley	(1,248)	(77,751)	(56,048)	20,305
Sempra Energy	Morgan Stanley	(573)	(81,837)	(64,743)	16,947
Southern Co. (The)	Morgan Stanley	(1,631)	(105,509)	(88,302)	17,013
WEC Energy Group, Inc.	Morgan Stanley	(820)	(76,398)	(72,267)	2,932
Xcel Energy, Inc.	Morgan Stanley	(1,358)	(86,756)	(81,887)	3,204

		(22,758)	(1,586,679)	(1,345,509)	216,871

Total Reference Entity — Short			(12,994,863)	(10,435,241)	2,453,238

Net Value of Reference Entity			$(5,649,239)	$(4,398,663)	$1,252,399

*	Includes $1,823 related to open trades, dividends receivables/payables and swap receivables/payables activities.

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments

March 31, 2020

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 109.3%
COMMON STOCKS — 109.3%
Automobiles & Components — 0.8%
Aptiv PLC (Jersey)	1	$49
BorgWarner, Inc.(a)	111	2,705
General Motors Co.†	702	14,588

		17,342

Banks — 0.9%
JPMorgan Chase & Co.†	12	1,080
US Bancorp†	505	17,397

		18,477

Capital Goods — 18.1%
3M Co.†	304	41,499
A.O. Smith Corp.(a)	85	3,214
Allegion PLC (Ireland)†	49	4,509
AMETEK, Inc.†	75	5,402
Arconic, Inc.	229	3,678
Caterpillar, Inc.†	209	24,252
Cummins, Inc.†	95	12,855
Dover Corp.†	80	6,715
Eaton Corp. PLC (Ireland)†	164	12,741
Emerson Electric Co.†	323	15,391
Flowserve Corp.	69	1,648
Fortive Corp.†	177	9,769
Fortune Brands Home & Security, Inc.	75	3,244
General Dynamics Corp.†	153	20,243
Honeywell International, Inc.†	352	47,094
Huntington Ingalls Industries, Inc.	22	4,009
IDEX Corp.	21	2,900
Lockheed Martin Corp.†	99	33,556
Masco Corp.†	154	5,324
Northrop Grumman Corp.†	43	13,010
Pentair PLC (Ireland)	89	2,649
Quanta Services, Inc.	76	2,411
Raytheon Co.†	148	19,410
Snap-on, Inc.(a)	29	3,156
Stanley Black & Decker, Inc.†	82	8,200
Trane Technologies PLC (Ireland)†	129	10,654
TransDigm Group, Inc.†(a)	28	8,965
United Technologies Corp.†*	457	43,109
Westinghouse Air Brake Technologies Corp.†	101	4,861
Xylem, Inc.	87	5,666

		380,134

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — 0.6%
Cintas Corp.†	42	$7,275
Nielsen Holdings PLC (United Kingdom)	188	2,358
Robert Half International, Inc.	70	2,643
Waste Management, Inc.	8	740

		13,016

Consumer Durables & Apparel — 2.0%
Capri Holdings Ltd. (British Virgin Islands)*	79	852
Garmin Ltd. (Switzerland)	97	7,271
Hanesbrands, Inc.(a)	195	1,535
Hasbro, Inc.	32	2,290
Leggett & Platt, Inc.	71	1,894
Mohawk Industries, Inc.*	38	2,897
Newell Brands, Inc.(a)	228	3,028
PVH Corp.	40	1,506
Ralph Lauren Corp.	39	2,606
Tapestry, Inc.	146	1,891
Under Armour, Inc., Class C*	239	1,926
VF Corp.†	209	11,303
Whirlpool Corp.	33	2,831

		41,830

Consumer Services — 1.8%
Darden Restaurants, Inc.	64	3,485
McDonald’s Corp.†	124	20,503
MGM Resorts International	266	3,139
Yum! Brands, Inc.†	159	10,896

		38,023

Diversified Financials — 5.8%
American Express Co.†	192	16,437
Berkshire Hathaway, Inc., Class B†*	232	42,417
BlackRock, Inc.†	67	29,478
Capital One Financial Corp.	5	252
Discover Financial Services	160	5,707
Franklin Resources, Inc.†(a)	314	5,241
Invesco Ltd. (Bermuda)(a)	245	2,225
Nasdaq, Inc.†	17	1,614
Synchrony Financial	299	4,811
T Rowe Price Group, Inc.†	146	14,257

		122,439

Energy — 7.4%
Chevron Corp.†	754	54,635
Concho Resources, Inc.	104	4,456

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
ConocoPhillips†	573	$17,648
EOG Resources, Inc.†	296	10,632
Halliburton Co.†	459	3,144
Helmerich & Payne, Inc.(a)	58	908
HollyFrontier Corp.	102	2,500
Kinder Morgan, Inc.†	1,197	16,662
Marathon Petroleum Corp.†	343	8,102
National Oilwell Varco, Inc.(a)	204	2,005
Phillips 66†	233	12,500
Schlumberger Ltd. (Curacao)†	731	9,861
TechnipFMC PLC (United Kingdom)	241	1,624
Valero Energy Corp.†	217	9,843

		154,520

Food & Staples Retailing — 1.4%
Sysco Corp.	67	3,057
Walgreens Boots Alliance, Inc.†	82	3,752
Walmart, Inc.†	191	21,701

		28,510

Food, Beverage & Tobacco — 7.1%
Altria Group, Inc.†	982	37,974
Archer-Daniels-Midland Co.†	300	10,554
Campbell Soup Co.†	160	7,386
Coca-Cola Co. (The)†	310	13,718
Constellation Brands, Inc., Class A†	96	13,763
General Mills, Inc.†	211	11,134
Hershey Co. (The)†	120	15,900
JM Smucker Co. (The)†	60	6,660
Lamb Weston Holdings, Inc.	77	4,397
McCormick & Co., Inc., non-voting shares†	64	9,037
Molson Coors Beverage Co., Class B(a)	114	4,447
Mondelez International, Inc., Class A†	40	2,003
Tyson Foods, Inc., Class A†	192	11,111

		148,084

Health Care Equipment & Services — 5.5%
Cerner Corp.	13	819
CVS Health Corp.†	501	29,724
DaVita, Inc.†*	79	6,009
DENTSPLY SIRONA, Inc.	116	4,504
HCA Healthcare, Inc.†	58	5,211
Henry Schein, Inc.*	76	3,840

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Laboratory Corp. of America Holdings*	31	$3,918
Medtronic PLC (Ireland)†	563	50,771
Quest Diagnostics, Inc.†	73	5,862
Universal Health Services, Inc., Class B	46	4,558

		115,216

Household & Personal Products — 1.9%
Colgate-Palmolive Co.†	206	13,670
Procter & Gamble Co. (The)†	245	26,950

		40,620

Insurance — 7.5%
Aflac, Inc.†	384	13,148
Allstate Corp. (The)†	145	13,301
American International Group, Inc.	27	655
Aon PLC (United Kingdom)†	122	20,135
Assurant, Inc.	34	3,539
Chubb Ltd. (Switzerland)†	238	26,582
Cincinnati Financial Corp.†	91	6,866
Everest Re Group Ltd. (Bermuda)	21	4,041
Globe Life, Inc.	56	4,030
Hartford Financial Services Group, Inc. (The)†	194	6,837
Loews Corp.†	148	5,155
Marsh & McLennan Cos., Inc.†	272	23,517
MetLife, Inc.†	367	11,219
Prudential Financial, Inc.	22	1,147
Travelers Cos., Inc. (The)†	134	13,313
WR Berkley Corp.†	96	5,008

		158,493

Materials — 4.5%
Amcor PLC (Jersey)†(a)	846	6,870
Avery Dennison Corp.†	52	5,297
Celanese Corp.†	64	4,697
Corteva, Inc.†	396	9,306
Dow, Inc.†	124	3,626
Eastman Chemical Co.	72	3,354
FMC Corp.†	71	5,800
International Paper Co.†	203	6,319
Linde PLC (Ireland)	9	1,557
LyondellBasell Industries NV, Class A (Netherlands)†	177	8,785
Martin Marietta Materials, Inc.†	32	6,055

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Mosaic Co. (The)	205	$2,218
Nucor Corp.†	160	5,763
Packaging Corp. of America	47	4,081
PPG Industries, Inc.†	128	10,701
Sealed Air Corp.	82	2,026
Vulcan Materials Co.†	69	7,457

		93,912

Media & Entertainment — 1.2%
Charter Communications, Inc., Class A†*	21	9,163
Discovery, Inc., Class A(a) *	331	6,435
Interpublic Group of Cos., Inc. (The)(a)	205	3,319
Omnicom Group, Inc.†	123	6,753

		25,670

Pharmaceuticals, Biotechnology & Life Sciences — 11.2%
AbbVie, Inc.†	387	29,486
Alexion Pharmaceuticals, Inc.†*	116	10,416
Allergan PLC (Ireland)†	171	30,284
Biogen, Inc.†*	110	34,802
Gilead Sciences, Inc.†	126	9,420
Johnson & Johnson†	165	21,636
Merck & Co., Inc.†	643	49,472
Pfizer, Inc.†	1,502	49,025

		234,541

Real Estate — 6.9%
Alexandria Real Estate Equities, Inc., REIT†	63	8,635
Apartment Investment & Management Co., Class A, REIT	78	2,742
AvalonBay Communities, Inc., REIT†	74	10,891
Boston Properties, Inc., REIT	79	7,286
CBRE Group, Inc., Class A†*	181	6,826
Duke Realty Corp., REIT†	89	2,882
Equity Residential, REIT†	190	11,725
Essex Property Trust, Inc., REIT†	34	7,488
Extra Space Storage, Inc., REIT†	68	6,512
Federal Realty Investment Trust, REIT	39	2,910
Kimco Realty Corp., REIT(a)	228	2,205
Mid-America Apartment Communities, Inc., REIT†	60	6,182
Public Storage, REIT†	92	18,272
Realty Income Corp., REIT†	176	8,775

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Regency Centers Corp., REIT	85	$3,267
Simon Property Group, Inc., REIT†	162	8,887
SL Green Realty Corp., REIT	13	560
UDR, Inc., REIT†	155	5,664
Ventas, Inc., REIT†	193	5,172
Vornado Realty Trust, REIT	100	3,621
Welltower, Inc., REIT†	210	9,614
Weyerhaeuser Co., REIT	279	4,729

		144,845

Retailing — 8.1%
Advance Auto Parts, Inc.	37	3,453
Amazon.com, Inc.*	1	1,950
Best Buy Co., Inc.†	138	7,866
Booking Holdings, Inc.†*	22	29,597
Dollar General Corp.†	86	12,987
eBay, Inc.	407	12,234
Expedia Group, Inc.†	80	4,502
Gap, Inc. (The)(a)	199	1,401
Genuine Parts Co.†	78	5,252
Kohl’s Corp.(a)	82	1,196
L Brands, Inc.	54	624
LKQ Corp.*	162	3,323
Macy’s, Inc.(a)	164	805
Nordstrom, Inc.(a)	78	1,197
Ross Stores, Inc.†	183	15,916
Target Corp.†	284	26,403
Tiffany & Co.	45	5,828
TJX Cos., Inc. (The)†	633	30,264
Ulta Beauty, Inc.†*	30	5,271

		170,069

Software & Services — 4.4%
Accenture PLC, Class A (Ireland)†	78	12,734
Alliance Data Systems Corp.	29	976
Gartner, Inc.*	46	4,580
International Business Machines Corp.†	281	31,171
Leidos Holdings, Inc.†	80	7,332
NortonLifeLock, Inc.†	324	6,062
Oracle Corp.†	285	13,774
Paychex, Inc.	181	11,389
Western Union Co. (The)†	264	4,786

		92,804

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — 5.8%
Apple, Inc.†	146	$37,126
Cisco Systems, Inc.†	796	31,291
Corning, Inc.†(a)	402	8,257
F5 Networks, Inc.*	32	3,412
FLIR Systems, Inc.	71	2,264
Hewlett Packard Enterprise Co.†	356	3,457
HP, Inc.†	757	13,142
Juniper Networks, Inc.	178	3,407
Motorola Solutions, Inc.†	86	11,431
NetApp, Inc.†	112	4,669
Xerox Holdings Corp.	134	2,538

		120,994

Telecommunication Services — 4.5%
AT&T, Inc.†	1,567	45,678
Verizon Communications, Inc.†	896	48,142

		93,820

Transportation — 1.4%
Alaska Air Group, Inc.	67	1,907
CH Robinson Worldwide, Inc.†(a)	69	4,568
Delta Air Lines, Inc.†	340	9,700
Southwest Airlines Co.†	275	9,793
United Airlines Holdings, Inc.*	133	4,196

		30,164

Utilities — 0.5%
Evergy, Inc.†	121	6,661
NRG Energy, Inc.	132	3,598

		10,259

TOTAL COMMON STOCKS (Cost $2,626,743)		2,293,782

TOTAL LONG POSITIONS - 109.3%		2,293,782

(Cost $2,626,743)

SHORT POSITIONS — (49.5)%
COMMON STOCKS — (49.5)%
Automobiles & Components — (0.3)%
Ford Motor Co.	(951)	(4,593)
Harley-Davidson, Inc.	(36)	(681)

		(5,274)

Banks — (0.7)%
Bank of America Corp.	(110)	(2,335)
Citizens Financial Group, Inc.	(104)	(1,956)
Comerica, Inc.	(35)	(1,027)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Banks — (Continued)
Huntington Bancshares, Inc.	(245)	$(2,011)
KeyCorp.	(235)	(2,437)
Regions Financial Corp.	(252)	(2,260)
SVB Financial Group*	(13)	(1,964)

		(13,990)

Capital Goods — (4.0)%
Boeing Co. (The)	(135)	(20,134)
Deere & Co.	(76)	(10,500)
Fastenal Co.	(137)	(4,281)
General Electric Co.	(2,098)	(16,658)
Jacobs Engineering Group, Inc.	(31)	(2,457)
Johnson Controls International PLC (Ireland)	(142)	(3,828)
L3Harris Technologies, Inc.	(52)	(9,366)
PACCAR, Inc.	(29)	(1,773)
Parker-Hannifin Corp.	(30)	(3,892)
Rockwell Automation, Inc.	(28)	(4,225)
Roper Technologies, Inc.	(24)	(7,483)

		(84,597)

Commercial & Professional Services — (0.7)%
Copart, Inc.*	(57)	(3,906)
Equifax, Inc.	(16)	(1,911)
IHS Markit Ltd. (Bermuda)	(60)	(3,600)
Rollins, Inc.	(80)	(2,891)
Verisk Analytics, Inc.	(19)	(2,648)

		(14,956)

Consumer Durables & Apparel — (0.4)%
NIKE, Inc., Class B	(69)	(5,709)
NVR, Inc.*	(1)	(2,569)

		(8,278)

Consumer Services — (0.8)%
Carnival Corp. (Panama)	(159)	(2,094)
Chipotle Mexican Grill, Inc.*	(7)	(4,581)
Las Vegas Sands Corp.	(155)	(6,583)
Marriott International, Inc., Class A	(7)	(524)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(51)	(559)
Wynn Resorts Ltd.	(29)	(1,746)

		(16,087)

Diversified Financials — (2.4)%
Ameriprise Financial, Inc.	(30)	(3,074)
Bank of New York Mellon Corp. (The)	(57)	(1,920)
Cboe Global Markets, Inc.	(26)	(2,321)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Charles Schwab Corp. (The)	(309)	$(10,389)
CME Group, Inc.	(69)	(11,931)
E*TRADE Financial Corp.	(60)	(2,059)
Moody’s Corp.	(7)	(1,480)
MSCI, Inc.	(20)	(5,779)
Northern Trust Corp.	(51)	(3,848)
Raymond James Financial, Inc.	(34)	(2,149)
State Street Corp.	(86)	(4,581)

		(49,531)

Energy — (0.9)%
Cabot Oil & Gas Corp.	(95)	(1,633)
Devon Energy Corp.	(91)	(629)
Diamondback Energy, Inc.	(42)	(1,100)
Hess Corp.	(77)	(2,564)
Marathon Oil Corp.	(199)	(655)
Noble Energy, Inc.	(132)	(797)
Occidental Petroleum Corp.	(219)	(2,536)
ONEOK, Inc.	(112)	(2,443)
Pioneer Natural Resources Co.	(44)	(3,087)
Williams Cos., Inc. (The)	(313)	(4,429)

		(19,873)

Food, Beverage & Tobacco — (1.1)%
Brown-Forman Corp., Class B	(118)	(6,550)
Conagra Brands, Inc.	(27)	(792)
Hormel Foods Corp.	(119)	(5,550)
Kellogg Co.	(19)	(1,140)
Kraft Heinz Co. (The)	(113)	(2,796)
Monster Beverage Corp.*	(105)	(5,907)

		(22,735)

Health Care Equipment & Services — (3.9)%
ABIOMED, Inc.*	(12)	(1,742)
Align Technology, Inc.*	(21)	(3,653)
Becton Dickinson and Co.	(32)	(7,353)
Boston Scientific Corp.*	(292)	(9,528)
Cardinal Health, Inc.	(70)	(3,356)
Centene Corp.*	(99)	(5,882)
Cooper Cos., Inc. (The)	(13)	(3,584)
Edwards Lifesciences Corp.*	(37)	(6,979)
Hologic, Inc.*	(63)	(2,211)
Humana, Inc.	(27)	(8,479)
IDEXX Laboratories, Inc.*	(24)	(5,814)
Intuitive Surgical, Inc.*	(28)	(13,866)
ResMed, Inc.	(23)	(3,388)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
STERIS PLC (Ireland)	(8)	$(1,120)
Teleflex, Inc.	(12)	(3,514)
Varian Medical Systems, Inc.*	(21)	(2,156)

		(82,625)

Household & Personal Products — (0.2)%
Coty, Inc., Class A	(206)	(1,063)
Estee Lauder Cos., Inc. (The), Class A	(19)	(3,027)

		(4,090)

Insurance — (0.1)%
Lincoln National Corp.	(48)	(1,263)
Unum Group	(27)	(405)

		(1,668)

Materials — (1.1)%
Air Products & Chemicals, Inc.	(52)	(10,380)
Albemarle Corp.	(30)	(1,691)
Ball Corp.	(77)	(4,979)
DuPont de Nemours, Inc.	(77)	(2,626)
Freeport-McMoRan, Inc.	(382)	(2,578)
Westrock Co.	(45)	(1,272)

		(23,526)

Media & Entertainment — (2.1)%
Activision Blizzard, Inc.	(190)	(11,301)
DISH Network Corp., Class A*	(125)	(2,499)
Electronic Arts, Inc.*	(9)	(902)
Live Nation Entertainment, Inc.*	(51)	(2,318)
Netflix, Inc.*	(40)	(15,020)
News Corp., Class A	(99)	(889)
Take-Two Interactive Software, Inc.*	(28)	(3,321)
Twitter, Inc.*	(195)	(4,789)
ViacomCBS, Inc., Class B	(151)	(2,116)

		(43,155)

Pharmaceuticals, Biotechnology & Life Sciences — (3.1)%
Agilent Technologies, Inc.	(74)	(5,300)
Eli Lilly & Co.	(8)	(1,110)
Illumina, Inc.*	(38)	(10,379)
Incyte Corp.*	(59)	(4,321)
IQVIA Holdings, Inc.*	(55)	(5,932)
Mettler-Toledo International, Inc.*	(6)	(4,143)
Perrigo Co. PLC (Ireland)	(34)	(1,635)
Thermo Fisher Scientific, Inc.	(54)	(15,314)
Vertex Pharmaceuticals, Inc.*	(43)	(10,232)
Waters Corp.*	(16)	(2,913)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Zoetis, Inc.	(26)	$(3,060)

		(64,339)

Real Estate — (2.8)%
American Tower Corp., REIT	(76)	(16,549)
Crown Castle International Corp., REIT	(99)	(14,296)
Digital Realty Trust, Inc., REIT	(39)	(5,417)
Equinix, Inc., REIT	(20)	(12,491)
Host Hotels & Resorts, Inc., REIT	(47)	(519)
Iron Mountain, Inc., REIT	(79)	(1,880)
Prologis, Inc., REIT	(2)	(161)
SBA Communications Corp., REIT	(28)	(7,559)

		(58,872)

Retailing — (1.4)%
CarMax, Inc.*	(39)	(2,099)
Dollar Tree, Inc.*	(48)	(3,527)
Home Depot, Inc. (The)	(43)	(8,029)
Lowe’s Cos., Inc.	(183)	(15,747)

		(29,402)

Semiconductors & Semiconductor Equipment — (6.4)%
Advanced Micro Devices, Inc.*	(288)	(13,098)
Analog Devices, Inc.	(88)	(7,889)
Applied Materials, Inc.	(63)	(2,887)
Broadcom, Inc.	(95)	(22,524)
Lam Research Corp.	(35)	(8,400)
Maxim Integrated Products, Inc.	(72)	(3,500)
Microchip Technology, Inc.	(65)	(4,407)
Micron Technology, Inc.*	(280)	(11,777)
NVIDIA Corp.	(75)	(19,770)
QUALCOMM, Inc.	(274)	(18,536)
Skyworks Solutions, Inc.	(41)	(3,665)
Texas Instruments, Inc.	(129)	(12,891)
Xilinx, Inc.	(59)	(4,598)

		(133,942)

Software & Services — (7.4)%
Adobe, Inc.*	(53)	(16,867)
Akamai Technologies, Inc.*	(44)	(4,026)
ANSYS, Inc.*	(20)	(4,649)
Autodesk, Inc.*	(54)	(8,429)
Automatic Data Processing, Inc.	(32)	(4,374)
Broadridge Financial Solutions, Inc.	(27)	(2,560)
Cadence Design Systems, Inc.*	(67)	(4,425)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
DXC Technology Co.	(61)	$(796)
Fidelity National Information Services, Inc.	(51)	(6,204)
Fiserv, Inc.*	(139)	(13,204)
Fortinet, Inc.*	(43)	(4,350)
Global Payments, Inc.	(72)	(10,385)
Intuit, Inc.	(63)	(14,490)
Jack Henry & Associates, Inc	(11)	(1,708)
Mastercard, Inc., Class A	(19)	(4,590)
Paycom Software, Inc.*	(13)	(2,626)
PayPal Holdings, Inc.*	(207)	(19,818)
salesforce.com, Inc.*	(64)	(9,215)
ServiceNow, Inc.*	(45)	(12,896)
Synopsys, Inc.*	(36)	(4,636)
VeriSign, Inc.*	(29)	(5,223)

		(155,471)

Technology Hardware & Equipment — (0.7)%
Arista Networks, Inc.*	(19)	(3,848)
IPG Photonics Corp.*	(15)	(1,654)
Keysight Technologies, Inc.*	(45)	(3,766)
Seagate Technology PLC (Ireland)	(63)	(3,074)
Western Digital Corp.	(75)	(3,121)

		(15,463)

Telecommunication Services — (0.3)%
CenturyLink, Inc.	(262)	(2,479)
T-Mobile US, Inc.*	(44)	(3,692)

		(6,171)

Transportation — (2.3)%
American Airlines Group, Inc.	(103)	(1,256)
CSX Corp.	(34)	(1,948)
FedEx Corp.	(65)	(7,882)
Norfolk Southern Corp.	(59)	(8,614)
Old Dominion Freight Line, Inc.	(28)	(3,675)
Union Pacific Corp.	(105)	(14,809)
United Parcel Service, Inc., Class B	(117)	(10,930)

		(49,114)

Utilities — (6.4)%
Alliant Energy Corp.	(60)	(2,897)
Ameren Corp.	(63)	(4,588)
American Electric Power Co., Inc.	(125)	(9,998)
American Water Works Co., Inc.	(19)	(2,272)
Atmos Energy Corp.	(30)	(2,977)
CenterPoint Energy, Inc.	(127)	(1,962)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Concluded)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
CMS Energy Corp.	(68)	$(3,995)
Consolidated Edison, Inc.	(80)	(6,240)
DTE Energy Co.	(46)	(4,369)
Duke Energy Corp.	(167)	(13,507)
Edison International	(87)	(4,767)
Entergy Corp.	(50)	(4,698)
Eversource Energy	(79)	(6,179)
Exelon Corp.	(234)	(8,614)
FirstEnergy Corp.	(135)	(5,409)
NextEra Energy, Inc.	(44)	(10,587)
NiSource, Inc.	(99)	(2,472)
Pinnacle West Capital Corp	(27)	(2,046)
PPL Corp.	(184)	(4,541)
Sempra Energy	(46)	(5,198)
Southern Co. (The)	(237)	(12,831)
WEC Energy Group, Inc.	(81)	(7,138)
Xcel Energy, Inc.	(131)	(7,899)

		(135,184)

TOTAL COMMON STOCK (Proceeds $1,205,956)		(1,038,343)

TOTAL SECURITES SOLD SHORT - (49.5)%		(1,038,343)

(Proceeds $1,205,956)

OTHER ASSETS IN EXCESS OF LIABILITIES - 40.2%		843,775

NET ASSETS - 100.0%		$2,099,214

† Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)

(a)  The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $39,605, which was collateralized by $1,147 in cash and $40,906 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.88%, and maturity dates ranging from 4/7/2020 - 11/15/2049.

* Non-income producing.

PLC Public Limited Company
REIT Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 94.9%
Automobiles & Components — 0.9%
Aptiv PLC (Jersey)	217	$10,685
BorgWarner, Inc.	204	4,972
General Motors Co.	2,961	61,530

		77,187

Banks — 0.8%
JPMorgan Chase & Co.	49	4,412
US Bancorp	2,059	70,933

		75,345

Capital Goods — 20.1%
3M Co.(a)	1,287	175,688
A.O. Smith Corp.	605	22,875
Allegion PLC (Ireland)	122	11,226
AMETEK, Inc.	382	27,512
Arconic, Inc.	1,703	27,350
Caterpillar, Inc.(a)	879	101,999
Cummins, Inc.(a)	772	104,467
Dover Corp.	22	1,847
Eaton Corp. PLC (Ireland)	1,646	127,878
Emerson Electric Co.	1,411	67,234
Flowserve Corp.	242	5,781
Fortive Corp.	284	15,674
Fortune Brands Home & Security, Inc.	154	6,661
General Dynamics Corp.(a)	831	109,950
Honeywell International, Inc.(a)	1,409	188,510
Huntington Ingalls Industries, Inc.	107	19,497
IDEX Corp.	13	1,795
Ingersoll Rand, Inc.*	442	10,962
Lockheed Martin Corp.(a)	600	203,370
Masco Corp.	727	25,132
Northrop Grumman Corp.	125	37,819
Pentair PLC (Ireland)	447	13,303
Quanta Services, Inc.	366	11,613
Raytheon Co.(a)	761	99,805
Snap-on, Inc.	145	15,779
Stanley Black & Decker, Inc.	408	40,800
Trane Technologies PLC (Ireland)	1,227	101,338
TransDigm Group, Inc.	136	43,546
United Technologies Corp.(a)*	1,855	174,982
Westinghouse Air Brake Technologies Corp.	464	22,332
Xylem, Inc.	109	7,099

		1,823,824

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — 0.4%
Cintas Corp.	177	$30,660
Nielsen Holdings PLC (United Kingdom)	680	8,527

		39,187

Consumer Durables & Apparel — 1.5%
Capri Holdings Ltd. (British Virgin Islands)*	682	7,359
Garmin Ltd. (Switzerland)	114	8,545
Leggett & Platt, Inc.	234	6,243
Mohawk Industries, Inc.*	188	14,333
Newell Brands, Inc.	1,111	14,754
Ralph Lauren Corp.	193	12,898
Tapestry, Inc.	728	9,428
VF Corp.	1,006	54,404
Whirlpool Corp.	105	9,009

		136,973

Consumer Services — 1.4%
McDonald’s Corp.	349	57,707
MGM Resorts International	1,340	15,812
Yum! Brands, Inc.	789	54,070

		127,589

Diversified Financials — 2.6%
American Express Co.	843	72,169
Berkshire Hathaway, Inc., Class B*	403	73,681
BlackRock, Inc.	52	22,879
Discover Financial Services	749	26,717
Nasdaq, Inc.	37	3,513
S&P Global, Inc.	6	1,470
Synchrony Financial	1,164	18,729
T Rowe Price Group, Inc.	158	15,429

		234,587

Energy — 5.6%
Apache Corp.	507	2,119
Chevron Corp.(a)	3,540	256,508
Concho Resources, Inc.	538	23,053
ConocoPhillips	426	13,121
Halliburton Co.	1,351	9,254
Kinder Morgan, Inc.	5,017	69,837
Marathon Petroleum Corp.	666	15,731
National Oilwell Varco, Inc.	1,003	9,859
Phillips 66	998	53,543
Schlumberger Ltd. (Curacao)	3,642	49,131
TechnipFMC PLC (United Kingdom)	765	5,156

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Valero Energy Corp.	9	$408

		507,720

Food & Staples Retailing — 2.0%
Sysco Corp.	242	11,042
Walmart, Inc.(a)	1,479	168,044

		179,086

Food, Beverage & Tobacco — 4.6%
Altria Group, Inc.	1,345	52,011
Campbell Soup Co.	1,364	62,962
Constellation Brands, Inc., Class A	96	13,763
General Mills, Inc.	6	317
Hershey Co. (The)(a)	1,033	136,873
JM Smucker Co. (The)	224	24,864
Lamb Weston Holdings, Inc.	376	21,470
McCormick & Co., Inc., non-voting shares	249	35,161
Molson Coors Beverage Co., Class B	408	15,916
Tyson Foods, Inc., Class A	963	55,729

		419,066

Health Care Equipment & Services — 5.3%
CVS Health Corp.(a)	2,499	148,266
HCA Healthcare, Inc.	255	22,912
Henry Schein, Inc.*	724	36,576
Medtronic PLC (Ireland)	2,133	192,354
Quest Diagnostics, Inc.	683	54,845
Universal Health Services, Inc., Class B	256	25,364

		480,317

Household & Personal Products — 0.6%
Colgate-Palmolive Co.	130	8,627
Procter & Gamble Co. (The)	417	45,870

		54,497

Insurance — 10.2%
Aflac, Inc.	1,621	55,503
Allstate Corp. (The)	932	85,492
Aon PLC (United Kingdom)	955	157,613
Chubb Ltd. (Switzerland)	1,081	120,737
Cincinnati Financial Corp.	803	60,586
Everest Re Group Ltd. (Bermuda)	99	19,050
Globe Life, Inc.	318	22,887
Hartford Financial Services Group, Inc. (The)	440	15,506
Loews Corp.	690	24,033

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Marsh & McLennan Cos., Inc.(a)	2,584	$223,413
MetLife, Inc.	1,471	44,968
Prudential Financial, Inc.	140	7,300
Travelers Cos., Inc. (The)	644	63,981
WR Berkley Corp.	492	25,668

		926,737

Materials — 4.5%
Amcor PLC (Jersey)	2,129	17,287
Avery Dennison Corp.	428	43,600
Celanese Corp.	30	2,202
Corteva, Inc.	3,372	79,242
Dow, Inc.	1,561	45,644
Eastman Chemical Co.	165	7,686
FMC Corp.	271	22,138
LyondellBasell Industries NV, Class A (Netherlands)	494	24,517
Martin Marietta Materials, Inc.	105	19,869
Mosaic Co. (The)	992	10,733
Nucor Corp.	789	28,420
Packaging Corp. of America	319	27,699
PPG Industries, Inc.	457	38,205
Sealed Air Corp.	408	10,082
Vulcan Materials Co.	265	28,639

		405,963

Media & Entertainment — 0.7%
Discovery, Inc., Class A*	146	2,838
Interpublic Group of Cos., Inc. (The)	452	7,318
Omnicom Group, Inc.	1,032	56,657

		66,813

Pharmaceuticals, Biotechnology & Life Sciences — 4.7%
Alexion Pharmaceuticals, Inc.*	13	1,167
Gilead Sciences, Inc.	559	41,791
Johnson & Johnson	190	24,915
Merck & Co., Inc.(a)	2,030	156,188
Pfizer, Inc.(a)	6,258	204,261

		428,322

Real Estate — 6.1%
Alexandria Real Estate Equities, Inc., REIT	326	44,682
Apartment Investment & Management Co., Class A, REIT	329	11,564
AvalonBay Communities, Inc., REIT	360	52,981
Boston Properties, Inc., REIT	180	16,601

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
CBRE Group, Inc., Class A*	375	$14,141
Duke Realty Corp., REIT	307	9,941
Equity Residential, REIT	513	31,657
Essex Property Trust, Inc., REIT	155	34,137
Extra Space Storage, Inc., REIT	302	28,920
Federal Realty Investment Trust, REIT	232	17,310
Kimco Realty Corp., REIT	876	8,471
Mid-America Apartment Communities, Inc., REIT	254	26,170
Public Storage, REIT	331	65,740
Realty Income Corp., REIT	840	41,882
Simon Property Group, Inc., REIT	738	40,487
SL Green Realty Corp., REIT	78	3,362
UDR, Inc., REIT	778	28,428
Ventas, Inc., REIT	863	23,128
Well tower, Inc., REIT	807	36,944
Weyerhaeuser Co., REIT	1,299	22,018

		558,564

Retailing — 9.2%
Best Buy Co., Inc	524	29,868
Booking Holdings, Inc.*	12	16,144
Dollar General Corp.(a)	1,302	196,615
eBay, Inc.	1,598	48,036
Expedia Group, Inc.	505	28,416
Gap, Inc. (The)	960	6,758
Genuine Parts Co.	243	16,361
L Brands, Inc.	633	7,317
LKQ Corp.*	296	6,071
Macy’s, Inc.	702	3,447
Nordstrom, Inc.	264	4,050
Ross Stores, Inc.	722	62,792
Target Corp.(a)	2,590	240,792
Tiffany & Co.	3	388
TJX Cos., Inc. (The)(a)	3,159	151,032
Ulta Beauty, Inc.*	108	18,976

		837,063

Semiconductors & Semiconductor Equipment — 0.0%
Qorvo, Inc.*	13	1,048

Software & Services — 3.0%
Accenture PLC, Class A (Ireland)	355	57,957
International Business Machines Corp.(a)	881	97,729

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
NortonLifeLock, Inc.	1,332	$24,922
Oracle Corp.	605	29,240
Paychex, Inc.	415	26,112
Western Union Co. (The)	2,146	38,907

		274,867

Technology Hardware & Equipment — 4.0%
Apple, Inc.(a)	741	188,429
Cisco Systems, Inc.	1,088	42,769
Corning, Inc.	1,963	40,320
F5 Networks, Inc.*	107	11,409
FLIR Systems, Inc.	287	9,152
Hewlett Packard Enterprise Co.	1,999	19,410
Juniper Networks, Inc.	887	16,977
Motorola Solutions, Inc.	254	33,762

		362,228

Telecommunication Services — 5.6%
AT&T, Inc.(a)	10,080	293,832
Verizon Communications, Inc.(a)	3,935	211,428

		505,260

Transportation — 0.7%
Alaska Air Group, Inc.	1	28
Delta Air Lines, Inc.	348	9,929
Southwest Airlines Co.	953	33,936
United Airlines Holdings, Inc.*	595	18,772

		62,665

Utilities — 0.4%
Evergy, Inc.	667	36,718

TOTAL COMMON STOCKS (Cost $9,540,133)		8,621,626

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.1%		464,164

NET ASSETS - 100.0%		$9,085,790

(a) Security position is either entirely or partially designated as collateral for total return swaps. * Non-income producing.

PLC Public Limited Company
REIT Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Over-the-counter total return swaps outstanding as of March 31, 2020.

The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between August 28, 2024 and August 29, 2024, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 4.1% of net assets.

The following table represents the individual long and short positions and related values of total return swaps as of March 31, 2020:

Total Return Swaps

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Aptiv PLC (Jersey)	Morgan Stanley	352	$13,387	$17,332	$4,004
BorgWarner, Inc.	Morgan Stanley	856	27,238	20,861	(5,820)
General Motors Co.	Morgan Stanley	2,407	41,908	50,017	8,296

		3,615	82,533	88,210	6,480

Banks
JPMorgan Chase & Co.	Morgan Stanley	25	2,282	2,251	(22)
US Bancorp	Morgan Stanley	1,912	63,762	65,868	3,194

		1,937	66,044	68,119	3,172

Capital Goods
3M Co.	Morgan Stanley	1,290	209,152	176,098	(29,014)
Allegion PLC (Ireland)	Morgan Stanley	354	40,768	32,575	(7,803)
AMETEK, Inc.	Morgan Stanley	382	27,301	27,512	(659)
Arconic, Inc.	Morgan Stanley	519	15,924	8,335	(7,509)
Caterpillar, Inc.	Morgan Stanley	958	132,713	111,166	(20,550)
Dover Corp.	Morgan Stanley	727	74,026	61,024	(11,959)
Eaton Corp. PLC (Ireland)	Morgan Stanley	33	2,038	2,564	535
Emerson Electric Co.	Morgan Stanley	1,729	126,798	82,387	(42,117)
Flowserve Corp.	Morgan Stanley	428	17,583	10,225	(7,195)
Fortive Corp.	Morgan Stanley	244	10,750	13,466	2,763
Fortune Brands Home & Security, Inc.	Morgan Stanley	562	34,124	24,307	(9,408)
General Dynamics Corp.	Morgan Stanley	656	117,405	86,795	(30,085)
Honeywell International, Inc.	Morgan Stanley	1,194	159,310	159,745	1,854
Huntington Ingalls Industries, Inc.	Morgan Stanley	102	24,167	18,585	(5,369)
IDEX Corp.	Morgan Stanley	13	1,500	1,795	451
Lockheed Martin Corp.	Morgan Stanley	60	18,736	20,337	1,684
Masco Corp.	Morgan Stanley	688	31,568	23,784	(7,551)
Northrop Grumman Corp.	Morgan Stanley	86	29,293	26,019	(4,637)
Pentair PLC (Ireland)	Morgan Stanley	416	17,064	12,380	(4,534)
Quanta Services, Inc.	Morgan Stanley	365	13,914	11,581	(2,271)
Raytheon Co.	Morgan Stanley	668	143,363	87,608	(54,588)
Snap-on, Inc.	Morgan Stanley	135	15,352	14,691	(594)
Stanley Black & Decker, Inc.	Morgan Stanley	380	61,719	38,000	(23,182)
TransDigm Group, Inc.	Morgan Stanley	130	73,540	41,625	(27,330)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
United Technologies Corp.	Morgan Stanley	1,499	$124,303	$141,401	$17,653
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	520	40,346	25,028	(15,024)
Xylem, Inc.	Morgan Stanley	107	6,773	6,969	225

		14,245	1,569,530	1,266,002	(286,214)

Commercial & Professional Services
Cintas Corp.	Morgan Stanley	176	44,946	30,487	(14,259)
Nielsen Holdings PLC (United Kingdom)	Morgan Stanley	645	11,007	8,088	(2,870)
Robert Half International, Inc.	Morgan Stanley	591	31,409	22,310	(8,575)

		1,412	87,362	60,885	(25,704)

Consumer Durables & Apparel
Garmin Ltd. (Switzerland)	Morgan Stanley	86	5,781	6,447	690
Hanesbrands, Inc.	Morgan Stanley	1,861	29,216	14,646	(13,882)
Leggett & Platt, Inc.	Morgan Stanley	442	22,701	11,793	(10,454)
Mohawk Industries, Inc.	Morgan Stanley	179	25,589	13,647	(11,829)
Newell Brands, Inc.	Morgan Stanley	1,061	21,319	14,090	(6,647)
PVH Corp.	Morgan Stanley	376	26,910	14,153	(12,596)
Ralph Lauren Corp.	Morgan Stanley	185	22,921	12,364	(10,328)
Tapestry, Inc.	Morgan Stanley	689	19,201	8,923	(9,961)
VF Corp.	Morgan Stanley	951	59,257	51,430	(7,563)
Whirlpool Corp.	Morgan Stanley	218	34,956	18,704	(15,573)

		6,048	267,851	166,197	(98,143)

Consumer Services
McDonald’s Corp.	Morgan Stanley	157	21,026	25,960	5,027
MGM Resorts International	Morgan Stanley	1,243	33,017	14,667	(18,020)
Yum! Brands, Inc.	Morgan Stanley	751	76,947	51,466	(24,784)

		2,151	130,990	92,093	(37,777)

Diversified Financials
American Express Co.	Morgan Stanley	681	61,018	58,300	(2,256)
Berkshire Hathaway, Inc., Class B	Morgan Stanley	975	195,753	178,259	(16,620)
BlackRock, Inc.	Morgan Stanley	593	246,453	260,902	22,570
Discover Financial Services	Morgan Stanley	579	19,108	20,653	1,630
Franklin Resources, Inc.	Morgan Stanley	2,555	66,430	42,643	(21,447)
Invesco Ltd. (Bermuda)	Morgan Stanley	2,331	35,967	21,165	(13,197)
Nasdaq, Inc.	Morgan Stanley	477	46,832	45,291	(433)
Synchrony Financial	Morgan Stanley	1,110	15,588	17,860	2,340
T Rowe Price Group, Inc.	Morgan Stanley	1,049	125,974	102,435	(20,439)

		10,350	813,123	747,508	(47,852)

Energy
Apache Corp.	Morgan Stanley	387	1,741	1,618	(116)
Chevron Corp.	Morgan Stanley	2,215	182,610	160,499	(21,760)
Concho Resources, Inc.	Morgan Stanley	477	37,034	20,439	(16,334)
ConocoPhillips	Morgan Stanley	5,145	278,078	158,466	(114,591)
Halliburton Co.	Morgan Stanley	3,158	75,827	21,632	(53,288)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Helmerich & Payne, Inc.	Morgan Stanley	486	$17,895	$7,606	$(9,519)
HollyFrontier Corp.	Morgan Stanley	831	37,579	20,368	(16,462)
Kinder Morgan, Inc.	Morgan Stanley	6,614	116,143	92,067	(23,463)
Marathon Petroleum Corp.	Morgan Stanley	2,667	121,900	62,995	(55,733)
National Oilwell Varco, Inc.	Morgan Stanley	978	22,372	9,614	(12,610)
Phillips 66	Morgan Stanley	1,266	148,491	67,921	(77,682)
Schlumberger Ltd. (Curacao)	Morgan Stanley	3,465	59,435	46,743	(12,428)
TechnipFMC PLC (United Kingdom)	Morgan Stanley	1,531	32,857	10,319	(21,994)
Valero Energy Corp.	Morgan Stanley	2,092	152,214	94,893	(52,708)

		31,312	1,284,176	775,180	(488,688)

Food & Staples Retailing
Sysco Corp.	Morgan Stanley	229	6,616	10,449	3,862

Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	8,133	353,246	314,503	(19,066)
Archer-Daniels-Midland Co.	Morgan Stanley	2,860	123,167	100,615	(19,972)
Campbell Soup Co.	Morgan Stanley	185	8,864	8,540	(220)
Constellation Brands, Inc., Class A	Morgan Stanley	94	11,792	13,476	1,736
General Mills, Inc.	Morgan Stanley	4	194	211	17
JM Smucker Co. (The)	Morgan Stanley	215	22,860	23,865	1,107
Lamb Weston Holdings, Inc.	Morgan Stanley	350	18,375	19,985	1,691
McCormick & Co., Inc., non-voting shares	Morgan Stanley	263	38,026	37,138	(1,378)
Molson Coors Beverage Co., Class B	Morgan Stanley	387	14,716	15,097	446
Tyson Foods, Inc., Class A	Morgan Stanley	911	73,476	52,720	(20,046)

		13,402	664,716	586,150	(55,685)

Health Care Equipment & Services
DaVita, Inc.	Morgan Stanley	646	35,188	49,135	14,104
HCA Healthcare, Inc.	Morgan Stanley	175	11,153	15,724	4,619
Henry Schein, Inc.	Morgan Stanley	12	764	606	(156)
Medtronic PLC (Ireland)	Morgan Stanley	2,026	189,178	182,705	(5,387)
Universal Health Services, Inc., Class B	Morgan Stanley	189	27,008	18,726	(8,103)

		3,048	263,291	266,896	5,077

Household & Personal Products
Colgate-Palmolive Co.	Morgan Stanley	44	2,763	2,920	168
Procter & Gamble Co. (The)	Morgan Stanley	251	26,753	27,610	976

		295	29,516	30,530	1,144

Insurance
Aflac, Inc	Morgan Stanley	2,111	96,013	72,281	(23,227)
Allstate Corp. (The)	Morgan Stanley	237	24,147	21,740	(4,650)
Aon PLC (United Kingdom)	Morgan Stanley	236	53,750	38,949	(14,561)
Assurant, Inc.	Morgan Stanley	314	38,994	32,684	(5,761)
Chubb Ltd. (Switzerland)	Morgan Stanley	828	104,845	92,479	(13,472)
Everest Re Group Ltd. (Bermuda)	Morgan Stanley	97	27,488	18,665	(8,634)
Globe Life, Inc.	Morgan Stanley	235	23,733	16,913	(6,690)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Insurance — (continued)
Hartford Financial Services Group, Inc. (The)	Morgan Stanley	1,391	$81,594	$49,019	$(31,330)
Loews Corp.	Morgan Stanley	737	26,936	25,670	(1,146)
MetLife, Inc.	Morgan Stanley	934	25,063	28,552	3,600
Prudential Financial, Inc.	Morgan Stanley	126	5,783	6,570	812
Travelers Cos., Inc. (The)	Morgan Stanley	668	83,363	66,366	(16,020)
WR Berkley Corp.	Morgan Stanley	449	32,186	23,424	(8,569)

		8,363	623,895	493,312	(129,648)

Materials
Amcor PLC (Jersey)	Morgan Stanley	6,102	61,670	49,548	(11,145)
Celanese Corp.	Morgan Stanley	583	70,409	42,786	(26,586)
Corteva, Inc.	Morgan Stanley	472	14,126	11,092	(2,910)
Dow, Inc.	Morgan Stanley	1,347	63,103	39,386	(22,963)
Eastman Chemical Co.	Morgan Stanley	529	32,245	24,641	(7,070)
FMC Corp.	Morgan Stanley	392	34,813	32,022	(2,134)
International Paper Co.	Morgan Stanley	2,013	75,266	62,665	(10,202)
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	1,218	116,340	60,449	(52,814)
Martin Marietta Materials, Inc.	Morgan Stanley	76	12,096	14,382	2,339
Mosaic Co. (The)	Morgan Stanley	953	19,923	10,311	(9,428)
Nucor Corp.	Morgan Stanley	760	39,029	27,375	(11,175)
PPG Industries, Inc.	Morgan Stanley	753	93,540	62,951	(29,404)
Sealed Air Corp.	Morgan Stanley	385	13,324	9,513	(3,690)
Vulcan Materials Co.	Morgan Stanley	251	20,473	27,126	6,743

		15,834	666,357	474,247	(180,439)

Media & Entertainment
Discovery, Inc., Class A	Morgan Stanley	51	982	991	13
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	1,535	32,853	24,852	(7,104)
Omnicom Group, Inc.	Morgan Stanley	88	6,653	4,831	(1,621)

		1,674	40,488	30,674	(8,712)

Pharmaceuticals, Biotechnology & Life Sciences
Alexion Pharmaceuticals, Inc.	Morgan Stanley	767	80,658	68,869	(11,429)
Biogen, Inc.	Morgan Stanley	894	197,291	282,844	86,434
Gilead Sciences, Inc.	Morgan Stanley	260	16,061	19,438	3,788
Johnson & Johnson	Morgan Stanley	182	22,793	23,866	1,174
Merck & Co., Inc.	Morgan Stanley	573	40,801	44,087	3,467
Pfizer, Inc.	Morgan Stanley	5,923	195,550	193,327	(1,350)

		8,599	553,154	632,431	82,084

Real Estate
Alexandria Real Estate Equities, Inc., REIT	Morgan Stanley	294	48,706	40,296	(7,890)
Apartment Investment & Management Co., Class A, REIT	Morgan Stanley	243	7,182	8,541	1,390
AvalonBay Communities, Inc., REIT	Morgan Stanley	261	40,818	38,411	(1,810)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Real Estate — (continued)
Boston Properties, Inc., REIT	Morgan Stanley	112	$9,505	$10,330	$967
CBRE Group, Inc., Class A	Morgan Stanley	1,344	73,939	50,682	(22,927)
Duke Realty Corp., REIT	Morgan Stanley	221	6,066	7,156	1,426
Equity Residential, REIT	Morgan Stanley	399	23,424	24,622	1,438
Essex Property Trust, Inc., REIT	Morgan Stanley	124	25,488	27,310	2,192
Extra Space Storage, Inc., REIT	Morgan Stanley	310	28,365	29,686	1,517
Federal Realty Investment Trust, REIT	Morgan Stanley	155	12,369	11,565	(750)
Kimco Realty Corp., REIT	Morgan Stanley	751	7,828	7,262	(532)
Mid-America Apartment Communities, Inc., REIT	Morgan Stanley	332	44,766	34,206	(10,029)
Public Storage, REIT	Morgan Stanley	310	60,217	61,569	1,752
Realty Income Corp., REIT	Morgan Stanley	783	50,853	39,040	(11,371)
Simon Property Group, Inc., REIT	Morgan Stanley	707	49,899	38,786	(10,891)
SL Green Realty Corp., REIT	Morgan Stanley	65	3,323	2,802	(514)
UDR, Inc., REIT	Morgan Stanley	734	30,613	26,820	(3,657)
Ventas, Inc., REIT	Morgan Stanley	746	19,877	19,993	795
Welltower, Inc., REIT	Morgan Stanley	662	24,735	30,306	5,682
Weyerhaeuser Co., REIT	Morgan Stanley	1,224	19,535	20,747	1,299

		9,777	587,508	530,130	(51,913)

Retailing
Amazon.com, Inc.	Morgan Stanley	3	5,469	5,849	404
Best Buy Co., Inc.	Morgan Stanley	682	52,928	38,874	(13,443)
Booking Holdings, Inc.	Morgan Stanley	192	331,532	258,301	(71,749)
eBay, Inc.	Morgan Stanley	1,341	37,812	40,310	2,667
Expedia Group, Inc.	Morgan Stanley	188	12,473	10,579	(1,839)
Gap, Inc. (The)	Morgan Stanley	940	16,096	6,618	(9,179)
Genuine Parts Co.	Morgan Stanley	503	51,839	33,867	(16,961)
Kohl’s Corp.	Morgan Stanley	790	36,538	11,526	(23,234)
L Brands, Inc.	Morgan Stanley	382	3,771	4,416	661
LKQ Corp.	Morgan Stanley	1,279	30,254	26,232	(3,887)
Macy’s, Inc.	Morgan Stanley	680	9,729	3,339	(6,091)
Nordstrom, Inc.	Morgan Stanley	66	1,048	1,012	(32)
Ross Stores, Inc.	Morgan Stanley	682	42,271	59,314	17,230
Tiffany & Co.	Morgan Stanley	3	387	388	3
TJX Cos., Inc. (The)	Morgan Stanley	2,989	177,177	142,904	(33,482)
Ulta Beauty, Inc.	Morgan Stanley	102	15,822	17,921	2,169

		10,822	825,146	661,450	(156,763)

Semiconductors & Semiconductor Equipment
Qorvo, Inc.	Morgan Stanley	294	20,454	23,705	3,342

Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	41	6,257	6,694	464
Alliance Data Systems Corp.	Morgan Stanley	244	29,827	8,211	(21,337)
International Business Machines Corp.	Morgan Stanley	730	73,107	80,979	8,198
Leidos Holdings, Inc.	Morgan Stanley	724	61,714	66,355	5,654
NortonLifeLock, Inc.	Morgan Stanley	1,267	25,631	23,706	(1,361)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Oracle Corp.	Morgan Stanley	316	$13,354	$15,272	$1,977
Paychex, Inc.	Morgan Stanley	276	16,479	17,366	959

		3,598	226,369	218,583	(5,446)

Technology Hardware & Equipment
Apple, Inc.	Morgan Stanley	218	54,768	55,435	911
Cisco Systems, Inc.	Morgan Stanley	4,186	164,941	164,552	347
Corning, Inc.	Morgan Stanley	1,950	51,555	40,053	(10,956)
F5 Networks, Inc.	Morgan Stanley	116	14,035	12,369	(1,604)
FLIR Systems, Inc.	Morgan Stanley	403	14,393	12,852	(1,478)
Hewlett Packard Enterprise Co.	Morgan Stanley	1,708	14,002	16,585	3,132
HP, Inc.	Morgan Stanley	7,029	132,723	122,023	(7,597)
Juniper Networks, Inc.	Morgan Stanley	838	19,090	16,039	(2,799)
Motorola Solutions, Inc.	Morgan Stanley	180	32,144	23,926	(7,959)
NetApp, Inc.	Morgan Stanley	1,046	48,974	43,608	(4,076)
Xerox Holdings Corp.	Morgan Stanley	1,091	34,072	20,664	(12,439)

		18,765	580,697	528,106	(44,518)

Telecommunication Services
AT&T, Inc.	Morgan Stanley	1,287	36,571	37,516	1,107
Verizon Communications, Inc.	Morgan Stanley	2,401	136,886	129,006	(6,833)

		3,688	173,457	166,522	(5,726)

Transportation
Alaska Air Group, Inc.	Morgan Stanley	630	37,006	17,936	(18,444)
Delta Air Lines, Inc.	Morgan Stanley	2,953	165,332	84,249	(77,968)
Southwest Airlines Co.	Morgan Stanley	1,712	89,195	60,964	(27,217)
United Airlines Holdings, Inc.	Morgan Stanley	572	32,305	18,047	(14,115)

		5,867	323,838	181,196	(137,744)

Utilities
Energy, Inc.	Morgan Stanley	346	21,832	19,047	(2,495)
NRG Energy, Inc.	Morgan Stanley	1,278	49,344	34,838	(13,864)

		1,624	71,176	53,885	(16,359)

Total Reference Entity — Long			9,958,287	8,152,460	(1,672,170)

Short
Automobiles & Components
Ford Motor Co.	Morgan Stanley	(6,376)	(32,549)	(30,796)	1,590
Harley-Davidson, Inc.	Morgan Stanley	(365)	(12,401)	(6,909)	5,290

		(6,741)	(44,950)	(37,705)	6,880

Banks
Bank of America Corp.	Morgan Stanley	(899)	(31,245)	(19,086)	11,841
Citizens Financial Group, Inc.	Morgan Stanley	(1,034)	(41,078)	(19,450)	21,020
Comerica, Inc.	Morgan Stanley	(339)	(22,358)	(9,946)	11,842
Huntington Bancshares, Inc.	Morgan Stanley	(2,435)	(35,746)	(19,991)	14,699
KeyCorp.	Morgan Stanley	(2,332)	(44,984)	(24,183)	20,146
M&T Bank Corp.	Morgan Stanley	(311)	(53,136)	(32,167)	20,362

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Banks — (continued)
Regions Financial Corp.	Morgan Stanley	(2,285)	$(37,108)	$(20,496)	$15,718
SVB Financial Group	Morgan Stanley	(123)	(29,582)	(18,583)	10,851
Wells Fargo & Co.	Morgan Stanley	(286)	(15,579)	(8,208)	7,147
Zions Bancorp NA	Morgan Stanley	(394)	(18,799)	(10,543)	8,027

		(10,438)	(329,615)	(182,653)	141,653

Capital Goods
Boeing Co. (The)	Morgan Stanley	(1,108)	(424,298)	(165,247)	251,992
Deere & Co.	Morgan Stanley	(419)	(72,002)	(57,889)	14,156
Fastenal Co.	Morgan Stanley	(864)	(29,675)	(27,000)	2,266
General Electric Co.	Morgan Stanley	(16,421)	(173,767)	(130,383)	42,228
Jacobs Engineering Group, Inc.	Morgan Stanley	(318)	(30,640)	(25,208)	5,279
Johnson Controls International PLC (Ireland)	Morgan Stanley	(1,824)	(75,658)	(49,175)	25,632
L3Harris Technologies, Inc.	Morgan Stanley	(253)	(43,543)	(45,570)	(2,244)
Parker-Hannifin Corp.	Morgan Stanley	(307)	(44,743)	(39,827)	4,693
Rockwell Automation, Inc.	Morgan Stanley	(67)	(12,355)	(10,111)	2,181
Roper Technologies, Inc.	Morgan Stanley	(229)	(89,088)	(71,404)	18,526
Textron, Inc.	Morgan Stanley	(544)	(26,903)	(14,508)	12,238

		(22,354)	(1,022,672)	(636,322)	376,947

Commercial & Professional Services
Copart, Inc.	Morgan Stanley	(389)	(35,861)	(26,654)	9,027
Rollins, Inc.	Morgan Stanley	(782)	(27,221)	(28,261)	(1,391)

		(1,171)	(63,082)	(54,915)	7,636

Consumer Durables & Apparel
Hasbro, Inc.	Morgan Stanley	(326)	(38,302)	(23,325)	14,342
NIKE, Inc., Class B	Morgan Stanley	(349)	(35,989)	(28,876)	12,629
NVR, Inc.	Morgan Stanley	(8)	(30,299)	(20,553)	9,595
Under Armour, Inc., Class C	Morgan Stanley	(491)	(9,398)	(3,957)	5,393

		(1,174)	(113,988)	(76,711)	41,959

Consumer Services
Carnival Corp. (Panama)	Morgan Stanley	(1,174)	(18,090)	(15,462)	2,538
Chipotle Mexican Grill, Inc.	Morgan Stanley	(42)	(34,388)	(27,485)	6,731
Darden Restaurants, Inc.	Morgan Stanley	(288)	(32,216)	(15,684)	16,117
Las Vegas Sands Corp.	Morgan Stanley	(1,008)	(61,663)	(42,810)	17,195
Marriott International, Inc., Class A	Morgan Stanley	(774)	(91,987)	(57,903)	33,626
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(509)	(25,377)	(5,579)	19,671
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(498)	(52,833)	(16,021)	35,384
Wynn Resorts Ltd.	Morgan Stanley	(256)	(27,997)	(15,409)	11,936

		(4,549)	(344,551)	(196,353)	143,198

Diversified Financials
Ameriprise Financial, Inc.	Morgan Stanley	(295)	(52,400)	(30,232)	21,827
Cboe Global Markets, Inc.	Morgan Stanley	(264)	(31,669)	(23,562)	7,664
Charles Schwab Corp. (The)	Morgan Stanley	(3,069)	(149,835)	(103,180)	45,357

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Diversified Financials — (continued)
CME Group, Inc.	Morgan Stanley	(332)	$(72,824)	$(57,406)	$14,066
E*TRADE Financial Corp.	Morgan Stanley	(1,115)	(49,762)	(38,267)	10,935
MSCI, Inc.	Morgan Stanley	(146)	(37,828)	(42,188)	(4,549)
Northern Trust Corp.	Morgan Stanley	(500)	(51,204)	(37,730)	12,869
Raymond James Financial, Inc.	Morgan Stanley	(1)	(101)	(63)	36
State Street Corp.	Morgan Stanley	(52)	(2,736)	(2,770)	(56)

		(5,774)	(448,359)	(335,398)	108,149

Energy
Cabot Oil & Gas Corp.	Morgan Stanley	(683)	(11,777)	(11,741)	(23)
Devon Energy Corp.	Morgan Stanley	(909)	(15,753)	(6,281)	9,311
Diamondback Energy, Inc.	Morgan Stanley	(380)	(37,514)	(9,956)	27,157
EOG Resources, Inc.	Morgan Stanley	(1,218)	(98,695)	(43,751)	53,752
Hess Corp.	Morgan Stanley	(729)	(47,414)	(24,276)	22,355
Marathon Oil Corp.	Morgan Stanley	(1,901)	(22,428)	(6,254)	15,872
Noble Energy, Inc.	Morgan Stanley	(1,154)	(26,494)	(6,970)	19,114
Occidental Petroleum Corp.	Morgan Stanley	(2,135)	(91,157)	(24,723)	62,607
ONEOK, Inc.	Morgan Stanley	(986)	(68,685)	(21,505)	45,014
Pioneer Natural Resources Co.	Morgan Stanley	(396)	(52,830)	(27,779)	24,221
Williams Cos., Inc. (The)	Morgan Stanley	(2,893)	(70,847)	(40,936)	26,202

		(13,384)	(543,594)	(224,172)	305,582

Food, Beverage & Tobacco
Brown-Forman Corp., Class B	Morgan Stanley	(1,076)	(63,323)	(59,729)	2,732
Conagra Brands, Inc.	Morgan Stanley	(29)	(859)	(851)	3
Hormel Foods Corp.	Morgan Stanley	(642)	(27,157)	(29,943)	(3,324)
Monster Beverage Corp.	Morgan Stanley	(360)	(24,078)	(20,254)	3,803

		(2,107)	(115,417)	(110,777)	3,214

Health Care Equipment & Services
ABIOMED, Inc.	Morgan Stanley	(108)	(19,828)	(15,677)	4,051
Align Technology, Inc.	Morgan Stanley	(188)	(33,797)	(32,703)	925
Becton Dickinson and Co.	Morgan Stanley	(160)	(44,329)	(36,763)	9,459
Boston Scientific Corp.	Morgan Stanley	(3,330)	(141,492)	(108,658)	32,130
Cardinal Health, Inc.	Morgan Stanley	(581)	(29,624)	(27,853)	1,064
Centene Corp.	Morgan Stanley	(580)	(33,661)	(34,458)	(965)
Cooper Cos., Inc. (The)	Morgan Stanley	(118)	(37,874)	(32,529)	5,153
DENTSPLY SIRONA, Inc.	Morgan Stanley	(207)	(10,625)	(8,038)	2,472
Edwards Lifesciences Corp.	Morgan Stanley	(335)	(79,764)	(63,188)	17,863
Hologic, Inc.	Morgan Stanley	(629)	(32,544)	(22,078)	10,304
Humana, Inc.	Morgan Stanley	(68)	(20,339)	(21,353)	(1,138)
IDEXX Laboratories, Inc.	Morgan Stanley	(205)	(58,556)	(49,659)	8,605
Intuitive Surgical, Inc.	Morgan Stanley	(197)	(103,204)	(97,556)	5,322
ResMed, Inc.	Morgan Stanley	(7)	(1,048)	(1,031)	11
STERIS PLC (Ireland)	Morgan Stanley	(92)	(14,619)	(12,877)	2,220
Stryker Corp.	Morgan Stanley	(894)	(194,706)	(148,842)	44,346
Teleflex, Inc.	Morgan Stanley	(110)	(39,559)	(32,215)	7,072
Varian Medical Systems, Inc.	Morgan Stanley	(216)	(31,625)	(22,175)	9,293

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Zimmer Biomet Holdings, Inc.	Morgan Stanley	(491)	$(69,225)	$(49,630)	$18,956

		(8,516)	(996,419)	(817,283)	177,143

Household & Personal Products
Coty, Inc., Class A	Morgan Stanley	(1,815)	(17,461)	(9,365)	7,361

Insurance
American International Group, Inc.	Morgan Stanley	(515)	(25,508)	(12,489)	12,727
Lincoln National Corp.	Morgan Stanley	(469)	(27,749)	(12,344)	15,266
Principal Financial Group, Inc.	Morgan Stanley	(660)	(36,755)	(20,684)	15,253
Unum Group	Morgan Stanley	(484)	(14,176)	(7,265)	6,564

		(2,128)	(104,188)	(52,782)	49,810

Materials
Air Products & Chemicals, Inc.	Morgan Stanley	(99)	(19,754)	(19,761)	(193)
Albemarle Corp.	Morgan Stanley	(254)	(15,922)	(14,318)	1,240
Ball Corp.	Morgan Stanley	(775)	(59,742)	(50,112)	9,218
Freeport-McMoRan, Inc.	Morgan Stanley	(3,465)	(34,927)	(23,389)	11,018

		(4,593)	(130,345)	(107,580)	21,283

Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	(1,329)	(73,579)	(79,049)	(5,837)
DISH Network Corp., Class A	Morgan Stanley	(1,249)	(44,570)	(24,968)	19,380
Facebook, Inc., Class A	Morgan Stanley	(541)	(115,171)	(90,239)	24,359
Live Nation Entertainment, Inc.	Morgan Stanley	(511)	(36,291)	(23,230)	12,879
Netflix, Inc.	Morgan Stanley	(249)	(88,795)	(93,500)	(5,147)
News Corp., Class A	Morgan Stanley	(1,404)	(19,986)	(12,601)	7,144
Take-Two Interactive Software, Inc.	Morgan Stanley	(7)	(836)	(830)	1
Twitter, Inc.	Morgan Stanley	(1,869)	(81,040)	(45,903)	34,733
ViacomCBS, Inc., Class B	Morgan Stanley	(1,504)	(41,171)	(21,071)	19,534

		(8,663)	(501,439)	(391,391)	107,046

Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	Morgan Stanley	(547)	(43,195)	(39,176)	3,627
Illumina, Inc.	Morgan Stanley	(245)	(70,967)	(66,914)	3,699
Incyte Corp.	Morgan Stanley	(525)	(40,933)	(38,446)	2,283
IQVIA Holdings, Inc.	Morgan Stanley	(459)	(70,438)	(49,508)	20,579
Mettler-Toledo International, Inc.	Morgan Stanley	(33)	(24,941)	(22,787)	2,029
Perrigo Co. PLC (Ireland)	Morgan Stanley	(325)	(16,395)	(15,629)	542
Thermo Fisher Scientific, Inc.	Morgan Stanley	(266)	(89,341)	(75,438)	13,398
Vertex Pharmaceuticals, Inc.	Morgan Stanley	(191)	(38,141)	(45,448)	(7,498)
Waters Corp.	Morgan Stanley	(139)	(29,985)	(25,305)	4,530

		(2,730)	(424,336)	(378,651)	43,189

Real Estate
American Tower Corp., REIT	Morgan Stanley	(400)	(93,629)	(87,100)	5,651
Crown Castle International Corp., REIT	Morgan Stanley	(737)	(108,699)	(106,423)	(863)
Equinix, Inc., REIT	Morgan Stanley	(141)	(79,791)	(88,064)	(9,362)
Host Hotels & Resorts, Inc., REIT	Morgan Stanley	(638)	(10,702)	(7,044)	3,318

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Real Estate — (continued)
Iron Mountain, Inc., REIT	Morgan Stanley	(685)	$(22,590)	$(16,303)	$4,908
Regency Centers Corp., REIT	Morgan Stanley	(399)	(26,773)	(15,334)	10,835
SBA Communications Corp., REIT	Morgan Stanley	(263)	(70,821)	(71,002)	(754)
Vornado Realty Trust, REIT	Morgan Stanley	(187)	(12,294)	(6,771)	4,852

		(3,450)	(425,299)	(398,041)	18,585

Retailing
Advance Auto Parts, Inc.	Morgan Stanley	(136)	(19,147)	(12,692)	6,326
CarMax, Inc.	Morgan Stanley	(391)	(36,539)	(21,048)	15,309
Dollar Tree, Inc.	Morgan Stanley	(565)	(63,839)	(41,511)	22,010
Lowe’s Cos., Inc.	Morgan Stanley	(1,822)	(218,189)	(156,783)	59,575

		(2,914)	(337,714)	(232,034)	103,220

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	(2,061)	(97,668)	(93,734)	3,448
Analog Devices, Inc.	Morgan Stanley	(744)	(82,707)	(66,700)	14,732
Broadcom, Inc.	Morgan Stanley	(806)	(250,699)	(191,103)	53,776
Lam Research Corp.	Morgan Stanley	(353)	(112,366)	(84,720)	26,681
Maxim Integrated Products, Inc.	Morgan Stanley	(505)	(28,365)	(24,548)	3,190
Microchip Technology, Inc.	Morgan Stanley	(638)	(60,905)	(43,256)	16,878
Micron Technology, Inc.	Morgan Stanley	(1,937)	(93,076)	(81,470)	11,143
NVIDIA Corp.	Morgan Stanley	(313)	(80,464)	(82,507)	(2,451)
QUALCOMM, Inc.	Morgan Stanley	(1,930)	(165,966)	(130,562)	34,189
Texas Instruments, Inc.	Morgan Stanley	(313)	(41,567)	(31,278)	10,081
Xilinx, Inc.	Morgan Stanley	(594)	(59,574)	(46,296)	12,761

		(10,194)	(1,073,357)	(876,174)	184,428

Software & Services
Adobe, Inc.	Morgan Stanley	(220)	(73,882)	(70,013)	3,501
Akamai Technologies, Inc.	Morgan Stanley	(278)	(25,051)	(25,434)	(509)
ANSYS, Inc.	Morgan Stanley	(206)	(58,070)	(47,889)	9,892
Autodesk, Inc.	Morgan Stanley	(432)	(66,817)	(67,435)	(951)
Automatic Data Processing, Inc.	Morgan Stanley	(756)	(135,719)	(103,330)	31,026
Broadridge Financial Solutions, Inc.	Morgan Stanley	(274)	(32,334)	(25,983)	6,041
Cadence Design Systems, Inc.	Morgan Stanley	(669)	(49,464)	(44,181)	5,036
DXC Technology Co.	Morgan Stanley	(116)	(1,624)	(1,514)	102
Fidelity National Information Services, Inc.	Morgan Stanley	(42)	(5,111)	(5,109)	(24)
Fiserv, Inc.	Morgan Stanley	(938)	(104,960)	(89,101)	16,553
Fortinet, Inc.	Morgan Stanley	(395)	(31,541)	(39,962)	(8,579)
Gartner, Inc.	Morgan Stanley	(3)	(487)	(299)	185
Global Payments, Inc.	Morgan Stanley	(710)	(130,622)	(102,403)	27,387
Intuit, Inc.	Morgan Stanley	(486)	(127,350)	(111,780)	15,248
Paycom Software, Inc.	Morgan Stanley	(138)	(44,390)	(27,877)	16,291
PayPal Holdings, Inc.	Morgan Stanley	(979)	(112,495)	(93,729)	18,206
salesforce.com, Inc.	Morgan Stanley	(260)	(47,363)	(37,435)	9,692
ServiceNow, Inc.	Morgan Stanley	(324)	(95,071)	(92,852)	1,746
Synopsys, Inc.	Morgan Stanley	(359)	(50,277)	(46,236)	3,791

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
VeriSign, Inc.	Morgan Stanley	(278)	$(52,925)	$(50,065)	$2,596

		(7,863)	(1,245,553)	(1,082,627)	157,230

Technology Hardware & Equipment
IPG Photonics Corp.	Morgan Stanley	(19)	(2,538)	(2,095)	430
Keysight Technologies, Inc.	Morgan Stanley	(449)	(45,351)	(37,572)	7,552
Seagate Technology PLC (Ireland)	Morgan Stanley	(202)	(10,013)	(9,858)	105
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	(397)	(37,246)	(25,003)	11,899
Western Digital Corp.	Morgan Stanley	(714)	(38,156)	(29,717)	7,535

		(1,781)	(133,304)	(104,245)	27,521

Telecommunication Services
CenturyLink, Inc	Morgan Stanley	(2,602)	(33,786)	(24,615)	8,398

Transportation
American Airlines Group, Inc.	Morgan Stanley	(1,022)	(29,546)	(12,458)	16,940
FedEx Corp.	Morgan Stanley	(624)	(92,821)	(75,666)	15,882
Norfolk Southern Corp.	Morgan Stanley	(597)	(127,954)	(87,162)	39,763
Old Dominion Freight Line, Inc.	Morgan Stanley	(205)	(25,842)	(26,908)	(1,223)
Union Pacific Corp.	Morgan Stanley	(1,376)	(251,954)	(194,071)	56,595
United Parcel Service, Inc., Class B	Morgan Stanley	(284)	(28,078)	(26,531)	1,369

		(4,108)	(556,195)	(422,796)	129,326

Utilities
Alliant Energy Corp.	Morgan Stanley	(355)	(18,996)	(17,143)	1,661
Ameren Corp.	Morgan Stanley	(489)	(37,077)	(35,614)	562
American Electric Power Co., Inc.	Morgan Stanley	(985)	(88,286)	(78,780)	7,565
American Water Works Co., Inc.	Morgan Stanley	(1)	(120)	(120)	(1)
Atmos Energy Corp.	Morgan Stanley	(291)	(31,509)	(28,876)	2,141
CenterPoint Energy, Inc.	Morgan Stanley	(1,199)	(36,462)	(18,525)	17,062
CMS Energy Corp.	Morgan Stanley	(677)	(42,989)	(39,774)	2,549
Consolidated Edison, Inc.	Morgan Stanley	(288)	(25,296)	(22,464)	2,207
DTE Energy Co.	Morgan Stanley	(458)	(60,485)	(43,496)	15,328
Duke Energy Corp.	Morgan Stanley	(845)	(83,296)	(68,344)	14,838
Edison International	Morgan Stanley	(865)	(62,090)	(47,393)	12,754
Entergy Corp.	Morgan Stanley	(475)	(54,896)	(44,636)	9,103
Eversource Energy	Morgan Stanley	(363)	(29,120)	(28,390)	191
Exelon Corp.	Morgan Stanley	(2,321)	(114,645)	(85,436)	27,750
FirstEnergy Corp.	Morgan Stanley	(1,225)	(55,762)	(49,086)	5,405
NextEra Energy, Inc.	Morgan Stanley	(215)	(57,235)	(51,733)	5,250
NiSource, Inc.	Morgan Stanley	(912)	(27,552)	(22,773)	4,267
Pinnacle West Capital Corp.	Morgan Stanley	(268)	(25,707)	(20,312)	4,847
PPL Corp.	Morgan Stanley	(1,828)	(56,211)	(45,115)	9,317
Public Service Enterprise Group, Inc.	Morgan Stanley	(1,203)	(75,614)	(54,027)	20,056
Sempra Energy	Morgan Stanley	(365)	(52,423)	(41,241)	13,028
Southern Co. (The)	Morgan Stanley	(912)	(60,168)	(49,376)	11,747
WEC Energy Group, Inc.	Morgan Stanley	(681)	(64,770)	(60,017)	3,598

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Concluded)

March 31, 2020

(Unaudited)

Total Return Swaps (concluded)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Xcel Energy, Inc.	Morgan Stanley	(1,252)	$(82,026)	$(75,496)	$4,569

		(18,473)	(1,242,735)	(1,028,167)	195,794

Total Reference Entity — Short			(10,248,359)	(7,780,757)	2,365,552

Net Value of Reference Entity			$(290,072)	$371,703	$693,382

*	Includes $31,607 related to open trades, dividends receivables/payables and swap receivables/payables activities.

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments

March 31, 2020

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 120.1%
COMMON STOCKS — 120.1%
Automobiles & Components — 1.1%
Aptiv PLC (Jersey)†	342	$16,840
BorgWarner, Inc.†(a)	475	11,576
General Motors Co.†	2,920	60,678

		89,094

Banks — 3.1%
Fifth Third Bancorp†	1,628	24,176
JPMorgan Chase & Co.†	476	42,854
PNC Financial Services Group, Inc. (The)†	356	34,076
Truist Financial Corp.†	1,869	57,640
US Bancorp†	2,421	83,403

		242,149

Capital Goods — 19.8%
3M Co.†	1,321	180,330
A.O. Smith Corp.†(a)	158	5,974
Allegion PLC (Ireland)†	212	19,508
AMETEK, Inc.†	469	33,777
Arconic, Inc.†	995	15,980
Caterpillar, Inc.†	641	74,382
Cummins, Inc.†	353	47,768
Dover Corp.†	336	28,204
Eaton Corp. PLC (Ireland)†	836	64,949
Emerson Electric Co.†	1,404	66,901
Flowserve Corp.†	300	7,167
Fortive Corp.†	771	42,551
Fortune Brands Home & Security, Inc.†	321	13,883
General Dynamics Corp.†	666	88,118
Honeywell International, Inc.†	1,364	182,490
Huntington Ingalls Industries, Inc.†	93	16,946
IDEX Corp	41	5,663
Lockheed Martin Corp.†	410	138,970
Masco Corp.†	634	21,917
Northrop Grumman Corp.†	127	38,424
Pentair PLC (Ireland)†	387	11,517
Quanta Services, Inc.†	328	10,407
Raytheon Co.†	640	83,936
Snap-on, Inc.†(a)	126	13,711
Stanley Black & Decker, Inc.†	353	35,300
Trane Technologies PLC (Ireland)†	550	45,424
TransDigm Group, Inc.†(a)	123	39,383
United Rentals, Inc.†*	45	4,630
United Technologies Corp.†*	1,987	187,434

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Westinghouse Air Brake Technologies Corp.†	440	$21,177
Xylem, Inc.†	302	19,669

		1,566,490

Commercial & Professional Services — 0.7%
Cintas Corp.†	216	37,416
Nielsen Holdings PLC (United Kingdom)†	818	10,258
Robert Half International, Inc.†	265	10,004

		57,678

Consumer Durables & Apparel — 2.3%
Capri Holdings Ltd. (British Virgin Islands)†*	342	3,690
Garmin Ltd. (Switzerland)†	438	32,832
Hanesbrands, Inc.†(a)	832	6,548
Hasbro, Inc.†	129	9,230
Leggett & Platt, Inc.†	303	8,084
Mohawk Industries, Inc.†*	165	12,580
Newell Brands, Inc.†(a)	971	12,895
PVH Corp.†	169	6,361
Ralph Lauren Corp.†	170	11,361
Tapestry, Inc.†	635	8,223
Under Armour, Inc., Class C†*	1,038	8,366
VF Corp.†	907	49,051
Whirlpool Corp.†	144	12,355

		181,576

Consumer Services — 1.9%
Darden Restaurants, Inc.†	278	15,140
McDonald’s Corp.†	429	70,935
MGM Resorts International†	1,156	13,641
Royal Caribbean Cruises Ltd. (Liberia)†	159	5,115
Yum! Brands, Inc.†	690	47,286

		152,117

Diversified Financials — 7.6%
American Express Co.†	1,461	125,076
Berkshire Hathaway, Inc., Class B†*	913	166,924
BlackRock, Inc.†	340	149,590
Capital One Financial Corp.†	608	30,655
Discover Financial Services†	712	25,397
Franklin Resources, Inc.†(a)	1,144	19,093
Invesco Ltd. (Bermuda)†(a)	1,067	9,688
Synchrony Financial†	1,414	22,751

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
T Rowe Price Group, Inc.†	553	$54,000

		603,174

Energy — 8.5%
Apache Corp.(a)	863	3,607
Chevron Corp.†	3,262	236,365
Concho Resources, Inc.†	454	19,454
ConocoPhillips†	2,493	76,784
EOG Resources, Inc.†	1,311	47,091
Halliburton Co.†	2,017	13,816
Helmerich & Payne, Inc.(a)	251	3,928
HollyFrontier Corp.†	379	9,289
Kinder Morgan, Inc.†	5,203	72,426
Marathon Petroleum Corp.†	1,491	35,217
National Oilwell Varco, Inc.†(a)	886	8,709
Phillips 66†	1,014	54,401
Schlumberger Ltd. (Curacao)†	3,180	42,898
TechnipFMC PLC (United Kingdom)†	1,028	6,929
Valero Energy Corp.†	941	42,684

		673,598

Food & Staples Retailing — 0.9%
Sysco Corp.†	384	17,522
Walmart, Inc.†	502	57,037

		74,559

Food, Beverage & Tobacco — 6.4%
Altria Group, Inc.†	4,269	165,082
Archer-Daniels-Midland Co.†	1,280	45,030
Campbell Soup Co.†	694	32,035
Coca-Cola Co. (The)†	388	17,169
Constellation Brands, Inc., Class A†	252	36,127
Hershey Co. (The)†	485	64,262
JM Smucker Co. (The)†	240	26,640
Lamb Weston Holdings, Inc.†	335	19,128
McCormick & Co., Inc., non-voting shares†	229	32,337
Molson Coors Beverage Co., Class B†(a)	482	18,803
Tyson Foods, Inc., Class A†	838	48,495

		505,108

Health Care Equipment & Services — 6.1%
CVS Health Corp.†	2,198	130,407
DaVita, Inc.†*	295	22,438
DENTSPLY SIRONA, Inc.†	508	19,726
HCA Healthcare, Inc.†	235	21,115

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Henry Schein, Inc.†*	330	$16,672
Laboratory Corp. of America Holdings†*	194	24,520
Medtronic PLC (Ireland)†	2,214	199,659
Quest Diagnostics, Inc.†	305	24,492
Universal Health Services, Inc., Class B†	200	19,816

		478,845

Household & Personal Products — 1.3%
Colgate-Palmolive Co.†	356	23,624
Procter & Gamble Co. (The)†	701	77,110

		100,734

Insurance — 9.6%
Aflac, Inc.†	1,669	57,147
Allstate Corp. (The)†	596	54,671
American International Group, Inc.†	550	13,338
Aon PLC (United Kingdom)†	533	87,966
Assurant, Inc.†	140	14,573
Chubb Ltd. (Switzerland)†	1,038	115,934
Cincinnati Financial Corp.†	377	28,445
Everest Re Group Ltd. (Bermuda)†	93	17,895
Globe Life, Inc.†	247	17,777
Hartford Financial Services Group, Inc. (The)†	825	29,073
Loews Corp.†	668	23,266
Marsh & McLennan Cos., Inc.†	1,156	99,948
MetLife, Inc.†	2,102	64,258
Principal Financial Group, Inc.	387	12,129
Prudential Financial, Inc.†	862	44,945
Travelers Cos., Inc. (The)†	586	58,219
WR Berkley Corp.†	421	21,964

		761,548

Materials — 5.1%
Amcor PLC (Jersey)†(a)	3,682	29,898
Avery Dennison Corp.†	191	19,457
Celanese Corp.†	275	20,182
Corteva, Inc.†	1,720	40,420
Dow, Inc.†	917	26,813
Eastman Chemical Co.†	312	14,533
FMC Corp.†	297	24,262
International Paper Co.†	890	27,706
Linde PLC (Ireland)†	53	9,169

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
LyondellBasell Industries NV, Class A (Netherlands)†	767	$38,066
Martin Marietta Materials, Inc.†	142	26,871
Mosaic Co. (The)†	870	9,413
Nucor Corp.†	694	24,998
Packaging Corp. of America†	62	5,383
PPG Industries, Inc.†	542	45,311
Sealed Air Corp.†	355	8,772
Vulcan Materials Co.†	304	32,853

		404,107

Media & Entertainment — 0.9%
Charter Communications, Inc., Class A†*	30	13,089
Discovery, Inc., Class A†(a) *	822	15,980
Interpublic Group of Cos., Inc.
(The)†(a)	889	14,393
Omnicom Group, Inc.†	502	27,560

		71,022

Pharmaceuticals, Biotechnology & Life Sciences — 10.6%
AbbVie, Inc.†	1,308	99,657
Alexion Pharmaceuticals, Inc.†*	508	45,613
Allergan PLC (Ireland)†	604	106,968
Biogen, Inc.†*	409	129,399
Bristol-Myers Squibb Co.†	827	46,097
Johnson & Johnson†	231	30,291
Merck & Co., Inc.†	2,151	165,498
Pfizer, Inc.†	6,500	212,160

		835,683

Real Estate — 8.0%
Alexandria Real Estate Equities, Inc., REIT†	277	37,966
Apartment Investment & Management Co., Class A, REIT†	342	12,021
AvalonBay Communities, Inc., REIT†	323	47,536
Boston Properties, Inc., REIT†	334	30,805
CBRE Group, Inc., Class A†*	769	28,999
Duke Realty Corp., REIT†	52	1,684
Equity Residential, REIT†	802	49,491
Essex Property Trust, Inc., REIT†	151	33,256
Extra Space Storage, Inc., REIT†	297	28,441
Federal Realty Investment Trust, REIT†	173	12,908
Healthpeak Properties, Inc., REIT†(a)	526	12,545
Kimco Realty Corp., REIT†(a)	991	9,583

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Mid-America Apartment Communities, Inc., REIT†	262	$26,994
Public Storage, REIT†	382	75,869
Realty Income Corp., REIT†	766	38,193
Regency Centers Corp., REIT†	352	13,527
Simon Property Group, Inc., REIT†	704	38,621
SL Green Realty Corp., REIT	86	3,707
UDR, Inc., REIT†	676	24,701
Ventas, Inc., REIT†	856	22,941
Vornado Realty Trust, REIT†	438	15,860
Welltower, Inc., REIT†	942	43,125
Weyerhaeuser Co., REIT†	1,611	27,306

		636,079

Retailing — 8.5%
Advance Auto Parts, Inc.†	151	14,091
Amazon.com, Inc.*	2	3,899
Best Buy Co., Inc.†	596	33,972
Booking Holdings, Inc.†*	96	129,151
Dollar General Corp.†	196	29,598
eBay, Inc.†	1,700	51,102
Expedia Group, Inc.†	344	19,357
Gap, Inc. (The)†(a)	851	5,991
Genuine Parts Co.†	334	22,488
Kohl’s Corp.†(a)	354	5,165
L Brands, Inc.†	634	7,329
LKQ Corp.†*	704	14,439
Macy’s, Inc.†(a)	712	3,496
Nordstrom, Inc.(a)	357	5,476
Ross Stores, Inc.†	804	69,924
Target Corp.†	1,117	103,847
TJX Cos., Inc. (The)†	2,751	131,525
Ulta Beauty, Inc.†*	130	22,841

		673,691

Semiconductors & Semiconductor Equipment — 0.1%
Qorvo, Inc.†*	120	9,676

Software & Services — 4.6%
Accenture PLC, Class A (Ireland)†	327	53,386
Alliance Data Systems Corp.†	110	3,701
Gartner, Inc.†*	183	18,221
International Business Machines Corp.†	973	107,935
Leidos Holdings, Inc.†	324	29,695
NortonLifeLock, Inc.†	1,412	26,419

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Oracle Corp.†	1,155	$55,821
Paychex, Inc.†	766	48,197
Western Union Co. (The)†	983	17,822

		361,197

Technology Hardware & Equipment — 6.2%
Apple, Inc.†	692	175,969
Cisco Systems, Inc.†	2,789	109,636
Corning, Inc.†(a)	1,750	35,945
F5 Networks, Inc.†*	139	14,822
FLIR Systems, Inc.†	309	9,854
Hewlett Packard Enterprise Co.†	907	8,807
HP, Inc.†	3,205	55,639
Juniper Networks, Inc.†	771	14,757
Motorola Solutions, Inc.†	327	43,465
NetApp, Inc.†	238	9,922
Xerox Holdings Corp.†	499	9,451

		488,267

Telecommunication Services — 4.9%
AT&T, Inc.†	6,460	188,309
Verizon Communications, Inc.†	3,665	196,920

		385,229

Transportation — 1.4%
Alaska Air Group, Inc.†	283	8,057
Delta Air Lines, Inc.†	1,477	42,139
Southwest Airlines Co.†	1,193	42,483
United Airlines Holdings, Inc.†*	578	18,236

		110,915

Utilities — 0.5%
Evergy, Inc.†	451	24,828
NRG Energy, Inc.†	572	15,593

		40,421

TOTAL COMMON STOCKS (Cost $10,734,922)		9,502,957

TOTAL LONG POSITIONS - 120.1%		9,502,957

(Cost $10,734,922)

SHORT POSITIONS — (95.1)%
COMMON STOCKS — (95.1)%
Automobiles & Components — (0.5)%
Ford Motor Co.	(7,227)	(34,906)
Harley-Davidson, Inc.	(278)	(5,263)

		(40,169)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Banks — (0.6)%
Comerica, Inc.	(255)	$(7,482)
Huntington Bancshares, Inc.	(1,617)	(13,276)
KeyCorp.	(728)	(7,549)
Regions Financial Corp.	(905)	(8,118)
SVB Financial Group*	(89)	(13,446)

		(49,871)

Capital Goods — (8.0)%
Boeing Co. (The)	(1,025)	(152,868)
Deere & Co.	(572)	(79,028)
Fastenal Co.	(1,047)	(32,719)
General Electric Co.	(14,801)	(117,520)
Jacobs Engineering Group, Inc.	(242)	(19,183)
Johnson Controls International PLC (Ireland)	(1,165)	(31,408)
L3Harris Technologies, Inc.	(377)	(67,905)
PACCAR, Inc.	(194)	(11,859)
Parker-Hannifin Corp.	(233)	(30,227)
Rockwell Automation, Inc.	(200)	(30,182)
Roper Technologies, Inc.	(187)	(58,308)

		(631,207)

Commercial & Professional Services — (1.3)%
Copart, Inc.*	(436)	(29,875)
Equifax, Inc.	(134)	(16,006)
IHS Markit Ltd. (Bermuda)	(136)	(8,160)
Rollins, Inc.	(611)	(22,082)
Verisk Analytics, Inc.	(177)	(24,670)

		(100,793)

Consumer Durables & Apparel — (0.7)%
NIKE, Inc., Class B	(504)	(41,701)
NVR, Inc.*	(7)	(17,984)

		(59,685)

Consumer Services — (1.5)%
Carnival Corp. (Panama)	(1,173)	(15,448)
Chipotle Mexican Grill, Inc.*	(50)	(32,720)
Las Vegas Sands Corp.	(1,064)	(45,188)
Marriott International, Inc., Class A	(123)	(9,202)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(388)	(4,252)
Wynn Resorts Ltd.	(200)	(12,038)

		(118,848)

Diversified Financials — (4.1)%
Ameriprise Financial, Inc.	(226)	(23,160)
Cboe Global Markets, Inc.	(202)	(18,028)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Charles Schwab Corp. (The)	(2,344)	$(78,805)
CME Group, Inc.	(372)	(64,322)
E*TRADE Financial Corp.	(406)	(13,934)
MSCI, Inc.	(154)	(44,500)
Northern Trust Corp.	(383)	(28,901)
Raymond James Financial, Inc.	(239)	(15,105)
State Street Corp.	(652)	(34,732)

		(321,487)

Energy — (1.8)%
Cabot Oil & Gas Corp.	(725)	(12,463)
Devon Energy Corp.	(694)	(4,796)
Diamondback Energy, Inc.	(297)	(7,781)
Hess Corp.	(558)	(18,581)
Marathon Oil Corp.	(1,450)	(4,770)
Noble Energy, Inc.	(902)	(5,448)
Occidental Petroleum Corp.	(1,629)	(18,864)
ONEOK, Inc.	(771)	(16,816)
Pioneer Natural Resources Co.	(310)	(21,747)
Williams Cos., Inc. (The)	(2,237)	(31,654)

		(142,920)

Food & Staples Retailing — (0.3)%
Kroger Co. (The)	(796)	(23,976)

Food, Beverage & Tobacco — (2.5)%
Brown-Forman Corp., Class B	(872)	(48,405)
Conagra Brands, Inc.	(806)	(23,648)
Hormel Foods Corp.	(980)	(45,707)
Kellogg Co.	(287)	(17,217)
Kraft Heinz Co. (The)	(309)	(7,645)
Monster Beverage Corp.*	(928)	(52,209)

		(194,831)

Health Care Equipment & Services — (7.8)%
ABIOMED, Inc.*	(85)	(12,339)
Align Technology, Inc.*	(147)	(25,571)
Becton Dickinson and Co.	(349)	(80,190)
Boston Scientific Corp.*	(2,209)	(72,080)
Cardinal Health, Inc.	(532)	(25,504)
Centene Corp.*	(756)	(44,914)
Cooper Cos., Inc. (The)	(92)	(25,362)
Edwards Lifesciences Corp.*	(330)	(62,245)
Hologic, Inc.*	(456)	(16,006)
Humana, Inc.	(110)	(34,542)
IDEXX Laboratories, Inc.*	(161)	(39,001)
Intuitive Surgical, Inc.*	(210)	(103,994)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
ResMed, Inc.	(133)	$(19,590)
STERIS PLC (Ireland)	(108)	(15,117)
Teleflex, Inc.	(87)	(25,479)
Varian Medical Systems, Inc.*	(166)	(17,042)

		(618,976)

Household & Personal Products — (0.8)%
Clorox Co. (The)	(196)	(33,957)
Coty, Inc., Class A	(1,420)	(7,327)
Estee Lauder Cos., Inc. (The), Class A	(156)	(24,857)

		(66,141)

Materials — (2.4)%
Air Products & Chemicals, Inc.	(403)	(80,443)
Albemarle Corp.	(198)	(11,161)
Ball Corp.	(592)	(38,279)
Freeport-McMoRan, Inc.	(2,710)	(18,293)
Newmont Corp.	(910)	(41,205)

		(189,381)

Media & Entertainment — (4.8)%
Activision Blizzard, Inc.	(1,401)	(83,331)
DISH Network Corp., Class A*	(953)	(19,050)
Electronic Arts, Inc.*	(420)	(42,071)
Live Nation Entertainment, Inc.*	(389)	(17,684)
Netflix, Inc.*	(356)	(133,678)
News Corp., Class A	(715)	(6,417)
Take-Two Interactive Software, Inc.*	(207)	(24,552)
Twitter, Inc.*	(1,456)	(35,759)
ViacomCBS, Inc., Class B	(1,149)	(16,097)

		(378,639)

Pharmaceuticals, Biotechnology & Life Sciences — (6.8)%
Agilent Technologies, Inc.	(564)	(40,394)
Eli Lilly & Co.	(220)	(30,518)
Illumina, Inc.*	(275)	(75,108)
Incyte Corp.*	(410)	(30,024)
IQVIA Holdings, Inc.*	(359)	(38,722)
Mettler-Toledo International, Inc.*	(43)	(29,692)
Perrigo Co. PLC (Ireland)	(248)	(11,926)
Thermo Fisher Scientific, Inc.	(462)	(131,023)
Vertex Pharmaceuticals, Inc.*	(388)	(92,325)
Waters Corp.*	(115)	(20,936)
Zoetis, Inc.	(298)	(35,072)

		(535,740)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (5.6)%
American Tower Corp., REIT	(585)	$(127,384)
Crown Castle International Corp., REIT	(758)	(109,455)
Digital Realty Trust, Inc., REIT	(305)	(42,368)
Equinix, Inc., REIT	(155)	(96,808)
Iron Mountain, Inc., REIT	(537)	(12,781)
SBA Communications Corp., REIT	(203)	(54,804)

		(443,600)

Retailing — (2.3)%
CarMax, Inc.*	(298)	(16,041)
Dollar Tree, Inc.*	(422)	(31,004)
Home Depot, Inc. (The)	(102)	(19,044)
Lowe’s Cos., Inc.	(1,390)	(119,610)

		(185,699)

Semiconductors & Semiconductor Equipment — (10.9)%
Advanced Micro Devices, Inc.*	(2,188)	(99,510)
Analog Devices, Inc.	(672)	(60,245)
Broadcom, Inc.	(646)	(153,167)
Lam Research Corp.	(271)	(65,040)
Maxim Integrated Products, Inc.	(504)	(24,499)
Microchip Technology, Inc.	(487)	(33,019)
Micron Technology, Inc.*	(2,040)	(85,802)
NVIDIA Corp.	(374)	(98,586)
QUALCOMM, Inc.	(1,968)	(133,135)
Skyworks Solutions, Inc.	(77)	(6,882)
Texas Instruments, Inc.	(644)	(64,355)
Xilinx, Inc.	(453)	(35,307)

		(859,547)

Software & Services — (13.8)%
Adobe, Inc.*	(338)	(107,565)
Akamai Technologies, Inc.*	(302)	(27,630)
ANSYS, Inc.*	(156)	(36,265)
Autodesk, Inc.*	(411)	(64,157)
Automatic Data Processing, Inc.	(69)	(9,431)
Broadridge Financial Solutions, Inc.	(209)	(19,819)
Cadence Design Systems, Inc.*	(510)	(33,680)
Citrix Systems, Inc.	(130)	(18,402)
DXC Technology Co.	(434)	(5,664)
Fidelity National Information Services, Inc.	(279)	(33,938)
Fiserv, Inc.*	(997)	(94,705)
Fortinet, Inc.*	(321)	(32,476)
Global Payments, Inc.	(547)	(78,894)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Intuit, Inc.	(474)	$(109,020)
Jack Henry & Associates, Inc.	(140)	(21,734)
Mastercard, Inc., Class A	(62)	(14,977)
Paycom Software, Inc.*	(105)	(21,211)
PayPal Holdings, Inc.*	(1,289)	(123,409)
salesforce.com, Inc.*	(493)	(70,982)
ServiceNow, Inc.*	(345)	(98,870)
Synopsys, Inc.*	(273)	(35,160)
VeriSign, Inc.*	(212)	(38,179)

		(1,096,168)

Technology Hardware & Equipment — (1.4)%
Arista Networks, Inc.*	(107)	(21,673)
IPG Photonics Corp.*	(99)	(10,918)
Keysight Technologies, Inc.*	(342)	(28,619)
Seagate Technology PLC (Ireland)	(478)	(23,326)
Western Digital Corp.	(544)	(22,641)

		(107,177)

Telecommunication Services — (0.6)%
CenturyLink, Inc.	(1,987)	(18,797)
T-Mobile US, Inc.*	(317)	(26,596)

		(45,393)

Transportation — (3.6)%
American Airlines Group, Inc.	(459)	(5,595)
FedEx Corp.	(476)	(57,720)
Norfolk Southern Corp.	(175)	(25,550)
Old Dominion Freight Line, Inc.	(217)	(28,483)
Union Pacific Corp.	(520)	(73,341)
United Parcel Service, Inc., Class B	(1,012)	(94,541)

		(285,230)

Utilities — (13.0)%
Alliant Energy Corp.	(449)	(21,682)
Ameren Corp.	(450)	(32,774)
American Electric Power Co., Inc.	(905)	(72,382)
American Water Works Co., Inc.	(330)	(39,455)
Atmos Energy Corp.	(229)	(22,724)
CenterPoint Energy, Inc.	(921)	(14,229)
CMS Energy Corp.	(518)	(30,432)
Consolidated Edison, Inc.	(614)	(47,892)
DTE Energy Co.	(351)	(33,334)
Duke Energy Corp.	(1,180)	(95,438)
Edison International	(669)	(36,655)
Entergy Corp.	(372)	(34,957)
Eversource Energy	(602)	(47,082)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Concluded)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Exelon Corp.	(1,773)	$(65,264)
FirstEnergy Corp.	(986)	(39,509)
NextEra Energy, Inc.	(375)	(90,232)
NiSource, Inc.	(697)	(17,404)
Pinnacle West Capital Corp.	(205)	(15,537)
PPL Corp.	(1,399)	(34,527)
Sempra Energy	(386)	(43,614)
Southern Co. (The)	(1,621)	(87,761)
WEC Energy Group, Inc.	(574)	(50,587)
Xcel Energy, Inc.	(955)	(57,586)

		(1,031,057)

TOTAL COMMON STOCK (Proceeds $8,670,924)		(7,526,535)

TOTAL SECURITES SOLD SHORT - (95.1)%		(7,526,535)

(Proceeds $8,670,924)

OTHER ASSETS IN EXCESS OF LIABILITIES - 75.0%		5,938,788

NET ASSETS - 100.0%		$7,915,210

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $40,564, which was collateralized by $2,913 in cash and $39,543 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.88%, and maturity dates ranging from 4/7/2020 - 11/15/2049.

*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments

March 31, 2020

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 146.4%
COMMON STOCKS — 146.4%
Automobiles & Components — 1.2%
BorgWarner, Inc.†	395	$9,626
General Motors Co.†	776	16,125

		25,751

Banks — 4.1%
Bank of America Corp.	194	4,119
Citigroup, Inc.†	70	2,948
Comerica, Inc.	33	968
Fifth Third Bancorp†	744	11,048
First Republic Bank†	42	3,456
JPMorgan Chase & Co.†	234	21,067
PNC Financial Services Group, Inc. (The)†	129	12,348
Truist Financial Corp.†	384	11,843
US Bancorp†	347	11,954
Wells Fargo & Co.†	315	9,040

		88,791

Capital Goods — 17.2%
3M Co.†	171	23,343
Allegion PLC (Ireland)†	85	7,822
AMETEK, Inc.†	71	5,113
Arconic, Inc.†	1,044	16,767
Caterpillar, Inc.†	57	6,614
Cummins, Inc.†	98	13,261
Deere & Co.†	1	138
Dover Corp.†	201	16,872
Eaton Corp. PLC (Ireland)†	119	9,245
Emerson Electric Co.†	340	16,201
Flowserve Corp.†	570	13,617
Fortive Corp.†	119	6,568
Fortune Brands Home & Security, Inc.†	346	14,964
General Dynamics Corp.†	157	20,773
Honeywell International, Inc.†	177	23,681
Huntington Ingalls Industries, Inc.†	61	11,115
Ingersoll Rand, Inc.*	15	372
Lockheed Martin Corp.†	30	10,168
Masco Corp.†	373	12,895
Pentair PLC (Ireland)†	396	11,785
Quanta Services, Inc.†	716	22,719
Raytheon Co.†	153	20,066
Snap-on, Inc.	64	6,964
Stanley Black & Decker, Inc.†	173	17,300
Trane Technologies PLC (Ireland)†	171	14,123

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
TransDigm Group, Inc.†	31	$9,926
United Rentals, Inc.†*	120	12,348
United Technologies Corp.†*	190	17,923
Westinghouse Air Brake Technologies Corp.†	231	11,118
WW Grainger, Inc.†	10	2,485

		376,286

Commercial & Professional Services — 2.2%
Cintas Corp.†	74	12,818
Nielsen Holdings PLC (United Kingdom)†	1,264	15,851
Republic Services, Inc.†	76	5,705
Robert Half International, Inc.†	139	5,247
Waste Management, Inc.†	92	8,516

		48,137

Consumer Durables & Apparel — 3.2%
Capri Holdings Ltd. (British Virgin Islands)†*	618	6,668
Garmin Ltd. (Switzerland)†	36	2,699
Hanesbrands, Inc.†	219	1,724
Hasbro, Inc.†	20	1,431
Leggett & Platt, Inc.†	399	10,645
Lennar Corp., Class A†	19	726
Newell Brands, Inc.†	253	3,360
NIKE, Inc., Class B	56	4,633
PulteGroup, Inc.†	392	8,749
PVH Corp.†	227	8,544
Ralph Lauren Corp.†	52	3,475
Tapestry, Inc.†	511	6,617
Under Armour, Inc., Class C†*	884	7,125
Whirlpool Corp.†	53	4,547

		70,943

Consumer Services — 3.3%
Darden Restaurants, Inc.	196	10,674
H&R Block, Inc.	11	155
Hilton Worldwide Holdings, Inc.	59	4,026
McDonald’s Corp.†	85	14,055
MGM Resorts International†	1,380	16,284
Royal Caribbean Cruises Ltd. (Liberia)†	272	8,750
Yum! Brands, Inc.†	265	18,161

		72,105

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — 8.3%
American Express Co.†	119	$10,188
Berkshire Hathaway, Inc., Class B†*	158	28,887
BlackRock, Inc.†	37	16,279
Discover Financial Services†	270	9,631
Franklin Resources, Inc.†	1,078	17,992
Goldman Sachs Group, Inc. (The)†	84	12,986
Intercontinental Exchange, Inc.†	122	9,852
Invesco Ltd. (Bermuda)†	2,132	19,359
Moody’s Corp.†	26	5,499
Morgan Stanley†	358	12,172
Nasdaq, Inc.†	105	9,970
Raymond James Financial, Inc.†	1	63
S&P Global, Inc.†	47	11,517
T Rowe Price Group, Inc.†	182	17,772

		182,167

Energy — 9.6%
Apache Corp.†	2,759	11,533
Chevron Corp.†	430	31,158
Concho Resources, Inc.†	653	27,981
ConocoPhillips†	1,073	33,048
EOG Resources, Inc.†	623	22,378
Exxon Mobil Corp.†	230	8,733
Halliburton Co.†	507	3,473
Helmerich & Payne, Inc.†	269	4,210
HollyFrontier Corp.†	286	7,010
Kinder Morgan, Inc.†	1,862	25,919
National Oilwell Varco, Inc.†	195	1,917
Phillips 66†	186	9,979
Schlumberger Ltd. (Curacao)†	381	5,140
TechnipFMC PLC (United Kingdom)†	1,617	10,899
Valero Energy Corp.†	135	6,124

		209,502

Food & Staples Retailing — 1.5%
Kroger Co. (The)†	54	1,626
Sysco Corp.	53	2,418
Walgreens Boots Alliance, Inc.†	61	2,791
Walmart, Inc.†	226	25,678

		32,513

Food, Beverage & Tobacco — 6.6%
Altria Group, Inc.†	422	16,319
Archer-Daniels-Midland Co.†	162	5,699
Campbell Soup Co.†	449	20,726
Coca-Cola Co. (The)†	407	18,010

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Constellation Brands, Inc., Class A†	93	$13,332
Hershey Co. (The)†	94	12,455
JM Smucker Co. (The)	24	2,664
Lamb Weston Holdings, Inc.	109	6,224
McCormick & Co., Inc., non-voting shares†	53	7,484
Molson Coors Beverage Co., Class B†	77	3,004
Mondelez International, Inc., Class A†	115	5,759
PepsiCo, Inc.†	114	13,691
Tyson Foods, Inc., Class A†	322	18,634

		144,001

Health Care Equipment & Services — 8.8%
Abbott Laboratories†	168	13,257
AmerisourceBergen Corp.†	6	531
Anthem, Inc.	21	4,768
Baxter International, Inc.	85	6,901
Cerner Corp.	13	819
CVS Health Corp.†	144	8,544
Danaher Corp.†	40	5,536
DaVita, Inc.†*	186	14,147
DENTSPLY SIRONA, Inc.†	526	20,425
Henry Schein, Inc.†*	384	19,400
Humana, Inc.†	13	4,082
McKesson Corp.	10	1,353
Medtronic PLC (Ireland)†	372	33,547
Quest Diagnostics, Inc.†	101	8,110
Stryker Corp.†	49	8,158
UnitedHealth Group, Inc.†	68	16,958
Universal Health Services, Inc., Class B†	155	15,357
Zimmer Biomet Holdings, Inc.†	104	10,512

		192,405

Household & Personal Products — 1.9%
Colgate-Palmolive Co.†	186	12,343
Estee Lauder Cos., Inc. (The), Class A†	14	2,231
Kimberly-Clark Corp.†	7	895
Procter & Gamble Co. (The)†	245	26,950

		42,419

Insurance — 5.8%
Aflac, Inc.†	337	11,539
Allstate Corp. (The)†	25	2,293

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Aon PLC (United Kingdom)†	75	$12,378
Assurant, Inc.†	71	7,390
Chubb Ltd. (Switzerland)†	84	9,382
Cincinnati Financial Corp.†	85	6,413
Everest Re Group Ltd. (Bermuda)†	13	2,501
Globe Life, Inc.†	135	9,716
Hartford Financial Services Group, Inc. (The)†	179	6,308
Loews Corp.†	165	5,747
Marsh & McLennan Cos., Inc.†	258	22,307
MetLife, Inc.†	269	8,223
Prudential Financial, Inc.†	145	7,560
Travelers Cos., Inc. (The)†	103	10,233
WR Berkley Corp.†	108	5,634

		127,624

Materials — 6.6%
Amcor PLC (Jersey)†	1,341	10,889
Avery Dennison Corp.†	65	6,622
Celanese Corp.†	231	16,953
Corteva, Inc.†	553	12,996
Eastman Chemical Co.†	83	3,866
FMC Corp.†	151	12,335
International Flavors & Fragrances, Inc.(a)	2	204
International Paper Co.†	207	6,444
Linde PLC (Ireland)†	82	14,186
LyondellBasell Industries NV, Class A (Netherlands)†	211	10,472
Martin Marietta Materials, Inc.†	22	4,163
Mosaic Co. (The)†	400	4,328
Nucor Corp.†	141	5,079
PPG Industries, Inc.†	287	23,993
Sealed Air Corp.†	455	11,243
Vulcan Materials Co.	15	1,621

		145,394

Media & Entertainment — 7.5%
Alphabet, Inc., Class A†*	45	52,288
Charter Communications, Inc., Class A†*	37	16,143
Comcast Corp., Class A†	341	11,724
Discovery, Inc., Class A†(a) *	527	10,245
Facebook, Inc., Class A†*	176	29,357
Fox Corp., Class A	35	827
Interpublic Group of Cos., Inc. (The)†	428	6,929

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Omnicom Group, Inc.†	90	$4,941
Take-Two Interactive Software, Inc.†*.	62	7,354
Walt Disney Co. (The)†	248	23,957

		163,765

Pharmaceuticals, Biotechnology & Life Sciences — 8.5%
AbbVie, Inc.†	234	17,829
Alexion Pharmaceuticals, Inc.†*	130	11,673
Allergan PLC (Ireland)†	78	13,814
Amgen, Inc.†	38	7,704
Biogen, Inc.†*	57	18,034
Gilead Sciences, Inc.†	152	11,364
Johnson & Johnson†	210	27,537
Merck & Co., Inc.†	335	25,775
Mylan NV (Netherlands)†*	222	3,310
PerkinElmer, Inc.†	165	12,421
Pfizer, Inc.†	1,016	33,162
Regeneron Pharmaceuticals, Inc.†*	7	3,418

		186,041

Real Estate — 6.6%
Alexandria Real Estate Equities, Inc., REIT†	73	10,005
AvalonBay Communities, Inc., REIT†	43	6,328
Boston Properties, Inc., REIT†	46	4,243
CBRE Group, Inc., Class A†*	185	6,976
Duke Realty Corp., REIT	124	4,015
Equity Residential, REIT†	43	2,654
Essex Property Trust, Inc., REIT	13	2,863
Extra Space Storage, Inc., REIT†	189	18,099
Federal Realty Investment Trust, REIT†	70	5,223
Kimco Realty Corp., REIT	47	454
Mid-America Apartment Communities, Inc., REIT†	56	5,770
Prologis, Inc., REIT†	6	482
Public Storage, REIT†	109	21,649
Realty Income Corp., REIT†	122	6,083
Simon Property Group, Inc., REIT†	131	7,187
UDR, Inc., REIT†	214	7,820
Ventas, Inc., REIT†	236	6,325
Welltower, Inc., REIT†	111	5,082
Weyerhaeuser Co., REIT†	1,389	23,544

		144,802

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — 10.1%
Advance Auto Parts, Inc.	95	$8,865
Amazon.com, Inc.†*	16	31,196
AutoZone, Inc.†*	6	5,076
Best Buy Co., Inc.†	72	4,104
Booking Holdings, Inc.†*	14	18,834
Dollar General Corp.†	76	11,477
eBay, Inc.	183	5,501
Expedia Group, Inc.†	235	13,223
Gap, Inc. (The)†	1,280	9,011
Genuine Parts Co.†	171	11,513
Home Depot, Inc. (The)†	96	17,924
Kohl’s Corp.†	565	8,243
Macy’s, Inc.†(a)	1,517	7,448
O’Reilly Automotive, Inc.*	10	3,010
Target Corp.†	358	33,283
TJX Cos., Inc. (The)†	331	15,825
Ulta Beauty, Inc.†*	98	17,219

		221,752

Semiconductors & Semiconductor Equipment — 3.7%
Applied Materials, Inc.†	122	5,590
Intel Corp.†	538	29,117
KLA Corp.†	55	7,906
NVIDIA Corp.†	7	1,845
Qorvo, Inc.†*	190	15,320
Skyworks Solutions, Inc.†	133	11,888
Texas Instruments, Inc.†	99	9,893

		81,559

Software & Services — 11.6%
Accenture PLC, Class A (Ireland)†	40	6,530
Adobe, Inc.†*	14	4,455
Alliance Data Systems Corp.†	92	3,096
ANSYS, Inc.*	7	1,627
Automatic Data Processing, Inc.	8	1,093
Citrix Systems, Inc.†	69	9,767
Cognizant Technology Solutions Corp., Class A†	31	1,441
FleetCor Technologies, Inc.†*	18	3,358
International Business Machines Corp.†	126	13,977
Leidos Holdings, Inc.†	198	18,147
Mastercard, Inc., Class A†	33	7,971
Microsoft Corp.†	433	68,289
NortonLifeLock, Inc.†	780	14,594
Oracle Corp.†	477	23,053

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Paychex, Inc.†	351	$22,085
salesforce.com, Inc.†*	30	4,319
Visa, Inc., Class A†	178	28,679
Western Union Co. (The)†	1,217	22,064

		254,545

Technology Hardware & Equipment — 8.7%
Apple, Inc.†	312	79,339
CDW Corp.	13	1,213
Cisco Systems, Inc.†	487	19,144
Corning, Inc.†	527	10,825
F5 Networks, Inc.†*	54	5,758
FLIR Systems, Inc.†	469	14,956
Hewlett Packard Enterprise Co.†	570	5,535
HP, Inc.†	627	10,885
Juniper Networks, Inc.†	517	9,895
NetApp, Inc.†	163	6,795
TE Connectivity Ltd. (Switzerland)†	85	5,353
Xerox Holdings Corp.†	826	15,644
Zebra Technologies Corp., Class A†*	21	3,856

		189,198

Telecommunication Services — 1.6%
AT&T, Inc.†	641	18,685
T-Mobile US, Inc.†*	20	1,678
Verizon Communications, Inc.†	262	14,077

		34,440

Transportation — 3.8%
Alaska Air Group, Inc.†	439	12,498
CH Robinson Worldwide, Inc.†	157	10,393
CSX Corp.†	131	7,506
Delta Air Lines, Inc.†	434	12,382
Expeditors International of Washington, Inc.†	157	10,475
JB Hunt Transport Services, Inc.†	63	5,810
Kansas City Southern†	49	6,232
Southwest Airlines Co.†	206	7,336
United Airlines Holdings, Inc.†*	322	10,159

		82,791

Utilities — 4.0%
AES Corp.	38	517
Dominion Energy, Inc.†	216	15,593
Evergy, Inc.†	373	20,534
NRG Energy, Inc.†	1,272	34,675

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Public Service Enterprise Group, Inc.†	274	$12,305
Sempra Energy	8	904
Southern Co. (The)†	50	2,707

		87,235

TOTAL COMMON STOCKS (Cost $3,538,653)		3,204,166

TOTAL LONG POSITIONS - 146.4%		3,204,166

(Cost $3,538,653)

SHORT POSITIONS — (87.0)%
COMMON STOCKS — (87.0)%
Automobiles & Components — (1.0)%
Aptiv PLC (Jersey)	(76)	(3,742)
Ford Motor Co.	(2,761)	(13,336)
Harley-Davidson, Inc.	(273)	(5,168)

		(22,246)

Banks — (1.6)%
Citizens Financial Group, Inc.	(121)	(2,276)
Huntington Bancshares, Inc.	(873)	(7,167)
KeyCorp.	(359)	(3,723)
M&T Bank Corp.	(5)	(517)
People’s United Financial, Inc.	(364)	(4,022)
Regions Financial Corp.	(638)	(5,723)
SVB Financial Group*	(48)	(7,252)
Zions Bancorp NA	(130)	(3,479)

		(34,159)

Capital Goods — (10.6)%
A.O. Smith Corp.	(225)	(8,507)
Boeing Co. (The)	(149)	(22,222)
Fastenal Co.	(448)	(14,000)
General Electric Co.	(1,734)	(13,768)
IDEX Corp.	(38)	(5,248)
Illinois Tool Works, Inc.	(46)	(6,538)
Jacobs Engineering Group, Inc.	(274)	(21,720)
Johnson Controls International PLC (Ireland)	(789)	(21,271)
L3Harris Technologies, Inc.	(144)	(25,937)
Northrop Grumman Corp.	(9)	(2,723)
PACCAR, Inc.	(249)	(15,221)
Parker-Hannifin Corp.	(231)	(29,968)
Rockwell Automation, Inc.	(117)	(17,656)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Roper Technologies, Inc.	(49)	$(15,279)
Textron, Inc.	(413)	(11,015)
Xylem, Inc.	(20)	(1,303)

		(232,376)

Commercial & Professional Services — (2.1)%
Copart, Inc.*	(187)	(12,813)
Equifax, Inc.	(61)	(7,286)
IHS Markit Ltd. (Bermuda)	(79)	(4,740)
Rollins, Inc.	(383)	(13,842)
Verisk Analytics, Inc.	(48)	(6,690)

		(45,371)

Consumer Durables & Apparel — (0.6)%
DR Horton, Inc.	(42)	(1,428)
Mohawk Industries, Inc.*	(12)	(915)
NVR, Inc.*	(4)	(10,276)
VF Corp.	(25)	(1,352)

		(13,971)

Consumer Services — (2.6)%
Carnival Corp. (Panama)	(192)	(2,529)
Chipotle Mexican Grill, Inc.*	(32)	(20,941)
Las Vegas Sands Corp.	(134)	(5,691)
Marriott International, Inc., Class A	(59)	(4,414)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(1,127)	(12,352)
Starbucks Corp.	(63)	(4,142)
Wynn Resorts Ltd.	(117)	(7,042)

		(57,111)

Diversified Financials — (5.0)%
Ameriprise Financial, Inc.	(120)	(12,298)
Bank of New York Mellon Corp. (The.	(269)	(9,060)
Capital One Financial Corp.	(49)	(2,471)
Cboe Global Markets, Inc.	(105)	(9,371)
Charles Schwab Corp. (The)	(292)	(9,817)
CME Group, Inc.	(23)	(3,977)
E*TRADE Financial Corp.	(328)	(11,257)
MarketAxess Holdings, Inc.	(21)	(6,984)
MSCI, Inc.	(48)	(13,870)
Northern Trust Corp.	(191)	(14,413)
State Street Corp.	(308)	(16,407)
Synchrony Financial	(2)	(32)

		(109,957)

Energy — (7.3)%
Cabot Oil & Gas Corp.	(990)	(17,018)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Devon Energy Corp.	(1,967)	$(13,592)
Diamondback Energy, Inc.	(612)	(16,034)
Hess Corp.	(551)	(18,348)
Marathon Oil Corp.	(5,244)	(17,253)
Marathon Petroleum Corp.	(44)	(1,039)
Noble Energy, Inc.	(3,148)	(19,014)
Occidental Petroleum Corp.	(1,816)	(21,029)
ONEOK, Inc.	(698)	(15,223)
Pioneer Natural Resources Co.	(187)	(13,118)
Williams Cos., Inc. (The)	(635)	(8,985)

		(160,653)

Food & Staples Retailing — (0.0)%
Costco Wholesale Corp.	(2)	(570)

Food, Beverage & Tobacco — (3.7)%
Brown-Forman Corp., Class B	(213)	(11,824)
Conagra Brands, Inc.	(574)	(16,841)
General Mills, Inc.	(46)	(2,427)
Hormel Foods Corp.	(397)	(18,516)
Kellogg Co.	(177)	(10,618)
Kraft Heinz Co. (The)	(266)	(6,581)
Monster Beverage Corp.*	(212)	(11,927)
Philip Morris International, Inc.	(30)	(2,189)

		(80,923)

Health Care Equipment & Services — (6.9)%
ABIOMED, Inc.*	(80)	(11,613)
Align Technology, Inc.*	(58)	(10,089)
Becton Dickinson and Co.	(21)	(4,825)
Boston Scientific Corp.*	(197)	(6,428)
Cardinal Health, Inc.	(430)	(20,614)
Centene Corp.*	(190)	(11,288)
Cigna Corp.	(37)	(6,556)
Cooper Cos., Inc. (The)	(48)	(13,232)
Edwards Lifesciences Corp.*	(38)	(7,168)
HCA Healthcare, Inc.	(87)	(7,817)
Hologic, Inc.*	(96)	(3,370)
IDEXX Laboratories, Inc.*	(53)	(12,839)
Intuitive Surgical, Inc.*	(17)	(8,418)
Laboratory Corp. of America Holdings*	(36)	(4,550)
ResMed, Inc.	(23)	(3,388)
STERIS PLC (Ireland)	(35)	(4,899)
Teleflex, Inc.	(30)	(8,786)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Varian Medical Systems, Inc.*	(57)	$(5,852)

		(151,732)

Household & Personal Products — (1.1)%
Church & Dwight Co., Inc.	(129)	(8,279)
Clorox Co. (The)	(65)	(11,261)
Coty, Inc., Class A	(818)	(4,221)

		(23,761)

Insurance — (2.5)%
American International Group, Inc.	(124)	(3,007)
Arthur J Gallagher & Co.	(158)	(12,878)
Lincoln National Corp.	(204)	(5,369)
Principal Financial Group, Inc.	(131)	(4,106)
Progressive Corp. (The)	(208)	(15,359)
Unum Group	(414)	(6,214)
Willis Towers Watson PLC (Ireland)	(50)	(8,492)

		(55,425)

Materials — (3.8)%
Air Products & Chemicals, Inc.	(45)	(8,982)
Albemarle Corp.	(432)	(24,352)
Ball Corp.	(53)	(3,427)
CF Industries Holdings, Inc.	(471)	(12,811)
Dow, Inc.	(64)	(1,871)
DuPont de Nemours, Inc.	(108)	(3,683)
Ecolab, Inc.	(4)	(623)
Freeport-McMoRan, Inc.	(760)	(5,130)
Newmont Corp.	(59)	(2,672)
Packaging Corp. of America	(70)	(6,078)
Sherwin-Williams Co. (The)	(5)	(2,298)
Westrock Co.	(375)	(10,598)

		(82,525)

Media & Entertainment — (3.4)%
Activision Blizzard, Inc.	(189)	(11,242)
DISH Network Corp., Class A*	(897)	(17,931)
Electronic Arts, Inc.*	(29)	(2,905)
Live Nation Entertainment, Inc.*	(240)	(10,910)
Netflix, Inc.*	(10)	(3,755)
News Corp., Class A	(166)	(1,490)
Twitter, Inc.*	(567)	(13,925)
ViacomCBS, Inc., Class B	(831)	(11,642)

		(73,800)

Pharmaceuticals, Biotechnology & Life Sciences — (5.1)%
Agilent Technologies, Inc.	(89)	(6,374)
Bristol-Myers Squibb Co.	(36)	(2,007)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Eli Lilly & Co.	(50)	$(6,936)
Illumina, Inc.*	(18)	(4,916)
Incyte Corp.*	(338)	(24,752)
IQVIA Holdings, Inc.*	(41)	(4,422)
Mettler-Toledo International, Inc.*	(7)	(4,834)
Perrigo Co. PLC (Ireland)	(489)	(23,516)
Thermo Fisher Scientific, Inc.	(11)	(3,120)
Vertex Pharmaceuticals, Inc.*	(73)	(17,370)
Waters Corp.*	(14)	(2,549)
Zoetis, Inc.	(94)	(11,063)

		(111,859)

Real Estate — (3.5)%
American Tower Corp., REIT	(43)	(9,363)
Apartment Investment & Management Co., Class A, REIT	(91)	(3,199)
Crown Castle International Corp., REIT	(97)	(14,007)
Digital Realty Trust, Inc., REIT	(26)	(3,612)
Equinix, Inc., REIT	(21)	(13,116)
Healthpeak Properties, Inc., REIT	(209)	(4,985)
Iron Mountain, Inc., REIT	(271)	(6,450)
Regency Centers Corp., REIT	(103)	(3,958)
SBA Communications Corp., REIT	(52)	(14,038)
SL Green Realty Corp., REIT	(71)	(3,060)
Vornado Realty Trust, REIT	(33)	(1,195)

		(76,983)

Retailing — (3.4)%
CarMax, Inc.*	(244)	(13,135)
Dollar Tree, Inc.*	(346)	(25,421)
L Brands, Inc.	(379)	(4,381)
LKQ Corp.*	(100)	(2,051)
Lowe’s Cos., Inc.	(93)	(8,003)
Nordstrom, Inc.	(364)	(5,584)
Ross Stores, Inc.	(36)	(3,131)
Tiffany & Co.	(45)	(5,828)
Tractor Supply Co.	(86)	(7,271)

		(74,805)

Semiconductors & Semiconductor Equipment — (3.2)%
Advanced Micro Devices, Inc.*	(154)	(7,004)
Analog Devices, Inc.	(68)	(6,096)
Broadcom, Inc.	(15)	(3,556)
Lam Research Corp.	(49)	(11,760)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Maxim Integrated Products, Inc.	(104)	$(5,055)
Microchip Technology, Inc.	(106)	(7,187)
Micron Technology, Inc.*	(325)	(13,670)
QUALCOMM, Inc.	(76)	(5,141)
Xilinx, Inc.	(132)	(10,288)

		(69,757)

Software & Services — (6.5)%
Akamai Technologies, Inc.*	(42)	(3,843)
Autodesk, Inc.*	(34)	(5,307)
Broadridge Financial Solutions, Inc.	(138)	(13,086)
Cadence Design Systems, Inc.*	(132)	(8,717)
DXC Technology Co.	(708)	(9,239)
Fidelity National Information Services, Inc.	(34)	(4,136)
Fiserv, Inc.*	(109)	(10,354)
Fortinet, Inc.*	(157)	(15,884)
Gartner, Inc.*	(65)	(6,472)
Global Payments, Inc.	(69)	(9,952)
Intuit, Inc.	(14)	(3,220)
Jack Henry & Associates, Inc.	(54)	(8,383)
Paycom Software, Inc.*	(32)	(6,464)
PayPal Holdings, Inc.*	(86)	(8,234)
ServiceNow, Inc.*	(55)	(15,762)
Synopsys, Inc.*	(68)	(8,758)
VeriSign, Inc.*	(21)	(3,782)

		(141,593)

Technology Hardware & Equipment — (4.1)%
Amphenol Corp., Class A	(86)	(6,268)
Arista Networks, Inc.*	(71)	(14,381)
IPG Photonics Corp.*	(54)	(5,955)
Keysight Technologies, Inc.*	(217)	(18,158)
Motorola Solutions, Inc.	(4)	(532)
Seagate Technology PLC (Ireland)	(345)	(16,836)
Western Digital Corp.	(639)	(26,595)

		(88,725)

Telecommunication Services — (0.2)%
CenturyLink, Inc.	(339)	(3,207)

Transportation — (2.7)%
American Airlines Group, Inc.	(1,590)	(19,382)
FedEx Corp.	(131)	(15,885)
Norfolk Southern Corp.	(17)	(2,482)
Old Dominion Freight Line, Inc.	(79)	(10,369)
Union Pacific Corp.	(30)	(4,231)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Concluded)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
United Parcel Service, Inc., Class B	(61)	$(5,699)

		(58,048)

Utilities — (6.1)%
Alliant Energy Corp.	(78)	(3,767)
Ameren Corp.	(107)	(7,793)
American Electric Power Co., Inc.	(104)	(8,318)
American Water Works Co., Inc.	(20)	(2,391)
Atmos Energy Corp.	(40)	(3,969)
CenterPoint Energy, Inc.	(189)	(2,920)
CMS Energy Corp.	(141)	(8,284)
Consolidated Edison, Inc.	(34)	(2,652)
DTE Energy Co.	(85)	(8,072)
Duke Energy Corp.	(32)	(2,588)
Edison International	(288)	(15,779)
Entergy Corp.	(78)	(7,330)
Eversource Energy	(77)	(6,022)
Exelon Corp.	(202)	(7,436)
FirstEnergy Corp.	(105)	(4,207)
NextEra Energy, Inc.	(1)	(241)
NiSource, Inc.	(441)	(11,012)
Pinnacle West Capital Corp.	(85)	(6,442)
PPL Corp.	(240)	(5,923)
WEC Energy Group, Inc.	(100)	(8,813)
Xcel Energy, Inc.	(167)	(10,070)

		(134,029)

TOTAL COMMON STOCK (Proceeds $2,380,107)		(1,903,586)

TOTAL SECURITES SOLD SHORT - (87.0)%		(1,903,586)

(Proceeds $2,380,107)

OTHER ASSETS IN EXCESS OF LIABILITIES - 40.6%		888,530

NET ASSETS - 100.0%		$2,189,110

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments

March 31, 2020

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 96.3%
COMMON STOCKS — 96.3%
Automobiles & Components — 0.6%
BorgWarner, Inc.†(a)	189	$4,606
General Motors Co.	433	8,998

		13,604

Banks — 3.1%
Bank of America Corp.†	364	7,728
Citigroup, Inc.†	96	4,044
Comerica, Inc.	9	264
Fifth Third Bancorp	400	5,940
First Republic Bank	17	1,399
JPMorgan Chase & Co.†	210	18,906
M&T Bank Corp.	19	1,965
PNC Financial Services Group, Inc. (The)†	75	7,179
Truist Financial Corp.†	220	6,785
US Bancorp†	216	7,441
Wells Fargo & Co.†	277	7,950

		69,601

Capital Goods — 9.7%
3M Co.†	103	14,061
Allegion PLC (Ireland)†	43	3,957
AMETEK, Inc.	40	2,881
Arconic, Inc.†	564	9,058
Caterpillar, Inc.†	33	3,829
Cummins, Inc.†	55	7,443
Deere & Co.	8	1,105
Dover Corp.†	98	8,226
Eaton Corp. PLC (Ireland)†	71	5,516
Emerson Electric Co.†	192	9,149
Flowserve Corp.†	389	9,293
Fortive Corp.	58	3,201
Fortune Brands Home & Security, Inc.†	185	8,001
General Dynamics Corp.†	87	11,511
Honeywell International, Inc.†	110	14,717
Huntington Ingalls Industries, Inc.†	36	6,560
Lockheed Martin Corp.†	23	7,796
Masco Corp.†	199	6,879
Pentair PLC (Ireland)	234	6,964
Quanta Services, Inc.†	386	12,248
Raytheon Co.†	84	11,017
Snap-on, Inc.(a)	52	5,659
Stanley Black & Decker, Inc.†	86	8,600
Trane Technologies PLC (Ireland)†	91	7,516

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
TransDigm Group, Inc.†(a)	17	$5,443
United Rentals, Inc.†(a)*	61	6,277
United Technologies Corp.†*	120	11,320
Westinghouse Air Brake Technologies Corp.	135	6,498
WW Grainger, Inc.	5	1,242

		215,967

Commercial & Professional Services — 1.2%
Cintas Corp.†	40	6,929
Nielsen Holdings PLC (United Kingdom)†	684	8,577
Republic Services, Inc.	49	3,678
Robert Half International, Inc.	73	2,756
Waste Management, Inc.†	60	5,554

		27,494

Consumer Durables & Apparel — 1.9%
Capri Holdings Ltd. (British Virgin Islands)*	284	3,064
DR Horton, Inc.	29	986
Garmin Ltd. (Switzerland)	21	1,574
Hanesbrands, Inc.(a)	39	307
Hasbro, Inc.	11	787
Leggett & Platt, Inc.†	207	5,523
Lennar Corp., Class A	19	726
Newell Brands, Inc.(a)	133	1,766
NIKE, Inc., Class B†	74	6,123
PulteGroup, Inc.†	184	4,107
PVH Corp.	118	4,442
Ralph Lauren Corp.	19	1,270
Tapestry, Inc.	236	3,056
Under Armour, Inc., Class C*	534	4,304
VF Corp.	34	1,839
Whirlpool Corp.	28	2,402

		42,276

Consumer Services — 2.0%
Darden Restaurants, Inc.	120	6,535
H&R Block, Inc.(a)	11	155
Hilton Worldwide Holdings, Inc.(a)	42	2,866
McDonald’s Corp.†	63	10,417
MGM Resorts International†	716	8,449
Royal Caribbean Cruises Ltd. (Liberia)	171	5,501
Starbucks Corp.†	1	66

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Yum! Brands, Inc.†	139	$9,526

		43,515

Diversified Financials — 5.4%
American Express Co.†	75	6,421
Berkshire Hathaway, Inc., Class B†*	151	27,607
BlackRock, Inc.†	22	9,679
Discover Financial Services	132	4,709
Franklin Resources, Inc.†(a)	563	9,396
Goldman Sachs Group, Inc. (The)†	55	8,502
Intercontinental Exchange, Inc.	77	6,218
Invesco Ltd. (Bermuda)†(a)	1,138	10,333
Moody’s Corp.†	17	3,596
Morgan Stanley†	238	8,092
Nasdaq, Inc.†	57	5,412
S&P Global, Inc.†	29	7,106
Synchrony Financial	155	2,494
T Rowe Price Group, Inc.†	97	9,472

		119,037

Energy — 5.5%
Apache Corp.†(a)	1,727	7,219
Chevron Corp.†	271	19,637
Concho Resources, Inc.†	340	14,569
ConocoPhillips†	570	17,556
EOG Resources, Inc.†	331	11,890
Exxon Mobil Corp.†	241	9,151
Halliburton Co.†	224	1,534
Helmerich & Payne, Inc.(a)	137	2,144
HollyFrontier Corp.	119	2,917
Kinder Morgan, Inc.†	1,016	14,143
Marathon Petroleum Corp.	98	2,315
National Oilwell Varco, Inc.(a)	74	727
Phillips 66†	97	5,204
Schlumberger Ltd. (Curacao)	243	3,278
TechnipFMC PLC (United Kingdom)†	915	6,167
Valero Energy Corp.†	62	2,812

		121,263

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	13	3,707
Kroger Co. (The)	48	1,446
Sysco Corp.	39	1,780
Walgreens Boots Alliance, Inc.†	57	2,608
Walmart, Inc.†	197	22,383

		31,924

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — 4.3%
Altria Group, Inc.†	264	$10,209
Archer-Daniels-Midland Co.	96	3,377
Campbell Soup Co.†(a)	236	10,894
Coca-Cola Co. (The)†	330	14,602
Constellation Brands, Inc., Class A†	53	7,598
Hershey Co. (The)†	49	6,492
JM Smucker Co. (The)	35	3,885
Lamb Weston Holdings, Inc.	84	4,796
McCormick & Co., Inc., non-voting shares	27	3,813
Molson Coors Beverage Co., Class B(a)	44	1,716
Mondelez International, Inc., Class A†	83	4,157
PepsiCo, Inc.†	99	11,890
Philip Morris International, Inc.†	33	2,408
Tyson Foods, Inc., Class A†	170	9,838

		95,675

Health Care Equipment & Services — 5.6%
Abbott Laboratories†	132	10,416
AmerisourceBergen Corp.	4	354
Anthem, Inc.	22	4,995
Baxter International, Inc.	67	5,440
Cerner Corp.	13	819
CVS Health Corp.†	108	6,408
Danaher Corp.†	41	5,675
DaVita, Inc.†*	92	6,998
DENTSPLY SIRONA, Inc.†	292	11,338
Henry Schein, Inc.†*	203	10,256
Humana, Inc.†	4	1,256
McKesson Corp.(a)	9	1,217
Medtronic PLC (Ireland)†	223	20,110
Quest Diagnostics, Inc.	57	4,577
ResMed, Inc.	1	147
Stryker Corp.†	35	5,827
UnitedHealth Group, Inc.†	63	15,711
Universal Health Services, Inc., Class B†	81	8,025
Zimmer Biomet Holdings, Inc.†	53	5,357

		124,926

Household & Personal Products — 1.5%
Colgate-Palmolive Co.†	122	8,096
Estee Lauder Cos., Inc. (The), Class A	15	2,390

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Kimberly-Clark Corp.	4	$511
Procter & Gamble Co. (The)†	197	21,670

		32,667

Insurance — 3.2%
Aflac, Inc.†	182	6,232
Allstate Corp. (The)	11	1,009
Aon PLC (United Kingdom)†	44	7,262
Assurant, Inc.†	33	3,435
Chubb Ltd. (Switzerland)†	56	6,255
Cincinnati Financial Corp.†	42	3,169
Everest Re Group Ltd. (Bermuda)	7	1,347
Globe Life, Inc.†	71	5,110
Hartford Financial Services Group, Inc. (The)	97	3,418
Loews Corp.	98	3,413
Marsh & McLennan Cos., Inc.†	144	12,450
MetLife, Inc.	153	4,677
Prudential Financial, Inc.	86	4,484
Travelers Cos., Inc. (The)	61	6,060
WR Berkley Corp.	65	3,391

		71,712

Materials — 3.8%
Amcor PLC (Jersey)	708	5,749
Avery Dennison Corp.	36	3,667
Celanese Corp.†	122	8,954
Corteva, Inc.†	297	6,980
Eastman Chemical Co.	44	2,050
Ecolab, Inc.	17	2,649
FMC Corp.†	76	6,208
International Paper Co.	114	3,549
Linde PLC (Ireland)†	56	9,688
LyondellBasell Industries NV, Class A (Netherlands)†	134	6,650
Martin Marietta Materials, Inc.	7	1,325
Mosaic Co. (The)	205	2,218
Nucor Corp.	77	2,774
PPG Industries, Inc.†	153	12,791
Sealed Air Corp.†	286	7,067
Vulcan Materials Co.	26	2,810

		85,129

Media & Entertainment — 6.2%
Alphabet, Inc., Class A†*	43	49,964

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Charter Communications, Inc., Class A†*	25	$10,908
Comcast Corp., Class A†	306	10,520
Discovery, Inc., Class A†(a)*	288	5,599
Facebook, Inc., Class A†*	173	28,856
Fox Corp., Class A	36	851
Interpublic Group of Cos., Inc.
(The)(a)	234	3,788
Netflix, Inc.*	8	3,004
Omnicom Group, Inc.(a)	48	2,635
Take-Two Interactive Software, Inc.†*	33	3,914
Walt Disney Co. (The)†	177	17,098

		137,137

Pharmaceuticals, Biotechnology & Life Sciences — 6.1%
AbbVie, Inc.†	157	11,962
Alexion Pharmaceuticals, Inc.†*	71	6,375
Allergan PLC (Ireland)†	49	8,678
Amgen, Inc.†	42	8,515
Biogen, Inc.†*	33	10,441
Bristol-Myers Squibb Co.†	52	2,899
Eli Lilly & Co.	4	555
Gilead Sciences, Inc.†	98	7,326
Johnson & Johnson†	183	23,997
Merck & Co., Inc.†	243	18,696
Mylan NV (Netherlands)†*	80	1,193
PerkinElmer, Inc.†(a)	85	6,399
Pfizer, Inc.†	677	22,097
Regeneron Pharmaceuticals, Inc.*	7	3,418
Thermo Fisher Scientific, Inc.	6	1,702

		134,253

Real Estate — 3.7%
Alexandria Real Estate Equities, Inc., REIT†	36	4,934
AvalonBay Communities, Inc., REIT	25	3,679
Boston Properties, Inc., REIT	19	1,752
CBRE Group, Inc., Class A†*	102	3,846
Duke Realty Corp., REIT	108	3,497
Equity Residential, REIT	17	1,049
Essex Property Trust, Inc., REIT	13	2,863
Extra Space Storage, Inc., REIT†	98	9,384
Federal Realty Investment Trust, REIT	39	2,910
Host Hotels & Resorts, Inc., REIT	10	110
Kimco Realty Corp., REIT	8	77

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Mid-America Apartment Communities, Inc., REIT†	22	$2,267
Prologis, Inc., REIT†	1	80
Public Storage, REIT†	60	11,917
Realty Income Corp., REIT	63	3,141
Simon Property Group, Inc., REIT†	70	3,840
UDR, Inc., REIT	119	4,348
Ventas, Inc., REIT	151	4,047
Vornado Realty Trust, REIT	48	1,738
Welltower, Inc., REIT	71	3,250
Weyerhaeuser Co., REIT†	782	13,255

		81,984

Retailing — 7.1%
Advance Auto Parts, Inc.	61	5,693
Amazon.com, Inc.†*	23	44,844
AutoZone, Inc.†*	3	2,538
Best Buy Co., Inc.	43	2,451
Booking Holdings, Inc.†*	8	10,763
Dollar General Corp.†	61	9,212
eBay, Inc.	138	4,148
Expedia Group, Inc.	116	6,527
Gap, Inc. (The)†(a)	629	4,428
Genuine Parts Co.†	91	6,127
Home Depot, Inc. (The)†	79	14,750
Kohl’s Corp.†(a)	294	4,289
Macy’s, Inc.(a)	757	3,717
O’Reilly Automotive, Inc.*	6	1,806
Ross Stores, Inc.	16	1,392
Target Corp.†	169	15,712
TJX Cos., Inc. (The)†	186	8,893
Ulta Beauty, Inc.†*	59	10,366

		157,656

Semiconductors & Semiconductor Equipment — 2.6%
Applied Materials, Inc.†	87	3,986
Broadcom, Inc.	5	1,186
Intel Corp.†	395	21,377
KLA Corp.†	31	4,456
NVIDIA Corp.†	22	5,799
Qorvo, Inc.†*	96	7,740
Skyworks Solutions, Inc.†	67	5,988
Texas Instruments, Inc.†	80	7,994

		58,526

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — 9.2%
Accenture PLC, Class A (Ireland)†	41	$6,694
Adobe, Inc.†*	21	6,683
Alliance Data Systems Corp.	48	1,615
ANSYS, Inc.*	3	697
Automatic Data Processing, Inc.	12	1,640
Citrix Systems, Inc.†	37	5,237
Cognizant Technology Solutions Corp., Class A	31	1,441
Fidelity National Information Services, Inc.	1	122
FleetCor Technologies, Inc.†*	9	1,679
International Business Machines Corp.†	89	9,873
Intuit, Inc.	1	230
Leidos Holdings, Inc.†	101	9,257
Mastercard, Inc., Class A†	46	11,112
Microsoft Corp.†	443	69,866
NortonLifeLock, Inc.†	392	7,334
Oracle Corp.†	337	16,287
Paychex, Inc.†	205	12,899
salesforce.com, Inc.†*	44	6,335
Visa, Inc., Class A†	153	24,651
Western Union Co. (The)†	632	11,458

		205,110

Technology Hardware & Equipment — 6.2%
Apple, Inc.†	286	72,727
CDW Corp.	10	933
Cisco Systems, Inc.†	361	14,191
Corning, Inc.†(a)	285	5,854
F5 Networks, Inc.*	24	2,559
FLIR Systems, Inc.†	290	9,248
Hewlett Packard Enterprise Co.	289	2,806
HP, Inc.†	339	5,885
Juniper Networks, Inc.†	260	4,976
Motorola Solutions, Inc.	15	1,994
NetApp, Inc.†	70	2,918
TE Connectivity Ltd. (Switzerland)	63	3,968
Xerox Holdings Corp.†	474	8,978
Zebra Technologies Corp., Class A*	6	1,102

		138,139

Telecommunication Services — 1.5%
AT&T, Inc.†	531	15,479
T-Mobile US, Inc.*	35	2,936

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Verizon Communications, Inc.†	257	$13,809

		32,224

Transportation — 2.1%
Alaska Air Group, Inc.†	239	6,804
CH Robinson Worldwide, Inc.†	75	4,965
CSX Corp.	85	4,870
Delta Air Lines, Inc.†	232	6,619
Expeditors International of Washington, Inc.	88	5,871
JB Hunt Transport Services, Inc.	33	3,044
Kansas City Southern†	25	3,180
Southwest Airlines Co.†	113	4,024
Union Pacific Corp.	8	1,128
United Airlines Holdings, Inc.*	168	5,300

		45,805

Utilities — 2.4%
AES Corp.	39	530
Dominion Energy, Inc.†	131	9,457
Duke Energy Corp.(a)	6	485
Evergy, Inc.†	185	10,184
FirstEnergy Corp.	5	200
NextEra Energy, Inc.	12	2,887
NRG Energy, Inc.†	640	17,446
Public Service Enterprise Group, Inc.†	143	6,422
Sempra Energy	28	3,164
Southern Co. (The)†	39	2,111

		52,886

TOTAL COMMON STOCKS (Cost $2,288,985)		2,138,510

TOTAL LONG POSITIONS - 96.3%		2,138,510

(Cost $2,288,985)

SHORT POSITIONS — (36.6)%
COMMON STOCKS — (36.6)%
Automobiles & Components — (0.5)%
Aptiv PLC (Jersey)	(23)	(1,133)
Ford Motor Co.	(1,281)	(6,187)
Harley-Davidson, Inc.	(135)	(2,556)

		(9,876)

Banks — (0.7)%
Citizens Financial Group, Inc.	(37)	(696)
Huntington Bancshares, Inc.	(402)	(3,300)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Banks — (Continued)
KeyCorp.	(126)	$(1,307)
People’s United Financial, Inc.	(186)	(2,055)
Regions Financial Corp.	(266)	(2,386)
SVB Financial Group*	(26)	(3,928)
Zions Bancorp NA	(47)	(1,258)

		(14,930)

Capital Goods — (4.8)%
A.O. Smith Corp.	(108)	(4,083)
Boeing Co. (The)	(60)	(8,948)
Fastenal Co.	(199)	(6,219)
General Electric Co.	(605)	(4,804)
IDEX Corp.	(17)	(2,348)
Illinois Tool Works, Inc.	(14)	(1,990)
Ingersoll Rand, Inc.*	(93)	(2,306)
Jacobs Engineering Group, Inc.	(142)	(11,256)
Johnson Controls International PLC (Ireland)	(373)	(10,056)
L3Harris Technologies, Inc.	(65)	(11,708)
Northrop Grumman Corp.	(1)	(303)
PACCAR, Inc.	(109)	(6,663)
Parker-Hannifin Corp.	(117)	(15,178)
Rockwell Automation, Inc.	(55)	(8,300)
Roper Technologies, Inc.	(22)	(6,860)
Textron, Inc.	(191)	(5,094)
Xylem, Inc.	(1)	(65)

		(106,181)

Commercial & Professional Services — (0.9)%
Copart, Inc.*	(86)	(5,893)
Equifax, Inc.	(27)	(3,225)
IHS Markit Ltd. (Bermuda)	(25)	(1,500)
Rollins, Inc.	(190)	(6,867)
Verisk Analytics, Inc.	(23)	(3,206)

		(20,691)

Consumer Durables & Apparel — (0.2)%
Mohawk Industries, Inc.*	(3)	(229)
NVR, Inc.*	(2)	(5,138)

		(5,367)

Consumer Services — (1.2)%
Carnival Corp. (Panama)	(273)	(3,595)
Chipotle Mexican Grill, Inc.*	(16)	(10,470)
Las Vegas Sands Corp.	(45)	(1,911)
Marriott International, Inc., Class A	(9)	(673)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(597)	$(6,543)
Wynn Resorts Ltd.	(56)	(3,371)

		(26,563)

Diversified Financials — (2.2)%
Ameriprise Financial, Inc.	(58)	(5,944)
Bank of New York Mellon Corp. (The)	(105)	(3,536)
Capital One Financial Corp.	(17)	(857)
Cboe Global Markets, Inc.	(42)	(3,748)
Charles Schwab Corp. (The)	(96)	(3,228)
E*TRADE Financial Corp.	(148)	(5,079)
MarketAxess Holdings, Inc.	(9)	(2,993)
MSCI, Inc.	(24)	(6,935)
Northern Trust Corp.	(87)	(6,565)
Raymond James Financial, Inc.	(31)	(1,959)
State Street Corp.	(142)	(7,564)

		(48,408)

Energy — (3.6)%
Cabot Oil & Gas Corp.	(481)	(8,268)
Devon Energy Corp.	(1,038)	(7,173)
Diamondback Energy, Inc.	(308)	(8,070)
Hess Corp.	(266)	(8,858)
Marathon Oil Corp.	(2,755)	(9,064)
Noble Energy, Inc.	(1,733)	(10,467)
Occidental Petroleum Corp.	(888)	(10,283)
ONEOK, Inc.	(369)	(8,048)
Pioneer Natural Resources Co.	(86)	(6,033)
Williams Cos., Inc. (The)	(260)	(3,679)

		(79,943)

Food, Beverage & Tobacco — (1.6)%
Brown-Forman Corp., Class B	(97)	(5,384)
Conagra Brands, Inc.	(277)	(8,127)
General Mills, Inc.	(2)	(106)
Hormel Foods Corp.	(183)	(8,535)
Kellogg Co.	(98)	(5,879)
Kraft Heinz Co. (The)	(107)	(2,647)
Monster Beverage Corp.*	(91)	(5,120)

		(35,798)

Health Care Equipment & Services — (2.8)%
ABIOMED, Inc.*	(40)	(5,806)
Align Technology, Inc.*	(29)	(5,045)
Becton Dickinson and Co.	(2)	(460)
Boston Scientific Corp.*	(59)	(1,925)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Cardinal Health, Inc.	(204)	$(9,780)
Centene Corp.*	(76)	(4,515)
Cigna Corp.	(8)	(1,417)
Cooper Cos., Inc. (The)	(25)	(6,892)
Edwards Lifesciences Corp.*	(13)	(2,452)
HCA Healthcare, Inc.	(35)	(3,145)
Hologic, Inc.*	(32)	(1,123)
IDEXX Laboratories, Inc.*	(25)	(6,056)
Intuitive Surgical, Inc.*	(5)	(2,476)
Laboratory Corp. of America Holdings*	(11)	(1,390)
STERIS PLC (Ireland)	(16)	(2,240)
Teleflex, Inc.	(14)	(4,100)
Varian Medical Systems, Inc.*	(28)	(2,874)

		(61,696)

Household & Personal Products — (0.4)%
Church & Dwight Co., Inc.	(52)	(3,337)
Clorox Co. (The)	(27)	(4,678)
Coty, Inc., Class A	(310)	(1,600)

		(9,615)

Insurance — (1.0)%
American International Group, Inc.	(19)	(461)
Arthur J Gallagher & Co.	(76)	(6,195)
Lincoln National Corp.	(92)	(2,421)
Principal Financial Group, Inc.	(37)	(1,160)
Progressive Corp. (The)	(82)	(6,055)
Unum Group	(216)	(3,242)
Willis Towers Watson PLC (Ireland)	(20)	(3,397)

		(22,931)

Materials — (1.7)%
Air Products & Chemicals, Inc.	(15)	(2,994)
Albemarle Corp.	(215)	(12,120)
Ball Corp.	(17)	(1,099)
CF Industries Holdings, Inc.	(221)	(6,011)
Dow, Inc.	(47)	(1,374)
DuPont de Nemours, Inc.	(33)	(1,125)
Freeport-McMoRan, Inc.	(344)	(2,322)
International Flavors & Fragrances, Inc.	(18)	(1,837)
Newmont Corp.	(5)	(226)
Packaging Corp. of America	(42)	(3,647)
Westrock Co.	(186)	(5,256)

		(38,011)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (1.4)%
Activision Blizzard, Inc.	(73)	$(4,342)
DISH Network Corp., Class A*	(442)	(8,836)
Electronic Arts, Inc.*	(4)	(401)
Live Nation Entertainment, Inc.*	(112)	(5,092)
News Corp., Class A	(50)	(449)
Twitter, Inc.*	(263)	(6,459)
ViacomCBS, Inc., Class B	(400)	(5,604)

		(31,183)

Pharmaceuticals, Biotechnology & Life Sciences — (1.9)%
Agilent Technologies, Inc.	(38)	(2,722)
Illumina, Inc.*	(5)	(1,366)
Incyte Corp.*	(160)	(11,717)
IQVIA Holdings, Inc.*	(14)	(1,510)
Mettler-Toledo International, Inc.*	(3)	(2,072)
Perrigo Co. PLC (Ireland)	(241)	(11,590)
Vertex Pharmaceuticals, Inc.*	(28)	(6,663)
Waters Corp.*	(4)	(728)
Zoetis, Inc.	(31)	(3,648)

		(42,016)

Real Estate — (1.3)%
American Tower Corp., REIT	(9)	(1,960)
Apartment Investment & Management Co., Class A, REIT	(29)	(1,019)
Crown Castle International Corp., REIT	(38)	(5,487)
Digital Realty Trust, Inc., REIT	(12)	(1,667)
Equinix, Inc., REIT	(8)	(4,997)
Healthpeak Properties, Inc., REIT	(123)	(2,934)
Iron Mountain, Inc., REIT	(112)	(2,666)
Regency Centers Corp., REIT	(22)	(845)
SBA Communications Corp., REIT	(23)	(6,209)
SL Green Realty Corp., REIT	(39)	(1,681)

		(29,465)

Retailing — (1.5)%
CarMax, Inc.*	(127)	(6,836)
Dollar Tree, Inc.*	(164)	(12,049)
L Brands, Inc.	(201)	(2,324)
LKQ Corp.*	(36)	(738)
Lowe’s Cos., Inc.	(21)	(1,807)
Nordstrom, Inc.	(170)	(2,608)
Tiffany & Co.	(18)	(2,331)
Tractor Supply Co.	(52)	(4,397)

		(33,090)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (1.1)%
Advanced Micro Devices, Inc.*	(42)	$(1,910)
Analog Devices, Inc.	(22)	(1,972)
Lam Research Corp.	(20)	(4,800)
Maxim Integrated Products, Inc.	(40)	(1,944)
Microchip Technology, Inc.	(44)	(2,983)
Micron Technology, Inc.*	(133)	(5,594)
QUALCOMM, Inc.	(2)	(135)
Xilinx, Inc.	(59)	(4,598)

		(23,936)

Software & Services — (2.4)%
Akamai Technologies, Inc.*	(16)	(1,464)
Autodesk, Inc.*	(10)	(1,561)
Broadridge Financial Solutions, Inc.	(64)	(6,069)
Cadence Design Systems, Inc.*	(56)	(3,698)
DXC Technology Co.	(379)	(4,946)
Fiserv, Inc.*	(34)	(3,230)
Fortinet, Inc.*	(71)	(7,183)
Gartner, Inc.*	(23)	(2,290)
Global Payments, Inc.	(27)	(3,894)
Jack Henry & Associates, Inc.	(26)	(4,036)
Paycom Software, Inc.*	(14)	(2,828)
PayPal Holdings, Inc.*	(9)	(862)
ServiceNow, Inc.*	(22)	(6,305)
Synopsys, Inc.*	(29)	(3,735)
VeriSign, Inc.*	(7)	(1,261)

		(53,362)

Technology Hardware & Equipment — (1.9)%
Amphenol Corp., Class A	(33)	(2,405)
Arista Networks, Inc.*	(34)	(6,887)
IPG Photonics Corp.*	(33)	(3,639)
Keysight Technologies, Inc.*	(107)	(8,954)
Seagate Technology PLC (Ireland)	(166)	(8,101)
Western Digital Corp.	(308)	(12,819)

		(42,805)

Telecommunication Services — (0.1)%
CenturyLink, Inc.	(138)	(1,305)

Transportation — (1.0)%
American Airlines Group, Inc.	(786)	(9,581)
FedEx Corp.	(58)	(7,033)
Old Dominion Freight Line, Inc.	(34)	(4,463)
United Parcel Service, Inc., Class B	(4)	(374)

		(21,451)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Concluded)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (2.4)%
Alliant Energy Corp.	(28)	$(1,352)
Ameren Corp.	(50)	(3,642)
American Electric Power Co., Inc.	(37)	(2,959)
American Water Works Co., Inc.	(5)	(598)
Atmos Energy Corp.	(16)	(1,588)
CenterPoint Energy, Inc.	(75)	(1,159)
CMS Energy Corp.	(67)	(3,936)
Consolidated Edison, Inc.	(9)	(702)
DTE Energy Co.	(38)	(3,609)
Edison International	(133)	(7,287)
Entergy Corp.	(34)	(3,195)
Eversource Energy	(30)	(2,346)
Exelon Corp.	(73)	(2,687)
NiSource, Inc.	(215)	(5,369)
Pinnacle West Capital Corp.	(39)	(2,956)
PPL Corp.	(90)	(2,221)
WEC Energy Group, Inc.	(45)	(3,966)
Xcel Energy, Inc.	(67)	(4,040)

		(53,612)

TOTAL COMMON STOCKS (Proceeds $1,018,000)		(812,235)

TOTAL SECURITES SOLD SHORT - (36.6)%		(812,235)

(Proceeds $1,018,000)

OTHER ASSETS IN EXCESS OF LIABILITIES - 40.3%		893,874

NET ASSETS - 100.0%		$2,220,149

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $39,160, which was collateralized by $2,197 in cash and $38,971 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.88%, and maturity dates ranging from 4/7/2020 - 11/15/2049.

*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments

March 31, 2020

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 173.0%
COMMON STOCKS — 173.0%
Automobiles & Components — 1.1%
BorgWarner, Inc.†	311	$7,578
Fiat Chrysler Automobiles NV
(Netherlands)†(a)	355	2,552
General Motors Co.†	321	6,670
Magna International, Inc. (Canada)†	110	3,511
Visteon Corp.(a)*	24	1,152

		21,463

Capital Goods — 21.3%
3M Co.†	258	35,220
A.O. Smith Corp.†(a)	149	5,634
Acuity Brands, Inc.	14	1,199
AECOM*	34	1,015
Aerojet Rocketdyne Holdings, Inc.*	24	1,004
Allegion PLC (Ireland)†	59	5,429
AMETEK, Inc.†	64	4,609
Applied Industrial Technologies, Inc.	20	914
Arconic, Inc.†	482	7,741
Armstrong World Industries, Inc.†	37	2,939
Atkore International Group, Inc.*	23	485
Ballard Power Systems, Inc. (Canada)*	3	23
Barnes Group, Inc.	18	753
Bloom Energy Corp., Class A(a)*	212	1,109
BMC Stock Holdings, Inc.†*	100	1,773
Builders FirstSource, Inc.†*	160	1,957
BWX Technologies, Inc.(a)	11	536
CAE, Inc. (Canada)	25	316
Carlisle Cos., Inc.†	25	3,132
Caterpillar, Inc.†	157	18,218
Colfax Corp.(a)*	17	337
Comfort Systems USA, Inc.	27	987
Crane Co.	25	1,230
Cummins, Inc.†	107	14,479
Curtiss-Wright Corp.†	23	2,125
Donaldson Co., Inc.	4	155
Dover Corp.†	94	7,890
Eaton Corp. PLC (Ireland)†	80	6,215
EMCOR Group, Inc.†	53	3,250
Emerson Electric Co.†	226	10,769
Enerpac Tool Group Corp.	1	17
Flowserve Corp.	52	1,242
Fortive Corp.†	82	4,526

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Fortune Brands Home & Security, Inc.†	103	$4,455
FuelCell Energy, Inc.(a)*	127	192
General Dynamics Corp.†	165	21,831
GMS, Inc.†*	132	2,076
GrafTech International Ltd.†	90	731
HD Supply Holdings, Inc.†*	18	512
HEICO Corp.	14	1,045
Hexcel Corp.	44	1,636
Honeywell International, Inc.†	165	22,075
Hubbell, Inc.†	52	5,966
Huntington Ingalls Industries, Inc.†	11	2,004
IDEX Corp†	23	3,177
Illinois Tool Works, Inc.†	21	2,985
Ingersoll Rand, Inc.†*	218	5,406
ITT, Inc.	49	2,223
Jacobs Engineering Group, Inc.†	8	634
Johnson Controls International PLC (Ireland)†	64	1,725
Kaman Corp.	36	1,385
Lennox International, Inc.	4	727
Lockheed Martin Corp.†	68	23,049
Masco Corp.†	288	9,956
MasTec, Inc.†*	95	3,109
Middleby Corp. (The)(a)*	16	910
MRC Global, Inc.*	108	460
Navistar International Corp.†*	85	1,402
Northrop Grumman Corp.†	77	23,296
NOW, Inc.*	157	810
nVent Electric PLC (Ireland)	14	236
Owens Corning†	98	3,803
PACCAR, Inc.	36	2,201
Pentair PLC (Ireland)	37	1,101
Raytheon Co.†	210	27,542
Regal Beloit Corp.†	59	3,714
Rexnord Corp.	82	1,859
Sensata Technologies Holding PLC (United Kingdom)*	3	87
Simpson Manufacturing Co., Inc.†	42	2,603
SiteOne Landscape Supply, Inc.(a) *	36	2,650
Snap-on, Inc.†	28	3,047
Spartan Motors, Inc.	2	26
Spirit AeroSystems Holdings, Inc., Class A†	61	1,460

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
SPX FLOW, Inc.*	55	$1,563
Standex International Corp.	25	1,226
Stanley Black & Decker, Inc.†	55	5,500
Teledyne Technologies, Inc.†*	9	2,675
Terex Corp.	1	14
Timken Co. (The)†	56	1,811
TPI Composites, Inc.(a)*	14	207
Trane Technologies PLC (Ireland)†	279	23,043
TransDigm Group, Inc.†(a)	20	6,404
United Technologies Corp.†*	174	16,413
Universal Forest Products, Inc.†	63	2,343
Valmont Industries, Inc.	7	742
Wabash National Corp.	7	51
WABCO Holdings, Inc.*	6	810
Welbilt, Inc.*	1	5
Westinghouse Air Brake Technologies Corp.	41	1,973
Woodward, Inc.	2	119
WW Grainger, Inc.†	6	1,491
Xylem, Inc.	43	2,801

		410,525

Commercial & Professional Services — 4.2%
ABM Industries, Inc.	28	682
ACCO Brands Corp.	3	15
Advanced Disposal Services, Inc.*	60	1,968
ASGN, Inc.*	14	495
Brink’s Co. (The)	10	520
Cimpress PLC (Ireland)(a)*	18	958
Cintas Corp.†	42	7,275
Clean Harbors, Inc.†*	51	2,618
Deluxe Corp.†	82	2,126
FTI Consulting, Inc.†*	28	3,354
Herman Miller, Inc.	32	710
IAA, Inc.*	2	60
ICF International, Inc.	10	687
ManpowerGroup, Inc.†	65	3,444
Nielsen Holdings PLC (United Kingdom)†	125	1,568
Republic Services, Inc.†	175	13,136
Ritchie Bros Auctioneers, Inc. (Canada)	51	1,743
Robert Half International, Inc.†	107	4,039
Steelcase, Inc., Class A	167	1,648
Tetra Tech, Inc.†	49	3,460

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Thomson Reuters Corp. (Canada)†	96	$6,515
TransUnion†	43	2,846
TriNet Group, Inc.*	26	979
UniFirst Corp.†	13	1,964
Waste Management, Inc.†	199	18,419

		81,229

Consumer Durables & Apparel — 5.8%
Brunswick Corp.†	75	2,653
Carter’s, Inc.	3	197
Cavco Industries, Inc.†*	18	2,609
DR Horton, Inc.†	180	6,120
Garmin Ltd. (Switzerland)†	89	6,671
Hanesbrands, Inc.†(a)	326	2,566
Helen of Troy Ltd. (Bermuda)†*	20	2,881
La-Z-Boy, Inc.	29	596
Leggett & Platt, Inc.†	185	4,936
Mattel, Inc.†*	241	2,123
Mohawk Industries, Inc.†*	128	9,759
Newell Brands, Inc.†(a)	415	5,511
NIKE, Inc., Class B	96	7,943
NVR, Inc.†*	4	10,276
Polaris, Inc.†	22	1,059
PulteGroup, Inc.†	184	4,107
PVH Corp.†	69	2,597
Ralph Lauren Corp.†	129	8,621
Skyline Champion Corp.*	29	455
Sonos, Inc.*	80	678
Steven Madden Ltd.†	121	2,811
Sturm Ruger & Co., Inc.	27	1,375
Tempur Sealy International, Inc.*	47	2,054
TopBuild Corp.†*	73	5,230
Under Armour, Inc., Class C*	246	1,983
VF Corp.†	207	11,195
Whirlpool Corp.†	45	3,861

		110,867

Consumer Services — 4.5%
Bloomin’ Brands, Inc.†	250	1,785
Boyd Gaming Corp.	45	649
Cheesecake Factory, Inc. (The)†(a)	61	1,042
Choice Hotels International, Inc.†(a)	22	1,348
Cracker Barrel Old Country Store, Inc.†(a)	39	3,246
Denny’s Corp.*	42	323
Dine Brands Global, Inc.	23	660

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Dunkin’ Brands Group, Inc.	23	$1,221
frontdoor, Inc.†*	79	2,748
Graham Holdings Co., Class B†	6	2,047
Hilton Worldwide Holdings, Inc.†(a)	147	10,031
Hyatt Hotels Corp., Class A†(a)	95	4,550
Jack in the Box, Inc.†(a)	35	1,227
Las Vegas Sands Corp.	20	849
Laureate Education, Inc., Class A*	129	1,356
Marriott International, Inc., Class A†	95	7,107
McDonald’s Corp.†	116	19,181
MGM Resorts International†	87	1,027
Perdoceo Education Corp.*	78	842
Restaurant Brands International, Inc. (Canada)†	100	4,003
Strategic Education, Inc.	12	1,677
Texas Roadhouse, Inc.	30	1,239
WW International, Inc.†*	32	541
Wyndham Hotels & Resorts, Inc.†	71	2,237
Yum! Brands, Inc.†	230	15,762

		86,698

Energy — 6.8%
Cabot Oil & Gas Corp.†	126	2,166
Cactus, Inc., Class A	53	615
Cenovus Energy, Inc. (Canada)	1	2
Chevron Corp.†	378	27,390
Concho Resources, Inc.	43	1,843
ConocoPhillips†	411	12,659
Core Laboratories NV (Netherlands)†	78	807
CVR Energy, Inc.†(a)	145	2,397
DHT Holdings, Inc. (Marshall Islands)	361	2,769
DMC Global, Inc.(a)	1	23
Enbridge, Inc. (Canada)†	95	2,764
EOG Resources, Inc.	61	2,191
Exxon Mobil Corp.†	186	7,062
Halliburton Co.†	102	699
Helmerich & Payne, Inc.†(a)	193	3,020
HollyFrontier Corp.†	184	4,510
Imperial Oil Ltd. (Canada)(a)	35	394
Kinder Morgan, Inc.†	1,511	21,033
Magnolia Oil & Gas Corp., Class A*	7	28
National Oilwell Varco, Inc.†(a)	596	5,859
Nordic American Tankers Ltd. (Bermuda)	143	648
Patterson-UTI Energy, Inc.†(a)	521	1,224

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Phillips 66†	234	$12,554
Renewable Energy Group, Inc.*	1	21
Schlumberger Ltd. (Curacao)	50	674
Suncor Energy, Inc. (Canada)	109	1,722
TC Energy Corp. (Canada)	32	1,418
TechnipFMC PLC (United Kingdom)†	562	3,788
Valero Energy Corp.†	218	9,888
Williams Cos., Inc. (The)†	106	1,500

		131,668

Food & Staples Retailing — 4.9%
BJ’s Wholesale Club Holdings, Inc.†*	25	637
Costco Wholesale Corp.†	48	13,686
Kroger Co. (The)†	589	17,741
Sprouts Farmers Market, Inc.†*	308	5,726
Sysco Corp.†	106	4,837
United Natural Foods, Inc.*	31	285
Walgreens Boots Alliance, Inc.†	354	16,196
Walmart, Inc.†	312	35,449

		94,557

Food, Beverage & Tobacco — 17.4%
Altria Group, Inc.†	1,110	42,924
Archer-Daniels-Midland Co.†	453	15,937
Bunge Ltd. (Bermuda)†	111	4,554
Campbell Soup Co.†(a)	461	21,280
Coca-Cola Co. (The)†	747	33,055
Conagra Brands, Inc.†	371	10,885
Constellation Brands, Inc., Class A†	100	14,336
Flowers Foods, Inc.	47	964
General Mills, Inc.†	491	25,910
Hershey Co. (The)†	152	20,140
Hormel Foods Corp.†(a)	116	5,410
Hostess Brands, Inc.*	129	1,375
JM Smucker Co. (The)†	110	12,210
John B. Sanfilippo & Son, Inc.	7	626
Kellogg Co.†	257	15,417
Keurig Dr Pepper, Inc.†(a)	206	5,000
Kraft Heinz Co. (The)†	269	6,655
Lamb Weston Holdings, Inc.†	205	11,706
McCormick & Co., Inc., non-voting shares†	104	14,686
Molson Coors Beverage Co., Class B†(a)	173	6,749
Mondelez International, Inc., Class A†	354	17,728

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
National Beverage Corp.†(a)*	55	$2,346
PepsiCo, Inc.†	66	7,927
Philip Morris International, Inc.†	172	12,549
Pilgrim’s Pride Corp.†*	135	2,446
TreeHouse Foods, Inc.(a)*	34	1,501
Tyson Foods, Inc., Class A†	271	15,683
Universal Corp.†	54	2,387
Vector Group Ltd.†	228	2,148

		334,534

Health Care Equipment & Services — 12.8%
Alcon, Inc. (Switzerland)*	32	1,626
Allscripts Healthcare Solutions, Inc.†(a)*	361	2,541
Amedisys, Inc.†*	13	2,386
AmerisourceBergen Corp.†	120	10,620
AMN Healthcare Services, Inc.*	7	405
Becton Dickinson and Co.	20	4,595
Cerner Corp.†	265	16,692
Cigna Corp.†	12	2,126
CONMED Corp.	23	1,317
CVS Health Corp.†	445	26,402
Danaher Corp.†	24	3,322
DaVita, Inc.†*	204	15,516
DENTSPLY SIRONA, Inc.†	221	8,581
DexCom, Inc.†*	40	10,771
Envista Holdings Corp.*	53	792
Haemonetics Corp.*	13	1,296
HCA Healthcare, Inc.†	30	2,696
Henry Schein, Inc.†*	186	9,397
Hill-Rom Holdings, Inc.†	7	704
HMS Holdings Corp.†*	157	3,967
Hologic, Inc.*	4	140
Humana, Inc.†	3	942
ICU Medical, Inc.*	6	1,211
Inovalon Holdings, Inc., Class A(a)*	37	616
Integer Holdings Corp.†*	61	3,834
Integra LifeSciences Holdings Corp.†*	73	3,261
Laboratory Corp. of America Holdings†*	40	5,056
LivaNova PLC (United Kingdom)†*	34	1,538
Masimo Corp.*	5	886
McKesson Corp.†	70	9,468
MEDNAX, Inc.†*	183	2,130

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Medtronic PLC (Ireland)†	370	$33,367
Mesa Laboratories, Inc.(a)	9	2,035
Natus Medical, Inc.*	41	948
NextGen Healthcare, Inc.†*	144	1,503
Novocure Ltd. (Jersey)†*	20	1,347
Omnicell, Inc.†*	66	4,328
Owens & Minor, Inc.	51	467
Patterson Cos., Inc.(a)	69	1,055
Quest Diagnostics, Inc.†	111	8,913
Select Medical Holdings Corp.†*	161	2,415
STERIS PLC (Ireland)†	20	2,799
Teladoc Health, Inc.†*	80	12,401
Universal Health Services, Inc., Class B†	69	6,837
Vapotherm, Inc.*	2	38
Varex Imaging Corp.*	30	681
West Pharmaceutical Services, Inc.†	36	5,481
Wright Medical Group NV (Netherlands)*	36	1,031
Zimmer Biomet Holdings, Inc.	56	5,660

		246,140

Household & Personal Products — 5.7%
Church & Dwight Co., Inc.†	202	12,964
Clorox Co. (The)†	103	17,845
Colgate-Palmolive Co.†	356	23,624
Coty, Inc., Class A†	564	2,910
Edgewell Personal Care Co.†*	55	1,324
elf Beauty, Inc.*	86	846
Kimberly-Clark Corp.†	187	23,912
Procter & Gamble Co. (The)†	228	25,080
Spectrum Brands Holdings, Inc.	20	727

		109,232

Materials — 15.3%
Alamos Gold, Inc., Class A (Canada)†	675	3,375
Allegheny Technologies, Inc.†*	272	2,312
Amcor PLC (Jersey)†(a)	608	4,937
Ashland Global Holdings, Inc.†	107	5,358
Avery Dennison Corp.†	64	6,520
Axalta Coating Systems Ltd. (Bermuda)†*	229	3,955
Ball Corp.†	74	4,785
Cabot Corp.	18	470
Celanese Corp.†	72	5,284

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Century Aluminum Co.*	28	$101
CF Industries Holdings, Inc.†	78	2,122
Chase Corp.	11	905
Coeur Mining, Inc.*	587	1,884
Commercial Metals Co.†	174	2,748
Corteva, Inc.†	628	14,758
Dow, Inc.†	154	4,503
Eagle Materials, Inc.†	46	2,687
Eastman Chemical Co.†	73	3,400
Ecolab, Inc.†	33	5,142
Element Solutions, Inc.*	160	1,338
Equinox Gold Corp. (Canada)*	6	40
First Majestic Silver Corp. (Canada)†*	829	5,132
FMC Corp.†	152	12,417
Franco-Nevada Corp. (Canada)†	51	5,076
Graphic Packaging Holding Co.†	325	3,965
H.B. Fuller Co.†	64	1,788
International Flavors & Fragrances, Inc.†(a)	77	7,860
International Paper Co.†	165	5,136
Kinross Gold Corp. (Canada)†*	1,695	6,746
Kirkland Lake Gold Ltd. (Canada)†	306	9,058
Linde PLC (Ireland)†	47	8,131
LyondellBasell Industries NV, Class A (Netherlands)†	121	6,005
Martin Marietta Materials, Inc.†	53	10,029
Mosaic Co. (The)†	165	1,785
Neenah, Inc.	27	1,165
NewMarket Corp.†	5	1,914
Newmont Corp.†	753	34,096
Novagold Resources, Inc. (Canada)*	79	583
Nucor Corp.†	152	5,475
Packaging Corp. of America†	81	7,033
Pan American Silver Corp. (Canada)†	548	7,853
PolyOne Corp.	108	2,049
PPG Industries, Inc.†	189	15,800
Pretium Resources, Inc. (Canada)*	104	590
Reliance Steel & Aluminum Co.†	73	6,394
Royal Gold, Inc.†	63	5,526
RPM International, Inc.	15	892
Scotts Miracle-Gro Co. (The)†	8	819
Sealed Air Corp.†	94	2,323
Sensient Technologies Corp.(a)	27	1,175
Sherwin-Williams Co. (The)†	13	5,974

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Silgan Holdings, Inc.	69	$2,002
Sonoco Products Co.	25	1,159
Southern Copper Corp.(a)	4	113
SSR Mining, Inc. (Canada)*	169	1,923
Summit Materials, Inc., Class A†(a)*	181	2,715
Trinseo SA (Luxembourg)	22	398
Verso Corp., Class A†*	162	1,827
Vulcan Materials Co.†	78	8,429
Wheaton Precious Metals Corp.
(Canada)†	183	5,038
WR Grace & Co.	26	926
Yamana Gold, Inc. (Canada)†	4,104	11,286

		295,229

Media & Entertainment — 3.9%
AMC Networks, Inc., Class A(a)*	43	1,045
Charter Communications, Inc., Class A†*	53	23,124
Cinemark Holdings, Inc.	50	510
Comcast Corp., Class A	170	5,845
Discovery, Inc., Class A†(a)*	367	7,135
Interpublic Group of Cos., Inc. (The)†(a)	585	9,471
MSG Networks, Inc., Class A†(a)*	167	1,703
News Corp., Class A	226	2,028
Omnicom Group, Inc.†(a)	184	10,102
Take-Two Interactive Software, Inc.†* .	76	9,014
TripAdvisor, Inc.†	137	2,382
Walt Disney Co. (The)†	5	483
Yelp, Inc.*	75	1,352
Zynga, Inc., Class A*	152	1,041

		75,235

Pharmaceuticals, Biotechnology & Life Sciences — 20.5%
AbbVie, Inc.†	388	29,562
ACADIA Pharmaceuticals, Inc.*	8	338
Alexion Pharmaceuticals, Inc.†*	108	9,697
Allergan PLC (Ireland)†	227	40,202
Alnylam Pharmaceuticals, Inc.(a)*	11	1,197
Amgen, Inc.†	64	12,975
Arrowhead Pharmaceuticals, Inc.†*	17	489
Biogen, Inc.†*	118	37,333
Bio-Rad Laboratories, Inc., Class A†* .	16	5,609
Bristol-Myers Squibb Co.†	662	36,900
Catalyst Pharmaceuticals, Inc.*	3	12

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Charles River Laboratories
International, Inc.*	14	$1,767
Coherus Biosciences, Inc.(a)*	98	1,590
Corcept Therapeutics, Inc.(a)*	73	868
Gilead Sciences, Inc.†	519	38,800
Incyte Corp.†*	8	586
Inovio Pharmaceuticals, Inc.†(a)*	1,334	9,925
Ionis Pharmaceuticals, Inc.†(a)*	103	4,870
Ironwood Pharmaceuticals, Inc.(a)*	87	878
Johnson & Johnson†	247	32,389
Medpace Holdings, Inc.†(a)*	89	6,531
Merck & Co., Inc.†	511	39,316
Mettler-Toledo International, Inc.*	2	1,381
Moderna, Inc.†(a)*	231	6,918
Natera, Inc.*	25	746
Neurocrine Biosciences, Inc.†*	22	1,904
Pacira BioSciences, Inc.†*	82	2,749
Pfizer, Inc.†	1,566	51,114
QIAGEN NV (Netherlands)†*	132	5,491
Ra Pharmaceuticals, Inc.	8	384
Regeneron Pharmaceuticals, Inc.*	7	3,418
Repligen Corp.(a)*	8	772
Seattle Genetics, Inc.*	4	462
Supernus Pharmaceuticals, Inc.*	39	702
United Therapeutics Corp.†*	55	5,215
Vanda Pharmaceuticals, Inc.*	126	1,305
Zoetis, Inc.	7	824

		395,219

Retailing — 13.1%
1-800-Flowers.com, Inc., Class A*	13	172
Advance Auto Parts, Inc.†	81	7,559
American Eagle Outfitters, Inc.(a)	238	1,892
Asbury Automotive Group, Inc.†(a)*	36	1,988
AutoNation, Inc.†*	92	2,582
AutoZone, Inc.†*	12	10,152
Best Buy Co., Inc.†	111	6,327
Booking Holdings, Inc.†*	24	32,288
Buckle, Inc. (The)(a)	39	535
Burlington Stores, Inc.†*	18	2,852
Core-Mark Holding Co., Inc.	65	1,857
Dick’s Sporting Goods, Inc.	45	957
Dillard’s, Inc., Class A(a)	15	554
Dollar General Corp.†	117	17,668

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Dollar Tree, Inc.†*	37	$2,718
eBay, Inc.†	506	15,210
Expedia Group, Inc.†	169	9,510
Foot Locker, Inc.†	273	6,020
Gap, Inc. (The)†(a)	467	3,288
Genuine Parts Co.†	114	7,676
Group 1 Automotive, Inc.	17	752
Guess?, Inc.(a)	14	95
Kohl’s Corp.†(a)	101	1,474
Lithia Motors, Inc., Class A†	14	1,145
LKQ Corp.†*	469	9,619
Macy’s, Inc.(a)	37	182
Murphy USA, Inc.†*	38	3,206
National Vision Holdings, Inc.*	35	680
Office Depot, Inc.	21	34
Ollie’s Bargain Outlet Holdings, Inc.†(a)*	47	2,178
O’Reilly Automotive, Inc.†*	16	4,817
Pool Corp.†	12	2,361
RH†*	23	2,311
Ross Stores, Inc.†	109	9,480
Sally Beauty Holdings, Inc.(a)*	80	646
Signet Jewelers Ltd. (Bermuda)†	156	1,006
Sleep Number Corp.(a)*	37	709
Stamps.com, Inc.†*	27	3,512
Target Corp.†	269	25,009
Tiffany & Co.	40	5,180
TJX Cos., Inc. (The)†	708	33,849
Tractor Supply Co.†	91	7,694
Ulta Beauty, Inc.*	15	2,636
Williams-Sonoma, Inc.(a)	36	1,531
Zumiez, Inc.*	13	225

		252,136

Semiconductors & Semiconductor Equipment — 2.4%
Cirrus Logic, Inc.†*	84	5,513
Diodes, Inc.†*	63	2,560
Lam Research Corp.†	45	10,800
Lattice Semiconductor Corp.†*	247	4,402
Onto Innovation, Inc.*	41	1,216
Photronics, Inc.*	11	113
Qorvo, Inc.†*	136	10,966
SMART Global Holdings, Inc. (Cayman Islands)*	33	802
Synaptics, Inc.†*	101	5,845

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Teradyne, Inc.	2	$108
Ultra Clean Holdings, Inc.*	52	718
Universal Display Corp.†	21	2,767
Xperi Corp.	42	584

		46,394

Software & Services — 10.1%
Accenture PLC, Class A (Ireland)†	88	14,367
Alarm.com Holdings, Inc.†*	56	2,179
Alliance Data Systems Corp.†	33	1,111
Alteryx, Inc., Class A†*	31	2,950
Amdocs, Ltd. (Guernsey)†	95	5,222
Appfolio, Inc., Class A(a)*	7	777
Aspen Technology, Inc.†*	27	2,567
Atlassian Corp. PLC, Class A (United Kingdom)*	16	2,196
Black Knight, Inc.*	16	929
Blackbaud, Inc.(a)	18	1,000
Blackline, Inc.*	1	53
Booz Allen Hamilton Holding Corp.	28	1,922
Broadridge Financial Solutions, Inc.†	22	2,086
CACI International, Inc., Class A†*	12	2,534
Cardtronics PLC, Class A (United Kingdom)*	6	126
CGI, Inc. (Canada)*	36	1,959
Citrix Systems, Inc.†	106	15,004
CommVault Systems, Inc.†(a)*	66	2,672
Coupa Software, Inc.*	6	838
Euronet Worldwide, Inc.*	13	1,114
Fair Isaac Corp.†*	11	3,385
FleetCor Technologies, Inc.†*	11	2,052
Gartner, Inc.*	20	1,991
Globant SA (Luxembourg)†*	14	1,230
GoDaddy, Inc., Class A†*	91	5,197
International Business Machines Corp.†	193	21,409
j2 Global, Inc.(a)	10	748
Jack Henry & Associates, Inc.	14	2,173
Leidos Holdings, Inc.†	150	13,748
Manhattan Associates, Inc.*	16	797
MAXIMUS, Inc.	27	1,571
Mitek Systems, Inc.*	3	24
NIC, Inc†	130	2,990
NortonLifeLock, Inc.†	1,154	21,591
Nuance Communications, Inc.†*	131	2,198

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Open Text Corp. (Canada)†	73	$2,549
Oracle Corp.†	159	7,684
Paychex, Inc.†	73	4,593
Paylocity Holding Corp.*	22	1,943
Perspecta, Inc.†	122	2,225
Progress Software Corp.†	84	2,688
PTC, Inc.(a)*	48	2,938
Qualys, Inc.†(a)*	52	4,523
Sabre Corp.	111	658
Science Applications International Corp.	4	299
SPS Commerce, Inc.†*	115	5,349
Square, Inc., Class A†*	25	1,310
SS&C Technologies Holdings, Inc.†	77	3,374
TiVo Corp.	78	552
Tyler Technologies, Inc.†*	11	3,262
Verint Systems, Inc.†*	22	946
Western Union Co. (The)†	421	7,633

		195,236

Technology Hardware & Equipment — 7.4%
Acacia Communications, Inc.†*	35	2,351
Amphenol Corp., Class A†	38	2,769
Anixter International, Inc.*	6	527
Apple, Inc.†	35	8,900
Arrow Electronics, Inc.*	29	1,504
Avnet, Inc.†	132	3,313
Badger Meter, Inc.†	53	2,841
Belden, Inc.†	37	1,335
CDW Corp.†	14	1,306
Ciena Corp.†*	119	4,737
Cisco Systems, Inc.†	432	16,982
Coherent, Inc.(a)*	9	958
Comtech Telecommunications Corp.	1	13
Corning, Inc.†(a)	148	3,040
EchoStar Corp., Class A†*	150	4,796
F5 Networks, Inc.†*	42	4,478
Fabrinet (Cayman Islands)*	17	928
FLIR Systems, Inc.	15	478
Hewlett Packard Enterprise Co.†	466	4,525
HP, Inc.†	994	17,256
Insight Enterprises, Inc.(a)*	25	1,053
Itron, Inc.*	20	1,117
Juniper Networks, Inc.†	316	6,048
Keysight Technologies, Inc.†*	29	2,427

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Lumentum Holdings, Inc.†*	61	$4,496
Motorola Solutions, Inc.†	104	13,824
NCR Corp.†(a)*	137	2,425
NetApp, Inc.†	110	4,586
OSI Systems, Inc.*	20	1,378
ScanSource, Inc.*	31	663
SYNNEX Corp.	23	1,681
TE Connectivity Ltd. (Switzerland)†	70	4,409
Tech Data Corp.†*	20	2,617
Trimble, Inc.*	17	541
TTM Technologies, Inc.(a)*	77	796
Vishay Intertechnology, Inc.†	98	1,412
Xerox Holdings Corp.†	470	8,902
Zebra Technologies Corp., Class A†*	9	1,652

		143,064

Telecommunication Services — 5.4%
AT&T, Inc.†	1,362	39,702
BCE, Inc. (Canada)	4	163
Cogent Communications Holdings, Inc.†	37	3,033
Iridium Communications, Inc.(a)*	30	670
Rogers Communications, Inc., Class B (Canada)†	23	955
T-Mobile US, Inc.†*	39	3,272
Verizon Communications, Inc.†	1,047	56,255

		104,050

Transportation — 4.6%
Alaska Air Group, Inc.†	250	7,118
ArcBest Corp.	79	1,384
Canadian Pacific Railway Ltd. (Canada)†	16	3,513
CH Robinson Worldwide, Inc.†(a)	134	8,871
CSX Corp.†	50	2,865
Delta Air Lines, Inc.†	496	14,151
Echo Global Logistics, Inc.*	43	734
Expeditors International of Washington, Inc.†	120	8,006
Heartland Express, Inc.	44	817
Hub Group, Inc., Class A*	25	1,137
JB Hunt Transport Services, Inc.†	34	3,136
JetBlue Airways Corp.†*	209	1,871
Kansas City Southern†	57	7,249
Landstar System, Inc.†	47	4,505
Old Dominion Freight Line, Inc.†	14	1,838

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Schneider National, Inc., Class B†	105	$2,031
Southwest Airlines Co.†	504	17,947
United Airlines Holdings, Inc.†*	44	1,388
Werner Enterprises, Inc.(a)	20	725

		89,286

Utilities — 5.8%
Alliant Energy Corp.†	116	5,602
American Electric Power Co., Inc.†	71	5,679
American Water Works Co., Inc.†	87	10,402
CMS Energy Corp.†	121	7,109
Consolidated Edison, Inc.†	131	10,218
Dominion Energy, Inc.†	60	4,331
Duke Energy Corp.†	41	3,316
Entergy Corp.†	19	1,785
Evergy, Inc.†	193	10,625
Eversource Energy†	68	5,318
FirstEnergy Corp.	37	1,483
Fortis, Inc. (Canada)	17	655
MDU Resources Group, Inc.	56	1,204
NextEra Energy, Inc.†	8	1,925
NRG Energy, Inc.†	215	5,861
OGE Energy Corp.†	62	1,905
Pinnacle West Capital Corp.†	32	2,425
Public Service Enterprise Group, Inc.†	279	12,530
Sempra Energy†	9	1,017
Southern Co. (The)†	169	9,150
Vistra Energy Corp.	126	2,011
WEC Energy Group, Inc.†	72	6,345
Xcel Energy, Inc.	14	844

		111,740

TOTAL COMMON STOCKS (Cost $3,719,197)		3,334,502

TOTAL LONG POSITIONS - 173.0%		3,334,502

(Cost $3,719,197)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
SHORT POSITIONS — (74.1)%
COMMON STOCKS — (74.1)%
Automobiles & Components — (1.3)%
Cooper Tire & Rubber Co.	(43)	$(701)
Dana, Inc.	(306)	(2,390)
Delphi Technologies PLC (Jersey)*	(437)	(3,518)
Dorman Products, Inc.*	(51)	(2,819)
Fox Factory Holding Corp.*	(43)	(1,806)
Harley-Davidson, Inc.	(148)	(2,802)
Lear Corp.	(33)	(2,681)
Tenneco, Inc., Class A	(209)	(752)
Thor Industries, Inc.	(158)	(6,664)
Winnebago Industries, Inc.	(36)	(1,001)

		(25,134)

Capital Goods — (5.4)%
Allison Transmission Holdings, Inc.	(117)	(3,815)
Apogee Enterprises, Inc.	(6)	(125)
Arcosa, Inc.	(31)	(1,232)
Argan, Inc.	(15)	(519)
Beacon Roofing Supply, Inc.*	(53)	(877)
Boeing Co. (The)	(156)	(23,266)
Chart Industries, Inc.*	(48)	(1,391)
Cubic Corp.	(59)	(2,437)
Dycom Industries, Inc.*	(90)	(2,308)
EnerSys.	(101)	(5,002)
Fastenal Co.	(102)	(3,188)
Federal Signal Corp.	(35)	(955)
Gorman-Rupp Co. (The)	(3)	(94)
Graco, Inc.	(22)	(1,072)
John Bean Technologies Corp.	(1)	(74)
Kennametal, Inc.	(143)	(2,663)
Kratos Defense & Security Solutions, Inc.*	(208)	(2,879)
Maxar Technologies, Inc.	(216)	(2,307)
Mercury Systems, Inc.*	(26)	(1,855)
Meritor, Inc.*	(283)	(3,750)
Moog, Inc., Class A	(19)	(960)
Mueller Water Products, Inc., Class A	(381)	(3,052)
Nordson Corp.	(30)	(4,052)
NV5 Global, Inc.*	(9)	(372)
Oshkosh Corp.	(35)	(2,252)
Parker-Hannifin Corp.	(40)	(5,189)
Patrick Industries, Inc.	(31)	(873)
Proto Labs, Inc.*	(27)	(2,056)
Quanta Services, Inc.	(19)	(603)
Resideo Technologies, Inc.*	(441)	(2,134)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Sunrun, Inc.*	(699)	$(7,060)
Toro Co. (The)	(66)	(4,296)
Trex Co., Inc.*	(67)	(5,369)
Vicor Corp.*	(118)	(5,256)
Vivint Solar, Inc.*	(269)	(1,176)

		(104,509)

Commercial & Professional Services — (1.8)%
Casella Waste Systems, Inc., Class A*	(61)	(2,383)
Copart, Inc.*	(112)	(7,674)
CoStar Group, Inc.*	(5)	(2,936)
Covanta Holding Corp.	(49)	(419)
Equifax, Inc.	(12)	(1,433)
Harsco Corp.*	(156)	(1,087)
Insperity, Inc.	(100)	(3,730)
Korn Ferry	(53)	(1,289)
MSA Safety, Inc.	(46)	(4,655)
Rollins, Inc.	(61)	(2,205)
US Ecology, Inc.	(81)	(2,462)
Verisk Analytics, Inc.	(32)	(4,460)

		(34,733)

Consumer Durables & Apparel — (1.7)%
Callaway Golf Co.	(147)	(1,502)
Columbia Sportswear Co.	(29)	(2,023)
Deckers Outdoor Corp.*	(8)	(1,072)
G-III Apparel Group Ltd.*	(99)	(762)
Gildan Activewear, Inc. (Canada)	(41)	(523)
GoPro, Inc., Class A*	(805)	(2,109)
Hasbro, Inc.	(48)	(3,434)
iRobot Corp.*	(102)	(4,172)
Levi Strauss & Co., Class A	(150)	(1,864)
Lululemon Athletica, Inc.*	(17)	(3,222)
Skechers U.S.A., Inc., Class A*	(157)	(3,727)
Toll Brothers, Inc.	(29)	(558)
Wolverine World Wide, Inc.	(136)	(2,067)
YETI Holdings, Inc.*	(305)	(5,954)

		(32,989)

Consumer Services — (1.6)%
Aramark.	(33)	(659)
Brinker International, Inc.	(98)	(1,177)
Carnival Corp. (Panama)	(125)	(1,646)
Churchill Downs, Inc.	(41)	(4,221)
Darden Restaurants, Inc.	(17)	(926)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(287)	$(3,146)
Red Rock Resorts, Inc., Class A	(146)	(1,248)
Scientific Games Corp.*	(49)	(475)
Shake Shack, Inc., Class A*	(64)	(2,415)
Stars Group, Inc. (The) (Canada)*	(120)	(2,450)
Vail Resorts, Inc.	(27)	(3,988)
Wendy’s Co. (The)	(147)	(2,187)
Wingstop, Inc.	(75)	(5,978)

		(30,516)

Energy — (5.2)%
Archrock, Inc.	(279)	(1,049)
Cameco Corp. (Canada)	(65)	(497)
Cimarex Energy Co.	(41)	(690)
Clean Energy Fuels Corp.*	(45)	(80)
Delek US Holdings, Inc.	(235)	(3,704)
Diamondback Energy, Inc.	(161)	(4,218)
EQT Corp.	(272)	(1,923)
Equitrans Midstream Corp.	(1,141)	(5,739)
Hess Corp.	(516)	(17,183)
Marathon Oil Corp.	(3,315)	(10,906)
Noble Energy, Inc.	(672)	(4,059)
Northern Oil and Gas, Inc.*	(1,797)	(1,192)
Occidental Petroleum Corp.	(1,559)	(18,053)
ONEOK, Inc.	(267)	(5,823)
Par Pacific Holdings, Inc.*	(74)	(525)
Pembina Pipeline Corp. (Canada)	(116)	(2,182)
Pioneer Natural Resources Co.	(83)	(5,822)
Range Resources Corp.	(24)	(55)
RPC, Inc.	(497)	(1,024)
SFL Corp. Ltd. (Bermuda)	(154)	(1,458)
Solaris Oilfield Infrastructure, Inc., Class A	(173)	(908)
Southwestern Energy Co.*	(3,146)	(5,317)
Talos Energy, Inc.*	(7)	(40)
Targa Resources Corp.	(220)	(1,520)
WPX Energy, Inc.*	(1,887)	(5,755)

		(99,722)

Food, Beverage & Tobacco — (2.0)%
B&G Foods, Inc.	(148)	(2,677)
Boston Beer Co., Inc. (The), Class A*	(15)	(5,513)
Brown-Forman Corp., Class B	(104)	(5,773)
Coca-Cola Consolidated, Inc.	(14)	(2,919)
Darling Ingredients, Inc.*	(156)	(2,991)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Freshpet, Inc.*	(86)	$(5,493)
Monster Beverage Corp.*	(74)	(4,163)
Post Holdings, Inc.*	(39)	(3,236)
Primo Water Corp. (Canada)	(243)	(2,201)
Simply Good Foods Co. (The)*	(216)	(4,160)

		(39,126)

Health Care Equipment & Services — (6.2)%
Acadia Healthcare Co., Inc.*	(53)	(973)
Anthem, Inc.	(10)	(2,270)
AtriCure, Inc.*	(23)	(773)
Avanos Medical, Inc.*	(31)	(835)
Axogen, Inc.*	(165)	(1,716)
Baxter International, Inc.	(12)	(974)
BioTelemetry, Inc.*	(12)	(462)
Cantel Medical Corp.	(119)	(4,272)
Centene Corp.*	(195)	(11,585)
Chemed Corp.	(5)	(2,166)
Cooper Cos., Inc. (The)	(24)	(6,616)
Covetrus, Inc.*	(107)	(871)
Edwards Lifesciences Corp.*	(6)	(1,132)
Encompass Health Corp.	(152)	(9,733)
Ensign Group, Inc. (The)	(59)	(2,219)
Evolent Health, Inc., Class A*	(324)	(1,759)
Glaukos Corp.*	(143)	(4,413)
Globus Medical, Inc., Class A*	(10)	(425)
HealthEquity, Inc.*	(113)	(5,717)
Inspire Medical Systems, Inc.*	(85)	(5,124)
iRhythm Technologies, Inc.*	(70)	(5,694)
LHC Group, Inc.*	(29)	(4,066)
Livongo Health, Inc.*	(43)	(1,227)
Magellan Health, Inc.*	(14)	(673)
Merit Medical Systems, Inc.*	(191)	(5,969)
OraSure Technologies, Inc.*	(6)	(65)
Penumbra, Inc.*	(9)	(1,452)
PetIQ, Inc.*	(104)	(2,416)
Quidel Corp.*	(19)	(1,858)
ResMed, Inc.	(27)	(3,977)
STAAR Surgical Co.*	(30)	(968)
Stryker Corp.	(10)	(1,665)
Surgery Partners, Inc.*	(5)	(33)
Tabula Rasa HealthCare, Inc.*	(104)	(5,438)
Tandem Diabetes Care, Inc.*	(94)	(6,049)
Varian Medical Systems, Inc.*	(42)	(4,312)
Veeva Systems, Inc., Class A*	(48)	(7,506)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Vocera Communications, Inc.*	(80)	$(1,699)

		(119,102)

Household & Personal Products — (0.3)%
Energizer Holdings, Inc.	(118)	(3,570)
Estee Lauder Cos., Inc. (The), Class A	(3)	(478)
WD-40 Co.	(10)	(2,008)

		(6,056)

Materials — (3.1)%
Albemarle Corp.	(101)	(5,693)
American Vanguard Corp.	(43)	(622)
Balchem Corp.	(20)	(1,974)
Berry Global Group, Inc.*	(253)	(8,529)
Cleveland-Cliffs, Inc.	(1,508)	(5,957)
Compass Minerals International, Inc.	(16)	(616)
Domtar Corp.	(35)	(757)
Ferro Corp.*	(58)	(543)
Fortuna Silver Mines, Inc. (Canada)*	(746)	(1,723)
Freeport-McMoRan, Inc.	(352)	(2,376)
GCP Applied Technologies, Inc.*	(57)	(1,015)
Greif, Inc., Class A	(29)	(902)
Hecla Mining Co.	(345)	(628)
Hudbay Minerals, Inc. (Canada)	(33)	(63)
Livent Corp.*	(838)	(4,400)
Louisiana-Pacific Corp.	(409)	(7,027)
Methanex Corp. (Canada)	(59)	(718)
Norbord, Inc. (Canada)	(4)	(47)
Nutrien Ltd. (Canada)	(46)	(1,561)
O-I Glass, Inc.	(204)	(1,450)
Olin Corp.	(43)	(502)
Quaker Chemical Corp.	(6)	(758)
Steel Dynamics, Inc.	(19)	(428)
Stepan Co.	(1)	(88)
Tronox Holdings PLC, Class A (United Kingdom)	(666)	(3,317)
United States Steel Corp.	(442)	(2,789)
Warrior Met Coal, Inc.	(79)	(839)
Westlake Chemical Corp.	(108)	(4,122)

		(59,444)

Media & Entertainment — (4.0)%
Altice USA, Inc., Class A*	(265)	(5,907)
Cars.com, Inc.*	(3)	(13)
Eventbrite, Inc., Class A*	(71)	(518)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
EW Scripps Co. (The), Class A	(68)	$(513)
Glu Mobile, Inc.*	(138)	(868)
Gray Television, Inc.*	(113)	(1,214)
Live Nation Entertainment, Inc.*	(78)	(3,546)
Madison Square Garden Co. (The), Class A*	(14)	(2,960)
Meredith Corp.	(116)	(1,418)
Nexstar Media Group, Inc., Class A	(107)	(6,177)
Roku, Inc.*	(143)	(12,510)
Sinclair Broadcast Group, Inc., Class A	(453)	(7,284)
Sirius XM Holdings, Inc.	(374)	(1,848)
TEGNA, Inc.	(510)	(5,539)
Twitter, Inc.*	(136)	(3,340)
ViacomCBS, Inc., Class B	(1,138)	(15,943)
World Wrestling Entertainment, Inc., Class A	(198)	(6,718)
Zillow Group, Inc., Class C*	(14)	(504)

		(76,820)

Pharmaceuticals, Biotechnology & Life Sciences — (8.6)%
Acceleron Pharma, Inc.*	(6)	(539)
Aerie Pharmaceuticals, Inc.*	(40)	(540)
Agilent Technologies, Inc.	(87)	(6,231)
Akebia Therapeutics, Inc.*	(149)	(1,129)
Alector, Inc.*	(34)	(820)
Allogene Therapeutics, Inc.*	(80)	(1,555)
Amicus Therapeutics, Inc.*	(130)	(1,201)
Amneal Pharmaceuticals, Inc.*	(179)	(623)
Arena Pharmaceuticals, Inc.*	(58)	(2,436)
Atreca, Inc., Class A*	(1)	(17)
Aurinia Pharmaceuticals, Inc. (Canada)*	(73)	(1,059)
Avantor, Inc.*	(31)	(387)
Avrobio, Inc.*	(3)	(47)
Axsome Therapeutics, Inc.*	(22)	(1,294)
Bausch Health Cos, Inc. (Canada)*	(566)	(8,773)
Biohaven Pharmaceutical Holding Co. Ltd. (British Virgin Islands)*	(31)	(1,055)
Bluebird Bio, Inc.*	(215)	(9,881)
Blueprint Medicines Corp.*	(37)	(2,164)
Bruker Corp.	(2)	(72)
Cara Therapeutics, Inc.*	(70)	(925)
CareDx, Inc.*	(126)	(2,751)
Catalent, Inc.*	(105)	(5,455)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Codexis, Inc.*	(134)	$(1,495)
CytomX Therapeutics, Inc.*	(1)	(8)
Deciphera Pharmaceuticals, Inc.*	(53)	(2,182)
Denali Therapeutics, Inc.*	(26)	(455)
Editas Medicine, Inc.*	(97)	(1,924)
Elanco Animal Health, Inc.*	(93)	(2,082)
Emergent BioSolutions, Inc.*	(57)	(3,298)
Endo International PLC (Ireland)*	(649)	(2,401)
Epizyme, Inc.*	(153)	(2,373)
Esperion Therapeutics, Inc.*	(20)	(631)
Exact Sciences Corp.*	(7)	(406)
Exelixis, Inc.*	(162)	(2,790)
Fate Therapeutics, Inc.*	(75)	(1,666)
FibroGen, Inc.*	(61)	(2,120)
Flexion Therapeutics, Inc.*	(12)	(94)
Horizon Therapeutics PLC (Ireland)*	(92)	(2,725)
Insmed, Inc.*	(94)	(1,507)
Intersect ENT, Inc.*	(29)	(344)
Intra-Cellular Therapies, Inc.*	(95)	(1,460)
Invitae Corp.*	(527)	(7,204)
IQVIA Holdings, Inc.*	(7)	(755)
Jazz Pharmaceuticals PLC (Ireland)*	(33)	(3,291)
Ligand Pharmaceuticals, Inc.*	(62)	(4,509)
Luminex Corp.	(105)	(2,891)
Mirati Therapeutics, Inc.*	(12)	(922)
Mylan NV (Netherlands)*	(208)	(3,101)
Myovant Sciences Ltd. (Bermuda)*	(2)	(15)
Myriad Genetics, Inc.*	(313)	(4,479)
NanoString Technologies, Inc.*	(74)	(1,780)
Nektar Therapeutics*	(152)	(2,713)
Pacific Biosciences of California, Inc.*	(504)	(1,542)
Perrigo Co. PLC (Ireland)	(279)	(13,417)
PRA Health Sciences, Inc.*	(1)	(83)
Principia Biopharma, Inc.*	(11)	(653)
Provention Bio, Inc.*	(11)	(101)
Reata Pharmaceuticals, Inc., Class A*	(28)	(4,042)
REGENXBIO, Inc.*	(140)	(4,533)
Rubius Therapeutics, Inc.*	(1)	(4)
Sage Therapeutics, Inc.*	(118)	(3,389)
Sangamo Therapeutics, Inc.*	(402)	(2,561)
Sarepta Therapeutics, Inc.*	(33)	(3,228)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Syneos Health, Inc.*	(56)	$(2,208)
Theravance Biopharma, Inc. (Cayman Islands)*	(82)	(1,895)
Thermo Fisher Scientific, Inc.	(22)	(6,239)
Ultragenyx Pharmaceutical, Inc.*	(94)	(4,176)
Viking Therapeutics, Inc.*	(24)	(112)
Waters Corp.*	(27)	(4,915)
Xencor, Inc.*	(32)	(956)
ZIOPHARM Oncology, Inc.*	(200)	(490)
Zogenix, Inc.*	(26)	(643)
Zymeworks, Inc. (Canada)*	(11)	(390)

		(166,152)

Retailing — (5.3)%
Abercrombie & Fitch Co., Class A	(345)	(3,136)
Bed Bath & Beyond, Inc.	(375)	(1,579)
Boot Barn Holdings, Inc.*	(136)	(1,758)
CarMax, Inc.*	(77)	(4,145)
Carvana Co.*	(212)	(11,679)
Etsy, Inc.*	(169)	(6,496)
Five Below, Inc.*	(131)	(9,220)
Floor & Decor Holdings, Inc., Class A*	(112)	(3,594)
Grubhub, Inc.*	(137)	(5,580)
L Brands, Inc.	(294)	(3,399)
Lowe’s Cos., Inc.	(187)	(16,091)
Monro, Inc.	(41)	(1,796)
Quotient Technology, Inc.*	(2)	(13)
Qurate Retail, Inc., Class A*	(295)	(1,801)
RealReal, Inc. (The)*	(31)	(217)
Stitch Fix, Inc., Class A*	(48)	(610)
Urban Outfitters, Inc.*	(229)	(3,261)
Wayfair, Inc., Class A*	(509)	(27,201)

		(101,576)

Semiconductors & Semiconductor Equipment — (7.6)%
Advanced Energy Industries, Inc.*	(90)	(4,364)
Broadcom, Inc.	(89)	(21,102)
Cabot Microelectronics Corp.	(34)	(3,881)
Cree, Inc.*	(203)	(7,198)
Cypress Semiconductor Corp.	(72)	(1,679)
Enphase Energy, Inc.*	(55)	(1,776)
Entegris, Inc.	(41)	(1,836)
First Solar, Inc.*	(101)	(3,642)
FormFactor, Inc.*	(108)	(2,170)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
KLA Corp.	(45)	$(6,468)
MACOM Technology Solutions Holdings, Inc.*	(146)	(2,764)
Marvell Technology Group Ltd. (Bermuda)	(454)	(10,274)
MaxLinear, Inc.*	(125)	(1,459)
Microchip Technology, Inc.	(93)	(6,305)
Micron Technology, Inc.*	(592)	(24,900)
MKS Instruments, Inc.	(119)	(9,693)
ON Semiconductor Corp.*	(1,508)	(18,760)
Rambus, Inc.*	(62)	(688)
Semtech Corp.*	(149)	(5,588)
Silicon Laboratories, Inc.*	(28)	(2,391)
Skyworks Solutions, Inc.	(20)	(1,788)
Xilinx, Inc.	(104)	(8,106)

		(146,832)

Software & Services — (10.2)%
2U, Inc.*	(288)	(6,111)
8x8, Inc.*	(491)	(6,805)
ACI Worldwide, Inc.*	(41)	(990)
Akamai Technologies, Inc.*	(22)	(2,013)
Altair Engineering, Inc., Class A*	(45)	(1,192)
Anaplan, Inc.*	(144)	(4,357)
ANSYS, Inc.*	(5)	(1,162)
Appian Corp.*	(39)	(1,569)
Autodesk, Inc.*	(16)	(2,498)
Avaya Holdings Corp.*	(818)	(6,618)
Benefitfocus, Inc.*	(149)	(1,328)
BlackBerry Ltd. (Canada)*	(755)	(3,118)
Box, Inc., Class A*	(70)	(983)
Cadence Design Systems, Inc.*	(25)	(1,651)
Ceridian HCM Holding, Inc.*	(102)	(5,107)
Conduent, Inc.*	(698)	(1,710)
CoreLogic, Inc.	(59)	(1,802)
Dropbox, Inc., Class A*	(129)	(2,335)
DXC Technology Co.	(488)	(6,368)
Elastic NV (Netherlands)*	(25)	(1,395)
Envestnet, Inc.*	(64)	(3,442)
FireEye, Inc.*	(228)	(2,412)
Five9, Inc.*	(27)	(2,064)
ForeScout Technologies, Inc.*	(61)	(1,927)
Fortinet, Inc.*	(35)	(3,541)
Guidewire Software, Inc.*	(67)	(5,314)
Intuit, Inc.	(16)	(3,680)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
LivePerson, Inc.*	(179)	$(4,072)
LogMeIn, Inc.	(7)	(583)
Microsoft Corp.	(33)	(5,204)
New Relic, Inc.*	(86)	(3,977)
Nutanix, Inc., Class A*	(647)	(10,223)
Palo Alto Networks, Inc.*	(24)	(3,935)
Ping Identity Holding Corp.*	(34)	(681)
Pluralsight, Inc., Class A*	(290)	(3,184)
PROS Holdings, Inc.*	(23)	(714)
Rapid7, Inc.*	(34)	(1,473)
SailPoint Technologies Holding, Inc.*	(29)	(441)
salesforce.com, Inc.*	(5)	(720)
Slack Technologies, Inc., Class A*	(60)	(1,610)
Smartsheet, Inc., Class A*	(22)	(913)
Splunk, Inc.*	(69)	(8,710)
Switch, Inc., Class A	(281)	(4,055)
Synopsys, Inc.*	(118)	(15,197)
Tenable Holdings, Inc.*	(127)	(2,776)
Trade Desk, Inc. (The), Class A*	(83)	(16,019)
Twilio, Inc., Class A*	(36)	(3,222)
Varonis Systems, Inc.*	(52)	(3,311)
VeriSign, Inc.*	(18)	(3,242)
VMware, Inc., Class A*	(72)	(8,719)
Yext, Inc.*	(219)	(2,232)
Zscaler, Inc.*	(101)	(6,147)
Zuora, Inc., Class A*	(447)	(3,598)

		(196,450)

Technology Hardware & Equipment — (3.6)%
3D Systems Corp.*	(256)	(1,974)
Arista Networks, Inc.*	(24)	(4,861)
CommScope Holding Co., Inc.*	(263)	(2,396)
Dell Technologies, Inc., Class C*	(115)	(4,548)
Dolby Laboratories, Inc., Class A	(15)	(813)
Extreme Networks, Inc.*	(420)	(1,298)
II-VI, Inc.*	(451)	(12,854)
Infinera Corp.*	(247)	(1,309)
Inseego Corp.*	(332)	(2,068)
IPG Photonics Corp.*	(37)	(4,080)
Jabil, Inc.	(27)	(664)
KEMET Corp.	(141)	(3,407)
Littelfuse, Inc.	(22)	(2,935)
MTS Systems Corp.	(3)	(68)
NetScout Systems, Inc.*	(21)	(497)
nLight, Inc.*	(129)	(1,353)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Concluded)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Novanta, Inc. (Canada)*	(10)	$(799)
Plantronics, Inc.	(23)	(231)
Seagate Technology PLC (Ireland)	(189)	(9,223)
Stratasys Ltd. (Israel)*	(236)	(3,764)
Western Digital Corp.	(254)	(10,571)

		(69,713)

Telecommunication Services — (1.6)%
Bandwidth, Inc., Class A*	(30)	(2,019)
Boingo Wireless, Inc.*	(232)	(2,462)
CenturyLink, Inc.	(99)	(937)
Cincinnati Bell, Inc.*	(27)	(395)
Shenandoah Telecommunications Co.	(3)	(148)
Sprint Corp.*	(2,466)	(21,257)
Vonage Holdings Corp.*	(594)	(4,295)

		(31,513)

Transportation — (3.0)%
Air Transport Services Group, Inc.*	(222)	(4,058)
Allegiant Travel Co.	(9)	(736)
American Airlines Group, Inc.	(200)	(2,438)
Atlas Air Worldwide Holdings, Inc.*	(36)	(924)
FedEx Corp.	(177)	(21,463)
Golden Ocean Group Ltd. (Bermuda) .	(9)	(28)
Hawaiian Holdings, Inc.	(82)	(856)
Knight-Swift Transportation Holdings, Inc.	(3)	(98)
Lyft, Inc., Class A*	(69)	(1,853)
Marten Transport Ltd.	(2)	(41)
Matson, Inc.	(95)	(2,909)
Ryder System, Inc.	(222)	(5,870)
Saia, Inc.*	(48)	(3,530)
SkyWest, Inc.	(97)	(2,540)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
United Parcel Service, Inc., Class B	(118)	$(11,024)

		(58,368)

Utilities — (1.6)%
Algonquin Power & Utilities Corp. (Canada)	(6)	(80)
Black Hills Corp.	(58)	(3,714)
CenterPoint Energy, Inc.	(67)	(1,035)
DTE Energy Co.	(86)	(8,167)
Edison International	(65)	(3,561)
National Fuel Gas Co.	(42)	(1,566)
New Jersey Resources Corp.	(11)	(374)
Portland General Electric Co.	(21)	(1,007)
PPL Corp.	(213)	(5,257)
SJW Group	(6)	(347)
South Jersey Industries, Inc.	(46)	(1,150)
Southwest Gas Holdings, Inc.	(37)	(2,574)
Spire, Inc.	(18)	(1,341)
Sunnova Energy International, Inc.*	(3)	(30)

		(30,203)

TOTAL COMMON STOCK (Proceeds $1,935,705)		(1,428,958)

TOTAL SECURITES SOLD SHORT - (74.1)%		(1,428,958)

(Proceeds $1,935,705)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		21,598

NET ASSETS - 100.0%		$1,927,142

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)

The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $60,406, which was collateralized by $9,320 in cash and $53,040 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.88%, and maturity dates ranging from 4/7/2020 - 11/15/2049.

*	Non-income producing.

PLC  Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 94.7%
Automobiles & Components — 0.4%
Fiat Chrysler Automobiles NV (Netherlands)	142	$1,021
Magna International, Inc. (Canada)	4,172	133,170

		134,191

Capital Goods — 14.4%
AAON, Inc.	499	24,112
Advanced Drainage Systems, Inc.	1,030	30,323
Allegion PLC (Ireland)	164	15,091
Arconic, Inc.	16,048	257,731
Barnes Group, Inc.	522	21,835
CAE, Inc. (Canada)	3,390	42,782
Colfax Corp.*	7,583	150,143
Crane Co.	339	16,672
Donaldson Co., Inc.	1,182	45,661
Dover Corp.	123	10,325
Emerson Electric Co.(a)	4,972	236,916
ESCO Technologies, Inc.	16	1,215
Flowserve Corp.	5,050	120,644
Fortune Brands Home & Security, Inc.	3,107	134,378
Gates Industrial Corp. PLC (United Kingdom)*	1,216	8,974
Generac Holdings, Inc.*	1,353	126,059
General Electric Co.	465	3,692
Hexcel Corp.	2,073	77,095
Hubbell, Inc.	65	7,458
ITT, Inc.(a)	6,688	303,368
Lennox International, Inc.	142	25,814
Masco Corp.	2,392	82,691
Middleby Corp. (The)*	1,420	80,770
nVent Electric PLC (Ireland)	3,407	57,476
Owens Corning(a)	6,942	269,419
Quanta Services, Inc.	6,922	219,635
Raytheon Co.(a)	2,920	382,958
RBC Bearings, Inc.*	40	4,512
Regal Beloit Corp.	403	25,369
Rexnord Corp.	251	5,690
Sensata Technologies Holding PLC
(United Kingdom)*	2,758	79,789
Simpson Manufacturing Co., Inc.	2,089	129,476
SiteOne Landscape Supply, Inc.(a)*	2,999	220,786
Stanley Black & Decker, Inc.(a)	4,203	420,300
Trane Technologies PLC (Ireland)	5,304	438,057
United Technologies Corp.(a)*	4,075	384,395
Univar Solutions, Inc.*	2,310	24,763

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Universal Forest Products, Inc.	3,332	$123,917
Westinghouse Air Brake Technologies Corp.	1,806	86,923
Woodward, Inc.	964	57,300

		4,754,514

Commercial & Professional Services — 1.9%
Cimpress PLC (Ireland)*	1,101	58,573
Cintas Corp.	502	86,956
IAA, Inc.*	719	21,541
ManpowerGroup, Inc.	2,997	158,811
Robert Half International, Inc.	194	7,324
Stantec, Inc. (Canada)	839	21,445
TransUnion	1,595	105,557
TriNet Group, Inc.*	2,003	75,433
UniFirst Corp.	596	90,050

		625,690

Consumer Durables & Apparel — 8.5%
BRP, Inc., sub-voting shares (Canada)	110	1,803
Brunswick Corp.(a)	5,435	192,236
Capri Holdings Ltd. (British Virgin Islands)*	3,079	33,222
Carter’s, Inc.	35	2,301
Deckers Outdoor Corp.(a)*	2,872	384,848
DR Horton, Inc.	676	22,984
Garmin Ltd. (Switzerland)	1,187	88,978
Gildan Activewear, Inc. (Canada)	2,608	33,278
Leggett & Platt, Inc.(a)	6,092	162,534
Levi Strauss & Co., Class A	571	7,098
Mohawk Industries, Inc.(a)*	4,511	343,919
NIKE, Inc., Class B	3,083	255,087
Polaris, Inc.	2,852	137,324
PVH Corp.	3,719	139,983
Ralph Lauren Corp.(a)	6,034	403,252
Steven Madden Ltd.	5,019	116,591
Tapestry, Inc.	6,874	89,018
Tempur Sealy International, Inc.(a)*	4,359	190,532
TopBuild Corp.*	41	2,937
Under Armour, Inc., Class C*	15,304	123,350
VF Corp.	1,348	72,900
Whirlpool Corp.	154	13,213

		2,817,388

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — 2.9%
Bright Horizons Family Solutions, Inc.*	28	$2,856
Choice Hotels International, Inc.	343	21,009
Cracker Barrel Old Country Store, Inc.	289	24,051
Darden Restaurants, Inc.	1,852	100,860
Graham Holdings Co., Class B	14	4,776
Hilton Worldwide Holdings, Inc.	259	17,674
Hyatt Hotels Corp., Class A(a)	5,172	247,739
Las Vegas Sands Corp.	531	22,552
Laureate Education, Inc., Class A*	1,062	11,162
MGM Resorts International(a)	12,261	144,680
Restaurant Brands International, Inc. (Canada)	3,534	141,466
Strategic Education, Inc.	943	131,794
Wyndham Hotels & Resorts, Inc.	2,609	82,210

		952,829

Energy — 10.6%
Apache Corp.	8,585	35,885
Canadian Natural Resources Ltd. (Canada)	4,518	61,219
Cenovus Energy, Inc. (Canada)	16,883	34,104
Chevron Corp.(a)	9,084	658,227
Concho Resources, Inc.(a)	9,507	407,375
ConocoPhillips(a)	9,972	307,138
CVR Energy, Inc.	3,292	54,417
EOG Resources, Inc.(a)	6,864	246,555
Halliburton Co.	25,816	176,840
Helmerich & Payne, Inc.	5,947	93,071
Imperial Oil Ltd. (Canada)	1,043	11,755
Kinder Morgan, Inc.(a)	13,261	184,593
Marathon Petroleum Corp.	6,363	150,294
National Oilwell Varco, Inc.(a)	32,044	314,992
Schlumberger Ltd. (Curacao)	15,039	202,876
Suncor Energy, Inc. (Canada)	9,887	156,215
TechnipFMC PLC (United Kingdom)	24,631	166,013
Valero Energy Corp.(a)	3,791	171,960
Williams Cos., Inc. (The)	4,744	67,128

		3,500,657

Food, Beverage & Tobacco — 3.0%
Bunge Ltd. (Bermuda)	5,048	207,119
Campbell Soup Co.(a)	6,988	322,566
Coca-Cola Co. (The)	4,768	210,984

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Lamb Weston Holdings, Inc.	4,228	$241,419

		982,088

Health Care Equipment & Services — 7.3%
Alcon, Inc. (Switzerland)*	508	25,817
AMN Healthcare Services, Inc.*	348	20,118
Baxter International, Inc.	1,641	133,233
Cerner Corp.	2,672	168,309
Cigna Corp.(a)	2,110	373,850
CONMED Corp.	1,345	77,028
DaVita, Inc.(a)*	4,101	311,922
DENTSPLY SIRONA, Inc.(a)	6,355	246,765
DexCom, Inc.(a)*	2,042	549,849
Envista Holdings Corp.*	2,189	32,704
Integer Holdings Corp.*	225	14,144
Integra LifeSciences Holdings Corp.*	1,114	49,762
LivaNova PLC (United Kingdom)*	229	10,362
Select Medical Holdings Corp.*	3,524	52,860
Teladoc Health, Inc.(a)*	2,188	339,162

		2,405,885

Household & Personal Products — 0.1%
Coty, Inc., Class A	5,448	28,112

Materials — 8.8%
Ashland Global Holdings, Inc.(a)	4,461	223,362
Axalta Coating Systems Ltd. (Bermuda)*	12,672	218,845
Chemours Co. (The)	2,947	26,140
Corteva, Inc.(a)	26,132	614,102
Eagle Materials, Inc.	446	26,055
FMC Corp.(a)	5,842	477,233
Franco-Nevada Corp. (Canada)	56	5,573
Linde PLC (Ireland)	929	160,717
Newmont Corp.(a)	9,490	429,707
Pan American Silver Corp. (Canada)	12,889	184,699
PPG Industries, Inc.(a)	2,667	222,961
Southern Copper Corp.	2,488	70,062
Valvoline, Inc.	190	2,487
Vulcan Materials Co.	178	19,236
Yamana Gold, Inc. (Canada)	86,608	238,172

		2,919,351

Media & Entertainment — 1.6%
Interpublic Group of Cos., Inc. (The)(a)	19,720	319,267
News Corp., Class A	11,662	104,666

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
TripAdvisor, Inc.(a)	6,346	$110,357
Zynga, Inc., Class A*	52	356

		534,646

Pharmaceuticals, Biotechnology & Life Sciences — 2.5%
ACADIA Pharmaceuticals, Inc.*	3	127
Acceleron Pharma, Inc.*	69	6,201
Alnylam Pharmaceuticals, Inc.*	252	27,430
BioMarin Pharmaceutical, Inc.*	28	2,366
Bio-Rad Laboratories, Inc., Class A(a)*	831	291,315
Charles River Laboratories
International, Inc.*	1,454	183,509
Emergent BioSolutions, Inc.*	922	53,347
Ionis Pharmaceuticals, Inc.*	4,206	198,860
IQVIA Holdings, Inc.*	139	14,993
Ra Pharmaceuticals, Inc.	113	5,425
Syneos Health, Inc.*	691	27,239

		810,812

Retailing — 10.5%
Advance Auto Parts, Inc.	1,271	118,610
AutoNation, Inc.*	1,794	50,340
Best Buy Co., Inc.(a)	4,886	278,502
Booking Holdings, Inc.(a)*	85	114,352
Burlington Stores, Inc.*	1,299	205,839
Dick’s Sporting Goods, Inc.	3,504	74,495
Etsy, Inc.*	70	2,691
Expedia Group, Inc.(a)	6,596	371,157
Foot Locker, Inc.(a)	15,549	342,855
Gap, Inc. (The)	23,043	162,223
Genuine Parts Co.	636	42,822
Kohl’s Corp.	240	3,502
Macy’s, Inc.	4,905	24,084
Nordstrom, Inc.	42	644
RH(a)*	3,880	389,824
TJX Cos., Inc. (The)(a)	16,500	788,865
Ulta Beauty, Inc.(a)*	2,070	363,699
Williams-Sonoma, Inc.	2,893	123,010

		3,457,514

Semiconductors & Semiconductor Equipment — 4.7%
Amkor Technology, Inc.*	830	6,466
Applied Materials, Inc.(a)	11,193	512,863
Brooks Automation, Inc.	2,388	72,834
Cirrus Logic, Inc.(a)*	4,495	295,007

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Enphase Energy, Inc.(a)*	14,151	$456,936
Qorvo, Inc.(a)*	2,416	194,802

		1,538,908

Software & Services — 9.1%
Alteryx, Inc., Class A(a)*	2,479	235,926
Amdocs, Ltd. (Guernsey)	1,265	69,537
Black Knight, Inc.*	252	14,631
Blackline, Inc.*	66	3,472
CGI, Inc. (Canada)*	136	7,400
CoreLogic, Inc.	261	7,971
Coupa Software, Inc.*	237	33,116
Descartes Systems Group, Inc. (The) (Canada)*	185	6,362
Dropbox, Inc., Class A*	1,734	31,385
Euronet Worldwide, Inc.*	596	51,089
GoDaddy, Inc., Class A(a)*	4,356	248,771
Leidos Holdings, Inc.(a)	3,499	320,683
MAXIMUS, Inc.	893	51,973
NortonLifeLock, Inc.(a)	37,616	703,795
PTC, Inc.*	3,387	207,318
Science Applications International Corp.	245	18,284
Square, Inc., Class A(a)*	11,199	586,604
SS&C Technologies Holdings, Inc.(a)	5,530	242,325
WEX, Inc.*	1,670	174,598

		3,015,240

Technology Hardware & Equipment — 4.8%
Arrow Electronics, Inc.*	1,340	69,506
Avnet, Inc.	3,686	92,519
Ciena Corp.(a)*	2,883	114,772
Coherent, Inc.*	143	15,217
EchoStar Corp., Class A*	560	17,903
FLIR Systems, Inc.	988	31,507
HP,Inc.(a)	4,566	79,266
Lumentum Holdings, Inc.(a)*	7,705	567,858
National Instruments Corp.	36	1,191
NCR Corp.*	4,363	77,225
SYNNEX Corp.(a)	2,258	165,060
Trimble, Inc.*	889	28,297
Xerox Holdings Corp.(a)	17,970	340,352

		1,600,673

Telecommunication Services — 0.1%
BCE, Inc. (Canada)	85	3,473

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Iridium Communications, Inc.*	1,728	$38,586

		42,059

Transportation — 3.3%
Alaska Air Group, Inc.(a)	10,149	288,942
Delta Air Lines, Inc.(a)	12,409	354,029
JetBlue Airways Corp.*	231	2,067
Kirby Corp.*	278	12,085
Schneider National, Inc., Class B	3,386	65,485
Southwest Airlines Co.(a)	9,825	349,868

		1,072,476

Utilities — 0.2%
American Water Works Co., Inc.	74	8,847
MDU Resources Group, Inc.	2,698	58,007

		66,854

TOTAL COMMON STOCKS (Cost $36,750,197)		31,259,887

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.3%		1,757,575

NET ASSETS - 5.3%		$33,017,462

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.

PLC  Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Over-the-counter total return swaps outstanding as of March 31, 2020.

The Fund maintains a portfolio of short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between July 2, 2020 and June 3, 2021, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents (143.9)% of net assets.

The following table represents the individual short positions and related values of total return swaps as of March 31, 2020:

Total Return Swaps

Reference Entity	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Harley-Davidson, Inc.	Morgan Stanley	(10,342)	$(311,613)	$(195,774)	$112,196
LCI Industries	Morgan Stanley	(77)	(5,816)	(5,146)	648
Thor Industries, Inc.	Morgan Stanley	(5,842)	(250,954)	(246,416)	4,894

		(16,261)	(568,383)	(447,336)	117,738

Capital Goods
Allison Transmission Holdings, Inc.	Morgan Stanley	(3,122)	(126,768)	(101,808)	24,815
Boeing Co. (The)	Morgan Stanley	(7,014)	(1,458,845)	(1,046,068)	409,950
BWX Technologies, Inc.	Morgan Stanley	(954)	(47,575)	(46,469)	1,095
Caterpillar, Inc.	Morgan Stanley	(2,625)	(254,961)	(304,605)	(49,282)
Fastenal Co.	Morgan Stanley	(3,432)	(114,699)	(107,250)	8,194
GrafTech International Ltd.	Morgan Stanley	(2,093)	(17,118)	(16,995)	117
Huntington Ingalls Industries, Inc.	Morgan Stanley	(39)	(7,329)	(7,106)	202
John Bean Technologies Corp.	Morgan Stanley	(634)	(57,470)	(47,087)	10,393
MasTec, Inc.	Morgan Stanley	(3,171)	(93,114)	(103,787)	(10,561)
Moog, Inc., Class A	Morgan Stanley	(27)	(2,565)	(1,364)	3,031
Navistar International Corp.	Morgan Stanley	(3,250)	(107,268)	(53,592)	54,028
Parker-Hannifin Corp.	Morgan Stanley	(2,994)	(596,844)	(388,412)	208,539
Toro Co. (The)	Morgan Stanley	(878)	(61,313)	(57,149)	4,006
Valmont Industries, Inc.	Morgan Stanley	(79)	(6,997)	(8,372)	(1,436)
Virgin Galactic Holdings, Inc.	Morgan Stanley	(1,653)	(25,381)	(24,431)	957
WW Grainger, Inc.	Morgan Stanley	(421)	(109,190)	(104,619)	4,708

		(32,386)	(3,087,437)	(2,419,114)	668,756

Commercial & Professional Services
Copart, Inc.	Morgan Stanley	(7,141)	(596,275)	(489,301)	107,863
Nielsen Holdings PLC (United Kingdom).	Morgan Stanley	(5,926)	(89,234)	(74,312)	17,847
Rollins, Inc.	Morgan Stanley	(997)	(39,336)	(36,032)	4,439
Thomson Reuters Corp. (Canada)	Morgan Stanley	(288)	(22,483)	(19,544)	2,838
Verisk Analytics, Inc.	Morgan Stanley	(2,816)	(444,200)	(392,494)	51,777

		(17,168)	(1,191,528)	(1,011,683)	184,764

Consumer Durables & Apparel
Hasbro, Inc.	Morgan Stanley	(1,153)	(77,557)	(82,497)	(4,852)
Skechers U.S.A., Inc., Class A	Morgan Stanley	(1,798)	(66,587)	(42,685)	23,973

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Toll Brothers, Inc.	Morgan Stanley	(382)	$(11,819)	$(7,353)	$4,452

		(3,333)	(155,963)	(132,535)	23,573

Consumer Services
Carnival Corp. (Panama)	Morgan Stanley	(2,311)	(26,515)	(30,436)	(3,912)
Churchill Downs, Inc.	Morgan Stanley	(441)	(60,800)	(45,401)	15,461
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(19,644)	(417,020)	(215,298)	202,334
Wendy’s Co. (The)	Morgan Stanley	(3,776)	(72,569)	(56,187)	16,298

		(26,172)	(576,904)	(347,322)	230,181

Energy
Cabot Oil & Gas Corp.	Morgan Stanley	(19,791)	(345,364)	(340,207)	5,659
EQT Corp.	Morgan Stanley	(13,029)	(108,853)	(92,115)	16,875
Equitrans Midstream Corp.	Morgan Stanley	(14,982)	(212,620)	(75,359)	135,258
Hess Corp.	Morgan Stanley	(19,616)	(1,012,309)	(653,213)	355,160
Marathon Oil Corp.	Morgan Stanley	(103,354)	(637,900)	(340,035)	298,668
Noble Energy, Inc.	Morgan Stanley	(6,212)	(47,039)	(37,520)	9,478
Occidental Petroleum Corp.	Morgan Stanley	(47,073)	(825,787)	(545,105)	268,649
ONEOK, Inc.	Morgan Stanley	(8,833)	(402,286)	(192,648)	206,270
Pembina Pipeline Corp. (Canada)	Morgan Stanley	(5,050)	(119,459)	(94,990)	23,975
Phillips 66.	Morgan Stanley	(2,960)	(268,944)	(158,804)	107,859
Pioneer Natural Resources Co.	Morgan Stanley	(1,355)	(180,496)	(95,053)	103,810
WPX Energy, Inc.	Morgan Stanley	(16,854)	(143,689)	(51,405)	92,475

		(259,109)	(4,304,746)	(2,676,454)	1,624,136

Food & Staples Retailing
BJ’s Wholesale Club Holdings, Inc.	Morgan Stanley	(912)	(19,912)	(23,229)	(3,318)
Grocery Outlet Holding Corp.	Morgan Stanley	(18)	(635)	(618)	6
Walgreens Boots Alliance, Inc.	Morgan Stanley	(9,434)	(450,207)	(431,606)	19,226
Walmart, Inc.	Morgan Stanley	(955)	(113,242)	(108,507)	(1,932)

		(11,319)	(583,996)	(563,960)	13,982

Food, Beverage & Tobacco
Boston Beer Co., Inc. (The), Class A	Morgan Stanley	(1,264)	(454,956)	(464,596)	(8,968)
Brown-Forman Corp., Class B	Morgan Stanley	(1,533)	(101,569)	(85,097)	16,261
Coca-Cola Consolidated, Inc.	Morgan Stanley	(42)	(8,850)	(8,758)	73
Darling Ingredients, Inc.	Morgan Stanley	(6,643)	(136,124)	(127,346)	8,956
Freshpet, Inc.	Morgan Stanley	(67)	(3,420)	(4,279)	(886)
General Mills, Inc.	Morgan Stanley	(229)	(11,455)	(12,084)	(644)
Hormel Foods Corp.	Morgan Stanley	(12,079)	(525,467)	(563,365)	(37,117)
Kellogg Co.	Morgan Stanley	(5,809)	(357,023)	(348,482)	8,713
Kraft Heinz Co. (The)	Morgan Stanley	(27,967)	(654,049)	(691,903)	(41,890)
Lancaster Colony Corp.	Morgan Stanley	(291)	(42,108)	(42,090)	24
Monster Beverage Corp.	Morgan Stanley	(4,407)	(280,608)	(247,938)	36,007
PepsiCo, Inc.	Morgan Stanley	(3,314)	(469,820)	(398,011)	69,550
Pilgrim’s Pride Corp.	Morgan Stanley	(7,270)	(139,253)	(131,732)	7,704

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Post Holdings, Inc.	Morgan Stanley	(3,308)	$(320,631)	$(274,465)	$46,630

		(74,223)	(3,505,333)	(3,400,146)	104,413

Health Care Equipment & Services
Amedisys, Inc.	Morgan Stanley	(340)	(58,271)	(62,404)	(4,074)
AmerisourceBergen Corp.	Morgan Stanley	(1,234)	(102,600)	(109,209)	(6,482)
Cantel Medical Corp.	Morgan Stanley	(2,524)	(190,878)	(90,612)	100,030
Centene Corp.	Morgan Stanley	(1,502)	(84,410)	(89,234)	(4,725)
Chemed Corp.	Morgan Stanley	(3)	(1,237)	(1,300)	(94)
CVS Health Corp.	Morgan Stanley	(10,978)	(653,186)	(651,325)	2,839
Edwards Lifesciences Corp.	Morgan Stanley	(274)	(53,865)	(51,682)	2,234
Encompass Health Corp.	Morgan Stanley	(5,718)	(368,892)	(366,123)	(308)
Glaukos Corp.	Morgan Stanley	(215)	(15,650)	(6,635)	9,008
HealthEquity, Inc.	Morgan Stanley	(3,232)	(218,331)	(163,507)	55,130
Hill-Rom Holdings, Inc.	Morgan Stanley	(823)	(80,302)	(82,794)	(2,491)
HMS Holdings Corp.	Morgan Stanley	(1,029)	(24,577)	(26,003)	(1,420)
ICU Medical, Inc.	Morgan Stanley	(577)	(107,932)	(116,421)	(8,355)
LHC Group, Inc.	Morgan Stanley	(2,171)	(280,888)	(304,374)	(23,084)
Livongo Health, Inc.	Morgan Stanley	(1,723)	(39,140)	(49,157)	(9,988)
Masimo Corp.	Morgan Stanley	(2,268)	(364,873)	(401,708)	(36,303)
Penumbra, Inc.	Morgan Stanley	(451)	(77,125)	(72,760)	4,452
Quidel Corp.	Morgan Stanley	(761)	(63,495)	(74,433)	(10,872)
ResMed, Inc.	Morgan Stanley	(1,945)	(321,122)	(286,479)	34,871
Tandem Diabetes Care, Inc.	Morgan Stanley	(4,420)	(297,498)	(284,427)	219
Varian Medical Systems, Inc.	Morgan Stanley	(1,575)	(224,085)	(161,690)	69,053
Veeva Systems, Inc., Class A	Morgan Stanley	(3,200)	(441,292)	(500,384)	(58,442)

		(46,963)	(4,069,649)	(3,952,661)	111,198

Household & Personal Products
Clorox Co. (The)	Morgan Stanley	(466)	(81,123)	(80,735)	(2,821)
Energizer Holdings, Inc.	Morgan Stanley	(1,657)	(83,242)	(50,124)	43,504
WD-40 Co.	Morgan Stanley	(376)	(70,310)	(75,520)	(5,133)

		(2,499)	(234,675)	(206,379)	35,550

Materials
Albemarle Corp.	Morgan Stanley	(2,782)	(212,995)	(156,821)	55,693
Balchem Corp.	Morgan Stanley	(739)	(68,769)	(72,954)	(4,110)
Berry Global Group, Inc.	Morgan Stanley	(12,083)	(503,195)	(407,318)	96,623
International Paper Co.	Morgan Stanley	(3,942)	(117,872)	(122,714)	(4,692)
Methanex Corp. (Canada)	Morgan Stanley	(1,130)	(45,996)	(13,752)	31,469
Nutrien Ltd. (Canada)	Morgan Stanley	(2,497)	(101,212)	(84,748)	16,105
Olin Corp.	Morgan Stanley	(482)	(5,465)	(5,625)	(318)
Packaging Corp. of America	Morgan Stanley	(600)	(52,242)	(52,098)	193
Quaker Chemical Corp.	Morgan Stanley	(170)	(29,396)	(21,468)	7,942
Royal Gold, Inc.	Morgan Stanley	(126)	(11,536)	(11,051)	471
Scotts Miracle-Gro Co. (The)	Morgan Stanley	(647)	(77,090)	(66,253)	10,618
Sherwin-Williams Co. (The)	Morgan Stanley	(1,098)	(591,896)	(504,553)	87,485
Steel Dynamics, Inc.	Morgan Stanley	(98)	(2,180)	(2,209)	(56)

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Westlake Chemical Corp.	Morgan Stanley	(1,409)	$(75,156)	$(53,782)	$21,397

		(27,803)	(1,895,000)	(1,575,346)	318,820

Media & Entertainment
Altice USA, Inc., Class A	Morgan Stanley	(14,329)	(306,332)	(319,393)	(12,620)
Cable One, Inc.	Morgan Stanley	(107)	(149,880)	(175,909)	(25,829)
John Wiley & Sons, Inc., Class A	Morgan Stanley	(25)	(860)	(937)	(116)
Live Nation Entertainment, Inc.	Morgan Stanley	(3,441)	(171,851)	(156,428)	15,657
Madison Square Garden Co. (The), Class A	Morgan Stanley	(946)	(251,276)	(199,994)	55,863
Nexstar Media Group, Inc., Class A	Morgan Stanley	(2,915)	(317,246)	(168,283)	183,514
Roku, Inc.	Morgan Stanley	(12,186)	(1,319,065)	(1,066,031)	255,041
Sinclair Broadcast Group, Inc., Class A	Morgan Stanley	(5,444)	(199,681)	(87,540)	110,517
TEGNA, Inc.	Morgan Stanley	(23,993)	(368,723)	(260,564)	106,962
ViacomCBS, Inc., Class B	Morgan Stanley	(51,968)	(1,020,800)	(728,072)	285,926
World Wrestling Entertainment, Inc., Class A	Morgan Stanley	(8,753)	(528,997)	(296,989)	230,746

		(124,107)	(4,634,711)	(3,460,140)	1,205,661

Pharmaceuticals, Biotechnology & Life Sciences
Adaptive Biotechnologies Corp.	Morgan Stanley	(1,316)	(30,448)	(36,558)	(7,062)
Agilent Technologies, Inc.	Morgan Stanley	(3,576)	(245,320)	(256,113)	(11,086)
Alector, Inc.	Morgan Stanley	(76)	(2,029)	(1,834)	166
Alexion Pharmaceuticals, Inc.	Morgan Stanley	(920)	(75,772)	(82,607)	(6,749)
Amgen, Inc.	Morgan Stanley	(5,031)	(1,049,080)	(1,019,935)	27,921
Arrowhead Pharmaceuticals, Inc.	Morgan Stanley	(1,634)	(45,740)	(47,010)	(1,231)
Avantor, Inc.	Morgan Stanley	(1,560)	(18,393)	(19,484)	(1,095)
Axsome Therapeutics, Inc.	Morgan Stanley	(154)	(8,943)	(9,060)	(134)
Bausch Health Cos, Inc. (Canada)	Morgan Stanley	(26,804)	(498,388)	(415,462)	83,665
Bluebird Bio, Inc.	Morgan Stanley	(7,987)	(585,355)	(367,082)	219,146
Bristol-Myers Squibb Co.	Morgan Stanley	(5,622)	(365,043)	(313,370)	52,207
Catalent, Inc.	Morgan Stanley	(4,847)	(232,785)	(251,802)	(18,689)
Deciphera Pharmaceuticals, Inc.	Morgan Stanley	(2,329)	(93,401)	(95,885)	(2,371)
FibroGen, Inc.	Morgan Stanley	(3,581)	(116,731)	(124,440)	(7,560)
Gilead Sciences, Inc.	Morgan Stanley	(5,988)	(443,037)	(447,663)	(8,291)
Illumina, Inc.	Morgan Stanley	(95)	(23,052)	(25,946)	(2,890)
Jazz Pharmaceuticals PLC (Ireland)	Morgan Stanley	(1,996)	(215,473)	(199,081)	16,693
Mirati Therapeutics, Inc.	Morgan Stanley	(885)	(72,816)	(68,030)	4,866
MyoKardia, Inc.	Morgan Stanley	(153)	(9,569)	(7,173)	2,522
Nektar Therapeutics	Morgan Stanley	(831)	(16,063)	(14,833)	(355)
Perrigo Co. PLC (Ireland)	Morgan Stanley	(10,471)	(559,578)	(503,550)	54,725
Principia Biopharma, Inc.	Morgan Stanley	(27)	(1,572)	(1,603)	(61)
PTC Therapeutics, Inc.	Morgan Stanley	(681)	(26,375)	(30,379)	(3,996)
Reata Pharmaceuticals, Inc., Class A	Morgan Stanley	(1,012)	(176,219)	(146,072)	29,051
Sage Therapeutics, Inc.	Morgan Stanley	(374)	(28,042)	(10,741)	17,312
Sarepta Therapeutics, Inc.	Morgan Stanley	(2,246)	(228,539)	(219,704)	9,157
Thermo Fisher Scientific, Inc.	Morgan Stanley	(3,593)	(1,085,142)	(1,018,975)	67,150
United Therapeutics Corp.	Morgan Stanley	(62)	(5,655)	(5,879)	(248)

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Waters Corp.	Morgan Stanley	(1,932)	$(354,088)	$(351,721)	$2,883

		(95,783)	(6,612,648)	(6,091,992)	515,646

Retailing
CarMax, Inc.	Morgan Stanley	(4,325)	(357,432)	(232,815)	126,434
Carvana Co.	Morgan Stanley	(5,707)	(237,664)	(314,399)	(76,399)
Dollar General Corp.	Morgan Stanley	(3,316)	(486,581)	(500,749)	(13,448)
Dollar Tree, Inc.	Morgan Stanley	(2,014)	(156,408)	(147,969)	8,692
Five Below, Inc.	Morgan Stanley	(2,519)	(153,863)	(177,287)	(23,219)
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	(1,080)	(60,872)	(34,657)	44,176
Grubhub, Inc.	Morgan Stanley	(11,601)	(805,480)	(472,509)	334,185
Lowe’s Cos., Inc.	Morgan Stanley	(8,023)	(849,516)	(690,379)	160,419
Murphy USA, Inc.	Morgan Stanley	(1,339)	(141,083)	(112,958)	31,877
Qurate Retail, Inc.	Morgan Stanley	(7,638)	(45,063)	(46,630)	(1,529)
Wayfair, Inc., Class A	Morgan Stanley	(18,460)	(1,137,193)	(986,502)	152,417

		(66,022)	(4,431,155)	(3,716,854)	743,605

Semiconductors & Semiconductor Equipment
Broadcom, Inc.	Morgan Stanley	(3,286)	(657,888)	(779,111)	(126,390)
Cree, Inc.	Morgan Stanley	(6,065)	(270,628)	(215,065)	55,949
Diodes, Inc.	Morgan Stanley	(15)	(608)	(610)	(32)
KLA Corp.	Morgan Stanley	(242)	(35,188)	(34,785)	427
Marvell Technology Group Ltd. (Bermuda)	Morgan Stanley	(14,694)	(376,039)	(332,525)	49,372
Micron Technology, Inc.	Morgan Stanley	(14,330)	(631,364)	(602,720)	29,589
MKS Instruments, Inc.	Morgan Stanley	(2,286)	(231,672)	(186,195)	45,557
ON Semiconductor Corp.	Morgan Stanley	(43,379)	(737,509)	(539,635)	198,983
Semtech Corp.	Morgan Stanley	(1,438)	(48,325)	(53,925)	(5,557)
Xilinx, Inc.	Morgan Stanley	(4,408)	(327,210)	(343,560)	(15,876)

		(90,143)	(3,316,431)	(3,088,131)	232,022

Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	(29)	(4,751)	(4,735)	(8)
ACI Worldwide, Inc.	Morgan Stanley	(2,999)	(78,167)	(72,426)	5,727
Akamai Technologies, Inc.	Morgan Stanley	(1,665)	(145,483)	(152,331)	(6,655)
Alarm.com Holdings, Inc.	Morgan Stanley	(76)	(2,922)	(2,957)	(78)
Anaplan, Inc.	Morgan Stanley	(4,845)	(176,058)	(146,610)	29,688
ANSYS, Inc.	Morgan Stanley	(2,555)	(572,212)	(593,961)	(20,896)
Appfolio, Inc., Class A	Morgan Stanley	(719)	(70,723)	(79,773)	(8,972)
Appian Corp.	Morgan Stanley	(128)	(5,659)	(5,149)	(1,335)
Aspen Technology, Inc.	Morgan Stanley	(1)	(95)	(95)	(32)
Broadridge Financial Solutions, Inc.	Morgan Stanley	(875)	(86,590)	(82,976)	2,898
Cadence Design Systems, Inc.	Morgan Stanley	(270)	(17,055)	(17,831)	(781)
Ceridian HCM Holding, Inc.	Morgan Stanley	(2,632)	(193,377)	(131,784)	71,821
Citrix Systems, Inc.	Morgan Stanley	(1)	(105)	(142)	(68)
Cloudflare, Inc., Class A	Morgan Stanley	(34)	(629)	(798)	(200)
DXC Technology Co.	Morgan Stanley	(8,658)	(216,136)	(112,987)	101,799

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Envestnet, Inc.	Morgan Stanley	(1,508)	$(111,028)	$(81,100)	$30,068
Five9, Inc.	Morgan Stanley	(1,420)	(103,514)	(108,573)	(6,712)
Fortinet, Inc.	Morgan Stanley	(1,156)	(109,896)	(116,952)	(6,918)
Globant SA (Luxembourg)	Morgan Stanley	(1,992)	(190,841)	(175,057)	16,872
Guidewire Software, Inc.	Morgan Stanley	(2,029)	(228,536)	(160,920)	80,521
Medallia, Inc.	Morgan Stanley	(1,421)	(33,180)	(28,477)	4,722
New Relic, Inc.	Morgan Stanley	(3,188)	(171,470)	(147,413)	21,572
Nutanix, Inc., Class A	Morgan Stanley	(18,807)	(324,843)	(297,151)	28,163
Open Text Corp. (Canada)	Morgan Stanley	(615)	(28,926)	(21,476)	11,212
Palo Alto Networks, Inc.	Morgan Stanley	(46)	(7,779)	(7,542)	217
Qualys, Inc.	Morgan Stanley	(80)	(6,492)	(6,959)	(489)
Slack Technologies, Inc., Class A	Morgan Stanley	(9,799)	(202,919)	(263,005)	(59,805)
SolarWinds Corp.	Morgan Stanley	(816)	(13,961)	(12,787)	1,207
Splunk, Inc.	Morgan Stanley	(3,290)	(405,179)	(415,297)	(19,033)
Switch, Inc., Class A	Morgan Stanley	(5,537)	(71,566)	(79,899)	(8,314)
Synopsys, Inc.	Morgan Stanley	(5,575)	(752,933)	(718,004)	36,061
Teradata Corp.	Morgan Stanley	(177)	(3,322)	(3,627)	(332)
Trade Desk, Inc. (The), Class A	Morgan Stanley	(3,697)	(935,212)	(713,521)	218,531
Twilio, Inc., Class A	Morgan Stanley	(2,795)	(316,823)	(250,125)	69,639
VeriSign, Inc.	Morgan Stanley	(947)	(161,941)	(170,545)	(8,385)
VMware, Inc., Class A	Morgan Stanley	(2,662)	(325,743)	(322,368)	3,846
Zscaler, Inc.	Morgan Stanley	(3,860)	(194,614)	(234,920)	(49,496)

		(96,904)	(6,270,680)	(5,740,273)	536,055

Technology Hardware & Equipment
Acacia Communications, Inc.	Morgan Stanley	(15)	(971)	(1,008)	(371)
Arista Networks, Inc.	Morgan Stanley	(527)	(101,997)	(106,744)	(4,621)
Corning, Inc.	Morgan Stanley	(6,598)	(140,711)	(135,523)	5,373
Dell Technologies, Inc., Class C	Morgan Stanley	(5,450)	(185,344)	(215,548)	(29,949)
F5 Networks, Inc.	Morgan Stanley	(423)	(43,998)	(45,104)	(1,070)
Hewlett Packard Enterprise Co.	Morgan Stanley	(3,340)	(28,737)	(32,431)	(3,684)
II-VI, Inc.	Morgan Stanley	(5,335)	(188,714)	(152,047)	36,926
Itron, Inc.	Morgan Stanley	(89)	(6,160)	(4,969)	2,656
Jabil, Inc.	Morgan Stanley	(323)	(7,741)	(7,939)	(218)
Seagate Technology PLC (Ireland)	Morgan Stanley	(8,189)	(357,718)	(399,623)	(45,640)
Ubiquiti, Inc.	Morgan Stanley	(40)	(5,294)	(5,663)	(393)
ViaSat, Inc.	Morgan Stanley	(324)	(17,996)	(11,638)	6,354
Western Digital Corp.	Morgan Stanley	(8,389)	(460,953)	(349,150)	104,929

		(39,042)	(1,546,334)	(1,467,387)	70,292

Telecommunication Services
CenturyLink, Inc.	Morgan Stanley	(28,408)	(276,447)	(268,740)	8,098
Shenandoah Telecommunications Co.	Morgan Stanley	(355)	(16,639)	(17,484)	(851)
Sprint Corp.	Morgan Stanley	(119,764)	(871,501)	(1,032,366)	(159,549)
TELUS Corp. (Canada)	Morgan Stanley	(4,211)	(72,672)	(66,450)	5,643
United States Cellular Corp.	Morgan Stanley	(753)	(21,618)	(22,055)	(436)

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Concluded)

March 31, 2020

(Unaudited)

Total Return Swaps (concluded)

Reference Entity	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Telecommunication Services — (continued)
Verizon Communications, Inc.	Morgan Stanley	(8,078)	$(460,988)	$(434,031)	$26,936

		(161,569)	(1,719,865)	(1,841,126)	(120,159)

Transportation
CH Robinson Worldwide, Inc.	Morgan Stanley	(1,738)	(112,241)	(115,056)	(2,916)
FedEx Corp.	Morgan Stanley	(8,729)	(1,218,734)	(1,058,478)	156,288
JB Hunt Transport Services, Inc.	Morgan Stanley	(43)	(4,037)	(3,966)	43
Knight-Swift Transportation Holdings, Inc.	Morgan Stanley	(724)	(22,720)	(23,747)	(1,024)
Lyft, Inc., Class A	Morgan Stanley	(5,459)	(116,114)	(146,574)	(30,312)
Ryder System, Inc.	Morgan Stanley	(4,081)	(234,096)	(107,902)	116,141
United Parcel Service, Inc., Class B	Morgan Stanley	(7,960)	(731,529)	(743,623)	(10,995)

		(28,734)	(2,439,471)	(2,199,346)	227,225

Utilities
Algonquin Power & Utilities Corp. (Canada)	Morgan Stanley	(803)	(9,267)	(10,760)	(1,624)
ALLETE, Inc.	Morgan Stanley	(839)	(64,851)	(50,910)	13,707
American States Water Co.	Morgan Stanley	(256)	(20,173)	(20,925)	(753)
Avangrid, Inc.	Morgan Stanley	(183)	(9,486)	(8,012)	2,083
California Water Service Group	Morgan Stanley	(224)	(10,551)	(11,272)	(737)
Clearway Energy, Inc., Class A	Morgan Stanley	(186)	(3,117)	(3,194)	(104)
DTE Energy Co.	Morgan Stanley	(5,911)	(657,335)	(561,368)	89,830
Edison International	Morgan Stanley	(10,029)	(654,190)	(549,489)	93,023
Exelon Corp.	Morgan Stanley	(13,984)	(655,189)	(514,751)	139,461
IDACORP, Inc.	Morgan Stanley	(462)	(48,132)	(40,559)	7,616
National Fuel Gas Co.	Morgan Stanley	(2,496)	(117,839)	(93,076)	23,911
New Jersey Resources Corp.	Morgan Stanley	(806)	(29,937)	(27,380)	2,378
ONE Gas, Inc.	Morgan Stanley	(102)	(9,117)	(8,529)	1,296
Ormat Technologies, Inc.	Morgan Stanley	(897)	(58,686)	(60,691)	(1,977)
Pinnacle West Capital Corp.	Morgan Stanley	(4,104)	(372,810)	(311,042)	61,030
Portland General Electric Co.	Morgan Stanley	(452)	(26,817)	(21,669)	4,953
PPL Corp.	Morgan Stanley	(21,067)	(654,054)	(519,934)	129,506
Sempra Energy	Morgan Stanley	(72)	(8,662)	(8,135)	508
South Jersey Industries, Inc.	Morgan Stanley	(2,019)	(47,981)	(50,475)	(2,744)
Southwest Gas Holdings, Inc.	Morgan Stanley	(2,488)	(203,067)	(173,065)	28,319
Spire, Inc.	Morgan Stanley	(1,520)	(126,163)	(113,210)	11,476

		(68,900)	(3,787,424)	(3,158,446)	601,158

Total Reference Entity — Short			$(54,932,333)	$(47,496,631)	$7,444,616

*	Includes $8,914 related to open trades, dividends receivables/payables and swap receivables/payables activities.

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments

March 31, 2020

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 90.8%
COMMON STOCKS — 29.9%
Automobiles & Components — 0.2%
Aptiv PLC (Jersey)†	126	$6,204
Fiat Chrysler Automobiles NV (Netherlands)†	523	3,760
Magna International, Inc. (Canada)†	674	21,514
Tesla Motors, Inc.†*	8	4,192

		35,670

Capital Goods — 4.7%
AAON, Inc.†	154	7,441
Advanced Drainage Systems, Inc.†	318	9,362
AECOM†*	197	5,880
AerCap Holdings NV (Netherlands)†*	15	342
Allegion PLC (Ireland)†	105	9,662
AMETEK, Inc.†	45	3,241
Arconic, Inc.†	1,978	31,767
Barnes Group, Inc.†	159	6,651
CAE, Inc. (Canada)†	804	10,146
Colfax Corp.†*	1,190	23,562
Crane Co.†	153	7,525
Curtiss-Wright Corp.†	24	2,218
Donaldson Co., Inc.†	322	12,439
Dover Corp.†	135	11,332
Eaton Corp. PLC (Ireland)†	28	2,175
Emerson Electric Co.†	587	27,971
ESCO Technologies, Inc.†	7	531
Flowserve Corp.†	904	21,597
Fortune Brands Home & Security, Inc.†	541	23,398
Franklin Electric Co., Inc.†	38	1,791
Gates Industrial Corp. PLC (United Kingdom)†*	499	3,683
Generac Holdings, Inc.†*	254	23,665
General Electric Co.†	1,613	12,807
HEICO Corp.†	122	9,102
Hexcel Corp.†	436	16,215
Honeywell International, Inc.†	58	7,760
Hubbell, Inc.†	122	13,998
Ingersoll Rand, Inc.†*	315	7,812
ITT, Inc.†	697	31,616
Lennox International, Inc.†	77	13,998
Masco Corp.†	391	13,517
Middleby Corp. (The)†*	304	17,292
MSC Industrial Direct Co., Inc., Class A†	6	330

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
nVent Electric PLC (Ireland)†	774	$13,057
Owens Corning†	862	33,454
Pentair PLC (Ireland)†	42	1,250
Quanta Services, Inc.†	1,017	32,270
Raytheon Co.†	226	29,640
RBC Bearings, Inc.†*	40	4,512
Regal Beloit Corp.†	169	10,639
Rexnord Corp.†	266	6,030
Sensata Technologies Holding PLC (United Kingdom)†*	635	18,371
Simpson Manufacturing Co., Inc.†	358	22,189
SiteOne Landscape Supply, Inc.†*	425	31,288
Snap-on, Inc.†	1	109
Spirit AeroSystems Holdings, Inc., Class A†	166	3,972
Stanley Black & Decker, Inc.†	377	37,700
Trane Technologies PLC (Ireland)†	475	39,230
Trex Co., Inc.†*	82	6,571
Trinity Industries, Inc.†	34	546
United Technologies Corp.†*	326	30,752
Univar Solutions, Inc.†*	814	8,726
Universal Forest Products, Inc.†	671	24,954
Watts Water Technologies, Inc., Class A†	35	2,963
Westinghouse Air Brake Technologies Corp.†	406	19,541
Woodward, Inc.†	213	12,661
Xylem, Inc.†	192	12,505

		793,756

Commercial & Professional Services — 0.8%
Advanced Disposal Services, Inc.†*	191	6,265
Cimpress PLC (Ireland)†*	220	11,704
Cintas Corp.†	104	18,015
IAA, Inc.†*	243	7,280
ManpowerGroup, Inc.†	361	19,129
MSA Safety, Inc.	1	101
Ritchie Bros Auctioneers, Inc. (Canada)†	62	2,119
Robert Half International, Inc.†	69	2,605
Stantec, Inc. (Canada)†	223	5,700
TransUnion†	313	20,714
TriNet Group, Inc.†*	468	17,625
UniFirst Corp.†	136	20,548

		131,805

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — 2.6%
BRP, Inc., sub-voting shares (Canada)†	33	$541
Brunswick Corp.†	759	26,846
Capri Holdings Ltd. (British Virgin Islands)†*	775	8,362
Carter’s, Inc.	29	1,906
Columbia Sportswear Co.†	47	3,279
Deckers Outdoor Corp.†*	339	45,426
DR Horton, Inc.†	429	14,586
Garmin Ltd. (Switzerland)†	299	22,413
Gildan Activewear, Inc. (Canada)†	827	10,553
Hanesbrands, Inc.	146	1,149
Helen of Troy Ltd. (Bermuda)†*	4	576
Leggett & Platt, Inc.†	689	18,383
Levi Strauss & Co., Class A†	163	2,026
Lululemon Athletica, Inc.*	12	2,275
Mohawk Industries, Inc.†*	460	35,071
NIKE, Inc., Class B†	381	31,524
Polaris, Inc.†	382	18,393
PulteGroup, Inc.†	130	2,902
PVH Corp.†	534	20,100
Ralph Lauren Corp.†	553	36,957
Steven Madden Ltd.†	892	20,721
Tapestry, Inc.†	1,238	16,032
Tempur Sealy International, Inc.†*	647	28,280
TopBuild Corp.†*	234	16,764
Under Armour, Inc., Class C†*	2,697	21,738
VF Corp.†	341	18,441
Whirlpool Corp.†	99	8,494

		433,738

Consumer Services — 1.3%
Bright Horizons Family Solutions, Inc.†*	29	2,958
Choice Hotels International, Inc.†	193	11,821
Cracker Barrel Old Country Store, Inc.†	126	10,486
Darden Restaurants, Inc.†	411	22,383
Graham Holdings Co., Class B†	3	1,024
Grand Canyon Education, Inc.†*	8	610
Hilton Worldwide Holdings, Inc.†	225	15,354
Hyatt Hotels Corp., Class A†	670	32,093
Las Vegas Sands Corp.†	247	10,490
Laureate Education, Inc., Class A†*	584	6,138
Marriott International, Inc., Class A†	140	10,473

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
MGM Resorts International†	1,585	$18,703
Planet Fitness, Inc., Class A†*	49	2,386
Restaurant Brands International, Inc. (Canada)†	561	22,457
Service Corp. International†	26	1,017
Strategic Education, Inc.†	177	24,738
Texas Roadhouse, Inc.†	229	9,458
Wyndham Hotels & Resorts, Inc.†	589	18,559

		221,148

Energy — 2.5%
Apache Corp.†	1,626	6,797
Cameco Corp. (Canada)†	32	244
Canadian Natural Resources Ltd. (Canada)†	1,105	14,973
Cenovus Energy, Inc. (Canada)†	4,140	8,363
Chevron Corp.†	504	36,520
Concho Resources, Inc.†	864	37,023
ConocoPhillips†	1,028	31,662
CVR Energy, Inc.†	751	12,414
Enbridge, Inc. (Canada)†	431	12,538
EOG Resources, Inc.†	795	28,556
Halliburton Co.†	2,844	19,481
Helmerich & Payne, Inc.†	897	14,038
HollyFrontier Corp.†	265	6,495
Imperial Oil Ltd. (Canada)†	357	4,023
Kinder Morgan, Inc.†	1,958	27,255
Marathon Petroleum Corp.†	851	20,101
National Oilwell Varco, Inc.†	2,886	28,369
Schlumberger Ltd. (Curacao)†	1,599	21,571
Suncor Energy, Inc. (Canada)†	1,644	25,975
TechnipFMC PLC (United Kingdom)†	3,623	24,419
Valero Energy Corp.†	422	19,142
Williams Cos., Inc. (The)†	1,469	20,786

		420,745

Food & Staples Retailing — 0.1%
Kroger Co. (The)†	276	8,313
US Foods Holding Corp.†*	85	1,505

		9,818

Food, Beverage & Tobacco — 1.0%
Archer-Daniels-Midland Co.†	251	8,830
Boston Beer Co., Inc. (The), Class A†*	20	7,351
Bunge Ltd. (Bermuda)†	802	32,906

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Campbell Soup Co.†	825	$38,082
Coca-Cola Co. (The)†	643	28,453
Constellation Brands, Inc., Class A†	78	11,182
Hain Celestial Group, Inc. (The)†*	46	1,195
Lamb Weston Holdings, Inc.†	662	37,800

		165,799

Health Care Equipment & Services — 2.3%
Alcon, Inc. (Switzerland)†*	258	13,112
AmerisourceBergen Corp.†	250	22,125
AMN Healthcare Services, Inc.†*	100	5,781
Baxter International, Inc.†	346	28,092
Cerner Corp.†	484	30,487
Cigna Corp.†	156	27,640
CONMED Corp.†	213	12,199
DaVita, Inc.†*	391	29,740
DENTSPLY SIRONA, Inc.†	934	36,267
DexCom, Inc.†*	150	40,390
Envista Holdings Corp.†*	808	12,072
Haemonetics Corp.†*	31	3,089
Henry Schein, Inc.†*	22	1,111
Hologic, Inc.†*	100	3,510
Integer Holdings Corp.†*	87	5,469
Integra LifeSciences Holdings Corp.†*	349	15,590
Laboratory Corp. of America Holdings†*	31	3,918
LivaNova PLC (United Kingdom)†*	90	4,072
McKesson Corp.†	66	8,927
Nevro Corp.†*	36	3,599
Omnicell, Inc.†*	7	459
Quest Diagnostics, Inc.	32	2,570
Select Medical Holdings Corp.†*	833	12,495
Teladoc Health, Inc.†*	251	38,908
Wright Medical Group NV (Netherlands)†*	408	11,689
Zimmer Biomet Holdings, Inc.†	74	7,480

		380,791

Household & Personal Products — 0.1%
Church & Dwight Co., Inc.†	5	321
Coty, Inc., Class A†	2,125	10,965

		11,286

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — 2.6%
Alamos Gold, Inc., Class A (Canada)†	1,493	$7,465
Ashland Global Holdings, Inc.†	514	25,736
Avery Dennison Corp.†	6	611
Axalta Coating Systems Ltd. (Bermuda)†*	1,652	28,530
Chemours Co. (The)†	843	7,477
Corteva, Inc.†	1,820	42,770
Dow, Inc.†	114	3,333
Eagle Materials, Inc.†	163	9,522
Ecolab, Inc.†	14	2,182
FMC Corp.†	534	43,623
Franco-Nevada Corp. (Canada)†	136	13,535
Ingevity Corp.†*	10	352
International Flavors & Fragrances, Inc.†	105	10,718
Kinross Gold Corp. (Canada)†*	2,614	10,404
Linde PLC (Ireland)†	145	25,085
LyondellBasell Industries NV, Class A (Netherlands)†	40	1,985
Martin Marietta Materials, Inc.†	83	15,706
Newmont Corp.†	897	40,616
Novagold Resources, Inc. (Canada)†*	395	2,915
Pan American Silver Corp. (Canada)†	2,223	31,856
PPG Industries, Inc.†	277	23,157
Sonoco Products Co.†	266	12,329
Southern Copper Corp.†	637	17,938
Valvoline, Inc.†	269	3,521
Vulcan Materials Co.†	178	19,236
WR Grace & Co.†	10	356
Yamana Gold, Inc. (Canada)†	11,540	31,735

		432,693

Media & Entertainment — 0.6%
Alphabet, Inc., Class A†*	2	2,324
Interpublic Group of Cos., Inc. (The)†	2,218	35,910
New York Times Co. (The), Class A†	8	246
News Corp., Class A†	2,361	21,190
Omnicom Group, Inc.†	96	5,270
TripAdvisor, Inc.†	1,106	19,233
Zynga, Inc., Class A†*	1,835	12,570

		96,743

Pharmaceuticals, Biotechnology & Life Sciences — 1.7%
AbbVie, Inc.†	122	9,295

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
ACADIA Pharmaceuticals, Inc.†*	191	$8,070
Acceleron Pharma, Inc.†*	85	7,639
Alkermes PLC (Ireland)†*	198	2,855
Alnylam Pharmaceuticals, Inc.†*	128	13,933
Biogen, Inc.†*	162	51,254
BioMarin Pharmaceutical, Inc.†*	167	14,112
Bio-Rad Laboratories, Inc., Class A†*	83	29,097
Bristol-Myers Squibb Co.†	125	6,968
Charles River Laboratories International, Inc.†*	227	28,650
Emergent BioSolutions, Inc.†*	244	14,118
Forty Seven, Inc.†*	36	3,435
Horizon Therapeutics PLC (Ireland)†*	81	2,399
Ionis Pharmaceuticals, Inc.†*	607	28,699
IQVIA Holdings, Inc.†*	118	12,727
Medpace Holdings, Inc.†*	6	440
Moderna, Inc.†*	574	17,191
Natera, Inc.†*	171	5,106
PPD, Inc.†*	10	178
Ra Pharmaceuticals, Inc.†	150	7,202
Seattle Genetics, Inc.†*	53	6,115
Syneos Health, Inc.†*	200	7,884

		277,367

Retailing — 2.7%
Advance Auto Parts, Inc.†	245	22,863
AutoNation, Inc.†*	575	16,134
Best Buy Co., Inc.†	540	30,780
Booking Holdings, Inc.†*	12	16,144
Burlington Stores, Inc.†*	200	31,692
Dick’s Sporting Goods, Inc.†	753	16,009
Etsy, Inc.†*	267	10,263
Expedia Group, Inc.†	700	39,389
Foot Locker, Inc.†	1,712	37,750
Gap, Inc. (The)†	3,212	22,612
Genuine Parts Co.†	229	15,419
Kohl’s Corp.†	439	6,405
LKQ Corp.†*	171	3,507
Macy’s, Inc.†	1,766	8,671
Nordstrom, Inc.†	483	7,409
Ollie’s Bargain Outlet Holdings, Inc.†*	184	8,527
RH†*	363	36,471
Ross Stores, Inc.†	78	6,784
Tiffany & Co.	22	2,849

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
TJX Cos., Inc. (The)†	1,163	$55,603
Ulta Beauty, Inc.†*	228	40,060
Williams-Sonoma, Inc.†	540	22,961

		458,302

Semiconductors & Semiconductor Equipment — 1.2%
Amkor Technology, Inc.†*	293	2,282
Analog Devices, Inc.†	38	3,407
Applied Materials, Inc.†	798	36,564
Brooks Automation, Inc.†	472	14,396
Cabot Microelectronics Corp.†	75	8,560
Cirrus Logic, Inc.†*	500	32,815
Enphase Energy, Inc.†*	1,019	32,904
Entegris, Inc.†	273	12,222
First Solar, Inc.†*	204	7,356
Inphi Corp.†*	35	2,771
Qorvo, Inc.†*	301	24,270
QUALCOMM, Inc.†	157	10,621
Universal Display Corp.†	54	7,116

		195,284

Software & Services — 2.5%
Adobe, Inc.†*	4	1,273
Alteryx, Inc., Class A†*	278	26,457
Amdocs, Ltd. (Guernsey)†	295	16,216
Atlassian Corp. PLC, Class A (United Kingdom)†*	61	8,373
Black Knight, Inc.†*	140	8,128
Blackbaud, Inc.†	31	1,722
Blackline, Inc.†*	95	4,998
CACI International, Inc., Class A†*	28	5,912
CGI, Inc. (Canada)†*	133	7,237
Cloudera, Inc.†*	143	1,125
CoreLogic, Inc.†	149	4,550
Coupa Software, Inc.†*	81	11,318
Descartes Systems Group, Inc. (The) (Canada)†*	66	2,270
DocuSign, Inc.†*	75	6,930
Dropbox, Inc., Class A†*	767	13,883
Dynatrace, Inc.†*	2	48
Elastic NV (Netherlands)†*	19	1,060
Euronet Worldwide, Inc.†*	180	15,430
Everbridge, Inc.†*	56	5,956
FleetCor Technologies, Inc.*	5	933
GoDaddy, Inc., Class A†*	508	29,012
j2 Global, Inc.†	10	748

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Leidos Holdings, Inc.†	369	$33,819
MAXIMUS, Inc.†	279	16,238
MongoDB, Inc.†*	6	819
NortonLifeLock, Inc.†	2,582	48,309
Nuance Communications, Inc.†*	372	6,242
PayPal Holdings, Inc.†*	77	7,372
PTC, Inc.†*	525	32,135
Q2 Holdings, Inc.†*	1	59
Science Applications International Corp.	59	4,403
ServiceNow, Inc.†*	4	1,146
Square, Inc., Class A†*	668	34,990
SS&C Technologies Holdings, Inc.†	685	30,017
WEX, Inc.†*	228	23,838
Workday, Inc., Class A†*	18	2,344
Zoom Video Communications, Inc., Class A†*	44	6,429

		421,739

Technology Hardware & Equipment — 1.6%
Amphenol Corp., Class A†	41	2,988
Apple, Inc.†	54	13,732
Arrow Electronics, Inc.†*	335	17,376
Avnet, Inc.†	840	21,084
Ciena Corp.†*	264	10,510
Coherent, Inc.†*	77	8,194
EchoStar Corp., Class A†*	404	12,916
FLIR Systems, Inc.†	299	9,535
HP, Inc.†	731	12,690
IPG Photonics Corp.*	4	441
Keysight Technologies, Inc.†*	325	27,196
Littelfuse, Inc.†	12	1,601
Lumentum Holdings, Inc.†*	573	42,230
Motorola Solutions, Inc	33	4,386
National Instruments Corp.†	139	4,598
NCR Corp.†*	862	15,258
Novanta, Inc. (Canada)†*	5	399
SYNNEX Corp.†	277	20,249
TE Connectivity Ltd. (Switzerland)†	27	1,700
Tech Data Corp.†*	2	262
Trimble, Inc.†*	426	13,560
Xerox Holdings Corp.†	1,706	32,312

		273,217

Telecommunication Services — 0.1%
Iridium Communications, Inc.†*	494	11,031

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Rogers Communications, Inc., Class B (Canada)†	25	$1,038

		12,069

Transportation — 0.8%
Alaska Air Group, Inc.†	1,006	28,641
Delta Air Lines, Inc.†	1,258	35,891
Expeditors International of Washington, Inc.†	12	801
JetBlue Airways Corp.†*	1,156	10,346
Kirby Corp.†*	162	7,042
Norfolk Southern Corp.†	102	14,892
Schneider National, Inc., Class B†	900	17,406
Southwest Airlines Co.†	758	26,992

		142,011

Utilities — 0.5%
American Water Works Co., Inc.†	133	15,901
Avista Corp.†	61	2,592
Eversource Energy†	31	2,425
Fortis, Inc. (Canada)†	73	2,814
Hawaiian Electric Industries, Inc.†	53	2,282
MDU Resources Group, Inc.†	773	16,620
NorthWestern Corp.†	53	3,171
OGE Energy Corp.†	187	5,747
Public Service Enterprise Group, Inc.†	52	2,335
Southern Co. (The)†	44	2,382
Vistra Energy Corp.†	700	11,172
WEC Energy Group, Inc.†	28	2,468
Xcel Energy, Inc.†	136	8,201

		78,110

TOTAL COMMON STOCKS (Cost $5,867,466)		4,992,091

AFFILIATED EQUITY REGISTERED
INVESTMENT COMPANIES(a) — 59.7%
Gotham Neutral 500 Fund	561,273	5,797,954
Gotham Neutral Fund*	444,601	4,192,587

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $10,843,840)		9,990,541

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Par Value	Value
U.S. TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Bill — 1.2%
United States Treasury Bill 2.37% 04/23/2020†(b)	$200,000	$199,716

TOTAL U.S. TREASURY OBLIGATIONS (Cost $199,716)		199,716

TOTAL LONG POSITIONS - 90.8%		15,182,348

(Cost $16,911,022)

	Number of Shares
SHORT POSITIONS — (29.9)%
COMMON STOCKS — (29.9)%
Automobiles & Components — (0.4)%
Harley-Davidson, Inc.	(1,267)	(23,984)
LCI Industries	(15)	(1,002)
Lear Corp.	(87)	(7,069)
Thor Industries, Inc.	(795)	(33,533)

		(65,588)

Capital Goods — (1.8)%
3M Co.	(68)	(9,283)
Allison Transmission Holdings, Inc.	(603)	(19,664)
Axon Enterprise, Inc.*	(102)	(7,219)
Boeing Co. (The)	(362)	(53,989)
BWX Technologies, Inc.	(259)	(12,616)
Caterpillar, Inc.	(274)	(31,795)
Fastenal Co.	(595)	(18,594)
General Dynamics Corp.	(20)	(2,646)
GrafTech International Ltd.	(789)	(6,407)
Huntington Ingalls Industries, Inc.	(18)	(3,280)
John Bean Technologies Corp.	(168)	(12,477)
MasTec, Inc.*	(690)	(22,584)
Mercury Systems, Inc.*	(55)	(3,924)
Moog, Inc., Class A	(152)	(7,681)
Navistar International Corp.*	(654)	(10,784)
Nordson Corp.	(8)	(1,081)
Oshkosh Corp.	(42)	(2,702)
Parker-Hannifin Corp.	(202)	(26,205)
Rockwell Automation, Inc.	(15)	(2,264)
Teledyne Technologies, Inc.*	(4)	(1,189)
Toro Co. (The)	(167)	(10,870)
Valmont Industries, Inc.	(31)	(3,285)
Virgin Galactic Holdings, Inc.*	(639)	(9,444)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
WW Grainger, Inc.	(86)	$(21,371)

		(301,354)

Commercial & Professional Services — (0.6)%
Copart, Inc.*	(506)	(34,671)
FTI Consulting, Inc.*	(17)	(2,036)
Nielsen Holdings PLC (United Kingdom)	(1,141)	(14,308)
Rollins, Inc.	(311)	(11,240)
Thomson Reuters Corp. (Canada)	(206)	(13,979)
Verisk Analytics, Inc.	(210)	(29,270)

		(105,504)

Consumer Durables & Apparel — (0.3)%
Hasbro, Inc.	(262)	(18,746)
Peloton Interactive, Inc., Class A*	(28)	(743)
Skechers U.S.A., Inc., Class A*	(676)	(16,048)
Toll Brothers, Inc.	(296)	(5,698)

		(41,235)

Consumer Services — (0.4)%
Carnival Corp. (Panama)	(355)	(4,675)
Churchill Downs, Inc.	(165)	(16,987)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(2,515)	(27,564)
ServiceMaster Global Holdings, Inc.*	(49)	(1,323)
Starbucks Corp.	(12)	(789)
Wendy’s Co. (The)	(971)	(14,448)

		(65,786)

Energy — (1.7)%
Cabot Oil & Gas Corp.	(1,569)	(26,971)
EQT Corp.	(2,226)	(15,738)
Equitrans Midstream Corp.	(1,965)	(9,884)
Exxon Mobil Corp.	(213)	(8,088)
Hess Corp.	(1,256)	(41,825)
Marathon Oil Corp.	(10,516)	(34,598)
Noble Energy, Inc.	(2,432)	(14,689)
Occidental Petroleum Corp.	(3,924)	(45,440)
ONEOK, Inc.	(1,114)	(24,296)
Pembina Pipeline Corp. (Canada)	(1,084)	(20,390)
Phillips 66	(306)	(16,417)
Pioneer Natural Resources Co.	(246)	(17,257)
WPX Energy, Inc.*	(2,804)	(8,552)

		(284,145)

Food & Staples Retailing — (0.3)%
BJ’s Wholesale Club Holdings, Inc.*	(315)	(8,023)

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Grocery Outlet Holding Corp.*	(39)	$(1,339)
Sysco Corp.	(133)	(6,069)
Walgreens Boots Alliance, Inc.	(549)	(25,117)
Walmart, Inc.	(135)	(15,339)

		(55,887)

Food, Beverage & Tobacco — (1.6)%
Beyond Meat, Inc.*	(138)	(9,191)
Coca-Cola Consolidated, Inc.	(9)	(1,877)
Conagra Brands, Inc.	(58)	(1,702)
Darling Ingredients, Inc.*	(1,149)	(22,026)
Flowers Foods, Inc.	(241)	(4,945)
Freshpet, Inc.*	(31)	(1,980)
General Mills, Inc.	(214)	(11,293)
Hormel Foods Corp.	(865)	(40,344)
Kellogg Co.	(499)	(29,935)
Kraft Heinz Co. (The)	(1,755)	(43,419)
Lancaster Colony Corp.	(71)	(10,269)
Monster Beverage Corp.*	(301)	(16,934)
PepsiCo, Inc.	(184)	(22,098)
Pilgrim’s Pride Corp.*	(1,098)	(19,896)
Post Holdings, Inc.*	(351)	(29,122)
Sanderson Farms, Inc.	(18)	(2,220)

		(267,251)

Health Care Equipment & Services — (2.9)%
1Life Healthcare, Inc.*	(54)	(980)
ABIOMED, Inc.*	(46)	(6,677)
Amedisys, Inc.*	(114)	(20,924)
Becton Dickinson and Co.	(31)	(7,123)
Cantel Medical Corp.	(484)	(17,376)
Centene Corp.*	(303)	(18,001)
Chemed Corp.	(5)	(2,166)
CVS Health Corp.	(581)	(34,471)
Edwards Lifesciences Corp.*	(81)	(15,278)
Encompass Health Corp.	(555)	(35,537)
Ensign Group, Inc. (The)	(2)	(75)
Glaukos Corp.*	(115)	(3,549)
HealthEquity, Inc.*	(433)	(21,905)
Hill-Rom Holdings, Inc.	(188)	(18,913)
HMS Holdings Corp.*	(276)	(6,975)
Humana, Inc.	(29)	(9,107)
ICU Medical, Inc.*	(108)	(21,791)
IDEXX Laboratories, Inc.*	(12)	(2,907)
Intuitive Surgical, Inc.*	(1)	(495)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
LHC Group, Inc.*	(249)	$(34,910)
Livongo Health, Inc.*	(479)	(13,666)
Masimo Corp.*	(169)	(29,933)
Molina Healthcare, Inc.*	(3)	(419)
Neogen Corp.*	(127)	(8,508)
Novocure Ltd. (Jersey)*	(67)	(4,512)
Option Care Health, Inc.*	(3)	(28)
Penumbra, Inc.*	(102)	(16,456)
Quidel Corp.*	(208)	(20,344)
ResMed, Inc.	(152)	(22,388)
Stryker Corp.	(17)	(2,830)
Tandem Diabetes Care, Inc.*	(402)	(25,869)
Varian Medical Systems, Inc.*	(165)	(16,939)
Veeva Systems, Inc., Class A*	(241)	(37,685)

		(478,737)

Household & Personal Products — (0.2)%
Clorox Co. (The)	(60)	(10,395)
Energizer Holdings, Inc.	(421)	(12,735)
WD-40 Co.	(65)	(13,055)

		(36,185)

Materials — (1.4)%
Air Products & Chemicals, Inc.	(2)	(399)
Albemarle Corp.	(361)	(20,350)
AptarGroup, Inc.	(13)	(1,294)
Balchem Corp.	(153)	(15,104)
Berry Global Group, Inc.*	(988)	(33,305)
CF Industries Holdings, Inc.	(190)	(5,168)
DuPont de Nemours, Inc.	(62)	(2,114)
Freeport-McMoRan, Inc.	(69)	(466)
International Paper Co.	(761)	(23,690)
Louisiana-Pacific Corp.	(172)	(2,955)
Methanex Corp. (Canada)	(313)	(3,809)
Nucor Corp.	(61)	(2,197)
Nutrien Ltd. (Canada)	(597)	(20,262)
Olin Corp.	(365)	(4,260)
Packaging Corp. of America	(178)	(15,456)
Quaker Chemical Corp.	(61)	(7,703)
Royal Gold, Inc.	(62)	(5,438)
RPM International, Inc.	(39)	(2,320)
Scotts Miracle-Gro Co. (The)	(161)	(16,486)
Sherwin-Williams Co. (The)	(64)	(29,409)
Steel Dynamics, Inc.	(132)	(2,975)
Stepan Co.	(8)	(708)

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
Westlake Chemical Corp.	(401)	$(15,306)

		(231,174)

Media & Entertainment — (1.6)%
Activision Blizzard, Inc.	(209)	(12,431)
Altice USA, Inc., Class A*	(1,493)	(33,279)
ANGI Homeservices, Inc., Class A*	(238)	(1,250)
Cable One, Inc.	(13)	(21,372)
John Wiley & Sons, Inc., Class A	(15)	(562)
Live Nation Entertainment, Inc.*	(560)	(25,458)
Madison Square Garden Co. (The), Class A*	(82)	(17,336)
Nexstar Media Group, Inc., Class A	(211)	(12,181)
Roku, Inc.*	(583)	(51,001)
Shaw Communications, Inc., Class B (Canada)	(4)	(65)
Sinclair Broadcast Group, Inc., Class A	(63)	(1,013)
TEGNA, Inc.	(2,472)	(26,846)
ViacomCBS, Inc., Class B	(3,198)	(44,804)
World Wrestling Entertainment, Inc., Class A	(678)	(23,004)

		(270,602)

Pharmaceuticals, Biotechnology & Life Sciences — (3.8)%
Adaptive Biotechnologies Corp.*	(443)	(12,307)
Agilent Technologies, Inc.	(409)	(29,292)
Alector, Inc.*	(28)	(676)
Alexion Pharmaceuticals, Inc.*	(178)	(15,983)
Allogene Therapeutics, Inc.*	(221)	(4,296)
Amgen, Inc.	(200)	(40,546)
Arrowhead Pharmaceuticals, Inc.*	(566)	(16,284)
Avantor, Inc.*	(817)	(10,204)
Axsome Therapeutics, Inc.*	(66)	(3,883)
Bausch Health Cos, Inc. (Canada)*	(2,611)	(40,470)
Bluebird Bio, Inc.*	(683)	(31,391)
Bruker Corp.	(10)	(359)
Catalent, Inc.*	(594)	(30,858)
ChemoCentryx, Inc.*	(3)	(121)
Deciphera Pharmaceuticals, Inc.*	(444)	(18,279)
Exact Sciences Corp.*	(191)	(11,078)
FibroGen, Inc.*	(740)	(25,715)
Gilead Sciences, Inc.	(372)	(27,811)
Global Blood Therapeutics, Inc.*	(111)	(5,671)
Halozyme Therapeutics, Inc.*	(178)	(3,202)
Illumina, Inc.*	(39)	(10,652)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Immunomedics, Inc.*	(341)	$(4,597)
Jazz Pharmaceuticals PLC (Ireland)*	(263)	(26,232)
Kodiak Sciences, Inc.*	(7)	(334)
Mettler-Toledo International, Inc.*	(16)	(11,048)
Mirati Therapeutics, Inc.*	(226)	(17,373)
Momenta Pharmaceuticals, Inc.*	(87)	(2,366)
Mylan NV (Netherlands)*	(647)	(9,647)
MyoKardia, Inc.*	(116)	(5,438)
Nektar Therapeutics*	(474)	(8,461)
PerkinElmer, Inc.	(7)	(527)
Perrigo Co. PLC (Ireland)	(868)	(41,742)
PRA Health Sciences, Inc.*	(12)	(996)
Principia Biopharma, Inc.*	(14)	(831)
PTC Therapeutics, Inc.*	(235)	(10,483)
Reata Pharmaceuticals, Inc., Class A*	(167)	(24,105)
Repligen Corp.*	(32)	(3,089)
Sage Therapeutics, Inc.*	(231)	(6,634)
Sarepta Therapeutics, Inc.*	(272)	(26,607)
Thermo Fisher Scientific, Inc.	(155)	(43,958)
Ultragenyx Pharmaceutical, Inc.*	(210)	(9,330)
United Therapeutics Corp.*	(36)	(3,414)
Waters Corp.*	(175)	(31,859)

		(628,149)

Retailing — (1.9)%
CarMax, Inc.*	(389)	(20,940)
Carvana Co.*	(843)	(46,441)
Dollar General Corp.	(225)	(33,977)
Dollar Tree, Inc.*	(300)	(22,041)
Five Below, Inc.*	(317)	(22,310)
Floor & Decor Holdings, Inc., Class A*	(408)	(13,093)
Grubhub, Inc.*	(699)	(28,470)
Lowe’s Cos., Inc.	(365)	(31,408)
Murphy USA, Inc.*	(196)	(16,535)
Qurate Retail, Inc.*	(1,678)	(10,244)
Wayfair, Inc., Class A*	(1,325)	(70,808)

		(316,267)

Semiconductors & Semiconductor Equipment — (1.6)%
Broadcom, Inc.	(192)	(45,523)
Cree, Inc.*	(746)	(26,453)
Cypress Semiconductor Corp.	(93)	(2,169)
Diodes, Inc.*	(16)	(650)

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
KLA Corp.	(114)	$(16,386)
Lam Research Corp.	(27)	(6,480)
Marvell Technology Group Ltd. (Bermuda)	(751)	(16,995)
Micron Technology, Inc.*	(862)	(36,256)
MKS Instruments, Inc.	(320)	(26,064)
Monolithic Power Systems, Inc.	(22)	(3,684)
ON Semiconductor Corp.*	(3,238)	(40,281)
Semtech Corp.*	(347)	(13,012)
Silicon Laboratories, Inc.*	(6)	(512)
Skyworks Solutions, Inc.	(61)	(5,452)
Xilinx, Inc.	(418)	(32,579)

		(272,496)

Software & Services — (4.1)%
Accenture PLC, Class A (Ireland)	(50)	(8,163)
ACI Worldwide, Inc.*	(591)	(14,273)
Akamai Technologies, Inc.*	(211)	(19,304)
Alarm.com Holdings, Inc.*	(50)	(1,946)
Anaplan, Inc.*	(734)	(22,211)
ANSYS, Inc.*	(193)	(44,867)
Appfolio, Inc., Class A*	(183)	(20,304)
Appian Corp.*	(214)	(8,609)
Aspen Technology, Inc.*	(45)	(4,278)
BlackBerry Ltd. (Canada)*	(154)	(636)
Booz Allen Hamilton Holding Corp.	(4)	(275)
Broadridge Financial Solutions, Inc.	(145)	(13,750)
Cadence Design Systems, Inc.*	(197)	(13,010)
Ceridian HCM Holding, Inc.*	(384)	(19,227)
Citrix Systems, Inc.	(32)	(4,530)
Cloudflare, Inc., Class A*	(81)	(1,902)
Datadog, Inc., Class A*	(65)	(2,339)
DXC Technology Co.	(1,454)	(18,975)
Envestnet, Inc.*	(319)	(17,156)
Fair Isaac Corp.*	(5)	(1,538)
FireEye, Inc.*	(45)	(476)
Five9, Inc.*	(286)	(21,867)
Fortinet, Inc.*	(201)	(20,335)
Gartner, Inc.*	(19)	(1,892)
Globant SA (Luxembourg)*	(252)	(22,146)
Guidewire Software, Inc.*	(176)	(13,959)
Manhattan Associates, Inc.*	(44)	(2,192)
ManTech International Corp., Class A	(9)	(654)
Medallia, Inc.*	(649)	(13,006)
Microsoft Corp.	(40)	(6,308)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
New Relic, Inc.*	(474)	$(21,918)
Nutanix, Inc., Class A*	(2,469)	(39,010)
Open Text Corp. (Canada)	(294)	(10,266)
Oracle Corp.	(135)	(6,525)
Palo Alto Networks, Inc.*	(58)	(9,510)
Qualys, Inc.*	(29)	(2,523)
Slack Technologies, Inc., Class A*	(1,141)	(30,624)
SolarWinds Corp.*	(365)	(5,720)
Splunk, Inc.*	(217)	(27,392)
Switch, Inc., Class A	(1,511)	(21,804)
Synopsys, Inc.*	(348)	(44,819)
Teradata Corp.*	(113)	(2,315)
Trade Desk, Inc. (The), Class A*	(187)	(36,091)
Twilio, Inc., Class A*	(167)	(14,945)
VeriSign, Inc.*	(125)	(22,511)
VMware, Inc., Class A*	(278)	(33,666)
Zscaler, Inc.*	(381)	(23,188)

		(692,955)

Technology Hardware & Equipment — (1.3)%
Acacia Communications, Inc.*	(58)	(3,896)
Anixter International, Inc.*	(17)	(1,494)
Arista Networks, Inc.*	(100)	(20,255)
Cisco Systems, Inc.	(200)	(7,862)
Cognex Corp.	(30)	(1,267)
Corning, Inc.	(1,147)	(23,559)
Dell Technologies, Inc., Class C*	(701)	(27,724)
Dolby Laboratories, Inc., Class A	(160)	(8,674)
F5 Networks, Inc.*	(103)	(10,983)
Fabrinet (Cayman Islands)*	(14)	(764)
Hewlett Packard Enterprise Co.	(1,249)	(12,128)
II-VI, Inc.*	(788)	(22,458)
Itron, Inc.*	(86)	(4,801)
Jabil, Inc.	(184)	(4,523)
Seagate Technology PLC (Ireland)	(753)	(36,746)
Ubiquiti, Inc.	(31)	(4,389)
ViaSat, Inc.*	(163)	(5,855)
Viavi Solutions, Inc.*	(84)	(942)
Western Digital Corp.	(508)	(21,143)

		(219,463)

Telecommunication Services — (0.8)%
CenturyLink, Inc.	(3,191)	(30,187)
Shenandoah Telecommunications Co.	(113)	(5,565)
Sprint Corp.*	(6,383)	(55,021)

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Concluded)

March 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
TELUS Corp. (Canada)	(952)	$(15,023)
United States Cellular Corp.*	(176)	(5,155)
Verizon Communications, Inc.	(433)	(23,265)

		(134,216)

Transportation — (1.1)%
AMERCO	(6)	(1,743)
American Airlines Group, Inc.	(498)	(6,071)
CH Robinson Worldwide, Inc.	(281)	(18,602)
FedEx Corp.	(406)	(49,231)
JB Hunt Transport Services, Inc.	(39)	(3,597)
Knight-Swift Transportation Holdings, Inc.	(316)	(10,365)
Landstar System, Inc.	(45)	(4,314)
Lyft, Inc., Class A*	(1,014)	(27,226)
Old Dominion Freight Line, Inc.	(11)	(1,444)
Ryder System, Inc.	(664)	(17,556)
United Parcel Service, Inc., Class B	(430)	(40,171)
Werner Enterprises, Inc.	(6)	(218)
XPO Logistics, Inc.*	(51)	(2,486)

		(183,024)

Utilities — (2.1)%
Algonquin Power & Utilities Corp. (Canada)	(604)	(8,094)
ALLETE, Inc.	(251)	(15,231)
American States Water Co.	(62)	(5,068)
Avangrid, Inc.	(253)	(11,076)
Black Hills Corp.	(48)	(3,073)
California Water Service Group	(46)	(2,315)
CenterPoint Energy, Inc.	(491)	(7,586)
Clearway Energy, Inc., Class A	(70)	(1,202)
DTE Energy Co.	(390)	(37,038)
Edison International	(549)	(30,080)
Exelon Corp.	(733)	(26,982)
IDACORP, Inc.	(127)	(11,149)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
National Fuel Gas Co.	(478)	$(17,825)
New Jersey Resources Corp.	(342)	(11,618)
ONE Gas, Inc.	(149)	(12,459)
Ormat Technologies, Inc.	(196)	(13,261)
Pinnacle West Capital Corp.	(289)	(21,903)
Portland General Electric Co.	(232)	(11,122)
PPL Corp.	(1,327)	(32,750)
Sempra Energy	(74)	(8,361)
South Jersey Industries, Inc.	(486)	(12,150)
Southwest Gas Holdings, Inc.	(376)	(26,154)
Spire, Inc.	(289)	(21,525)

		(348,022)

TOTAL COMMON STOCK (Proceeds $5,917,032)		(4,998,040)

TOTAL SECURITES SOLD SHORT - (29.9)%		(4,998,040)

(Proceeds $5,917,032)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.1%		6,535,547

NET ASSETS - 100.0%		$16,719,855

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. (See Note 1 of the Notes to Financial Statements)
(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
(b)	Discount Yield - Rate shown is at the time of purchase.
*	Non-income producing.

PLC   Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM ESG LARGE VALUE FUND

Portfolio of Investments

March 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 99.3%
Automobiles & Components — 0.5%
Aptiv PLC (Jersey)	60	$2,954
BorgWarner, Inc.	59	1,438

		4,392

Banks — 3.3%
Citizens Financial Group, Inc.	131	2,464
Comerica, Inc.	45	1,320
Fifth Third Bancorp	191	2,836
Huntington Bancshares, Inc.	169	1,388
JPMorgan Chase & Co.	61	5,492
KeyCorp.	232	2,406
M&T Bank Corp.	31	3,206
PNC Financial Services Group, Inc. (The)	36	3,446
Regions Financial Corp.	271	2,431
SVB Financial Group*	1	151
US Bancorp	119	4,100
Zions Bancorp NA	53	1,418

		30,658

Capital Goods — 13.9%
3M Co.	108	14,743
A.O. Smith Corp.	42	1,588
Allegion PLC (Ireland)	26	2,393
AMETEK, Inc.	48	3,457
Cummins, Inc.	45	6,089
Dover Corp.	42	3,526
Eaton Corp. PLC (Ireland)	98	7,614
Emerson Electric Co.	173	8,243
Flowserve Corp.	33	788
Fortive Corp.	49	2,704
Fortune Brands Home & Security, Inc.	40	1,730
General Dynamics Corp.	69	9,129
Honeywell International, Inc.	97	12,978
IDEX Corp.	18	2,486
Illinois Tool Works, Inc.	11	1,563
Ingersoll Rand, Inc.*	60	1,488
Lockheed Martin Corp.	12	4,067
Masco Corp.	85	2,938
Northrop Grumman Corp.	7	2,118
Pentair PLC (Ireland)	46	1,369
Quanta Services, Inc.	36	1,142
Raytheon Co.	72	9,443
Snap-on, Inc.	13	1,415
Stanley Black & Decker, Inc.	39	3,900
Trane Technologies PLC (Ireland)	69	5,699

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
United Rentals, Inc.*	11	$1,132
United Technologies Corp.*	105	9,905
Westinghouse Air Brake Technologies Corp.	45	2,166
WW Grainger, Inc.	4	994
Xylem, Inc.	42	2,736

		129,543

Commercial & Professional Services — 1.1%
Cintas Corp.	17	2,945
Nielsen Holdings PLC (United Kingdom)	89	1,116
Robert Half International, Inc.	34	1,283
Waste Management, Inc.	51	4,721

		10,065

Consumer Durables & Apparel — 2.3%
Capri Holdings Ltd. (British Virgin Islands)*	39	421
Garmin Ltd. (Switzerland)	40	2,998
Hanesbrands, Inc.	102	803
Hasbro, Inc.	17	1,216
Leggett & Platt, Inc.	37	987
Mohawk Industries, Inc.*	21	1,601
Newell Brands, Inc.	120	1,594
PulteGroup, Inc.	64	1,429
PVH Corp.	22	828
Ralph Lauren Corp.	20	1,337
Tapestry, Inc.	71	919
Under Armour, Inc., Class C*	115	927
VF Corp.	100	5,408
Whirlpool Corp.	18	1,544

		22,012

Consumer Services — 1.4%
Darden Restaurants, Inc.	29	1,579
Hilton Worldwide Holdings, Inc.	14	955
McDonald’s Corp.	24	3,969
MGM Resorts International	126	1,487
Yum! Brands, Inc.	72	4,934

		12,924

Diversified Financials — 5.0%
American Express Co.	50	4,281
Berkshire Hathaway, Inc., Class B*	75	13,712
BlackRock, Inc.	17	7,480
Discover Financial Services	75	2,675

The accompanying notes are an integral part of the financial statements.

GOTHAM ESG LARGE VALUE FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Franklin Resources, Inc.	148	$2,470
Intercontinental Exchange, Inc.	26	2,100
Invesco Ltd. (Bermuda)	128	1,162
Nasdaq, Inc.	41	3,893
Synchrony Financial	146	2,349
T Rowe Price Group, Inc.	68	6,640

		46,762

Energy — 6.6%
Apache Corp.	88	368
Chevron Corp.	258	18,695
ConocoPhillips	272	8,378
Exxon Mobil Corp.	57	2,164
Halliburton Co.	227	1,555
Helmerich & Payne, Inc.	31	485
HollyFrontier Corp.	50	1,225
Kinder Morgan, Inc.	553	7,698
Marathon Petroleum Corp.	168	3,968
National Oilwell Varco, Inc.	98	963
Phillips 66	110	5,901
Schlumberger Ltd. (Curacao)	338	4,560
TechnipFMC PLC (United Kingdom)	126	849
Valero Energy Corp.	102	4,627

		61,436

Food & Staples Retailing — 0.8%
Sysco Corp.	82	3,742
Walgreens Boots Alliance, Inc.	74	3,385

		7,127

Food, Beverage & Tobacco — 4.5%
Archer-Daniels-Midland Co.	144	5,066
Campbell Soup Co.	82	3,785
Coca-Cola Co. (The)	43	1,903
Constellation Brands, Inc., Class A	45	6,451
General Mills, Inc.	119	6,280
Hershey Co. (The)	42	5,565
JM Smucker Co. (The)	27	2,997
Lamb Weston Holdings, Inc.	34	1,941
McCormick & Co., Inc., non-voting shares	28	3,954
Molson Coors Beverage Co., Class B	52	2,028
Mondelez International, Inc., Class A	45	2,254

		42,224

Health Care Equipment & Services — 3.5%
Cerner Corp.	22	1,386

	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
CVS Health Corp.	105	$6,230
DaVita, Inc.*	40	3,042
DENTSPLY SIRONA, Inc.	53	2,058
HCA Healthcare, Inc.	22	1,977
Henry Schein, Inc.*	37	1,869
Laboratory Corp. of America Holdings*	22	2,780
Medtronic PLC (Ireland)	118	10,641
Quest Diagnostics, Inc.	39	3,132

		33,115

Household & Personal Products — 1.3%
Colgate-Palmolive Co.	74	4,911
Kimberly-Clark Corp.	7	895
Procter & Gamble Co. (The)	58	6,380

		12,186

Insurance — 8.3%
Aflac, Inc.	178	6,095
Allstate Corp. (The)	71	6,513
American International Group, Inc.	155	3,759
Aon PLC (United Kingdom)	55	9,077
Assurant, Inc.	16	1,666
Chubb Ltd. (Switzerland)	72	8,042
Cincinnati Financial Corp.	43	3,244
Everest Re Group Ltd. (Bermuda)	10	1,924
Globe Life, Inc.	30	2,159
Hartford Financial Services Group, Inc. (The)	100	3,524
Loews Corp.	76	2,647
Marsh & McLennan Cos., Inc.	141	12,191
MetLife, Inc.	123	3,760
Principal Financial Group, Inc.	27	846
Prudential Financial, Inc.	70	3,650
Travelers Cos., Inc. (The)	61	6,060
WR Berkley Corp.	48	2,504

		77,661

Materials — 5.6%
Amcor PLC (Jersey)	406	3,297
Avery Dennison Corp.	25	2,547
Celanese Corp.	34	2,495
Corteva, Inc.	193	4,536
Dow, Inc.	125	3,655
Eastman Chemical Co.	38	1,770
Ecolab, Inc.	5	779

The accompanying notes are an integral part of the financial statements.

GOTHAM ESG LARGE VALUE FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
FMC Corp.	37	$3,023
International Flavors & Fragrances, Inc.	10	1,021
International Paper Co.	111	3,455
Linde PLC (Ireland)	15	2,595
LyondellBasell Industries NV, Class A (Netherlands)	94	4,665
Martin Marietta Materials, Inc.	14	2,649
Mosaic Co. (The)	108	1,169
Nucor Corp.	78	2,810
Packaging Corp. of America	27	2,344
PPG Industries, Inc.	67	5,601
Sealed Air Corp.	40	988
Vulcan Materials Co.	31	3,350

		52,749

Media & Entertainment — 1.3%
Activision Blizzard, Inc.	2	119
Charter Communications, Inc., Class A*	5	2,181
Discovery, Inc., Class A*	177	3,441
Interpublic Group of Cos., Inc. (The)	110	1,781
News Corp., Class A	41	368
Omnicom Group, Inc.	63	3,459
Walt Disney Co. (The)	4	386

		11,735

Pharmaceuticals, Biotechnology & Life Sciences — 7.5%
AbbVie, Inc.	70	5,333
Alexion Pharmaceuticals, Inc.*	40	3,592
Allergan PLC (Ireland)	33	5,844
Amgen, Inc.	17	3,446
Biogen, Inc.*	40	12,655
Bristol-Myers Squibb Co.	152	8,473
Gilead Sciences, Inc.	52	3,888
Merck & Co., Inc.	115	8,848
PerkinElmer, Inc.	3	226
Pfizer, Inc.	545	17,789

		70,094

Real Estate — 8.4%
Alexandria Real Estate Equities, Inc., REIT	32	4,386
Apartment Investment & Management Co., Class A, REIT	36	1,265
AvalonBay Communities, Inc., REIT	34	5,004
Boston Properties, Inc., REIT	36	3,320

	Number of Shares	Value

COMMON STOCKS — (Continued)
Real Estate — (Continued)
CBRE Group, Inc., Class A*	95	$3,582
Duke Realty Corp., REIT	104	3,368
Equity Residential, REIT	88	5,430
Essex Property Trust, Inc., REIT	16	3,524
Extra Space Storage, Inc., REIT	30	2,873
Federal Realty Investment Trust, REIT	18	1,343
Healthpeak Properties, Inc., REIT	44	1,049
Host Hotels & Resorts, Inc., REIT	176	1,943
Kimco Realty Corp., REIT	103	996
Mid-America Apartment Communities, Inc., REIT	33	3,400
Prologis, Inc., REIT	56	4,501
Public Storage, REIT	41	8,143
Realty Income Corp., REIT	79	3,939
Regency Centers Corp., REIT	40	1,537
Simon Property Group, Inc., REIT	74	4,060
SL Green Realty Corp., REIT	18	776
UDR, Inc., REIT	74	2,704
Ventas, Inc., REIT	89	2,385
Vornado Realty Trust, REIT	46	1,666
Welltower, Inc., REIT	97	4,441
Weyerhaeuser Co., REIT	177	3,000

		78,635

Retailing — 8.1%
Advance Auto Parts, Inc.	17	1,586
AutoZone, Inc.*	1	846
Best Buy Co., Inc.	65	3,705
Booking Holdings, Inc.*	10	13,453
Dollar General Corp.	51	7,702
eBay, Inc.	190	5,711
Expedia Group, Inc.	36	2,026
Gap, Inc. (The)	105	739
Genuine Parts Co.	42	2,828
Kohl’s Corp.	47	686
L Brands, Inc.	69	798
LKQ Corp.*	85	1,743
Macy’s, Inc.	79	388
Nordstrom, Inc.	38	583
O’Reilly Automotive, Inc.*	4	1,204
Ross Stores, Inc.	84	7,305
Target Corp.	41	3,812
Tiffany & Co.	28	3,626
TJX Cos., Inc. (The)	284	13,578

The accompanying notes are an integral part of the financial statements.

GOTHAM ESG LARGE VALUE FUND

Portfolio of Investments (Concluded)

March 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Retailing — (Continued)
Tractor Supply Co.	7	$592
Ulta Beauty, Inc.*	14	2,460

		75,371

Semiconductors & Semiconductor Equipment — 0.0%
Intel Corp.	2	108
Qorvo, Inc.*	3	242

		350

Software & Services — 4.1%
Accenture PLC, Class A (Ireland)	31	5,061
Alliance Data Systems Corp.	15	505
DXC Technology Co.	2	26
Gartner, Inc.*	15	1,494
International Business Machines Corp.	99	10,982
Leidos Holdings, Inc.	41	3,758
NortonLifeLock, Inc.	158	2,956
Oracle Corp.	115	5,558
Paychex, Inc.	85	5,348
Western Union Co. (The)	125	2,266

		37,954

Technology Hardware & Equipment — 6.3%
Amphenol Corp., Class A	34	2,478
Apple, Inc.	25	6,357
CDW Corp.	28	2,611
Cisco Systems, Inc.	319	12,540
Corning, Inc.	195	4,005
F5 Networks, Inc.*	17	1,813
FLIR Systems, Inc.	34	1,084
Hewlett Packard Enterprise Co.	393	3,816
HP, Inc.	426	7,395
IPG Photonics Corp.*	1	110

	Number of Shares	Value

COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Juniper Networks, Inc.	91	$1,742
Motorola Solutions, Inc.	40	5,317
NetApp, Inc.	59	2,460
TE Connectivity Ltd. (Switzerland)	70	4,409
Xerox Holdings Corp.	68	1,288
Zebra Technologies Corp., Class A*	10	1,836

		59,261

Telecommunication Services — 3.5%
AT&T, Inc.	578	16,849
Verizon Communications, Inc.	298	16,011

		32,860

Transportation — 2.0%
Alaska Air Group, Inc.	35	997
CH Robinson Worldwide, Inc.	32	2,118
CSX Corp.	16	917
Delta Air Lines, Inc.	170	4,850
Expeditors International of Washington, Inc.	40	2,669
Southwest Airlines Co.	140	4,985
United Airlines Holdings, Inc.*	62	1,956

		18,492

TOTAL COMMON STOCKS (Cost $1,100,778)		927,606

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		6,969

NET ASSETS - 100.0%		$934,575

*	Non-income producing.

PLC    Public Limited Company

REIT   Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Assets and Liabilities

March 31, 2020

(Unaudited)

	Gotham Absolute	Gotham Absolute	Gotham Enhanced
	500 Fund	500 Core Fund	500 Fund
Assets
Non-affiliated investments, at value[1,2,3]	$12,030,315	$2,293,782	$8,621,626
Swap, at value	1,252,399 (a)	—	693,382 (a)
Cash	389,690	115,824	114,643
Due from broker	628	—	—
Deposits with brokers for securities sold short	—	724,083	—
Securities lending cash collateral	—	1,147	—
Receivables:
Investments sold	241,916	57,376	166,259
Dividends and interest	16,873	3,838	18,290
Investment adviser	—	12,705	659
Prepaid expenses and other assets	725	80	6,486

Total assets	13,932,546	3,208,835	9,621,345

Liabilities
Securities sold short, at value[4]	—	1,038,343	—
Obligation to return cash collateral on swap contracts (Note 1)	960,000	—	350,000
Payables:
Securities lending cash collateral	—	1,147	—
Investments purchased	114,565	45,556	165,276
Dividends and fees on securities sold short	—	1,477	—
Capital shares redeemed	6,627	—	—
Investment adviser	1,901	—	—
Administration and accounting fees	5,556	5,583	5,812
Accrued expenses	15,313	17,515	14,467

Total liabilities	1,103,962	1,109,621	535,555

Net Assets	$12,828,584	$2,099,214	$9,085,790

Net Assets Consisted of:
Capital stock, $0.01 par value	$13,203	$2,272	$9,957
Paid-in capital	13,836,237	2,281,504	11,655,897
Total distributable earnings/(loss)	(1,020,856)	(184,562)	(2,580,064)

Net Assets	$12,828,584	$2,099,214	$9,085,790

Institutional Class Shares:
Net assets	$12,828,584	$2,099,214	$9,085,790

Shares outstanding	1,320,264	227,198	995,727

Net asset value, offering and redemption price per share	$9.72	$9.24	$9.12

[1]Non-affiliated investments, at cost	$13,869,853	$2,626,743	$9,540,133
[2]Includes market value of securities on loan	$—	$39,605	$—
[3]Includes market value of securities designated as collateral for swaps	$4,669,831	$—	$3,417,027
[4]Proceeds received, securities sold short	$—	$1,205,956	$—

(a)	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Assets and Liabilities (Continued)

March 31, 2020

(Unaudited)

	Gotham Neutral	Gotham Hedged	Gotham Hedged
	500 Fund	Plus Fund	Core Fund
Assets
Non-affiliated investments, at value[1,2]	$9,502,957	$3,204,166	$2,138,510
Cash	301,576	130,955	121,956
Deposits with brokers for securities sold short	5,639,706	746,486	773,541
Securities lending cash collateral	2,913	2,744	2,197
Receivables:
Investments sold	271,176	108,635	60,630
Dividends and interest	16,359	4,759	3,038
Investment adviser	—	6,491	5,368
Prepaid expenses and other assets	1,392	15,519	58

Total assets	15,736,079	4,219,755	3,105,298

Liabilities
Securities sold short, at value[3]	7,526,535	1,903,586	812,235
Payables:
Securities lending cash collateral	2,913	2,744	2,197
Investments purchased	257,077	99,363	48,794
Dividends and fees on securities sold short	10,717	4,081	1,798
Investment adviser	1,921	—	—
Administration and accounting fees	4,713	4,526	4,416
Accrued expenses	16,993	16,345	15,709

Total liabilities	7,820,869	2,030,645	885,149

Net Assets	$7,915,210	$2,189,110	$2,220,149

Net Assets Consisted of:
Capital stock, $0.01 par value	$7,659	$2,300	$2,315
Paid-in capital	8,376,278	2,318,029	2,321,534
Total distributable earnings/(loss)	(468,727)	(131,219)	(103,700)

Net Assets	$7,915,210	$2,189,110	$2,220,149

Institutional Class Shares:
Net assets	$7,915,210	$2,189,110	$2,220,149

Shares outstanding	765,894	229,973	231,477

Net asset value, offering and redemption price per share	$10.33	$9.52	$9.59

[1]Non-affiliated investments, at cost	$10,734,922	$3,538,653	$2,288,985
[2]Includes market value of securities on loan	$40,564	$2,571	$39,160
[3]Proceeds received, securities sold short	$8,670,924	$2,380,107	$1,018,000

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Assets and Liabilities (Continued)

March 31, 2020

(Unaudited)

	Gotham Defensive Long Fund	Gotham Short Strategies Fund
Assets
Non-affiliated investments, at value[1,2,3]	$3,334,502	$31,259,887
Swaps, at value	—	7,444,616	(a)
Cash	1,733	285,553
Due from broker	—	174,553
Deposits with brokers for securities sold short	32,910	—
Securities lending cash collateral	9,320	—
Receivables:
Investments sold	125,054	1,424,406
Capital shares sold	—	250,000
Dividends and interest	4,346	31,137
Investment adviser	6,234	—
Prepaid expenses and other assets	1,324	6,654

Total assets	3,515,423	40,876,806

Liabilities
Securities sold short, at value[4]	1,428,958	—
Obligation to return cash collateral on swap contracts (Note 1)	—	7,290,000
Payables:
Securities lending cash collateral	9,320	—
Investments purchased	122,184	521,052
Dividends and fees on securities sold short	1,859	—
Investment adviser	—	22,942
Administration and accounting fees	11,341	3,607
Accrued expenses	14,619	21,743

Total liabilities	1,588,281	7,859,344

Net Assets	$1,927,142	$33,017,462

Net Assets Consisted of:
Capital stock, $0.01 par value	$2,043	$36,119
Paid-in capital	2,024,984	34,635,083
Total distributable earnings/(loss)	(99,885)	(1,653,740)

Net Assets	$1,927,142	$33,017,462

Institutional Class Shares:
Net assets	$1,927,142	$33,017,462

Shares outstanding	204,254	3,611,939

Net asset value, offering and redemption price per share	$9.44	$9.14

[1]Non-affiliated investments, at cost	$3,719,197	$36,750,197
[2]Includes market value of securities on loan	$60,406	$—
[3]Includes market value of securities designated as collateral for swaps	$—	$15,083,055
[4]Proceeds received, securities sold short	$1,935,705	$—

(a)	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Assets and Liabilities (Concluded)

March 31, 2020

(Unaudited)

	Gotham Master Neutral Fund	Gotham ESG Large Value Fund
Assets
Non-affiliated investments, at value[1]	$5,191,807	$927,606
Affiliated investments, at value[2]	9,990,541	—
Cash	569,853	14,859
Deposits with brokers for securities sold short	5,982,531	—
Receivables:
Investments sold	356,640	16,104
Dividends and interest	5,678	1,450
Investment adviser	17,901	9,351
Prepaid expenses and other assets	4,578	66

Total assets	22,119,529	969,436

Liabilities
Securities sold short, at value[3]	4,998,040	—
Payables:
Investments purchased	370,685	16,019
Dividends and fees on securities sold short	7,278	—
Administration and accounting fees	274	2,346
Accrued expenses	23,397	16,496

Total liabilities	5,399,674	34,861

Net Assets	$16,719,855	$934,575

Net Assets Consisted of:
Capital stock, $0.01 par value	$17,705	$1,039
Paid-in capital	18,045,906	1,046,623
Total distributable earnings/(loss)	(1,343,756)	(113,087)

Net Assets	$16,719,855	$934,575

Institutional Class Shares:
Net assets	$16,719,855	$934,575

Shares outstanding	1,770,544	103,943

Net asset value, offering and redemption price per share	$9.44	$8.99

[1]Non-affiliated investments, at cost	$6,067,182	$1,100,778
[2]Affiliated investments, at cost	$10,843,840	$—
[3]Proceeds received, securities sold short	$5,917,032	$—

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Operations

For the Six Months Ended March 31, 2020

(Unaudited)

	Gotham Absolute 500 Fund		Gotham Absolute 500 Core Fund	Gotham Enhanced 500 Fund
Investment Income
Dividend income	$187,072		$35,639	$275,249
Interest	—		1,021	2,972
Income from securities loaned (Note 5)	—		25	—

Total investment income	187,072		36,685	278,221

Expenses
Advisory fees (Note 2)	108,111		12,302	164,909
Administration and accounting fees (Note 2)	15,627		12,962	16,920
Dividends and fees on securities sold short (Note 1)	—		9,521	—
Transfer agent fees (Note 2)	3,375		1,602	8,376
Custodian fees (Note 2)	748		4,203	1,396
Trustees’ and officers’ fees (Note 2)	1,497		240	2,615
Printing and shareholder reporting fees	10,269		7,909	9,290
Registration and filing fees	14,082		154	13,231
Legal fees	7,376		4,629	7,463
Audit fees	14,464		14,456	14,475
Other expenses	1,246		826	2,651

Total expenses before waivers and/or reimbursements	176,795		68,804	241,326

Waivers and/or reimbursements (Note 2)	(56,671)		(45,135)	(58,094)

Net expenses after waivers and/or reimbursements	120,124		23,669	183,232

Net investment income	66,948		13,016	94,989

Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	999,670		82,663	1,282,465
Net realized loss from securities sold short	—		(23,649)	—
Net realized loss on swaps	(771,560	)(a)	—	(2,035,384	)(a)
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	(3,784,521)		(551,604)	(5,107,894)
Net change in unrealized appreciation/(depreciation) on securities sold short	—		184,586	—
Net change in unrealized appreciation/(depreciation) on swaps	952,279	(a)	—	(85,861	)(a)

Net realized and unrealized loss on investments	(2,604,132)		(308,004)	(5,946,674)

Net decrease in net assets resulting from operations	$(2,537,184)		$(294,988)	$(5,851,685)

(a)	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Operations (Continued)

For the Six Months Ended March 31, 2020

(Unaudited)

	Gotham Neutral 500 Fund	Gotham Hedged Plus Fund	Gotham Hedged Core Fund
Investment Income
Dividend income	$135,749	$49,870	$28,701
Interest	2,025	1,179	861
Income from securities loaned (Note 5)	28	15	24

Total investment income	137,802	51,064	29,586

Expenses
Advisory fees (Note 2)	59,860	13,739	8,876
Administration and accounting fees (Note 2)	14,457	15,456	15,397
Dividends and fees on securities sold short (Note 1)	60,771	28,768	5,924
Transfer agent fees (Note 2)	1,637	1,619	1,603
Custodian fees (Note 2)	764	149	95
Trustees’ and officers’ fees (Note 2)	876	274	243
Printing and shareholder reporting fees	8,574	8,675	8,506
Registration and filing fees	608	13,858	168
Legal fees	855	260	231
Audit fees	14,458	14,463	14,463
Other expenses	987	840	832

Total expenses before waivers and/or reimbursements	163,847	98,101	56,338

Waivers and/or reimbursements (Note 2)	(43,217)	(53,533)	(39,636)

Net expenses after waivers and/or reimbursements	120,630	44,568	16,702

Net investment income	17,172	6,496	12,884

Net realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from non-affiliated investments	551,565	85,184	(11,414)
Net realized loss from securities sold short	(211,339)	(170,189)	(49,829)
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	(2,382,115)	(697,869)	(387,299)
Net change in unrealized appreciation/(depreciation) on securities sold short	1,289,906	534,395	225,669

Net realized and unrealized loss on investments	(751,983)	(248,479)	(222,873)

Net decrease in net assets resulting from operations	$(734,811)	$(241,983)	$(209,989)

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Operations (Continued)

For the Six Months Ended March 31, 2020

(Unaudited)

	Gotham Defensive Long Fund	Gotham Short Strategies Fund
Investment Income
Dividend income.	$43,611	$224,108
Less: taxes withheld	(101)	(1,131)
Interest	256	13,726
Income from securities loaned (Note 5)	196	—

Total investment income	43,962	236,703

Expenses
Advisory fees (Note 2)	23,855	200,887
Administration and accounting fees (Note 2)	29,973	17,167
Dividends and fees on securities sold short (Note 1)	17,768	—
Transfer agent fees (Note 2)	1,605	15,168
Custodian fees (Note 2)	116	3,225
Trustees’ and officers’ fees (Note 2)	233	2,596
Printing and shareholder reporting fees	9,075	9,732
Registration and filing fees	810	15,336
Legal fees	220	986
Audit fees	15,013	15,323
Other expenses	823	2,539

Total expenses before waivers and/or reimbursements	99,491	282,959

Waivers and/or reimbursements (Note 2)	(56,078)	(82,072)

Net expenses after waivers and/or reimbursements	43,413	200,887

Net investment income	549	35,816

Net realized and unrealized gain/(loss) from investments:
Net realized loss from non-affiliated investments.	(28,607)	(446,248)
Net realized gain from securities sold short	28,299	—
Net realized gain on swaps	—	116,974 (a)
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	(740,880)	(5,917,811)
Net change in unrealized appreciation/(depreciation) on securities sold short	355,397	—
Net change in unrealized appreciation/(depreciation) on swaps	—	7,540,521 (a)

Net realized and unrealized gain/(loss) on investments	(385,791)	1,293,436

Net increase/(decrease) in net assets resulting from operations	$(385,242)	$1,329,252

(a)	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Operations (Concluded)

For the Six Months Ended March 31, 2020

(Unaudited)

	Gotham Master Neutral Fund	Gotham ESG Large Value Fund
Investment Income
Dividends from non-affiliated investments	$40,225	$14,367
Dividends from affiliated investments	79,267	—
Less: taxes withheld	(308)	—
Interest	16,834	97

Total investment income	136,018	14,464

Expenses
Advisory fees (Note 2)	25,696	4,539
Administration and accounting fees (Note 2)	36,064	5,724
Dividends and fees on securities sold short (Note 1)	15,698	—
Transfer agent fees (Note 2)	9,881	1,603
Custodian fees (Note 2)	5,260	32
Trustees’ and officers’ fees (Note 2)	1,509	113
Printing and shareholder reporting fees	9,681	5,007
Registration and filing fees	22,176	1,406
Legal fees	670	4,584
Audit fees	14,637	14,209
Other expenses	1,413	2,908

Total expenses before waivers and/or reimbursements	142,685	40,125

Waivers and/or reimbursements (Note 2)	(111,569)	(35,586)

Net expenses after waivers and/or reimbursements	31,116	4,539

Net investment income	104,902	9,925

Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	53,572	67,861
Net realized loss from affiliated investments	(37,067)	—
Net realized gain from securities sold short	193,109	—
Capital gain distributions from affiliated investments	2,391	—
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	(1,259,326)	(313,078)
Net change in unrealized appreciation/(depreciation) on affiliated investments	(996,283)	—
Net change in unrealized appreciation/(depreciation) on securities sold short	830,242	—

Net realized and unrealized loss on investments	(1,213,362)	(245,217)

Net decrease in net assets resulting from operations	$(1,108,460)	$(235,292)

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets

	Gotham Absolute 500 Fund		Gotham Absolute 500 Core Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
Net increase/(decrease) in net assets from operations:
Net investment income	$66,948	$105,868	$13,016	$26,599
Net realized gain/(loss) from investments, securities sold short and swaps	228,110	(125,721)	59,014	122,449
Net change in unrealized appreciation/ (depreciation) on investments, securities sold short and swaps	(2,832,242)	(83,584)	(367,018)	(109,223)

Net increase/(decrease) in net assets resulting from operations	(2,537,184)	(103,437)	(294,988)	39,825

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings	(121,401)	(1,323,431)	(167,617)	(267,601)

Net decrease in net assets from dividends and distributions to shareholders	(121,401)	(1,323,431)	(167,617)	(267,601)

Increase/(decrease) in Net Assets from Capital Share Transactions (Note 4)	(812,621)	2,995,633	—	267,601

Total increase/(decrease) in net assets	(3,471,206)	1,568,765	(462,605)	39,825

Net assets
Beginning of period	16,299,790	14,731,025	2,561,819	2,521,994

End of period	$12,828,584	$16,299,790	$2,099,214	$2,561,819

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Enhanced 500 Fund		Gotham Neutral 500 Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
Net increase/(decrease) in net assets from operations:
Net investment income	$94,989	$182,506	$17,172	$99,451
Net realized gain/(loss) from investments, securities sold short and swaps	(752,919)	85,791	340,226	(396,933)
Net change in unrealized appreciation/ (depreciation) on investments, securities sold short and swaps	(5,193,755)	(1,496,482)	(1,092,209)	220,328

Net decrease in net assets resulting from operations	(5,851,685)	(1,228,185)	(734,811)	(77,154)

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings	(373,978)	(4,179,248)	(109,182)	(116,253)

Net decrease in net assets from dividends and distributions to shareholders	(373,978)	(4,179,248)	(109,182)	(116,253)

Increase/(decrease) in Net Assets from Capital Share Transactions (Note 4)	(12,588,222)	(130,052)	(576,405)	3,379,642

Total increase/(decrease) in net assets	(18,813,885)	(5,537,485)	(1,420,398)	3,186,235

Net assets
Beginning of period	27,899,675	33,437,160	9,335,608	6,149,373

End of period	$9,085,790	$27,899,675	$7,915,210	$9,335,608

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Hedged Plus Fund		Gotham Hedged Core Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
Net increase/(decrease) in net assets from operations:
Net investment income	$6,496	$23,721	$12,884	$32,221
Net realized gain/(loss) from investments and securities sold short	(85,005)	81,677	(61,243)	78,180
Net change in unrealized appreciation/ (depreciation) on investments and securities sold short	(163,474)	(162,849)	(161,630)	(89,107)

Net increase/(decrease) in net assets resulting from operations	(241,983)	(57,451)	(209,989)	21,294

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings	(174,500)	(284,968)	(152,049)	(299,822)

Net decrease in net assets from dividends and distributions to shareholders	(174,500)	(284,968)	(152,049)	(299,822)

Increase/(decrease) in Net Assets from Capital Share Transactions (Note 4)	(322,255)	604,833	—	299,822

Total increase/(decrease) in net assets	(738,738)	262,414	(362,038)	21,294

Net assets
Beginning of period	2,927,848	2,665,434	2,582,187	2,560,893

End of period	$2,189,110	$2,927,848	$2,220,149	$2,582,187

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Defensive Long Fund		Gotham Short Strategies Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
Net increase/(decrease) in net assets from operations:
Net investment income	$549	$2,741	$35,816	$78,462
Net realized gain/(loss) from investments, securities sold short and swaps	(308)	150,879	(329,274)	(3,130,012)
Net change in unrealized appreciation/ (depreciation) on investments, securities sold short and swaps	(385,483)	(33,813)	1,622,710	476,313

Net increase/(decrease) in net assets resulting from operations	(385,242)	119,807	1,329,252	(2,575,237)

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings	(213,873)	—	(78,462)	(47,319)

Net decrease in net assets from dividends and distributions to shareholders	(213,873)	—	(78,462)	(47,319)

Increase/(decrease) in Net Assets from Capital Share Transactions (Note 4)	—	—	(308,897)	33,106,684

Total increase/(decrease) in net assets	(599,115)	119,807	941,893	30,484,128

Net assets
Beginning of period	2,526,257	2,406,450	32,075,569	1,591,441

End of period	$1,927,142	$2,526,257	$33,017,462	$32,075,569

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Concluded)

	Gotham Master Neutral Fund		Gotham ESG Large Value Fund
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Six Months Ended March 31, 2020 (Unaudited)	For the Period Ended September 30, 2019*
Net increase/(decrease) in net assets from operations:
Net investment income	$104,902	$111,473	$9,925	$12,926
Net realized gain/(loss) from investments and securities sold short	212,005	(650,576)	67,861	64,706
Net change in unrealized appreciation/ (depreciation) on investments and securities sold short	(1,425,367)	452,570	(313,078)	139,906

Net increase/(decrease) in net assets resulting from operations	(1,108,460)	(86,533)	(235,292)	217,538

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Total distributable earnings	(205,133)	(26,546)	(95,342)	—

Net decrease in net assets from dividends and distributions to shareholders	(205,133)	(26,546)	(95,342)	—

Increase/(decrease) in Net Assets from Capital Share Transactions (Note 4)	(1,279,949)	15,505,486	47,671	1,000,000

Total increase/(decrease) in net assets	(2,593,542)	15,392,407	(282,963)	1,217,538

Net assets
Beginning of period	19,313,397	3,920,990	1,217,538	—

End of period	$16,719,855	$19,313,397	$934,575	$1,217,538

*	The Fund incepted on December 28, 2018.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Cash Flow

(Unaudited)

	Gotham Hedged Plus Fund	Gotham Defensive Long Fund
	For the Six Months Ended March 31, 2020	For the Six Months Ended March 31, 2020
Cash flows provided by (used in) operating activities:
Net decrease in net assets resulting from operations	$(241,983)	$(385,242)

Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(6,484,277)	(4,542,530)
Proceeds from disposition of long-term portfolio investments	7,151,995	4,808,819
Purchases to cover securities sold short	(4,811,079)	(3,045,392)
Proceeds from securities sold short	4,365,296	2,971,641
Net realized loss on investments and securities sold short.	85,005	308
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	163,474	385,483
Return of capital received from real estate investment trusts	232	—
Increase in receivable for securities sold	(45,349)	(39,447)
Increase/(decrease) in cash collateral for securities lending	(1,196)	9,701
Decrease in dividend and interest receivable	662	1,793
Increase/(decrease) in receivable from investment advisor	2,351	(4,190)
Increase in prepaid expenses and other assets	(7,850)	(348)
Increase in payable for investments purchased	39,825	37,679
Increase/(decrease) in use of cash collateral from securities lending	1,196	(9,701)
Increase in dividends and fees payable for securities sold short	1,448	—
Increase in payable to investment advisor	—	733
Decrease in accrued expense payable	(21,863)	(22,890)

Net cash provided by operating activities	197,887	166,417

Cash flows from financing activities:
Payment of shares redeemed	(496,755)	(213,873)

Net cash used in financing activities	(496,755)	(213,873)

Net decrease in cash	(298,868)	(47,456)
Cash and restricted cash:
Reconciliation of restricted and unrestricted cash at the beginning of the year to the statements of assets and liabilities:
Cash	116,565	1,034
Restricted cash	1,059,744	81,065
Reconciliation of restricted and unrestricted cash at the end of the period to the statements of assets and liabilities:
Cash	$130,955	$1,733

Restricted cash	$746,486	$32,910

Supplemental disclosure of cash flow information:
Cash paid/(received) during the period for financing charges	$(235)	$7,356

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Absolute 500 Fund Institutional Class Shares
	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015*		For the Period Ended April 30, 2015**
Per Share Operating Performance

Net asset value, beginning of period	$11.58		$12.84	$11.50	$10.21	$9.80	$10.47		$10.00

Net investment income/(loss)(1)	0.05		0.08	0.04	(0.02)	(0.02)	(0.03)		(0.09)
Net realized and unrealized gain/(loss) on investments	(1.82)		(0.20)	1.54	1.31	0.77	(0.64)		0.78

Total from investment operations	(1.77)		(0.12)	1.58	1.29	0.75	(0.67)		0.69

Dividends and distributions to shareholders from:

Net investment income	(0.09)		(0.04)	—	—	—	—		—
Net realized capital gains	—		(1.10)	(0.24)	—	(0.16)	—		(0.23)
Return of capital	—		—	—	—	(0.19)	—		—

Total dividends and distributions to shareholders	(0.09)		(1.14)	(0.24)	—	(0.35)	—		(0.23)

Redemption fees	—		—	—	—	0.01	—		0.01

Net asset value, end of period	$9.72		$11.58	$12.84	$11.50	$10.21	$9.80		$10.47

Total investment return(2)	(15.46)%		(0.82)%	13.91%	12.63%	7.88%	(6.40)%		6.98%

Ratio/Supplemental Data

Net assets, end of period (in 000s)	$12,829		$16,300	$14,731	$12,004	$13,446	$15,801		$10,583

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)	1.50	%(4)	2.57%	2.76%	3.20%	3.80%	4.22	%(4)	4.13	%(4)

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(3)(5)	2.21	%(4)	3.43%	3.21%	3.78%	4.00%	4.75	%(4)	5.92	%(4)

Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	0.84	%(4)	0.71%	0.34%	(0.20)%	(0.19)%	(0.69	)%(4)	(1.15	)%(4)

Portfolio turnover rate	137	%(6)	263%	243%	204%	252%	126	%(6)	327	%(6)

*	The Fund changed its fiscal year end from April 30 to September 30.
**	Commencement of operations. Initial seed capital was issued at $10.00 per share on July 31, 2014.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)

Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund would be 1.50%, 1.50%, 1.50%, 1.84%, 2.25% and 2.25% for the years ended September 30, 2019, 2018, 2017 and 2016, and the periods ended September 30, 2015, and April 30, 2015, respectively.

(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Absolute 500 Core Fund Institutional Class Shares
	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
Per Share Operating Performance

Net asset value, beginning of period	$11.28		$12.46	$11.19	$10.00	$10.00

Net investment income(1)	0.06		0.12	0.07	0.03	—
Net realized and unrealized gain/(loss) on investments	(1.36)		0.02	1.34	1.16	(0.00	)(2)

Total from investment operations	(1.30)		0.14	1.41	1.19	(0.00	)(2)

Dividends and distributions to shareholders from:
Net investment income	(0.15)		(0.03)	(0.12)	—	—
Net realized capital gains	(0.59)		(1.29)	(0.02)	—	—

Total dividends and distributions to shareholders	(0.74)		(1.32)	(0.14)	—	—

Redemption fees.	—		—	—	—	—

Net asset value, end of period	$9.24		$11.28	$12.46	$11.19	$10.00

Total investment return(3)	(12.55)%		1.59%	12.72%	11.90%	0.00%

Ratio/Supplemental Data

Net assets, end of period (in 000s)	$2,099		$2,562	$2,522	$2,239	$1,999

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	1.92	%(5)	1.70%	1.93%	2.15%	—

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	5.59	%(5)	4.81%	4.30%	5.33%	—

Ratio of net investment income to average net assets (including dividend and interest expense)	1.06	%(5)	1.07%	0.58%	0.25%	—

Portfolio turnover rate	151	%(7)	253%	239%	245%	—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursements, and recoupments for the Fund would be 1.15%, 1.15%, 1.15% and 1.15% for the six months ended March 31, 2020 and the years ended September 30, 2019, 2018 and 2017, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Enhanced 500 Fund Institutional Class Shares
	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016		For the Period Ended September 30, 2015*
Per Share Operating Performance

Net asset value, beginning of period	$11.98		$13.98	$12.20	$10.22	$8.99		$10.00

Net investment income/(loss)(1)	0.05		0.08	0.06	0.02	0.03		(0.02)
Net realized and unrealized gain/(loss) on investments	(2.73)		(0.41)	2.50	1.99	1.26		(0.99)

Total from investment operations	(2.68)		(0.33)	2.56	2.01	1.29		(1.01)

Dividends and distributions to shareholders from:
Net investment income	(0.18)		(0.06)	(0.02)	(0.03)	(0.01)		—
Net realized capital gains	—		(1.61)	(0.76)	—	(0.05)		—

Total dividends and distributions to shareholders	(0.18)		(1.67)	(0.78)	(0.03)	(0.06)		—

Redemption fees	—		—	—	—	0.00	(2)	—

Net asset value, end of period	$9.12		$11.98	$13.98	$12.20	$10.22		$8.99

Total investment return(3)	(22.79)%		(1.83)%	21.68%	19.73%	14.43	%(4)	(10.10)%

Ratio/Supplemental Data

Net assets, end of period (in 000s)	$9,086		$27,900	$33,437	$24,453	$19,865		$6,067

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(5)	1.50	%(6)	3.60%	3.61%	3.83%	4.09%		4.40	%(6)

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(5)(7)	1.98	%(6)	3.96%	3.79%	4.18%	4.69%		5.54	%(6)

Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	0.78	%(6)	0.64%	0.43%	0.17%	0.29%		(0.24	)%(6)

Portfolio turnover rate	124	%(8)	244%	216%	193%	219%		355	%(8)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on December 31, 2014.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

The performance data includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)

Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including waivers, reimbursements, and recoupments for the Fund would be 1.50%, 1.50%, 1.50%, 1.77% and 2.25% for the years ended September 30, 2019, 2018, 2017 and 2016 and the period ended September 30, 2015, respectively.

(6)	Annualized.
(7)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(8)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Neutral 500 Fund Institutional Class Shares
	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017*
Per Share Operating Performance

Net asset value, beginning of period	$11.42		$11.69	$10.77	$10.00

Net investment income/(loss)(1)	0.02		0.12	0.03	(0.07)
Net realized and unrealized gain/(loss) on investments	(0.98)		(0.18)	0.95	0.84

Total from investment operations	(0.96)		(0.06)	0.98	0.77

Dividends and distributions to shareholders from:
Net investment income	(0.13)		(0.04)	(0.01)	—
Net realized capital gains	(0.00	)(2)	(0.17)	(0.05)	—

Total dividends and distributions to shareholders	(0.13)		(0.21)	(0.06)	—

Redemption fees	—		—	—	—

Net asset value, end of period	$10.33		$11.42	$11.69	$10.77

Total investment return(3)	(8.48)%		(0.56)%	9.09%	7.70%

Ratio/Supplemental Data

Net assets, end of period (in 000s)	$7,915		$9,336	$6,149	$3,593

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	2.72	%(5)	1.86%	2.43%	3.24%

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	3.69	%(5)	2.82%	3.45%	6.02%

Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	0.39	%(5)	1.09%	0.26%	(0.64)%

Portfolio turnover rate	163	%(7)	273%	269%	202%

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $(0.005) per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursements, and recoupments for the Fund would be 1.35%, 1.39%, 1.50% and 1.50% for the six months ended March 31, 2020 and the years ended September 30, 2019, 2018 and 2017, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Hedged Plus Fund Institutional Class Shares
	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
Per Share Operating Performance

Net asset value, beginning of period	$11.31		$12.87	$11.43	$10.08	$10.00

Net investment income(1)	0.03		0.10	0.06	0.01	0.00	(2)
Net realized and unrealized gain/(loss) on investments	(1.14)		(0.44)	1.64	1.49	0.08

Total from investment operations	(1.11)		(0.34)	1.70	1.50	0.08

Dividends and distributions to shareholders from:
Net investment income	(0.12)		(0.06)	(0.09)	(0.11)	—
Net realized capital gains	(0.56)		(1.16)	(0.17)	(0.04)	—

Total dividends and distributions to shareholders	(0.68)		(1.22)	(0.26)	(0.15)	—

Redemption fees	—		—	—	—	—

Net asset value, end of period	$9.52		$11.31	$12.87	$11.43	$10.08

Total investment return(3)	(10.75)%		(2.45)%	15.00%	15.01%	0.80%

Ratio/Supplemental Data

Net assets, end of period (in 000s)	$2,189		$2,928	$2,665	$2,319	$2,015

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	3.24	%(5)	2.68%	2.71%	3.10%	3.13	%(5)

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	7.14	%(5)	6.97%	5.57%	8.46%	8.17	%(5)

Ratio of net investment income to average net assets (including dividend and interest expense)	0.47	%(5)	0.84%	0.48%	0.09%	0.00	%(5)(7)

Portfolio turnover rate	157	%(8)	239%	227%	183%	152	%(8)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on March 31, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursements, and recoupments for the Fund would be 1.15%, 1.15%, 1.15%, 1.15% and 1.15% for the six months ended March 31, 2020 and years ended September 30, 2019, 2018 and 2017 and the period ended September 30, 2016, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Amount is less than 0.005%.
(8)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Hedged Core Fund Institutional Class Shares
	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
Per Share Operating Performance

Net asset value, beginning of period	$11.16		$12.61	$11.34	$10.00	$10.00

Net investment income(1)	0.06		0.14	0.11	0.07	—
Net realized and unrealized gain/(loss) on investments	(0.97)		(0.11)	1.35	1.27	(0.00	)(2)

Total from investment operations	(0.91)		0.03	1.46	1.34	(0.00	)(2)

Dividends and distributions to shareholders from:
Net investment income	(0.17)		(0.07)	(0.18)	—	—
Net realized capital gains	(0.49)		(1.41)	(0.01)	—	—

Total dividends and distributions to shareholders	(0.66)		(1.48)	(0.19)	—	—

Redemption fees	—		—	—	—	—

Net asset value, end of period	$9.59		$11.16	$12.61	$11.34	$10.00

Total investment return(3)	(8.94)%		0.86%	12.93%	13.40%	0.00%

Ratio/Supplemental Data

Net assets, end of period (in 000s)	$2,220		$2,582	$2,561	$2,267	$1,999

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	1.32	%(5)	1.00%	1.16%	1.40%	—

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	4.44	%(5)	4.05%	3.85%	4.91%	—

Ratio of net investment income to average net assets (including dividend and interest expense)	1.02	%(5)	1.29%	0.91%	0.66%	—

Portfolio turnover rate	159	%(7)	228%	221%	249%	—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursements, and recoupments for the Fund would be 0.85%, 0.85%, 0.85% and 0.85% for the six months ended March 31, 2020 and the years ended September 30, 2019, 2018 and 2017, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Defensive Long Fund Institutional Class Shares
	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
Per Share Operating Performance

Net asset value, beginning of period	$12.37		$11.78	$10.87	$9.99	$10.00

Net investment income/(loss)(1)	0.00	(2)	0.01	(0.05)	(0.03)	—
Net realized and unrealized gain/(loss) on investments	(1.89)		0.58	1.20	0.91	(0.01)

Total from investment operations	(1.89)		0.59	1.15	0.88	(0.01)

Dividends and distributions to shareholders from:
Net investment income	(0.01)		—	(0.05)	—	—
Net realized capital gains	(1.03)		—	(0.18)	—	—
Return of capital	—		—	(0.01)	—	—

Total dividends and distributions to shareholders	(1.04)		—	(0.24)	—	—

Redemption fees	—		—	—	—	—

Net asset value, end of period	$9.44		$12.37	$11.78	$10.87	$9.99

Total investment return(3)	(16.97)%		5.01%	10.68%	8.70%	(0.10)%

Ratio/Supplemental Data

Net assets, end of period (in 000s)	$1,927		$2,526	$2,406	$2,174	$1,999

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(4)	3.64	%(5)	3.44%	3.63%	3.62%	—

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)(6)	8.34	%(5)	7.66%	8.03%	8.27%	—

Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	0.05	%(5)	0.12%	(0.41)%	(0.27)%	—

Portfolio turnover rate	111	%(7)	204%	225%	263%	—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursements, and recoupments for the Fund would be 2.15%, 2.15%, 2.15% and 2.15% for the six months ended March 31, 2020 and the years ended September 30, 2019, 2018 and 2017, respectively.

(5)	Annualized.
(6)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Short Strategies Fund Institutional Class Shares
	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Period Ended September 30, 2017*
Per Share Operating Performance

Net asset value, beginning of period	$8.78		$9.05	$10.07	$10.00

Net investment income/(loss)(1)	0.01		0.03	(0.03)	0.02
Net realized and unrealized gain/(loss) on investments	0.37		(0.09)	(0.97)	0.05

Total from investment operations.	0.38		(0.06)	(1.00)	0.07

Dividends and distributions to shareholders from:
Net investment income	(0.02)		—	(0.02)	—
Net realized capital gains	—		(0.21)	—	—

Total dividends and distributions to shareholders	(0.02)		(0.21)	(0.02)	—

Redemption fees	—		0.00 (2)	—	—

Net asset value, end of period	$9.14		$8.78	$9.05	$10.07

Total investment return(3)	4.37%		(0.81)%	(9.90)%	0.70%

Ratio/Supplemental Data

Net assets, end of period (in 000s)	$33,017		$32,076	$1,591	$18,328

Ratio of expenses to average net assets with waivers and reimbursements, if any	1.35	%(4)	1.35%	1.35%	1.35	%(4)

Ratio of expenses to average net assets without waivers and expense reimbursements, if any(5)	1.90	%(4)	2.20%	2.49%	3.06	%(4)

Ratio of net investment income/(loss) to average net assets	0.24	%(4)	0.39%	(0.30)%	1.19	%(4)

Portfolio turnover rate	330	%(6)	616%	591%	165	%(6)(7)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on July 31, 2017.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.
(5)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been shown (See Note 2).
(6)	Not annualized.
(7)	Portfolio turnover rate excludes securities received from processing a subscription due to a reorganization.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham Master Neutral Fund Institutional Class Shares
	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019		For the Year Ended September 30, 2018	For the Period Ended September 30, 2017*
Per Share Operating Performance

Net asset value, beginning of period	$10.16		$10.21		$10.08	$10.00

Net investment income(1)	0.07		0.07		0.03	0.01
Net realized and unrealized gain/(loss) on investments	(0.68)		(0.06)		0.24	0.07

Total from investment operations	(0.61)		0.01		0.27	0.08

Dividends and distributions to shareholders from:
Net investment income	(0.10)		(0.06)		(0.02)	—
Net realized capital gains	(0.01)		—		(0.12)	—

Total dividends and distributions to shareholders	(0.11)		(0.06)		(0.14)	—

Redemption fees	—		—		—	—

Net asset value, end of period	$9.44		$10.16		$10.21	$10.08

Total investment return(2)	(6.08)%		0.13%		2.79%	0.80%

Ratio/Supplemental Data

Net assets, end of period (in 000s)	$16,720		$19,313		$3,921	$4,075

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)	0.17	%(4)	0.20%		0.28%	0.31	%(4)

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(3)(5)	1.39	%(4)	1.53%		3.05%	4.60	%(4)

Ratio of net investment income to average net assets (including dividend and interest expense)	1.49	%(4)	0.71	%(6)	0.28%	0.35	%(4)

Portfolio turnover rate	92	%(7)	166%		170%	97	%(7)

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on April 28, 2017.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)

Expense ratio includes dividend and fees on securities sold short. Excluding such dividend and fees on securities sold short, the ratio of expenses to average net assets including waivers, reimbursement, and recoupments for the Fund would be 0.17%, 0.20%, 0.26% and 0.31% for the six months ended March 31, 2020 and years ended September 30, 2019, 2018 and the period ended September 30, 2017, respectively.

(4)	Annualized.
(5)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(6)	Net rebate income on securities sold short exceeded dividends and fees on securities sold short during the period. (See Note 1).
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Gotham ESG Large Value Fund Institutional Class Shares
	For the Six Months Ended March 31, 2020 (Unaudited)		For the Period Ended September 30, 2019*
Per Share Operating Performance

Net asset value, beginning of period	$12.18		$10.00

Net investment income(1)	0.10		0.13
Net realized and unrealized gain/(loss) on investments	(2.34)		2.05

Total from investment operations	(2.24)		2.18

Dividends and distributions to shareholders from:
Net investment income	(0.18)		—
Net realized capital gains	(0.77)		—

Total dividends and distributions to shareholders	(0.95)		—

Redemption fees	—		—

Net asset value, end of period	$8.99		$12.18

Total investment return(2)	(20.37)%		21.80%

Ratio/Supplemental Data

Net assets, end of period (in 000s)	$935		$1,218

Ratio of expenses to average net assets with waivers, reimbursements, and recoupments if any	0.75	%(3)	0.75	%(3)

Ratio of expenses to average net assets without waivers, expense reimbursements, and recoupments if any(4)	6.63	%(3)	6.59	%(3)

Ratio of net investment income to average net assets	1.64	%(3)	1.49	%(3)

Portfolio turnover rate	172	%(5)	169	%(5)

*	Institutional class commenced operations on December 31, 2018. Total return is calculated based on inception date of December 28, 2018, when initial seed capital was issued at $10.00 per share.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Notes to Financial Statements

March 31, 2020

(Unaudited)

1. Organization and Significant Accounting Policies

The Gotham Absolute 500 Fund, the Gotham Absolute 500 Core Fund, the Gotham Enhanced 500 Fund, the Gotham Neutral 500 Fund, the Gotham Hedged Plus Fund, the Gotham Hedged Core Fund, the Gotham Defensive Long Fund, the Gotham Short Strategies Fund, the Gotham Master Neutral Fund and the Gotham ESG Large Value Fund (each a “Fund” and together, the “Funds”) are each a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each of the Funds offers one class of shares, Institutional Class. The Funds’ commencement of operations are as follows:

Gotham Absolute 500 Fund (“Absolute 500”)	July 31, 2014
Gotham Absolute 500 Core Fund (“Absolute 500 Core”)	September 30, 2016
Gotham Enhanced 500 Fund (“Enhanced 500”)	December 31, 2014
Gotham Neutral 500 Fund (“Neutral 500”)	October 1, 2016
Gotham Hedged Plus Fund (“Hedged Plus”)	March 31, 2016
Gotham Hedged Core Fund (“Hedged Core”)	September 30, 2016
Gotham Defensive Long Fund (“Defensive Long”)	September 30, 2016
Gotham Short Strategies Fund (“Short Strategies”)	July 31, 2017
Gotham Master Neutral Fund (“Master Neutral”)	April 28, 2017
Gotham ESG Large Value Fund (“ESG Large Value”)	December 31, 2018

All the Funds, except for the ESG Large Value and Master Neutral, seek to achieve their investment objectives by primarily investing in long and short positions of U.S. equity securities. Equity securities include common and preferred stocks. Master Neutral seeks to achieve its investment objective by primarily investing in other funds advised by Gotham, but also in long and short positions of U.S. equity securities. ESG Large Value seeks to achieve its investment objective by primarily investing in long positions of equity securities.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. Over the Counter (“OTC”) investments (including swap agreements) are generally valued by approved pricing services that use evaluated prices from various observable market factors. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Gotham Asset Management, LLC (“Gotham” or “the Adviser”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security, asset or liability will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: total return swaps with end of period unrealized appreciation of $1,252,399, $693,382 and $7,444,616 held by Absolute 500, Enhanced 500 and Short Strategies, respectively; and a U.S. Treasury Obligation with the end of period value of $199,716 held by Master Neutral. These securities are considered Level 2 as of and for the six months ended March 31, 2020.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended March 31, 2020, there were no transfers in or out of Level 3 for the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Cash — Cash comprises U.S. Dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Due to/from Brokers — Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/(loss) from investment transactions in the statement of Operations. These characterizations are reflected in the accompanying financial statements. General expenses of the Trust are generally allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Code, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. A Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to its long-term implications. The COVID-19 pandemic could adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Funds by its service providers. Fund management is continuing to monitor this development and evaluate its impact on the Funds.

Short Sales — All Funds except ESG Large Value may sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales. Effective September 12, 2019 and September 16, 2019, Enhanced 500 and Absolute 500, respectively, discontinued investing in short securities directly and may obtain short and long exposure through the use of swap agreements.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

As of March 31, 2020, the following Funds had securities sold short, securities pledged as collateral and deposits with brokers for securities sold short:

	Value of Securities Sold Short	Securities Pledged as Collateral	Deposits with Brokers for Securities Sold Short
Absolute 500 Core	$1,038,343	$1,747,014	$724,083
Neutral 500	7,526,535	8,803,895	5,639,706
Hedged Plus	1,903,586	2,699,807	746,486
Hedged Core	812,235	1,461,685	773,541
Defensive Long	1,428,958	2,702,667	32,910
Master Neutral	4,998,040	5,231,606	5,982,531

In accordance with the terms of its prime brokerage agreements, the Funds may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security. These amounts are included in dividends and fees on securities sold short on the Statement of Operations. In those instances where rebate income is in excess of dividends on securities sold short and finance charges, the net amount is shown in the Investment Income section of the Statement of Operations. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund. The following Funds had net charges as shown in the table below for the six months ended March 31, 2020:

	Dividends on Securities Sold Short	Rebate (Income)/Fees
Absolute 500 Core.	$13,673	$(7,486)
Neutral 500	91,695	(51,253)
Hedged Plus	29,003	(15,439)
Hedged Core	11,421	(5,868)
Defensive Long	10,412	(9,207)
Master Neutral	42,687	(29,246)

The following Funds utilized short sales proceeds and incurred financing charges to finance purchases of long securities in order to accomplish the Funds’ respective investment objectives. A financing fee is charged to the Funds based on the Federal Funds rate plus an agreed upon spread. These fees are included in dividends and fees on securities sold short on the Statement of Operations and are as follows for the six months ended March 31, 2020:

	Short Sales (Deposits) Proceeds	Financing Charges
Absolute 500 Core	$346,893	$3,334
Neutral 500	2,214,945	20,329
Hedged Plus	1,185,713	15,204
Hedged Core.	46,026	371
Defensive Long	1,349,849	16,563
Master Neutral	(675,587)	2,257

Swap Agreements — A swap agreement is a bilateral financial instrument that involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on valuation changes to market referenced securities. The nominal amount on which the cash flows are calculated is called the notional amount.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements will be affected by a change in the market value of the referenced underlying securities that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date, in whole or part, under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the swap agreement. A Fund will not enter into any swap agreement unless the Adviser believes that the counterparty to the transaction is creditworthy.

A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of a Fund’s accrued obligations under the swap agreement.

Total Return Swaps: Total return swaps are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. The unrealized appreciation or depreciation also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate (“EFFR”). Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to or from the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument). As of and for the six months ended March 31, 2020, only Absolute 500, Enhanced 500 and Short Strategies held total return swaps.

For the six months ended March 31, 2020, the quarterly average volume of the total return swaps for each Fund were as follows:

Notional Amount
Absolute 500	$(5,712,209)
Enhanced 500	162,281
Short Strategies	(46,836,108)

Counterparty Risk — During the six months ended March 31, 2020, Absolute 500, Enhanced 500 and Short Strategies were subject to counterparty risk. Certain of the derivatives entered into by the Funds may not be traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Funds to suffer a loss. If a counterparty defaults on its payment obligations to the Funds, this default will cause the value of an investment in the Funds to decrease. In addition, to the extent the Funds deal with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Funds is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Funds to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Funds.

The Funds are subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that the Funds will not sustain a loss on a transaction as a result.

Liquidity Risk — During the six months ended March 31, 2020, Absolute 500, Enhanced 500 and Short Strategies were subject to liquidity risk. The Funds may be subject to liquidity risk primarily due to investments in derivatives. The Funds may invest up to 15%

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

of its net assets in illiquid securities or instruments. Certain derivatives, such as swaps, forward contracts and options may not be readily marketable and, therefore, may be deemed to be illiquid. An asset is not readily marketable if it cannot be sold within seven business days in the ordinary course of business for approximately the amount at which it is valued. Investments in illiquid assets involve the risk that the Funds may be unable to sell the asset or sell it at a reasonable price. In addition, the Funds may be required to liquidate positions or close out derivatives on unfavorable terms at a time contrary to the interests of the Funds in order to raise cash to pay redemptions.

An investment in derivatives is also subject to the risk that the Funds may not be able to terminate the derivatives effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, the Funds may be exposed to the risk of additional losses due to such delays.

Master Netting Agreement — During the six months ended March 31, 2020, Absolute 500, Enhanced 500 and Short Strategies were subject to a Master Netting agreement. In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, the Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”). An ISDA Master Agreement is a bilateral agreement between the Funds and the counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of its ISDA Master Agreements. The result would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements — During the six months ended March 31, 2020, Absolute 500, Enhanced 500 and Short Strategies were subject to collateral requirements. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Funds generally agree not to use non-cash collateral that they receive but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from its counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

	Gross Amounts of Recognized Assets/(Liabilities)	Collateral Pledged*	Cash Collateral Received
Absolute 500	$ 1,252,399	$(1,252,399)	$ 960,000
Enhanced 500	693,382	(693,382)	350,000
Short Strategies	7,444,616	(7,444,616)	7,290,000

*	Amount disclosed is limited to the amount of assets presented in each Statement of Assets and Liabilities. Actual collateral pledged may be more than the amount shown.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

2. Transactions with Related Parties and Other Service Providers

Gotham Asset Management, LLC (“Gotham” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services as the investment adviser, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below:

Absolute 500	1.35%
Absolute 500 Core	1.00%
Enhanced 500	1.35%
Neutral 500	1.35%
Hedged Plus	1.00%
Hedged Core	0.70%
Defensive Long	2.00%
Short Strategies	1.35%
Master Neutral(1)	0.30%
ESG Large Value	0.75%

(1)

For Master Neutral (the “Fund”), effective February 1, 2019, Gotham has contractually agreed to waive its investment advisory fee at an annual rate in the amount of 0.30% for the period through January 31, 2021 (the “Advisory Fee Waiver”). Gotham is entitled to receive an investment advisory fee of 0.75% of the Fund’s average net assets excluding assets invested in other mutual funds advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), effectively reducing the investment advisory fee from 0.75% to 0.45%. Gotham does not receive an investment advisory fee from the Fund on assets invested in an underlying fund, but does receive an investment advisory fee from each underlying fund as investment adviser to such funds. The Fund expects to invest 40% of its assets in securities directly; the Fund will pay an investment advisory fee on such directly invested assets, in effect during the period ended March 31, 2020.

The Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions and for Master Neutral, exclusive of management fees, if any), do not exceed the percentages set forth in the table below (on an annual basis) of each Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until the termination date set forth below, unless the Board approves its earlier termination. The table below reflects the Expense Limitation amounts, as a percentage of average daily net assets, in effect during the six months ended March 31, 2020.

		Termination Date
Absolute 500	1.50%	January 31, 2021
Absolute 500 Core	1.15%	January 31, 2021
Enhanced 500	1.50%	January 31, 2021
Neutral 500	1.35%	January 31, 2021
Hedged Plus	1.15%	January 31, 2021
Hedged Core	0.85%	January 31, 2021
Defensive Long	2.15%	January 31, 2021
Short Strategies	1.35%	January 31, 2021
Master Neutral(1)	0.00%	January 31, 2021
ESG Large Value	0.75%	January 31, 2021

(1)	Per the Expense Limitation agreement for the Fund, the expenses subject to the expense limitation are also exclusive of management fees, if any.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

For the six months ended March 31, 2020, investment advisory fees accrued and waivers were as follows:

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee/ (Reimbursement)
Absolute 500	$108,111	$(56,671)	$51,440
Absolute 500 Core	12,302	(43,135)	(30,833)
Enhanced 500	164,909	(58,094)	106,815
Neutral 500	59,860	(43,217)	16,643
Hedged Plus.	13,739	(53,533)	(39,794)
Hedged Core	8,876	(39,636)	(30,760)
Defensive Long	23,855	(56,078)	(32,223)
Short Strategies	200,887	(82,072)	118,815
Master Neutral	25,696	(111,569)	(85,873)
ESG Large Value	4,539	(35,586)	(31,047)

For all Funds, except for Short Strategies and Master Neutral, the Adviser is entitled to recover, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless a Fund’s expenses are below the Expense Limitation amount. As of March 31, 2020, the amounts of potential reimbursement from the Funds to the Adviser are as follows:

	Expiration 09/30/2020	Expiration 09/30/2021	Expiration 09/30/2022	Expiration 03/31/2023
Absolute 500	$38,559	$58,359	$128,784	$56,671
Absolute 500 Core	29,825	56,851	77,326	43,135
Enhanced 500	29,795	53,311	103,601	58,094
Neutral 500	33,739	53,846	87,928	43,217
Hedged Plus	65,220	71,946	120,723	53,533
Hedged Core	37,216	65,442	76,059	39,636
Defensive Long	60,303	101,867	100,262	56,078
ESG Large Value	N/A	N/A	50,745	35,586

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and have agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in transfer agent fees in the Statement of Operations.

Pershing LLC provides prime brokerage services to the Funds under an Agreement for Prime Brokerage Services. Pershing LLC is a wholly owned subsidiary of The Bank of New York Mellon Corporation.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Duff & Phelps, LLC (“D&P”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and D&P are compensated for their services provided to the Trust.

Investment in Affiliated Funds

The following table lists each issuer owned by Master Neutral that may be deemed an “affiliated company” under the 1940 Act, as well as transactions that occurred in the security of such issuers during the six months ended March 31, 2020:

Master Neutral
Name of Issuer	Value at 9/30/19	Purchase Cost	Dividend Income	Sales Proceeds	Net Realized Loss	Change in Unrealized Appreciation/ (Depreciation)	Value at 3/31/20	Shares Held at 3/31/20
Neutral 500	$6,989,950	$467,090	$79,267	$1,043,495	$(23,061)	$(592,530)	$5,797,954	561,273
Gotham Neutral Fund	4,931,764	275,290	—	596,708	(14,006)	(403,753)	4,192,587	444,601

3. Investment in Securities

For the six months ended March 31, 2020 for all Funds, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Absolute 500	$20,469,013	$21,141,979
Absolute 500 Core	4,057,891	4,148,499
Enhanced 500	27,500,058	41,610,506
Neutral 500	17,493,149	17,484,266
Hedged Plus	6,448,757	7,115,290
Hedged Core	3,939,286	3,966,850
Defensive Long	4,499,717	4,764,506
Short Strategies	102,768,540	96,305,514
Master Neutral	15,133,343	15,329,530
ESG Large Value	2,038,581	2,097,174

For the six months ended March 31, 2020, the Funds had no purchases and sales of U.S. Government securities.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

4. Capital Share Transactions

For the six months ended March 31, 2020 and the period ended September 30, 2019, transactions in capital shares of the Funds (authorized shares unlimited) were as follows:

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Period Ended September 30, 2019

	Shares	Value	Shares	Value
Absolute 500:
Institutional Class Shares:
Sales	99,805	$1,143,329	241,135	$2,821,982
Reinvestments	10,236	121,401	115,989	1,323,431
Redemption Fees*	—	—	—	—
Redemptions	(197,412)	(2,077,351)	(96,519)	(1,149,780)

Net Increase (Decrease)	(87,371)	$(812,621)	260,605	$2,995,633

Absolute 500 Core:
Institutional Class Shares:
Sales	—	$—	—	$—
Reinvestments	15,349	167,616	24,732	267,601
Redemption Fees*	—	—	—	—
Redemptions	(15,349)	(167,616)	—	—

Net Increase	—	$—	24,732	$267,601

Enhanced 500:
Institutional Class Shares:
Sales	115,108	$1,257,116	199,655	$2,482,660
Reinvestments	16,731	209,470	363,729	4,179,248
Redemption Fees*	—	—	—	—
Redemptions	(1,464,326)	(14,054,808)	(627,490)	(6,791,960)

Net Decrease	(1,332,487)	$(12,588,222)	(64,106)	$(130,052)

Neutral 500:
Institutional Class Shares:
Sales	35,785	$385,431	540,420	$6,165,369
Reinvestments	9,603	109,183	10,022	116,253
Redemption Fees*	—	—	—	—
Redemptions	(97,268)	(1,071,019)	(258,857)	(2,901,980)

Net Increase (Decrease)	(51,880)	$(576,405)	291,585	$3,379,642

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Period Ended September 30, 2019

	Shares	Value	Shares	Value
Hedged Plus:
Institutional Class Shares:
Sales	—	$—	26,091	$319,885
Reinvestments	15,609	174,500	25,673	284,968
Redemption Fees*	—	—	—	—
Redemptions	(44,570)	(496,755)	(2)	(20)

Net Increase (Decrease)	(28,961)	$(322,255)	51,762	$604,833

Hedged Core:
Institutional Class Shares:
Sales	—	$—	—	$—
Reinvestments	13,823	152,049	28,366	299,822
Redemption Fees*	—	—	—	—
Redemptions	(13,823)	(152,049)	—	—

Net Increase	—	$—	28,366	$299,822

Defensive Long:
Institutional Class Shares:
Sales	—	$—	—	$—
Reinvestments	18,202	213,873	—	—
Redemption Fees*	—	—	—	—
Redemptions	(18,202)	(213,873)	—	—

Net Increase	—	$—	—	$—

Short Strategies:
Institutional Class Shares:
Sales	397,117	$3,290,800	3,598,015	$34,168,627
Reinvestments	9,232	76,810	4,981	47,319
Redemption Fees*	—	—	—	1,287
Redemptions	(447,268)	(3,676,507)	(125,977)	(1,110,549)

Net Increase (Decrease)	(40,919)	$(308,897)	3,477,019	$33,106,684

Master Neutral:
Institutional Class Shares:
Sales	228,812	$2,204,500	1,723,432	$17,593,505
Reinvestments	20,351	205,133	2,600	26,546
Redemption Fees*	—	—	—	—
Redemptions	(378,868)	(3,689,582)	(209,699)	(2,114,565)

Net Increase (Decrease)	(129,705)	$(1,279,949)	1,516,333	$15,505,486

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Period Ended September 30, 2019

	Shares	Value	Shares	Value
ESG Large Value:(1)
Institutional Class Shares:
Sales	—	$—	100,000	$1,000,000
Reinvestments	3,943	47,671	—	—
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	3,943	$47,671	100,000	$1,000,000

*

There is a 1.00% redemption fee that may be charged on shares redeemed within 30 days of purchase. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

(1)	The Fund incepted on December 28, 2018. The Fund commenced operations on December 31, 2019.

Significant Shareholders

As of March 31, 2020, the below Funds had shareholders that held 10% or more of the outstanding shares of the respective Fund. Transactions by these shareholders may have a material impact on the Fund.

Absolute 500
Affiliated Fund	44%
Non-affiliated Shareholders	31%
Absolute 500 Core
Non-affiliated Shareholders	100%
Enhanced 500
Affiliated Fund	47%
Affiliated Shareholders	12%
Non-affiliated Shareholders	20%
Neutral 500
Affiliated Fund	73%
Non-affiliated Shareholders	27%
Hedged Plus
Non-affiliated Shareholders	100%
Hedged Core
Non-affiliated Shareholders	100%
Defensive Long
Non-affiliated Shareholders	100%
Master Neutral
Non-affiliated Shareholders	11%
ESG Large Value
Affiliated Shareholders	100%

5. Securities Lending

All Funds may lend securities to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund’s investment objective. Securities purchased with cash collateral are included in market value of securities designated as collateral for securities on loan on

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

the Statements of Assets and Liabilities. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds pay a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. These fees are included in the fees on cash collateral on the Statements of Operations. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. During the six months ended March 31, 2020, the Funds listed below each had securities lending programs. The market value of securities on loan and cash collateral received as of March 31, 2020 and the income generated from the programs during the six months ended March 31, 2020, with respect to such loans were as follows:

	Market Value of Securities Loaned	Cash Collateral Received	Market Value of Non-cash Collateral	Income Received from Securities Lending
Absolute 500 Core	$39,605	$1,147	$40,906	$25
Neutral 500	40,564	2,913	39,543	28
Hedged Plus	2,571	2,744	—	15
Hedged Core	39,160	2,197	38,971	24
Defensive Long	60,406	9,320	53,040	196

Securities lending transactions are entered into by the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received from that counterparty and create one single net payment due to or from the Funds. The following table is a summary of each of the Fund’s open securities lending transactions which are subject to a MSLA as of March 31, 2020:

				Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash and Non-Cash Collateral Received*	Net Amount**
Absolute 500 Core	$39,605	$—	$39,605	$—	$(39,605)	$—
Neutral 500	40,564	—	40,564	—	(40,564)	—
Hedged Plus	2,571	—	2,571	—	(2,571)	—
Hedged Core	39,160	—	39,160	—	(39,160)	—
Defensive Long	60,406	—	60,406	—	(60,406)	—

*	Amount disclosed is limited to the amount of assets presented in each Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.

**	Net amount represents the net receivable from the counterparty in the event of a default.

6. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds had determined that there was no

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

The tax character of distributions paid by the Funds during the year/period ended September 30, 2019 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Return of Capital
Absolute 500	$41,750	$1,281,681	$—
Absolute 500 Core	5,478	262,123	—
Enhanced 500	150,674	4,028,574	—
Neutral 500	35,534	80,719	—
Hedged Plus	13,994	270,974	—
Hedged Core.	13,625	286,197	—
Short Strategies	47,319	—	—
Master Neutral	26,546	—	—

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of September 30, 2019, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses	Other Temporary Differences
Absolute 500	$(219,313)	$121,401	$—	$2,050,178	$(390,985)	$(164,966)
Absolute 500 Core	—	27,980	127,328	122,735	—	—
Enhanced 500	(644,638)	373,978	1	4,472,209	(390,985)	(164,966)
Neutral 500	—	98,678	—	447,192	(170,604)	—
Hedged Plus	—	25,575	121,081	138,608	—	—
Hedged Core	—	33,081	97,483	127,774	—	—
Defensive Long	—	—	161,602	337,628	—	—
Short Strategies	—	78,462	—	126,778	(3,109,770)	—
Master Neutral	(13,688)	101,619	—	495,534	(613,627)	—
ESG Large Value	—	84,595	16	132,936	—	—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. The temporary differences as of September 30, 2019, were primarily attributed to wash sales on unsettled short sales, deferral of loss on unsettled trades, realized gain/loss on unsettled swaps, net dividend receivable and payable on unsettled swaps, wash sales, qualified late year losses deferred, capital loss carryforwards not yet utilized and deferred interest expense. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

As of March 31, 2020, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Absolute 500	$13,869,853	$3,154,411	$(3,741,550)	$(587,139)
Absolute 500 Core	2,626,743	277,491	(442,839)	(165,348)
Enhanced 500	9,540,133	3,116,350	(3,341,475)	(225,125)
Neutral 500	10,734,922	1,716,116	(1,803,692)	(87,576)
Hedged Plus	3,538,653	614,227	(472,193)	142,034
Hedged Core	2,288,985	316,790	(261,500)	55,290
Defensive Long	3,719,197	659,946	(537,894)	122,052
Short Strategies	36,750,197	9,170,266	(7,215,960)	1,954,306
Master Neutral	16,911,022	1,198,902	(2,008,584)	(809,682)
ESG Large Value	1,100,778	37,823	(210,995)	(173,172)

*

Because tax adjustments are calculated annually at the end of a Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in such Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30 or (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the period ended September 30, 2019, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2019. For the period ended September 30, 2019, the Funds deferred to October 1, 2019 the following losses:

	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Absolute 500	$—	$1,385,697	$(1,071,160)
Enhanced 500	—	3,204,108	(2,813,123)
Neutral 500	—	460,840	(290,236)
Short Strategies	—	3,109,770	—
Master Neutral	—	674,636	(61,009)

Accumulated capital losses represent net capital loss carryforwards as of September 30, 2019 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. For Short Strategies, the future use of available capital loss carryforwards may be subject to limitation under I.R.C. §382. The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of September 30, 2019, the following Funds had long-term and short-term capital loss carryforwards in the following amounts:

Capital Losses Carryforwards
Absolute 500	$219,313
Enhanced 500	644,638
Master Neutral	13,688

GOTHAM FUNDS

Notes to Financial Statements (Concluded)

March 31, 2020

(Unaudited)

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued, and has determined that there was the following subsequent event:

On May 22, 2020, the Board approved a plan to liquidate and terminate Absolute 500 Core, Enhanced 500 and Defensive Long, which are expected to occur on or about May 28, 2020, June 26, 2020 and May 28, 2020, respectively.

GOTHAM FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how a Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 974-6852 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to their reports on Form N-PORT. The Trust’s portfolio holdings on Form N-PORT are available on the SEC’s website at http://www.sec.gov.

GOTHAM FUNDS

Statement Regarding Liquidity Risk Management Program

(Unaudited)

On October 16, 2016, the Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of FundVantage Trust, on behalf of the Gotham Funds (each a “Fund” and, collectively, the “Funds”), met on December 9-10, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the Funds, pursuant to the Liquidity Rule. The Board has appointed a committee of individuals to serve as the program administrator for the Funds’ Program (the “Program Committee”). At the Meeting, the Program Committee provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation and any material changes to the Program as of September 30, 2019 (the “Report”).

The Report described the Program’s liquidity classification methodology. It also described the Program Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of each Fund’s portfolio holdings, a HLIM was not currently required for any of the Funds.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing liquidity risk, as follows:

A. Each Fund’s investment strategy and liquidity of Fund investments during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed each Fund’s strategy and its determination that the strategy remains appropriate for an open-end fund structure. This determination was based on each Fund’s holdings of Highly Liquid Investments, the diversification of holdings and the related average position size of the holdings.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: As part of the Report, the Program Committee reviewed historical net redemption activity and noted that it used this information as a component to establish each Fund’s reasonably anticipated trading size. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Program Committee also took into consideration each Fund’s shareholder ownership concentration and the fact that the shares of certain Funds are offered through intermediaries. The intermediary agreements increase the likelihood of large unanticipated redemptions, meaning a Fund may not have the ability to conduct an orderly sale of portfolio securities. The amount of assets a Fund has on these platforms is a significant factor in the ability of the Fund to meet redemption expectations. In light of each Fund’s holdings, it was noted that each Fund maintains a high level of liquidity to meet shareholder redemptions under both normal and stressed market conditions.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: As part of the Report, the Program Committee reviewed any changes in each Fund’s cash and cash equivalents positions in response to current/anticipated redemption activity or market conditions. It was noted that the Funds do not currently have a borrowing or other credit funding arrangement.

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Gotham Asset Management, LLC

535 Madison Avenue, 30th Floor

New York, NY 10022

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

GOTIII-0320

SIRIOS LONG/SHORT FUND

Semi-Annual Report

Performance Data

March 31, 2020

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2020
	Six Months†	1 Year	Since Inception
Institutional Class	-12.20%	-7.61%	-1.93%*
HFRX Equity Hedge Index	-11.04%	-9.44%	-7.26%**

†	Not annualized.

*	The Sirios Long/Short Fund (the “Fund”) Institutional Class shares commenced operations on May 3, 2018.

**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (866) 640-5704. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated February 1, 2020, are 2.72% and 1.60%, respectively, for Institutional Class shares of the Fund’s average daily net assets. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Sirios Capital Management, L.P. (the “Adviser”) has contractually agreed to reduce its compensation and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, interest, extraordinary items, brokerage commissions, fees and expenses attributable to a distribution or service plan adopted by the Trust, dividend and interest expense on short sales of securities and “Acquired Fund Fees and Expenses,” as defined in Form N-1A, do not exceed 1.60% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until April 30, 2021, unless the Board of Trustees of the Trust approves its earlier termination. This agreement may be terminated only by the Fund’s Board of Trustees. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek recoupment from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the HFRX Equity Hedge Index (“HFRX Index”). Hedge Fund Research, Inc. constructs the HFRX Index methodology. The HFRX Index is comprised of long/short equity hedge funds. The HFRX Index is unmanaged and its returns (i) do not include sales charges or fees, which would lower performance; and (ii) are subject to a variety of material distortions, as investments in hedge funds typically involve substantial risks, including the “risk of ruin”. It is impossible to invest directly in an index.

The Fund is non-diversified and invests in a limited number of securities. As a result, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Mutual Fund investing involves risk, including loss of principal.

SIRIOS LONG/SHORT FUND

Fund Expense Disclosure

March 31, 2020

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2019 through March 31, 2020 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2

SIRIOS LONG/SHORT FUND

Fund Expense Disclosure (Concluded)

March 31, 2020

(Unaudited)

	Sirios Long/Short Fund
	Beginning Account Value	Ending Account Value	Expenses Paid
	October 1, 2019	March 31, 2020	During Period*
Institutional Class
Actual	$1,000.00	$ 878.00	$7.51
Hypothetical (5% return before expenses)	1,000.00	1,017.00	8.07

*

Expenses are equal to the annualized expense ratio for the six-month period ended March 31, 2020 of 1.60% for Institutional Class shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (183), then divided by 366 to reflect the period. The Institutional Class shares ending account values on the first line of the table is based on the actual six-month total return for the Fund of (12.20)%.

3

SIRIOS LONG/SHORT FUND

Portfolio Holdings Summary Table

March 31, 2020

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
Common Stocks:
Healthcare-Products	12.6%	$2,990,715
Software	7.4	1,755,248
Aerospace & Defense	7.0	1,666,837
Pharmaceuticals	6.7	1,588,805
Insurance	5.9	1,383,292
Semiconductors	4.7	1,122,264
Electronics	4.3	1,027,235
Healthcare-Services	3.3	768,228
Telecommunications	2.6	604,070
Diversified Financial Services	1.8	424,881
Media	1.8	420,223
Chemicals	1.8	414,028
Beverages	1.7	398,828
Retail	1.6	372,703
Transportation	1.3	310,863
Computers	1.2	292,818
Oil & Gas	1.2	278,518
Housewares	1.0	246,821
Home Builders	0.9	206,550
Toys/Games/Hobbies.	0.8	187,962
Distribution/Wholesale	0.6	150,306
Food	0.5	120,252
Apparel	0.5	119,063
Short-Term Investment	19.7	4,661,751
Other Assets In Excess of Liabilities	9.1%	2,160,331

NET ASSETS	100.0%	$23,672,592

Portfolio holdings are subject to change at any time.

The Fund obtains its short exposure through the use of one or more swap contracts. Refer to the Portfolio of Investments for more details on the individual swap contracts.

The accompanying notes are an integral part of the financial statements.

4

SIRIOS LONG/SHORT FUND

Portfolio of Investments

March 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 71.2%
Aerospace & Defense — 7.0%
Airbus SE (France)	6,868	$442,862
General Dynamics Corp.	1,501	198,597
HEICO Corp., Class A	1,270	81,153
Raytheon Co.	4,288	562,371
Safran SA (France)	4,310	381,854

		1,666,837

Apparel — 0.5%
NIKE Inc - Class B	1,439	119,063

Beverages — 1.7%
Constellation Brands, Inc., Class A	2,782	398,828

Chemicals — 1.8%
Sherwin-Williams Co. (The)	901	414,028

Computers — 1.2%
Varonis Systems, Inc.*	4,599	292,818

Distribution/Wholesale — 0.6%
Copart, Inc.*	895	61,325
IAA, Inc.*	2,970	88,981

		150,306

Diversified Financial Services — 1.8%
London Stock Exchange Group PLC (United Kingdom)	1,342	120,049
Tradeweb Markets, Inc., Class A	7,251	304,832

		424,881

Electronics — 4.3%
Keysight Technologies, Inc.*	7,890	660,235
Roper Technologies Inc.	1,177	367,000

		1,027,235

	Number of Shares	Value

COMMON STOCKS — (Continued)
Food — 0.5%
General Mills, Inc.	2,100	$110,817
JM Smucker Co. (The)	85	9,435

		120,252

Healthcare-Products — 12.6%
Abbott Laboratories	10,836	855,069
Alcon, Inc., (Switzerland)* .	19,239	977,726
Boston Scientific Corp.*	13,613	444,192
Danaher Corp.	2,656	367,617
Medtronic PLC	3,838	346,111

		2,990,715

Healthcare-Services — 3.3%
HCA Healthcare Inc.	7,154	642,787
IQVIA Holdings Inc*	1,163	125,441

		768,228

Home Builders — 0.9%
DR Horton Inc.	6,075	206,550

Housewares — 1.0%
Toro Co. (The)	3,792	246,821

Insurance — 5.9%
Berkshire Hathaway, Inc., Class B*	7,566	1,383,292

Media — 1.8%
World Wrestling Entertainment, Inc., Class A	12,385	420,223

Oil & Gas — 1.2%
BP PLC, SP ADR (United Kingdom)	5,663	138,121
Royal Dutch Shell PLC, Class A, SP ADR (Netherlands)	4,024	140,397

		278,518

The accompanying notes are an integral part of the financial statements.

5

SIRIOS LONG/SHORT FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals — 6.7%
Elanco Animal Health, Inc.*	31,062	$695,478
Pfizer Inc.	23,357	762,373
PRA Health Sciences, Inc.*	1,577	130,954

		1,588,805

Retail — 1.6%
BJ’s Wholesale Club Holdings, Inc.*	14,633	372,703

Semiconductors — 4.7%
Intel Corp.	7,598	411,204
Micron Technology Inc.*	5,047	212,277
QUALCOMM, Inc.	7,373	498,783

		1,122,264

Software — 7.4%
Adobe Inc.*	820	260,957
Dropbox, Inc., Class A*	12,376	224,006
Electronic Arts, Inc.*	2,493	249,724
Microsoft Corp.	2,621	413,358
PTC, Inc.*	9,920	607,203

		1,755,248

Telecommunications — 2.6%
Nokia Oyj, SP ADR (Finland)	98,733	306,072
Vodafone Group PLC (United Kingdom)	215,403	297,998

		604,070

Toys/Games/Hobbies — 0.8%
Hasbro Inc.	2,627	187,962

Transportation — 1.3%
Old Dominion Freight Line, Inc.	619	81,250

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Union Pacific Corp.	1,628	$229,613

		310,863

TOTAL COMMON STOCKS (Cost $19,143,376)		16,850,510

SHORT-TERM INVESTMENT — 19.7%
Dreyfus Treasury & Cash Management, Institutional Shares, 0.22%(a) (Cost $4,661,751)	4,661,751	4,661,751

TOTAL INVESTMENTS - 90.9% (Cost $23,805,127)		21,512,261

OTHER ASSETS IN EXCESS OF LIABILITIES - 9.1%		2,160,331

NET ASSETS - 100.0%		$23,672,592

*	Non-income producing.
(a)	Rate disclosed is the 7-day yield at March 31, 2020.

The accompanying notes are an integral part of the financial statements.

6

SIRIOS LONG/SHORT FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

Forward foreign currency contracts outstanding as of March 31, 2020 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	853,000	USD	933,674	06/17/20	MS	$ 9,900
GBP	120,000	USD	143,985	06/17/20	MS	5,269
USD	2,482,065	EUR	2,234,000	06/17/20	MS	10,851
USD	53,668	EUR	50,000	06/17/20	MS	(1,641)
USD	578,841	GBP	472,000	06/17/20	MS	(8,227)
						$16,152

The following table represents the individual short positions and related values of total return swaps as of March 31, 2020.

Reference Entity/Index	Receive	Payment Frequency	Counter- Party	Expiration Date	Notional Amount	Value and Unrealized Appreciation
	U.S. Fed
Caterpillar Inc	Funds -0.300%	Maturity	MS	10/31/22	$37,981	$6,547

Dow Jones U.S.	U.S. Fed
Real Estate Index	Funds -0.350%	Maturity	MS	10/31/22	113,104	28,997

	U.S. Fed
Gilead Sciences Inc	Funds -0.300%	Maturity	MS	10/31/22	117,611	1,060

	U.S. Fed
S&P 500 Index	Funds -0.300%	Maturity	MS	10/31/22	2,465,547	59,220

S&P 500 Index Consumer Discretionary Select Sector	U.S. Fed Funds -0.100%	Maturity	MS	10/31/22	276,715	51,716

S&P 500 Index Financial	U.S. Fed
Sector	Funds -0.350%	Maturity	MS	10/31/22	904,156	279,881

S&P 500 Index	U.S. Fed
Health Care Select Sector	Funds -0.250%	Maturity	MS	10/31/22	2,279,841	208,406

S&P 500 Index	U.S. Fed
Industrial Select Sector	Funds -0.350%	Maturity	MS	10/31/22	1,637,633	199,240

S&P 500 Index	U.S. Fed
Technology Select Sector	Funds -0.100%	Maturity	MS	10/31/22	1,021,620	170,036

	U.S. Fed
Walmart Inc	Funds -0.300%	Maturity	MS	10/31/22	415,905	23,762

						$1,028,865

The accompanying notes are an integral part of the financial statements.

7

SIRIOS LONG/SHORT FUND

Portfolio of Investments (Concluded)

March 31, 2020

(Unaudited)

Reference Entity/Index	Pay	Payment Frequency	Counter- Party	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
	U.S. Fed
Becton Dickinson and Co	Funds +0.550%	Maturity	MS	02/07/23	$1,951,741	$(158,531)

	U.S. Fed
Cellnex Telecom SA	Funds +0.550%	Maturity	MS	11/15/22	652,033	83,953

						$(74,578)

Total Swap Contract						$954,287

Legend

EUR	Euro
GBP	British Pound
MS	Morgan Stanley
USD	United States Dollar

The accompanying notes are an integral part of the financial statements.

8

SIRIOS LONG/SHORT FUND

Statement of Assets and Liabilities

March 31, 2020

(Unaudited)

Assets
Investments, at value (Cost $23,805,127)	$21,512,261
Cash	999,466
Unrealized appreciation on swap contracts	1,112,818
Receivable for investments sold	309,719
Deposits with brokers for forward currency contracts	38,261
Unrealized appreciation on forward foreign currency contracts	26,020
Dividends and interest receivable	9,391
Prepaid expenses and other assets	24,934

Total assets	24,032,870

Liabilities
Unrealized depreciation on swap contracts	158,531
Swap contracts settlement	81,459
Payable for investments purchased	68,654
Payable for audit fees	14,655
Payable to Investment Adviser	9,968
Unrealized depreciation on forward foreign currency contracts	9,868
Payable for administration and accounting fees	5,384
Payable for legal fees	4,009
Payable for custodian fees	3,852
Payable for transfer agent fees	2,007
Payable for Trustees and Officers	1,891

Total liabilities	360,278

Net Assets	$23,672,592

Net Assets Consisted of:
Capital stock, $0.01 par value	$25,415
Paid-in capital	25,605,843
Total distributable earnings	(1,958,666)

Net Assets	$23,672,592

Institutional Class:
Shares outstanding	2,541,489

Net asset value, offering and redemption price per share ($23,672,592 / 2,541,489 shares)	$9.31

The accompanying notes are an integral part of the financial statements.

9

SIRIOS LONG/SHORT FUND

Statement of Operations

For the Six Months Ended March 31, 2020

(Unaudited)

Investment Income
Dividends	$100,470
Interest	10,548

Total investment income	111,018

Expenses
Advisory fees (Note 2)	180,382
Administration and accounting fees (Note 2)	32,231
Trustees’ and officers’ fees (Note 2)	19,802
Legal fees	16,912
Audit fees	14,677
Transfer agent fees (Note 2)	14,486
Registration and filing fees	14,171
Custodian fees (Note 2)	13,954
Printing and shareholder reporting fees	4,915
Other expenses	4,383

Total expenses before waivers and reimbursements	315,913

Less: waivers and reimbursements (Note 2)	(102,127)

Net expenses after waivers and reimbursements	213,786

Net investment loss.	(102,768)

Net realized and unrealized gain/(loss) from investment
Net realized loss from investments	(324,492)
Net realized loss from foreign currency transactions	(3,512)
Net realized gain from forward foreign currency contracts	24,464
Net realized loss from swap contracts	(53,184)
Net change in unrealized appreciation/(depreciation) on investments	(3,789,741)
Net change in unrealized appreciation/(depreciation) on foreign currency transactions	18
Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	(16,653)
Net change in unrealized appreciation/(depreciation) on swap contracts	992,173

Net realized and unrealized loss on investments	(3,170,927)

Net decrease in net assets resulting from operations	$(3,273,695)

The accompanying notes are an integral part of the financial statements.

10

SIRIOS LONG/SHORT FUND

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
Increase/(decrease) in net assets from operations:
Net investment loss	$(102,768)	$(43,160)
Net realized gain/(loss) from investments, forward foreign currency contracts, foreign currency transactions and swap contracts	(356,724)	88,014
Net change in unrealized appreciation/(depreciation) on investments, forward foreign currency contracts, foreign currency transactions and swap contracts	(2,814,203)	1,006,055

Net increase/(decrease) in net assets resulting from operations	(3,273,695)	1,050,909

Less Dividends and Distributions to Shareholders From (Note 1):
Total distributable earnings	(144,660)	(270,428)

Decrease in net assets from dividends and distributions to shareholders	(144,660)	(270,428)

Increase in net assets derived from capital share transactions (Note 4)	145,705	15,485,553

Total increase/(decrease) in net assets	(3,272,650)	16,266,034

Net assets
Beginning of period	26,945,242	10,679,208

End of period	$23,672,592	$26,945,242

The accompanying notes are an integral part of the financial statements.

11

SIRIOS LONG/SHORT FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019		For the Period May 3, 2018* to September 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$10.66		$10.68		$10.00

Net investment loss(1)	(0.04)		(0.02)		(0.01)
Net realized and unrealized gain/(loss) on investments	(1.25)		0.27		0.69

Net increase/(decrease) in net assets resulting from operations	(1.29)		0.25		0.68

Dividends and distributions to shareholders from:
Net investment income	(0.06)		(0.01)		—
Net realized capital gains	—		(0.26)		—

Total dividends and distributions to shareholders	(0.06)		(0.27)		—

Net asset value, end of period	$9.31		$10.66		$10.68

Total investment return(2)	(12.20)%		2.74%		6.80%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,673		$26,945		$10,679
Ratio of expenses to average net assets	1.60	%(3)	2.21	%(4)	2.10	%(3)(4)
Ratio of expenses to average net assets without waivers and expense reimbursements(5)	2.36	%(3)	3.33%		4.57	%(3)
Ratio of net investment loss to average net assets	(0.77	)%(3)	(0.22)%		(0.19	)%(3)
Portfolio turnover rate	68	%(6)	134%		49	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)

Ratio of expenses to average net assets with waivers and expense reimbursement, excluding short-sale dividend expense, was 1.60% for the year ended September 30, 2019 and for the period ended September 30, 2018, respectively.

(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.

The accompanying notes are an integral part of the financial statements.

12

SIRIOS LONG/SHORT FUND

Notes to Financial Statements

March 31, 2020

(Unaudited)

1. Organization and Significant Accounting Policies

The Sirios Long/Short Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced investment operations on May 3, 2018. The Fund is a separate series of Fund Vantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers Class A, Advisor Class, Institutional Class and Retail Class shares. As of March 31, 2020, Class A, Advisor Class and Retail Class shares have not been issued.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward foreign currency contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Over the Counter (“OTC”) investments (including swap contracts) are generally valued by approved pricing services that use evaluated prices from various observable market factors. Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances

13

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

where market quotes are not readily available and has delegated to Sirios Capital Management, L.P. (“Sirios” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund’s assets carried at fair value:

Assets	Total Value at 03/31/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stocks:
Aerospace & Defense	$1,666,837	$842,121	$824,716	$—
Apparel	119,063	119,063	—	—
Beverages	398,828	398,828	—	—
Chemicals	414,028	414,028	—	—
Computers	292,818	292,818	—	—
Distribution/Wholesale	150,306	150,306	—	—
Diversified Financial Services .	424,881	304,832	120,049	—
Electronics	1,027,235	1,027,235	—	—
Food.	120,252	120,252	—	—

14

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

Assets	Total Value at 03/31/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Healthcare-Products	$2,990,715	$2,990,715	$—	$—
Healthcare-Services	768,228	768,228	—	—
Home Builders	206,550	206,550	—	—
Housewares	246,821	246,821	—	—
Insurance	1,383,292	1,383,292	—	—
Media	420,223	420,223	—	—
Oil &Gas	278,518	278,518	—	—
Pharmaceuticals	1,588,805	1,588,805	—	—
Retail	372,703	372,703	—	—
Semiconductors	1,122,264	1,122,264	—	—
Software	1,755,248	1,755,248	—	—
Telecommunications	604,070	306,072	297,998	—
Toys/Games/Hobbies	187,962	187,962	—	—
Transportation	310,863	310,863	—	—
Short-Term Investment	4,661,751	4,661,751	—	—
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	26,020	—	26,020	—
Equity Contracts
Swap contracts	1,112,818	—	1,112,818	—

Total Assets	$22,651,099	$20,269,498	$2,381,601	$—

Liabilities
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	$(9,868)	$—	$(9,868)	$—
Equity Contracts
Swap Contracts	(158,531)	—	(158,531)	—

Total Liabilities	$(168,399)	$—	$(168,399)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period;

15

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended March 31, 2020, there were no transfers in or out of Level 3.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short-term securities, which records discounts and premiums on a straight-line basis. Dividends are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

16

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currency transactions in the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to its long-term implications. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate

17

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

its effects, could result in disruptions to the services provided to the Fund by its service providers. Fund management is continuing to monitor this development and evaluate its impact on the Fund.

Recent Regulatory Reporting Updates and Accounting Pronouncements — In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (the “2018 ASU”) which adds, modifies and removes disclosure requirements related to certain aspects of fair value measurement. The 2018 ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. As of March 31, 2020, the Fund has fully adopted the provisions of the 2018 ASU, which did not have a material impact on the Fund’s financial statements and related disclosures or impact the Fund’s net assets or results of operations.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. The Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

The Fund utilized Forward Contracts for hedging purposes to protect the Fund’s returns against adverse currency movements.

For the six months ended March 31, 2020, the Fund’s average monthly volume of forward foreign currency contracts was as follows:

Forward Foreign	Forward Foreign
Currency	Currency
Contracts - Purchased	Contracts - Sold
$617,609	$3,856,568

Purchased Options — The Funds may purchase option contracts. They are subject to interest rate and other risk exposure in the normal course of pursuing their investment objectives. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

18

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

For the six months ended March 31, 2020, the quarterly average volume of purchased options was as follows:

Purchased
Options
(Cost)
$22,669

Total Return Swaps — Total return swaps are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. The unrealized appreciation or depreciation also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate (“EFFR”). Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

The Fund used total return swaps to enhance returns, obtain short exposure as part of the Fund’s strategy and for market exposure.

For the six months ended March 31, 2020, the quarterly average volume of the total return swaps were as follows:

Notional Amount
$10,624,940

Counterparty Risk — Certain of the derivatives entered into by the Fund may not be traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither

19

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

The Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that the Fund will not sustain a loss on a transaction as a result.

Liquidity Risk — The Fund may be subject to liquidity risk primarily due to investments in derivatives. The Fund may invest up to 15% of its net assets in illiquid securities or instruments. Certain derivatives, such as swaps, Forward Contracts and options may not be readily marketable and, therefore, may be deemed to be illiquid. An asset is not readily marketable if it cannot be sold within seven business days in the ordinary course of business for approximately the amount at which it is valued. Investments in illiquid assets involve the risk that the Fund may be unable to sell the asset or sell it at a reasonable price. In addition, the Fund may be required to liquidate positions or close out derivatives on unfavorable terms at a time contrary to the interests of the Fund in order to raise cash to pay redemptions.

An investment in derivatives is also subject to the risk that the Fund may not be able to terminate the derivatives effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, the Fund may be exposed to the risk of additional losses due to such delays.

Master Netting Agreement — In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”). An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.

20

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

Collateral Requirements — For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

The following tables present derivative assets and liabilities net of amounts available for offset under a master netting agreement and any related collateral received or posted by the Fund for forward foreign currency contracts and total return swaps as of March 31, 2020:

		Derivative
	Derivative	Available	Collateral	Derivative
Counterparty	Assets – Gross	for Offset	Received	Assets – Net*
Morgan Stanley	$1,138,838	$(168,399)	$—	$970,439

		Derivative
	Derivative	Available	Collateral	Derivative
Counterparty	Liabilities–Gross	for Offset	Posted	Liabilities–Net**
Morgan Stanley	$(168,399)	$168,399	$—	$—

*	Net amount represents the net receivable from the counterparty in the event of a default.
**	Net amount represents the net payable to the counterparty in the event of a default.

Currency Risk — The Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically

21

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Short Sales — The Fund may sell securities short. A short sale involves the sale by the Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Fund complies with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

In accordance with the terms of its prime brokerage agreements, the Fund may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security.

For the period ended March 31, 2020, the Fund had no securities sold short.

22

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

Disclosures About Derivative Instruments and Hedging Activities

The following tables provide quantitative disclosures about fair value amounts of, gains and losses on, the Fund’s derivative instruments as of March 31, 2020.

The following table lists the fair values of the Fund’s derivative holdings as of March 31, 2020 grouped by contract type and risk exposure category.

	Balance Sheet	Equity	Foreign Currency
Derivative Type	Location	Contracts	Contracts	Total

	Asset Derivatives

Forward Foreign Currency Contracts	Unrealized appreciation on forward foreign currency contracts	$—	$26,020	$26,020

Swap Contracts	Unrealized appreciation on swap contracts	1,112,818	—	1,112,818

Total Value - Assets		$1,112,818	$26,020	$1,138,838

	Liability Derivatives

Forward Foreign Currency Contracts	Unrealized depreciation on forward foreign currency contracts	$—	$(9,868)	$(9,868)

Swap Contracts	Unrealized depreciation on swap contracts	(158,531)	—	(158,531)

Total Value - Liabilities		$(158,531)	$(9,868)	$(168,399)

The following table lists the amounts of realized gains or losses included in net increase in net assets resulting from operations for the six months ended March 31, 2020, grouped by contract type and risk exposure.

	Income Statement	Equity	Foreign Currency
Derivative Type	Location	Contracts	Contracts	Total

	Realized Gain (Loss)

Forward Foreign Currency Contracts	Net realized gain from forward foreign currency contracts	$—	$24,464	$24,464

Swap Contracts	Net realized loss from swap contracts	(53,184)	—	(53,184)

Total Realized Gain (Loss)		$(53,184)	$24,464	$(28,720)

The following table lists the amounts of change in unrealized appreciation (depreciation) included in net increase in net assets resulting from operations for the fiscal year ended March 31, 2020, grouped by contract type and risk exposure.

23

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

	Income Statement	Equity	Foreign Currency
Derivative Type	Location	Contracts	Contracts	Total

	Change in appreciation (depreciation)

Forward Foreign Currency Contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	$—	$(16,653)	$(16,653)

Swap Contracts	Net change in unrealized appreciation (depreciation) on swap contracts	992,173	—	992,173

Total change in appreciation (depreciation)		$992,173	$(16,653)	$975,520

2. Transactions with Affiliates and Related Parties and Other Service Providers

Sirios Capital Management, L.P. (“Sirios”) serves as the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser earns a monthly fee at the annual rate of 1.35% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its compensation and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, interest, extraordinary items, brokerage commissions, fees and expenses attributable to a distribution or service plan adopted by Sirios, dividend and interest expense on short sales of securities and “Acquired Fund Fees and Expenses,” as defined in Form N-1A, do not exceed 1.60% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until April 30, 2021, unless the Board of Trustees approves its earlier termination. This agreement may be terminated only by the Fund’s Board of Trustees. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek recoupment from the Fund for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation. As of March 31, 2020, the amount of potential recovery was as follows:

Expiration
September 30, 2021	September 30, 2022	March 31, 2023	Total
$71,400	$202,406	$102,127	$375,933

For the six months ended March 31, 2020, the Adviser earned advisory fees of $180,382 and waived fees and/or reimbursed expenses of $102,127.

24

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon and the Transfer Agent have the ability to recover such amounts previously waived, if the Fund terminates its agreements with BNY Mellon and the Transfer Agent within three years of commencing operations. As of March 31, 2020, the amount of potential recovery was $54,771. The ability to recover such amounts previously waived expires on May 3, 2021.

The Trust, on behalf of the Fund, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Fund for these services are included in Transfer Agent fees in the Statement of Operations.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Duff & Phelps, LLC (“D&P”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and D&P are compensated for their services provided to the Trust.

25

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

3. Investment in Securities

For the six months ended March 31, 2020, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$15,384,679	$19,117,462

4. Capital Share Transactions

For the six months ended March 31, 2020 and for the year ended September 30, 2019, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended
	March 31, 2020		For the Year Ended
	(Unaudited)		September 30, 2019
	Shares	Value	Shares	Value
Institutional Class
Sales	7,988	$85,517	1,505,710	$15,290,625
Reinvestments	13,436	144,436	29,331	270,428
Redemptions	(7,812)	(84,248)	(7,164)	(75,500)

Net Increase	13,612	$145,705	1,527,877	$15,485,553

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state, and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended September 30, 2019, the tax character of distributions paid by the Fund was $270,428 of ordinary income dividends.

As of September 30, 2019, the components of distributable earnings on a tax basis were as follows:

Capital Loss	Undistributed	Unrealized	Qualified Late-Year	Total Distributable
Carryforward	Ordinary Income	Appreciation	Losses	Earnings
$(97,301)	$144,659	$1,413,366	$(1,035)	$1,459,689

26

SIRIOS LONG/SHORT FUND

Notes to Financial Statements (Concluded)

March 31, 2020

(Unaudited)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

As of March 31, 2020, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$23,805,127

Gross unrealized appreciation on investments	$330,062
Gross unrealized depreciation on investments	(2,622,928)

Net unrealized depreciation	$(2,292,866)

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30, and (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2019, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2019. For the year ended September 30, 2019, the Fund had short-term capital loss deferrals of $27,037 and long-term capital gain deferrals of $26,002.

Capital loss carryforwards represent net capital loss carryovers as of September 30, 2019 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2019, the Fund had $97,301 of short-term capital loss carryforwards which have an unlimited period of capital loss carryforward.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

27

SIRIOS LONG/SHORT FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 640-5704 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to their reports on Form N-PORT. The Trust’s portfolio holdings on Form N-PORT are available on the SEC’s website at http://www.sec.gov.

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on March 10-11, 2020 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between Sirios Capital Management, L.P. (“Sirios” or the “Adviser”) and the Trust (the “Sirios Agreement”) on behalf of the Sirios Long/Short Fund (the “Sirios Fund”). At the Meeting, the Board considered the continuation of the Sirios Agreement with respect to the Sirios Fund for an additional one year period.

In determining whether to continue the Sirios Agreement for an additional one-year period, the Trustees, including the Independent Trustees, considered information provided by Sirios in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “Sirios 15(c) Response”) regarding (i) the services performed by Sirios for the Sirios Fund, (ii) the size and qualifications of Sirios’ portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Sirios Fund, (iv) the Sirios Fund’s investment performance, (v) brokerage selection procedures (including soft dollar arrangements, if any), (vi) Sirios’ financial condition, (vii) the procedures for allocating investment opportunities between the Sirios Fund and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Sirios’ ability to service the Sirios Fund, and (x) compliance with the Sirios Fund’s investment objective and policies (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. The Trustees were received reports at Board meetings throughout the year covering matters

28

SIRIOS LONG/SHORT FUND

Other Information

(Unaudited) (Continued)

such as the relative performance of the Sirios Fund, compliance with the investment objective, policies, strategies and limitations, the compliance of portfolio management personnel with the applicable code of ethics, and adherence to pricing procedures as established by the Board.

The Board noted that representatives of Sirios joined the Meeting via teleconference and discussed Sirios’ history, performance, investment strategy, and compliance program. Representatives of Sirios responded to questions from the Board. In addition to the Sirios 15(c) Response, the Trustees also considered other factors they believed to be relevant to considering the continuation of the Sirios Agreement, including the matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangements between the Sirios Fund and Sirios, as provided by the terms of the Sirios Agreement, including the advisory fees under the Sirios Agreement, are fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

The Trustees considered the services provided by Sirios to the Sirios Fund. The Trustees considered Sirios’ personnel and the depth of Sirios’ personnel who provide investment management services to the Sirios Fund and their experience. Based on the Sirios 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided by Sirios are appropriate and consistent with the terms of the Sirios Agreement, (ii) the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Sirios Fund is likely to benefit from the continued provision of those services, (iv) Sirios has sufficient personnel, with the appropriate skills and experience, to serve the Sirios Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Sirios Fund is likely to continue under the Sirios Agreement.

The Board discussed Sirios’ business continuity plan, and its ability to continue to manage the Sirios Fund effectively in light of the recent volatility in financial markets as a result of the COVID-19 virus outbreak.

The Trustees considered the investment performance for the Sirios Fund and Sirios. The Trustees reviewed historical performance charts prepared by a third-party, which showed the performance of Institutional Class shares of the Sirios Fund as compared to the Lipper Alternative Long/Short Equity Funds Index and the HFRX Equity Hedge Index. The Trustees noted that Institutional Class shares of the Sirios Fund outperformed the Lipper Alternative Long/Short Equity Index and the HFRX Equity Hedge Index for the year-to-date, one year and since inception periods ended December 31, 2019 and concluded that Sirios had adequately explained the factors contributing to the Sirios Fund’s performance over such periods.

The Trustees also considered information regarding Sirios’ advisory fee and an analysis of this fee in relation to the delivery of services to the Sirios Fund and any other ancillary benefits resulting from

29

SIRIOS LONG/SHORT FUND

Other Information

(Unaudited) (Concluded)

Sirios’ relationship with the Sirios Fund. The Trustees considered the sub-advisory services that Sirios provides to another mutual fund client and Sirios’ explanation that the fees that Sirios receives as a sub-advisor to that fund are subject to a confidentiality agreement. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Sirios Fund versus those funds in the Sirios Fund’s Lipper category with $250 million or less in assets (the “Peer Group”). The Trustees noted that the contractual advisory fee and net total expense ratio of the Sirios Fund’s Institutional Class shares were each higher than the median of the contractual advisory fee and net total expense ratio of the Peer Group. The Trustees concluded that the advisory fee and services provided by Sirios are sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Sirios Fund based on the information provided at the Board Meeting.

The Trustees considered the costs of the services provided by Sirios, the compensation and benefits received by Sirios in providing services to the Sirios Fund, its profitability and certain additional information related to Sirios’ financial condition. In addition, the Trustees considered any direct or indirect revenues received by affiliates of Sirios.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Sirios Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of Sirios Fund shareholders could be achieved if assets of the Sirios Fund increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the advisory fee does not include “breakpoint” reductions in the advisory fee rate at specific asset levels but that Sirios has contractually agreed to waive fees and/or reimburse certain expenses of the Sirios Fund for the benefit of shareholders.

At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board unanimously approved the continuation of the Sirios Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

30

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Sirios Capital Management, L.P.

One International Place

Boston, MA 02110

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite

700 Philadelphia, PA 19103-7096

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

SIR-0320

SIRIOS LONG/ SHORT FUND

of

FundVantage Trust

Institutional Class

SEMI-ANNUAL

REPORT

March 31, 2020

(Unaudited)

IMPORTANT NOTE: Beginning on January 1, 2021, paper copies of the Sirios Long/Short Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from Sirios Long/Short Fund or from your financial intermediary. Instead, annual and semi-annual shareholder reports will be available on the Sirios Long/Short Fund’s website (www.sirioslp.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through Sirios Long/Short Fund, call Shareholder Services toll-free at (866) 640-5704 or write to the Sirios Long/Short Fund at:

Sirios Long/Short Fund

FundVantage Trust

c/o BNY Mellon Investment Servicing

P.O. Box 9829

Providence, RI 02940-8029

This report is submitted for the general information of the shareholders of the Sirios Long/Short Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Sirios Long/Short Fund.

TOBAM EMERGING MARKETS FUND

Semi-Annual Report

Performance Data

March 31, 2020

(Unaudited)

Average Annual Total Returns for the Periods Ended March 31, 2020
	Six Months†	1 Year	Since Inception
Class I	-20.73%	-24.06%	-4.51%*
MSCI® EM Net TR Index	-14.55%	-17.69%	-2.53%**

†	Not annualized.

*	The TOBAM Emerging Markets Fund (the “Fund”) Class I shares commenced operations on April 25, 2017.

**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (844) 282-6161. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” are 1.20% and 1.10%, respectively, of the Fund’s average daily net assets for Class I shares. These ratios are stated in the current prospectus dated February 1, 2020, and may differ from the actual expenses incurred by the Fund for the period covered by this report. TOBAM (“TOBAM” or the “Adviser”) has contractually agreed to waive fees and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, “Acquired Fund Fees and Expenses” (as defined in Form N-1A), dividend and interest expense on securities sold short, interest, extraordinary items and brokerage commissions) do not exceed (on an annual basis): (a) from the commencement of operations through April 30, 2018, 0.85% with respect to Class I shares, of average daily net assets and (b) from May 1, 2018 through January 31, 2021, 1.10% with respect to Class I shares, of average daily net assets (the “Expense Limitation”), unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser may recoup, subject to approval by The Board of Trustees, any expenses or fees it has waived or reimbursed within a three-year period from the date on which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.

A 1.00% redemption fee applies to shares redeemed within 30 days of purchase. The redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the Morgan Stanley Capital International Emerging Markets Net Total Return Index (“MSCI® EM Net TR Index”). The MSCI® EM Net TR Index is a free float-adjusted, market capitalization-weighted index designed to measure the equity performance of emerging market countries in Africa, Asia, Europe, Latin America and the Middle East. An index is unmanaged and it is not possible to invest in an index. All mutual fund investing involves risk, including possible loss of principal.

TOBAM EMERGING MARKETS FUND

Fund Expense Disclosure

March 31, 2020

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2019 through March 31, 2020 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2

TOBAM EMERGING MARKETS FUND

Fund Expense Disclosure (Concluded)

March 31, 2020

(Unaudited)

	TOBAM Emerging Markets Fund
	Beginning Account Value	Ending Account Value	Expenses Paid
	October 1, 2019	March 31, 2020	During Period*
Class I
Actual	$1,000.00	$792.70	$4.93
Hypothetical (5% return before expenses)	1,000.00	1,019.50	5.56

*

Expenses are equal to the annualized expense ratio for the six-month period ended March 31, 2020 of 1.10% for Class I shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (183), then divided by 366 to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six-month total return for the Fund of (20.73)% for Class I shares.

3

TOBAM EMERGING MARKETS FUND

Portfolio Holdings Summary Table

March 31, 2020

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

	% of Net Assets	Value

Common Stocks:
Telecommunications	11.1%	$8,732,720
Pharmaceuticals	7.1	5,614,878
Food	6.7	5,318,606
Retail	6.4	5,049,766
Computers	5.0	3,962,959
Mining	5.0	3,952,723
Oil&Gas	3.4	2,721,390
Commercial Services	3.3	2,590,388
Software	3.1	2,468,752
Gas	3.0	2,374,655
Healthcare-Services	2.7	2,087,664
Apparel	2.7	2,073,880
Internet	2.6	2,013,486
Healthcare-Products	2.3	1,815,712
Banks	2.2	1,747,391
Auto Manufacturers	2.2	1,712,954
Transportation	1.8	1,420,435
Electronics	1.7	1,341,515
Agriculture	1.7	1,336,026
Beverages	1.5	1,183,930
Semiconductors	1.4	1,080,094
Home Furnishings	1.3	1,020,653
Water	1.2	964,690
Forest Products&Paper	1.2	954,720
Insurance	1.1	894,871
Energy-Alternate Sources	1.1	882,379
Airlines	1.0	793,435
Auto Parts&Equipment	0.9	734,371
Aerospace/Defense	0.9	726,877

Portfolio holdings are subject to change at any time.

	% of Net Assets	Value

Common Stocks: (Continued)
Diversified Financial Services	0.9%	$696,772
Iron/Steel	0.9	694,175
Engineering&Construction	0.8	630,831
Chemicals	0.8	584,296
Shipbuilding	0.6	453,447
Biotechnology	0.5	422,454
Entertainment	0.5	400,786
Media	0.5	381,703
Housewares	0.4	332,696
Electric	0.4	304,282
Investment Companies	0.3	262,212
Household Products/Wares	0.3	252,723
Leisure Time	0.3	251,630
Lodging	0.3	250,634
Advertising	0.3	243,248
Electrical Components&Equipment	0.2	171,295
Cosmetics/Personal Care	0.1	103,326
Packaging&Containers	0.1	82,947
Preferred Stocks:
Oil&Gas	0.5	424,989
Auto Manufacturers	0.3	237,807
Chemicals	0.1	58,955
Other Assets in Excess of Liabilities	5.3	4,219,014

NET ASSETS	100.0%	$79,032,142

The accompanying notes are an integral part of the financial statements.

4

TOBAM EMERGING MARKETS FUND

Portfolio of Investments

March 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 93.8%
Argentina — 0.2%
Globant SA*	1,438	$126,371

Brazil — 6.6%
B2W Cia Digital*	50,100	461,362
Banco do Brasil SA	42,700	228,041
BB Seguridade Participacoes SA	30,300	146,366
CCR SA	138,000	316,045
Cia de Saneamento Basico do Estado de Sao Paulo	17,100	127,984
Cielo SA	434,700	375,628
Cogna Educacao	88,300	69,673
Embraer SA*	195,900	359,671
Hapvida Participacoes e Investimentos SA	20,700	169,190
Hypera SA	25,200	140,111
IRB Brasil Resseguros SA	101,500	189,479
Localiza Rent a Car SA	51,700	261,381
Magazine Luiza SA	88,800	672,994
Petrobras Distribuidora SA	113,100	342,602
Raia Drogasil SA	19,700	384,059
Suzano SA	138,300	954,720

		5,199,306

China — 22.1%
ANTA Sports Products, Ltd.	128,000	928,858
Bosideng International Holdings, Ltd.	792,000	183,959
Brilliance China Automotive Holdings, Ltd.	168,000	136,805
Changchun High & New Technology Industry Group, Inc., Class A	3,400	260,090

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
China Communications Services Corp., Ltd., Class H	282,000	$202,773
China Greatwall Technology Group Co. Ltd., Class A	49,500	82,278
China Mengniu Dairy Co., Ltd.	119,000	410,398
China Merchants Energy Shipping Co. Ltd., Class A	136,600	121,569
China National Software & Service Co. Ltd., Class A	9,700	97,673
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	61,700	77,477
China Resources Beer Holdings Co., Ltd.	120,000	543,965
China Resources Gas Group, Ltd.	206,000	1,033,761
Chongqing Zhifei Biological Products Co., Ltd., Class A	28,488	270,100
ENN Energy Holdings, Ltd.	119,900	1,161,501
Eve Energy Co. Ltd., Class A*	21,200	171,295
GOME Retail Holdings, Ltd.*	1,857,000	170,713
Guangdong Investment, Ltd.	436,000	836,706
Hengan International Group Co., Ltd.	61,000	455,620
Lingyi ITech Guangdong Co., Class A*	126,800	144,884

The accompanying notes are an integral part of the financial statements.

5

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
LONGi Green Energy Technology Co., Ltd., Class A	79,600	$276,165
Meituan Dianping, Class B*	30,900	368,367
Muyuan Foodstuff Co., Ltd., Class A	33,500	571,819
NAURA Technology Group Co. Ltd., Class A	9,800	158,909
New Hope Liuhe Co., Ltd., Class A	67,600	295,741
NIO, Inc., ADR*	116,992	325,238
Perfect World Co., Ltd., Class A	27,700	183,875
Sanan Optoelectronics Co., Ltd., Class A	85,400	227,325
Sangfor Technologies, Inc., Class A	7,196	159,535
Shandong Gold Mining Co., Ltd., Class A	50,120	240,878
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	592,000	743,172
Shengyi Technology Co., Ltd., Class A	47,000	172,606
Shenzhen Goodix Technology Co., Ltd., Class A	7,400	268,790
Shenzhen Kangtai Biological Products Co., Ltd., Class A	13,700	218,938
Shenzhou International Group Holdings, Ltd.	68,400	717,520
TAL Education Group, ADR*	17,981	957,668

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
TCL Corp., Class A	289,400	$166,868
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	53,700	106,990
Tingyi Cayman Islands Holding Corp.	540,000	877,950
Unigroup Guoxin Microelectronics Co. Ltd., Class A	11,500	80,134
Walvax Biotechnology Co., Ltd., Class A	33,700	149,202
Want Want China Holdings, Ltd.	1,310,000	944,662
Wens Foodstuffs Group Co., Ltd., Class A	103,600	468,466
Will Semiconductor, Ltd., Class A	12,141	262,658
WuXi AppTec Co., Ltd., Class A	31,100	392,032
Yonyou Network Technology Co., Ltd., Class A	52,700	296,847
Yunnan Energy New Material Co. Ltd.	14,000	82,947
Zhaojin Mining Industry Co., Ltd.	286,500	287,913
Zhejiang NHU Co. Ltd., Class A	43,800	166,899

		17,460,539

Colombia — 0.3%
Grupo de Inversiones Suramericana SA	47,677	262,212

Czech Republic — 0.2%
Komercni banka as	7,163	135,046

The accompanying notes are an integral part of the financial statements.

6

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Greece — 1.9%
Alpha Bank AE*	419,416	$310,460
Hellenic Telecommunications Organization SA	21,743	262,841
JUMBO SA	38,111	511,608
OPAP SA	53,195	400,786

		1,485,695

Hong Kong — 1.0%
Sun Art Retail Group, Ltd.	559,000	822,363

India — 17.0%
Ashok Leyland, Ltd.	215,523	122,154
Aurobindo Pharma, Ltd.	74,318	401,033
Avenue Supermarts Ltd.*	4,391	126,990
Bajaj Finance, Ltd.	12,214	356,979
Bharat Petroleum Corp., Ltd.	150,302	629,019
Bharti Airtel, Ltd.*	133,357	777,221
Bharti Infratel, Ltd.	104,800	221,649
Cipla, Ltd.	94,266	523,733
Container Corp Of India, Ltd.	46,757	204,522
Dr Reddy’s Laboratories, Ltd.	30,652	1,247,924
Eicher Motors, Ltd.	2,099	361,587
HCL Technologies, Ltd.	166,483	960,332
Hero MotoCorp, Ltd.	11,933	251,630
Hindustan Petroleum Corp., Ltd.	204,706	513,279
Indian Oil Corp., Ltd.	272,261	292,918
Infosys, Ltd.	93,034	770,785
InterGlobe Aviation, Ltd.	30,999	438,820
Lupin, Ltd.	51,591	400,945
Piramal Enterprises, Ltd.	8,575	105,604

	Number of Shares	Value

COMMON STOCKS — (Continued)
India — (Continued)
Shriram Transport Finance Co., Ltd	26,791	$234,189
Sun Pharmaceutical Industries, Ltd.	236,649	1,093,047
Tata Consultancy Services, Ltd.	48,652	1,170,424
Tech Mahindra, Ltd.	124,853	930,025
Titan Co., Ltd.	11,193	137,861
United Spirits, Ltd.*	99,863	639,966
Wipro, Ltd.	52,818	137,403
Zee Entertainment Enterprises, Ltd.	234,548	381,703

		13,431,742

Indonesia — 1.2%
Jasa Marga Persero Tbk PT	677,900	105,057
Perusahaan Gas Negara Tbk PT	3,807,600	179,394
Telekomunikasi Indonesia Persero Tbk PT	1,900,900	369,187
Unilever Indonesia Tbk PT	571,500	252,723

		906,361

Malaysia — 2.8%
AirAsia Group Bhd	504,800	92,103
Axiata Group Bhd	743,685	564,217
Maxis Bhd	516,300	640,781
Public Bank Bhd	87,800	322,997
Top Glove Corp. Bhd	414,300	616,920

		2,237,018

Mexico — 0.3%
Grupo Financiero Banorte SAB de CV, Class O	77,500	212,351

The accompanying notes are an integral part of the financial statements.

7

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Peru — 0.7%
Cia de Minas Buenaventura SAA, ADR	71,477	$521,067

Poland — 1.0%
Orange Polska SA*	241,557	344,784
Polski Koncern Naftowy ORLEN SA	33,000	441,601

		786,385

Russia — 1.8%
Alrosa PJSC	356,920	287,316
PhosAgro PJSC, GDR	38,888	397,233
Polyus PJSC	3,981	538,030
Severstal PJSC	16,850	182,849

		1,405,428

South Africa — 2.5%
AngloGold Ashanti, Ltd.	48,680	824,736
Gold Fields, Ltd.	163,680	798,834
Sibanye Stillwater Ltd.*	298,334	376,472

		2,000,042

South Korea — 12.9%
AMOREPACIFIC Group	2,289	103,326
Celltrion, Inc.*	62	11,514
Cheil Worldwide, Inc.	18,771	243,248
Coway Co., Ltd.	18,049	853,786
Fila Korea, Ltd.	15,280	361,158
Hanmi Pharm Co., Ltd.	1,800	383,410
Hanon Systems	65,506	475,697
Helixmith Co., Ltd.*	5,463	304,540
HLB, Inc.*	6,234	453,447
Hyundai Glovis Co., Ltd.	6,342	469,321
Hyundai Marine & Fire Insurance Co., Ltd.	21,738	401,948

	Number of Shares	Value

COMMON STOCKS — (Continued)
South Korea — (Continued)
Hyundai Mobis Co., Ltd.	1,870	$258,673
Kangwon Land, Inc.	15,553	250,634
Kia Motors Corp.	36,447	767,170
KMW Co., Ltd.*	8,805	356,968
Korea Aerospace Industries, Ltd.	21,629	367,206
LG Uplus Corp.	52,152	458,172
Medy-Tox, Inc.	1,279	203,516
NCSoft Corp.	2,218	1,183,757
Orion Corp.	7,757	732,878
Samsung Fire & Marine Insurance Co., Ltd.	1,242	157,079
Shinsegae, Inc.	835	148,068
SK Telecom Co., Ltd.	6,892	1,002,413
Yuhan Corp.	1,402	262,332

		10,210,261

Taiwan — 9.3%
Accton Technology Corp.	65,000	347,788
Asustek Computer, Inc.	44,000	297,920
AU Optronics Corp.	1,125,000	234,454
Eclat Textile Co., Ltd	65,660	519,789
Far EasTone Telecommunications Co., Ltd.	456,000	952,227
Feng TAY Enterprise Co., Ltd.	111,000	475,412
Inventec Corp.	690,000	529,092
Micro-Star International Co., Ltd.	79,000	230,901
Nien Made Enterprise Co., Ltd.	56,000	332,696
Phison Electronics Corp.	30,000	242,582
President Chain Store Corp.	69,000	645,066

The accompanying notes are an integral part of the financial statements.

8

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

March 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Taiwan — (Continued)
Taiwan High Speed Rail Corp.	662,000	$625,023
Taiwan Mobile Co., Ltd.	292,000	964,127
Tatung Co., Ltd.*	533,000	343,915
Wiwynn Corp.	23,000	528,846
Yageo Corp.	12,000	107,764

		7,377,602

Thailand — 9.7%
Advanced Info Service PCL	185,600	1,125,315
Airports of Thailand PCL	103,300	158,995
Bangkok Bank PCL	38,700	118,157
Bangkok Dusit Medical Services PCL	1,858,100	1,063,941
Bangkok Expressway & Metro PCL	2,592,000	609,993
Berli Jucker PCL	381,200	465,060
Bumrungrad Hospital PCL	133,600	462,500
Charoen Pokphand Foods PCL	1,292,720	952,080
CP ALL PCL	240,300	444,217
Energy Absolute PCL	591,000	606,214
Global Power Synergy PCL	176,000	304,282
Indorama Ventures PCL	289,000	187,064
Kasikornbank PCL	90,600	251,981
Thai Union Group PCL	950,700	394,723
TMB Bank PCL	6,288,300	168,358
True Corp. PCL	3,618,000	345,031

		7,657,911

Turkey — 2.3%
BIM Birlesik Magazalar AS	54,576	413,864

	Number of Shares	Value

COMMON STOCKS — (Continued)
Turkey — (Continued)
Eregli Demir ve Celik Fabrikalari TAS	451,260	$511,326
TAV Havalimanlari Holding AS	65,808	164,005
Tupras Turkiye Petrol Rafinerileri AS*	44,108	501,971
Turk Hava Yollari AO*	191,406	262,511

		1,853,677

TOTAL COMMON STOCKS (Cost $89,351,997)		74,091,377

PREFERRED STOCKS — 0.9%
Brazil — 0.6%
Braskem SA, Class A(a)	17,800	58,955
Petroleo Brasileiro SA(a)	158,300	424,989

		483,944

South Korea — 0.3%
Hyundai Motor Co.(a)	5,138	237,807

TOTAL PREFERRED STOCKS (Cost $1,541,287)		721,751

The accompanying notes are an integral part of the financial statements.

9

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

March 31, 2020

(Unaudited)

Value
TOTAL INVESTMENTS - 94.7% (Cost $90,893,284)	$74,813,128
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.3%	4,219,014

NET ASSETS - 100.0%	$79,032,142

*	Non-income producing.
(a)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.

ADR	American Depository Receipt
GDR	Global Depository Receipt
PCL	Public Company Limited

At March 31, 2020, the Fund held the following open positions in futures contracts:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Cost	Notional Amount	Value and Unrealized Appreciation(1)
MSCI® Emerging Markets Index	06/19/20	103	$4,223,070	$4,340,935	$117,865

					$117,865

(1)

Only variation margin receivable/payable at period end is reported within the Statement of Assets and Liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on future contracts.

The accompanying notes are an integral part of the financial statements.

10

TOBAM EMERGING MARKETS FUND

Statement of Assets and Liabilities

March 31, 2020

(Unaudited)

Assets
Investments, at value (Cost $90,893,284)	$74,813,128
Cash	3,061,819
Foreign currency (Cost $56,385)	53,319
Dividends receivable	303,967
Futures variation margin receivable*	1,046,533
Prepaid expenses and other assets	20,119

Total assets	79,298,885

Liabilities
Payable to Investment Adviser	183,816
Payable for legal fees	23,909
Payable for custodian fees	18,193
Payable for administration and accounting fees	16,480
Payable for audit fees	16,381
Payable for transfer agent fees	5,856
Payable for Trustees and Officers	1,284
Payable for printing fees	824

Total liabilities	266,743

Net Assets	$79,032,142

Net Assets consisted of:
Capital stock, $0.01 par value	$98,312
Paid-in capital	101,802,388
Total distributable earnings/(loss)	(22,868,558)

Net Assets	$79,032,142

Class I:
Shares outstanding	9,831,212

Net asset value, offering and redemption price per share ($79,032,142 / 9,831,212 shares)	$8.04

* Primary risk exposure is equity index contracts.

The accompanying notes are an integral part of the financial statements.

11

TOBAM EMERGING MARKETS FUND

Statement of Operations

For the Six Months Ended March 31, 2020

(Unaudited)

Investment income
Dividends	$878,036
Less: foreign taxes withheld	(82,541)

Total investment income	795,495

Expenses
Advisory fees (Note 2)	402,617
Custodian fees (Note 2)	44,721
Administration and accounting fees (Note 2)	40,508
Trustees’ and officers’ fees (Note 2)	21,551
Legal fees	17,403
Audit fees	16,459
Registration and filing fees	13,174
Transfer agent fees (Note 2)	11,710
Printing and shareholder reporting fees	3,998
Other expenses	5,015

Total expenses before waivers and reimbursements	577,156

Less: waivers and reimbursements (Note 2)	(23,197)

Net expenses after waivers and reimbursements	553,959

Net investment income.	241,536

Net realized and unrealized gain/(loss) from investments
Net realized loss from investments	(1,980,778)
Net realized loss from foreign currency transactions	(27,015)
Net realized loss on future contracts*	(109,138)
Net change in unrealized appreciation/(depreciation) on investments	(18,878,693)
Net change in unrealized appreciation/(depreciation) on foreign currency transactions	(17,082)
Net change in unrealized appreciation/(depreciation) on future contracts*	130,075

Net realized and unrealized loss on investments	(20,882,631)

Net decrease in net assets resulting from operations	$(20,641,095)

*	Primary risk exposure is equity index contracts.

The accompanying notes are an integral part of the financial statements.

12

TOBAM EMERGING MARKETS FUND

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
Increase/(decrease) in net assets from operations:
Net investment income	$241,536	$1,236,436
Net realized gain/(loss) from investments, futures contracts and foreign currency transactions	(2,116,931)	(4,832,608)
Net change in unrealized appreciation/(depreciation) on investments, futures contracts and foreign currency transactions	(18,765,700)	(697,768)

Net decrease in net assets resulting from operations	(20,641,095)	(4,293,940)

Less dividends and distributions to shareholders from:
Total distributable earnings	(1,093,800)	(3,514,086)

Net decrease in net assets from dividends and distributions to shareholders	(1,093,800)	(3,514,086)

Increase in net assets derived from capital share transactions (Note 4)	1,093,620	57,659,751

Total increase/(decrease) in net assets	(20,641,275)	49,851,725

Net assets
Beginning of period	99,673,417	49,821,692

End of period	$79,032,142	$99,673,417

The accompanying notes are an integral part of the financial statements.

13

TOBAM EMERGING MARKETS FUND

Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Period April 25, 2017* to September 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$10.25		$11.58	$11.35	$10.00

Net investment income(1)	0.02		0.15	0.16	0.15
Net realized and unrealized gain/(loss) on investments	(2.12)		(0.91)	0.27	1.20

Net increase/(decrease) in net assets resulting from operations	(2.10)		(0.76)	0.43	1.35

Dividends and distributions to shareholders from:
Net investment income	(0.11)		(0.12)	(0.19)	—
Net realized gains	—		(0.45)	(0.01)	—

Total dividends and distributions to shareholders	(0.11)		(0.57)	(0.20)	—

Net asset value, end of period	$8.04		$10.25	$11.58	$11.35

Total investment return(2)	(20.73)%		(6.47)%	3.79%	13.50%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$79,032		$99,673	$49,822	$48,020
Ratio of expenses to average net assets	1.10	%(3)	1.10%	0.95%	0.85	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	1.15	%(3)	1.20%	1.44%	1.66	%(3)
Ratio of net investment income to average net assets	0.48	%(3)	1.48%	1.27%	3.29	%(3)
Portfolio turnover rate	18	%(5)	42%	33%	14	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

14

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements

March 31, 2020

(Unaudited)

1. Organization and Significant Accounting Policies

The TOBAM Emerging Markets Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), and commenced investment operations on April 25, 2017. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class A, Class C and Class I Shares. As of March 31, 2020, Class A and Class C shares have not been issued.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to TOBAM (“TOBAM” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate

15

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Exchange traded futures contracts are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

16

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund’s investments carried at fair value:

Assets	Total Value at 03/31/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Argentina	$126,371	$126,371	$—	$—
Brazil	5,199,306	5,199,306	—	—
China	17,460,539	1,282,906	16,177,633	—
Colombia	262,212	262,212	—	—
Czech Republic	135,046	—	135,046	—
Greece	1,485,695	—	1,485,695	—
Hong Kong	822,363	—	822,363	—
India	13,431,742	221,649	13,210,093	—
Indonesia	906,361	—	906,361	—
Malaysia	2,237,018	—	2,237,018	—
Mexico	212,351	212,351	—	—
Peru	521,067	521,067	—	—
Poland	786,385	—	786,385	—
Russia	1,405,428	—	1,405,428	—
South Africa	2,000,042	376,472	1,623,570	—
South Korea	10,210,261	—	10,210,261	—
Taiwan	7,377,602	—	7,377,602	—
Thailand	7,657,911	—	7,657,911	—
Turkey	1,853,677	676,375	1,177,302	—
Preferred Stocks:
Brazil	483,944	483,944	—	—
South Korea	237,807	—	237,807	—
Derivatives:
Equity Contracts:
Futures Contracts	117,865	117,865	—	—

Total Investments	$74,930,993	$9,480,518	$65,450,475	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market.

17

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended March 31, 2020, there were no transfers in or out of Level 3.

Futures Contracts — The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

During the reporting period, the Fund entered into futures contracts to gain exposure to various markets, as part of the Fund’s investment strategy.

18

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

For the six months ended March 31, 2020, the TOBAM Emerging Markets Fund’s monthly average volume of futures was as follows:

Long Futures Notional Cost
$1,176,550

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/ depreciation as such income and/or gains are earned. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currency transactions in the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

19

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to its long-term implications. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Fund management is continuing to monitor this development and evaluate its impact on the Fund.

Currency Risk — The Fund invests in securities of foreign issuers, including American Depository Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the in experience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Emerging Markets Risk — The Fund invests in emerging market instruments which are subject to certain credit and market risks. The securities and currency markets of emerging market countries

20

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

are generally smaller, less developed, less liquid and more volatile than the securities and currency markets of the United States and other developed markets. Disclosure and regulatory standards in many respects are less stringent than in other developed markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristics of more developed countries.

Recent Regulatory Reporting Updates and Accounting Pronouncements — In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (the “2018 ASU”) which adds, modifies and removes disclosure requirements related to certain aspects of fair value measurement. The 2018 ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. As of March 31, 2020, the Fund has fully adopted the provisions of the 2018 ASU, which did not have a material impact on the Fund’s financial statements and related disclosures or impact the Fund’s net assets or results of operations.

2. Transactions with Related Parties and Other Service Providers

TOBAM serves as investment adviser to the Fund. For its services, the Adviser is paid a monthly fee at the annual of 0.80% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses” (as defined in Form N-1A), dividend and interest expense on securities sold short, interest, extraordinary items and brokerage commissions) do not exceed (on an annual basis): (a) from the commencement of operations through April 30, 2018, 0.85%, with respect to Class I shares, of average daily net assets and (b) from May 1, 2018 through January 31, 2021, 1.10%, with respect to Class I shares, of average daily net assets (the “Expense Limitation”), unless the Board of Trustees of the Trust approves its earlier termination. The Adviser may recoup, subject to approval by the Board of Trustees, any expenses or fees it has waived or reimbursed within a three-year period from the date on which the Adviser reduced its compensation and/or assumed expenses of the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. As of March 31, 2020, the amount of potential recovery was as follows:

Expiration

September 30, 2020	September 30, 2021	September 30, 2022	March 31, 2023	Total

$135,477	$254,667	$88,642	$23,197	$501,983

For the six months ended March 31, 2020, the Adviser earned advisory fees of $402,617 and waived fees of $23,197.

21

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon and the Transfer Agent have the ability to recover fees previously waived in prior periods, if the Fund terminates its agreements with BNY Mellon and the Transfer Agent within three years of commencing operations. As of March 31, 2020, the amount of potential recovery was $22,228. The ability to recover such amounts previously waived expires on April 25, 2020.

The Trust, on behalf of the Fund, has entered into agreements with financial intermediaries to provide record keeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Fund for these services are included in Transfer Agent fees in the Statement of Operations.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Duff & Phelps, LLC (“D&P”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and D&P are compensated for their services provided to the Trust.

22

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

3. Investment in Securities

For the six months ended March 31, 2020, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$17,575,820	$20,946,809

4. Capital Share Transactions

For the six months ended March 31, 2020 and for the year ended September, 2019, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Sales	—	$—	5,074,137	$54,145,846
Reinvestments	103,269	1,093,620	350,689	3,513,905

Net increase	103,269	$1,093,620	5,424,826	$57,659,751

*

There is a 1.00% redemption fee that may be charged on shares redeemed which have been held for 30 days or less. The redemption fee is retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended September 30, 2019, the tax character of distributions paid by the Fund was $2,805,167 of ordinary income dividends and $708,919 of long-term capital gains distributions. Distributions from net investment income and short-term gains are treated as ordinary income for federal income tax purposes.

23

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Concluded)

March 31, 2020

(Unaudited)

As of September 30, 2019, the components of distributable earnings/(loss) on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Unrealized Appreciation	Qualified Late-Year Losses	Total Distributable Earnings/(Loss)
$(40,835)	$961,943	$2,424,066	$(4,478,837)	$(1,133,663)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.

As of March 31, 2020, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$90,893,284

Gross unrealized appreciation	$6,611,675
Gross unrealized depreciation	(22,691,831)

Net unrealized depreciation	$(16,080,156)

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain net capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30, and (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended September 30, 2019, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2019. As of September 30, 2019, the Fund had long-term capital loss deferrals of $1,776,301 and short-term capital loss deferrals of $2,702,536.

Accumulated capital losses represent net capital loss carryforwards as of September 30, 2019 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2019, the Fund had capital loss carryforward of $40,835, of which $24,501 are long-term losses and $16,334 are short-term losses and have an unlimited period of capital loss carryforward.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

24

TOBAM EMERGING MARKETS FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (844) 282-6161 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to their reports on Form N-PORT. The Trust’s portfolio holdings on Form N-PORT are available on the SEC’s website at http://www.sec.gov.

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on March 10-11, 2020 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between TOBAM (“TOBAM” or the “Adviser”) and the Trust (the “TOBAM Agreement”) on behalf of the TOBAM Emerging Markets Fund (“TOBAM Fund”). At the Meeting, the Board considered the continuation of the TOBAM Agreement with respect to the TOBAM Fund for an additional one year period.

In determining whether to continue the TOBAM Agreement for an additional one-year period, the Trustees, including the Independent Trustees, considered information provided by TOBAM in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “TOBAM 15(c) Response”) regarding (i) the services performed for the TOBAM Fund, (ii) the size and qualifications of TOBAM’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the TOBAM Fund, (iv) the investment performance of the TOBAM Fund, (v) TOBAM’s financial condition, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the TOBAM Fund and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on TOBAM’s ability to service the TOBAM Fund, and (x) compliance with the TOBAM Fund’s investment objective, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. The Trustees were informed

25

TOBAM EMERGING MARKETS FUND

Other Information

(Unaudited) (Continued)

by the reports provided at Board meetings throughout the year covering matters such as the relative performance of the TOBAM Fund, compliance with the TOBAM Fund’s investment objective and policies, strategies and limitations, compliance of portfolio management personnel with the applicable code of ethics, and adherence to pricing procedures as established by the Board.

The Board noted that representatives of TOBAM joined the Meeting via teleconference and discussed TOBAM’s history, performance, investment strategy, and compliance program. Representatives of TOBAM responded to questions from the Board. In addition to the TOBAM 15(c) Response, the Trustees also considered other factors they believed to be relevant to considering the continuation of the TOBAM Agreement, including the matters discussed below. In their deliberations, the Trustees did not identify any particular information as controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangements between the TOBAM Fund and TOBAM, as provided by the terms of the TOBAM Agreement, including the advisory fees under the TOBAM Agreement, are fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

The Trustees considered the services provided by TOBAM to the Fund. The Trustees considered the depth of TOBAM’s personnel who provide investment management services to the TOBAM Fund and their experience. Based on the TOBAM 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided by TOBAM are appropriate and consistent with the terms of the TOBAM Agreement, (ii) the quality of those services has been, and continues to be, consistent with industry norms, (iii) the TOBAM Fund is likely to benefit from the continued provision of those services, (iv) TOBAM has sufficient personnel, with the appropriate skills and experience, to continue to serve the TOBAM Fund effectively and has demonstrated its ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the TOBAM Fund is likely to continue under the TOBAM Agreement.

The Board discussed TOBAM’s business continuity plan, and its ability to continue to manage the TOBAM Fund effectively in light of the recent volatility in financial markets as a result of the COVID-19 virus outbreak.

The Trustees considered the investment performance for the TOBAM Fund and TOBAM. The Trustees reviewed historical performance charts prepared by a third-party, which showed the performance of Class I shares of the TOBAM Fund as compared to the Lipper Emerging Markets Funds Index and the MSCI Emerging Markets ND Index, for the year-to-date, one year, two year and since inception periods ended December 31, 2019. The Trustees noted that Class I shares of the Fund underperformed the Lipper Emerging Markets Funds Index and the MSCI Emerging Markets ND Index for the year-to-date, one year, two year and since inception periods ended December 31, 2019 and concluded that TOBAM had adequately explained the factors contributing to the TOBAM Fund’s performance over such periods.

26

TOBAM EMERGING MARKETS FUND

Other Information

(Unaudited) (Concluded)

The Trustees also considered information regarding TOBAM’s advisory fee and an analysis of this fee in relation to the delivery of services to the TOBAM Fund and any other ancillary benefit resulting from TOBAM’s relationship with the TOBAM Fund. The Trustees considered the fees that TOBAM charges to another client advised by TOBAM, and evaluated the explanation provided by TOBAM as to differences in fees charged to the TOBAM Fund and such other account, particularly the fact that the other account is not registered in the US and is not offered for sale to US persons. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the TOBAM Fund versus those funds in the TOBAM Fund’s Lipper category with $250 million or less in assets (the “Peer Group”). The Trustees noted that the contractual advisory fee and net total expense ratio of the TOBAM Fund’s Class I shares were each lower than the median of the contractual advisory fee and net total expense ratio of the Peer Group. The Trustees concluded that the advisory fee and services provided by TOBAM are sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the TOBAM Fund based on the information provided at the Board Meeting.

The Trustees considered the costs of the services provided by TOBAM, the compensation and benefits received by TOBAM in providing services to the TOBAM Fund, TOBAM’s profitability and certain additional information related to TOBAM’s financial condition. In addition, the Trustees considered any direct or indirect revenues received by affiliates of TOBAM.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the TOBAM Fund grows, and whether the advisory fee levels reflect those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the TOBAM Fund increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the advisory fee does not include “breakpoint” reductions in the advisory fee rate at specific asset levels but that TOBAM has contractually agreed to waive fees and/or reimburse certain expenses of the TOBAM Fund for the benefit of shareholders.

At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board unanimously approved the continuation of the TOBAM Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

27

Investment Adviser

TOBAM

49-53, Avenue des Champs-Élysées

75008 Paris, France

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7096

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

TOB-0320

TOBAM EMERGING MARKETS FUND

of

FundVantage Trust

Class I

SEMI-ANNUAL

REPORT

March 31, 2020

(Unaudited)

IMPORTANT NOTE: Beginning on January 1, 2021, paper copies of the TOBAM Emerging Markets Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from TOBAM Emerging Markets Fund or from your financial intermediary. Instead, annual and semi-annual shareholder reports will be available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through TOBAM Emerging Markets Fund, call Shareholder Services toll-free at (844)282-6161 or write to the TOBAM Emerging Markets Fund at:

TOBAM Emerging Markets Fund

FundVantage Trust

c/o BNY Mellon Investment Servicing

P.O. Box 9829

Providence, RI 02940-8029

This report is submitted for the general information of the shareholders of the TOBAM Emerging Markets Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the TOBAM Emerging Markets Fund.

VERPLANCK BALANCED FUND

of

FundVantage Trust

SEMI-ANNUAL REPORT

March 31, 2020

(Unaudited)

This report is submitted for the general information of the shareholders of the Verplanck Balanced Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Verplanck Balanced Fund.

VERPLANCK BALANCED FUND

Semi-Annual Report

Performance Data

March 31, 2020

(Unaudited)

Average Annual Total Returns for the Period Ended March 31, 2020
	Six Months†	1 Year	Since Inception
Verplanck Balanced Fund	-3.80%	1.68%	1.91%*
Bloomberg Barclays U.S. Aggregate Bond Index	3.33%	8.93%**	13.39%**
S&P 500® Index	-12.31%	-6.98%	-8.43%**

†	Not Annualized.

*	The Verplanck Balanced Fund (the “Fund”) commenced operations on August 28, 2018.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (844) 741-5050.

The Fund intends to evaluate performance as compared to that of the Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500® Index. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment grade bond market and the S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. References to an index over a specific period are provided for your information only and should not be considered indicative of an investment in the Verplanck Balanced Fund. Note that an index is unmanaged and the information contained herein does not reflect any investment management fees or transaction costs. It is impossible to invest directly in an index.

All mutual fund investing involves risk, including possible loss of principal. The Fund is subject to the risks of the fixed-income securities in its portfolio such as credit, prepayment and interest rate risk. As interest rates rise, the value of bond prices will decline and an investor may lose money.

2

VERPLANCK BALANCED FUND

Fund Expense Disclosure

March 31, 2020

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from October 1, 2019 through March 31, 2020 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Verplanck Balanced Fund
	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During Period*
Actual	$1,000.00	$ 962.00	$0.69
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.71

*

Expenses are equal to an annualized expense ratio for the six-month period ended March 31, 2020 of 0.14% for the Verplanck Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (183), then divided by 366 to reflect the period. The Fund’s ending account value on the first line in the table is based on the actual six-month total return for the Fund of (3.80)%.

3

VERPLANCK BALANCED FUND

Portfolio Holdings Summary Table

March 31, 2020

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value

Common Stocks:
Information Technology	10.4%	$90,172,071
Health Care	6.2	53,837,674
Financials	4.5	39,112,267
Communication Services	4.4	37,597,545
Consumer Discretionary	4.0	34,270,389
Industrials	3.3	28,744,140
Consumer Staples	3.2	27,624,869
Utilities	1.3	11,254,583
Real Estate	1.3	11,019,668
Energy	1.1	9,281,525
Materials	1.0	8,687,317
U.S. Treasury Obligations	24.5	211,909,580
Mortgage-Backed Securities	15.7	135,828,556
Corporate Bonds and Notes	14.7	127,079,750
Commercial Mortgage-Backed Securities	1.2	10,698,591
Foreign Government Bonds and Notes	1.0	8,226,067
U.S. Government Agency Obligations	0.6	5,673,627
Municipal Bonds	0.5	4,374,293
Asset-Backed Securities	0.3	2,605,769
Short-Term Investments	3.4	29,637,173
TBA Sale Commitments	(0.0)	(770,358)
Liabilities in excess of other assets	(2.6)	(22,914,708)

NET ASSETS	100.0%	$863,950,388

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

VERPLANCK BALANCED FUND

Portfolio of Investments

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $ /Shares	Value $
Asset-Backed Securities — 0.30%
Ally Auto Receivables Trust 2019-2	2.26	08/15/2024	250,000	247,951
BMW Vehicle Owner Trust 2018-A	2.51	06/25/2024	300,000	300,236
Capital One Multi-Asset Execution Trust	2.84	12/15/2024	325,000	334,208
CarMax Auto Owner Trust 2018-3	3.27	03/15/2024	200,000	204,403
Carmax Auto Owner Trust 2019-4	2.02	11/15/2024	100,000	100,240
Citibank Credit Card Issuance Trust	2.49	01/20/2023	550,000	554,015
Citibank Credit Card Issuance Trust	2.68	06/07/2023	242,000	244,164
Discover Card Execution Note Trust	2.39	07/15/2024	250,000	254,244
Ford Credit Floorplan Master Owner Trust A	2.23	09/15/2024	65,000	62,402
Toyota Auto Receivables 2019-A Owner Trust	2.91	07/17/2023	100,000	101,690
World Omni Auto Receivables Trust 2019-A	3.04	05/15/2024	200,000	202,216

Total Asset-Backed Securities (Cost $2,601,296)				2,605,769

Common Stocks — 40.70%
Communication Services — 4.35%
Activision Blizzard Inc			12,357	734,994
Alphabet Inc - Class A *			4,859	5,645,915
Alphabet Inc - Class C *			4,983	5,794,282
AT&T Inc			120,169	3,502,926
CenturyLink Inc			15,642	147,973
Charter Communications Inc - Class A *			2,883	1,257,882
Comcast Corp - Class A			73,889	2,540,304
Discovery Inc - Class A *			3,073	59,739
Discovery Inc - Class C *			5,396	94,646
DISH Network Corp - Class A *			2,108	42,139
Electronic Arts Inc *			4,889	489,731
Facebook Inc - Class A *			38,963	6,499,028
Fox Corp - Class A			7,353	173,751
Fox Corp - Class B			154	3,524
Interpublic Group of Cos Inc/The			4,016	65,019
Live Nation Entertainment Inc *			1,621	73,691
Netflix Inc *			7,102	2,666,801
News Corp - Class A			7,587	68,093
News Corp - Class B			1,496	13,449
Omnicom Group Inc			3,801	208,675
Take-Two Interactive Software Inc *			1,815	215,277
T-Mobile US Inc *			5,120	429,568
Twitter Inc *			12,131	297,937
Verizon Communications Inc			67,646	3,634,620
ViacomCBS Inc - Class B			8,817	123,526
Walt Disney Co/The			29,131	2,814,055

				37,597,545

The accompanying notes are an integral part of the financial statements.

5

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value $
Common Stocks — 40.70%
Consumer Discretionary — 3.97%
Advance Auto Parts Inc	826	77,082
Amazon.com Inc *	6,784	13,226,901
Aptiv PLC	4,400	216,656
AutoZone Inc *	406	343,476
Best Buy Co Inc	3,776	215,232
Booking Holdings Inc *	731	983,429
BorgWarner Inc	2,434	59,317
Capri Holdings Ltd *	793	8,556
CarMax Inc *	2,139	115,142
Carnival Corp	6,627	87,278
Chipotle Mexican Grill Inc *	393	257,179
Darden Restaurants Inc	1,512	82,344
Dollar General Corp	4,234	639,376
Dollar Tree Inc *	3,557	261,333
DR Horton Inc	4,740	161,160
eBay Inc	13,741	413,054
Expedia Group Inc	2,190	123,231
Ford Motor Co	58,040	280,333
Gap Inc/The	1,652	11,630
Garmin Ltd	1,769	132,604
General Motors Co	19,012	395,069
Genuine Parts Co	2,343	157,754
H&R Block Inc	3,598	50,660
Hanesbrands Inc	4,191	32,983
Harley-Davidson Inc	3,089	58,475
Hasbro Inc	1,824	130,507
Hilton Worldwide Holdings Inc	4,724	322,366
Home Depot Inc/The	18,395	3,434,530
Kohl’s Corp	2,089	30,479
L Brands Inc	3,454	39,928
Las Vegas Sands Corp	5,176	219,825
Leggett & Platt Inc	1,921	51,252
Lennar Corp - Class A	2,860	109,252
LKQ Corp *	5,292	108,539
Lowe’s Cos Inc	13,011	1,119,597
Macy’s Inc	271	1,331
Marriott International Inc - Class A	4,970	371,806
McDonald’s Corp	12,528	2,071,505
MGM Resorts International	8,552	100,914
Mohawk Industries Inc *	843	64,270
Newell Brands Inc	6,537	86,811
NIKE Inc - Class B	20,701	1,712,801
Nordstrom Inc	1,390	21,323
Norwegian Cruise Line Holdings Ltd *	3,169	34,732

The accompanying notes are an integral part of the financial statements.

6

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value $
Common Stocks — 40.70%
Consumer Discretionary — 3.97%
NVR Inc *	50	128,456
O’Reilly Automotive Inc *	1,277	384,441
PulteGroup Inc	4,484	100,083
PVH Corp	970	36,511
Ralph Lauren Corp	804	53,731
Ross Stores Inc	6,307	548,520
Royal Caribbean Cruises Ltd	2,416	77,723
Starbucks Corp	20,325	1,336,166
Tapestry Inc	2,090	27,066
Target Corp	8,557	795,544
Tiffany & Co	1,629	210,956
TJX Cos Inc/The	20,693	989,332
Tractor Supply Co	1,548	130,883
Ulta Beauty Inc *	911	160,063
Under Armour Inc - Class A *	2,701	24,876
Under Armour Inc - Class C *	3,871	31,200
VF Corp	5,479	296,304
Whirlpool Corp	955	81,939
Wynn Resorts Ltd	1,509	90,827
Yum! Brands Inc	5,016	343,746

		34,270,389

Consumer Staples — 3.20%
Altria Group Inc	30,942	1,196,527
Archer-Daniels-Midland Co	9,541	335,652
Brown-Forman Corp - Class B	3,501	194,341
Campbell Soup Co	3,277	151,266
Church & Dwight Co Inc	3,977	255,244
Clorox Co. (The)	2,048	354,816
Coca-Cola Co/The	63,486	2,809,256
Colgate-Palmolive Co	14,696	975,227
Conagra Brands Inc	7,135	209,341
Constellation Brands Inc - Class A	2,900	415,744
Costco Wholesale Corp	7,022	2,002,183
Coty Inc - Class A	5,236	27,018
Estee Lauder Cos Inc/The - Class A	3,696	588,921
General Mills Inc	9,584	505,748
Hershey Co/The	2,571	340,658
Hormel Foods Corp	4,930	229,935
JM Smucker Co/The	1,679	186,369
Kellogg Co	4,570	274,154
Kimberly-Clark Corp	5,750	735,253
Kraft Heinz Co/The	8,524	210,884
Kroger Co/The	13,944	419,993
Lamb Weston Holdings Inc	2,411	137,668

The accompanying notes are an integral part of the financial statements.

7

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value $
Common Stocks — 40.70%
Consumer Staples — 3.20%
McCormick & Co Inc	2,068	292,022
Molson Coors Brewing Co - Class B	3,017	117,693
Mondelez International Inc - Class A	24,002	1,202,020
Monster Beverage Corp *	6,434	361,977
PepsiCo Inc	23,336	2,802,654
Philip Morris International Inc	25,491	1,859,823
Procter & Gamble Co/The	41,016	4,511,760
Sysco Corp	8,377	382,243
Tyson Foods Inc - Class A	4,665	269,964
Walgreens Boots Alliance Inc	13,118	600,149
Walmart Inc	23,485	2,668,366

		27,624,869

Energy — 1.07%
Apache Corp	6,869	28,712
Baker Hughes Co	9,397	98,669
Cabot Oil & Gas Corp	7,023	120,725
Chevron Corp	31,059	2,250,535
Concho Resources Inc	3,289	140,934
ConocoPhillips	18,453	568,352
Devon Energy Corp	6,779	46,843
Diamondback Energy Inc	2,574	67,439
EOG Resources Inc	9,520	341,958
Exxon Mobil Corp	68,894	2,615,905
Halliburton Co	13,765	94,290
Helmerich & Payne Inc	1,317	20,611
Hess Corp	4,139	137,829
HollyFrontier Corp	2,526	61,912
Kinder Morgan Inc	30,514	424,755
Marathon Oil Corp	13,331	43,859
Marathon Petroleum Corp	10,904	257,552
National Oilwell Varco Inc	6,357	62,489
Noble Energy Inc	7,980	48,199
Occidental Petroleum Corp	13,347	154,558
ONEOK Inc	8,561	186,715
Phillips 66	7,179	385,153
Pioneer Natural Resources Co	2,783	195,227
Schlumberger Ltd	22,305	300,894
TechnipFMC PLC (United Kingdom)	6,670	44,956
Valero Energy Corp	6,768	306,996
Williams Cos Inc/The	19,467	275,458

		9,281,525

Financials — 4.53%
Aflac Inc	13,161	450,633

The accompanying notes are an integral part of the financial statements.

8

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value $
Common Stocks — 40.70%
Financials — 4.53%
Allstate Corp/The	5,766	528,915
American Express Co	11,479	982,717
American International Group Inc	14,484	351,237
Ameriprise Financial Inc	2,298	235,499
Aon PLC	3,979	656,694
Arthur J Gallagher & Co	3,047	248,361
Assurant Inc	1,042	108,462
Bank of America Corp	140,185	2,976,128
Bank of New York Mellon Corp/The [1]	10,606	357,210
Berkshire Hathaway Inc - Class B *	32,092	5,867,380
BlackRock Inc	1,823	802,065
Capital One Financial Corp	7,827	394,637
Cboe Global Markets Inc	1,542	137,624
Charles Schwab Corp/The	19,638	660,230
Chubb Ltd	7,657	855,210
Cincinnati Financial Corp	2,397	180,854
Citigroup Inc	38,018	1,601,318
Citizens Financial Group Inc	7,966	149,840
CME Group Inc	5,553	960,169
Comerica Inc	1,280	37,555
Discover Financial Services	5,474	195,258
E*TRADE Financial Corp	3,699	126,950
Everest Re Group Ltd	724	139,312
Fifth Third Bancorp	7,966	118,295
First Republic Bank/CA	2,813	231,454
Franklin Resources Inc	5,310	88,624
Globe Life Inc	1,993	143,436
Goldman Sachs Group Inc/The	5,665	875,752
Hartford Financial Services Group Inc/The	3,716	130,952
Huntington Bancshares Inc/OH	9,923	81,468
Intercontinental Exchange Inc	8,811	711,488
Invesco Ltd	5,721	51,947
JPmorgan Chase & Co	53,343	4,802,470
KeyCorp	13,874	143,873
Lincoln National Corp	3,645	95,936
Loews Corp	4,736	164,955
M&T Bank Corp	2,407	248,956
MarketAxess Holdings Inc	549	182,581
Marsh & McLennan Cos Inc	8,390	725,399
MetLife Inc	16,667	509,510
Moody’s Corp	2,751	581,837
Morgan Stanley	21,352	725,968
MSCI Inc	1,339	386,917
Nasdaq Inc	2,026	192,369

The accompanying notes are an integral part of the financial statements.

9

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value $
Common Stocks — 40.70%
Financials — 4.53%
Northern Trust Corp	3,680	277,693
People’s United Financial Inc	8,936	98,743
PNC Financial Services Group Inc/The	7,556	723,260
Principal Financial Group Inc	4,456	139,651
Progressive Corp/The	9,526	703,400
Prudential Financial Inc	6,915	360,548
Raymond James Financial Inc	2,029	128,233
Regions Financial Corp	14,772	132,505
S&P Global Inc	4,130	1,012,057
State Street Corp	5,929	315,838
SVB Financial Group *	543	82,036
Synchrony Financial	10,893	175,268
T Rowe Price Group Inc	4,082	398,607
Travelers Cos Inc/The	4,515	448,565
Truist Financial Corp	19,747	608,997
Unum Group	3,405	51,109
US Bancorp	25,103	864,798
Wells Fargo & Co	67,395	1,934,237
Willis Towers Watson PLC	1,907	323,904
WR Berkley Corp	2,053	107,105
Zions Bancorp NA	1,019	27,268

		39,112,267

Health Care — 6.23%
Abbott Laboratories	28,757	2,269,215
AbbVie Inc	23,837	1,816,141
ABIOMED Inc *	227	32,951
Agilent Technologies Inc	5,079	363,758
Alexion Pharmaceuticals Inc *	3,583	321,718
Align Technology Inc *	1,160	201,782
Allergan PLC	5,290	936,859
AmerisourceBergen Corp	2,637	233,375
Amgen Inc	10,041	2,035,612
Anthem Inc	4,150	942,216
Baxter International Inc	8,033	652,199
Becton Dickinson and Co	4,408	1,012,826
Biogen Inc *	3,172	1,003,557
Boston Scientific Corp *	22,458	732,805
Bristol-Myers Squibb Co	38,122	2,124,920
Cardinal Health Inc	5,188	248,713
Centene Corp *	9,413	559,226
Cerner Corp	5,005	315,265
Cigna Corp	6,214	1,100,997
Cooper Cos Inc/The	774	213,369
CVS Health Corp	21,116	1,252,812

The accompanying notes are an integral part of the financial statements.

10

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value $
Common Stocks — 40.70%
Health Care — 6.23%
Danaher Corp	10,252	1,418,979
DaVita Inc *	2,123	161,475
DENTSPLY SIRONA Inc	3,752	145,690
Edwards Lifesciences Corp *	3,331	628,293
Eli Lilly & Co	13,996	1,941,525
Gilead Sciences Inc	20,628	1,542,149
HCA Healthcare Inc	4,282	384,738
Henry Schein Inc *	2,057	103,920
Hologic Inc *	4,289	150,544
Humana Inc	2,205	692,414
IDEXX Laboratories Inc *	1,363	330,173
Illumina Inc *	2,380	650,026
Incyte Corp *	2,612	191,277
Intuitive Surgical Inc *	1,854	918,119
IQVIA Holdings Inc *	2,690	290,143
Johnson & Johnson	43,516	5,706,253
Laboratory Corp of America Holdings *	1,572	198,685
McKesson Corp	3,198	432,561
Medtronic PLC	21,891	1,974,130
Merck & Co Inc	42,126	3,241,174
Mettler-Toledo International Inc *	409	282,419
Mylan NV *	5,973	89,057
PerkinElmer Inc	1,071	80,625
Perrigo Co PLC	2,112	101,566
Pfizer Inc	90,123	2,941,615
Quest Diagnostics Inc	2,174	174,572
Regeneron Pharmaceuticals Inc *	1,256	613,292
ResMed Inc	2,288	337,000
STERIS PLC	1,105	154,667
Stryker Corp	5,215	868,245
Teleflex Inc	772	226,088
Thermo Fisher Scientific Inc	6,613	1,875,447
UnitedHealth Group Inc	15,654	3,903,795
Universal Health Services Inc - Class B	1,348	133,560
Varian Medical Systems Inc *	1,460	149,884
Vertex Pharmaceuticals Inc *	4,078	970,360
Waters Corp *	1,155	210,268
Zimmer Biomet Holdings Inc	3,341	337,708
Zoetis Inc	7,774	914,922

		53,837,674

Industrials — 3.33%
3M Co	9,420	1,285,924
Alaska Air Group Inc	2,101	59,815
Allegion PLC	1,305	120,086

The accompanying notes are an integral part of the financial statements.

11

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value $
Common Stocks — 40.70%
Industrials — 3.33%
American Airlines Group Inc	4,489	54,721
AMETEK Inc	3,474	250,197
AO Smith Corp	2,169	82,010
Arconic Inc	4,127	66,280
Boeing Co/The	8,573	1,278,577
Caterpillar Inc	9,453	1,096,926
CH Robinson Worldwide Inc	2,236	148,023
Cintas Corp	1,361	235,752
Copart Inc *	3,013	206,451
CSX Corp	12,631	723,756
Cummins Inc	2,443	330,587
Deere & Co	5,220	721,195
Delta Air Lines Inc	10,366	295,742
Dover Corp	2,014	169,055
Eaton Corp PLC	6,913	537,071
Emerson Electric Co	10,361	493,702
Equifax Inc	1,995	238,303
Expeditors International of Washington Inc	2,869	191,420
Fastenal Co	7,042	220,063
FedEx Corp	3,783	458,727
Flowserve Corp	1,861	44,459
Fortive Corp	4,702	259,503
Fortune Brands Home & Security Inc	2,157	93,290
General Dynamics Corp	4,521	598,174
General Electric Co	141,480	1,123,351
Honeywell International Inc	11,994	1,604,677
Huntington Ingalls Industries Inc	662	120,623
IDEX Corp	1,106	152,750
IHS Markit Ltd	6,067	364,020
Illinois Tool Works Inc	5,060	719,127
Ingersoll Rand Inc *	4,896	121,421
Jacobs Engineering Group Inc	838	66,428
JB Hunt Transport Services Inc	808	74,522
Johnson Controls International PLC	15,230	410,601
Kansas City Southern	1,617	205,650
L3Harris Technologies Inc	3,555	640,327
Lockheed Martin Corp	4,024	1,363,935
Masco Corp	4,789	165,556
Nielsen Holdings PLC	4,458	55,903
Norfolk Southern Corp	4,366	637,436
Northrop Grumman Corp	2,790	844,115
Old Dominion Freight Line Inc	1,393	182,845
PACCAR Inc	6,065	370,753
Parker-Hannifin Corp	2,101	272,563

The accompanying notes are an integral part of the financial statements.

12

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value $
Common Stocks — 40.70%
Industrials — 3.33%
Pentair PLC	2,511	74,727
Quanta Services Inc	2,585	82,022
Raytheon Co	4,639	608,405
Republic Services Inc	4,522	339,421
Robert Half International Inc	1,941	73,273
Rockwell Automation Inc	2,024	305,442
Rollins Inc	1,551	56,053
Roper Technologies Inc	1,510	470,833
Snap-on Inc	653	71,059
Southwest Airlines Co	8,352	297,415
Stanley Black & Decker Inc	2,383	238,300
Textron Inc	3,184	84,917
Trane Technologies PLC	3,746	309,382
TransDigm Group Inc	775	248,147
Union Pacific Corp	11,867	1,673,722
United Airlines Holdings Inc *	3,800	119,890
United Parcel Service Inc - Class B	11,528	1,076,946
United Rentals Inc *	1,245	128,111
United Technologies Corp *	13,211	1,246,194
Verisk Analytics Inc	2,484	346,220
Waste Management Inc	7,074	654,769
Westinghouse Air Brake Technologies Corp	2,382	114,646
WW Grainger Inc	717	178,175
Xylem Inc/NY	2,912	189,659

		28,744,140

Information Technology — 10.44%
Accenture PLC - Class A	10,479	1,710,802
Adobe Inc *	7,956	2,531,917
Advanced Micro Devices Inc *	18,363	835,149
Akamai Technologies Inc *	2,462	225,248
Alliance Data Systems Corp	670	22,546
Amphenol Corp - Class A	5,207	379,486
Analog Devices Inc	5,285	473,800
ANSYS Inc *	1,369	318,251
Apple Inc	70,953	18,042,638
Applied Materials Inc	15,590	714,334
Arista Networks Inc *	787	159,407
Autodesk Inc *	3,520	549,472
Automatic Data Processing Inc	7,191	982,866
Broadcom Inc	6,448	1,528,821
Broadridge Financial Solutions Inc	1,867	177,048
Cadence Design Systems Inc *	4,387	289,717
CDW Corp	2,025	188,872
Cisco Systems Inc	71,890	2,825,996

The accompanying notes are an integral part of the financial statements.

13

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value $
Common Stocks — 40.70%
Information Technology — 10.44%
Citrix Systems Inc	2,124	300,652
Cognizant Technology Solutions Corp - Class A	9,388	436,260
Corning Inc	13,126	269,608
DXC Technology Co	2,266	29,571
F5 Networks Inc *	1,005	107,163
Fidelity National Information Services Inc	9,666	1,175,772
Fiserv Inc *	9,035	858,235
FleetCor Technologies Inc *	1,404	261,902
FLIR Systems Inc	2,258	72,008
Fortinet Inc *	2,373	240,076
Gartner Inc *	1,583	157,619
Global Payments Inc	4,541	654,948
Hewlett Packard Enterprise Co	22,998	223,311
HP Inc	25,487	442,454
Intel Corp	73,100	3,956,172
International Business Machines Corp	14,679	1,628,341
Intuit Inc	4,223	971,290
IPG Photonics Corp *	677	74,660
Jack Henry & Associates Inc	1,120	173,869
Juniper Networks Inc	6,274	120,084
Keysight Technologies Inc *	2,585	216,313
KLA Corp	2,572	369,699
Lam Research Corp	2,346	563,040
Leidos Holdings Inc	2,095	192,007
Mastercard Inc - Class A	14,741	3,560,836
Maxim Integrated Products Inc	4,372	212,523
Microchip Technology Inc	4,032	273,370
Micron Technology Inc *	17,953	755,103
Microsoft Corp	124,310	19,604,930
Motorola Solutions Inc	2,683	356,624
NetApp Inc	3,670	153,002
NortonLifeLock Inc	9,946	186,090
NVIDIA Corp	9,790	2,580,644
Oracle Corp	42,051	2,032,325
Paychex Inc	5,228	328,946
Paycom Software Inc *	734	148,275
PayPal Holdings Inc *	19,026	1,821,549
Qorvo Inc *	1,784	143,844
QUALCOMM Inc	19,576	1,324,316
salesforce.com Inc *	14,057	2,023,927
Seagate Technology PLC	4,409	215,159
ServiceNow Inc *	3,055	875,502
Skyworks Solutions Inc	3,015	269,481
Synopsys Inc *	2,385	307,164

The accompanying notes are an integral part of the financial statements.

14

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value $
Common Stocks — 40.70%
Information Technology — 10.44%
TE Connectivity Ltd	4,800	302,304
Texas Instruments Inc	15,441	1,543,019
VeriSign Inc *	1,587	285,803
Visa Inc - Class A	28,594	4,607,065
Western Digital Corp	4,312	179,465
Western Union Co/The	8,365	151,657
Xerox Holdings Corp	1,674	31,706
Xilinx Inc	4,043	315,111
Zebra Technologies Corp - Class A *	713	130,907

		90,172,071

Materials — 1.01%
Air Products & Chemicals Inc	3,596	717,798
Albemarle Corp	1,675	94,420
Amcor PLC (United Kingdom)	28,462	231,111
Avery Dennison Corp	1,384	140,988
Ball Corp	5,148	332,870
Celanese Corp	2,168	159,110
CF Industries Holdings Inc	3,678	100,042
Corteva Inc	12,684	298,074
Dow Inc	12,252	358,248
DuPont de Nemours Inc	12,018	409,814
Eastman Chemical Co	2,033	94,697
Ecolab Inc	4,348	677,549
FMC Corp	1,745	142,549
Freeport-McMoRan Inc	22,406	151,241
International Flavors & Fragrances Inc	1,442	147,199
International Paper Co	6,958	216,603
Linde PLC (United Kingdom)	9,081	1,571,013
LyondellBasell Industries NV - Class A	5,109	253,560
Martin Marietta Materials Inc	1,015	192,068
Mosaic Co/The	4,828	52,239
Newmont Goldcorp Corp	14,801	670,189
Nucor Corp	4,926	177,435
Packaging Corp of America	1,664	144,485
PPG Industries Inc	3,983	332,979
Sealed Air Corp	2,182	53,917
Sherwin-Williams Co/The	1,355	622,650
Vulcan Materials Co	2,199	237,646
Westrock Co	3,780	106,823

		8,687,317

Real Estate — 1.27%
Alexandria Real Estate Equities Inc REIT	2,138	293,034
American Tower Corp REIT	7,483	1,629,423

The accompanying notes are an integral part of the financial statements.

15

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Shares	Value $
Common Stocks — 40.70%
Real Estate — 1.27%
Apartment Investment & Management Co - Class A REIT	3,224	113,324
AvalonBay Communities Inc REIT	2,468	363,216
Boston Properties Inc REIT	2,823	260,365
CBRE Group Inc - Class A *	5,698	214,872
Crown Castle International Corp REIT	7,117	1,027,695
Digital Realty Trust Inc REIT	4,166	578,699
Duke Realty Corp REIT	7,181	232,521
Equinix Inc REIT	1,455	908,749
Equity Residential REIT	6,504	401,362
Essex Property Trust Inc REIT	1,235	271,996
Extra Space Storage Inc REIT	2,210	211,630
Federal Realty Investment Trust REIT	1,337	99,754
Healthpeak Properties Inc REIT	8,394	200,197
Host Hotels & Resorts Inc REIT	9,476	104,615
Iron Mountain Inc REIT	4,712	112,146
Kimco Realty Corp REIT	7,784	75,271
Mid-America Apartment Communities Inc REIT	2,110	217,393
Prologis Inc REIT	10,817	869,362
Public Storage REIT	2,716	539,425
Realty Income Corp REIT	5,655	281,958
Regency Centers Corp REIT	3,413	131,162
SBA Communications Corp REIT	1,912	516,183
Simon Property Group Inc REIT	5,367	294,434
SL Green Realty Corp REIT	1,747	75,296
UDR Inc REIT	5,067	185,148
Ventas Inc REIT	6,057	162,328
Vornado Realty Trust REIT	3,086	111,744
Welltower Inc REIT	6,897	315,745
Weyerhaeuser Co REIT	13,016	220,621

		11,019,668

Utilities — 1.30%
AES Corp	33,720	458,592
Alliant Energy Corp	21,411	1,033,937
American Water Works Co Inc	7,154	855,332
Atmos Energy Corp	5,570	552,711
CenterPoint Energy Inc	21,832	337,304
CMS Energy Corp	17,490	1,027,538
Consolidated Edison Inc	14,694	1,146,132
Eversource Energy	16,821	1,315,570
FirstEnergy Corp	13,380	536,137
NiSource Inc	24,183	603,850
PPL Corp	40,740	1,005,463
Sempra Energy	9,084	1,026,401

The accompanying notes are an integral part of the financial statements.

16

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Shares/ Principal Amount $	Value $
Common Stocks — 40.70%
Utilities — 1.30%
WEC Energy Group Inc			15,382	1,355,616

				11,254,583

Total Common Stocks (Cost $392,846,553)				351,602,048

Corporate Bonds and Notes — 14.71%
Agencies — 0.03%
Private Export Funding Corp	2.80	05/15/2022	284,000	296,503

Basic Industry — 0.39%
Air Products & Chemicals Inc	3.35	07/31/2024	100,000	103,924
ArcelorMittal (Luxembourg)	3.60	07/16/2024	100,000	91,148
Barrick North America Finance LLC (Canada)	5.70	05/30/2041	10,000	12,308
Barrick North America Finance LLC (Canada)	5.75	05/01/2043	25,000	32,019
BHP Billiton Finance USA Ltd (Australia)	5.00	09/30/2043	142,000	183,444
Dow Chemical Co/The	5.25	11/15/2041	30,000	30,330
DowDuPont Inc	5.32	11/15/2038	235,000	263,955
DowDuPont Inc	5.42	11/15/2048	40,000	44,011
Eastman Chemical Co	3.80	03/15/2025	150,000	151,750
Ecolab Inc	2.38	08/10/2022	150,000	149,673
Fmc Corp	4.50	10/01/2049	100,000	96,538
Georgia-Pacific LLC	8.88	05/15/2031	75,000	114,600
International Paper Co	3.65	06/15/2024	200,000	201,628
International Paper Co	4.80	06/15/2044	100,000	99,098
LyondellBasell Industries NV	4.63	02/26/2055	140,000	129,924
Methanex Corp (Canada)	4.25	12/01/2024	100,000	76,906
Methanex Corp (Canada)	5.25	12/15/2029	100,000	74,878
Mosaic Co/The	4.25	11/15/2023	30,000	28,420
Mosaic Co/The	4.88	11/15/2041	95,000	76,542
Newmont Goldcorp Corp	2.80	10/01/2029	100,000	92,967
Newmont Goldcorp Corp	6.25	10/01/2039	100,000	126,495
Nutrien Ltd (Canada)	4.00	12/15/2026	150,000	147,235
Nutrien Ltd (Canada)	4.90	06/01/2043	100,000	102,155
Praxair Inc	3.00	09/01/2021	75,000	76,322
Praxair Inc	3.20	01/30/2026	92,000	97,362
Rio Tinto Alcan Inc (Canada)	6.13	12/15/2033	67,000	88,212
Sherwin-Williams Co/The	3.45	06/01/2027	190,000	194,724
Sherwin-Williams Co/The	4.55	08/01/2045	242,000	267,086
Southern Copper Corp (Peru)	6.75	04/16/2040	100,000	116,625
Vale Overseas Ltd (Brazil)	6.88	11/21/2036	100,000	111,051

				3,381,330

The accompanying notes are an integral part of the financial statements.

17

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.71%
Capital Goods — 0.71%
3M Co	2.25	09/19/2026	242,000	247,008
3M Co	2.88	10/15/2027	300,000	318,767
Boeing Co/The	5.88	02/15/2040	75,000	72,821
Boeing Co/The	3.90	05/01/2049	100,000	90,247
Caterpillar Inc	5.30	09/15/2035	67,000	80,187
Caterpillar Inc	4.30	05/15/2044	100,000	106,585
Caterpillar Inc	3.25	09/19/2049	200,000	192,341
Deere & Co	2.60	06/08/2022	200,000	202,227
Deere & Co	3.90	06/09/2042	73,000	80,181
Eaton Corp	3.10	09/15/2027	100,000	100,807
Fortive Corp	3.15	06/15/2026	35,000	35,066
Fortive Corp	4.30	06/15/2046	100,000	101,347
General Dynamics Corp	2.25	11/15/2022	159,000	159,935
General Electric Co	2.70	10/09/2022	235,000	228,277
General Electric Co	6.75	03/15/2032	142,000	168,627
General Electric Co	5.88	01/14/2038	121,000	139,411
Hubbell Inc	3.35	03/01/2026	142,000	150,641
Illinois Tool Works Inc	2.65	11/15/2026	142,000	140,397
Ingersoll-Rand Global Holding Co Ltd	3.75	08/21/2028	160,000	162,248
John Deere Capital Corp	2.95	04/01/2022	100,000	102,143
John Deere Capital Corp	2.80	03/06/2023	200,000	205,015
Johnson Controls International PLC	5.13	09/14/2045	19,000	21,945
L3Harris Technologies Inc	4.40	06/15/2028	150,000	159,674
Lockheed Martin Corp	3.35	09/15/2021	100,000	101,736
Lockheed Martin Corp	4.09	09/15/2052	150,000	180,233
Masco Corp	5.95	03/15/2022	100,000	101,836
Northrop Grumman Corp	2.93	01/15/2025	150,000	152,259
Northrop Grumman Corp	3.25	01/15/2028	300,000	311,736
Northrop Grumman Corp	4.03	10/15/2047	100,000	114,809
Owens Corning	4.20	12/01/2024	100,000	102,146
Parker-Hannifin Corp	4.00	06/14/2049	20,000	20,800
Republic Services Inc	3.55	06/01/2022	200,000	203,962
Rockwell Collins Inc	4.80	12/15/2043	25,000	28,925
Rockwell Collins Inc	4.35	04/15/2047	70,000	76,408
Roper Technologies Inc	4.20	09/15/2028	200,000	215,128
Snap-on Inc	3.25	03/01/2027	100,000	102,627
United Technologies Corp	3.65	08/16/2023	150,000	157,727
United Technologies Corp	3.13	05/04/2027	30,000	30,539
United Technologies Corp	4.50	06/01/2042	100,000	115,518
United Technologies Corp	4.05	05/04/2047	100,000	109,696
United Technologies Corp	4.63	11/16/2048	35,000	41,362
Waste Connections Inc	3.50	05/01/2029	100,000	101,177
Waste Management Inc	3.15	11/15/2027	100,000	103,215
Waste Management Inc	4.15	07/15/2049	100,000	114,834

The accompanying notes are an integral part of the financial statements.

18

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.71%
Capital Goods — 0.71%
Westinghouse Air Brake Technologies Corp	4.95	09/15/2028	300,000	275,666
WW Grainger Inc	3.75	05/15/2046	97,000	87,150

				6,115,386

Communications — 1.28%
Activision Blizzard Inc	3.40	06/15/2027	100,000	103,684
America Movil SAB de CV (Mexico)	3.63	04/22/2029	200,000	203,483
America Movil SAB de CV (Mexico)	6.13	03/30/2040	100,000	131,140
America Movil SAB de CV (Mexico)	4.38	04/22/2049	200,000	225,800
American Tower Corp	3.00	06/15/2023	100,000	100,131
American Tower Corp	3.80	08/15/2029	40,000	40,492
AT&T Inc	3.88	08/15/2021	36,000	36,270
AT&T Inc	3.00	06/30/2022	100,000	100,870
AT&T Inc	3.80	03/01/2024	100,000	104,523
AT&T Inc	4.45	04/01/2024	240,000	255,545
AT&T Inc	3.40	05/15/2025	340,000	353,668
AT&T Inc	2.95	07/15/2026	20,000	19,965
AT&T Inc	3.80	02/15/2027	520,000	542,626
AT&T Inc	4.25	03/01/2027	270,000	286,786
AT&T Inc	4.35	03/01/2029	60,000	64,734
AT&T Inc	4.85	03/01/2039	40,000	44,859
AT&T Inc	5.35	09/01/2040	125,000	144,228
AT&T Inc	4.85	07/15/2045	150,000	159,556
AT&T Inc	4.75	05/15/2046	180,000	199,066
AT&T Inc	4.55	03/09/2049	153,000	164,440
Charter Communications Operating LLC / Charter Communications Operating Capital	4.91	07/23/2025	300,000	318,478
Charter Communications Operating LLC / Charter Communications Operating Capital	5.38	05/01/2047	300,000	323,792
Comcast Corp	2.75	03/01/2023	145,000	149,402
Comcast Corp	3.70	04/15/2024	110,000	118,047
Comcast Corp	3.15	03/01/2026	100,000	104,795
Comcast Corp	3.55	05/01/2028	20,000	21,614
Comcast Corp	3.20	07/15/2036	250,000	261,159
Comcast Corp	6.45	03/15/2037	108,000	154,566
Comcast Corp	3.90	03/01/2038	25,000	28,074
Comcast Corp	4.60	10/15/2038	100,000	122,402
Comcast Corp	4.60	08/15/2045	85,000	108,198
Comcast Corp	4.00	03/01/2048	185,000	218,289
Comcast Corp	4.70	10/15/2048	135,000	174,893
Crown Castle International Corp	4.88	04/15/2022	35,000	35,978
Crown Castle International Corp	4.45	02/15/2026	150,000	158,972

The accompanying notes are an integral part of the financial statements.

19

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.71%
Communications — 1.28%
Deutsche Telekom International Finance BV (Germany)	8.75	06/15/2030	100,000	134,996
Discovery Communications LLC	2.95	03/20/2023	120,000	120,696
Discovery Communications LLC	4.13	05/15/2029	50,000	48,409
Discovery Communications LLC	4.88	04/01/2043	100,000	93,503
Discovery Communications LLC	5.20	09/20/2047	120,000	120,909
Discovery Communications LLC	5.30	05/15/2049	50,000	50,586
Grupo Televisa SAB (Mexico)	6.63	03/18/2025	150,000	165,099
Interpublic Group of Cos Inc/The	3.75	10/01/2021	150,000	151,447
Interpublic Group of Cos Inc/The	4.65	10/01/2028	150,000	153,034
Interpublic Group of Cos Inc/The	5.40	10/01/2048	100,000	107,540
Omnicom Group Inc	2.45	04/30/2030	100,000	90,796
Rogers Communications Inc (Canada)	4.30	02/15/2048	15,000	16,317
Rogers Communications Inc (Canada)	4.35	05/01/2049	200,000	226,421
Telefonica Emisiones SA (Spain)	5.21	03/08/2047	270,000	302,604
Time Warner Cable LLC	7.30	07/01/2038	150,000	184,090
TWDC Enterprises 18 Corp	2.35	12/01/2022	150,000	152,455
TWDC Enterprises 18 Corp	2.95	06/15/2027	100,000	102,628
TWDC Enterprises 18 Corp	4.13	06/01/2044	125,000	147,811
Verizon Communications Inc	2.95	03/15/2022	150,000	153,363
Verizon Communications Inc	3.13	03/16/2022	100,000	102,957
Verizon Communications Inc	5.15	09/15/2023	100,000	111,071
Verizon Communications Inc	4.13	03/16/2027	290,000	322,434
Verizon Communications Inc	4.02	12/03/2029	85,000	95,464
Verizon Communications Inc	4.50	08/10/2033	160,000	188,594
Verizon Communications Inc	5.25	03/16/2037	150,000	190,518
Verizon Communications Inc	4.81	03/15/2039	130,000	160,031
Verizon Communications Inc	4.86	08/21/2046	76,000	99,184
Verizon Communications Inc	5.01	04/15/2049	110,000	147,823
Verizon Communications Inc	4.67	03/15/2055	200,000	254,350
ViacomCBS Inc	2.50	02/15/2023	100,000	96,613
ViacomCBS Inc	4.00	01/15/2026	15,000	14,728
ViacomCBS Inc	3.38	02/15/2028	150,000	139,543
ViacomCBS Inc	6.88	04/30/2036	200,000	225,280
ViacomCBS Inc	4.60	01/15/2045	100,000	84,857
Vodafone Group PLC (United Kingdom)	3.75	01/16/2024	150,000	156,159
Vodafone Group PLC (United Kingdom)	4.38	05/30/2028	75,000	79,210
Vodafone Group PLC (United Kingdom)	5.00	05/30/2038	60,000	64,802
Vodafone Group PLC (United Kingdom)	5.25	05/30/2048	60,000	72,312
Vodafone Group PLC (United Kingdom)	4.25	09/17/2050	30,000	30,835
Vodafone Group PLC (United Kingdom)	5.13	06/19/2059	50,000	56,674
Walt Disney Co/The	1.75	08/30/2024	65,000	65,129
Walt Disney Co/The	2.00	09/01/2029	125,000	121,163

The accompanying notes are an integral part of the financial statements.

20

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.71%
Communications — 1.28%
Walt Disney Co/The	2.75	09/01/2049	100,000	98,357

				11,081,317

Consumer, Cyclical — 0.88%
Alibaba Group Holding Ltd (China)	3.60	11/28/2024	285,000	300,742
Alibaba Group Holding Ltd (China)	4.00	12/06/2037	200,000	225,992
Amazon.com Inc	5.20	12/03/2025	200,000	238,349
Amazon.com Inc	3.88	08/22/2037	215,000	256,833
American Honda Finance Corp	1.70	09/09/2021	100,000	98,360
American Honda Finance Corp	3.45	07/14/2023	50,000	50,635
Automatic Data Processing Inc	3.38	09/15/2025	150,000	160,255
Costco Wholesale Corp	3.00	05/18/2027	30,000	31,814
Cummins Inc	4.88	10/01/2043	10,000	11,809
Daimler Finance North America LLC (Germany)	8.50	01/18/2031	100,000	135,155
Darden Restaurants Inc	4.55	02/15/2048	5,000	3,890
Dollar Tree Inc	4.20	05/15/2028	30,000	29,930
eBay Inc	3.80	03/09/2022	10,000	10,141
eBay Inc	3.60	06/05/2027	10,000	10,306
Ford Motor Co	4.35	12/08/2026	80,000	62,422
Ford Motor Co	5.29	12/08/2046	240,000	142,800
General Motors Co	5.15	04/01/2038	150,000	108,483
General Motors Co	5.20	04/01/2045	10,000	7,918
General Motors Co	6.75	04/01/2046	155,000	123,829
General Motors Financial Co Inc	3.20	07/06/2021	490,000	466,443
General Motors Financial Co Inc	3.55	07/08/2022	100,000	92,992
General Motors Financial Co Inc	4.30	07/13/2025	25,000	22,140
General Motors Financial Co Inc	4.35	01/17/2027	250,000	199,921
Home Depot Inc/The	3.00	04/01/2026	150,000	158,526
Home Depot Inc/The	4.88	02/15/2044	200,000	247,204
Home Depot Inc/The	3.50	09/15/2056	24,000	24,282
IHS Markit Ltd	3.63	05/01/2024	74,000	73,530
Lear Corp	3.50	05/30/2030	200,000	173,159
Lowe’s Cos Inc	3.65	04/05/2029	100,000	102,605
Lowe’s Cos Inc	3.70	04/15/2046	150,000	138,804
Lowe’s Cos Inc	4.55	04/05/2049	100,000	107,879
Macy’s Retail Holdings Inc	2.88	02/15/2023	120,000	86,362
Marriott International Inc	3.25	09/15/2022	100,000	91,834
Marriott International Inc	4.15	12/01/2023	75,000	68,708
Marriott International Inc	3.13	06/15/2026	15,000	13,772
Marriott International Inc	4.65	12/01/2028	75,000	65,934
Mastercard Inc	3.38	04/01/2024	100,000	105,451
McDonald’s Corp	3.63	05/20/2021	100,000	102,839
McDonald’s Corp	4.70	12/09/2035	25,000	28,206
McDonald’s Corp	3.63	09/01/2049	20,000	20,179

The accompanying notes are an integral part of the financial statements.

21

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.71%
Consumer, Cyclical — 0.88%
NIKE Inc	2.25	05/01/2023	73,000	73,808
NIKE Inc	3.88	11/01/2045	71,000	83,826
PACCAR Financial Corp	2.30	08/10/2022	150,000	148,773
Royal Caribbean Cruises Ltd	7.50	10/15/2027	100,000	75,156
Starbucks Corp	2.70	06/15/2022	142,000	144,243
Starbucks Corp	2.45	06/15/2026	92,000	91,588
Starbucks Corp	4.00	11/15/2028	100,000	103,644
Starbucks Corp	3.55	08/15/2029	100,000	102,878
Starbucks Corp	4.45	08/15/2049	100,000	114,731
Target Corp	4.00	07/01/2042	140,000	158,844
Toyota Motor Credit Corp	1.90	04/08/2021	155,000	154,284
Toyota Motor Credit Corp	3.30	01/12/2022	242,000	244,684
Toyota Motor Credit Corp	2.00	10/07/2024	80,000	77,689
Toyota Motor Credit Corp	2.15	02/13/2030	150,000	139,108
Visa Inc	2.80	12/14/2022	135,000	140,607
Visa Inc	4.30	12/14/2045	146,000	183,857
Visa Inc	3.65	09/15/2047	20,000	22,739
Walgreen Co	3.10	09/15/2022	70,000	70,095
Walgreens Boots Alliance Inc	3.45	06/01/2026	90,000	88,937
Walmart Inc	3.40	06/26/2023	85,000	90,147
Walmart Inc	3.30	04/22/2024	242,000	256,827
Walmart Inc	2.85	07/08/2024	50,000	52,564
Walmart Inc	3.70	06/26/2028	215,000	241,282
Walmart Inc	3.25	07/08/2029	100,000	109,909
Walmart Inc	3.95	06/28/2038	30,000	35,621
Walmart Inc	4.05	06/29/2048	160,000	199,629

				7,605,903

Consumer, Non-cyclical — 2.38%
Abbott Laboratories	2.55	03/15/2022	81,000	81,717
Abbott Laboratories	2.95	03/15/2025	228,000	236,967
Abbott Laboratories	3.75	11/30/2026	161,000	179,676
AbbVie Inc	3.20	05/14/2026	270,000	268,413
AbbVie Inc	4.25	11/14/2028	240,000	254,967
AbbVie Inc	4.50	05/14/2035	200,000	226,857
AbbVie Inc	4.70	05/14/2045	140,000	157,247
AbbVie Inc	4.45	05/14/2046	130,000	137,973
AbbVie Inc	4.88	11/14/2048	30,000	34,804
Altria Group Inc	3.80	02/14/2024	50,000	50,679
Altria Group Inc	4.40	02/14/2026	50,000	52,617
Altria Group Inc	4.80	02/14/2029	65,000	67,649
Altria Group Inc	5.80	02/14/2039	40,000	43,789
Altria Group Inc	5.38	01/31/2044	135,000	149,575
Altria Group Inc	6.20	02/14/2059	55,000	60,499
AmerisourceBergen Corp	3.45	12/15/2027	150,000	150,538

The accompanying notes are an integral part of the financial statements.

22

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.71%
Consumer, Non-cyclical — 2.38%
Amgen Inc	3.63	05/15/2022	25,000	25,918
Amgen Inc	3.20	11/02/2027	100,000	107,602
Amgen Inc	2.45	02/21/2030	30,000	29,506
Amgen Inc	3.15	02/21/2040	25,000	24,912
Amgen Inc	4.40	05/01/2045	140,000	164,341
Amgen Inc	3.38	02/21/2050	25,000	26,056
Amgen Inc	4.66	06/15/2051	100,000	125,747
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc (Belgium)	3.65	02/01/2026	100,000	104,848
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc (Belgium)	4.90	02/01/2046	100,000	108,916
Anheuser-Busch InBev Finance Inc (Belgium)	3.30	02/01/2023	180,000	185,283
Anheuser-Busch InBev Worldwide Inc (Belgium)	4.00	04/13/2028	150,000	158,145
Anheuser-Busch InBev Worldwide Inc (Belgium)	4.75	01/23/2029	105,000	115,904
Anheuser-Busch InBev Worldwide Inc (Belgium)	5.45	01/23/2039	45,000	51,783
Anheuser-Busch InBev Worldwide Inc (Belgium)	3.75	07/15/2042	200,000	201,026
Anheuser-Busch InBev Worldwide Inc (Belgium)	4.60	04/15/2048	100,000	105,795
Anheuser-Busch InBev Worldwide Inc (Belgium)	4.75	04/15/2058	300,000	307,690
Anheuser-Busch InBev Worldwide Inc (Belgium)	5.80	01/23/2059	110,000	134,548
Archer-Daniels-Midland Co	2.50	08/11/2026	150,000	151,475
Ascension Health	3.11	11/15/2039	100,000	101,408
Ascension Health	3.95	11/15/2046	15,000	17,396
Ascension Health	4.85	11/15/2053	44,000	54,588
AstraZeneca PLC (United Kingdom)	6.45	09/15/2037	135,000	191,449
BAT Capital Corp (United Kingdom)	4.39	08/15/2037	100,000	92,181
Baxalta Inc	4.00	06/23/2025	260,000	272,949
Becton Dickinson and Co	3.13	11/08/2021	90,000	91,143
Becton Dickinson and Co	3.73	12/15/2024	250,000	256,272
Becton Dickinson and Co	4.67	06/06/2047	120,000	129,309
Biogen Inc	4.05	09/15/2025	250,000	264,325
Boston Scientific Corp	3.85	05/15/2025	16,000	16,746
Bristol-Myers Squibb Co	2.00	08/01/2022	209,000	210,650
Bristol-Myers Squibb Co	3.25	02/27/2027	50,000	52,704
Bristol-Myers Squibb Co	3.25	08/01/2042	200,000	204,904
Bunge Ltd Finance Corp	3.00	09/25/2022	300,000	295,339

The accompanying notes are an integral part of the financial statements.

23

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.71%
Consumer, Non-cyclical — 2.38%
Campbell Soup Co	2.50	08/02/2022	100,000	99,670
Campbell Soup Co	4.15	03/15/2028	30,000	31,360
Cardinal Health Inc	3.08	06/15/2024	130,000	128,723
Cardinal Health Inc	3.41	06/15/2027	120,000	121,767
Church & Dwight Co Inc	3.15	08/01/2027	125,000	125,781
Church & Dwight Co Inc	3.95	08/01/2047	220,000	199,036
Cigna Corp	3.75	07/15/2023	200,000	205,626
Cigna Corp	2.40	03/15/2030	100,000	94,713
Cigna Corp	4.80	08/15/2038	300,000	336,822
Coca-Cola Co/The	2.50	04/01/2023	50,000	52,176
Coca-Cola Co/The	2.95	03/25/2025	100,000	107,135
Coca-Cola Co/The	2.88	10/27/2025	100,000	106,994
Coca-Cola Co/The	3.38	03/25/2027	100,000	110,316
Coca-Cola Co/The	3.45	03/25/2030	100,000	113,225
Coca-Cola Femsa SAB de CV (Mexico)	2.75	01/22/2030	150,000	146,546
Conagra Brands Inc	3.80	10/22/2021	150,000	150,960
Conagra Brands Inc	5.30	11/01/2038	20,000	21,746
Conagra Brands Inc	5.40	11/01/2048	20,000	22,501
Constellation Brands Inc	2.70	05/09/2022	150,000	145,835
CVS Health Corp	2.13	06/01/2021	130,000	130,139
CVS Health Corp	2.75	12/01/2022	250,000	251,743
CVS Health Corp	3.88	07/20/2025	150,000	157,576
CVS Health Corp	2.88	06/01/2026	140,000	141,513
CVS Health Corp	4.30	03/25/2028	210,000	224,625
CVS Health Corp	3.25	08/15/2029	40,000	38,916
CVS Health Corp	4.78	03/25/2038	100,000	110,574
CVS Health Corp	5.13	07/20/2045	160,000	184,098
CVS Health Corp	5.05	03/25/2048	160,000	182,804
Diageo Capital PLC (United Kingdom)	2.13	10/24/2024	200,000	195,032
Diageo Capital PLC (United Kingdom)	2.38	10/24/2029	300,000	288,271
Diageo Capital PLC (United Kingdom)	3.88	04/29/2043	50,000	51,161
Diageo Investment Corp (United Kingdom)	2.88	05/11/2022	100,000	100,819
Eli Lilly & Co	2.75	06/01/2025	32,000	33,065
Eli Lilly & Co	3.10	05/15/2027	200,000	205,596
Eli Lilly & Co	3.95	03/15/2049	150,000	188,994
Estee Lauder Cos Inc/The	2.00	12/01/2024	20,000	19,919
Estee Lauder Cos Inc/The	4.15	03/15/2047	13,000	13,997
Estee Lauder Cos Inc/The	3.13	12/01/2049	100,000	96,971
Fomento Economico Mexicano SAB de CV (Mexico)	3.50	01/16/2050	150,000	140,509
General Mills Inc	3.15	12/15/2021	200,000	202,586
General Mills Inc	3.20	02/10/2027	100,000	104,966
Gilead Sciences Inc	3.25	09/01/2022	100,000	102,293
Gilead Sciences Inc	2.95	03/01/2027	50,000	51,700

The accompanying notes are an integral part of the financial statements.

24

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.71%
Consumer, Non-cyclical — 2.38%
Gilead Sciences Inc	4.75	03/01/2046	136,000	173,675
Gilead Sciences Inc	4.15	03/01/2047	24,000	29,295
GlaxoSmithKline Capital Inc (United Kingdom)	3.38	05/15/2023	45,000	46,970
GlaxoSmithKline Capital Inc (United Kingdom)	3.88	05/15/2028	140,000	157,256
GlaxoSmithKline Capital Inc (United Kingdom)	6.38	05/15/2038	100,000	147,922
GlaxoSmithKline Capital PLC (United Kingdom)	2.85	05/08/2022	242,000	248,444
GlaxoSmithKline Capital PLC (United Kingdom)	2.88	06/01/2022	200,000	204,604
GlaxoSmithKline Capital PLC (United Kingdom)	3.00	06/01/2024	200,000	208,441
HCA Inc	5.00	03/15/2024	200,000	207,078
HCA Inc	4.50	02/15/2027	200,000	205,772
HCA Inc	4.13	06/15/2029	40,000	40,069
HCA Inc	5.13	06/15/2039	20,000	20,637
HCA Inc	5.25	06/15/2049	40,000	42,646
Johnson & Johnson	3.63	03/03/2037	30,000	33,764
Johnson & Johnson	4.50	12/05/2043	200,000	267,143
Johnson & Johnson	3.70	03/01/2046	27,000	32,542
Kaiser Foundation Hospitals	3.50	04/01/2022	300,000	308,140
Keurig Dr Pepper Inc	4.06	05/25/2023	150,000	156,034
Keurig Dr Pepper Inc	4.42	12/15/2046	100,000	111,854
Kimberly-Clark Corp	3.90	05/04/2047	5,000	5,536
Kroger Co/The	5.40	07/15/2040	100,000	116,912
Kroger Co/The	4.45	02/01/2047	120,000	128,966
McCormick & Co Inc	2.70	08/15/2022	240,000	240,683
McKesson Corp	3.95	02/16/2028	10,000	10,507
Medtronic Inc	3.50	03/15/2025	392,000	421,666
Medtronic Inc	4.63	03/15/2045	82,000	109,515
Merck & Co Inc	2.40	09/15/2022	218,000	221,694
Merck & Co Inc	3.40	03/07/2029	100,000	108,936
Merck & Co Inc	3.90	03/07/2039	50,000	58,590
Merck & Co Inc	3.70	02/10/2045	53,000	62,683
Merck & Co Inc	4.00	03/07/2049	50,000	63,023
Molson Coors Brewing Co	3.00	07/15/2026	100,000	94,475
Molson Coors Brewing Co	4.20	07/15/2046	100,000	89,390
Mylan NV	3.95	06/15/2026	100,000	98,684
Mylan NV	5.25	06/15/2046	135,000	128,828
New York and Presbyterian Hospital/The	4.02	08/01/2045	78,000	82,931
New York and Presbyterian Hospital/The	3.95	08/01/2119	50,000	49,855
Novartis Capital Corp (Switzerland)	3.00	11/20/2025	100,000	106,016
Novartis Capital Corp (Switzerland)	2.20	08/14/2030	40,000	40,944

The accompanying notes are an integral part of the financial statements.

25

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.71%
Consumer, Non-cyclical — 2.38%
Novartis Capital Corp (Switzerland)	4.40	05/06/2044	100,000	131,465
Novartis Capital Corp (Switzerland)	2.75	08/14/2050	25,000	25,940
Partners Healthcare System Inc	4.12	07/01/2055	164,000	190,704
PepsiCo Inc	2.25	05/02/2022	200,000	203,754
PepsiCo Inc	2.25	03/19/2025	100,000	103,832
PepsiCo Inc	2.75	03/19/2030	100,000	106,637
PepsiCo Inc	4.45	04/14/2046	100,000	129,232
PepsiCo Inc	3.45	10/06/2046	121,000	135,821
Pfizer Inc	7.20	03/15/2039	170,000	272,361
Pfizer Inc	4.20	09/15/2048	50,000	61,887
Pfizer Inc	4.00	03/15/2049	50,000	61,089
Philip Morris International Inc	3.38	08/11/2025	50,000	50,905
Philip Morris International Inc	3.13	03/02/2028	100,000	108,064
Philip Morris International Inc	3.88	08/21/2042	50,000	50,193
Philip Morris International Inc	4.25	11/10/2044	100,000	110,593
Procter & Gamble Co/The	1.70	11/03/2021	100,000	100,935
Procter & Gamble Co/The	2.45	11/03/2026	100,000	105,536
Providence St Joseph Health Obligated Group	3.74	10/01/2047	10,000	10,636
Reynolds American Inc (United Kingdom)	4.45	06/12/2025	100,000	100,597
Reynolds American Inc (United Kingdom)	6.15	09/15/2043	100,000	108,333
Stryker Corp	3.65	03/07/2028	100,000	106,443
Sysco Corp	2.60	06/12/2022	100,000	96,242
Sysco Corp	4.50	04/01/2046	100,000	95,998
Thermo Fisher Scientific Inc	4.15	02/01/2024	100,000	107,233
Thermo Fisher Scientific Inc	4.50	03/25/2030	100,000	112,414
Tyson Foods Inc	4.55	06/02/2047	100,000	106,699
Unilever Capital Corp (United Kingdom)	5.90	11/15/2032	142,000	185,737
Wyeth LLC	6.45	02/01/2024	364,000	422,408
Zoetis Inc	4.70	02/01/2043	150,000	168,655

				20,526,087

Energy — 1.12%
Apache Corp	3.25	04/15/2022	13,000	9,760
Apache Corp	5.10	09/01/2040	100,000	44,172
Baker Hughes A Ge Co LLC / Baker Hughes Co-Obligor Inc	2.77	12/15/2022	35,000	33,324
Baker Hughes A Ge Co LLC / Baker Hughes Co-Obligor Inc	3.34	12/15/2027	25,000	23,844
Baker Hughes A Ge Co LLC / Baker Hughes Co-Obligor Inc	4.08	12/15/2047	25,000	20,515
BP Capital Markets America Inc	2.75	05/10/2023	200,000	199,910
BP Capital Markets America Inc	3.12	05/04/2026	200,000	201,341
BP Capital Markets America Inc	3.00	02/24/2050	100,000	92,892
BP Capital Markets PLC (United Kingdom)	3.28	09/19/2027	35,000	35,198

The accompanying notes are an integral part of the financial statements.

26

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.71%
Energy — 1.12%
Burlington Resources Finance Co	7.20	08/15/2031	94,000	113,099
Canadian Natural Resources Ltd (Canada)	2.95	01/15/2023	100,000	86,734
Canadian Natural Resources Ltd (Canada)	3.85	06/01/2027	280,000	221,424
Canadian Natural Resources Ltd (Canada)	6.45	06/30/2033	100,000	84,559
Canadian Natural Resources Ltd (Canada)	6.50	02/15/2037	75,000	62,406
Cenovus Energy Inc (Canada)	4.25	04/15/2027	100,000	48,969
Cenovus Energy Inc (Canada)	5.40	06/15/2047	35,000	15,897
Cheniere Corpus Christi Holdings LLC	5.88	03/31/2025	75,000	62,822
Chevron Corp	2.10	05/16/2021	114,000	114,038
Chevron Corp	2.95	05/16/2026	200,000	207,309
Cimarex Energy Co	3.90	05/15/2027	100,000	66,962
Concho Resources Inc	4.88	10/01/2047	100,000	77,017
Conocophillips	6.50	02/01/2039	122,000	152,415
Continental Resources Inc	4.50	04/15/2023	100,000	55,536
Devon Energy Corp	4.75	05/15/2042	25,000	14,975
Dominion Energy Gas Holdings LLC	3.55	11/01/2023	200,000	203,244
Enable Midstream Partners LP	5.00	05/15/2044	135,000	57,371
Enbridge Inc (Canada)	3.13	11/15/2029	400,000	363,807
Enbridge Inc (Canada)	5.50	12/01/2046	60,000	61,608
Energy Transfer Operating LP	3.60	02/01/2023	15,000	13,336
Energy Transfer Operating LP	4.05	03/15/2025	200,000	173,580
Energy Transfer Operating LP	4.75	01/15/2026	270,000	246,123
Energy Transfer Operating LP	3.75	05/15/2030	30,000	23,118
Energy Transfer Operating LP	6.25	04/15/2049	35,000	29,994
Energy Transfer Operating LP	5.00	05/15/2050	45,000	35,030
Energy Transfer Partners LP / Regency Energy Finance Corp	5.88	03/01/2022	100,000	93,937
Enterprise Products Operating LLC	3.13	07/31/2029	300,000	275,947
Enterprise Products Operating LLC	4.90	05/15/2046	200,000	191,462
Enterprise Products Operating LLC	4.25	02/15/2048	15,000	13,924
Enterprise Products Operating LLC	4.95	10/15/2054	75,000	76,363
Enterprise Products Operating LLC	3.95	01/31/2060	40,000	33,613
Exxon Mobil Corp	2.40	03/06/2022	112,000	113,112
Exxon Mobil Corp	2.28	08/16/2026	50,000	50,894
Exxon Mobil Corp	4.11	03/01/2046	142,000	167,867
Exxon Mobil Corp	3.10	08/16/2049	30,000	30,379
Halliburton Co	3.25	11/15/2021	453,000	440,170
Halliburton Co	6.70	09/15/2038	53,000	47,353
Husky Energy Inc (Canada)	6.80	09/15/2037	75,000	61,665
Kinder Morgan Energy Partners LP	4.15	03/01/2022	275,000	269,642
Kinder Morgan Energy Partners LP	6.50	02/01/2037	75,000	77,257
Kinder Morgan Energy Partners LP	5.00	08/15/2042	130,000	121,113
Kinder Morgan Inc	3.15	01/15/2023	70,000	68,287
MPLX LP	3.38	03/15/2023	90,000	81,297

The accompanying notes are an integral part of the financial statements.

27

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.71%
Energy — 1.12%
MPLX LP	4.00	03/15/2028	65,000	56,372
MPLX LP	4.50	04/15/2038	135,000	105,414
MPLX LP	4.70	04/15/2048	30,000	23,220
MPLX LP	5.50	02/15/2049	30,000	25,300
MPLX LP	4.90	04/15/2058	25,000	16,830
Noble Energy Inc	4.95	08/15/2047	100,000	58,239
ONEOK Inc	4.00	07/13/2027	200,000	163,828
ONEOK Partners LP	5.00	09/15/2023	100,000	91,337
Phillips 66	3.90	03/15/2028	100,000	98,836
Phillips 66	4.88	11/15/2044	50,000	50,735
Plains All American Pipeline LP / PAA Finance Corp	4.50	12/15/2026	20,000	15,514
Plains All American Pipeline LP / PAA Finance Corp	5.15	06/01/2042	200,000	132,252
Sabine Pass Liquefaction LLC	6.25	03/15/2022	830,000	805,185
Schlumberger Investment SA	3.65	12/01/2023	192,000	190,712
Shell International Finance BV (Netherlands)	3.25	05/11/2025	100,000	104,778
Shell International Finance BV (Netherlands)	5.50	03/25/2040	150,000	194,589
Shell International Finance BV (Netherlands)	3.75	09/12/2046	145,000	155,060
Suncor Energy Inc (Canada)	6.80	05/15/2038	105,000	109,132
Suncor Energy Inc (Canada)	6.50	06/15/2038	110,000	112,791
Suncor Energy Inc (Canada)	4.00	11/15/2047	20,000	18,215
Sunoco Logistics Partners Operations LP	4.25	04/01/2024	150,000	132,326
Sunoco Logistics Partners Operations LP	5.35	05/15/2045	15,000	11,763
Sunoco Logistics Partners Operations LP	5.40	10/01/2047	250,000	199,128
Total Capital Canada Ltd (France)	2.75	07/15/2023	50,000	50,675
Total Capital International SA (France)	2.75	06/19/2021	150,000	151,240
Total Capital International SA (France)	2.83	01/10/2030	70,000	70,799
Total Capital International SA (France)	3.46	07/12/2049	100,000	101,937
TransCanada Pipelines Ltd (Canada)	4.88	01/15/2026	100,000	109,291
TransCanada Pipelines Ltd (Canada)	6.20	10/15/2037	168,000	195,214
TransCanada Pipelines Ltd (Canada)	4.88	05/15/2048	120,000	124,457
Valero Energy Corp	4.00	04/01/2029	150,000	142,120
Western Midstream Operating LP	4.50	03/01/2028	150,000	71,983
Williams Cos Inc/The	3.35	08/15/2022	15,000	14,357
Williams Cos Inc/The	4.00	09/15/2025	15,000	13,170
Williams Cos Inc/The	7.50	01/15/2031	80,000	92,956
Williams Cos Inc/The	8.75	03/15/2032	70,000	76,061
Williams Cos Inc/The	5.10	09/15/2045	100,000	93,729

				9,646,156

The accompanying notes are an integral part of the financial statements.

28

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.71%
Finance — 4.29%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)	3.95	02/01/2022	910,000	824,155
Aetna Inc	3.88	08/15/2047	200,000	204,400
Aflac Inc	3.63	11/15/2024	167,000	175,399
Alexandria Real Estate Equities Inc	4.00	01/15/2024	150,000	153,229
Alexandria Real Estate Equities Inc	2.75	12/15/2029	50,000	43,808
Alleghany Corp	4.95	06/27/2022	100,000	105,201
American Express Co	2.75	05/20/2022	100,000	101,628
American Express Co	3.00	10/30/2024	400,000	409,162
American Homes 4 Rent LP	4.25	02/15/2028	10,000	9,910
American International Group Inc	4.13	02/15/2024	390,000	407,736
American International Group Inc	4.20	04/01/2028	30,000	30,912
American International Group Inc	4.80	07/10/2045	100,000	105,669
American International Group Inc	4.75	04/01/2048	20,000	21,107
American International Group Inc (3 Months LIBOR + 2.868%) [2]	5.75	04/01/2048	100,000	87,520
Ameriprise Financial Inc	4.00	10/15/2023	146,000	154,505
Anthem Inc	3.50	08/15/2024	25,000	25,651
Anthem Inc	4.10	03/01/2028	125,000	133,775
Anthem Inc	4.63	05/15/2042	130,000	142,750
Anthem Inc	4.38	12/01/2047	30,000	32,250
Aon PLC	4.60	06/14/2044	125,000	136,214
AvalonBay Communities Inc	3.30	06/01/2029	50,000	49,840
AvalonBay Communities Inc	3.90	10/15/2046	142,000	133,847
AvalonBay Communities Inc	4.15	07/01/2047	50,000	52,836
Banco Santander SA (Spain)	3.85	04/12/2023	200,000	201,021
BancorpSouth Bank (3 Months LIBOR + 2.470%) [2]	4.13	11/20/2029	200,000	188,599
Bank of America Corp	5.00	05/13/2021	315,000	323,657
Bank of America Corp	2.50	10/21/2022	280,000	280,716
Bank of America Corp	4.00	04/01/2024	280,000	296,768
Bank of America Corp	4.20	08/26/2024	150,000	159,542
Bank of America Corp	3.95	04/21/2025	150,000	157,693
Bank of America Corp	3.25	10/21/2027	150,000	153,677
Bank of America Corp	6.11	01/29/2037	230,000	295,484
Bank of America Corp (3 Months LIBOR + 0.790%) [2]	3.00	12/20/2023	630,000	642,724
Bank of America Corp (3 Months LIBOR + 0.940%) [2]	3.86	07/23/2024	50,000	52,314
Bank of America Corp (3 Months LIBOR + 0.970%) [2]	3.46	03/15/2025	100,000	103,121
Bank of America Corp (3 Months LIBOR + 0.990%) [2]	2.50	02/13/2031	75,000	72,520
Bank of America Corp (3 Months LIBOR + 1.070%) [2]	3.97	03/05/2029	50,000	52,217

The accompanying notes are an integral part of the financial statements.

29

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.71%
Finance — 4.29%
Bank of America Corp (3 Months LIBOR + 1.180%) [2]	3.19	07/23/2030	50,000	51,002
Bank of America Corp (3 Months LIBOR + 1.190%) [2]	3.95	01/23/2049	25,000	26,527
Bank of America Corp (3 Months LIBOR + 1.310%) [2]	4.27	07/23/2029	60,000	64,864
Bank of America Corp (3 Months LIBOR + 1.370%) [2]	3.59	07/21/2028	140,000	143,161
Bank of America Corp (3 Months LIBOR + 1.520%) [2]	4.33	03/15/2050	55,000	64,854
Bank of America Corp (3 Months LIBOR + 1.575%) [2]	3.82	01/20/2028	143,000	148,198
Bank of America Corp (3 Months LIBOR + 1.990%) [2]	4.44	01/20/2048	48,000	53,795
Bank of Montreal (Canada)	3.10	04/13/2021	100,000	101,001
Bank of Nova Scotia/The (Canada)	3.13	04/20/2021	100,000	101,053
Bank of Nova Scotia/The (Canada)	1.95	02/01/2023	100,000	99,631
Bank of Nova Scotia/The (Canada)	2.20	02/03/2025	100,000	100,350
Barclays PLC (United Kingdom)	4.95	01/10/2047	200,000	218,560
BB&T Corp	2.50	08/01/2024	200,000	197,237
Berkshire Hathaway Finance Corp	4.25	01/15/2049	100,000	122,974
Berkshire Hathaway Inc	3.40	01/31/2022	235,000	245,337
Berkshire Hathaway Inc	3.13	03/15/2026	235,000	251,228
BlackRock Inc	3.38	06/01/2022	200,000	206,446
Boston Properties LP	3.13	09/01/2023	100,000	99,906
Boston Properties LP	4.50	12/01/2028	200,000	219,735
Branch Banking & Trust Co	2.85	04/01/2021	436,000	437,183
Brookfield Finance Inc (Canada)	4.85	03/29/2029	200,000	212,185
Canadian Imperial Bank of Commerce (Canada)	2.25	01/28/2025	100,000	98,815
Capital One Financial Corp	3.75	03/09/2027	200,000	191,992
Charles Schwab Corp/The	3.25	05/21/2021	200,000	201,498
Chubb Corp/The	6.00	05/11/2037	85,000	116,653
Chubb INA Holdings Inc	2.70	03/13/2023	119,000	121,755
Chubb INA Holdings Inc	4.35	11/03/2045	27,000	32,684
Citigroup Inc	4.05	07/30/2022	100,000	101,503
Citigroup Inc	3.38	03/01/2023	100,000	101,943
Citigroup Inc	3.88	10/25/2023	25,000	25,704
Citigroup Inc	3.75	06/16/2024	100,000	101,251
Citigroup Inc	4.45	09/29/2027	170,000	177,484
Citigroup Inc	4.13	07/25/2028	130,000	133,023
Citigroup Inc	4.75	05/18/2046	120,000	134,234
Citigroup Inc	4.65	07/23/2048	50,000	60,107
Citigroup Inc (3 Months LIBOR + 0.950%) [2]	2.88	07/24/2023	400,000	403,075

The accompanying notes are an integral part of the financial statements.

30

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.71%
Finance — 4.29%
Citigroup Inc (3 Months LIBOR + 1.168%) [2]	3.88	01/24/2039	20,000	19,790
Citigroup Inc (3 Months LIBOR + 1.192%) [2]	4.08	04/23/2029	40,000	41,771
Citigroup Inc (3 Months LIBOR + 1.338%) [2]	3.98	03/20/2030	200,000	213,138
Citigroup Inc (3 Months LIBOR + 1.390%) [2]	3.67	07/24/2028	180,000	186,352
Citigroup Inc (3 Months LIBOR + 1.563%) [2]	3.89	01/10/2028	148,000	152,222
Citigroup Inc (3 Months LIBOR + 1.839%) [2]	4.28	04/24/2048	20,000	22,109
CME Group Inc	3.00	03/15/2025	135,000	139,294
CNA Financial Corp	3.45	08/15/2027	100,000	92,541
Cooperatieve Rabobank UA (Netherlands)	3.88	02/08/2022	100,000	103,284
Cooperatieve Rabobank UA (Netherlands)	3.75	07/21/2026	485,000	467,231
Cooperatieve Rabobank UA (Netherlands)	5.25	05/24/2041	32,000	42,237
Credit Suisse AG/New York NY (Switzerland)	2.10	11/12/2021	250,000	249,280
Credit Suisse AG/New York NY (Switzerland)	3.63	09/09/2024	250,000	264,012
Credit Suisse Group Funding Guernsey Ltd (Switzerland)	3.80	06/09/2023	480,000	485,231
Deutsche Bank AG/New York NY (Germany)	4.25	10/14/2021	90,000	86,034
Discover Bank	3.45	07/27/2026	250,000	244,398
Discover Financial Services	5.20	04/27/2022	100,000	102,614
E*TRADE Financial Corp	3.80	08/24/2027	150,000	145,247
ERP Operating LP	4.63	12/15/2021	146,000	149,233
ERP Operating LP	3.38	06/01/2025	100,000	103,554
ERP Operating LP	3.50	03/01/2028	10,000	9,286
Fifth Third BanCorp	4.30	01/16/2024	150,000	158,919
Fifth Third Bank/Cincinnati OH	2.25	06/14/2021	260,000	260,243
GE Capital International Funding Co Unlimited Co	4.42	11/15/2035	328,000	350,002
Goldman Sachs Group Inc/The	5.25	07/27/2021	485,000	500,556
Goldman Sachs Group Inc/The	5.75	01/24/2022	61,000	64,627
Goldman Sachs Group Inc/The	4.25	10/21/2025	100,000	103,082
Goldman Sachs Group Inc/The	3.85	01/26/2027	48,000	49,492
Goldman Sachs Group Inc/The	5.15	05/22/2045	200,000	230,941
Goldman Sachs Group Inc/The	4.75	10/21/2045	289,000	342,624
Goldman Sachs Group Inc/The (3 Months LIBOR + 1.158%) [2]	3.81	04/23/2029	50,000	51,641
Goldman Sachs Group Inc/The (3 Months LIBOR + 1.301%) [2]	4.22	05/01/2029	70,000	74,497

The accompanying notes are an integral part of the financial statements.

31

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.71%
Finance — 4.29%
Goldman Sachs Group Inc/The (3 Months LIBOR + 1.430%) [2]	4.41	04/23/2039	30,000	31,373
Goldman Sachs Group Inc/The (3 Months LIBOR + 1.510%) [2]	3.69	06/05/2028	400,000	410,704
Hartford Financial Services Group Inc/The	3.60	08/19/2049	200,000	184,003
Healthcare Trust of America Holdings LP	3.10	02/15/2030	50,000	44,664
Healthpeak Properties Inc	4.25	11/15/2023	25,000	23,627
Healthpeak Properties Inc	3.88	08/15/2024	100,000	101,910
Highwoods Realty LP	3.05	02/15/2030	50,000	45,153
Host Hotels & Resorts LP	4.75	03/01/2023	200,000	187,665
HSBC Holdings PLC (United Kingdom)	2.95	05/25/2021	242,000	243,264
HSBC Holdings PLC (United Kingdom)	4.88	01/14/2022	200,000	203,291
HSBC Holdings PLC (United Kingdom)	6.50	09/15/2037	300,000	360,727
HSBC Holdings PLC (United Kingdom) (3 Months LIBOR + 1.055%) [2]	3.26	03/13/2023	300,000	299,727
HSBC Holdings PLC (United Kingdom) (3 Months LIBOR + 1.348%) [2]	4.29	09/12/2026	200,000	199,570
Humana Inc	3.13	08/15/2029	200,000	189,675
ING Groep NV (Netherlands)	4.05	04/09/2029	200,000	205,189
Jefferies Group LLC / Jefferies Group Capital Finance Inc	4.85	01/15/2027	150,000	148,487
JPMorgan Chase & Co	4.50	01/24/2022	485,000	506,592
JPMorgan Chase & Co	3.25	09/23/2022	242,000	249,577
JPMorgan Chase & Co	3.63	05/13/2024	143,000	149,112
JPMorgan Chase & Co	3.88	09/10/2024	260,000	274,158
JPMorgan Chase & Co	5.60	07/15/2041	385,000	511,691
JPMorgan Chase & Co (3 Months LIBOR + 0.890%) [2]	3.80	07/23/2024	40,000	41,868
JPMorgan Chase & Co (3 Months LIBOR + 0.935%) [2]	2.78	04/25/2023	300,000	303,868
JPMorgan Chase & Co (3 Months LIBOR + 0.945%) [2]	3.51	01/23/2029	45,000	46,329
JPMorgan Chase & Co (3 Months LIBOR + 1.120%) [2]	4.01	04/23/2029	45,000	48,313
JPMorgan Chase & Co (3 Months LIBOR + 1.220%) [2]	3.90	01/23/2049	35,000	40,100
JPMorgan Chase & Co (3 Months LIBOR + 1.260%) [2]	4.20	07/23/2029	50,000	54,872
JPMorgan Chase & Co (3 Months LIBOR + 1.380%) [2]	3.96	11/15/2048	50,000	57,852
JPMorgan Chase & Co (SOFR + 1.160%) [2]	2.30	10/15/2025	100,000	99,501
JPMorgan Chase & Co (SOFR + 1.510%) [2]	2.74	10/15/2030	90,000	91,182
Kilroy Realty LP	3.05	02/15/2030	50,000	45,774

The accompanying notes are an integral part of the financial statements.

32

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.71%
Finance — 4.29%
Kimco Realty Corp	3.80	04/01/2027	125,000	123,901
Lincoln National Corp	3.80	03/01/2028	10,000	9,948
Lincoln National Corp	4.35	03/01/2048	10,000	9,151
Lloyds Bank PLC (United Kingdom)	2.25	08/14/2022	250,000	249,550
Lloyds Banking Group PLC (United Kingdom)	4.45	05/08/2025	250,000	257,870
Lloyds Banking Group PLC (United Kingdom)	4.58	12/10/2025	276,000	279,163
Lloyds Banking Group PLC (United Kingdom)	4.38	03/22/2028	250,000	266,373
Loews Corp	6.00	02/01/2035	142,000	199,054
Markel Corp	3.50	11/01/2027	200,000	182,047
Markel Corp	4.30	11/01/2047	100,000	91,482
Marsh & McLennan Cos Inc	4.90	03/15/2049	25,000	31,509
Mercury General Corp	4.40	03/15/2027	100,000	108,360
MetLife Inc	4.05	03/01/2045	242,000	253,031
Mitsubishi UFJ Financial Group Inc (Japan)	3.54	07/26/2021	50,000	50,431
Mitsubishi UFJ Financial Group Inc (Japan)	2.62	07/18/2022	200,000	199,461
Mitsubishi UFJ Financial Group Inc (Japan)	2.67	07/25/2022	150,000	149,498
Mitsubishi UFJ Financial Group Inc (Japan)	3.85	03/01/2026	235,000	239,673
Mitsubishi UFJ Financial Group Inc (Japan)	3.29	07/25/2027	150,000	155,473
Mitsubishi UFJ Financial Group Inc (Japan)	2.56	02/25/2030	200,000	191,131
Mizuho Financial Group Inc (Japan)	2.95	02/28/2022	242,000	242,837
Morgan Stanley	3.13	01/23/2023	50,000	51,206
Morgan Stanley	3.75	02/25/2023	500,000	518,347
Morgan Stanley	3.63	01/20/2027	73,000	78,104
Morgan Stanley	3.95	04/23/2027	270,000	284,348
Morgan Stanley	4.38	01/22/2047	53,000	64,655
Morgan Stanley (3 Months LIBOR + 1.140%) [2]	3.77	01/24/2029	60,000	63,209
Morgan Stanley (3 Months LIBOR + 1.455%) [2]	3.97	07/22/2038	200,000	215,557
Morgan Stanley (SOFR + 1.143%) [2]	2.70	01/22/2031	75,000	73,329
Morgan Stanley (SOFR + 1.152%) [2]	2.72	07/22/2025	200,000	200,391
National Australia Bank Ltd/New York (Australia)	2.50	07/12/2026	300,000	300,628
National Retail Properties Inc	3.50	10/15/2027	100,000	98,726
Nomura Holdings Inc (Japan)	2.65	01/16/2025	200,000	195,689
Northern Trust Corp (3 Months LIBOR + 1.131%) [2]	3.38	05/08/2032	150,000	145,245
Omega Healthcare Investors Inc	4.50	01/15/2025	75,000	72,659
Omega Healthcare Investors Inc	5.25	01/15/2026	125,000	124,454
Omega Healthcare Investors Inc	3.63	10/01/2029	50,000	43,316

The accompanying notes are an integral part of the financial statements.

33

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.71%
Finance — 4.29%
ORIX Corp (Japan)	2.90	07/18/2022	100,000	102,579
PNC Bank NA	3.25	06/01/2025	310,000	330,124
PNC Financial Services Group Inc/The	3.45	04/23/2029	200,000	198,128
PNC Financial Services Group Inc/The	2.55	01/22/2030	100,000	96,717
Progressive Corp/The	3.70	01/26/2045	142,000	144,000
Progressive Corp/The	4.13	04/15/2047	20,000	22,456
Prologis LP	2.25	04/15/2030	30,000	27,413
Prologis LP	3.00	04/15/2050	15,000	12,980
Prudential Financial Inc	3.70	03/13/2051	30,000	27,348
Prudential Financial Inc (3 Months LIBOR + 2.665%) [2]	5.70	09/15/2048	50,000	46,250
Prudential Financial Inc (3 Months LIBOR + 4.175%) [2]	5.88	09/15/2042	200,000	194,000
Realty Income Corp	3.65	01/15/2028	150,000	148,553
Royal Bank of Canada (Canada)	1.95	01/17/2023	100,000	98,982
Royal Bank of Scotland Group PLC (United Kingdom)	6.13	12/15/2022	185,000	191,095
Royal Bank of Scotland Group PLC (United Kingdom) (3 Months LIBOR + 1.871%) [2]	4.45	05/08/2030	200,000	208,409
Santander Holdings USA Inc	4.50	07/17/2025	300,000	306,062
Santander UK PLC (United Kingdom)	4.00	03/13/2024	100,000	101,452
Service Properties Trust	3.95	01/15/2028	200,000	148,557
Simon Property Group LP	2.35	01/30/2022	90,000	88,768
Simon Property Group LP	2.75	06/01/2023	50,000	49,281
Simon Property Group LP	3.30	01/15/2026	50,000	50,203
Simon Property Group LP	4.25	11/30/2046	100,000	90,886
Simon Property Group LP	3.25	09/13/2049	25,000	20,111
SL Green Operating Partnership LP	3.25	10/15/2022	200,000	199,025
Spirit Realty LP	3.20	01/15/2027	50,000	45,430
Spirit Realty LP	3.40	01/15/2030	50,000	42,962
State Street Corp	2.40	01/24/2030	100,000	94,155
State Street Corp (SOFR + 1.490%) [2]	3.03	11/01/2034	100,000	96,511
Sumitomo Mitsui Banking Corp (Japan)	3.20	07/18/2022	300,000	302,402
Sumitomo Mitsui Financial Group Inc (Japan)	3.01	10/19/2026	242,000	244,318
Sumitomo Mitsui Financial Group Inc (Japan)	3.45	01/11/2027	48,000	49,332
Toronto-Dominion Bank/The (Canada)	2.13	04/07/2021	200,000	199,997
Toronto-Dominion Bank/The (Canada)	1.80	07/13/2021	135,000	135,626
Toronto-Dominion Bank/The (Canada) (5 Year Swap Rate + 2.205%) [2]	3.63	09/15/2031	100,000	99,363
Travelers Cos Inc/The	4.60	08/01/2043	15,000	17,982
Travelers Cos Inc/The	3.75	05/15/2046	142,000	157,039

The accompanying notes are an integral part of the financial statements.

34

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.71%
Finance — 4.29%
UnitedHealth Group Inc	3.75	07/15/2025	100,000	108,066
UnitedHealth Group Inc	3.38	04/15/2027	200,000	213,885
UnitedHealth Group Inc	2.95	10/15/2027	140,000	146,252
UnitedHealth Group Inc	4.63	07/15/2035	20,000	23,803
UnitedHealth Group Inc	6.63	11/15/2037	100,000	139,929
UnitedHealth Group Inc	4.20	01/15/2047	17,000	19,981
UnitedHealth Group Inc	4.25	06/15/2048	25,000	29,475
UnitedHealth Group Inc	4.45	12/15/2048	20,000	24,228
US Bancorp	3.00	03/15/2022	242,000	247,731
US Bancorp	3.15	04/27/2027	200,000	205,683
US Bank NA/Cincinnati OH	2.05	01/21/2025	250,000	248,159
Ventas Realty LP	3.85	04/01/2027	200,000	194,350
Ventas Realty LP	4.00	03/01/2028	15,000	14,150
Voya Financial Inc	3.13	07/15/2024	200,000	198,729
Wells Fargo & Co	2.10	07/26/2021	36,000	35,880
Wells Fargo & Co	3.30	09/09/2024	200,000	208,238
Wells Fargo & Co	3.55	09/29/2025	200,000	210,204
Wells Fargo & Co	4.30	07/22/2027	247,000	263,102
Wells Fargo & Co	4.15	01/24/2029	50,000	54,690
Wells Fargo & Co	5.38	02/07/2035	200,000	235,605
Wells Fargo & Co	4.40	06/14/2046	117,000	125,653
Wells Fargo & Co	4.75	12/07/2046	97,000	107,209
Wells Fargo & Co (3 Months LIBOR + 0.750%) [2]	2.16	02/11/2026	65,000	63,679
Wells Fargo & Co (3 Months LIBOR + 1.000%) [2]	2.57	02/11/2031	65,000	62,177
Wells Fargo Bank NA	5.85	02/01/2037	250,000	317,351
Wells Fargo Bank NA (3 Months LIBOR + 0.610%) [2]	2.90	05/27/2022	250,000	249,904
Welltower Inc	4.13	03/15/2029	150,000	153,108
Westpac Banking Corp (Australia)	2.35	02/19/2025	200,000	201,635
Westpac Banking Corp (Australia)	2.85	05/13/2026	135,000	139,445

				37,044,408

Industrial Other — 0.07%
Leland Stanford Junior University/The	3.65	05/01/2048	110,000	124,298
President & Fellows of Harvard College	4.88	10/15/2040	194,000	252,194
President & Fellows of Harvard College	3.15	07/15/2046	100,000	100,566
University of Southern California	3.03	10/01/2039	125,000	120,350

				597,408

Sovereign — 1.14%
African Development Bank	2.13	11/16/2022	150,000	155,800
Asian Development Bank	1.75	06/08/2021	100,000	101,259
Asian Development Bank	1.88	07/19/2022	150,000	154,370
Asian Development Bank	1.75	09/13/2022	100,000	102,885

The accompanying notes are an integral part of the financial statements.

35

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.71%
Sovereign — 1.14%
Asian Development Bank	2.75	03/17/2023	70,000	74,319
Asian Development Bank	1.50	10/18/2024	100,000	103,717
Asian Development Bank	2.75	01/19/2028	180,000	203,779
Asian Development Bank	1.88	01/24/2030	45,000	48,263
Ecopetrol SA (Columbia)	5.88	09/18/2023	200,000	198,000
Ecopetrol SA (Columbia)	4.13	01/16/2025	200,000	186,302
Equinor ASA (Norway)	3.70	03/01/2024	142,000	147,522
Equinor ASA (Norway)	3.95	05/15/2043	132,000	136,480
European Bank for Reconstruction & Development	2.13	03/07/2022	150,000	154,297
European Investment Bank	2.00	03/15/2021	485,000	491,651
European Investment Bank	2.25	03/15/2022	397,000	409,841
European Investment Bank	2.63	05/20/2022	300,000	312,772
European Investment Bank	2.50	03/15/2023	300,000	316,833
European Investment Bank	3.13	12/14/2023	200,000	217,927
European Investment Bank	2.25	06/24/2024	60,000	64,062
European Investment Bank	1.63	03/14/2025	85,000	88,816
European Investment Bank	1.63	10/09/2029	100,000	104,254
FMS Wertmanagement (Germany)	2.75	01/30/2024	200,000	215,934
Inter-American Development Bank	1.88	07/23/2021	200,000	203,506
Inter-American Development Bank	2.50	01/18/2023	100,000	105,240
Inter-American Development Bank	3.00	02/21/2024	200,000	219,301
Inter-American Development Bank	1.75	03/14/2025	65,000	68,266
Inter-American Development Bank	2.00	06/02/2026	485,000	527,764
Inter-American Development Bank	2.00	07/23/2026	200,000	214,720
International Bank for Reconstruction & Development	1.38	09/20/2021	281,000	284,673
International Bank for Reconstruction & Development	1.63	02/10/2022	328,000	334,663
International Bank for Reconstruction & Development	3.00	09/27/2023	250,000	269,860
International Bank for Reconstruction & Development	2.50	11/25/2024	250,000	271,074
International Bank for Reconstruction & Development	1.63	01/15/2025	75,000	78,388
International Bank for Reconstruction & Development	0.75	03/11/2025	100,000	100,266
International Finance Corp	1.13	07/20/2021	150,000	151,060
International Finance Corp	1.38	10/16/2024	100,000	103,075
Kreditanstalt fuer Wiederaufbau (Germany)	1.50	06/15/2021	350,000	354,067
Kreditanstalt fuer Wiederaufbau (Germany)	2.13	03/07/2022	121,000	124,488
Kreditanstalt fuer Wiederaufbau (Germany)	2.13	06/15/2022	100,000	103,378
Kreditanstalt fuer Wiederaufbau (Germany)	1.75	08/22/2022	400,000	410,994
Kreditanstalt fuer Wiederaufbau (Germany)	2.38	12/29/2022	100,000	104,823

The accompanying notes are an integral part of the financial statements.

36

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.71%
Sovereign — 1.14%
Kreditanstalt fuer Wiederaufbau (Germany) [3]	0.00	06/29/2037	285,000	223,555
Landwirtschaftliche Rentenbank (Germany)	1.75	07/27/2026	200,000	211,676
Nexen Inc (China)	6.40	05/15/2037	114,000	155,414
Nordic Investment Bank	2.13	02/01/2022	200,000	205,250
Nordic Investment Bank	1.38	10/17/2022	200,000	203,974
Petroleos Mexicanos (Mexico)	6.50	01/23/2029	300,000	216,750
Petroleos Mexicanos (Mexico)	6.75	09/21/2047	400,000	260,560
Petroleos Mexicanos (Mexico)	6.35	02/12/2048	300,000	187,500
Syngenta Finance NV (Switzerland)	3.13	03/28/2022	235,000	205,274

				9,888,642

Technology — 1.12%
Alphabet Inc	2.00	08/15/2026	200,000	211,153
Analog Devices Inc	3.90	12/15/2025	200,000	208,671
Apple Inc	2.50	02/09/2022	97,000	99,396
Apple Inc	2.70	05/13/2022	330,000	348,794
Apple Inc	1.80	09/11/2024	55,000	55,995
Apple Inc	3.35	02/09/2027	50,000	54,498
Apple Inc	3.20	05/11/2027	100,000	108,192
Apple Inc	2.20	09/11/2029	50,000	51,248
Apple Inc	4.45	05/06/2044	285,000	362,646
Apple Inc	3.85	08/04/2046	50,000	60,232
Apple Inc	3.75	11/13/2047	200,000	239,826
Apple Inc	2.95	09/11/2049	30,000	31,915
Applied Materials Inc	3.30	04/01/2027	200,000	212,777
Arrow Electronics Inc	3.50	04/01/2022	100,000	99,424
Autodesk Inc	3.50	06/15/2027	150,000	154,231
Broadcom Corp / Broadcom Cayman Finance Ltd	3.00	01/15/2022	150,000	148,330
Broadcom Corp / Broadcom Cayman Finance Ltd	3.63	01/15/2024	100,000	98,228
Broadcom Corp / Broadcom Cayman Finance Ltd	3.88	01/15/2027	200,000	191,074
Broadcom Corp / Broadcom Cayman Finance Ltd	3.50	01/15/2028	90,000	83,324
CA Inc	3.60	08/15/2022	200,000	187,505
Cisco Systems Inc	2.50	09/20/2026	146,000	152,185
Citrix Systems Inc	4.50	12/01/2027	135,000	139,372
Corning Inc	3.90	11/15/2049	200,000	194,458
Corning Inc	4.38	11/15/2057	20,000	20,647
DXC Technology Co	4.75	04/15/2027	90,000	89,636
Fiserv Inc	3.80	10/01/2023	100,000	103,287
Fiserv Inc	2.75	07/01/2024	80,000	80,304

The accompanying notes are an integral part of the financial statements.

37

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.71%
Technology — 1.12%
Fiserv Inc	4.20	10/01/2028	100,000	108,199
Fiserv Inc	3.50	07/01/2029	80,000	83,215
Fiserv Inc	4.40	07/01/2049	40,000	42,331
Hewlett Packard Enterprise Co	3.50	10/05/2021	100,000	100,896
Hewlett Packard Enterprise Co	4.40	10/15/2022	121,000	123,317
Intel Corp	3.30	10/01/2021	114,000	119,012
Intel Corp	3.15	05/11/2027	50,000	53,706
Intel Corp	3.90	03/25/2030	100,000	114,079
Intel Corp	4.90	07/29/2045	100,000	130,765
Intel Corp	4.10	05/11/2047	50,000	60,735
Intel Corp	3.25	11/15/2049	30,000	32,280
International Business Machines Corp	3.45	02/19/2026	306,000	325,718
International Business Machines Corp	3.30	05/15/2026	250,000	267,173
International Business Machines Corp	3.50	05/15/2029	100,000	108,485
International Business Machines Corp	4.70	02/19/2046	146,000	165,866
International Business Machines Corp	4.25	05/15/2049	200,000	235,127
Juniper Networks Inc	5.95	03/15/2041	100,000	97,153
Microsoft Corp	2.40	02/06/2022	194,000	199,404
Microsoft Corp	3.13	11/03/2025	242,000	264,848
Microsoft Corp	3.30	02/06/2027	107,000	118,735
Microsoft Corp	4.20	11/03/2035	242,000	301,366
Microsoft Corp	4.10	02/06/2037	68,000	81,969
Microsoft Corp	3.75	02/12/2045	200,000	240,781
Microsoft Corp	3.95	08/08/2056	264,000	332,705
Motorola Solutions Inc	3.75	05/15/2022	85,000	85,024
Oracle Corp	2.80	07/08/2021	136,000	137,964
Oracle Corp	2.50	10/15/2022	542,000	552,997
Oracle Corp	2.40	09/15/2023	150,000	153,596
Oracle Corp	3.25	11/15/2027	80,000	82,410
Oracle Corp	4.13	05/15/2045	104,000	112,529
Oracle Corp	4.00	07/15/2046	209,000	233,161
Oracle Corp	4.00	11/15/2047	50,000	54,845
PayPal Holdings Inc	2.85	10/01/2029	40,000	39,579
QUALCOMM Inc	4.65	05/20/2035	242,000	305,793
Seagate HDD Cayman	4.75	06/01/2023	200,000	200,295
Texas Instruments Inc	4.15	05/15/2048	25,000	30,565
Verisk Analytics Inc	4.13	03/15/2029	150,000	158,183

				9,642,154

Transportation — 0.39%
American Airlines 2014-1 - Class A Pass Through Trust	3.70	10/01/2026	140,947	135,748
American Airlines 2016-1 - Class AA Pass Through Trust	3.58	01/15/2028	161,625	153,312
Burlington Northern Santa Fe LLC	3.85	09/01/2023	242,000	257,930

The accompanying notes are an integral part of the financial statements.

38

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.71%
Transportation — 0.39%
Burlington Northern Santa Fe LLC	4.38	09/01/2042	138,000	155,161
Canadian National Railway Co (Canada)	3.65	02/03/2048	10,000	11,255
Canadian National Railway Co (Canada)	4.45	01/20/2049	150,000	186,670
Canadian Pacific Railway Co (Canada)	2.90	02/01/2025	100,000	95,805
Canadian Pacific Railway Co (Canada)	4.00	06/01/2028	100,000	107,045
CSX Corp	3.40	08/01/2024	200,000	210,021
CSX Corp	3.25	06/01/2027	140,000	145,749
CSX Corp	3.80	03/01/2028	15,000	16,238
CSX Corp	4.30	03/01/2048	15,000	16,439
CSX Corp	4.50	08/01/2054	100,000	112,986
FedEx Corp	3.25	04/01/2026	100,000	101,185
FedEx Corp	3.30	03/15/2027	200,000	198,781
FedEx Corp	4.55	04/01/2046	80,000	76,057
FedEx Corp	4.40	01/15/2047	35,000	31,600
JetBlue 2019-1 Class AA Pass Through Trust	2.75	05/15/2032	100,000	87,485
Kansas City Southern	4.70	05/01/2048	100,000	109,668
Norfolk Southern Corp	2.90	02/15/2023	90,000	91,297
Norfolk Southern Corp	3.15	06/01/2027	100,000	99,267
Norfolk Southern Corp	4.65	01/15/2046	65,000	74,247
Norfolk Southern Corp	5.10	08/01/2118	160,000	180,367
Southwest Airlines Co	2.63	02/10/2030	100,000	83,812
Spirit Airlines Pass Through Trust 2015-1A	4.10	04/01/2028	110,182	107,185
Union Pacific Corp	4.16	07/15/2022	142,000	146,015
Union Pacific Corp	3.00	04/15/2027	100,000	101,923
Union Pacific Corp	3.95	09/10/2028	35,000	37,539
Union Pacific Corp	4.30	03/01/2049	20,000	22,696
United Parcel Service Inc	2.40	11/15/2026	146,000	148,445
United Parcel Service Inc	3.75	11/15/2047	100,000	104,121

				3,406,049

Utilities — 0.91%
AEP Texas Inc	3.45	01/15/2050	100,000	87,042
American Electric Power Co Inc	2.95	12/15/2022	80,000	77,627
American Water Capital Corp	3.75	09/01/2047	50,000	50,035
Atmos Energy Corp	4.13	10/15/2044	117,000	126,955
Commonwealth Edison Co	3.65	06/15/2046	242,000	255,928
Commonwealth Edison Co	4.00	03/01/2048	5,000	5,611
Consolidated Edison Co of New York Inc	4.00	12/01/2028	250,000	267,602
Consolidated Edison Co of New York Inc	6.30	08/15/2037	142,000	172,857
Consumers Energy Co	4.35	04/15/2049	100,000	119,893
Dominion Energy Inc	7.00	06/15/2038	75,000	94,409
DTE Electric Co	3.70	03/15/2045	121,000	127,753
Duke Energy Carolinas LLC	3.90	06/15/2021	185,000	188,874
Duke Energy Carolinas LLC	2.95	12/01/2026	100,000	104,495

The accompanying notes are an integral part of the financial statements.

39

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.71%
Utilities — 0.91%
Duke Energy Corp	1.80	09/01/2021	15,000	14,871
Duke Energy Corp	3.15	08/15/2027	100,000	98,412
Duke Energy Corp	3.75	09/01/2046	80,000	76,587
Duke Energy Florida LLC	6.40	06/15/2038	242,000	351,991
Duke Energy Indiana LLC	3.75	05/15/2046	12,000	12,955
Edison International	2.40	09/15/2022	100,000	96,526
Emera US Finance LP (Canada)	3.55	06/15/2026	25,000	23,839
Eversource Energy	3.30	01/15/2028	100,000	100,999
Exelon Generation Co LLC	3.40	03/15/2022	200,000	202,440
Exelon Generation Co LLC	6.25	10/01/2039	200,000	187,942
Exelon Generation Co LLC	5.60	06/15/2042	15,000	14,430
Florida Power & Light Co	3.13	12/01/2025	142,000	145,100
Florida Power & Light Co	5.95	02/01/2038	142,000	185,991
Florida Power & Light Co	3.70	12/01/2047	20,000	22,039
Georgia Power Co	3.25	03/30/2027	150,000	152,661
Georgia Power Co	4.30	03/15/2042	242,000	262,754
Indiana Michigan Power Co	3.85	05/15/2028	200,000	215,385
ITC Holdings Corp	3.35	11/15/2027	100,000	102,399
MidAmerican Energy Co	3.50	10/15/2024	182,000	191,534
National Rural Utilities Cooperative Finance Corp	3.40	02/07/2028	165,000	169,272
NextEra Energy Capital Holdings Inc	3.55	05/01/2027	85,000	86,650
NiSource Inc	5.25	02/15/2043	100,000	107,854
NorthWestern Corp	4.18	11/15/2044	150,000	164,678
Ohio Edison Co	6.88	07/15/2036	100,000	132,821
PacifiCorp	3.85	06/15/2021	242,000	246,388
PacifiCorp	5.75	04/01/2037	158,000	204,875
PacifiCorp	4.13	01/15/2049	70,000	75,659
PECO Energy Co	3.90	03/01/2048	5,000	5,512
Piedmont Natural Gas Co Inc	3.64	11/01/2046	6,000	5,928
PPL Electric Utilities Corp	4.75	07/15/2043	242,000	284,381
Progress Energy Inc	3.15	04/01/2022	57,000	57,523
Public Service Co of Colorado	3.70	06/15/2028	150,000	158,754
Public Service Co of Colorado	4.10	06/15/2048	65,000	70,680
Puget Sound Energy Inc	3.25	09/15/2049	75,000	73,418
San Diego Gas & Electric Co	2.50	05/15/2026	142,000	144,463
San Diego Gas & Electric Co	4.50	08/15/2040	117,000	124,868
Sempra Energy	2.90	02/01/2023	100,000	99,363
Sempra Energy	3.80	02/01/2038	145,000	135,993
Sempra Energy	4.00	02/01/2048	15,000	14,359
Southern California Edison Co	6.00	01/15/2034	92,000	110,751
Southern California Edison Co	5.55	01/15/2037	132,000	140,630
Southern Co Gas Capital Corp	5.88	03/15/2041	100,000	113,248
Southern Co/The	4.25	07/01/2036	100,000	97,423

The accompanying notes are an integral part of the financial statements.

40

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Corporate Bonds and Notes — 14.71%
Utilities — 0.91%
Southern Power Co	5.25	07/15/2043	100,000	98,878
Southwestern Electric Power Co	3.90	04/01/2045	125,000	111,612
Virginia Electric & Power Co	3.15	01/15/2026	92,000	95,650
Virginia Electric & Power Co	8.88	11/15/2038	117,000	184,527
Wisconsin Electric Power Co	4.30	10/15/2048	100,000	111,315
Wisconsin Power & Light Co	3.00	07/01/2029	150,000	157,805
Xcel Energy Inc	2.60	03/15/2022	125,000	125,193

				7,848,407

Total Corporate Bonds and Notes (Cost $127,424,808)				127,079,750

Foreign Government Bonds and Notes — 0.95%
Canada Government International Bond (Canada)	1.63	01/22/2025	150,000	156,897
Chile Government International Bond (Chile)	3.13	01/21/2026	388,000	404,490
Colombia Government International Bond (Colombia)	4.38	07/12/2021	200,000	202,002
Colombia Government International Bond (Colombia)	6.13	01/18/2041	300,000	344,814
Development Bank of Japan Inc (Japan)	2.00	10/19/2021	350,000	356,879
Export-Import Bank of Korea (South Korea)	2.38	04/21/2027	300,000	301,527
Hungary Government International Bond (Hungary)	5.75	11/22/2023	200,000	220,000
Indonesia Government International Bond (Indonesia)	5.35	02/11/2049	200,000	227,207
Indonesia Government International Bond (Indonesia)	3.50	02/14/2050	200,000	201,015
Israel Government Aid Bond (Israel)	5.50	12/04/2023	19,000	21,900
Israel Government Aid Bond (Israel)	5.50	04/26/2024	51,000	59,808
Israel Government Aid Bond (Israel)	5.50	09/18/2033	291,000	426,979
Israel Government International Bond (Israel)	4.00	06/30/2022	200,000	208,930
Japan Bank for International Cooperation (Japan)	2.38	07/21/2022	200,000	207,093
Japan Bank for International Cooperation (Japan)	1.88	07/21/2026	300,000	313,935
Japan Bank for International Cooperation (Japan)	3.50	10/31/2028	200,000	235,443
Japan Bank for International Cooperation (Japan)	2.00	10/17/2029	200,000	212,704
Korea Development Bank/The (South Korea)	3.00	01/13/2026	242,000	263,296
Korea International Bond (South Korea)	2.75	01/19/2027	200,000	210,131
Mexico Government International Bond (Mexico)	4.00	10/02/2023	300,000	306,000

The accompanying notes are an integral part of the financial statements.

41

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Foreign Government Bonds and Notes — 0.95%
Mexico Government International Bond (Mexico)	4.50	04/22/2029	200,000	205,002
Mexico Government International Bond (Mexico)	6.05	01/11/2040	300,000	355,446
Mexico Government International Bond (Mexico)	4.60	02/10/2048	300,000	301,053
Panama Government International Bond (Panama)	3.75	03/16/2025	200,000	207,502
Panama Government International Bond (Panama)	6.70	01/26/2036	100,000	128,001
Panama Government International Bond (Panama)	4.50	04/16/2050	200,000	218,002
Peruvian Government International Bond (Peru)	4.13	08/25/2027	200,000	225,502
Philippine Government International Bond (Philippines)	9.50	02/02/2030	200,000	300,253
Philippine Government International Bond (Philippines)	3.95	01/20/2040	200,000	218,230
Province of Alberta Canada (Canada)	3.30	03/15/2028	30,000	34,427
Province of Manitoba Canada (Canada)	2.60	04/16/2024	100,000	106,488
Province of Ontario Canada (Canada)	3.40	10/17/2023	50,000	54,441
Province of Ontario Canada (Canada)	2.50	04/27/2026	242,000	260,877
Province of Quebec Canada (Canada)	2.75	08/25/2021	142,000	145,798
Republic of Italy Government International Bond (Italy)	5.38	06/15/2033	150,000	175,796
Republic of Poland Government International Bond (Poland)	3.25	04/06/2026	142,000	152,722
Uruguay Government International Bond (Uruguay)	4.38	10/27/2027	200,000	215,752
Uruguay Government International Bond (Uruguay)	4.98	04/20/2055	35,000	39,725

Total Foreign Government Bonds and Notes (Cost $7,991,335)				8,226,067

Municipal Bonds — 0.50%
Bay Area Toll Authority	6.26	04/01/2049	95,000	144,949
City of New York NY	6.27	12/01/2037	100,000	130,574
Commonwealth of Massachusetts	4.20	12/01/2021	180,000	182,648
Commonwealth of Massachusetts Transportation Fund Revenue	5.73	06/01/2040	25,000	33,506
Dallas Area Rapid Transit	6.00	12/01/2044	100,000	144,476
East Bay Municipal Utility District Water System Revenue	5.87	06/01/2040	145,000	204,035
Los Angeles Unified School District/CA	5.75	07/01/2034	100,000	128,411
New Jersey Economic Development Authority	7.43	02/15/2029	164,000	195,650

The accompanying notes are an integral part of the financial statements.

42

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Municipal Bonds — 0.50%
New Jersey Turnpike Authority	7.41	01/01/2040	165,000	241,560
New York State Dormitory Authority	5.60	03/15/2040	200,000	242,316
Ohio State University/The	4.91	06/01/2040	140,000	166,708
Ohio State University/The	4.80	06/01/2111	53,000	63,841
Ohio Water Development Authority Water Pollution Control Loan Fund	4.88	12/01/2034	50,000	55,887
Permanent University Fund - Texas A&M University System	3.66	07/01/2047	200,000	213,760
Port Authority of New York & New Jersey	4.46	10/01/2062	95,000	104,946
Salt River Project Agricultural Improvement & Power District	4.84	01/01/2041	175,000	233,539
South Carolina Public Service Authority	2.39	12/01/2023	182,000	186,157
State Board of Administration Finance Corp	2.64	07/01/2021	200,000	200,182
State of California	5.70	11/01/2021	200,000	213,576
State of California	3.38	04/01/2025	300,000	323,484
State of California	3.50	04/01/2028	30,000	33,279
State of California	7.30	10/01/2039	240,000	368,772
State of Connecticut	5.85	03/15/2032	100,000	122,757
State of Illinois	5.10	06/01/2033	200,000	198,526
Texas Transportation Commission State Highway Fund	5.18	04/01/2030	200,000	240,754

Total Municipal Bonds (Cost $4,341,627)				4,374,293

Commercial Mortgage-Backed Securities — 1.24%
Bank 2019-Bnk21	2.85	10/17/2052	200,000	205,740
Benchmark 2019-B10 Mortgage Trust	3.72	03/15/2062	250,000	279,188
Citigroup Commercial Mortgage Trust 2018-C6	4.41	11/10/2051	300,000	332,589
COMM 2013-CR9 Mortgage Trust[2]	4.22	07/10/2045	109,000	113,909
COMM 2014-LC17 Mortgage Trust	3.92	10/10/2047	702,000	747,908
COMM 2014-UBS4 Mortgage Trust	3.42	08/10/2047	582,000	597,445
Fannie Mae-Aces[2]	2.51	11/25/2022	360,121	368,367
Fannie Mae-Aces[2]	2.96	02/25/2027	647,000	711,734
Fannie Mae-Aces[2]	2.99	12/25/2027	200,000	218,390
Fannie Mae-Aces[2]	3.05	03/25/2028	200,000	218,302
Freddie Mac Multifamily Structured Pass Through Certificates	2.60	08/25/2023	250,707	257,159
Freddie Mac Multifamily Structured Pass Through Certificates	3.06	12/25/2024	500,000	538,316
Freddie Mac Multifamily Structured Pass Through Certificates	2.21	06/25/2025	273,562	284,974
Freddie Mac Multifamily Structured Pass Through Certificates	3.24	08/25/2027	750,000	846,668
Freddie Mac Multifamily Structured Pass Through Certificates[2]	3.92	09/25/2028	100,000	118,685

The accompanying notes are an integral part of the financial statements.

43

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Commercial Mortgage-Backed Securities — 1.24%
Freddie Mac Multifamily Structured Pass Through Certificates	3.51	03/25/2029	200,000	232,189
Freddie Mac Multifamily Structured Pass Through Certificates	3.30	04/25/2029	200,000	230,156
Freddie Mac Multifamily Structured Pass Through Certificates	2.26	06/25/2029	198,700	209,412
GS Mortgage Securities Corp 2015-GC30	3.12	05/10/2050	242,000	245,400
GS Mortgage Securities Trust 2014-GC22	3.52	06/10/2047	89,325	89,928
GS Mortgage Securities Trust 2016-GS2	3.05	05/10/2049	728,000	735,484
JPMBB Commercial Mortgage Securities Trust 2015-C29	3.30	05/15/2048	485,000	496,563
Morgan Stanley Capital I Trust 2015-UBS8	3.54	12/15/2048	470,000	486,557
Morgan Stanley Capital I Trust 2017-H1	3.26	06/15/2050	500,000	513,687
UBS Commercial Mortgage Trust 2018-C12	4.30	08/15/2051	500,000	566,112
UBS-Barclays Commercial Mortgage Trust 2012-C4	2.79	12/10/2045	504,000	509,466
UBS-Barclays Commercial Mortgage Trust 2013-C6	3.24	04/10/2046	209,691	213,294
Wells Fargo Commercial Mortgage Trust 2018-C44	4.21	05/15/2051	200,000	221,602
Wells Fargo Commercial Mortgage Trust 2018-C47	4.44	09/15/2061	100,000	109,367

Total Commercial Mortgage-Backed Securities (Cost $10,533,447)				10,698,591

Mortgage-Backed Securities — 15.72%
Fannie Mae or Freddie Mac [4]	3.00	04/01/2035	1,275,000	1,333,918
Fannie Mae or Freddie Mac [4]	3.50	04/01/2035	575,000	604,716
Fannie Mae or Freddie Mac [4]	2.50	04/01/2035	275,000	285,200
Fannie Mae or Freddie Mac [4]	4.00	04/01/2035	50,000	52,578
Fannie Mae or Freddie Mac [4]	2.00	04/01/2035	25,000	25,666
Fannie Mae or Freddie Mac [4]	2.50	05/01/2035	150,000	155,458
Fannie Mae or Freddie Mac [4]	3.00	04/01/2050	4,050,000	4,245,697
Fannie Mae or Freddie Mac [4]	4.00	04/01/2050	3,400,000	3,625,818
Fannie Mae or Freddie Mac [4]	3.50	04/01/2050	2,450,000	2,589,213
Fannie Mae or Freddie Mac [4]	2.50	04/01/2050	1,000,000	1,035,938
Fannie Mae or Freddie Mac [4]	4.50	04/01/2050	725,000	780,140
Fannie Mae or Freddie Mac [4]	5.00	04/01/2050	100,000	107,871
Fannie Mae or Freddie Mac [4]	3.00	05/01/2050	1,050,000	1,100,162
Fannie Mae or Freddie Mac [4]	2.50	05/01/2050	275,000	284,389
Fannie Mae or Freddie Mac [4]	3.50	05/01/2050	250,000	263,907
Fannie Mae or Freddie Mac [4]	4.00	05/01/2050	125,000	133,263
Fannie Mae or Freddie Mac [4]	5.00	05/01/2050	75,000	80,832
Fannie Mae or Freddie Mac [4]	4.50	05/01/2050	75,000	80,657
Fannie Mae Pool	4.00	03/01/2022	25	26
Fannie Mae Pool	4.00	04/01/2024	25,000	26,283

The accompanying notes are an integral part of the financial statements.

44

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 15.72%
Fannie Mae Pool	4.00	07/01/2024	31,496	33,124
Fannie Mae Pool	4.50	05/01/2025	90,581	96,427
Fannie Mae Pool	3.50	10/01/2025	119,539	125,822
Fannie Mae Pool	3.50	10/01/2025	50,606	53,271
Fannie Mae Pool	3.50	12/01/2025	94,915	99,925
Fannie Mae Pool	3.50	01/01/2026	19,323	20,346
Fannie Mae Pool	3.50	02/01/2026	20,945	22,047
Fannie Mae Pool	3.50	06/01/2026	4,204	4,425
Fannie Mae Pool	3.00	11/01/2026	85,886	90,011
Fannie Mae Pool	4.00	02/01/2027	84,747	89,155
Fannie Mae Pool	3.00	05/01/2027	53,087	55,692
Fannie Mae Pool	3.50	08/01/2027	113,542	119,533
Fannie Mae Pool	3.00	08/01/2027	71,525	74,975
Fannie Mae Pool	2.50	01/01/2028	164,106	170,377
Fannie Mae Pool	3.00	02/01/2028	188,283	197,331
Fannie Mae Pool	2.50	05/01/2028	84,810	88,042
Fannie Mae Pool	3.00	08/01/2028	61,096	64,033
Fannie Mae Pool	2.50	09/01/2028	82,118	85,246
Fannie Mae Pool	4.50	03/01/2029	1,391	1,495
Fannie Mae Pool	4.00	07/01/2029	34,329	36,100
Fannie Mae Pool	4.50	08/01/2029	70,329	76,551
Fannie Mae Pool	2.50	09/01/2029	285,738	296,611
Fannie Mae Pool	2.50	08/01/2030	154,110	159,998
Fannie Mae Pool	3.50	11/01/2030	23,973	25,325
Fannie Mae Pool	3.00	02/01/2031	133,786	140,348
Fannie Mae Pool	4.00	03/01/2031	77,410	81,633
Fannie Mae Pool	4.00	03/01/2031	18,619	19,578
Fannie Mae Pool	3.00	07/01/2031	133,182	139,909
Fannie Mae Pool	2.50	07/01/2031	130,927	135,925
Fannie Mae Pool	2.00	08/01/2031	217,401	223,888
Fannie Mae Pool	2.50	09/01/2031	330,854	344,241
Fannie Mae Pool	2.50	10/01/2031	44,578	46,283
Fannie Mae Pool	2.50	11/01/2031	368,932	383,040
Fannie Mae Pool	2.00	11/01/2031	34,172	35,196
Fannie Mae Pool	2.50	12/01/2031	147,637	153,277
Fannie Mae Pool	2.50	01/01/2032	193,158	200,536
Fannie Mae Pool	2.50	01/01/2032	46,366	48,137
Fannie Mae Pool	2.50	02/01/2032	190,828	198,112
Fannie Mae Pool	2.00	02/01/2032	48,856	50,316
Fannie Mae Pool	3.00	02/01/2032	42,216	44,342
Fannie Mae Pool	3.00	04/01/2032	52,325	55,104
Fannie Mae Pool	3.00	07/01/2032	235,933	247,145
Fannie Mae Pool	3.50	08/01/2032	42,314	45,491
Fannie Mae Pool	3.00	08/01/2032	41,824	43,979
Fannie Mae Pool	2.50	12/01/2032	169,286	175,750

The accompanying notes are an integral part of the financial statements.

45

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 15.72%
Fannie Mae Pool	2.50	01/01/2033	83,543	86,732
Fannie Mae Pool	3.00	01/01/2033	82,787	86,941
Fannie Mae Pool	3.00	01/01/2033	17,972	18,875
Fannie Mae Pool	3.00	04/01/2033	125,800	132,083
Fannie Mae Pool	3.00	05/01/2033	130,204	136,694
Fannie Mae Pool	3.50	05/01/2033	67,007	70,563
Fannie Mae Pool	5.50	06/01/2033	10,892	12,244
Fannie Mae Pool	4.00	07/01/2033	87,558	92,158
Fannie Mae Pool	3.50	08/01/2033	148,459	159,618
Fannie Mae Pool	2.50	08/01/2033	86,426	89,676
Fannie Mae Pool	5.50	08/01/2033	68,266	76,927
Fannie Mae Pool	3.50	09/01/2033	48,540	51,084
Fannie Mae Pool	4.00	10/01/2033	182,961	199,572
Fannie Mae Pool	3.50	10/01/2033	16,168	17,016
Fannie Mae Pool	5.50	11/01/2033	857	967
Fannie Mae Pool	5.50	02/01/2034	44,107	49,821
Fannie Mae Pool	3.50	04/01/2034	223,046	234,512
Fannie Mae Pool	3.00	04/01/2034	69,211	72,395
Fannie Mae Pool	3.00	05/01/2034	310,626	330,500
Fannie Mae Pool	5.50	05/01/2034	119,221	134,665
Fannie Mae Pool	3.00	05/01/2034	74,897	78,346
Fannie Mae Pool	2.50	08/01/2034	44,559	46,217
Fannie Mae Pool	2.50	09/01/2034	68,871	71,437
Fannie Mae Pool	3.00	11/01/2034	17,899	19,038
Fannie Mae Pool	3.50	01/01/2035	157,806	169,223
Fannie Mae Pool	4.50	02/01/2035	350,363	383,776
Fannie Mae Pool	3.00	02/01/2035	130,950	139,297
Fannie Mae Pool	2.50	02/01/2035	123,106	127,723
Fannie Mae Pool	3.00	02/01/2035	54,634	58,129
Fannie Mae Pool	5.00	03/01/2035	161,972	179,626
Fannie Mae Pool	5.00	07/01/2035	20,020	22,163
Fannie Mae Pool	3.50	11/01/2035	22,489	24,149
Fannie Mae Pool	2.50	08/01/2036	50,367	52,608
Fannie Mae Pool	2.50	10/01/2036	43,811	45,765
Fannie Mae Pool	3.00	11/01/2036	17,454	18,469
Fannie Mae Pool	3.00	12/01/2036	83,304	88,150
Fannie Mae Pool	3.00	12/01/2036	66,590	70,459
Fannie Mae Pool	3.00	12/01/2036	50,968	53,933
Fannie Mae Pool	3.00	02/01/2037	51,852	54,859
Fannie Mae Pool	3.50	02/01/2037	48,166	51,221
Fannie Mae Pool	3.00	02/01/2037	37,059	39,214
Fannie Mae Pool	3.00	04/01/2037	51,400	54,380
Fannie Mae Pool	3.00	09/01/2037	93,502	98,863
Fannie Mae Pool	5.50	09/01/2037	92,706	104,981
Fannie Mae Pool	3.50	11/01/2037	35,742	38,066

The accompanying notes are an integral part of the financial statements.

46

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 15.72%
Fannie Mae Pool	3.00	01/01/2038	179,467	189,796
Fannie Mae Pool	3.50	01/01/2038	73,577	78,417
Fannie Mae Pool	5.50	02/01/2038	59,729	67,691
Fannie Mae Pool	4.00	03/01/2038	53,235	57,475
Fannie Mae Pool	6.00	05/01/2038	107,152	123,369
Fannie Mae Pool	4.00	07/01/2038	17,582	18,937
Fannie Mae Pool	5.50	10/01/2038	46,549	52,603
Fannie Mae Pool	4.00	12/01/2038	107,740	116,166
Fannie Mae Pool	5.00	01/01/2039	100,565	111,545
Fannie Mae Pool	4.00	02/01/2039	16,387	17,666
Fannie Mae Pool	4.50	03/01/2039	1,239	1,355
Fannie Mae Pool	3.50	04/01/2039	135,180	143,428
Fannie Mae Pool	5.50	04/01/2039	27,159	30,646
Fannie Mae Pool	3.50	06/01/2039	61,190	65,646
Fannie Mae Pool	2.50	09/01/2039	95,927	99,791
Fannie Mae Pool	4.50	09/01/2039	44,280	48,465
Fannie Mae Pool	3.00	10/01/2039	71,686	75,326
Fannie Mae Pool	6.00	10/01/2039	41,916	48,266
Fannie Mae Pool	3.00	11/01/2039	72,841	76,876
Fannie Mae Pool	2.50	11/01/2039	24,510	25,461
Fannie Mae Pool	5.00	12/01/2039	46,941	52,012
Fannie Mae Pool	3.00	01/01/2040	24,680	25,913
Fannie Mae Pool	4.50	02/01/2040	54,004	59,164
Fannie Mae Pool	3.00	02/01/2040	49,653	52,405
Fannie Mae Pool	4.00	02/01/2040	15,036	16,251
Fannie Mae Pool	4.50	04/01/2040	89,595	98,134
Fannie Mae Pool	4.50	05/01/2040	178,487	195,573
Fannie Mae Pool	4.00	07/01/2040	37,461	40,467
Fannie Mae Pool	4.50	07/01/2040	37,114	40,666
Fannie Mae Pool	5.00	08/01/2040	65,331	72,412
Fannie Mae Pool	5.00	09/01/2040	92,775	102,663
Fannie Mae Pool	4.00	01/01/2041	182,934	197,758
Fannie Mae Pool	3.50	01/01/2041	178,130	191,055
Fannie Mae Pool	5.00	02/01/2041	128,962	142,936
Fannie Mae Pool	5.00	02/01/2041	81,617	90,367
Fannie Mae Pool	3.50	03/01/2041	154,673	165,892
Fannie Mae Pool	5.00	04/01/2041	168,605	186,718
Fannie Mae Pool	4.00	01/01/2042	679,295	734,142
Fannie Mae Pool	4.00	01/01/2042	192,059	207,640
Fannie Mae Pool	4.00	01/01/2042	124,775	134,845
Fannie Mae Pool	5.50	02/01/2042	115,914	131,275
Fannie Mae Pool	3.50	05/01/2042	221,947	238,104
Fannie Mae Pool	5.00	05/01/2042	81,064	89,754
Fannie Mae Pool	3.50	09/01/2042	210,571	225,916
Fannie Mae Pool	3.50	10/01/2042	187,545	201,219

The accompanying notes are an integral part of the financial statements.

47

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 15.72%
Fannie Mae Pool	3.50	11/01/2042	453,601	486,711
Fannie Mae Pool	3.50	11/01/2042	141,337	151,630
Fannie Mae Pool	3.00	11/01/2042	123,107	130,131
Fannie Mae Pool	3.00	01/01/2043	301,717	318,932
Fannie Mae Pool	3.00	01/01/2043	171,778	181,579
Fannie Mae Pool	3.00	01/01/2043	59,120	62,494
Fannie Mae Pool	3.00	04/01/2043	279,163	295,094
Fannie Mae Pool	3.00	04/01/2043	58,105	61,405
Fannie Mae Pool	3.50	05/01/2043	244,478	262,314
Fannie Mae Pool	3.00	05/01/2043	41,025	43,367
Fannie Mae Pool	3.00	06/01/2043	301,934	319,108
Fannie Mae Pool	3.00	07/01/2043	350,254	370,243
Fannie Mae Pool	3.00	07/01/2043	297,102	314,974
Fannie Mae Pool	3.50	07/01/2043	259,916	278,835
Fannie Mae Pool	3.00	08/01/2043	472,709	499,687
Fannie Mae Pool	3.50	08/01/2043	199,759	214,279
Fannie Mae Pool	3.00	08/01/2043	144,317	152,540
Fannie Mae Pool	3.00	08/01/2043	142,007	150,108
Fannie Mae Pool	4.00	09/01/2043	178,871	193,305
Fannie Mae Pool	4.00	09/01/2043	113,030	122,844
Fannie Mae Pool	3.00	10/01/2043	313,635	331,535
Fannie Mae Pool	3.00	10/01/2043	290,425	306,973
Fannie Mae Pool	5.00	11/01/2043	40,241	43,974
Fannie Mae Pool	5.50	05/01/2044	65,725	73,821
Fannie Mae Pool	4.00	06/01/2044	145,860	157,612
Fannie Mae Pool	4.00	08/01/2044	140,643	151,996
Fannie Mae Pool	3.50	10/01/2044	314,856	337,345
Fannie Mae Pool	4.00	10/01/2044	81,372	87,933
Fannie Mae Pool	4.00	10/01/2044	12,060	13,036
Fannie Mae Pool	3.50	12/01/2044	283,833	304,108
Fannie Mae Pool	4.00	12/01/2044	155,029	167,415
Fannie Mae Pool	3.00	01/01/2045	293,743	310,457
Fannie Mae Pool	3.50	02/01/2045	409,337	437,291
Fannie Mae Pool	3.50	02/01/2045	222,448	236,938
Fannie Mae Pool	4.00	03/01/2045	18,956	20,479
Fannie Mae Pool	3.50	06/01/2045	138,997	148,046
Fannie Mae Pool	3.50	08/01/2045	448,642	477,779
Fannie Mae Pool	3.50	08/01/2045	180,615	192,338
Fannie Mae Pool	3.50	09/01/2045	267,317	284,695
Fannie Mae Pool	4.50	09/01/2045	94,175	102,922
Fannie Mae Pool	4.00	10/01/2045	52,980	57,263
Fannie Mae Pool	4.00	10/01/2045	32,675	35,289
Fannie Mae Pool	3.00	11/01/2045	707,252	747,226
Fannie Mae Pool	4.00	11/01/2045	411,654	444,966
Fannie Mae Pool	3.50	11/01/2045	153,449	163,927

The accompanying notes are an integral part of the financial statements.

48

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 15.72%
Fannie Mae Pool	4.50	11/01/2045	113,695	123,896
Fannie Mae Pool	4.00	11/01/2045	13,173	14,239
Fannie Mae Pool	3.00	12/01/2045	503,569	532,080
Fannie Mae Pool	3.50	12/01/2045	277,605	295,609
Fannie Mae Pool	3.50	12/01/2045	227,236	241,898
Fannie Mae Pool	4.50	12/01/2045	103,299	112,654
Fannie Mae Pool	3.50	01/01/2046	282,189	300,518
Fannie Mae Pool	3.50	01/01/2046	259,221	276,066
Fannie Mae Pool	4.00	01/01/2046	208,953	225,707
Fannie Mae Pool	3.00	01/01/2046	188,345	199,008
Fannie Mae Pool	3.50	02/01/2046	259,186	276,001
Fannie Mae Pool	4.00	02/01/2046	196,657	212,337
Fannie Mae Pool	3.50	03/01/2046	267,560	284,692
Fannie Mae Pool	3.50	03/01/2046	265,714	282,834
Fannie Mae Pool	3.50	03/01/2046	256,622	273,175
Fannie Mae Pool	3.50	03/01/2046	253,099	269,510
Fannie Mae Pool	3.50	03/01/2046	252,289	268,070
Fannie Mae Pool	3.50	03/01/2046	240,530	256,139
Fannie Mae Pool	4.00	03/01/2046	169,899	182,602
Fannie Mae Pool	3.00	04/01/2046	139,921	147,839
Fannie Mae Pool	3.00	05/01/2046	329,723	348,390
Fannie Mae Pool	3.00	06/01/2046	193,966	204,383
Fannie Mae Pool	4.00	07/01/2046	101,137	107,832
Fannie Mae Pool	2.50	08/01/2046	143,824	149,704
Fannie Mae Pool	4.50	08/01/2046	142,879	153,692
Fannie Mae Pool	2.50	08/01/2046	19,471	20,269
Fannie Mae Pool	3.00	09/01/2046	299,332	315,838
Fannie Mae Pool	3.00	09/01/2046	298,726	314,876
Fannie Mae Pool	3.00	09/01/2046	71,835	75,793
Fannie Mae Pool	2.50	09/01/2046	19,690	20,497
Fannie Mae Pool	3.00	10/01/2046	280,551	295,818
Fannie Mae Pool	3.00	10/01/2046	234,011	246,608
Fannie Mae Pool	3.00	10/01/2046	22,967	24,235
Fannie Mae Pool	3.00	10/01/2046	19,676	20,759
Fannie Mae Pool	3.00	11/01/2046	233,759	246,588
Fannie Mae Pool	3.00	11/01/2046	79,845	84,189
Fannie Mae Pool	3.00	11/01/2046	69,811	73,631
Fannie Mae Pool	4.50	11/01/2046	43,724	47,650
Fannie Mae Pool	3.00	11/01/2046	35,041	37,090
Fannie Mae Pool	3.00	12/01/2046	223,263	235,482
Fannie Mae Pool	3.00	12/01/2046	193,812	204,293
Fannie Mae Pool	3.00	12/01/2046	164,810	173,797
Fannie Mae Pool	3.50	12/01/2046	157,691	167,653
Fannie Mae Pool	2.50	12/01/2046	20,247	21,077
Fannie Mae Pool	3.00	01/01/2047	146,476	154,330

The accompanying notes are an integral part of the financial statements.

49

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 15.72%
Fannie Mae Pool	4.50	01/01/2047	28,059	30,327
Fannie Mae Pool	3.00	02/01/2047	248,424	260,665
Fannie Mae Pool	3.50	02/01/2047	33,775	35,852
Fannie Mae Pool	4.50	03/01/2047	165,447	180,153
Fannie Mae Pool	4.50	03/01/2047	98,942	107,204
Fannie Mae Pool	3.00	04/01/2047	268,784	282,116
Fannie Mae Pool	4.50	04/01/2047	133,850	145,882
Fannie Mae Pool	3.50	05/01/2047	268,904	284,881
Fannie Mae Pool	4.00	05/01/2047	181,678	195,958
Fannie Mae Pool	4.00	05/01/2047	179,676	192,358
Fannie Mae Pool	4.00	06/01/2047	197,429	211,294
Fannie Mae Pool	3.50	07/01/2047	181,299	192,054
Fannie Mae Pool	3.50	07/01/2047	165,304	175,109
Fannie Mae Pool	3.50	08/01/2047	263,813	281,705
Fannie Mae Pool	4.00	08/01/2047	133,469	143,133
Fannie Mae Pool	4.00	08/01/2047	71,899	77,258
Fannie Mae Pool	4.00	08/01/2047	54,412	57,951
Fannie Mae Pool	3.50	08/01/2047	40,364	42,762
Fannie Mae Pool	3.50	09/01/2047	285,117	302,307
Fannie Mae Pool	4.00	09/01/2047	146,611	156,908
Fannie Mae Pool	4.50	10/01/2047	81,122	87,657
Fannie Mae Pool	3.50	11/01/2047	283,360	300,255
Fannie Mae Pool	3.50	11/01/2047	108,085	114,546
Fannie Mae Pool	3.50	12/01/2047	402,839	427,227
Fannie Mae Pool	3.00	12/01/2047	301,387	317,532
Fannie Mae Pool	3.50	12/01/2047	241,882	255,415
Fannie Mae Pool	4.00	12/01/2047	241,004	258,314
Fannie Mae Pool	3.50	12/01/2047	211,205	223,010
Fannie Mae Pool	3.50	01/01/2048	342,652	363,343
Fannie Mae Pool	4.00	01/01/2048	191,681	205,633
Fannie Mae Pool	3.00	01/01/2048	132,832	139,417
Fannie Mae Pool	4.50	01/01/2048	34,190	36,936
Fannie Mae Pool	4.00	02/01/2048	362,020	388,180
Fannie Mae Pool	3.50	02/01/2048	281,226	298,009
Fannie Mae Pool	4.50	02/01/2048	97,795	105,583
Fannie Mae Pool	3.50	03/01/2048	206,162	218,462
Fannie Mae Pool	4.00	03/01/2048	90,801	97,191
Fannie Mae Pool	4.00	04/01/2048	177,940	190,618
Fannie Mae Pool	3.00	04/01/2048	155,338	163,792
Fannie Mae Pool	3.50	04/01/2048	153,102	162,285
Fannie Mae Pool	4.50	05/01/2048	334,738	361,019
Fannie Mae Pool	4.50	05/01/2048	228,862	247,910
Fannie Mae Pool	3.50	05/01/2048	98,316	104,040
Fannie Mae Pool	4.50	05/01/2048	68,335	73,631
Fannie Mae Pool	4.00	06/01/2048	239,098	254,786

The accompanying notes are an integral part of the financial statements.

50

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 15.72%
Fannie Mae Pool	4.00	06/01/2048	189,866	202,594
Fannie Mae Pool	4.00	06/01/2048	147,952	158,248
Fannie Mae Pool	4.00	06/01/2048	140,307	150,301
Fannie Mae Pool	4.50	06/01/2048	57,190	61,583
Fannie Mae Pool	3.50	07/01/2048	185,857	197,449
Fannie Mae Pool	4.00	07/01/2048	128,948	137,268
Fannie Mae Pool	4.00	07/01/2048	100,550	107,049
Fannie Mae Pool	4.00	07/01/2048	66,611	70,941
Fannie Mae Pool	4.00	08/01/2048	164,453	175,403
Fannie Mae Pool	5.00	08/01/2048	57,338	62,030
Fannie Mae Pool	3.50	08/01/2048	13,223	13,963
Fannie Mae Pool	4.00	09/01/2048	243,626	259,485
Fannie Mae Pool	4.00	09/01/2048	121,648	129,537
Fannie Mae Pool	4.00	10/01/2048	207,043	221,061
Fannie Mae Pool	3.50	10/01/2048	69,037	72,966
Fannie Mae Pool	3.50	10/01/2048	24,320	25,702
Fannie Mae Pool	3.50	11/01/2048	297,928	315,425
Fannie Mae Pool	3.50	11/01/2048	286,217	303,128
Fannie Mae Pool	3.00	11/01/2048	285,657	299,212
Fannie Mae Pool	3.50	11/01/2048	181,574	192,223
Fannie Mae Pool	3.50	11/01/2048	180,936	190,890
Fannie Mae Pool	4.00	11/01/2048	177,541	189,121
Fannie Mae Pool	4.50	11/01/2048	64,979	69,956
Fannie Mae Pool	4.00	12/01/2048	217,561	231,629
Fannie Mae Pool	4.00	12/01/2048	196,828	209,576
Fannie Mae Pool	4.00	12/01/2048	169,722	180,567
Fannie Mae Pool	4.00	12/01/2048	160,156	170,646
Fannie Mae Pool	4.00	12/01/2048	159,690	169,965
Fannie Mae Pool	4.50	12/01/2048	116,283	125,019
Fannie Mae Pool	4.50	12/01/2048	44,051	47,341
Fannie Mae Pool	4.50	01/01/2049	231,041	249,056
Fannie Mae Pool	4.00	01/01/2049	160,957	171,358
Fannie Mae Pool	4.00	01/01/2049	119,557	127,281
Fannie Mae Pool	4.50	01/01/2049	55,234	59,370
Fannie Mae Pool	3.00	02/01/2049	187,232	197,639
Fannie Mae Pool	3.50	02/01/2049	96,507	101,945
Fannie Mae Pool	4.00	02/01/2049	92,710	98,705
Fannie Mae Pool	4.50	02/01/2049	85,344	91,730
Fannie Mae Pool	4.00	02/01/2049	81,213	86,480
Fannie Mae Pool	3.50	02/01/2049	68,101	71,964
Fannie Mae Pool	4.00	02/01/2049	54,289	57,788
Fannie Mae Pool	3.50	02/01/2049	32,788	34,642
Fannie Mae Pool	4.00	03/01/2049	219,355	233,541
Fannie Mae Pool	3.50	03/01/2049	131,383	138,640
Fannie Mae Pool	4.00	03/01/2049	119,316	127,030

The accompanying notes are an integral part of the financial statements.

51

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 15.72%
Fannie Mae Pool	5.00	03/01/2049	73,760	79,560
Fannie Mae Pool	4.00	03/01/2049	69,057	74,056
Fannie Mae Pool	4.00	03/01/2049	42,668	45,408
Fannie Mae Pool	3.50	04/01/2049	72,795	76,808
Fannie Mae Pool	4.50	04/01/2049	69,349	74,551
Fannie Mae Pool	3.50	04/01/2049	18,555	19,609
Fannie Mae Pool	3.50	05/01/2049	287,045	302,678
Fannie Mae Pool	3.50	05/01/2049	243,209	256,618
Fannie Mae Pool	3.50	05/01/2049	128,405	135,470
Fannie Mae Pool	4.00	06/01/2049	287,951	306,519
Fannie Mae Pool	4.50	06/01/2049	247,068	265,622
Fannie Mae Pool	3.50	06/01/2049	214,581	226,423
Fannie Mae Pool	3.50	06/01/2049	198,813	209,971
Fannie Mae Pool	3.00	07/01/2049	190,100	199,121
Fannie Mae Pool	3.50	07/01/2049	186,024	196,100
Fannie Mae Pool	3.00	07/01/2049	111,809	117,193
Fannie Mae Pool	3.00	08/01/2049	331,698	347,437
Fannie Mae Pool	4.00	08/01/2049	292,714	311,991
Fannie Mae Pool	3.00	08/01/2049	289,743	303,502
Fannie Mae Pool	3.50	08/01/2049	192,039	202,528
Fannie Mae Pool	2.50	09/01/2049	293,588	304,136
Fannie Mae Pool	3.50	09/01/2049	288,975	305,132
Fannie Mae Pool	3.00	09/01/2049	287,457	301,149
Fannie Mae Pool	3.00	09/01/2049	282,709	296,194
Fannie Mae Pool	3.00	10/01/2049	265,983	278,668
Fannie Mae Pool	3.00	10/01/2049	244,156	255,870
Fannie Mae Pool	2.50	10/01/2049	73,185	75,799
Fannie Mae Pool	3.50	11/01/2049	193,227	203,940
Fannie Mae Pool	2.50	11/01/2049	98,292	101,833
Fannie Mae Pool	2.50	01/01/2050	420,770	435,867
Fannie Mae Pool	3.00	01/01/2050	197,765	207,256
Fannie Mae Pool	3.00	01/01/2050	195,008	204,261
Freddie Mac Gold Pool	4.00	10/01/2020	1,378	1,448
Freddie Mac Gold Pool	3.50	10/01/2025	14,269	15,005
Freddie Mac Gold Pool	3.50	11/01/2025	97,306	102,444
Freddie Mac Gold Pool	5.50	12/01/2025	573	626
Freddie Mac Gold Pool	3.50	07/01/2026	44,214	46,542
Freddie Mac Gold Pool	4.00	07/01/2026	30,999	32,650
Freddie Mac Gold Pool	3.50	01/01/2027	72,828	76,976
Freddie Mac Gold Pool	3.00	02/01/2027	54,138	56,804
Freddie Mac Gold Pool	2.50	11/01/2027	71,121	74,046
Freddie Mac Gold Pool	3.00	02/01/2029	134,015	140,500
Freddie Mac Gold Pool	3.00	06/01/2029	162,624	171,186
Freddie Mac Gold Pool	2.50	09/01/2029	74,833	77,693
Freddie Mac Gold Pool	3.00	02/01/2031	160,617	168,772

The accompanying notes are an integral part of the financial statements.

52

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 15.72%
Freddie Mac Gold Pool	4.50	03/01/2031	111,349	121,611
Freddie Mac Gold Pool	2.50	11/01/2031	180,029	187,432
Freddie Mac Gold Pool	2.50	11/01/2031	38,290	39,758
Freddie Mac Gold Pool	2.50	12/01/2031	160,275	166,419
Freddie Mac Gold Pool	2.00	01/01/2032	160,294	165,106
Freddie Mac Gold Pool	2.50	02/01/2032	161,546	167,744
Freddie Mac Gold Pool	3.00	02/01/2032	78,167	82,138
Freddie Mac Gold Pool	2.50	11/01/2032	237,402	246,517
Freddie Mac Gold Pool	3.00	12/01/2032	160,268	168,367
Freddie Mac Gold Pool	2.50	01/01/2033	65,481	68,097
Freddie Mac Gold Pool	3.00	02/01/2033	305,510	320,961
Freddie Mac Gold Pool	2.50	03/01/2033	164,451	170,768
Freddie Mac Gold Pool	2.50	04/01/2033	82,120	85,269
Freddie Mac Gold Pool	2.50	05/01/2033	80,484	83,539
Freddie Mac Gold Pool	2.50	06/01/2033	160,894	167,054
Freddie Mac Gold Pool	2.50	07/01/2033	147,601	153,272
Freddie Mac Gold Pool	3.50	09/01/2033	80,824	85,137
Freddie Mac Gold Pool	3.00	12/01/2033	71,903	75,298
Freddie Mac Gold Pool	3.50	12/01/2033	47,610	50,153
Freddie Mac Gold Pool	3.00	04/01/2034	70,541	73,853
Freddie Mac Gold Pool	3.00	12/01/2034	361,033	383,928
Freddie Mac Gold Pool	3.50	03/01/2035	143,987	154,769
Freddie Mac Gold Pool	3.00	04/01/2035	40,861	43,321
Freddie Mac Gold Pool	3.50	05/01/2035	124,161	133,510
Freddie Mac Gold Pool	4.00	10/01/2035	122,951	134,124
Freddie Mac Gold Pool	5.50	03/01/2036	52,613	59,435
Freddie Mac Gold Pool	4.50	06/01/2036	366,526	401,409
Freddie Mac Gold Pool	3.00	11/01/2036	65,998	69,844
Freddie Mac Gold Pool	3.00	02/01/2037	69,010	73,005
Freddie Mac Gold Pool	5.00	02/01/2037	63,657	70,681
Freddie Mac Gold Pool	5.50	06/01/2037	42,652	48,264
Freddie Mac Gold Pool	3.50	06/01/2037	32,808	34,964
Freddie Mac Gold Pool	5.50	12/01/2037	87,625	99,287
Freddie Mac Gold Pool	5.50	07/01/2038	41,243	46,696
Freddie Mac Gold Pool	5.00	10/01/2038	40,764	45,296
Freddie Mac Gold Pool	5.50	03/01/2039	39,057	44,041
Freddie Mac Gold Pool	5.00	04/01/2039	28,919	31,219
Freddie Mac Gold Pool	4.50	06/01/2039	33,041	36,186
Freddie Mac Gold Pool	4.50	10/01/2039	53,170	58,219
Freddie Mac Gold Pool	4.00	11/01/2039	94,404	102,004
Freddie Mac Gold Pool	5.50	12/01/2039	46,517	50,864
Freddie Mac Gold Pool	5.50	03/01/2040	132,773	150,048
Freddie Mac Gold Pool	4.00	12/01/2040	171,602	185,279
Freddie Mac Gold Pool	4.00	12/01/2040	130,108	140,466
Freddie Mac Gold Pool	4.50	12/01/2040	76,655	83,942

The accompanying notes are an integral part of the financial statements.

53

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 15.72%
Freddie Mac Gold Pool	5.50	06/01/2041	55,698	63,095
Freddie Mac Gold Pool	5.50	06/01/2041	54,461	61,694
Freddie Mac Gold Pool	4.00	11/01/2041	220,458	239,547
Freddie Mac Gold Pool	3.50	11/01/2041	204,447	219,196
Freddie Mac Gold Pool	3.50	04/01/2042	285,600	306,161
Freddie Mac Gold Pool	3.50	06/01/2042	102,041	109,440
Freddie Mac Gold Pool	3.50	09/01/2042	103,372	110,916
Freddie Mac Gold Pool	3.50	09/01/2042	92,802	99,601
Freddie Mac Gold Pool	3.00	10/01/2042	333,452	352,496
Freddie Mac Gold Pool	3.00	10/01/2042	57,324	60,581
Freddie Mac Gold Pool	3.00	12/01/2042	91,666	96,914
Freddie Mac Gold Pool	3.00	01/01/2043	438,983	464,119
Freddie Mac Gold Pool	3.00	02/01/2043	189,489	200,300
Freddie Mac Gold Pool	3.00	02/01/2043	104,777	110,780
Freddie Mac Gold Pool	2.50	02/01/2043	32,236	33,563
Freddie Mac Gold Pool	3.00	03/01/2043	81,255	85,908
Freddie Mac Gold Pool	3.50	06/01/2043	108,441	116,375
Freddie Mac Gold Pool	3.50	07/01/2043	11,134	11,950
Freddie Mac Gold Pool	3.00	08/01/2043	256,329	270,945
Freddie Mac Gold Pool	3.50	08/01/2043	194,163	208,235
Freddie Mac Gold Pool	4.50	11/01/2043	131,722	144,090
Freddie Mac Gold Pool	3.50	01/01/2044	122,025	130,894
Freddie Mac Gold Pool	4.50	05/01/2044	5,662	6,094
Freddie Mac Gold Pool	3.50	06/01/2044	62,942	67,444
Freddie Mac Gold Pool	5.00	06/01/2044	57,229	62,751
Freddie Mac Gold Pool	3.50	01/01/2045	163,177	174,862
Freddie Mac Gold Pool	4.00	01/01/2045	129,753	140,236
Freddie Mac Gold Pool	3.50	02/01/2045	117,844	126,278
Freddie Mac Gold Pool	4.50	03/01/2045	168,155	183,344
Freddie Mac Gold Pool	3.50	07/01/2045	293,654	312,717
Freddie Mac Gold Pool	3.00	09/01/2045	296,312	313,048
Freddie Mac Gold Pool	3.50	11/01/2045	55,923	59,585
Freddie Mac Gold Pool	3.50	12/01/2045	377,992	402,782
Freddie Mac Gold Pool	4.00	12/01/2045	248,303	268,463
Freddie Mac Gold Pool	4.00	12/01/2045	133,416	144,205
Freddie Mac Gold Pool	3.50	01/01/2046	249,377	265,721
Freddie Mac Gold Pool	4.00	01/01/2046	200,685	216,761
Freddie Mac Gold Pool	3.00	03/01/2046	405,908	428,912
Freddie Mac Gold Pool	4.00	03/01/2046	16,203	17,497
Freddie Mac Gold Pool	4.00	04/01/2046	718,248	774,796
Freddie Mac Gold Pool	3.00	04/01/2046	307,695	325,123
Freddie Mac Gold Pool	4.50	04/01/2046	35,202	38,393
Freddie Mac Gold Pool	3.00	05/01/2046	320,143	338,200
Freddie Mac Gold Pool	3.50	06/01/2046	201,130	214,372
Freddie Mac Gold Pool	2.50	09/01/2046	32,016	33,335

The accompanying notes are an integral part of the financial statements.

54

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 15.72%
Freddie Mac Gold Pool	2.50	12/01/2046	28,887	30,077
Freddie Mac Gold Pool	5.00	03/01/2047	176,661	191,219
Freddie Mac Gold Pool	4.50	03/01/2047	163,126	177,436
Freddie Mac Gold Pool	3.00	03/01/2047	65,898	69,389
Freddie Mac Gold Pool	4.50	11/01/2047	159,621	173,011
Freddie Mac Gold Pool	3.50	12/01/2047	241,898	255,146
Freddie Mac Gold Pool	4.00	12/01/2047	207,961	223,218
Freddie Mac Gold Pool	3.00	12/01/2047	46,038	48,674
Freddie Mac Gold Pool	3.50	12/01/2047	39,402	41,786
Freddie Mac Gold Pool	5.00	02/01/2048	20,677	22,368
Freddie Mac Gold Pool	3.00	03/01/2048	168,680	178,392
Freddie Mac Gold Pool	3.50	03/01/2048	45,296	47,997
Freddie Mac Gold Pool	3.00	04/01/2048	170,549	179,623
Freddie Mac Gold Pool	3.50	05/01/2048	99,016	104,896
Freddie Mac Gold Pool	5.00	05/01/2048	85,291	92,138
Freddie Mac Gold Pool	4.50	05/01/2048	63,125	68,051
Freddie Mac Gold Pool	3.00	06/01/2048	107,573	113,233
Freddie Mac Gold Pool	3.50	07/01/2048	337,189	356,527
Freddie Mac Gold Pool	4.50	07/01/2048	116,746	125,754
Freddie Mac Gold Pool	5.00	07/01/2048	17,191	18,567
Freddie Mac Gold Pool	3.50	08/01/2048	68,240	72,007
Freddie Mac Gold Pool	4.00	09/01/2048	97,938	104,490
Freddie Mac Gold Pool	4.00	09/01/2048	83,232	88,810
Freddie Mac Gold Pool	4.00	09/01/2048	63,301	67,439
Freddie Mac Gold Pool	4.50	09/01/2048	59,361	63,842
Freddie Mac Gold Pool	3.50	11/01/2048	70,666	74,596
Freddie Mac Gold Pool	4.50	11/01/2048	65,781	70,748
Freddie Mac Pool	4.00	03/01/2034	64,473	67,959
Freddie Mac Pool	3.00	05/01/2034	120,868	126,457
Freddie Mac Pool	2.50	08/01/2034	74,993	77,799
Freddie Mac Pool	2.50	02/01/2035	74,999	77,816
Freddie Mac Pool	3.00	08/01/2043	346,878	366,627
Freddie Mac Pool	4.00	07/01/2044	211,550	228,409
Freddie Mac Pool	3.50	03/01/2046	248,329	264,361
Freddie Mac Pool	3.50	04/01/2046	264,774	281,685
Freddie Mac Pool	3.00	09/01/2046	201,435	212,307
Freddie Mac Pool	3.00	11/01/2046	525,702	554,403
Freddie Mac Pool	3.00	11/01/2046	206,825	218,123
Freddie Mac Pool	3.00	12/01/2046	227,954	240,047
Freddie Mac Pool	3.00	01/01/2047	370,167	390,478
Freddie Mac Pool	4.00	03/01/2047	182,746	196,102
Freddie Mac Pool	3.50	04/01/2047	202,450	214,429
Freddie Mac Pool	3.00	04/01/2047	102,293	107,634
Freddie Mac Pool	3.50	11/01/2047	276,121	293,232
Freddie Mac Pool	3.50	11/01/2047	266,942	281,609

The accompanying notes are an integral part of the financial statements.

55

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 15.72%
Freddie Mac Pool	3.50	12/01/2047	234,351	248,411
Freddie Mac Pool	3.50	03/01/2048	127,065	135,433
Freddie Mac Pool	3.50	06/01/2048	146,441	154,803
Freddie Mac Pool	4.00	07/01/2048	188,217	200,496
Freddie Mac Pool	4.00	08/01/2048	306,642	326,525
Freddie Mac Pool	4.00	09/01/2048	116,202	123,787
Freddie Mac Pool	4.00	10/01/2048	186,221	198,327
Freddie Mac Pool	3.50	10/01/2048	133,473	140,829
Freddie Mac Pool	4.00	11/01/2048	60,135	64,044
Freddie Mac Pool	4.50	11/01/2048	59,078	63,515
Freddie Mac Pool	4.50	02/01/2049	1,071,114	1,151,371
Freddie Mac Pool	5.00	03/01/2049	353,208	380,786
Freddie Mac Pool	4.00	03/01/2049	176,048	187,473
Freddie Mac Pool	3.50	03/01/2049	91,581	96,587
Freddie Mac Pool	3.50	04/01/2049	132,702	140,093
Freddie Mac Pool	4.00	04/01/2049	39,935	42,538
Freddie Mac Pool	3.50	05/01/2049	145,010	152,958
Freddie Mac Pool	3.00	07/01/2049	291,978	306,377
Freddie Mac Pool	3.50	07/01/2049	287,429	303,154
Freddie Mac Pool	3.00	09/01/2049	283,415	296,994
Ginnie Mae [4]	3.00	04/20/2050	3,725,000	3,937,587
Ginnie Mae [4]	3.50	04/20/2050	2,650,000	2,793,077
Ginnie Mae [4]	4.00	04/20/2050	1,350,000	1,434,179
Ginnie Mae [4]	2.50	04/20/2050	450,000	470,285
Ginnie Mae [4]	3.00	05/20/2050	525,000	554,265
Ginnie Mae [4]	2.50	05/20/2050	175,000	182,561
Ginnie Mae [4]	3.50	05/20/2050	125,000	132,912
Ginnie Mae [4]	4.00	05/20/2050	50,000	53,165
Ginnie Mae I Pool	5.50	07/15/2038	118,867	134,516
Ginnie Mae I Pool	5.50	12/15/2038	57,114	64,816
Ginnie Mae I Pool	5.00	03/15/2039	31,348	34,917
Ginnie Mae I Pool	5.00	04/15/2039	161,931	180,441
Ginnie Mae I Pool	5.00	07/15/2039	25,071	27,928
Ginnie Mae I Pool	4.50	11/15/2039	71,215	78,843
Ginnie Mae I Pool	5.00	12/15/2039	2,739	3,049
Ginnie Mae I Pool	4.50	05/15/2040	15,860	17,556
Ginnie Mae I Pool	4.50	08/15/2040	4,349	4,813
Ginnie Mae I Pool	5.00	12/15/2040	26,370	29,359
Ginnie Mae I Pool	5.00	04/15/2041	22,185	24,000
Ginnie Mae I Pool	5.00	05/15/2041	98,637	107,437
Ginnie Mae I Pool	3.00	11/15/2042	101,808	108,689
Ginnie Mae I Pool	3.00	05/15/2043	12,328	13,077
Ginnie Mae I Pool	3.50	11/15/2044	15,463	16,533
Ginnie Mae I Pool	3.50	02/15/2045	160,308	171,306
Ginnie Mae I Pool	3.00	03/15/2045	111,253	117,857

The accompanying notes are an integral part of the financial statements.

56

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 15.72%
Ginnie Mae I Pool	3.50	03/15/2045	31,491	33,603
Ginnie Mae I Pool	4.00	07/15/2045	25,596	27,189
Ginnie Mae I Pool	3.00	08/15/2045	129,458	136,928
Ginnie Mae I Pool	4.00	12/15/2045	21,675	23,523
Ginnie Mae I Pool	4.00	03/15/2046	120,513	130,282
Ginnie Mae I Pool	4.00	03/15/2046	33,410	36,096
Ginnie Mae I Pool	4.00	05/15/2046	26,641	28,304
Ginnie Mae I Pool	3.50	06/15/2046	116,999	124,692
Ginnie Mae I Pool	4.50	08/15/2046	131,515	143,701
Ginnie Mae I Pool	4.50	08/15/2046	79,254	86,879
Ginnie Mae I Pool	2.50	09/15/2046	39,443	41,302
Ginnie Mae I Pool	4.50	10/15/2046	65,523	72,282
Ginnie Mae I Pool	4.00	07/15/2047	65,857	70,094
Ginnie Mae I Pool	4.50	12/15/2047	65,126	70,906
Ginnie Mae II Pool	3.00	01/20/2027	166,682	173,715
Ginnie Mae II Pool	2.50	08/20/2027	22,678	23,475
Ginnie Mae II Pool	2.50	03/20/2028	21,330	22,136
Ginnie Mae II Pool	3.00	10/20/2028	22,016	23,003
Ginnie Mae II Pool	3.50	07/20/2030	38,570	40,448
Ginnie Mae II Pool	2.50	12/20/2030	113,214	117,220
Ginnie Mae II Pool	3.00	07/20/2032	30,023	31,373
Ginnie Mae II Pool	5.50	02/20/2034	13,034	14,680
Ginnie Mae II Pool	5.00	06/20/2040	26,448	29,276
Ginnie Mae II Pool	4.00	08/20/2040	43,359	47,263
Ginnie Mae II Pool	5.00	09/20/2040	56,437	62,443
Ginnie Mae II Pool	4.00	10/20/2040	46,444	50,632
Ginnie Mae II Pool	4.50	10/20/2040	33,655	37,073
Ginnie Mae II Pool	4.00	01/20/2041	42,203	46,011
Ginnie Mae II Pool	4.00	04/20/2041	41,383	45,116
Ginnie Mae II Pool	4.50	04/20/2041	27,471	30,259
Ginnie Mae II Pool	5.00	04/20/2041	5,390	5,957
Ginnie Mae II Pool	4.50	05/20/2041	111,481	122,816
Ginnie Mae II Pool	4.50	08/20/2041	207,548	228,661
Ginnie Mae II Pool	4.00	10/20/2041	46,279	50,453
Ginnie Mae II Pool	4.00	04/20/2042	44,327	48,320
Ginnie Mae II Pool	3.50	04/20/2042	35,014	37,448
Ginnie Mae II Pool	3.50	05/20/2042	234,221	250,508
Ginnie Mae II Pool	3.50	08/20/2042	132,932	142,176
Ginnie Mae II Pool	3.00	08/20/2042	84,039	90,157
Ginnie Mae II Pool	3.00	09/20/2042	203,675	218,529
Ginnie Mae II Pool	3.50	09/20/2042	69,515	74,350
Ginnie Mae II Pool	3.50	10/20/2042	207,059	221,458
Ginnie Mae II Pool	3.00	11/20/2042	246,403	264,383
Ginnie Mae II Pool	3.50	01/20/2043	291,548	311,840
Ginnie Mae II Pool	3.00	01/20/2043	256,196	274,938

The accompanying notes are an integral part of the financial statements.

57

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 15.72%
Ginnie Mae II Pool	3.50	03/20/2043	95,191	101,811
Ginnie Mae II Pool	3.50	04/20/2043	95,172	101,790
Ginnie Mae II Pool	3.50	05/20/2043	76,921	82,266
Ginnie Mae II Pool	3.50	08/20/2043	151,282	161,560
Ginnie Mae II Pool	3.50	09/20/2043	155,428	165,893
Ginnie Mae II Pool	3.00	11/20/2043	207,692	222,980
Ginnie Mae II Pool	5.00	12/20/2043	11,232	12,408
Ginnie Mae II Pool	3.50	02/20/2044	203,944	217,162
Ginnie Mae II Pool	3.50	07/20/2044	168,359	179,000
Ginnie Mae II Pool	4.50	07/20/2044	8,235	9,002
Ginnie Mae II Pool	3.50	10/20/2044	215,347	229,770
Ginnie Mae II Pool	4.50	10/20/2044	10,604	11,576
Ginnie Mae II Pool	3.50	02/20/2045	233,254	247,966
Ginnie Mae II Pool	3.00	02/20/2045	139,459	149,672
Ginnie Mae II Pool	3.50	03/20/2045	195,280	207,619
Ginnie Mae II Pool	4.50	03/20/2045	118,576	129,748
Ginnie Mae II Pool	5.50	03/20/2045	91,894	102,831
Ginnie Mae II Pool	3.00	04/20/2045	243,841	261,703
Ginnie Mae II Pool	3.50	04/20/2045	192,605	204,762
Ginnie Mae II Pool	3.50	07/20/2045	283,124	301,045
Ginnie Mae II Pool	3.50	09/20/2045	216,138	230,149
Ginnie Mae II Pool	4.00	10/20/2045	149,475	163,089
Ginnie Mae II Pool	3.00	11/20/2045	281,216	301,875
Ginnie Mae II Pool	4.00	11/20/2045	221,420	241,310
Ginnie Mae II Pool	3.50	11/20/2045	143,402	152,470
Ginnie Mae II Pool	3.50	12/20/2045	215,776	229,441
Ginnie Mae II Pool	3.50	01/20/2046	181,262	192,717
Ginnie Mae II Pool	3.50	03/20/2046	214,801	228,391
Ginnie Mae II Pool	4.00	03/20/2046	169,033	184,202
Ginnie Mae II Pool	3.00	03/20/2046	149,318	160,183
Ginnie Mae II Pool	3.50	04/20/2046	228,449	243,371
Ginnie Mae II Pool	3.00	04/20/2046	153,045	163,582
Ginnie Mae II Pool	5.00	04/20/2046	73,801	81,460
Ginnie Mae II Pool	3.00	05/20/2046	269,940	289,664
Ginnie Mae II Pool	3.50	05/20/2046	236,875	251,826
Ginnie Mae II Pool	4.50	05/20/2046	106,739	116,519
Ginnie Mae II Pool	3.00	06/20/2046	278,901	298,953
Ginnie Mae II Pool	3.50	06/20/2046	160,743	170,894
Ginnie Mae II Pool	5.00	06/20/2046	68,821	75,968
Ginnie Mae II Pool	3.00	07/20/2046	287,403	307,943
Ginnie Mae II Pool	3.50	07/20/2046	163,475	174,711
Ginnie Mae II Pool	4.00	07/20/2046	73,880	79,984
Ginnie Mae II Pool	4.50	07/20/2046	62,199	67,881
Ginnie Mae II Pool	3.00	08/20/2046	262,804	281,339
Ginnie Mae II Pool	3.50	08/20/2046	168,119	178,749

The accompanying notes are an integral part of the financial statements.

58

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 15.72%
Ginnie Mae II Pool	5.00	08/20/2046	76,631	84,400
Ginnie Mae II Pool	3.00	09/20/2046	276,380	295,921
Ginnie Mae II Pool	3.00	10/20/2046	369,780	395,560
Ginnie Mae II Pool	3.50	10/20/2046	132,566	142,011
Ginnie Mae II Pool	5.50	10/20/2046	40,374	45,168
Ginnie Mae II Pool	3.00	11/20/2046	266,546	284,850
Ginnie Mae II Pool	3.00	11/20/2046	174,383	186,206
Ginnie Mae II Pool	3.50	11/20/2046	162,930	173,616
Ginnie Mae II Pool	4.50	11/20/2046	106,902	116,915
Ginnie Mae II Pool	2.50	11/20/2046	68,288	71,885
Ginnie Mae II Pool	3.00	12/20/2046	189,285	202,163
Ginnie Mae II Pool	3.50	12/20/2046	170,047	180,783
Ginnie Mae II Pool	2.50	12/20/2046	87,103	91,476
Ginnie Mae II Pool	4.50	12/20/2046	47,407	51,703
Ginnie Mae II Pool	3.00	01/20/2047	191,859	204,938
Ginnie Mae II Pool	4.50	01/20/2047	120,358	131,507
Ginnie Mae II Pool	4.00	01/20/2047	118,721	126,840
Ginnie Mae II Pool	3.50	01/20/2047	44,800	47,230
Ginnie Mae II Pool	2.50	01/20/2047	23,611	24,884
Ginnie Mae II Pool	3.00	02/20/2047	266,525	284,320
Ginnie Mae II Pool	3.50	02/20/2047	179,064	190,242
Ginnie Mae II Pool	4.00	02/20/2047	146,836	156,846
Ginnie Mae II Pool	3.50	06/20/2047	129,675	136,694
Ginnie Mae II Pool	4.00	06/20/2047	57,463	61,824
Ginnie Mae II Pool	4.00	07/20/2047	352,301	381,273
Ginnie Mae II Pool	3.50	07/20/2047	268,359	285,492
Ginnie Mae II Pool	4.00	08/20/2047	58,929	63,544
Ginnie Mae II Pool	3.50	09/20/2047	74,296	79,306
Ginnie Mae II Pool	3.00	10/20/2047	147,920	156,621
Ginnie Mae II Pool	3.50	10/20/2047	79,013	83,940
Ginnie Mae II Pool	4.50	10/20/2047	23,647	25,386
Ginnie Mae II Pool	3.50	11/20/2047	419,624	445,847
Ginnie Mae II Pool	4.00	11/20/2047	205,695	220,780
Ginnie Mae II Pool	3.00	11/20/2047	18,954	20,206
Ginnie Mae II Pool	3.00	12/20/2047	214,588	228,671
Ginnie Mae II Pool	4.00	12/20/2047	201,517	214,670
Ginnie Mae II Pool	3.50	12/20/2047	191,931	202,767
Ginnie Mae II Pool	3.50	01/20/2048	437,894	464,655
Ginnie Mae II Pool	3.00	01/20/2048	184,283	196,376
Ginnie Mae II Pool	4.00	01/20/2048	68,253	73,523
Ginnie Mae II Pool	3.00	02/20/2048	236,501	251,910
Ginnie Mae II Pool	3.50	02/20/2048	140,876	149,474
Ginnie Mae II Pool	3.00	03/20/2048	318,578	339,266
Ginnie Mae II Pool	4.00	03/20/2048	207,461	223,047
Ginnie Mae II Pool	5.00	03/20/2048	46,724	50,573

The accompanying notes are an integral part of the financial statements.

59

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
Mortgage-Backed Securities — 15.72%
Ginnie Mae II Pool	4.50	03/20/2048	29,481	31,375
Ginnie Mae II Pool	3.00	04/20/2048	187,648	198,685
Ginnie Mae II Pool	4.50	05/20/2048	53,132	56,898
Ginnie Mae II Pool	3.50	06/20/2048	138,943	147,331
Ginnie Mae II Pool	4.00	06/20/2048	31,402	33,574
Ginnie Mae II Pool	4.00	07/20/2048	139,300	148,796
Ginnie Mae II Pool	4.50	08/20/2048	232,234	246,383
Ginnie Mae II Pool	4.00	08/20/2048	202,254	216,872
Ginnie Mae II Pool	5.00	08/20/2048	26,743	28,797
Ginnie Mae II Pool	4.00	09/20/2048	200,151	213,097
Ginnie Mae II Pool	4.50	09/20/2048	148,044	158,040
Ginnie Mae II Pool	4.50	10/20/2048	161,551	172,527
Ginnie Mae II Pool	5.00	10/20/2048	51,939	55,307
Ginnie Mae II Pool	4.00	11/20/2048	168,103	180,531
Ginnie Mae II Pool	5.00	11/20/2048	116,513	124,995
Ginnie Mae II Pool	4.50	12/20/2048	106,832	113,883
Ginnie Mae II Pool	5.00	12/20/2048	26,990	28,909
Ginnie Mae II Pool	4.50	01/20/2049	170,469	181,107
Ginnie Mae II Pool	4.00	01/20/2049	139,414	148,292
Ginnie Mae II Pool	3.50	01/20/2049	100,496	106,219
Ginnie Mae II Pool	5.00	01/20/2049	24,922	26,600
Ginnie Mae II Pool	4.50	02/20/2049	361,614	384,112
Ginnie Mae II Pool	3.50	02/20/2049	204,383	215,526
Ginnie Mae II Pool	5.00	02/20/2049	54,811	58,646
Ginnie Mae II Pool	3.50	03/20/2049	396,691	418,872
Ginnie Mae II Pool	4.50	03/20/2049	207,970	221,129
Ginnie Mae II Pool	5.00	03/20/2049	31,754	33,794
Ginnie Mae II Pool	4.00	04/20/2049	204,500	218,026
Ginnie Mae II Pool	3.50	04/20/2049	143,915	151,656
Ginnie Mae II Pool	4.50	04/20/2049	36,704	38,961
Ginnie Mae II Pool	5.00	05/20/2049	111,628	118,853
Ginnie Mae II Pool	4.50	05/20/2049	46,158	48,987
Ginnie Mae II Pool	4.50	06/20/2049	313,166	332,256
Ginnie Mae II Pool	3.50	06/20/2049	246,145	259,609
Ginnie Mae II Pool	4.00	06/20/2049	159,932	169,616
Ginnie Mae II Pool	5.00	06/20/2049	65,597	69,833
Ginnie Mae II Pool	4.00	07/20/2049	499,508	530,029
Ginnie Mae II Pool	3.50	07/20/2049	287,537	302,944
Ginnie Mae II Pool	4.00	08/20/2049	292,019	310,299
Ginnie Mae II Pool	4.00	09/20/2049	123,950	131,621

Total Mortgage-Backed Securities (Cost $132,058,677)				135,828,556

U.S. Government Agency Obligations — 0.66%
Federal Farm Credit Banks	2.35	02/12/2021	250,000	254,252
Federal Home Loan Banks	1.13	07/14/2021	485,000	489,908

The accompanying notes are an integral part of the financial statements.

60

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
U.S. Government Agency Obligations — 0.66%
Federal Home Loan Banks	2.50	02/13/2024	200,000	215,413
Federal Home Loan Banks	2.88	09/13/2024	400,000	439,635
Federal Home Loan Banks	5.50	07/15/2036	120,000	185,335
Federal Home Loan Mortgage Corp	2.38	01/13/2022	485,000	502,007
Federal Home Loan Mortgage Corp	2.75	06/19/2023	500,000	535,659
Federal Home Loan Mortgage Corp	6.25	07/15/2032	242,000	374,599
Federal National Mortgage Association	1.38	10/07/2021	500,000	507,273
Federal National Mortgage Association	2.63	09/06/2024	485,000	528,966
Federal National Mortgage Association	6.25	05/15/2029	109,000	156,057
Federal National Mortgage Association	6.63	11/15/2030	485,000	736,751
State of Israel (Israel)	2.50	01/15/2030	200,000	201,418
Tennessee Valley Authority	2.88	09/15/2024	65,000	71,238
Tennessee Valley Authority	7.13	05/01/2030	73,000	109,610
Tennessee Valley Authority	5.25	09/15/2039	107,000	163,697
Tennessee Valley Authority	4.63	09/15/2060	97,000	145,721
Tennessee Valley Authority	4.25	09/15/2065	39,000	56,088

Total U.S. Government Agency Obligations (Cost $5,411,156)				5,673,627

U.S. Treasury Obligations — 24.53%
United States Treasury Bill[5]	0.29[6]	06/18/2020	306,000	305,939
United States Treasury Bill[5]	0.08[6]	09/10/2020	53,000	52,973
United States Treasury Bill[5]	0.08[6]	12/31/2020	47,000	46,964
United States Treasury Bill[5]	0.21[6]	02/25/2021	13,000	12,986
United States Treasury Note/Bond	2.50	02/28/2021	655,000	669,379
United States Treasury Note/Bond	2.38	04/15/2021	2,055,000	2,102,602
United States Treasury Note/Bond	2.25	04/30/2021	2,000,000	2,046,406
United States Treasury Note/Bond	1.38	04/30/2021	970,000	982,921
United States Treasury Note/Bond	3.12	05/15/2021	1,265,000	1,307,397
United States Treasury Note/Bond	2.12	05/31/2021	900,000	921,094
United States Treasury Note/Bond	1.38	05/31/2021	411,000	417,133
United States Treasury Note/Bond	2.00	05/31/2021	319,000	325,866
United States Treasury Note/Bond	2.62	06/15/2021	2,105,000	2,168,397
United States Treasury Note/Bond	1.62	06/30/2021	860,000	876,125
United States Treasury Note/Bond	1.12	06/30/2021	83,000	84,057
United States Treasury Note/Bond	2.62	07/15/2021	1,700,000	1,754,188
United States Treasury Note/Bond	2.25	07/31/2021	1,000,000	1,027,578
United States Treasury Note/Bond	1.75	07/31/2021	855,000	872,902
United States Treasury Note/Bond	1.12	07/31/2021	602,000	609,666
United States Treasury Note/Bond	2.12	08/15/2021	1,677,000	1,722,200
United States Treasury Note/Bond	2.75	08/15/2021	1,200,000	1,242,469
United States Treasury Note/Bond	2.00	08/31/2021	370,000	379,452
United States Treasury Note/Bond	1.50	08/31/2021	200,000	203,727
United States Treasury Note/Bond	1.12	08/31/2021	165,000	167,191
United States Treasury Note/Bond	2.75	09/15/2021	500,000	518,438
United States Treasury Note/Bond	1.50	09/30/2021	1,600,000	1,631,188

The accompanying notes are an integral part of the financial statements.

61

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
U.S. Treasury Obligations — 24.53%
United States Treasury Note/Bond	1.12	09/30/2021	382,000	387,253
United States Treasury Note/Bond	2.12	09/30/2021	243,000	250,024
United States Treasury Note/Bond	2.88	10/15/2021	700,000	728,738
United States Treasury Note/Bond	1.50	10/31/2021	850,000	867,299
United States Treasury Note/Bond	1.25	10/31/2021	673,000	684,252
United States Treasury Note/Bond	2.00	10/31/2021	494,000	507,932
United States Treasury Note/Bond	2.88	11/15/2021	725,000	756,407
United States Treasury Note/Bond	2.00	11/15/2021	460,000	473,566
United States Treasury Note/Bond	8.00	11/15/2021	182,000	205,020
United States Treasury Note/Bond	1.50	11/30/2021	850,000	868,162
United States Treasury Note/Bond	1.75	11/30/2021	824,000	845,212
United States Treasury Note/Bond	1.88	11/30/2021	289,000	297,060
United States Treasury Note/Bond	2.62	12/15/2021	740,000	770,409
United States Treasury Note/Bond	1.62	12/31/2021	850,000	870,918
United States Treasury Note/Bond	2.00	12/31/2021	444,000	457,806
United States Treasury Note/Bond	2.12	12/31/2021	56,000	57,857
United States Treasury Note/Bond	1.38	01/31/2022	845,000	862,956
United States Treasury Note/Bond	1.50	01/31/2022	575,000	588,342
United States Treasury Note/Bond	1.88	01/31/2022	219,000	225,647
United States Treasury Note/Bond	2.50	02/15/2022	535,000	557,842
United States Treasury Note/Bond	2.00	02/15/2022	130,000	134,342
United States Treasury Note/Bond	1.13	02/28/2022	1,850,000	1,880,713
United States Treasury Note/Bond	1.75	02/28/2022	680,000	699,869
United States Treasury Note/Bond	1.88	02/28/2022	665,000	686,093
United States Treasury Note/Bond	2.38	03/15/2022	735,000	765,979
United States Treasury Note/Bond	1.88	03/31/2022	715,000	738,656
United States Treasury Note/Bond	1.75	03/31/2022	478,000	492,639
United States Treasury Note/Bond	2.25	04/15/2022	1,390,000	1,447,283
United States Treasury Note/Bond	1.88	04/30/2022	670,000	692,927
United States Treasury Note/Bond	1.75	04/30/2022	370,000	381,765
United States Treasury Note/Bond	1.75	05/15/2022	300,000	309,832
United States Treasury Note/Bond	2.12	05/15/2022	250,000	260,029
United States Treasury Note/Bond	1.75	05/31/2022	845,000	872,628
United States Treasury Note/Bond	1.88	05/31/2022	345,000	357,304
United States Treasury Note/Bond	1.75	06/15/2022	915,000	945,953
United States Treasury Note/Bond	1.75	06/30/2022	840,000	868,875
United States Treasury Note/Bond	2.12	06/30/2022	600,000	625,828
United States Treasury Note/Bond	1.75	07/15/2022	615,000	636,069
United States Treasury Note/Bond	1.88	07/31/2022	335,000	347,811
United States Treasury Note/Bond	2.00	07/31/2022	236,000	245,726
United States Treasury Note/Bond	1.50	08/15/2022	1,300,000	1,338,949
United States Treasury Note/Bond	1.62	08/15/2022	650,000	671,125
United States Treasury Note/Bond	1.62	08/31/2022	835,000	862,398
United States Treasury Note/Bond	1.88	08/31/2022	396,000	411,515
United States Treasury Note/Bond	1.50	09/15/2022	805,000	829,842

The accompanying notes are an integral part of the financial statements.

62

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
U.S. Treasury Obligations — 24.53%
United States Treasury Note/Bond	1.88	09/30/2022	670,000	697,166
United States Treasury Note/Bond	1.38	10/15/2022	810,000	832,845
United States Treasury Note/Bond	1.88	10/31/2022	1,050,000	1,093,518
United States Treasury Note/Bond	2.00	10/31/2022	790,000	825,303
United States Treasury Note/Bond	1.62	11/15/2022	700,000	724,773
United States Treasury Note/Bond	2.00	11/30/2022	1,737,000	1,816,318
United States Treasury Note/Bond	1.62	12/15/2022	805,000	834,559
United States Treasury Note/Bond	2.12	12/31/2022	1,104,000	1,159,976
United States Treasury Note/Bond	1.50	01/15/2023	805,000	832,546
United States Treasury Note/Bond	1.75	01/31/2023	1,470,000	1,530,982
United States Treasury Note/Bond	2.38	01/31/2023	680,000	720,269
United States Treasury Note/Bond	1.38	02/15/2023	1,450,000	1,495,936
United States Treasury Note/Bond	2.00	02/15/2023	762,000	799,564
United States Treasury Note/Bond	7.12	02/15/2023	125,000	149,619
United States Treasury Note/Bond	2.62	02/28/2023	1,000,000	1,068,008
United States Treasury Note/Bond	1.50	02/28/2023	900,000	932,063
United States Treasury Note/Bond	2.50	03/31/2023	1,150,000	1,225,873
United States Treasury Note/Bond	1.50	03/31/2023	390,000	404,138
United States Treasury Note/Bond	2.75	04/30/2023	1,500,000	1,613,262
United States Treasury Note/Bond	1.62	04/30/2023	1,223,000	1,272,923
United States Treasury Note/Bond	1.75	05/15/2023	1,740,000	1,818,436
United States Treasury Note/Bond	2.75	05/31/2023	900,000	969,574
United States Treasury Note/Bond	1.62	05/31/2023	641,000	667,692
United States Treasury Note/Bond	2.62	06/30/2023	1,200,000	1,290,094
United States Treasury Note/Bond	1.38	06/30/2023	1,110,000	1,148,243
United States Treasury Note/Bond	2.75	07/31/2023	410,000	443,216
United States Treasury Note/Bond	1.25	07/31/2023	38,000	39,180
United States Treasury Note/Bond	2.50	08/15/2023	724,000	777,706
United States Treasury Note/Bond	1.38	08/31/2023	1,000,000	1,036,484
United States Treasury Note/Bond	2.75	08/31/2023	730,000	790,311
United States Treasury Note/Bond	1.38	09/30/2023	2,000,000	2,074,219
United States Treasury Note/Bond	2.88	09/30/2023	1,040,000	1,133,072
United States Treasury Note/Bond	1.62	10/31/2023	800,000	837,531
United States Treasury Note/Bond	2.88	10/31/2023	760,000	828,816
United States Treasury Note/Bond	2.75	11/15/2023	1,176,000	1,278,578
United States Treasury Note/Bond	2.88	11/30/2023	1,100,000	1,202,652
United States Treasury Note/Bond	2.12	11/30/2023	182,000	193,994
United States Treasury Note/Bond	2.62	12/31/2023	850,000	923,113
United States Treasury Note/Bond	2.25	12/31/2023	519,000	556,222
United States Treasury Note/Bond	2.50	01/31/2024	795,000	860,805
United States Treasury Note/Bond	2.25	01/31/2024	679,000	728,785
United States Treasury Note/Bond	2.75	02/15/2024	625,000	683,057
United States Treasury Note/Bond	2.38	02/29/2024	1,100,000	1,187,527
United States Treasury Note/Bond	2.12	02/29/2024	598,000	639,626
United States Treasury Note/Bond	2.12	03/31/2024	2,000,000	2,141,797

The accompanying notes are an integral part of the financial statements.

63

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
U.S. Treasury Obligations — 24.53%
United States Treasury Note/Bond	2.25	04/30/2024	785,000	845,684
United States Treasury Note/Bond	2.00	04/30/2024	640,000	682,800
United States Treasury Note/Bond	2.50	05/15/2024	1,042,000	1,133,745
United States Treasury Note/Bond	2.00	05/31/2024	1,035,000	1,105,752
United States Treasury Note/Bond	1.75	06/30/2024	880,000	931,906
United States Treasury Note/Bond	2.00	06/30/2024	630,000	673,583
United States Treasury Note/Bond	1.75	07/31/2024	880,000	932,800
United States Treasury Note/Bond	2.12	07/31/2024	690,000	742,127
United States Treasury Note/Bond	2.38	08/15/2024	886,000	963,421
United States Treasury Note/Bond	1.88	08/31/2024	1,345,000	1,433,738
United States Treasury Note/Bond	1.25	08/31/2024	1,300,000	1,351,340
United States Treasury Note/Bond	1.50	09/30/2024	870,000	914,180
United States Treasury Note/Bond	2.12	09/30/2024	590,000	636,416
United States Treasury Note/Bond	2.25	10/31/2024	1,000,000	1,085,313
United States Treasury Note/Bond	1.50	10/31/2024	870,000	914,961
United States Treasury Note/Bond	2.25	11/15/2024	939,000	1,019,622
United States Treasury Note/Bond	1.50	11/30/2024	1,800,000	1,895,414
United States Treasury Note/Bond	1.75	12/31/2024	870,000	926,346
United States Treasury Note/Bond	2.25	12/31/2024	165,000	179,508
United States Treasury Note/Bond	1.38	01/31/2025	1,525,000	1,597,616
United States Treasury Note/Bond	2.50	01/31/2025	560,000	616,897
United States Treasury Note/Bond	2.00	02/15/2025	1,763,000	1,899,701
United States Treasury Note/Bond	2.75	02/28/2025	830,000	925,223
United States Treasury Note/Bond	1.13	02/28/2025	640,000	663,475
United States Treasury Note/Bond	2.88	04/30/2025	840,000	944,475
United States Treasury Note/Bond	2.12	05/15/2025	1,871,000	2,032,885
United States Treasury Note/Bond	2.88	05/31/2025	800,000	900,688
United States Treasury Note/Bond	2.75	06/30/2025	595,000	666,911
United States Treasury Note/Bond	2.88	07/31/2025	445,000	502,433
United States Treasury Note/Bond	2.00	08/15/2025	1,325,000	1,434,675
United States Treasury Note/Bond	2.75	08/31/2025	895,000	1,005,791
United States Treasury Note/Bond	3.00	09/30/2025	600,000	683,039
United States Treasury Note/Bond	3.00	10/31/2025	260,000	296,380
United States Treasury Note/Bond	2.25	11/15/2025	1,830,000	2,010,998
United States Treasury Note/Bond	2.88	11/30/2025	625,000	709,058
United States Treasury Note/Bond	2.62	12/31/2025	1,500,000	1,683,223
United States Treasury Note/Bond	2.62	01/31/2026	560,000	629,169
United States Treasury Note/Bond	1.62	02/15/2026	1,250,000	1,331,201
United States Treasury Note/Bond	2.25	03/31/2026	565,000	623,641
United States Treasury Note/Bond	2.38	04/30/2026	425,000	472,580
United States Treasury Note/Bond	1.63	05/15/2026	1,700,000	1,814,285
United States Treasury Note/Bond	2.12	05/31/2026	600,000	658,594
United States Treasury Note/Bond	1.88	06/30/2026	685,000	742,181
United States Treasury Note/Bond	1.88	07/31/2026	615,000	666,795
United States Treasury Note/Bond	1.38	08/31/2026	685,000	721,712

The accompanying notes are an integral part of the financial statements.

64

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $
U.S. Treasury Obligations — 24.53%
United States Treasury Note/Bond	1.62	09/30/2026	680,000	727,812
United States Treasury Note/Bond	1.62	10/31/2026	680,000	727,892
United States Treasury Note/Bond	2.00	11/15/2026	1,232,000	1,349,281
United States Treasury Note/Bond	1.62	11/30/2026	680,000	728,291
United States Treasury Note/Bond	1.75	12/31/2026	300,000	324,012
United States Treasury Note/Bond	1.50	01/31/2027	675,000	718,084
United States Treasury Note/Bond	2.25	02/15/2027	594,000	662,426
United States Treasury Note/Bond	6.62	02/15/2027	290,000	409,942
United States Treasury Note/Bond	0.63	03/31/2027	685,000	688,157
United States Treasury Note/Bond	2.38	05/15/2027	470,000	530,182
United States Treasury Note/Bond	2.25	08/15/2027	1,000,000	1,121,992
United States Treasury Note/Bond	2.25	11/15/2027	1,090,000	1,225,569
United States Treasury Note/Bond	2.75	02/15/2028	820,000	955,941
United States Treasury Note/Bond	2.88	05/15/2028	2,140,000	2,523,194
United States Treasury Note/Bond	2.88	08/15/2028	1,660,000	1,962,950
United States Treasury Note/Bond	3.12	11/15/2028	2,530,000	3,054,283
United States Treasury Note/Bond	5.25	11/15/2028	883,500	1,227,478
United States Treasury Note/Bond	2.62	02/15/2029	715,000	835,712
United States Treasury Note/Bond	5.25	02/15/2029	30,000	41,929
United States Treasury Note/Bond	1.62	08/15/2029	1,115,000	1,210,167
United States Treasury Note/Bond	6.12	08/15/2029	949,000	1,420,497
United States Treasury Note/Bond	1.75	11/15/2029	1,435,000	1,576,482
United States Treasury Note/Bond	1.50	02/15/2030	1,950,000	2,099,525
United States Treasury Note/Bond	5.38	02/15/2031	1,468,000	2,180,783
United States Treasury Note/Bond	4.50	05/15/2038	453,000	717,456
United States Treasury Note/Bond	3.50	02/15/2039	300,000	427,406
United States Treasury Note/Bond	4.25	05/15/2039	623,000	969,008
United States Treasury Note/Bond	4.50	08/15/2039	300,000	480,785
United States Treasury Note/Bond	4.38	11/15/2039	509,000	806,328
United States Treasury Note/Bond	4.62	02/15/2040	257,000	420,295
United States Treasury Note/Bond	4.38	05/15/2040	275,000	437,325
United States Treasury Note/Bond	3.88	08/15/2040	168,000	252,151
United States Treasury Note/Bond	4.25	11/15/2040	240,000	377,438
United States Treasury Note/Bond	4.75	02/15/2041	575,000	961,148
United States Treasury Note/Bond	3.75	08/15/2041	365,000	542,481
United States Treasury Note/Bond	3.12	11/15/2041	600,000	819,703
United States Treasury Note/Bond	3.12	02/15/2042	120,000	164,119
United States Treasury Note/Bond	3.00	05/15/2042	15,000	20,136
United States Treasury Note/Bond	2.75	08/15/2042	582,000	751,462
United States Treasury Note/Bond	2.75	11/15/2042	625,000	808,447
United States Treasury Note/Bond	3.12	02/15/2043	860,000	1,177,931
United States Treasury Note/Bond	2.88	05/15/2043	539,000	711,375
United States Treasury Note/Bond	3.62	08/15/2043	674,000	995,045
United States Treasury Note/Bond	3.75	11/15/2043	531,000	799,404
United States Treasury Note/Bond	3.62	02/15/2044	744,000	1,101,992

The accompanying notes are an integral part of the financial statements.

65

VERPLANCK BALANCED FUND

Portfolio of Investments (Continued)

March 31, 2020 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $ /Shares	Value $
U.S. Treasury Obligations — 24.53%
United States Treasury Note/Bond	3.38	05/15/2044	1,451,000	2,075,610
United States Treasury Note/Bond	3.00	11/15/2044	1,275,000	1,728,571
United States Treasury Note/Bond	2.50	02/15/2045	873,000	1,091,557
United States Treasury Note/Bond	3.00	05/15/2045	1,213,000	1,652,333
United States Treasury Note/Bond	2.88	08/15/2045	122,000	163,470
United States Treasury Note/Bond	3.00	11/15/2045	815,000	1,117,505
United States Treasury Note/Bond	2.50	02/15/2046	953,000	1,201,376
United States Treasury Note/Bond	2.50	05/15/2046	946,000	1,193,475
United States Treasury Note/Bond	2.25	08/15/2046	1,011,000	1,220,388
United States Treasury Note/Bond	2.88	11/15/2046	1,133,000	1,532,869
United States Treasury Note/Bond	3.00	02/15/2047	910,000	1,260,777
United States Treasury Note/Bond	3.00	05/15/2047	575,000	797,049
United States Treasury Note/Bond	2.75	08/15/2047	610,000	808,202
United States Treasury Note/Bond	2.75	11/15/2047	1,095,000	1,452,458
United States Treasury Note/Bond	3.00	02/15/2048	690,000	957,914
United States Treasury Note/Bond	3.12	05/15/2048	1,055,000	1,494,680
United States Treasury Note/Bond	3.00	08/15/2048	1,730,000	2,403,078
United States Treasury Note/Bond	3.38	11/15/2048	870,000	1,290,829
United States Treasury Note/Bond	3.00	02/15/2049	1,025,000	1,428,073
United States Treasury Note/Bond	2.88	05/15/2049	850,000	1,159,818
United States Treasury Note/Bond	2.25	08/15/2049	925,000	1,126,874
United States Treasury Note/Bond	2.38	11/15/2049	900,000	1,121,273
United States Treasury Note/Bond	2.00	02/15/2050	1,285,000	1,488,642

Total U.S. Treasury Obligations (Cost $193,023,633)				211,909,580

SHORT-TERM INVESTMENTS — 3.43%
Money Market Fund — 3.43%
Goldman Sachs Financial Square Government Fund - Institutional Shares	0.34[7]		29,637,173	29,637,173

Total Short-Term Investments (Cost $29,637,173)				29,637,173

Total Investments (Cost $905,869,705) — 102.74%				887,635,454

TBA SALES COMMITMENTS — (0.09%)
Mortgage-Backed Securities — (0.09%)
Ginnie Mae	5.00	04/15/2050	(25,000)	(26,983)
Ginnie Mae	5.00	04/20/2050	(200,000)	(212,750)
Ginnie Mae	4.50	04/20/2050	(500,000)	(530,625)

Total TBA SALES COMMITMENTS (Proceeds $765,175)				(770,358)

Liabilities in excess of other assets — (2.65%)				(22,914,708)

Net Assets — 100.00%				$863,950,388

The accompanying notes are an integral part of the financial statements.

66

VERPLANCK BALANCED FUND

Portfolio of Investments (Concluded)

March 31, 2020 (Unaudited)

*	Non-income producing.
[1]	“Affiliated company” as defined by the Investment Company Act of 1940.
[2]

Variable rate investments. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate or spread in their description.

[3]	Zero coupon bond.
[4]	TBA - To be announced.
[5]	As of March 31, 2020, an investment with a value of $418,862 was fully segregated with the broker as collateral for open futures contracts.
[6]	Rate represents annualized yield at date of purchase.
[7]	Rate disclosed is the 7-day yield at March 31, 2020.

Legend
LIBOR	London Inter-bank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
Ltd	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Funding Rate
TBA	To Be Announced

At March 31, 2020, the Fund held the following open positions in futures contracts:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Cost	Notional Amount	Value and Unrealized Depreciation(1)
S&P500 E-Mini	06/19/20	31	$4,134,528	$3,983,035	$(151,493)

					$(151,493)

(1)

Only variation margin receivable/payable at period end is reported within the Statement of Assets and Liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on future contracts.

The accompanying notes are an integral part of the financial statements.

67

VERPLANCK BALANCED FUND

Statement of Assets and Liabilities

March 31, 2020

(Unaudited)

Assets
Investments, at value (Cost $905,869,705)(a)	$887,635,454
Receivable for investments sold	2,635,946
Dividends and interest receivable	3,156,294
Prepaid expenses and other assets	5,209

Total assets	893,432,903

Liabilities
TBA sale commitments at value (Proceeds $765,175)	770,358
Payable for investments purchased	28,438,443
Futures variation margin payable*	64,325
Payable for administration and accounting fees.	60,547
Payable to Investment Adviser	42,740
Payable for audit fees	31,470
Payable for legal fees	23,841
Payable for custodian fees	23,174
Due to custodian	9,916
Payable for printing fees	8,553
Payable for transfer agent fees	7,062
Accrued expenses	2,086

Total liabilities.	29,482,515

Net Assets	$863,950,388

Net Assets Consisted of:
Capital stock, $0.01 par value	$86,325
Paid-in capital	878,333,735
Total distributable earnings	(14,469,672)

Net Assets	$863,950,388

Shares outstanding	8,632,512

Net asset value, offering and redemption price per share ($863,950,388 / 8,632,512 shares)	$100.08

*	Primary risk exposure is equity contracts.
(a)	Includes investment in affiliated issuer with market value of $357,210 and cost of $526,554.

The accompanying notes are an integral part of the financial statements.

68

VERPLANCK BALANCED FUND

Statement of Operations

For the Six Months Ended March 31, 2020

(Unaudited)

Investment Income
Interest	$6,012,712
Dividends(a)	4,143,565
Less: foreign taxes withheld	(4,764)

Total investment income	10,151,513

Expenses
Advisory fees (Note 2)	256,864
Administration and accounting fees (Note 2)	165,098
Trustees’ and officers’ fees (Note 2)	71,830
Custodian fees (Note 2)	49,644
Legal fees	33,243
Audit fees.	32,150
Printing and shareholder reporting fees	12,479
Transfer agent fees (Note 2)	10,807
Other expenses	14,230

Total expenses	646,345

Net investment income	9,505,168

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	131,737
Net realized loss from TBA sale commitments	(1,650)
Net realized loss from futures contracts*	(567,069)
Net change in unrealized appreciation/(depreciation) on investments(a)	(43,076,177)
Net change in unrealized appreciation/(depreciation) on TBA sale commitments	(5,099)
Net change in unrealized appreciation/(depreciation) on futures contracts*	(133,034)

Net realized and unrealized loss on investments	(43,651,292)

Net decrease in net assets resulting from operations	$(34,146,124)

*	Primary risk exposure is equity contracts.
(a)	Dividend income and change in unrealized depreciation from affiliated issuer was $6,576 and $(122,287), respectively.

The accompanying notes are an integral part of the financial statements.

69

VERPLANCK BALANCED FUND

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
Increase/(decrease) in net assets from operations:
Net investment income	$9,505,168	$18,574,358
Net realized gain/(loss) from investments, TBA sale commitments and futures contracts	(436,982)	772,375
Net change in unrealized appreciation/(depreciation) on investments, futures contracts and TBA sale commitments	(43,214,310)	39,513,147

Net increase/(decrease) in net assets resulting from operations	(34,146,124)	58,859,880

Distributions to Shareholders From (Note 1):
Total distributable earnings	(19,679,923)	(6,153,555)

Decrease in Net Assets From Distributions to Shareholders	(19,679,923)	(6,153,555)

Increase/(Decrease) in Net Assets Derived from Capital Share Transactions (Note 5)	19,638,019	(5,900,130)

Total increase/(decrease) in net assets.	(34,188,028)	46,806,195

Net assets
Beginning of period	898,138,416	851,332,221

End of period	$863,950,388	$898,138,416

The accompanying notes are an integral part of the financial statements.

70

VERPLANCK BALANCED FUND

Financial Highlights

Contained below is per share operating performance data for the Verplanck Balanced Fund, total investment return, ratios to average net assets and other supplemental data for the respective period. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Period August 28, 2018* to September 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$106.28		$100.16	$100.00

Net investment income(1)	1.11		2.18	0.18
Net realized and unrealized gain/(loss) on investments	(4.98)		4.66	(0.02)

Net increase/(decrease) in net assets resulting from operations	(3.87)		6.84	0.16

Dividends and distributions to shareholders from:
Net investment income	(2.33)		(0.72)	—

Total dividends and distributions to shareholders	(2.33)		(0.72)	—

Net asset value, end of period	$100.08		$106.28	$100.16

Total investment return(2)	(3.80%)		6.94%	0.16%

Ratio/Supplemental Data
Net assets, end of period (in thousands)	$863,950		$898,138	$851,332
Ratio of expenses to average net assets	0.14	%(3)	0.16%	0.17	%(3)
Ratio of net investment income to average net assets	2.07	%(3)	2.18%	2.00	%(3)
Portfolio turnover rate	24	%(4)	57%	5	%(4)(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized. (4) Not annualized.
(5)	Portfolio turnover rate excludes securities received from a subscription-in-kind.

The accompanying notes are an integral part of the financial statements.

71

VERPLANCK BALANCED FUND

Notes to Financial Statements

March 31, 2020

(Unaudited)

1. Organization and Significant Accounting Policies

Verplanck Balanced Fund, (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced investment operations on August 28, 2018. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. However, beneficial interests of the Fund are not registered under the Securities Act of 1933, as amended (the “1933 Act”) because such interests will be issued solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

On August 28, 2018, the Fund, as the result of a reorganization, acquired substantially all of the assets of a privately offered common trust fund (“Predecessor Fund”) managed by Mellon Investments Corporation (the “Adviser”), in exchange for shares of the Fund. The Predecessor Fund was not registered as an investment company under the 1940 Act and was not subject to certain investment limitations, diversification requirements, liquidity requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). This reorganization transaction was structured to qualify as a non-taxable transaction under the Code. In connection with this reorganization, the Predecessor Fund valued its securities pursuant to the Fund’s valuation procedures. The assets acquired were comprised of $815,927,402 of securities, $2,247,805 of interest receivable and $31,804,938 of cash. For financial statement purposes, assets received and shares issued by the Fund were recorded at fair value, and the Fund recorded the cost of such investments at their historical cost as recorded by the Predecessor Fund. The cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s unrealized depreciation at the time of reorganization (the Fund had no assets or liabilities prior to the reorganization) as follows:

Predecessor Fund net assets at time of reorganization	Predecessor Fund unrealized (depreciation) at time of reorganization	Net assets of the Fund immediately after reorganization
$849,980,145	$(14,817,997)	$849,980,145

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service approved by the Board of Trustees. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amounts approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate the NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Exchange traded futures contracts are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

72

VERPLANCK BALANCED FUND

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

Securities that do not have a readily available current market value are valued in accordance with the procedures adopted by the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

The fair value of the Fund’s bonds are generally based on the quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, the Fund fair values foreign securities using an independent pricing service approved by the Board of Trustees which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund’s investments carried at fair value:

	Total Value at 03/31/20	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Asset-Backed Securities	$2,605,769	$—	$2,605,769	$—
Common Stocks	351,602,048	351,602,048	—	—
Corporate Bonds and Notes	127,079,750	—	127,079,750	—
Foreign Government Bonds and Notes	8,226,067	—	8,226,067	—

73

VERPLANCK BALANCED FUND

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

	Total Value at 03/31/20	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds	$4,374,293	$—	$4,374,293	$—
Commercial Mortgage-Backed Securities	10,698,591	—	10,698,591	—
Mortgage-Backed Securities	135,828,556	—	135,828,556	—
U.S. Government Agency Obligations	5,673,627	—	5,673,627	—
U.S. Treasury Obligations	211,909,580	—	211,909,580	—
Short-Term Investments	29,637,173	29,637,173	—	—

Total Assets	$887,635,454	$381,239,221	$506,396,233	$—

Liabilities
TBA Sale Commitments	$(770,358)	$—	$(770,358)	$—
Derivatives:
Equity Contracts
Futures Contracts	(151,493)	(151,493)	—	—

Total Liabilities.	$(921,851)	$(151,493)	$(770,358)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended March 31, 2020, there were no transfers in or out of Level 3.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage backed securities are recorded as interest income on the Statement of Operations. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short-term securities, which records discounts and premiums on a straight-line basis. Dividends

74

VERPLANCK BALANCED FUND

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

are recorded on the ex-dividend date. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of costs of the related investments. General expenses of the Trust are generally allocated to the Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Futures Contracts — The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

During the reporting period, the Fund used futures contracts for purposes of liquidity.

For the six months ended March 31, 2020, the Fund’s quarterly average volume of derivatives was as follows:

Long Futures Contracts (Notional)
$3,190,609

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid annually to shareholders. Distributions from net realized capital gains, if any, are declared and paid annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Code, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to its long-term implications. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Fund management is continuing to monitor this development and evaluate its impact on the Fund.

Recent Regulatory Reporting Updates and Accounting Pronouncements — In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (the “2018 ASU”) which adds, modifies and removes disclosure requirements related to certain aspects of fair value measurement. The 2018 ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. As of September 30, 2019, the Fund has fully adopted the provisions of the 2018 ASU, which did not have a material impact on the Fund’s financial statements and related disclosures or impact the Fund’s net assets or results of operations.

Mortgage-Related And Other Asset-Backed Securities Risk — Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying

75

VERPLANCK BALANCED FUND

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Debt Investment Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of the Fund’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.

LIBOR Phase-out Risk — The United Kingdom’s Financial Conduct Authority, which regulates London Interbank Overnight Rates (“LIBOR”), has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on any of the Funds or on financial instruments in which a Fund invests, as well as other unforeseen effects, could result in losses to the Fund.

TBA Purchase and Sale Commitments — The Fund may enter into to-be-announced (“TBA”) purchase or sale commitments (collectively, “TBA transactions”), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Fund maintains an entitlement to the security to be sold.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of March 31, 2020, no collateral was pledged by the Fund or counterparties for TBAs.

2. Transactions with Related Parties and Other Service Providers

Mellon Investments Corporation (the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 0.12% (12 basis points) on the first $250 million average daily net assets of the Fund, 0.10% of the next $100 million average daily net assets of the Fund, and 0.02% on average daily net assets of the Fund in excess of $350 million.

For the six months ended March 31, 2020, the Adviser earned advisory fees of $256,864.

76

VERPLANCK BALANCED FUND

Notes to Financial Statements (Continued)

March 31, 2020

(Unaudited)

Other Service Providers

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. Duff & Phelps, LLC (“D&P”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and D&P are compensated for their services provided to the Trust.

Investment in Affiliated Company

The following table lists the issuer owned by Fund that may be deemed an “affiliated company” under the 1940 Act, as well as transactions that occurred in the security of such issuers during the six months ended March 31, 2020:

Name of Issuer	Value at 09/30/19	Purchase Cost	Sales Proceeds	Change in Unrealized Depreciation	Value at 03/31/20	Dividend Income	Net Realized Gain (Loss)	Shares Held at 03/31/20
Bank of New York
Mellon Corp/The	$479,497	$—	$—	$(122,287)	$357,210	$6,576	$—	10,606

3. Investment in Securities

For the six months ended March 31, 2020, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$17,165,319	$14,582,540
U.S. Government Securities	212,711,570	206,066,412

4. Capital Share Transactions

For the six months ended March 31, 2020 and for the year ended September 30, 2019, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Verplanck Balanced Fund:
Reinvestments	182,458	$19,679,923	66,781	$6,153,555
Redemptions	(382)	(41,904)	(116,146)	(12,053,685)

Net increase/(decrease)	182,076	$19,638,019	(49,365)	$(5,900,130)

77

VERPLANCK BALANCED FUND

Notes to Financial Statements (Concluded)

March 31, 2020

(Unaudited)

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

For the year ended September 30, 2019, the tax character of distributions paid by the Fund was $6,153,555 of ordinary income dividends. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of September 30, 2019, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Unrealized Appreciation	Total Distributable Earnings
$(80,244)	$14,679,965	$24,756,654	$39,356,375

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

As of March 31, 2020, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$905,869,705

Gross unrealized appreciation	50,153,988
Gross unrealized depreciation	(68,388,239)

Net unrealized depreciation	$(18,234,251)

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30, and (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the year ended March 31, 2020, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2019. For the year ended March 31, 2020, the Fund had no capital loss deferrals and no late year ordinary loss deferrals.

Accumulated capital losses represent net capital loss carryovers as of March 31, 2020 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of March 31, 2020, the Fund had long-term capital loss carryforwards of $80,244 which have an unlimited period of capital loss carryforward.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

78

VERPLANCK BALANCED FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (844) 741-5050 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) as an exhibit to their reports on Form N-PORT. The Trust’s portfolio holdings on Form N-PORT are available on the SEC’s website at http://www.sec.gov.

79

Investment Adviser

Mellon Investments Corporation

One Boston Place,

201 Washington Street,

Boston, MA 02108

Administrator

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7096

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

VBF-0320

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date     June 1, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date     June 1, 2020

By (Signature and Title)*	/s/ T. Richard Keyes
T. Richard Keyes, Treasurer and
Chief Financial Officer
(principal financial officer)

Date     June 1, 2020

* Print the name and title of each signing officer under his or her signature.